UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2014

Date of reporting period: August 31, 2013

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended August 31, 2013.

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 12.5%
Abercrombie & Fitch, Cl A	22,900	$809
Apollo Group, Cl A * (A)	8,264	153
Autoliv (A)	21,400	1,733
Best Buy (A)	80,000	2,880
Big Lots *	17,400	616
CBS, Cl B	143,470	7,331
Chipotle Mexican Grill, Cl A * (A)	11,980	4,890
Coach	173,079	9,140
Comcast, Cl A	132,830	5,591
Cooper Tire & Rubber	32,100	1,025
CST Brands * (A)	7,666	226
Dillard’s, Cl A (A)	58,283	4,445
DIRECTV *	68,400	3,979
Foot Locker	25,200	811
Ford Motor	290,000	4,695
Fossil Group * (A)	41,639	4,836
GameStop, Cl A (A)	169,559	8,514
Gannett	192,000	4,625
Gap	89,800	3,631
Goodyear Tire & Rubber *	50,000	1,006
Harley-Davidson (A)	146,995	8,817
Harman International Industries	44,470	2,847
Home Depot	76,140	5,672
International Game Technology	96,500	1,823
Jarden *	14,400	619
Kohl’s	61,600	3,161
L Brands	147,350	8,452
Lear	89,900	6,181
Liberty Interactive, Cl A *	463,575	10,467
Macy’s	56,200	2,497
Magna International, Cl A (A)	33,000	2,547
NIKE, Cl B	249,796	15,692
Nordstrom	169,485	9,445
Panera Bread, Cl A *	19,790	3,246
priceline.com *	11,200	10,512
Ralph Lauren, Cl A	33,350	5,517
Sally Beauty Holdings *	117,450	3,069
Signet Jewelers	50,800	3,373
Starbucks	115,105	8,117
Target	185,804	11,763
Time Warner Cable, Cl A	83,960	9,013
TRW Automotive Holdings *	22,900	1,582
Tupperware Brands	15,900	1,284
Twenty-First Century Fox	404,072	12,676
Walt Disney	154,526	9,400
Whirlpool	77,700	9,996
Wyndham Worldwide	19,900	1,181
Yum! Brands	52,780	3,696

		243,581

Consumer Staples — 9.5%
Altria Group	20,300	688
Anheuser-Busch InBev ADR	99,784	9,315
Archer-Daniels-Midland	166,600	5,866
Avon Products	61,500	1,216
Coca-Cola	54,800	2,092
Coca-Cola Enterprises	36,400	1,362
Constellation Brands, Cl A *	7,800	423

Description	Shares	Market Value ($ Thousands)

Costco Wholesale	183,948	$20,578
CVS Caremark	312,384	18,134
Energizer Holdings	25,400	2,510
Estee Lauder, Cl A	233,150	15,239
Green Mountain Coffee Roasters * (A)	22,900	1,977
Hershey	42,000	3,862
Ingredion	53,700	3,380
Kimberly-Clark	36,900	3,449
Kroger	197,100	7,214
Lorillard (A)	40,800	1,726
Mead Johnson Nutrition, Cl A	156,953	11,776
Mondelez International, Cl A	329,938	10,119
Nu Skin Enterprises, Cl A	39,500	3,306
PepsiCo	22,000	1,754
Philip Morris International	106,290	8,869
Procter & Gamble	81,944	6,383
Safeway (A)	74,500	1,929
SUPERVALU * (A)	60,800	436
Tyson Foods, Cl A	323,800	9,374
Walgreen	254,275	12,223
Wal-Mart Stores	52,340	3,820
Whole Foods Market	305,973	16,140

		185,160

Energy — 9.5%
Apache	19,600	1,679
Chevron	218,935	26,366
ConocoPhillips	169,900	11,264
Core Laboratories (A)	38,986	5,907
CVR Energy (A)	20,000	856
Diamond Offshore Drilling (A)	60,600	3,880
EOG Resources	100,125	15,725
Exxon Mobil	333,172	29,039
FMC Technologies *	118,183	6,338
Halliburton	79,800	3,830
Helmerich & Payne	21,800	1,374
Hess	63,300	4,738
Kinder Morgan *	305,163	11,575
Marathon Oil	193,800	6,673
Marathon Petroleum	161,600	11,718
Murphy Oil	98,000	6,607
National Oilwell Varco	68,410	5,083
Noble Energy	97,300	5,977
Occidental Petroleum	59,130	5,216
Patterson-UTI Energy (A)	81,600	1,599
Phillips 66	164,120	9,371
Schlumberger	91,349	7,394
Valero Energy	69,000	2,452

		184,661

Financials — 15.7%
ACE	17,400	1,526
Aflac	29,700	1,716
Allied World Assurance Holdings	33,512	3,074
Allstate	167,200	8,012
American Capital Agency ‡	9,400	214
American Financial Group *	76,686	3,952
American International Group	280,280	13,022
American Tower, Cl A ‡	10,900	757
Ameriprise Financial	40,200	3,463

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Annaly Capital Management ‡	71,700	$837
Associated Banc	81,400	1,298
Assurant	133,900	7,102
AvalonBay Communities ‡	3,100	384
Axis Capital Holdings	54,300	2,334
Bank of America	797,940	11,267
Bank of New York Mellon	127,200	3,783
Berkshire Hathaway, Cl B *	25,658	2,854
Boston Properties ‡	2,900	297
Brandywine Realty Trust ‡	56,000	718
Capital One Financial	125,150	8,078
CBL & Associates Properties ‡	65,600	1,260
CBOE Holdings	56,600	2,597
CBRE Group, Cl A *	57,800	1,264
Charles Schwab	327,719	6,843
Chubb	54,200	4,508
Citigroup	414,280	20,022
CME Group, Cl A	81,625	5,804
CNA Financial	21,600	762
Discover Financial Services	173,747	8,210
Endurance Specialty Holdings	19,600	982
Equity Residential ‡	8,700	451
Everest Re Group	49,400	6,765
Fifth Third Bancorp	349,000	6,383
General Growth Properties ‡	14,500	278
Goldman Sachs Group	62,700	9,539
Hartford Financial Services Group (A)	125,900	3,727
HCC Insurance Holdings	6,000	253
HCP ‡	8,000	326
Health Care ‡	6,900	424
Hospitality Properties Trust ‡	35,500	959
Host Hotels & Resorts ‡	14,300	244
Huntington Bancshares	727,600	5,995
IntercontinentalExchange * (A)	47,025	8,453
JPMorgan Chase	662,840	33,493
KeyCorp	756,600	8,829
Kimco Realty ‡	11,200	224
Leucadia National	20,200	504
Lincoln National	107,578	4,523
MetLife	43,500	2,009
Montpelier Re Holdings	49,200	1,223
Morgan Stanley	42,300	1,090
PartnerRe	49,500	4,314
PNC Financial Services Group	73,400	5,305
Popular *	19,400	603
Progressive	297,100	7,448
Prologis ‡	9,000	317
Protective Life (A)	86,228	3,604
Prudential Financial	42,700	3,197
Public Storage ‡	2,700	412
Regions Financial	384,100	3,611
Reinsurance Group of America, Cl A	30,671	1,988
RenaissanceRe Holdings	15,500	1,355
Simon Property Group ‡	8,300	1,209
SLM	255,699	6,134
State Street	44,100	2,942
SunTrust Banks	43,500	1,393
Travelers	125,100	9,996

Description	Shares	Market Value ($ Thousands)

Unum Group (A)	107,700	$3,180
US Bancorp	48,400	1,749
Validus Holdings	31,300	1,083
Ventas ‡	4,915	306
Vornado Realty Trust ‡	3,600	293
Wells Fargo	566,771	23,283

		306,354

Health Care — 13.7%
Abbott Laboratories	138,800	4,626
AbbVie	70,500	3,004
Aetna	106,500	6,751
Alexion Pharmaceuticals *	39,850	4,294
Allergan	103,175	9,119
AmerisourceBergen	69,200	3,939
Amgen	167,756	18,275
Baxter International	20,800	1,447
Biogen Idec *	56,576	12,052
Boston Scientific *	172,700	1,827
Bristol-Myers Squibb	120,120	5,008
Cardinal Health	16,900	850
Celgene *	188,833	26,433
Cigna	81,600	6,421
Covance *	60,092	4,870
DaVita *	48,861	5,253
Eli Lilly	43,163	2,219
Endo Health Solutions *	14,300	588
Express Scripts Holding *	303,000	19,355
Gilead Sciences *	97,816	5,895
HCA Holdings *	30,300	1,157
Humana	84,270	7,759
Idexx Laboratories * (A)	47,481	4,455
Intuitive Surgical *	16,946	6,550
Johnson & Johnson	199,850	17,269
McKesson	31,800	3,861
Medtronic	81,800	4,233
Merck	101,700	4,809
Myriad Genetics * (A)	14,400	377
Novo Nordisk ADR	38,480	6,424
Omnicare	91,736	4,988
Perrigo (A)	39,625	4,816
Pfizer	749,010	21,129
Pharmacyclics *	10,300	1,149
Questcor Pharmaceuticals (A)	15,800	1,053
Shire ADR	56,090	6,182
St. Jude Medical	73,400	3,700
United Therapeutics *	71,000	5,035
UnitedHealth Group	55,880	4,009
Warner Chilcott, Cl A	5,400	116
WellPoint	144,700	12,320
Zimmer Holdings	45,700	3,615

		267,232

Industrials — 8.4%
AECOM Technology *	60,000	1,748
AGCO	79,000	4,468
Alaska Air Group	13,700	776
Alliant Techsystems	57,156	5,530
Avery Dennison	1,500	64
Canadian Pacific Railway	66,430	7,841
Caterpillar	29,800	2,460

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Copa Holdings, Cl A	10,269	$1,343
Cummins	67,960	8,373
Danaher	105,147	6,889
Deere	36,700	3,070
Delta Air Lines	277,500	5,475
Engility Holdings *	6,500	219
Exelis	79,100	1,164
FedEx	19,100	2,050
Fluor	127,019	8,057
General Dynamics	31,500	2,622
General Electric	217,185	5,026
Huntington Ingalls Industries	6,900	437
ITT	72,400	2,378
Kansas City Southern	46,730	4,926
KBR	32,400	967
L-3 Communications Holdings	99,900	9,024
Lockheed Martin	27,900	3,416
Norfolk Southern	30,300	2,186
Northrop Grumman	121,200	11,183
Oshkosh Truck *	58,000	2,605
Pall	114,070	7,887
Parker Hannifin	16,800	1,679
Pentair	147,610	8,873
Raytheon	124,007	9,351
Roper Industries	47,662	5,896
RR Donnelley & Sons (A)	91,000	1,518
Southwest Airlines	158,483	2,030
Stericycle *	58,342	6,567
Timken	54,000	3,027
Union Pacific	55,970	8,594
United Continental Holdings *	62,900	1,790
URS	33,000	1,634
Waste Management	12,700	514

		163,657

Information Technology — 19.6%
Accenture, Cl A	88,447	6,390
Activision Blizzard	16,200	264
Adobe Systems *	469,361	21,473
Altera	88,800	3,123
Amdocs	157,200	5,794
Amphenol, Cl A	68,008	5,153
Analog Devices	78,060	3,613
Ansys *	51,765	4,347
AOL *	19,600	645
Apple	50,611	24,650
Applied Materials	455,460	6,836
Avnet	30,500	1,176
Broadridge Financial Solutions	7,900	235
Brocade Communications Systems *	51,300	380
CA	190,600	5,575
Cisco Systems	664,860	15,498
Citrix Systems *	63,864	4,520
Cognizant Technology Solutions, Cl A *	44,038	3,228
Computer Sciences	31,300	1,570
CoreLogic *	97,200	2,498
Corning	342,000	4,802
eBay *	147,250	7,361
EMC	400,723	10,331

Description	Shares	Market Value ($ Thousands)

F5 Networks *	29,840	$2,488
Facebook, Cl A *	125,990	5,201
Fidelity National Information Services	40,100	1,783
Flextronics International *	106,600	957
Genpact *	231,871	4,464
Google, Cl A *	21,205	17,958
Harris	23,600	1,337
Hewlett-Packard	129,700	2,897
Ingram Micro, Cl A *	212,982	4,707
Intel (A)	162,900	3,581
International Business Machines	49,464	9,016
Intuit	119,200	7,573
Lender Processing Services	12,388	395
Lexmark International, Cl A	15,800	540
Marvell Technology Group	391,700	4,743
Mastercard, Cl A	34,920	21,164
Microsoft	452,575	15,116
National Instruments	124,767	3,462
NetApp	126,239	5,244
Oracle	302,038	9,623
Qualcomm	466,180	30,898
Rovi *	19,100	343
SAIC (A)	80,600	1,215
Salesforce.com * (A)	109,887	5,399
SanDisk	75,500	4,166
Seagate Technology	81,300	3,115
Symantec	126,600	3,242
TE Connectivity	29,200	1,431
Tech Data *	35,085	1,725
Teradata *	241,120	14,120
Texas Instruments	173,170	6,615
VeriFone Holdings *	90,025	1,784
VeriSign *	115,750	5,555
Visa, Cl A	127,258	22,196
Vishay Intertechnology * (A)	59,500	729
Western Digital	157,898	9,790
Xerox	345,300	3,446
Yahoo! *	145,200	3,938

		381,418

Materials — 2.9%
Ashland	9,500	829
CF Industries Holdings	27,200	5,177
Domtar	14,300	944
Dow Chemical	192,260	7,191
Eastman Chemical	24,000	1,824
Ecolab	65,507	5,984
Freeport-McMoRan Copper & Gold, Cl B	43,500	1,315
Huntsman	102,600	1,796
LyondellBasell Industries, Cl A	156,342	10,967
Monsanto	55,260	5,409
Owens-Illinois *	45,900	1,303
Packaging Corp of America	47,100	2,498
PPG Industries	3,401	531
Reliance Steel & Aluminum	13,500	900
Rock Tenn, Cl A	25,850	2,872
Steel Dynamics	66,500	1,015
Syngenta ADR	69,866	5,476

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Westlake Chemical	11,500	$1,164

		57,195

Telecommunication Services — 1.4%
AT&T	57,400	1,942
Crown Castle International *	312,048	21,662
Sprint *	63,237	424
Verizon Communications	75,600	3,582

		27,610

Utilities — 1.5%
AES	313,700	3,987
Ameren	41,800	1,413
American Electric Power	150,100	6,424
Duke Energy	8,100	532
Edison International	87,800	4,029
Entergy	65,700	4,154
Exelon	40,800	1,244
NV Energy	157,200	3,686
Public Service Enterprise Group	121,200	3,930

		29,399

Total Common Stock (Cost $1,389,189) ($ Thousands)		1,846,267

	Number Of Warrants
WARRANTS — 0.0%
Kinder Morgan, Expires 02/17/2017 *	101,260	533

Total Warrants (Cost $193) ($ Thousands)		533

AFFILIATED PARTNERSHIP — 4.3%
SEI Liquidity Fund, L.P.
0.080% ** † (B)	83,533,640	83,534

Total Affiliated Partnership (Cost $83,534) ($ Thousands)		83,534

CASH EQUIVALENTS — 3.5%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010% **	2,458,138	2,458
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	65,313,189	65,313

Total Cash Equivalents (Cost $67,771) ($ Thousands)		67,771

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.070%, 02/06/2014	$1,613	1,612
0.040%, 01/09/2014	1,187	1,187

Total U.S. Treasury Obligations (Cost $2,799) ($ Thousands)		2,799

Total Investments — 102.6% (Cost $1,543,486) ($ Thousands) ††		$2,000,904

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Contracts Number of Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	19	Sep-2013	$16
S&P Mid 400 Index E-MINI	30	Sep-2013	(17)

			$(1)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,949,576 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $1,543,486 ($ Thousands), and the unrealized appreciation and depreciation were $477,825 ($ Thousands) and $(20,407) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $81,547 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2013 was $83,534 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of August 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,846,267	$—	$—	$1,846,267
Warrants	533	—	—	533
Affiliated Partnership	—	83,534	—	83,534
Cash Equivalents	67,771	—	—	67,771
U.S. Treasury Obligations	—	2,799	—	2,799

Total Investments in Securities	$1,914,571	$86,333	$—	$2,000,904

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$16	$—	$—	$16
Unrealized Depreciation	(17)	—	—	(17)

Total Other Financial Instruments	$(1)	$—	$—	$(1)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 15.9%
Aaron’s	8,600	$233
Aeropostale *	41,100	334
AMC Networks, Cl A *	1,800	112
Ascena Retail Group *	46,900	765
Best Buy	17,700	637
Brinker International	400	16
Burger King Worldwide	1,900	37
Carmax *	1,900	90
Carnival, Cl A	10,300	372
Carter’s	700	51
CBS, Cl B	1,800	92
Cinemark Holdings	600	18
Coach	35,633	1,882
Comcast, Cl A	42,300	1,780
CST Brands *	1,322	39
Dana Holdings	8,800	184
Delphi Automotive	9,400	517
Dillard’s, Cl A	3,500	267
DIRECTV *	2,200	128
Discovery Communications, Cl A *	9,100	705
DISH Network, Cl A *	1,300	58
Domino’s Pizza	600	37
Dunkin’ Brands Group	1,000	43
Expedia	100	5
Ford Motor	27,200	440
GameStop, Cl A	21,500	1,080
Gannett	700	17
Gap	21,300	861
General Motors *	9,200	314
Genuine Parts	1,100	85
Goodyear Tire & Rubber *	31,000	624
H&R Block	30,000	837
Hanesbrands	2,500	149
Home Depot	28,500	2,123
HSN	2,800	151
International Game Technology	3,400	64
Interpublic Group	1,100	17
Jarden *	3,350	144
Johnson Controls	900	36
L Brands	37,050	2,125
Lamar Advertising, Cl A *	3,500	147
Las Vegas Sands	1,100	62
Lear	17,000	1,169
Leggett & Platt	5,900	171
Lennar, Cl A	2,400	76
Liberty Global, Cl A *	8,763	681
Liberty Interactive, Cl A *	130,825	2,954
Liberty Media *	4,600	628
Liberty Ventures, Ser A *	1,700	146
Lions Gate Entertainment *	1,000	35
LKQ *	8,100	237
Lowe’s	25,100	1,150
Macy’s	20,200	898
Madison Square Garden, Cl A *	2,600	151
Magna International, Cl A	10,800	834
Mattel	6,000	243
McDonald’s	1,300	123
Mohawk Industries *	1,500	176
NetFlix *	800	227

Description	Shares	Market Value ($ Thousands)

Newell Rubbermaid	11,000	$278
News *	8,275	130
NIKE, Cl B	69,099	4,341
Nordstrom	34,842	1,942
NVR *	300	257
Omnicom Group	1,300	79
Polaris Industries	100	11
priceline.com *	2,825	2,651
PulteGroup	4,000	62
Royal Caribbean Cruises	3,800	139
Sally Beauty Holdings *	29,525	772
Signet Jewelers	2,100	139
Six Flags Entertainment	800	26
Staples	50,540	703
Starz - Liberty Capital *	3,100	77
Target	30,883	1,955
Tesla Motors *	800	135
Thomson Reuters	900	30
Time Warner	21,200	1,283
Time Warner Cable, Cl A	11,400	1,224
TJX	11,600	612
TripAdvisor *	1,900	140
TRW Automotive Holdings *	900	62
Tupperware Brands	1,000	81
Twenty-First Century Fox	15,400	483
Urban Outfitters *	2,200	92
Viacom, Cl B	2,100	167
Visteon *	1,800	129
Walt Disney	45,967	2,796
Wendy’s	4,300	33
Whirlpool	8,600	1,106
Williams-Sonoma	700	40

		49,552

Consumer Staples — 9.5%
Altria Group	6,000	203
Avon Products	22,800	450
Brown-Forman, Cl B	2,600	174
Bunge	300	23
Campbell Soup	16,150	697
Church & Dwight	100	6
Clorox	2,000	165
Coca-Cola Enterprises	12,600	471
Colgate-Palmolive	1,300	75
ConAgra Foods	7,800	264
Constellation Brands, Cl A *	5,000	272
Costco Wholesale	21,498	2,405
CVS Caremark	35,701	2,072
Dr. Pepper Snapple Group	1,500	67
Energizer Holdings	1,700	168
Estee Lauder, Cl A	29,571	1,933
Flowers Foods	2,200	46
General Mills	1,600	79
Green Mountain Coffee Roasters *	4,800	414
Hershey	15,200	1,398
Hillshire Brands	8,900	287
Hormel Foods	4,300	178
Ingredion	2,300	145
JM Smucker	3,300	350
Kellogg	4,800	291
Kimberly-Clark	9,400	879
Kraft Foods Group	19,600	1,015

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Kroger	32,900	$1,204
Lorillard	22,200	939
McCormick	4,300	291
Molson Coors Brewing, Cl B	1,800	88
Mondelez International, Cl A	74,528	2,286
Nu Skin Enterprises, Cl A	9,100	762
PepsiCo	21,425	1,708
Philip Morris International	2,600	217
Procter & Gamble	2,900	226
Reynolds American	1,800	86
Safeway	3,700	96
Smithfield Foods *	700	23
Sysco	5,200	167
Tyson Foods, Cl A	37,500	1,086
Walgreen	54,700	2,629
Wal-Mart Stores	14,010	1,023
Whole Foods Market	39,244	2,070

		29,428

Energy — 8.1%
Anadarko Petroleum	100	9
Apache	10,910	935
Baker Hughes	18,280	850
Cabot Oil & Gas	14,600	571
Cameco	18,800	358
Cameron International *	800	45
Cheniere Energy *	5,300	149
Chevron	9,100	1,096
ConocoPhillips	15,600	1,034
Diamond Offshore Drilling	13,600	871
Dresser-Rand Group *	600	37
Dril-Quip *	100	10
EOG Resources	25,025	3,930
EQT	4,000	343
Exxon Mobil	24,660	2,150
Gulfport Energy *	700	41
Halliburton	22,900	1,099
Helmerich & Payne	2,300	145
Hess	5,600	419
HollyFrontier	8,700	387
Kinder Morgan *	76,693	2,909
Marathon Oil	23,100	795
Marathon Petroleum	21,400	1,552
Murphy Oil	29,220	1,970
Noble Energy	4,600	283
Oasis Petroleum *	400	16
Oceaneering International	900	70
Patterson-UTI Energy	6,800	133
Phillips 66	15,500	885
Schlumberger	11,430	925
Seadrill	500	23
Southwestern Energy *	1,100	42
Tesoro	7,100	327
Valero Energy	15,400	547
Williams	4,000	145

		25,101

Financials — 12.1%
ACE	200	18
Affiliated Managers Group *	500	87
Aflac	14,830	857
Allied World Assurance Holdings	300	28
Allstate	31,100	1,490

Description	Shares	Market Value ($ Thousands)

American Capital *	11,000	$137
American Express	5,375	387
American Financial Group *	11,900	613
American International Group	2,100	98
American Tower, Cl A ‡	600	42
Ameriprise Financial	5,800	500
Aon	1,300	86
Arch Capital Group *	3,700	197
Ares Capital	600	11
Arthur J Gallagher	1,300	54
Aspen Insurance Holdings	2,100	75
Assurant	18,600	987
Assured Guaranty	1,400	28
Axis Capital Holdings	6,400	275
Bank of America	46,500	657
Bank of New York Mellon	300	9
BB&T	600	20
Berkshire Hathaway, Cl B *	500	56
BlackRock, Cl A	1,400	364
Brandywine Realty Trust ‡	700	9
Brown & Brown	400	12
CapitalSource	7,500	87
CBL & Associates Properties ‡	500	10
CBOE Holdings	1,600	73
CBRE Group, Cl A *	23,010	503
Charles Schwab	6,700	140
Chubb	700	58
Cincinnati Financial	3,500	160
Citigroup	8,000	387
CME Group, Cl A	21,925	1,559
Commerce Bancshares	300	13
Corrections Corp of America ‡	4,096	135
Discover Financial Services	21,300	1,006
Duke Realty ‡	500	7
Eaton Vance	4,500	173
Endurance Specialty Holdings	1,000	50
Equity Lifestyle Properties ‡	500	17
Erie Indemnity, Cl A	600	44
Everest Re Group	7,400	1,013
Extra Space Storage ‡	1,900	78
Federated Investors, Cl B	400	11
Fidelity National Financial, Cl A	7,300	173
Fifth Third Bancorp	56,400	1,032
First Niagara Financial Group	900	9
Franklin Resources	1,900	88
Genworth Financial, Cl A *	24,200	286
Goldman Sachs Group	9,900	1,506
Hanover Insurance Group	1,100	59
Hartford Financial Services Group	26,800	793
HCC Insurance Holdings	3,800	160
HCP ‡	700	29
Health Care ‡	4,100	252
Howard Hughes *	700	72
Hudson City Bancorp	5,600	52
Huntington Bancshares	105,400	868
IntercontinentalExchange *	11,775	2,116
Invesco	5,500	167
JPMorgan Chase	35,100	1,774
KeyCorp	77,000	899
Kimco Realty ‡	2,100	42
Lazard, Cl A	24,794	878
Leucadia National	2,700	67

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Lincoln National	3,300	$139
M&T Bank	2,100	238
Marsh & McLennan	1,600	66
McGraw-Hill	15,980	933
MetLife	19,900	919
MFA Mortgage Investments ‡	6,400	46
Moody’s	2,900	184
Morgan Stanley	17,500	451
MSCI, Cl A *	16,690	626
NASDAQ OMX Group	4,300	128
National Retail Properties ‡	2,400	74
Northern Trust	3,100	170
NYSE Euronext	4,300	180
Ocwen Financial *	500	25
Old Republic International	10,200	145
Omega Healthcare Investors ‡	1,500	43
PartnerRe	1,300	113
People’s United Financial	700	10
Piedmont Office Realty Trust, Cl A ‡	5,500	94
Plum Creek Timber ‡	300	13
Popular *	3,900	121
Principal Financial Group	1,700	70
ProAssurance	300	14
Progressive	79,025	1,981
Prologis ‡	700	25
Protective Life	400	17
Public Storage ‡	500	76
Raymond James Financial	300	13
Rayonier ‡	4,800	265
Realty Income ‡	300	12
Regions Financial	5,400	51
Reinsurance Group of America, Cl A	700	45
RenaissanceRe Holdings	200	17
Retail Properties of America, Cl A ‡	1,900	25
Senior Housing Properties Trust ‡	6,100	139
Simon Property Group ‡	500	73
SLM	36,900	885
StanCorp Financial Group	1,000	52
Starwood Property Trust ‡	700	17
State Street	4,200	280
SunTrust Banks	7,600	243
SVB Financial Group *	400	33
T. Rowe Price Group	1,300	91
TCF Financial	800	11
TD Ameritrade Holding	3,300	85
Torchmark	400	28
Travelers	12,400	991
Two Harbors Investment ‡	1,700	16
Unum Group	6,800	201
US Bancorp	7,300	264
Validus Holdings	900	31
Ventas ‡	700	44
Waddell & Reed Financial, Cl A	1,900	90
Weingarten Realty Investors ‡	400	11
Wells Fargo	12,800	526
Weyerhaeuser ‡	46,485	1,273
Willis Group Holdings	16,840	695
WP Carey ‡	400	26
XL Group, Cl A	8,900	263

Description	Shares	Market Value ($ Thousands)

Zions Bancorporation	500	$14

		37,654

Health Care — 14.0%
Abbott Laboratories	6,000	200
AbbVie	5,900	251
Actavis *	2,700	365
Aetna	3,516	223
Agilent Technologies	16,630	776
Alere *	500	16
Allergan	26,650	2,355
AmerisourceBergen	20,200	1,150
Amgen	34,914	3,804
Ariad Pharmaceuticals *	1,400	26
Baxter International	4,800	334
Becton Dickinson	800	78
Biogen Idec *	11,645	2,481
BioMarin Pharmaceutical *	1,100	72
Boston Scientific *	21,800	231
Bristol-Myers Squibb	1,600	67
Cardinal Health	7,600	382
CareFusion *	2,700	97
Celgene *	41,869	5,861
Cigna	16,100	1,267
Community Health Systems *	3,000	118
Cooper	300	39
Covance *	2,000	162
Covidien	200	12
DaVita *	2,200	236
Eli Lilly	26,800	1,378
Express Scripts Holding *	32,709	2,089
Forest Laboratories *	21,680	922
Gilead Sciences *	24,609	1,483
HCA Holdings *	1,800	69
Health Management Associates, Cl A *	8,700	112
Health Net *	300	9
Henry Schein *	600	61
Hologic *	39,040	833
Humana	9,700	893
Illumina *	1,700	132
Johnson & Johnson	38,781	3,351
Life Technologies *	2,800	208
McKesson	8,900	1,081
MEDNAX *	900	88
Medtronic	1,300	67
Merck	5,800	274
Mettler Toledo International *	900	198
Mylan Laboratories *	5,600	198
Myriad Genetics *	6,700	175
Novo Nordisk ADR	9,675	1,615
Omnicare	18,000	979
Patterson	400	16
Perrigo	9,950	1,209
Pfizer	56,250	1,587
Questcor Pharmaceuticals	2,000	133
Regeneron Pharmaceuticals *	200	48
ResMed	6,400	302
Salix Pharmaceuticals *	400	27
Sirona Dental Systems *	2,300	149
St. Jude Medical	15,795	796
Stryker	300	20
Teleflex	9,830	758

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Tenet Healthcare *	3,800	$148
Thermo Fisher Scientific	1,000	89
United Therapeutics *	5,200	369
Universal Health Services, Cl B	1,100	74
Waters *	100	10
WellPoint	10,000	851
Zimmer Holdings	1,700	134
Zoetis, Cl A	500	15

		43,553

Industrials — 8.1%
3M	2,800	318
ADT	600	24
AECOM Technology *	13,300	387
AGCO	300	17
Air Lease, Cl A	2,800	72
Alaska Air Group	2,000	113
Alliant Techsystems	9,500	919
Ametek	3,100	133
AO Smith	600	25
Avery Dennison	400	17
Avis Budget Group *	1,700	46
Babcock & Wilcox	300	9
BE Aerospace *	3,100	211
C.H. Robinson Worldwide	1,900	108
Chicago Bridge & Iron	2,700	162
Colfax *	2,300	120
Copa Holdings, Cl A	1,300	170
Copart *	1,400	44
Covanta Holding	1,800	38
Crane	2,300	132
Danaher	1,900	124
Deere	300	25
Delta Air Lines	87,800	1,732
Diana Shipping *	45,240	491
Dover	1,800	153
Dun & Bradstreet	800	80
Eaton	5,800	367
Emerson Electric	14,170	856
Equifax	800	47
Exelis	59,500	875
Expeditors International of Washington	200	8
Fastenal	400	18
Flowserve	6,000	335
Fluor	300	19
Fortune Brands Home & Security	2,700	100
GATX	1,000	45
General Dynamics	4,400	366
General Electric	43,660	1,010
Genesee & Wyoming, Cl A *	100	9
GrafTech International *	82,415	645
Hertz Global Holdings *	2,500	60
Hexcel *	600	21
Honeywell International	200	16
Hubbell, Cl B	200	20
Huntington Ingalls Industries	4,600	291
IDEX	300	18
Illinois Tool Works	11,350	811
Ingersoll-Rand	12,940	765
Iron Mountain	100	3
ITT	29,850	981

Description	Shares	Market Value ($ Thousands)

Jacobs Engineering Group *	2,400	$140
Kansas City Southern	2,500	264
Kirby *	2,500	201
L-3 Communications Holdings	12,200	1,102
Lennox International	700	48
Lincoln Electric Holdings	500	31
Lockheed Martin	7,700	943
Manitowoc	800	16
Manpowergroup	1,800	117
Masco	3,500	66
MSC Industrial Direct, Cl A	200	15
Nielsen Holdings	800	28
Nordson	100	7
Northrop Grumman	26,630	2,457
Old Dominion Freight Line *	1,000	43
Oshkosh Truck *	11,900	534
Owens Corning *	900	34
Paccar	600	32
Pall	200	14
Precision Castparts	100	21
Raytheon	27,000	2,036
Republic Services, Cl A	6,800	221
Robert Half International	800	28
Rockwell Automation	300	29
Rockwell Collins	14,915	1,056
Roper Industries	300	37
Ryder System	2,400	133
Snap-on	500	47
Southwest Airlines	14,900	191
Towers Watson, Cl A	500	41
TransDigm Group *	500	69
Trinity Industries	2,500	106
Triumph Group	800	58
Union Pacific	5,700	875
United Rentals	4,700	258
United Technologies *	1,600	160
URS	6,600	327
Wabtec	900	53
Waste Connections	2,900	123
Waste Management	400	16

		25,333

Information Technology — 20.1%
3D Systems *	400	20
Accenture, Cl A	1,500	108
Adobe Systems *	109,434	5,007
Alliance Data Systems *	200	39
Amdocs	23,500	866
Amphenol, Cl A	100	8
Ansys *	200	17
Apple	5,200	2,533
Applied Materials	6,400	96
Arrow Electronics *	20,200	938
Automatic Data Processing	18,500	1,316
Avnet	17,200	663
CA	29,000	848
Cadence Design Systems *	1,500	20
Check Point Software Technologies *	13,470	755
Cognizant Technology Solutions, Cl A *	1,500	110
Computer Sciences	5,900	296
CoreLogic *	400	10

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Cree *	2,100	$117
Dell *	8,700	120
DST Systems	300	21
eBay *	40,300	2,015
Electronic Arts *	6,000	160
EMC	82,380	2,124
Facebook, Cl A *	1,300	54
Fidelity National Information Services	500	22
First Solar *	400	15
Fiserv *	1,400	135
FleetCor Technologies *	2,100	217
Flextronics International *	104,800	941
Gartner *	1,300	75
Google, Cl A *	3,310	2,803
Harris	100	5
Hewlett-Packard	4,700	105
IAC	14,900	731
Ingram Micro, Cl A *	38,700	855
International Business Machines	10,428	1,901
Intuit	29,975	1,904
Jack Henry & Associates	3,700	185
Lexmark International, Cl A	1,100	37
Linear Technology	1,500	58
LinkedIn, Cl A *	200	48
LSI	73,435	544
Marvell Technology Group	73,700	893
Mastercard, Cl A	6,825	4,137
Maxim Integrated Products	800	22
Micron Technology *	12,900	175
Microsoft	119,040	3,976
Motorola Solutions	800	45
NetSuite *	300	30
NeuStar, Cl A *	1,900	96
ON Semiconductor *	2,400	17
Oracle	100,098	3,189
Qualcomm	78,774	5,221
Rackspace Hosting *	1,500	67
Riverbed Technology *	44,550	688
SanDisk	18,500	1,021
Seagate Technology	11,500	441
Solera Holdings	2,500	129
Symantec	34,900	894
Synopsys *	23,600	856
Teradata *	28,375	1,661
Texas Instruments	900	34
VeriFone Holdings *	22,500	446
VeriSign *	29,025	1,393
Visa, Cl A	35,200	6,140
Western Digital	15,100	936
Western Union	500	9
Xerox	63,685	636
Yahoo! *	15,500	420
Zebra Technologies, Cl A *	800	36

		62,450

Materials — 3.7%
Air Products & Chemicals	700	71
Airgas	100	10
Ashland	100	9
Bemis	4,000	159
CF Industries Holdings	2,300	438
Compass Minerals International	200	15

Description	Shares	Market Value ($ Thousands)

E.I. du Pont de Nemours	12,570	$712
Eastman Chemical	400	30
Ecolab	4,600	420
Goldcorp	24,000	708
International Flavors & Fragrances	1,700	134
International Paper	5,300	250
LyondellBasell Industries, Cl A	24,400	1,712
Martin Marietta Materials	500	48
MeadWestvaco	200	7
Monsanto	1,100	108
Owens-Illinois *	27,295	775
Packaging Corp of America	20,000	1,061
PPG Industries	2,500	391
Praxair	800	94
Rock Tenn, Cl A	7,000	778
Sealed Air	25,248	717
Sherwin-Williams	2,100	362
Sigma-Aldrich	100	8
Southern Copper	9,100	250
Syngenta ADR	17,525	1,374
Valspar	700	43
Vulcan Materials	200	10
Westlake Chemical	300	30
WR Grace *	9,955	800

		11,524

Telecommunication Services — 2.8%
AT&T	18,900	639
Crown Castle International *	85,138	5,910
Frontier Communications	25,600	111
SBA Communications, Cl A *	3,900	293
Sprint *	23,918	160
T-Mobile US *	1,200	28
Verizon Communications	35,700	1,692

		8,833

Utilities — 2.4%
AES	74,100	942
AGL Resources	2,700	119
American Electric Power	21,100	903
Aqua America	3,500	106
Atmos Energy	1,200	49
Calpine *	700	13
CMS Energy	4,400	117
Dominion Resources	700	41
DTE Energy	4,800	321
Duke Energy	900	59
Edison International	14,100	647
Entergy	3,900	247
ITC Holdings	1,600	142
National Fuel Gas	2,300	150
NextEra Energy	12,700	1,021
NiSource	3,400	99
NRG Energy	10,200	268
NV Energy	37,400	877
ONEOK	100	5
Pepco Holdings	2,100	40
Pinnacle West Capital	300	16
PPL	7,100	218
Public Service Enterprise Group	3,500	113
Questar	2,800	61
SCANA	600	29

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Sempra Energy	5,100	$431
UGI	4,700	184
Vectren	2,200	72
Wisconsin Energy	200	8
Xcel Energy	600	17

		7,315

Total Common Stock (Cost $260,328) ($ Thousands)		300,743

	Number Of Warrants
WARRANTS — 0.0%
Kinder Morgan, Expires 02/15/2017 *	28,240	148

Total Warrants (Cost $53) ($ Thousands)		148

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	10,115,650	10,116

Total Cash Equivalent (Cost $10,116) ($ Thousands)		10,116

U.S. TREASURY OBLIGATION (A) (B) — 0.1%
U.S. Treasury Bills
0.070%, 02/06/2014	$424	424

Total U.S. Treasury Obligation (Cost $424) ($ Thousands)		424

Total Investments — 100.1% (Cost $270,921) ($ Thousands) ††		$311,431

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	3	Sep-2013	$(4)
S&P 500 Index E-MINI	23	Sep-2013	(46)

			$(50)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $311,051 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $270,921 ($ Thousands), and the unrealized appreciation and depreciation were $45,903 ($ Thousands) and $(5,393) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.
ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Ser — Series

The following is a list of inputs used as of August 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$300,743	$—	$—	$300,743
Warrants	148	—	—	148
Cash Equivalent	10,116	—	—	10,116
U.S. Treasury Obligation	—	424	—	424

Total Investments in Securities	$311,007	$424	$—	$311,431

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(50)	$—	$—	$(50)

Total Other Financial Instruments	$(50)	$—	$—	$(50)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 12.3%
Advance Auto Parts	42,200	$3,379
AMC Networks, Cl A *	20,400	1,264
American Eagle Outfitters	172,645	2,498
AutoZone *	114,764	48,194
Bally Technologies * (A)	28,150	2,031
Best Buy	14,800	533
Brinker International	224,375	8,973
Carmax * (A)	22,000	1,046
Carnival, Cl A	23,800	859
Carter’s	3,500	258
CBS, Cl B	94,800	4,844
Chico’s FAS	86,200	1,345
Chipotle Mexican Grill, Cl A	5,500	2,245
Cinemark Holdings	21,500	634
Coach	199,190	10,519
Comcast, Cl A	1,119,340	46,633
Delphi Automotive	165,840	9,125
Diamond Resorts International *	149,400	2,426
Dillard’s, Cl A	54,600	4,164
DIRECTV *	182,192	10,600
Discovery Communications, Cl A *	85,600	6,635
DR Horton (A)	58,000	1,035
Expedia (A)	15,900	743
Express *	5,100	107
Foot Locker	20,400	657
Ford Motor	1,622,694	26,271
Fox Factory Holding *	75,600	1,373
GameStop, Cl A (A)	163,140	8,191
Gannett	111,100	2,677
Gap	203,300	8,221
General Motors *	39,005	1,329
Gentex	13,741	310
Genuine Parts	5,000	385
Goodyear Tire & Rubber *	30,011	604
H&R Block	154,400	4,309
Hasbro (A)	54,530	2,486
Home Depot	552,306	41,141
Hyatt Hotels, Cl A *	45,605	1,979
Iconix Brand Group * (A)	68,450	2,247
International Game Technology	83,100	1,570
Interpublic Group	32,900	517
Jack in the Box *	22,700	896
L Brands	17,700	1,015
Lear	184,847	12,708
Leggett & Platt (A)	82,100	2,374
Lennar, Cl A (A)	87,700	2,790
Lowe’s	266,000	12,188
Macy’s	765,043	33,991
Marriott International, Cl A	25,244	1,010
Marriott Vacations Worldwide	3,700	161
Mattel	11,700	474
Matthews International, Cl A (A)	68,860	2,541
McDonald’s	201,932	19,054
Michael Kors Holdings	24,500	1,815
Modine Manufacturing *	141,838	1,848
NetFlix *	7,800	2,215
Newell Rubbermaid	154,500	3,909
News, Cl A *	63,300	994
NIKE, Cl B	68,900	4,328

Description	Shares	Market Value ($ Thousands)

Omnicom Group	82,392	$4,997
PetSmart	8,800	620
Polaris Industries (A)	12,200	1,332
PulteGroup *	179,800	2,767
PVH	74,220	9,556
Ralph Lauren, Cl A	25,600	4,234
Regal Entertainment Group, Cl A (A)	174,898	3,129
Ross Stores	335,845	22,589
Scripps Networks Interactive, Cl A	7,200	530
Smith & Wesson Holding * (A)	31,800	348
Staples	568,033	7,901
Starbucks	55,800	3,935
Starz *	171,406	4,278
Steven Madden	10,000	540
Target	317,013	20,070
Taylor Morrison Home, Cl A *	365,100	7,525
Tenneco *	40,155	1,852
Thor Industries (A)	28,900	1,481
Time Warner	469,740	28,433
Time Warner Cable, Cl A	50,016	5,369
TJX	626,300	33,019
TripAdvisor	9,300	688
TRW Automotive Holdings	56,478	3,901
Twenty-First Century Fox	161,800	5,069
Urban Outfitters *	62,000	2,600
Viacom, Cl B	337,530	26,854
Visteon *	8,900	637
Walt Disney	136,950	8,331
Washington Post, Cl B	300	169
Whirlpool	138,100	17,767
Wyndham Worldwide	39,100	2,321
Yum! Brands	15,200	1,064

		612,574

Consumer Staples — 9.1%
Altria Group	548,057	18,568
Archer-Daniels-Midland	323,590	11,394
Avon Products	42,856	847
Brown-Forman, Cl B	28,000	1,876
Bunge (A)	138,207	10,473
Campbell Soup (A)	66,500	2,871
Chiquita Brands International	15,700	194
Clorox	11,800	976
Coca-Cola	365,774	13,965
Coca-Cola Enterprises	327,359	12,243
Colgate-Palmolive	51,300	2,964
ConAgra Foods	69,300	2,344
Constellation Brands, Cl A *	85,100	4,617
Costco Wholesale	36,200	4,050
CVS Caremark	866,669	50,310
Dr. Pepper Snapple Group (A)	134,740	6,031
General Mills	20,800	1,026
Henkel	111,348	9,031
Hershey	22,100	2,032
Hormel Foods	71,000	2,941
Ingredion	33,500	2,108
JM Smucker	66,855	7,096
Kellogg	39,700	2,410
Kimberly-Clark	128,589	12,020
Kraft Foods Group	352,650	18,257
Kroger	712,673	26,084

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

McCormick (A)	45,700	$3,092
Medifast * (A)	18,500	460
Molson Coors Brewing, Cl B	399,390	19,486
Mondelez International, Cl A	687,803	21,095
PepsiCo	355,201	28,320
Philip Morris International	604,471	50,437
Pilgrim’s Pride *	32,800	503
Procter & Gamble	320,424	24,958
Safeway (A)	11,500	298
Sysco (A)	246,611	7,897
Tyson Foods, Cl A	555,585	16,084
Walgreen	23,300	1,120
Wal-Mart Stores	776,547	56,672

		457,150

Energy — 10.9%
Anadarko Petroleum	91,070	8,326
Apache	167,555	14,356
Athlon Energy *	97,100	2,699
Cabot Oil & Gas	119,700	4,684
Cameron International	5,700	324
Chevron	1,105,914	133,185
ConocoPhillips	768,158	50,929
CONSOL Energy	166,535	5,201
Diamond Offshore Drilling (A)	63,300	4,053
Dresser-Rand Group *	36,800	2,242
Ensco, Cl A	183,200	10,179
EQT	32,200	2,760
Exxon Mobil	909,724	79,292
FMC Technologies *	7,400	397
Frank’s International *	71,400	1,978
Halliburton	51,600	2,477
Helmerich & Payne (A)	34,500	2,175
Hess	39,900	2,987
Key Energy Services *	334,195	2,229
Kinder Morgan	68,860	2,612
Marathon Oil	175,033	6,026
Marathon Petroleum	315,034	22,843
Murphy Oil	92,988	6,269
National Oilwell Varco	503,800	37,432
Noble Energy	370,830	22,780
Occidental Petroleum	182,797	16,125
PDC Energy *	46,915	2,692
Peabody Energy (A)	446,285	7,676
Phillips 66	537,466	30,689
Pioneer Natural Resources	20,000	3,499
Schlumberger	304,963	24,684
Solazyme * (A)	167,315	1,882
Southwestern Energy *	99,148	3,788
Superior Energy Services *	31,100	764
Tesoro	78,000	3,595
Transocean	15,900	717
Valero Energy	301,152	10,700
Williams	19,600	710
World Fuel Services	185,497	7,077

		543,033

Financials — 14.9%
ACE	4,200	368
Aflac	84,865	4,904
Allstate	385,685	18,482
American Assets Trust ‡	11,300	335

Description	Shares	Market Value ($ Thousands)

American Capital Mortgage Investment ‡	32,400	$649
American Equity Investment Life Holding (A)	160,000	3,170
American Express	691,124	49,699
American Financial Group	19,200	989
American International Group *	444,910	20,671
American Tower, Cl A ‡	25,400	1,765
Ameriprise Financial	32,736	2,820
Annaly Capital Management ‡	201,800	2,355
Apartment Investment & Management, Cl A ‡	4,600	127
Arch Capital Group * (A)	33,935	1,809
Assurant	25,000	1,326
Bank of America	2,628,347	37,112
Bank of New York Mellon	77,300	2,299
Berkshire Hathaway, Cl B *	97,774	10,874
BlackRock, Cl A	26,300	6,846
Brown & Brown	93,700	2,918
Capital One Financial	4,200	271
CBRE Group, Cl A *	648,727	14,188
Charles Schwab	33,000	689
Chubb	89,100	7,411
Cincinnati Financial	84,400	3,855
CIT Group *	638,330	30,557
Citigroup	1,743,762	84,276
CME Group, Cl A	121,700	8,654
Corrections Corp of America ‡	278,995	9,190
Discover Financial Services	745,040	35,203
East West Bancorp	83,980	2,455
EverBank Financial	158,825	2,233
Extra Space Storage ‡	65,795	2,713
Fifth Third Bancorp	7,200	132
Franklin Resources	510,678	23,573
Franklin Street Properties ‡	40,500	493
Genworth Financial, Cl A *	268,700	3,171
Goldman Sachs Group	120,600	18,347
Hartford Financial Services Group (A)	117,200	3,469
HCP ‡	8,000	326
Health Care ‡	18,200	1,118
Howard Hughes *	3,000	307
Hudson City Bancorp	150,300	1,381
Huntington Bancshares	290,400	2,393
IntercontinentalExchange * (A)	59,849	10,758
Invesco	50,300	1,527
JAVELIN Mortgage Investment ‡ (A)	6,300	79
Jones Lang LaSalle	66,833	5,496
JPMorgan Chase	1,428,631	72,189
Kemper	2,900	99
Kilroy Realty ‡	53,975	2,633
Kimco Realty ‡	36,800	737
Legg Mason (A)	118,448	3,852
Leucadia National	40,100	1,000
Lexington Realty Trust ‡ (A)	221,915	2,601
Lincoln National	223,380	9,391
M&T Bank (A)	46,100	5,225
Macerich ‡	46,270	2,604
Marsh & McLennan	426,340	17,578
McGraw Hill Financial	439,000	25,624
MetLife	78,200	3,612
Moody’s	97,330	6,186

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Morgan Stanley	615,740	$15,861
MSCI, Cl A *	41,520	1,557
NASDAQ OMX Group	67,700	2,022
Nelnet, Cl A	20,800	788
Northern Trust	7,500	412
NYSE Euronext	13,500	564
OFG Bancorp	7,800	134
PacWest Bancorp (A)	92,905	3,089
PartnerRe	23,300	2,031
Plum Creek Timber ‡ (A)	221,183	9,801
Popular *	177,547	5,515
Principal Financial Group	19,900	814
Progressive	6,100	153
Prologis ‡	74,800	2,636
Public Storage ‡	1,400	214
Regions Financial	11,600	109
Signature Bank NY *	26,160	2,295
Simon Property Group ‡	40,089	5,838
SLM	50,800	1,219
Starwood Property Trust ‡	77,833	1,940
State Street	73,201	4,884
SunTrust Banks	57,100	1,828
T. Rowe Price Group (A)	78,566	5,511
Torchmark (A)	20,000	1,378
Travelers	136,600	10,914
Unum Group (A)	113,723	3,358
US Bancorp	747,450	27,005
Ventas ‡	8,700	542
Waddell & Reed Financial, Cl A	42,330	2,016
Wells Fargo	475,555	19,536
Weyerhaeuser ‡	303,600	8,312
Winthrop Realty Trust ‡	4,500	53
Wintrust Financial (A)	72,130	2,859
XL Group, Cl A	155,793	4,605
Zions Bancorporation	3,800	106

		747,013

Health Care — 13.8%
Abbott Laboratories	336,400	11,212
AbbVie	796,982	33,959
Actavis *	155,040	20,958
Aetna	141,095	8,944
Agilent Technologies	37,383	1,743
Alexion Pharmaceuticals *	12,000	1,293
Allergan	302,070	26,697
AmerisourceBergen	283,345	16,128
Amgen	387,988	42,267
Ariad Pharmaceuticals *	121,500	2,260
Baxter International	414,797	28,853
Becton Dickinson	26,600	2,590
Biogen Idec *	64,600	13,761
Boston Scientific *	265,614	2,810
Bristol-Myers Squibb	264,223	11,016
Brookdale Senior Living, Cl A *	74,500	1,864
C.R. Bard	6,600	758
Cardinal Health	282,012	14,179
CareFusion *	126,156	4,523
Celgene *	131,100	18,351
Cigna	59,000	4,643
Covance *	22,533	1,826
Covidien	545,030	32,375
DaVita *	36,300	3,903
Eli Lilly	419,144	21,544

Description	Shares	Market Value ($ Thousands)

Express Scripts Holding *	583,830	$37,295
Gilead Sciences *	266,945	16,089
Haemonetics *	58,310	2,324
HCA Holdings	39,900	1,524
Humana	57,500	5,294
Intrexon * (A)	33,800	735
Intuitive Surgical *	2,500	966
Jazz Pharmaceuticals	8,600	754
Johnson & Johnson	469,872	40,602
Life Technologies	29,400	2,188
Magellan Health Services *	63,720	3,582
McKesson	208,210	25,279
Medtronic	100,576	5,205
Merck	261,158	12,350
Mylan Laboratories *	83,900	2,965
Myriad Genetics * (A)	80,493	2,107
PerkinElmer	26,900	968
Pfizer	3,735,714	105,385
Quintiles Transnational Holdings *	47,200	2,042
Sanofi-Aventis	112,420	10,775
Santarus *	9,400	212
Stryker	70,800	4,736
Tenet Healthcare *	58,700	2,292
Thermo Fisher Scientific	3,500	311
UnitedHealth Group	499,840	35,858
Universal Health Services, Cl B	2,300	156
Vertex Pharmaceuticals *	113,430	8,524
WellPoint	15,200	1,294
Zimmer Holdings	2,000	158
Zoetis, Cl A *	987,696	28,791

		689,218

Industrials — 9.4%
3M	141,797	16,105
ACCO Brands *	383,170	2,525
Actuant, Cl A (A)	88,170	3,149
ADT	166,940	6,649
AGCO	18,600	1,052
Alaska Air Group	41,275	2,337
Alliant Techsystems	2,900	281
AO Smith	13,400	564
Babcock & Wilcox	88,090	2,730
BE Aerospace *	38,700	2,639
Boeing	198,381	20,616
C.H. Robinson Worldwide (A)	33,153	1,886
Canadian National Railway	262,200	24,576
Caterpillar	10,028	828
CNH Global *	22,581	1,036
CSX	761,930	18,751
Danaher	20,300	1,330
Deere	90,700	7,586
Delta Air Lines	363,790	7,178
Dover	101,240	8,611
Dun & Bradstreet (A)	11,100	1,104
Eaton	148,430	9,399
Echo Global Logistics *	98,794	2,139
Emerson Electric	359,209	21,685
Equifax (A)	62,300	3,681
Expeditors International of Washington	9,100	369
Fastenal	4,500	198
Flowserve	81,100	4,525

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Fluor	40,000	$2,537
General Dynamics	87,000	7,243
General Electric	951,493	22,018
Hertz Global Holdings *	25,503	613
Honeywell International	248,833	19,800
Hub Group, Cl A *	58,869	2,187
Illinois Tool Works	31,600	2,258
Ingersoll-Rand	90,300	5,340
Iron Mountain	83,200	2,147
Jacobs Engineering Group * (A)	14,000	816
Joy Global (A)	170,085	8,355
Kansas City Southern	7,600	801
KBR	76,642	2,289
Kennametal	43,200	1,837
L-3 Communications Holdings	93,840	8,476
Lennox International	23,400	1,606
Lockheed Martin	143,718	17,594
Masco	168,398	3,186
MasTec * (A)	91,445	2,908
Matson	21,300	567
Middleby *	9,015	1,676
MRC Global *	7,900	207
Nielsen Holdings (A)	16,300	563
Norfolk Southern	107,000	7,721
Northrop Grumman	130,503	12,041
Old Dominion Freight Line	4,900	213
Oshkosh Truck *	106,100	4,766
Pitney Bowes (A)	463,535	7,565
Quanta Services *	103,485	2,705
Raytheon	71,800	5,414
Republic Services, Cl A	322,325	10,479
Robert Half International	13,200	466
Rockwell Automation	8,600	836
Rockwell Collins (A)	26,000	1,840
Roper Industries	3,300	408
Ryder System	30,800	1,713
Snap-on	25,100	2,349
Southwest Airlines	170,900	2,189
Toro	39,900	2,107
Towers Watson, Cl A	213,850	17,589
Trimas *	84,940	2,985
Tyco International	817,010	26,994
UniFirst	5,000	479
Union Pacific	78,400	12,037
United Parcel Service, Cl B	256,979	21,992
United Technologies	222,906	22,313
URS	103,866	5,143
Valmont Industries	17,600	2,375
Woodward Governor	38,500	1,485
WW Grainger	23,100	5,714

		470,471

Information Technology — 18.1%
Accenture, Cl A	154,042	11,130
Activision Blizzard	40,780	665
Akamai Technologies * (A)	82,300	3,784
Amdocs	212,630	7,838
Apple	340,933	166,051
Applied Materials	34,200	513
Autodesk *	67,925	2,496
Automatic Data Processing	176,115	12,532
Avnet	63,600	2,452

Description	Shares	Market Value ($ Thousands)

Blackhawk Network Holdings, Cl A * (A)	104,310	$2,557
Booz Allen Hamilton Holding, Cl A (A)	64,101	1,297
Broadridge Financial Solutions	72,322	2,152
CA	101,000	2,954
Cisco Systems	2,642,049	61,586
Cognizant Technology Solutions, Cl A *	57,725	4,231
CommVault Systems *	7,700	645
Computer Sciences	254,247	12,751
CoreLogic *	101,300	2,603
Corning	667,340	9,370
Dell (A)	111,000	1,528
eBay * (A)	697,270	34,857
Electronic Arts *	197,498	5,261
EMC	686,580	17,700
Facebook, Cl A *	357,660	14,764
Fidelity National Information Services	44,900	1,996
First Solar * (A)	38,700	1,421
Fiserv *	21,100	2,031
FLIR Systems	90,415	2,828
Google, Cl A *	65,003	55,051
Harris	56,300	3,188
Hewlett-Packard	542,865	12,128
IAC	2,100	103
Informatica * (A)	63,700	2,279
Ingram Micro, Cl A *	153,648	3,396
Intel (A)	139,199	3,060
International Business Machines	501,859	91,474
Intuit	136,600	8,678
j2 Global (A)	44,415	2,187
Jabil Circuit	38,600	881
Juniper Networks *	15,500	293
Lam Research *	6,800	317
Littelfuse	21,375	1,577
LSI	1,815,215	13,451
Marvell Technology Group	88,500	1,072
Mastercard, Cl A	44,379	26,897
Micron Technology (A)	625,423	8,487
Microsemi *	82,205	2,116
Microsoft	2,598,474	86,789
Netscout Systems * (A)	111,765	2,776
ON Semiconductor *	257,730	1,866
Oracle	1,295,172	41,264
Paychex (A)	157,338	6,086
Pegasystems	4,100	151
Qualcomm	637,460	42,251
Red Hat *	60,710	3,067
SanDisk	56,600	3,123
Seagate Technology	235,834	9,037
SS&C Technologies Holdings *	68,286	2,417
Symantec	196,000	5,020
Syntel	13,000	934
TE Connectivity	61,300	3,004
Texas Instruments	224,030	8,558
TIBCO Software	96,700	2,180
Total System Services	70,100	1,940
Visa, Cl A	128,837	22,472
Web.com Group *	103,700	2,927
Western Digital	262,541	16,278

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Xerox	325,624	$3,250
Xilinx (A)	56,065	2,434
Yahoo! *	319,000	8,651

		903,103

Materials — 3.9%
Air Products & Chemicals	72,220	7,377
Airgas	8,400	854
Avery Dennison	118,695	5,076
Ball	6,000	266
Bemis	59,200	2,356
Carpenter Technology	54,585	2,935
CF Industries Holdings	27,400	5,215
E.I. du Pont de Nemours	111,891	6,335
Eastman Chemical	144,820	11,006
Ecolab	40,600	3,709
FMC	2,000	133
Freeport-McMoRan Copper & Gold, Cl B	420,267	12,700
International Flavors & Fragrances	21,400	1,691
International Paper	70,610	3,333
KapStone Paper and Packaging	39,500	1,659
LyondellBasell Industries, Cl A	440,790	30,922
Monsanto	341,323	33,412
Mosaic	130,500	5,435
Nucor	10,000	455
Owens-Illinois *	124,000	3,520
PPG Industries	56,720	8,860
Praxair	15,100	1,773
Reliance Steel & Aluminum	4,606	307
Rock Tenn, Cl A	18,395	2,044
Rockwood Holdings	32,085	2,049
Schweitzer-Mauduit International (A)	40,940	2,345
Sealed Air	43,200	1,227
Sherwin-Williams	49,200	8,482
Silver Wheaton	17,020	449
Taminco *	29,400	581
US Silica Holdings (A)	137,195	3,224
Valspar	8,500	528
Vulcan Materials (A)	486,800	23,269
Westlake Chemical	6,400	648

		194,175

Telecommunication Services — 2.3%
America Movil ADR, Ser L (A)	365,540	7,055
AT&T	1,342,195	45,407
CenturyLink (A)	564,285	18,689
Crown Castle International *	82,600	5,734
Frontier Communications (A)	306,800	1,328
Telephone & Data Systems	4,100	114
T-Mobile US	56,765	1,325
Verizon Communications	767,058	36,343

		115,995

Utilities — 2.0%
AES	705,800	8,971
AGL Resources	54,800	2,408
Ameren	78,100	2,641
American Electric Power	145,869	6,243
American Water Works	61,100	2,489
California Water Service Group	141,320	2,820
CMS Energy	122,000	3,237

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Dominion Resources	60,500	$3,530
DTE Energy	84,200	5,630
Duke Energy	18,601	1,220
Edison International	353,869	16,239
Exelon (A)	339,870	10,363
NextEra Energy	111,522	8,962
NRG Energy	185,200	4,861
ONEOK	25,700	1,322
Pepco Holdings (A)	36,500	691
PG&E	3,100	128
Pinnacle West Capital	7,200	391
PPL	600	18
Public Service Enterprise Group	112,184	3,637
SCANA	60,100	2,892
Sempra Energy (A)	56,700	4,787
Southern	42,900	1,786
Wisconsin Energy	4,900	201
Xcel Energy	90,800	2,535

		98,002

Total Common Stock (Cost $4,338,119) ($ Thousands)		4,830,734

PREFERRED STOCK — 0.2%
Henkel	83,047	8,027

Total Preferred Stock (Cost $7,209) ($ Thousands)		8,027

AFFILIATED PARTNERSHIP — 3.7%
SEI Liquidity Fund, L.P. 0.080% ** † (B)	186,096,694	186,097

Total Affiliated Partnership (Cost $186,097) ($ Thousands)		186,097

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	140,976,128	140,976

Total Cash Equivalent (Cost $140,976) ($ Thousands)		140,976

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.071%, 02/06/2014	$12,698	12,695
0.070%, 12/19/2013	2,200	2,200
0.034%, 09/19/2013	200	200

Total U.S. Treasury Obligations (Cost $15,093) ($ Thousands)		15,095

Total Investments — 103.7% (Cost $4,687,494) ($ Thousands) ††		$5,180,929

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2013

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	854	Sep-2013	$(1,652)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $4,997,231 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $180,120 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2013 was $186,097 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $4,687,494 ($ Thousands), and the unrealized appreciation and depreciation were $548,996 ($ Thousands) and $(55,561) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

S&P — Standard & Poor’s

Ser — Series

The following is a list of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,830,734	$—	$—	$4,830,734
Preferred Stock	8,027	—	—	8,027
Affiliated Partnership	—	186,097	—	186,097
Cash Equivalent	140,976	—	—	140,976
U.S. Treasury Obligations	—	15,095	—	15,095

Total Investments in Securities	$4,979,737	$201,192	$—	$5,180,929

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,652)	$—	$—	$(1,652)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 12.8%
Aaron’s	7,400	$200
Abercrombie & Fitch, Cl A	9,502	335
Advance Auto Parts	8,808	705
Allison Transmission Holdings	2,500	56
Amazon.com *	44,589	12,529
AMC Networks, Cl A *	7,085	439
American Eagle Outfitters	24,371	353
Apollo Group, Cl A *	12,264	228
Ascena Retail Group * (A)	15,200	248
AutoNation *	4,332	202
AutoZone *	4,307	1,809
Bally Technologies * (A)	4,500	324
Bed Bath & Beyond *	26,515	1,955
Best Buy	33,147	1,193
Big Lots *	7,100	251
BorgWarner	14,582	1,408
Brinker International	9,483	379
Burger King Worldwide (A)	13,000	254
Cabela’s	6,100	400
Cablevision Systems, Cl A	25,642	455
Carmax * (A)	27,260	1,296
Carnival, Cl A	50,700	1,830
Carter’s	6,000	442
CBS, Cl B	72,169	3,688
Charter Communications, Cl A *	7,200	874
Chico’s FAS	17,700	276
Chipotle Mexican Grill, Cl A *	3,719	1,518
Choice Hotels International (A)	2,584	99
Cinemark Holdings	14,200	418
Clear Channel Outdoor Holdings, Cl A *	700	5
Coach	34,067	1,799
Comcast, Cl A	314,325	13,230
CST Brands * (A)	7,148	211
Darden Restaurants	15,522	717
Deckers Outdoor * (A)	4,900	288
Delphi Automotive	38,000	2,091
DeVry (A)	7,600	228
Dick’s Sporting Goods	12,358	574
Dillard’s, Cl A	3,000	229
DIRECTV *	63,339	3,685
Discovery Communications, Cl A * (A)	29,700	2,302
DISH Network, Cl A *	24,662	1,109
Dollar General *	39,700	2,143
Dollar Tree *	27,158	1,431
Domino’s Pizza	7,300	448
DR Horton (A)	34,068	608
DreamWorks Animation SKG, Cl A * (A)	6,434	182
DSW, Cl A	3,600	310
Dunkin’ Brands Group (A)	13,800	595
Expedia (A)	13,367	625
Family Dollar Stores	11,662	830
Foot Locker	18,569	598
Ford Motor	468,684	7,588
Fossil Group *	6,200	720
GameStop, Cl A (A)	14,400	723
Gannett	27,759	669
Gap	33,921	1,372

Description	Shares	Market Value ($ Thousands)

Garmin (A)	13,500	$550
General Motors * (A)	101,100	3,445
Gentex	18,132	408
Genuine Parts (A)	18,771	1,445
GNC Holdings, Cl A	12,500	636
Goodyear Tire & Rubber *	30,352	611
Groupon, Cl A * (A)	54,200	551
Guess?	7,700	235
H&R Block	33,925	947
Hanesbrands	11,943	710
Harley-Davidson (A)	27,203	1,632
Harman International Industries	8,768	561
Hasbro (A)	13,967	636
Home Depot	175,015	13,037
HomeAway * (A)	4,300	136
Hyatt Hotels, Cl A *	5,700	247
International Game Technology	33,543	634
Interpublic Group	51,975	817
J.C. Penney * (A)	22,351	279
Jarden *	14,850	638
John Wiley & Sons, Cl A (A)	5,842	256
Johnson Controls	80,245	3,252
Kohl’s	26,919	1,381
L Brands	28,457	1,632
Lamar Advertising, Cl A *	9,840	414
Las Vegas Sands	47,193	2,659
Lear	11,200	770
Leggett & Platt (A)	17,319	501
Lennar, Cl A (A)	19,830	631
Liberty Global, Cl A *	45,090	3,503
Liberty Interactive, Cl A *	64,347	1,453
Liberty Media *	12,220	1,668
Liberty Ventures, Ser A *	4,403	377
Lions Gate Entertainment	10,400	364
LKQ *	36,000	1,053
Lowe’s	132,110	6,053
Macy’s	46,030	2,045
Madison Square Garden, Cl A *	7,760	452
Marriott International, Cl A	26,887	1,075
Mattel	42,242	1,711
McDonald’s	121,680	11,482
MGM Resorts International * (A)	40,339	714
Michael Kors Holdings *	24,500	1,815
Mohawk Industries *	7,766	912
Morningstar	3,100	233
NetFlix * (A)	5,900	1,675
Newell Rubbermaid	35,065	887
News, Cl A *	60,346	947
NIKE, Cl B	86,034	5,405
Nordstrom	17,612	982
Norwegian Cruise Line Holdings *	3,300	103
NVR *	624	534
Omnicom Group (A)	31,344	1,901
O’Reilly Automotive *	13,140	1,612
Panera Bread, Cl A *	3,162	519
Penn National Gaming * (A)	8,189	431
PetSmart	12,573	886
Polaris Industries (A)	7,900	863
priceline.com *	6,100	5,725
PulteGroup	42,145	649
PVH	9,800	1,262
Ralph Lauren, Cl A	7,280	1,204

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Regal Entertainment Group, Cl A (A)	7,388	$132
Ross Stores	26,653	1,793
Royal Caribbean Cruises	20,800	763
Sally Beauty Holdings *	21,000	549
Scripps Networks Interactive, Cl A	13,272	976
Sears Holdings * (A)	3,428	152
Service International	25,694	464
Signet Jewelers	9,800	651
Sirius XM Radio * (A)	374,400	1,340
Six Flags Entertainment	8,500	281
Staples (A)	80,564	1,121
Starbucks	90,906	6,411
Starwood Hotels & Resorts Worldwide	23,584	1,508
Starz - Liberty Capital *	13,420	335
Target	77,885	4,931
Tempur Sealy International *	7,300	281
Tesla Motors * (A)	10,200	1,724
Thomson Reuters (A)	46,600	1,532
Thor Industries (A)	5,500	282
Tiffany	13,525	1,043
Time Warner	113,179	6,851
Time Warner Cable, Cl A	35,284	3,788
TJX	87,408	4,608
Toll Brothers *	21,451	657
Tractor Supply	8,700	1,065
TripAdvisor * (A)	13,567	1,003
TRW Automotive Holdings *	13,693	946
Tupperware Brands	6,500	525
Twenty-First Century Fox	241,285	7,559
Ulta Salon Cosmetics & Fragrance *	7,652	759
Under Armour, Cl A * (A)	9,600	697
Urban Outfitters *	13,120	550
VF (A)	10,817	2,025
Viacom, Cl B	58,869	4,684
Visteon *	5,400	387
Walt Disney	215,772	13,125
Washington Post, Cl B	557	314
Weight Watchers International (A)	3,362	121
Wendy’s (A)	26,800	203
Whirlpool	9,387	1,208
Williams-Sonoma (A)	11,062	624
Wyndham Worldwide	16,468	977
Wynn Resorts	10,096	1,424
Yum! Brands	54,648	3,826

		263,815

Consumer Staples — 9.1%
Altria Group	243,840	8,261
Archer-Daniels-Midland	79,879	2,812
Avon Products	52,006	1,028
Beam	20,020	1,254
Brown-Forman, Cl B	18,827	1,261
Bunge	18,300	1,387
Campbell Soup (A)	21,178	914
Church & Dwight	17,507	1,039
Clorox	16,303	1,348
Coca-Cola	459,040	17,526
Coca-Cola Enterprises	31,815	1,190

Description	Shares	Market Value ($ Thousands)

Colgate-Palmolive	113,250	$6,543
ConAgra Foods	50,586	1,711
Constellation Brands, Cl A *	18,631	1,011
Costco Wholesale	52,981	5,927
CVS Caremark	148,652	8,629
Dean Foods * (A)	11,594	222
Dr. Pepper Snapple Group	24,800	1,110
Energizer Holdings	7,541	745
Estee Lauder, Cl A	28,508	1,863
Flowers Foods	20,925	435
Fresh Market *	2,500	122
General Mills	75,692	3,733
Green Mountain Coffee Roasters * (A)	18,100	1,562
Herbalife (A)	9,000	549
Hershey	16,998	1,563
Hillshire Brands	14,900	481
Hormel Foods	16,278	674
Ingredion	9,400	592
JM Smucker (A)	13,011	1,381
Kellogg	31,503	1,913
Kimberly-Clark	46,718	4,367
Kraft Foods Group	69,802	3,614
Kroger	63,173	2,312
Lorillard	45,850	1,940
McCormick (A)	15,993	1,082
Mead Johnson Nutrition, Cl A	25,186	1,890
Molson Coors Brewing, Cl B	15,562	759
Mondelez International, Cl A	216,606	6,643
Monster Beverage *	16,300	936
Nu Skin Enterprises, Cl A	6,700	561
PepsiCo	185,352	14,778
Philip Morris International	196,268	16,377
Procter & Gamble	329,574	25,671
Reynolds American	38,220	1,820
Safeway (A)	29,820	772
Smithfield Foods *	16,875	566
Sysco (A)	72,048	2,307
Tyson Foods, Cl A	31,465	911
Walgreen	115,025	5,529
Wal-Mart Stores	192,979	14,084
WhiteWave Foods, Cl A * (A)	17,922	343
Whole Foods Market	45,004	2,374

		188,422

Energy — 9.8%
Anadarko Petroleum	60,840	5,562
Apache	45,959	3,938
Atwood Oceanics *	7,200	401
Baker Hughes	53,640	2,494
Cabot Oil & Gas	48,200	1,886
Cameron International *	30,444	1,729
Cheniere Energy *	26,400	739
Chesapeake Energy (A)	68,666	1,772
Chevron	233,202	28,084
Cimarex Energy	10,500	880
Cobalt International Energy *	33,400	815
Concho Resources *	13,200	1,274
ConocoPhillips	148,476	9,844
CONSOL Energy	28,944	904
Continental Resources * (A)	4,800	443
Denbury Resources *	47,324	818
Devon Energy	49,313	2,815

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Diamond Offshore Drilling (A)	8,509	$545
Dresser-Rand Group *	9,234	563
Dril-Quip *	5,200	530
Energen	8,937	592
EOG Resources	33,045	5,190
EQT	18,266	1,566
Exxon Mobil	535,638	46,686
FMC Technologies *	28,820	1,546
Golar LNG (A)	5,500	206
Gulfport Energy *	10,000	590
Halliburton	104,236	5,003
Helmerich & Payne	11,850	747
Hess	37,212	2,785
HollyFrontier	24,626	1,095
Kinder Morgan	80,422	3,050
Kosmos Energy *	9,200	94
Laredo Petroleum Holdings * (A)	2,000	52
Marathon Oil	86,976	2,995
Marathon Petroleum	39,388	2,856
McDermott International *	34,300	257
Murphy Oil	23,154	1,561
Nabors Industries	36,000	554
National Oilwell Varco	52,380	3,892
Newfield Exploration *	16,699	398
Noble Energy	43,524	2,674
Oasis Petroleum	12,100	474
Occidental Petroleum	97,854	8,632
Oceaneering International	13,200	1,024
Oil States International *	7,000	624
Patterson-UTI Energy (A)	19,632	385
PBF Energy, Cl A (A)	2,900	64
Peabody Energy (A)	33,074	569
Phillips 66	75,188	4,293
Pioneer Natural Resources	16,544	2,895
QEP Resources	21,746	594
Range Resources	20,339	1,525
Rowan, Cl A *	16,686	591
RPC (A)	5,550	79
SandRidge Energy * (A)	60,700	313
Schlumberger	159,263	12,891
Seadrill	42,900	1,985
SM Energy	8,200	560
Southwestern Energy *	43,376	1,657
Spectra Energy	81,209	2,689
Superior Energy Services *	19,400	476
Teekay	3,800	152
Tesoro	16,446	758
Tidewater	6,370	344
Ultra Petroleum * (A)	18,600	385
Unit *	6,027	277
Valero Energy	65,536	2,328
Whiting Petroleum *	14,300	722
Williams	82,846	3,002
World Fuel Services	8,900	340
WPX Energy * (A)	22,248	415

		201,468

Financials — 16.7%
ACE	41,700	3,658
Affiliated Managers Group *	6,220	1,084
Aflac	56,956	3,292

Description	Shares	Market Value ($ Thousands)

Alexandria Real Estate Equities ‡ (A)	8,300	$512
Alleghany *	2,104	814
Allied World Assurance Holdings	4,600	422
Allstate	56,925	2,728
American Campus Communities ‡ (A)	11,600	386
American Capital *	36,800	459
American Capital Agency ‡	48,159	1,096
American Express	115,034	8,272
American Financial Group	9,414	485
American International Group *	179,223	8,327
American National Insurance	222	23
American Tower, Cl A ‡	48,422	3,365
Ameriprise Financial	24,000	2,068
Annaly Capital Management ‡	115,011	1,342
Aon	37,244	2,472
Apartment Investment & Management, Cl A ‡	17,899	493
Arch Capital Group * (A)	16,500	880
Ares Capital	29,554	520
Arthur J Gallagher	16,004	662
Aspen Insurance Holdings	9,500	338
Associated Banc	21,584	344
Assurant	9,393	498
Assured Guaranty	21,200	422
AvalonBay Communities ‡	15,741	1,950
Axis Capital Holdings	12,700	546
Bank of America	1,294,363	18,276
Bank of Hawaii	5,582	288
Bank of New York Mellon	140,909	4,191
BankUnited	3,500	103
BB&T	85,206	2,894
Berkshire Hathaway, Cl B *	216,400	24,068
BioMed Realty Trust ‡ (A)	19,100	352
BlackRock, Cl A	15,885	4,135
BOK Financial	3,275	210
Boston Properties ‡	18,384	1,884
Brandywine Realty Trust ‡	18,000	231
BRE Properties ‡	9,520	457
Brown & Brown	14,324	446
Camden Property Trust ‡	9,747	602
Capital One Financial	70,925	4,578
CapitalSource	23,782	275
CBL & Associates Properties ‡	15,700	301
CBOE Holdings	10,900	500
CBRE Group, Cl A *	30,817	674
Charles Schwab	133,285	2,783
Chimera Investment ‡	127,100	374
Chubb	31,418	2,613
Cincinnati Financial	17,786	813
CIT Group *	22,200	1,063
Citigroup	365,304	17,655
City National (A)	5,838	382
CME Group, Cl A	38,470	2,736
CNA Financial	1,700	60
Comerica	23,853	974
Commerce Bancshares	9,703	419
CommonWealth ‡	14,325	352
Corporate Office Properties Trust ‡	10,300	235
Corrections Corp of America ‡	14,640	482

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Cullen/Frost Bankers (A)	6,568	$465
DDR ‡ (A)	32,100	498
Digital Realty Trust ‡ (A)	15,500	862
Discover Financial Services	59,589	2,816
Douglas Emmett ‡	19,600	453
Duke Realty ‡	33,309	486
E*TRADE Financial *	30,600	430
East West Bancorp	17,900	523
Eaton Vance (A)	14,310	552
Endurance Specialty Holdings	5,400	271
Equity Lifestyle Properties ‡	10,200	354
Equity Residential ‡	44,187	2,293
Erie Indemnity, Cl A	2,419	178
Essex Property Trust ‡ (A)	4,569	655
Everest Re Group	6,100	835
Extra Space Storage ‡	13,500	557
Federal Realty Investment Trust ‡	7,696	749
Federated Investors, Cl B (A)	9,458	257
Fidelity National Financial, Cl A (A)	27,604	655
Fifth Third Bancorp	106,182	1,942
First Citizens BancShares, Cl A	600	121
First Horizon National (A)	31,256	346
First Niagara Financial Group	43,600	440
First Republic Bank	12,800	567
Forest City Enterprises, Cl A *	17,642	316
Franklin Resources	49,209	2,271
Fulton Financial	24,795	300
General Growth Properties ‡	72,153	1,384
Genworth Financial, Cl A *	60,792	717
Goldman Sachs Group	55,675	8,470
Hanover Insurance Group	6,193	330
Hartford Financial Services Group (A)	56,110	1,661
Hatteras Financial ‡	12,100	221
HCC Insurance Holdings	12,541	529
HCP ‡	55,174	2,247
Health Care ‡	34,583	2,125
Home Properties ‡	7,300	421
Hospitality Properties Trust ‡	15,366	415
Host Hotels & Resorts ‡	90,240	1,537
Howard Hughes *	5,073	518
Hudson City Bancorp	65,328	600
Huntington Bancshares	105,334	868
ING US	9,700	279
Interactive Brokers Group, Cl A	2,200	37
IntercontinentalExchange * (A)	9,100	1,636
Invesco	54,000	1,639
Jones Lang LaSalle	5,500	452
JPMorgan Chase	454,334	22,958
Kemper	6,260	213
KeyCorp	111,795	1,305
Kilroy Realty ‡	8,100	395
Kimco Realty ‡	51,744	1,036
Lazard, Cl A	16,300	577
Legg Mason (A)	10,081	328
Leucadia National	35,906	895
Liberty Property Trust ‡	12,806	443
Lincoln National	32,588	1,370
Loews	37,236	1,656
LPL Financial Holdings	5,700	210
M&T Bank (A)	15,734	1,783

Description	Shares	Market Value ($ Thousands)

Macerich ‡	16,911	$952
Mack-Cali Realty ‡	10,898	235
Markel *	1,650	843
Marsh & McLennan	66,965	2,761
MBIA *	13,559	160
McGraw-Hill	32,439	1,893
Mercury General	2,396	105
MetLife	108,509	5,012
MFA Mortgage Investments ‡	44,200	318
Mid-America Apartment Communities ‡ (A)	5,100	315
Moody’s	23,627	1,502
Morgan Stanley	184,878	4,762
MSCI, Cl A *	14,700	551
NASDAQ OMX Group	14,500	433
National Retail Properties ‡	11,400	349
New York Community Bancorp (A)	57,272	839
Northern Trust	29,005	1,591
NYSE Euronext	30,600	1,279
Ocwen Financial*	13,400	676
Old Republic International	32,990	469
Omega Healthcare Investors ‡	15,000	426
PartnerRe	6,300	549
People’s United Financial (A)	37,534	534
Piedmont Office Realty Trust, Cl A ‡ (A)	21,400	368
Plum Creek Timber ‡	19,521	865
PNC Financial Services Group	64,222	4,641
Popular *	10,653	331
Post Properties ‡	6,700	303
Principal Financial Group (A)	35,608	1,457
ProAssurance	7,600	358
Progressive	73,180	1,835
Prologis ‡	60,418	2,129
Protective Life	9,509	397
Prudential Financial	56,363	4,221
Public Storage ‡	17,468	2,667
Raymond James Financial	14,221	595
Rayonier ‡	14,804	818
Realogy Holdings *	15,500	656
Realty Income ‡ (A)	24,000	948
Regency Centers ‡	11,108	528
Regions Financial	160,387	1,508
Reinsurance Group of America, Cl A	8,799	570
RenaissanceRe Holdings	5,300	463
Retail Properties of America, Cl A ‡	11,300	151
SEI (B)	17,442	519
Senior Housing Properties Trust ‡	22,000	501
Signature Bank NY *	5,700	500
Simon Property Group ‡	37,681	5,488
SL Green Realty ‡ (A)	10,768	939
SLM	50,814	1,219
Spirit Realty Capital ‡	47,200	411
St. Joe * (A)	8,061	156
StanCorp Financial Group	5,642	295
Starwood Property Trust ‡	21,500	536
State Street	55,894	3,729
SunTrust Banks	65,546	2,099
SVB Financial Group *	5,500	455

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Synovus Financial	98,672	$315
T. Rowe Price Group	31,480	2,208
Tanger Factory Outlet Centers ‡	9,800	302
Taubman Centers ‡	7,200	485
TCF Financial (A)	20,301	285
TD Ameritrade Holding	28,245	725
TFS Financial *	10,200	111
Torchmark (A)	12,025	828
Travelers	45,675	3,649
Two Harbors Investment ‡	47,200	449
UDR ‡	29,793	673
Unum Group	32,405	957
US Bancorp	224,497	8,111
Validus Holdings	13,126	454
Valley National Bancorp (A)	24,716	249
Ventas ‡	35,592	2,216
Vornado Realty Trust ‡	22,736	1,848
Waddell & Reed Financial, Cl A	10,700	510
Washington Federal	13,263	277
Weingarten Realty Investors ‡ (A)	14,967	430
Wells Fargo	580,466	23,846
Weyerhaeuser ‡	68,392	1,873
White Mountains Insurance Group	747	418
WP Carey ‡ (A)	7,400	486
WR Berkley	13,114	539
XL Group, Cl A	35,400	1,046
Zions Bancorporation	22,402	627

		345,438

Health Care — 12.5%
Abbott Laboratories	189,276	6,309
AbbVie	192,276	8,193
Actavis *	16,018	2,165
Aetna	46,035	2,918
Agilent Technologies	42,164	1,967
Alere *	9,300	290
Alexion Pharmaceuticals *	23,700	2,554
Alkermes	16,300	518
Allergan	36,096	3,190
Allscripts Healthcare Solutions *	21,800	317
AmerisourceBergen	27,024	1,538
Amgen	91,058	9,920
Ariad Pharmaceuticals *	24,600	458
Baxter International	65,775	4,575
Becton Dickinson	23,544	2,293
Biogen Idec *	28,800	6,135
BioMarin Pharmaceutical *	15,200	995
Bio-Rad Laboratories, Cl A *	2,500	285
Boston Scientific *	163,739	1,732
Bristol-Myers Squibb	199,359	8,311
Brookdale Senior Living, Cl A *	12,100	303
Bruker *	11,900	239
C.R. Bard	9,785	1,124
Cardinal Health	41,529	2,088
CareFusion *	26,664	956
Catamaran *	25,648	1,408
Celgene *	50,680	7,094
Cerner *	36,296	1,672
Charles River Laboratories International * (A)	6,143	283
Cigna	34,655	2,727

Description	Shares	Market Value ($ Thousands)

Community Health Systems * (A)	11,362	$446
Cooper	5,904	771
Covance *	6,836	554
Covidien	57,100	3,392
Cubist Pharmaceuticals	8,400	532
DaVita *	11,208	1,205
Dentsply International	17,298	726
Edwards Lifesciences *	14,414	1,014
Eli Lilly	120,361	6,187
Endo Health Solutions *	13,597	559
Express Scripts Holding *	99,236	6,339
Forest Laboratories *	32,373	1,377
Gilead Sciences *	185,134	11,158
HCA Holdings	32,500	1,241
Health Management Associates, Cl A *	32,122	413
Health Net *	10,602	320
Henry Schein *	10,584	1,070
Hill-Rom Holdings	7,724	264
Hologic *	34,800	743
Hospira * (A)	20,081	784
Humana	19,075	1,756
Idexx Laboratories * (A)	6,552	615
Illumina * (A)	15,105	1,176
Incyte * (A)	12,200	413
Intuitive Surgical *	4,900	1,894
Jazz Pharmaceuticals	6,700	587
Johnson & Johnson	337,909	29,199
Laboratory Corp of America Holdings * (A)	11,311	1,083
Life Technologies *	20,870	1,553
LifePoint Hospitals *	6,576	297
Mallinckrodt *	7,600	332
McKesson	27,466	3,335
Medivation *	10,000	565
MEDNAX *	6,100	594
Medtronic	123,385	6,385
Merck	362,443	17,140
Mettler Toledo International *(A)	3,836	845
Mylan Laboratories *	46,219	1,633
Myriad Genetics * (A)	11,300	296
Omnicare	12,731	692
Onyx Pharmaceuticals * (A)	8,400	1,038
Patterson	11,683	466
PerkinElmer	13,634	490
Perrigo (A)	11,700	1,422
Pfizer	803,822	22,676
Pharmacyclics *	7,500	836
QIAGEN *	29,200	585
Quest Diagnostics	20,144	1,181
Regeneron Pharmaceuticals *	9,600	2,326
ResMed (A)	17,335	819
Salix Pharmaceuticals *	7,400	495
Seattle Genetics * (A)	13,000	551
Sirona Dental Systems *	6,700	434
St. Jude Medical	33,846	1,706
Stryker	40,304	2,696
Techne	4,541	352
Teleflex	5,240	404
Tenet Healthcare *	12,798	500
Theravance	9,400	337
Thermo Fisher Scientific	43,525	3,866

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

United Therapeutics *	6,400	$454
UnitedHealth Group	123,820	8,883
Universal Health Services, Cl B	11,076	750
Varian Medical Systems * (A)	13,530	953
VCA Antech *	10,839	296
Vertex Pharmaceuticals *	26,900	2,022
Warner Chilcott, Cl A	32,400	695
Waters *	10,372	1,025
WellPoint	36,531	3,110
Zimmer Holdings	20,425	1,615
Zoetis, Cl A	60,744	1,771

		256,796

Industrials — 10.7%
3M	83,833	9,522
ADT	26,600	1,060
AECOM Technology *	11,700	341
AGCO	12,000	679
Air Lease, Cl A	7,900	204
Alaska Air Group	9,100	515
Alliant Techsystems	4,136	400
AMERCO	900	147
Ametek	30,680	1,317
AO Smith	10,000	421
Armstrong World Industries *	1,900	92
Avis Budget Group *	13,900	372
Babcock & Wilcox	14,650	454
BE Aerospace *	11,966	816
Boeing	92,091	9,570
C.H. Robinson Worldwide (A)	19,486	1,108
Carlisle	7,766	517
Caterpillar	79,888	6,594
Chicago Bridge & Iron	13,095	784
Cintas	12,557	600
Clean Harbors *	7,500	426
CNH Global *	3,500	161
Colfax *	11,100	578
Con-way	7,023	292
Copa Holdings, Cl A	4,100	536
Copart *	12,918	410
Covanta Holding (A)	13,700	290
Crane	6,100	350
CSX	124,196	3,056
Cummins	22,912	2,823
Danaher	72,702	4,763
Deere	47,119	3,941
Delta Air Lines	104,000	2,052
Donaldson	18,244	643
Dover	20,457	1,740
Dun & Bradstreet (A)	4,856	483
Eaton	57,418	3,636
Emerson Electric	87,220	5,265
Equifax (A)	14,656	866
Exelis	23,402	344
Expeditors International of Washington	25,048	1,016
Fastenal (A)	36,724	1,615
FedEx	37,344	4,009
Flowserve	17,400	971
Fluor	19,808	1,256
Fortune Brands Home & Security	20,020	738
GATX	5,800	263

Description	Shares	Market Value ($ Thousands)

General Dynamics	36,272	$3,020
General Electric	1,244,023	28,786
Genesee & Wyoming, Cl A	5,600	485
Graco	6,424	446
Harsco	10,270	242
Hertz Global Holdings *	42,000	1,009
Hexcel	12,900	459
Honeywell International	95,490	7,598
Hubbell, Cl B	7,192	729
Huntington Ingalls Industries	6,096	386
IDEX	10,393	617
IHS, Cl A *	8,500	911
Illinois Tool Works	45,880	3,279
Ingersoll-Rand	37,000	2,188
Iron Mountain	17,490	451
ITT	11,551	380
Jacobs Engineering Group *	15,902	927
JB Hunt Transport Services	10,972	790
Joy Global (A)	12,833	630
Kansas City Southern	13,400	1,413
KAR Auction Services	9,700	258
KBR	18,480	552
Kennametal	10,000	425
Kirby *	6,900	555
L-3 Communications Holdings	10,877	983
Landstar System	5,765	315
Lennox International	6,100	419
Lincoln Electric Holdings	10,400	650
Lockheed Martin	31,729	3,884
Manitowoc (A)	16,600	332
Manpowergroup	9,884	641
Masco	44,209	836
MRC Global *	10,700	281
MSC Industrial Direct, Cl A	4,920	374
Navistar International *	6,800	233
Nielsen Holdings (A)	28,200	973
Nordson	8,000	533
Norfolk Southern	38,233	2,759
Northrop Grumman	28,278	2,609
Old Dominion Freight Line	9,200	400
Oshkosh Truck *	11,359	510
Owens Corning *	14,400	539
Paccar	42,970	2,304
Pall (A)	14,045	971
Parker Hannifin	17,004	1,700
Pentair	24,773	1,489
Pitney Bowes (A)	18,085	295
Precision Castparts	17,746	3,749
Quanta Services *	26,200	685
Raytheon	39,368	2,969
Regal-Beloit	4,900	312
Republic Services, Cl A	32,842	1,068
Robert Half International	17,676	623
Rockwell Automation	17,004	1,653
Rockwell Collins (A)	16,779	1,187
Rollins	5,900	146
Roper Industries	12,200	1,509
RR Donnelley & Sons (A)	22,577	377
Ryder System	6,306	351
Snap-on	6,491	608
Southwest Airlines	87,720	1,124
Spirit Aerosystems Holdings, Cl A *	12,200	276

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

SPX	5,411	$401
Stanley Black & Decker	18,393	1,568
Stericycle *	10,826	1,219
Terex *	13,648	396
Textron (A)	33,622	906
Timken	10,469	587
Toro	7,620	402
Towers Watson, Cl A	7,900	650
TransDigm Group	6,200	849
Trinity Industries	9,600	405
Triumph Group	6,200	446
Union Pacific	56,716	8,708
United Continental Holdings *	40,500	1,153
United Parcel Service, Cl B	87,941	7,526
United Rentals * (A)	11,600	635
United Technologies	111,590	11,170
URS	9,500	470
Valmont Industries	2,900	391
Verisk Analytics, Cl A *	18,700	1,162
WABCO Holdings *	6,024	470
Wabtec	11,700	685
Waste Connections (A)	15,450	654
Waste Management	56,694	2,293
WESCO International * (A)	5,400	398
WW Grainger	7,281	1,801
Xylem	24,902	617

		221,201

Information Technology — 17.5%
3D Systems * (A)	13,000	668
Accenture, Cl A	78,000	5,635
Activision Blizzard	51,956	848
Adobe Systems *	60,902	2,786
Advanced Micro Devices * (A)	63,134	206
Akamai Technologies *	21,618	994
Alliance Data Systems * (A)	6,112	1,196
Altera	35,673	1,255
Amdocs	20,700	763
Amphenol, Cl A	19,392	1,469
Analog Devices	37,412	1,731
Ansys *	10,100	848
AOL	9,434	311
Apple	113,145	55,107
Applied Materials	145,655	2,186
Arrow Electronics *	12,689	589
Atmel *	46,100	335
Autodesk *	27,237	1,001
Automatic Data Processing	57,192	4,070
Avago Technologies, Cl A	31,000	1,194
Avnet	13,910	536
AVX	1,424	18
BMC Software *	17,489	804
Broadcom, Cl A	70,168	1,772
Broadridge Financial Solutions	15,473	460
Brocade Communications Systems *	58,400	432
CA	39,838	1,165
Cadence Design Systems * (A)	38,363	517
Cisco Systems	640,927	14,940
Citrix Systems *	22,987	1,627
Cognizant Technology Solutions, Cl A *	36,288	2,660
Computer Sciences	16,764	841

Description	Shares	Market Value ($ Thousands)

Compuware	21,851	$233
Comverse *	1	—
Concur Technologies * (A)	5,700	557
CoreLogic *	9,984	257
Corning	178,258	2,503
Cree *	14,622	811
Dell	152,143	2,095
Diebold	7,029	199
Dolby Laboratories, Cl A (A)	6,443	203
DST Systems	4,595	328
eBay *	157,511	7,874
EchoStar, Cl A *	3,732	150
Electronic Arts *	35,265	939
EMC	254,997	6,574
Equinix *	6,100	1,060
F5 Networks *	10,138	845
Facebook, Cl A *	206,800	8,537
FactSet Research Systems (A)	4,900	502
Fairchild Semiconductor International, Cl A *	16,200	198
Fidelity National Information Services	35,590	1,582
First Solar * (A)	7,900	290
Fiserv *	16,169	1,557
FleetCor Technologies *	7,600	784
FLIR Systems	17,200	538
Fortinet *	16,500	327
Freescale Semiconductor *	3,500	50
Gartner *	11,500	667
Genpact	15,700	302
Global Payments	9,734	464
Google, Cl A *	32,429	27,464
Harris	13,289	753
Hewlett-Packard	235,970	5,272
IAC	10,032	492
Informatica * (A)	13,100	469
Ingram Micro, Cl A *	18,923	418
Intel (A)	595,558	13,090
International Business Machines	125,098	22,802
Intuit	36,086	2,293
IPG Photonics (A)	4,000	215
Jabil Circuit	19,974	456
Jack Henry & Associates	10,500	524
JDS Uniphase * (A)	28,640	367
Juniper Networks *	61,425	1,161
Kla-Tencor	20,109	1,109
Lam Research *	19,552	913
Lender Processing Services	9,214	294
Lexmark International, Cl A	9,086	310
Linear Technology (A)	29,257	1,121
LinkedIn, Cl A *	11,000	2,640
LSI	66,748	495
Marvell Technology Group	47,900	580
Mastercard, Cl A	14,200	8,606
Maxim Integrated Products	37,200	1,036
Microchip Technology (A)	23,322	905
Micron Technology *	125,016	1,697
Micros Systems * (A)	9,500	465
Microsoft	1,005,000	33,567
Molex (A)	16,870	490
Motorola Solutions	29,433	1,649
National Instruments	9,904	275

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

NCR *	19,689	$701
NetApp (A)	43,055	1,788
NetSuite * (A)	4,000	398
NeuStar, Cl A *	8,277	418
Nuance Communications * (A)	29,700	567
Nvidia	70,156	1,035
ON Semiconductor *	57,800	419
Oracle	425,420	13,554
Palo Alto Networks	4,300	206
Pandora Media * (A)	12,800	236
Paychex (A)	40,707	1,575
Polycom *	22,700	225
Qualcomm	207,059	13,724
Rackspace Hosting *	13,400	601
Red Hat *	23,027	1,163
Riverbed Technology *	19,700	304
Rovi *	11,000	197
SAIC (A)	35,600	536
Salesforce.com * (A)	72,352	3,555
SanDisk	27,569	1,521
ServiceNow * (A)	10,200	478
Silicon Laboratories *	5,400	209
Skyworks Solutions *	23,200	588
SolarWinds *	7,600	277
Solera Holdings	8,600	444
Splunk *	13,300	734
Stratasys * (A)	3,000	322
Symantec	84,548	2,165
Synopsys *	19,582	710
Tech Data *	5,350	263
Teradata *	19,789	1,159
Teradyne * (A)	23,063	354
Texas Instruments	134,608	5,142
TIBCO Software *	22,000	496
Total System Services	19,791	548
Trimble Navigation *	30,428	768
Vantiv, Cl A *	11,100	293
VeriFone Holdings *	13,400	266
Verint Systems *	1	—
VeriSign *	17,285	829
Visa, Cl A	63,400	11,058
Vishay Intertechnology * (A)	12,950	159
VMware, Cl A *	10,400	875
Western Digital	25,630	1,589
Western Union	67,628	1,185
Workday, Cl A *	4,700	341
Xerox	149,096	1,488
Xilinx (A)	32,057	1,392
Yahoo! *	115,181	3,124
Zebra Technologies, Cl A *	6,525	297
Zynga, Cl A * (A)	75,300	213

		361,807

Materials — 3.7%
Air Products & Chemicals	25,094	2,563
Airgas	7,215	733
Albemarle	9,844	614
Alcoa (A)	135,702	1,045
Allegheny Technologies (A)	13,297	355
Aptargroup	8,200	482
Ashland	8,376	730
Avery Dennison	12,110	518
Ball	18,850	837

Description	Shares	Market Value ($ Thousands)

Bemis	12,774	$508
Cabot	8,073	323
Carpenter Technology	5,500	296
Celanese, Cl A	18,983	935
CF Industries Holdings	7,166	1,364
Cliffs Natural Resources (A)	17,300	361
Compass Minerals International	4,100	302
Crown Holdings *	18,151	789
Cytec Industries	5,681	425
Domtar (A)	4,200	277
Dow Chemical	146,870	5,493
E.I. du Pont de Nemours	111,792	6,330
Eagle Materials	6,400	411
Eastman Chemical	19,428	1,477
Ecolab	32,108	2,933
FMC	14,920	994
Freeport-McMoRan Copper & Gold, Cl B	126,624	3,827
Greif, Cl A	3,500	189
Huntsman	23,129	405
International Flavors & Fragrances	9,891	781
International Paper	53,955	2,547
LyondellBasell Industries, Cl A	49,300	3,458
Martin Marietta Materials	5,563	534
MeadWestvaco	21,258	762
Monsanto	64,850	6,348
Mosaic	36,378	1,515
NewMarket (A)	900	247
Newmont Mining	59,733	1,898
Nucor	39,390	1,792
Owens-Illinois *	20,391	579
Packaging Corp of America	12,099	642
PPG Industries	17,323	2,706
Praxair	35,925	4,218
Reliance Steel & Aluminum	9,300	620
Rock Tenn, Cl A	8,700	967
Rockwood Holdings	9,800	626
Royal Gold	8,000	464
RPM International	16,069	546
Scotts Miracle-Gro, Cl A (A)	5,306	280
Sealed Air	24,668	701
Sherwin-Williams	10,737	1,851
Sigma-Aldrich (A)	14,648	1,208
Silgan Holdings	4,455	210
Sonoco Products	12,446	463
Southern Copper	19,868	546
Steel Dynamics	27,900	426
Tahoe Resources *	7,500	134
United States Steel (A)	20,483	367
Valspar	10,864	675
Vulcan Materials	15,857	758
Westlake Chemical	1,900	192
WR Grace *	9,200	739

		75,316

Telecommunication Services — 2.3%
AT&T	646,433	21,869
CenturyLink (A)	73,954	2,449
Crown Castle International	35,796	2,485
Frontier Communications (A)	134,195	581
Level 3 Communications * (A)	17,646	394

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

SBA Communications, Cl A * (A)	15,400	$1,155
Sprint *	82,015	550
Telephone & Data Systems	11,780	326
T-Mobile US	22,300	521
tw telecom, Cl A *	18,600	532
US Cellular	831	36
Verizon Communications	343,176	16,260
Windstream Holdings (A)	71,447	577

		47,735

Utilities — 3.2%
AES	75,324	957
AGL Resources	14,447	635
Alliant Energy	14,576	723
Ameren	30,890	1,044
American Electric Power	59,350	2,540
American Water Works	21,300	868
Aqua America (A)	16,277	494
Atmos Energy	10,891	440
Calpine *	47,900	926
Centerpoint Energy	54,415	1,248
CMS Energy	31,542	837
Consolidated Edison	35,516	1,997
Dominion Resources	70,112	4,091
DTE Energy	21,364	1,429
Duke Energy	85,716	5,623
Edison International	39,579	1,816
Entergy	21,998	1,391
Exelon (A)	104,476	3,186
FirstEnergy	50,727	1,901
Great Plains Energy	17,371	381
Hawaiian Electric Industries	11,946	299
Integrys Energy Group	9,602	537
ITC Holdings	5,200	462
MDU Resources Group	22,921	612
National Fuel Gas (A)	9,189	600
NextEra Energy	51,573	4,144
NiSource	37,921	1,109
Northeast Utilities	38,908	1,594
NRG Energy	39,100	1,027
NV Energy	28,600	671
OGE Energy	24,136	850
ONEOK	26,058	1,340
Pepco Holdings (A)	28,144	533
PG&E	53,918	2,230
Pinnacle West Capital	13,292	721
PPL	71,926	2,208
Public Service Enterprise Group	61,452	1,992
Questar	22,046	483
SCANA	17,820	857
Sempra Energy	29,523	2,492
Southern (A)	105,703	4,399
TECO Energy (A)	29,500	488
UGI	13,850	543
Vectren	8,791	287
Westar Energy	15,700	489
Wisconsin Energy	27,798	1,141
Xcel Energy	60,281	1,683

		66,318

Total Common Stock (Cost $1,481,530) ($ Thousands)		2,028,316

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P.
0.080% ** † (C)	124,834,605	$124,835

Total Affiliated Partnership (Cost $124,835) ($ Thousands)		124,835

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	30,434,719	30,435

Total Cash Equivalent (Cost $30,435) ($ Thousands)		30,435

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bills
0.030%, 11/07/2013	$2,150	2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)		2,150

Total Investments — 105.9% (Cost $1,638,950) ($ Thousands) ††		$2,185,736

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	342	Sep-2013	$323
S&P Mid 400 Index E-MINI	25	Sep-2013	89

			$412

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $2,063,737 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $120,998 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2013 was $124,835 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $1,638,950 ($ Thousands), and the unrealized appreciation and depreciation were $574,174 ($ Thousands) and $(27,388) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

NY — New York

Ser — Series

S&P — Standard & Poor’s

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2013

The following is a list of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,028,316	$—	$—	$2,028,316
Affiliated Partnership	—	124,835	—	124,835
Cash Equivalent	30,435	—	—	30,435
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$2,058,751	$126,985	$—	$2,185,736

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$412	$—	$—	$412

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 16.0%
1-800-Flowers.com, Cl A *	1,700	$9
Aaron’s	4,916	133
Advance Auto Parts	4,299	344
Aeropostale *	4,749	39
AFC Enterprises *	1,639	67
Allison Transmission Holdings	2,276	51
AMC Networks, Cl A *	3,760	233
American Axle & Manufacturing Holdings *	4,098	79
American Eagle Outfitters	11,622	168
American Public Education *	827	33
America’s Car-Mart *	250	10
ANN *	2,835	98
Apollo Group, Cl A *	5,900	110
Arbitron	1,523	72
Arctic Cat	835	45
Asbury Automotive Group *	1,998	98
Ascena Retail Group *	7,868	128
Ascent Capital Group, Cl A *	854	63
Bally Technologies * (A)	2,425	175
Barnes & Noble *	2,727	37
Bassett Furniture Industries	433	6
Beazer Homes USA * (A)	1,261	21
Bebe Stores	1,520	9
Belo, Cl A	6,184	87
Big 5 Sporting Goods	923	15
Big Lots *	3,246	115
Biglari Holdings *	82	34
BJ’s Restaurants *	1,842	58
Black Diamond *	804	8
Bloomin’ Brands *	3,350	75
Blue Nile *	631	23
Blyth (A)	420	4
Bob Evans Farms	1,687	83
Body Central *	1,000	6
Bon-Ton Stores	800	9
Boyd Gaming *	5,045	61
Bravo Brio Restaurant Group *	1,076	16
Bridgepoint Education *	642	11
Bright Horizons Family Solutions *	835	30
Brinker International	4,382	175
Brown Shoe	2,976	67
Brunswick	5,483	199
Buckle	1,551	80
Buffalo Wild Wings *	1,027	107
Burger King Worldwide (A)	5,800	113
Cabela’s *	2,739	179
Caesars Entertainment *	2,683	58
Callaway Golf	3,306	23
Capella Education *	638	35
Career Education *	2,054	5
Carmike Cinemas *	942	17
Carriage Services, Cl A	906	16
Carter’s	3,670	270
Cato, Cl A	1,296	33
Cavco Industries *	331	17
CEC Entertainment	835	34

Description	Shares	Market Value ($ Thousands)

Central European Media Enterprises, Cl A *	7,006	$30
Charter Communications, Cl A *	4,065	494
Cheesecake Factory (A)	2,923	122
Chico’s FAS	10,351	161
Children’s Place Retail Stores *	1,433	76
Choice Hotels International (A)	1,677	64
Christopher & Banks *	3,400	19
Churchill Downs	734	59
Chuy’s Holdings *	1,135	41
Cinemark Holdings	6,940	205
Citi Trends *	597	10
Clear Channel Outdoor Holdings, Cl A *	2,296	17
Columbia Sportswear	822	47
Conn’s *	1,409	94
Cooper Tire & Rubber	4,132	132
Core-Mark Holding	709	45
Corinthian Colleges *	3,043	7
Cracker Barrel Old Country Store	1,144	113
Crocs *	5,003	67
CSS Industries	492	11
CST Brands * (A)	3,400	100
Culp	361	7
Cumulus Media, Cl A *	6,939	33
Dana Holdings	9,098	191
Deckers Outdoor *	1,904	112
Del Frisco’s Restaurant Group *	1,000	19
Denny’s *	4,563	26
Destination Maternity	756	21
Destination XL Group *	842	5
DeVry (A)	3,581	107
Dex Media * (A)	1,500	14
Dick’s Sporting Goods	6,035	280
Digital Generation *	2,348	29
Dillard’s, Cl A	1,562	119
DineEquity	972	64
DISH Network, Cl A *	12,219	549
Domino’s Pizza	3,458	212
Dorman Products *	1,440	72
DreamWorks Animation SKG, Cl A * (A)	4,591	130
Drew Industries *	1,449	61
DSW, Cl A	2,046	176
Dunkin’ Brands Group	6,530	281
Education Management *	1,700	14
Entercom Communications, Cl A *	882	7
Entravision Communications, Cl A *	3,200	17
Ethan Allen Interiors (A)	1,276	33
EW Scripps, Cl A *	1,770	27
Express *	4,862	102
Federal Mogul, Cl A *	1,816	28
Fiesta Restaurant Group *	1,505	49
Fifth & Pacific *	7,298	174
Finish Line, Cl A	3,111	65
Five Below * (A)	2,005	74
Foot Locker	8,914	287
Francesca’s Holdings * (A)	2,724	66
Fred’s, Cl A	1,779	28
Fuel Systems Solutions *	1,394	26

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Genesco *	1,369	$84
Gentex	8,695	196
Gentherm *	1,448	24
G-III Apparel Group *	1,003	46
Global Sources *	768	5
GNC Holdings, Cl A	5,978	304
Grand Canyon Education *	3,015	104
Gray Television *	4,000	26
Group 1 Automotive	1,335	102
Groupon, Cl A * (A)	26,141	266
Guess? (A)	3,417	104
Hanesbrands	5,838	347
Harte-Hanks	2,346	19
Haverty Furniture	963	23
Helen of Troy *	1,848	74
hhgregg *	1,100	20
Hibbett Sports * (A)	1,512	78
Hillenbrand	3,185	79
HomeAway *	3,277	103
Hooker Furniture	410	6
Hovnanian Enterprises, Cl A * (A)	4,915	25
HSN	1,911	103
Hyatt Hotels, Cl A *	2,927	127
Iconix Brand Group * (A)	3,451	113
International Speedway, Cl A	1,798	56
Interval Leisure Group	2,798	60
iRobot *	1,602	52
Isle of Capri Casinos *	879	7
ITT Educational Services * (A)	1,256	36
Jack in the Box *	2,521	100
JAKKS Pacific *	427	2
Jamba *	1,407	18
Jarden *	6,807	292
John Wiley & Sons, Cl A	2,572	113
Jones Group	4,770	70
JoS. A. Bank Clothiers *	1,596	63
Journal Communications, Cl A *	2,299	17
K12 * (A)	1,888	69
KB Home	4,385	70
Kimball International, Cl B	1,725	17
Kirkland’s *	528	10
Krispy Kreme Doughnuts *	4,071	80
Lamar Advertising, Cl A *	4,797	202
Las Vegas Sands	23,504	1,324
La-Z-Boy, Cl Z	3,326	71
LeapFrog Enterprises, Cl A * (A)	4,438	43
Lear	4,771	328
Libbey *	1,085	26
Liberty Global, Cl A *	23,581	1,832
Liberty Interactive, Cl A *	32,116	725
Liberty Media *	6,135	837
Liberty Ventures, Ser A *	2,246	192
Life Time Fitness * (A)	2,678	134
LifeLock *	4,063	51
Lincoln Educational Services	922	5
Lions Gate Entertainment * (A)	5,009	175
Lithia Motors, Cl A	1,389	91
Live Nation *	8,903	150
LKQ *	17,504	512
Loral Space & Communications *	900	60
Luby’s *	770	5
Lumber Liquidators Holdings *	1,526	152

Description	Shares	Market Value ($ Thousands)

M/I Homes *	1,094	$21
Mac-Gray	484	7
Madison Square Garden, Cl A *	3,640	212
Maidenform Brands *	1,636	38
Marcus	361	4
MarineMax *	2,096	26
Marriott Vacations Worldwide *	1,574	69
Matthews International, Cl A (A)	1,705	63
Mattress Firm Holding *	611	25
McClatchy, Cl A *	2,354	7
MDC Holdings	2,189	61
MDC Partners, Cl A	1,284	29
Media General, Cl A * (A)	1,900	20
Men’s Wearhouse	2,768	104
Meredith	2,044	88
Meritage Homes *	2,211	88
MGM Resorts International *	21,974	389
Michael Kors Holdings *	12,154	901
Modine Manufacturing *	2,374	31
Mohawk Industries *	3,537	416
Monro Muffler	1,728	77
Morgans Hotel Group *	2,200	15
Morningstar	1,220	92
Movado Group	820	35
Multimedia Games Holding *	2,004	79
Murphy USA *	8,300	307
National CineMedia	3,707	67
Nautilus *	2,800	18
New York *	3,100	15
New York Times, Cl A *	7,682	86
Nexstar Broadcasting Group, Cl A	1,822	61
Norwegian Cruise Line Holdings *	1,869	58
Nutrisystem	2,359	30
NVR *	275	235
Office Depot * (A)	16,553	69
OfficeMax	5,646	61
Orbitz Worldwide *	1,500	14
Orient-Express Hotels, Cl A *	6,030	73
Outerwall *	1,543	96
Overstock.com *	700	20
Oxford Industries	654	41
Pacific Sunwear of California *	5,000	16
Panera Bread, Cl A *	1,720	282
Papa John’s International	1,021	70
Penn National Gaming *	3,854	203
Penske Auto Group	2,388	93
Pep Boys-Manny Moe & Jack *	2,465	28
Perry Ellis International *	239	4
PetMed Express	1,196	18
Pier 1 Imports	5,289	116
Pinnacle Entertainment *	3,660	87
Polaris Industries	3,807	416
Pool	2,570	134
Quiksilver * (A)	9,250	46
RadioShack * (A)	5,390	18
ReachLocal *	600	7
Red Robin Gourmet Burgers *	867	56
Regal Entertainment Group, Cl A (A)	4,605	82
Regis (A)	2,527	40
Remy International *	1,300	25

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Rent-A-Center, Cl A	3,240	$122
Rentrak *	1,088	27
Restoration Hardware Holdings *	1,111	77
Royal Caribbean Cruises	9,608	353
Ruby Tuesday * (A)	3,179	23
rue21 *	788	32
Ruth’s Hospitality Group	1,872	22
Ryland Group (A)	3,116	109
Saga Communications, Cl A *	93	5
Saks *	5,851	93
Sally Beauty Holdings *	10,291	269
Scholastic	1,867	55
Scientific Games, Cl A *	2,662	38
Sears Holdings * (A)	2,526	112
Sears Hometown and Outlet Stores *	449	14
SeaWorld Entertainment	1,900	57
Select Comfort *	3,309	82
Service International	12,689	229
SHFL Entertainment *	3,687	84
Shoe Carnival	776	20
Shutterfly *	2,125	110
Signet Jewelers	4,755	316
Sinclair Broadcast Group, Cl A	4,311	103
Sirius XM Radio * (A)	187,279	670
Six Flags Entertainment	3,658	121
Skechers U.S.A., Cl A *	2,482	76
Smith & Wesson Holding * (A)	3,083	34
Sonic *	3,233	52
Sonic Automotive, Cl A	1,864	41
Sotheby’s	4,261	196
Spartan Motors	1,248	7
Speedway Motorsports	235	4
Stage Stores	2,154	40
Standard Motor Products	966	30
Standard Pacific *	9,069	65
Starz - Liberty Capital *	6,739	168
Stein Mart	1,891	23
Steiner Leisure *	1,077	60
Steinway Musical Instruments *	276	11
Steven Madden *	2,201	119
Stewart Enterprises, Cl A	5,160	68
Stoneridge *	1,030	13
Strayer Education *	517	21
Sturm Ruger (A)	1,242	65
Superior Industries International	1,623	28
Taylor Morrison Home, Cl A *	2,100	43
Tempur-Pedic International *	3,823	147
Tenneco *	3,763	174
Tesla Motors * (A)	5,079	858
Texas Roadhouse, Cl A	3,466	86
Thomson Reuters	22,585	743
Thor Industries	2,890	148
Tile Shop Holdings *	1,300	35
Tilly’s, Cl A *	843	12
Toll Brothers *	10,239	313
Town Sports International Holdings *	2,161	25
Tractor Supply	4,260	521
TRI Pointe Homes *	473	7
TRW Automotive Holdings *	6,293	435
Tuesday Morning *	2,186	27

Description	Shares	Market Value ($ Thousands)

Tumi Holdings *	2,998	$62
Tupperware Brands	3,124	252
Ulta Salon Cosmetics & Fragrance *	3,773	374
Under Armour, Cl A * (A)	4,908	357
Unifi *	780	18
Universal Electronics *	787	24
Universal Technical Institute	413	4
Vail Resorts	2,212	150
Valassis Communications (A)	2,409	66
Valuevision Media, Cl A *	4,000	20
Vera Bradley *	970	19
Visteon *	2,965	212
Vitacost.com *	844	7
Vitamin Shoppe *	1,684	71
VOXX International, Cl A *	664	8
Weight Watchers International (A)	1,574	57
Wendy’s	15,551	118
West Marine *	537	6
Wet Seal, Cl A *	4,951	18
Weyco Group	263	7
William Lyon Homes, Cl A *	1,100	23
Williams-Sonoma (A)	5,937	335
Winmark	95	7
Winnebago Industries *	1,335	30
WMS Industries *	3,184	82
Wolverine World Wide (A)	3,098	174
World Wrestling Entertainment, Cl A	2,334	23
Zagg *	515	2
Zale *	2,800	35
Zumiez *	1,103	29

		36,252

Consumer Staples — 3.5%
Alico	143	6
Alliance One International *	4,660	13
Andersons	1,233	81
Annie’s *	1,000	46
B&G Foods, Cl A	2,911	99
Boston Beer, Cl A *	483	102
Boulder Brands *	4,178	65
Bunge	8,943	678
Calavo Growers	626	15
Cal-Maine Foods *	664	30
Casey’s General Stores	2,359	155
Central Garden and Pet, Cl A *	2,029	13
Chefs’ Warehouse *	1,321	30
Chiquita Brands International *	2,782	34
Church & Dwight	8,099	481
Coca-Cola Bottling	289	18
Darling International *	7,457	151
Dean Foods *	5,050	97
Diamond Foods *	1,119	23
Dole Food *	3,470	48
Elizabeth Arden *	1,251	43
Energizer Holdings	3,645	360
Fairway Group Holdings, Cl A *	1,200	28
Female Health	1,300	11
Flowers Foods	10,208	212
Fresh Del Monte Produce	2,381	69
Fresh Market *	2,388	117

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Green Mountain Coffee Roasters *	9,079	$784
Hain Celestial Group *	2,430	199
Harbinger Group *	2,478	23
Harris Teeter Supermarkets	2,799	138
Herbalife (A)	5,172	315
Hillshire Brands	7,704	249
Ingles Markets, Cl A	745	19
Ingredion	4,565	287
Inter Parfums	806	21
J&J Snack Foods	864	66
John B. Sanfilippo & Son *	319	7
Lancaster Colony	1,029	76
Lifevantage *	10,200	25
Limoneira	195	4
Medifast *	664	16
Nash Finch	940	23
National Beverage *	452	7
Natural Grocers by Vitamin Cottage *	285	11
Nature’s Sunshine Products	437	8
Nu Skin Enterprises, Cl A	3,605	302
Nutraceutical International *	362	8
Oil-Dri Corp of America	210	6
Omega Protein *	766	7
Pantry *	1,249	14
Pilgrim’s Pride *	4,107	63
Pinnacle Foods	2,200	60
Post Holdings *	1,969	84
Prestige Brands Holdings *	2,879	93
Pricesmart	1,023	88
Revlon, Cl A *	1,120	25
Rite Aid *	43,227	150
Roundy’s	1,300	11
Sanderson Farms	1,341	88
Seaboard	14	37
Seneca Foods, Cl A *	462	14
Smithfield Foods *	8,658	290
Snyders-Lance	2,586	70
Spartan Stores	1,108	23
Spectrum Brands Holdings	1,339	81
Star Scientific * (A)	14,418	28
SUPERVALU * (A)	12,216	88
Susser Holdings *	1,206	57
Tootsie Roll Industries (A)	1,455	44
TreeHouse Foods *	2,209	144
United Natural Foods * (A)	2,998	182
Universal (A)	1,345	66
USANA Health Sciences *	316	24
Vector Group (A)	3,796	62
Village Super Market, Cl A	462	16
WD-40	1,086	63
Weis Markets	804	38
WhiteWave Foods, Cl A * (A)	8,652	165

		7,794

Energy — 5.8%
Abraxas Petroleum *	3,194	8
Alon USA Energy	1,896	24
Alpha Natural Resources * (A)	12,323	75
Approach Resources * (A)	2,298	54
Arch Coal	12,616	56

Description	Shares	Market Value ($ Thousands)

Atwood Oceanics *	3,440	$192
Basic Energy Services *	1,573	18
Berry Petroleum, Cl A	3,375	139
Bill Barrett * (A)	3,264	70
Bonanza Creek Energy *	1,888	75
BPZ Resources *	10,721	24
Bristow Group	2,203	145
C&J Energy Services * (A)	3,095	64
Cal Dive International * (A)	1,930	4
Callon Petroleum *	785	3
CARBO Ceramics	1,150	94
Carrizo Oil & Gas *	2,409	83
Cheniere Energy *	14,165	396
Cimarex Energy	5,061	424
Clayton Williams Energy *	516	25
Clean Energy Fuels * (A)	4,788	60
Cloud Peak Energy *	3,589	56
Cobalt International Energy *	16,115	393
Comstock Resources	3,673	54
Concho Resources *	6,142	593
Contango Oil & Gas *	635	23
Continental Resources *	2,698	249
Crosstex Energy	3,039	59
CVR Energy	997	43
Dawson Geophysical *	552	20
Delek US Holdings	2,309	57
Diamondback Energy *	1,075	43
Dresser-Rand Group *	4,555	278
Dril-Quip *	2,287	233
Emerald Oil *	3,400	22
Endeavour International * (A)	4,800	24
Energen	4,289	284
Energy XXI Bermuda	5,181	138
EPL Oil & Gas *	2,001	68
Era Group *	993	25
Evolution Petroleum *	627	7
EXCO Resources (A)	8,531	62
Exterran Holdings *	3,683	101
Forest Oil * (A)	5,432	30
Forum Energy Technologies * (A)	2,405	63
FX Energy * (A)	1,063	4
GasLog	1,250	17
Gastar Exploration *	3,800	12
Geospace Technologies *	698	49
Golar LNG	2,402	90
Goodrich Petroleum *	2,093	45
Green Plains Renewable Energy	1,390	22
Gulf Island Fabrication	772	18
Gulfmark Offshore, Cl A	1,580	73
Gulfport Energy *	4,781	282
Halcon Resources * (A)	12,806	61
Helix Energy Solutions Group *	6,569	164
Hercules Offshore *	9,426	68
HollyFrontier	12,354	549
Hornbeck Offshore Services *	2,112	115
ION Geophysical *	9,369	45
Key Energy Services *	9,959	66
KiOR, Cl A *	1,093	2
Knightsbridge Tankers	943	8
Kodiak Oil & Gas *	16,711	167
Kosmos Energy *	6,275	64
Laredo Petroleum Holdings *	2,489	65

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Magnum Hunter Resources * (A)	12,393	$58
Matador Resources *	3,400	58
Matrix Service *	1,381	21
McDermott International *	12,770	96
Midstates Petroleum *	891	4
Miller Energy Resources * (A)	1,800	11
Mitcham Industries *	256	4
Natural Gas Services Group *	944	26
Newpark Resources *	6,020	67
Nordic American Tankers (A)	4,577	35
Northern Oil And Gas *	4,639	60
Nuverra Environmental Solutions * (A)	6,589	15
Oasis Petroleum *	5,897	231
Oceaneering International	6,346	492
Oil States International *	3,299	294
Panhandle Oil and Gas, Cl A	141	4
Parker Drilling *	5,851	34
Patterson-UTI Energy	8,922	175
PBF Energy, Cl A (A)	1,077	24
PDC Energy *	2,293	132
Penn Virginia * (A)	4,686	23
PetroQuest Energy *	4,723	20
PHI *	643	23
Pioneer Energy Services *	5,236	35
Quicksilver Resources * (A)	6,330	11
Renewable Energy Group *	1,800	28
Rentech *	10,865	21
Resolute Energy *	4,894	38
REX American Resources *	600	18
Rex Energy *	3,190	66
RigNet *	641	23
Rosetta Resources *	3,685	171
RPC (A)	4,099	59
Sanchez Energy * (A)	1,930	47
SandRidge Energy * (A)	30,293	156
Scorpio Tankers	10,343	98
SEACOR Holdings *	1,174	98
Seadrill	21,300	985
SemGroup, Cl A	2,644	140
Ship Finance International	3,876	60
SM Energy	4,013	274
Solazyme * (A)	3,730	42
Stone Energy *	2,984	82
Superior Energy Services *	9,960	245
Swift Energy * (A)	1,983	22
Synergy Resources *	2,162	20
Targa Resources	1,859	127
Teekay	2,054	82
Teekay Tankers, Cl A (A)	2,423	6
Tesco *	1,569	24
TETRA Technologies *	5,505	65
TGC Industries	636	5
Tidewater	3,146	170
Triangle Petroleum *	3,137	21
Ultra Petroleum * (A)	9,292	192
Unit *	3,095	142
Uranium Energy * (A)	1,698	4
Vaalco Energy *	2,970	16
Vantage Drilling *	10,246	18
W&T Offshore (A)	1,738	27
Warren Resources *	1,449	4

Description	Shares	Market Value ($ Thousands)

Western Refining (A)	2,999	$88
Whiting Petroleum *	7,158	361
Willbros Group *	2,254	21
World Fuel Services	4,441	169

		13,132

Financials — 21.4%
1st Source	780	20
1st United Bancorp	1,092	8
Acadia Realty Trust ‡	3,039	71
Affiliated Managers Group *	3,111	542
Agree Realty ‡	647	18
Alexander & Baldwin *	2,377	85
Alexander’s ‡	88	24
Alexandria Real Estate Equities ‡	4,261	263
Alleghany *	967	374
Allied World Assurance Holdings	2,104	193
Altisource Residential, Cl B *	1,900	36
Ambac Financial Group *	2,800	62
American Assets Trust ‡	2,291	68
American Campus Communities ‡	5,962	199
American Capital *	18,611	232
American Capital Agency ‡	24,121	549
American Capital Mortgage Investment ‡	3,365	67
American Equity Investment Life Holding	4,078	81
American Financial Group	4,653	240
American National Bankshares	306	7
American National Insurance	331	35
American Realty Capital Properties ‡	8,900	119
American Residential Properties ‡ *	1,300	22
American Safety Insurance Holdings *	881	27
Ameris Bancorp *	1,252	24
AMERISAFE	833	27
Ames National	310	6
AmREIT *	1,400	24
Amtrust Financial Services	1,959	70
Annaly Capital Management ‡	57,514	671
Anworth Mortgage Asset ‡	9,668	43
Apollo Commercial Real Estate Finance ‡	2,837	43
Apollo Investment	12,649	100
Apollo Residential Mortgage ‡	2,087	32
Arch Capital Group *	7,836	418
Ares Capital	15,922	280
Ares Commercial Real Estate ‡	2,000	26
Argo Group International Holdings	1,395	57
Arlington Asset Investment, Cl A	712	17
Armada Hoffler Properties ‡	1,800	17
ARMOUR Residential ‡	20,396	85
Arrow Financial	1,002	25
Arthur J Gallagher	7,491	310
Artisan Partners Asset Management, Cl A	900	43
Ashford Hospitality Trust ‡	4,471	52
Aspen Insurance Holdings	4,295	153

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Associated Banc	10,686	$170
Associated Estates Realty ‡	3,989	55
Assured Guaranty	10,187	203
Astoria Financial	5,665	70
AV Homes *	407	7
Aviv ‡	1,000	23
Axis Capital Holdings	7,068	304
Baldwin & Lyons, Cl B	181	4
Banc of California	1,600	21
Bancfirst	325	17
Banco Latinoamericano de Comercio Exterior, Cl E	2,212	53
Bancorp *	1,604	25
Bancorpsouth	5,282	102
Bank Mutual	3,899	23
Bank of Hawaii	2,824	145
Bank of Kentucky Financial	233	6
Bank of Marin Bancorp	107	4
Bank of the Ozarks	1,685	76
BankFinancial	797	7
BankUnited	3,796	112
Banner	851	29
BBCN Bancorp	4,895	65
Beneficial Mutual Bancorp *	1,826	17
Berkshire Hills Bancorp	1,150	29
BGC Partners, Cl A	8,436	47
BioMed Realty Trust ‡	11,129	205
BlackRock Kelso Capital	3,458	34
BNC Bancorp *	1,800	23
BofI Holding *	609	39
BOK Financial	1,793	115
Boston Private Financial Holdings	5,515	56
Brandywine Realty Trust ‡	10,239	131
BRE Properties ‡	4,390	211
Bridge Bancorp	312	7
Brookline Bancorp	3,274	30
Brown & Brown	7,076	220
Bryn Mawr Bank	622	16
C&F Financial	300	15
Calamos Asset Management, Cl A	382	4
Camden National	539	21
Camden Property Trust ‡	5,038	311
Campus Crest Communities ‡	2,872	30
Capital Bank Financial, Cl A *	1,860	37
Capital City Bank Group *	800	10
Capital Southwest	624	21
CapitalSource	10,993	127
Capitol Federal Financial	8,187	100
CapLease ‡	6,506	55
Capstead Mortgage ‡	5,718	67
Cardinal Financial	1,341	22
Cash America International	1,679	72
Cathay General Bancorp	4,415	97
CBL & Associates Properties ‡	9,182	176
CBOE Holdings	5,238	240
Cedar Realty Trust ‡	3,538	17
Center Bancorp	483	7
Centerstate Banks	2,485	23
Central Pacific Financial	1,110	19
Chambers Street Properties ‡	14,300	105

Description	Shares	Market Value ($ Thousands)

Charter Financial	2,200	$23
Chatham Lodging Trust ‡	935	17
Chemical Financial	1,299	35
Chesapeake Lodging Trust ‡	3,067	67
Chimera Investment ‡	62,426	184
CIT Group *	12,237	586
Citizens, Cl A *	2,233	17
Citizens & Northern	240	5
City Holding	685	28
City National	2,840	186
CNA Financial	1,775	63
CNB Financial	248	4
CNO Financial Group	12,625	172
CoBiz Financial	1,971	18
Cohen & Steers	836	26
Colonial Properties Trust ‡	5,795	128
Colony Financial ‡	3,700	73
Columbia Banking System (A)	3,009	70
Commerce Bancshares	4,647	201
CommonWealth ‡	7,344	180
Community Bank System (A)	2,302	77
Community Trust Bancorp	658	25
Consolidated-Tomoka Land	174	6
CoreSite Realty ‡	1,373	42
Corporate Office Properties Trust ‡	5,630	128
Corrections Corp of America ‡	7,102	234
Cousins Properties ‡	11,146	111
Cowen Group, Cl A *	7,221	23
Crawford, Cl B	520	4
Credit Acceptance *	332	36
CubeSmart ‡	8,622	144
Cullen/Frost Bankers	3,105	220
Customers Bancorp *	1,700	28
CVB Financial	5,679	72
CyrusOne ‡	929	18
CYS Investments ‡	9,562	73
DCT Industrial Trust ‡	18,086	121
DDR ‡ (A)	15,714	244
DFC Global *	1,991	22
Diamond Hill Investment Group *	254	28
DiamondRock Hospitality ‡	12,507	121
Digital Realty Trust ‡ (A)	7,574	421
Dime Community Bancshares	1,583	25
Douglas Emmett ‡	8,185	189
Duke Realty ‡	19,095	279
DuPont Fabros Technology ‡ (A)	3,421	78
Dynex Capital ‡	2,593	21
Eagle Bancorp *	1,506	38
East West Bancorp	8,186	239
EastGroup Properties ‡	1,685	95
Eaton Vance	7,325	282
Education Realty Trust ‡	6,573	56
eHealth *	1,074	30
Employers Holdings	1,474	39
Encore Capital Group *	1,575	68
Endurance Specialty Holdings	2,383	119
Enstar Group *	651	88
Enterprise Financial Services	1,249	21
EPR Properties ‡ (A)	3,051	149
Equity Lifestyle Properties ‡	5,032	175
Equity One ‡ (A)	3,185	68

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Erie Indemnity, Cl A	1,387	$102
ESB Financial	517	6
Essex Property Trust ‡	2,327	333
EverBank Financial	4,924	69
Evercore Partners, Cl A	1,976	88
Everest Re Group	2,944	403
Excel Trust ‡	2,118	25
Extra Space Storage ‡	6,618	273
Ezcorp, Cl A *	3,357	57
Farmers Capital Bank *	800	16
FBL Financial Group, Cl A	582	26
FBR *	169	5
Federal Agricultural Mortgage, Cl C	488	16
Federal Realty Investment Trust ‡	3,786	368
Federated Investors, Cl B (A)	5,670	154
FelCor Lodging Trust ‡ *	5,663	31
Fidelity National Financial, Cl A (A)	13,453	319
Fidelity Southern	1,500	22
Fidus Investment	278	5
Fifth Street Finance	7,005	73
Financial Engines	2,864	153
Financial Institutions	767	14
First American Financial	6,672	139
First Bancorp	2,097	31
First BanCorp *	3,516	22
First Busey	4,011	19
First Cash Financial Services *	1,658	92
First Citizens BancShares, Cl A	491	99
First Commonwealth Financial	4,501	33
First Community Bancshares	942	14
First Connecticut Bancorp	1,048	15
First Defiance Financial	592	15
First Financial	612	19
First Financial Bancorp	3,949	59
First Financial Bankshares	1,728	99
First Financial Holdings	1,486	80
First Financial Northwest	1,491	16
First Horizon National (A)	15,000	166
First Industrial Realty Trust ‡	5,753	87
First Interstate Bancsystem, Cl A	912	21
First Merchants	1,433	24
First Midwest Bancorp	4,842	73
First Niagara Financial Group	21,247	215
First of Long Island	753	28
First Potomac Realty Trust ‡	3,622	45
First Republic Bank	7,043	312
Firsthand Technology Value Fund *	600	14
FirstMerit	9,997	212
Flagstar Bancorp *	1,800	26
Flushing Financial	2,270	41
FNB (Pennsylvania)	9,608	116
Forest City Enterprises, Cl A *	9,145	164
Forestar Group *	2,632	53
Fox Chase Bancorp	253	4
Franklin Financial *	262	5
Franklin Street Properties ‡	4,996	61
Fulton Financial	10,812	131
FXCM, Cl A	2,550	48
GAMCO Investors, Cl A	322	19

Description	Shares	Market Value ($ Thousands)

General Growth Properties ‡	36,075	$692
Geo Group ‡	4,490	140
German American Bancorp	744	18
Getty Realty ‡	1,272	23
GFI Group	3,849	15
Glacier Bancorp	4,080	96
Gladstone Capital	424	3
Gladstone Commercial ‡	1,119	20
Gladstone Investment	525	4
Glimcher Realty Trust ‡	7,711	76
Global Indemnity, Cl A *	202	5
Golub Capital BDC	2,379	41
Government Properties Income Trust ‡	3,366	79
Gramercy Property Trust ‡ *	1,695	7
Great Southern Bancorp	599	16
Green Dot, Cl A *	1,255	29
Greenhill	1,671	79
Greenlight Capital Re, Cl A *	1,309	35
GSV Capital *	749	9
Guaranty Bancorp	605	7
Hancock Holding	4,814	155
Hanmi Financial	2,178	36
Hannon Armstrong Sustainable Infrastructure Capital	900	11
Hanover Insurance Group	2,817	150
Hatteras Financial ‡	6,483	119
HCC Insurance Holdings	6,021	254
HCI Group	315	11
Healthcare Realty Trust ‡	5,855	132
Healthcare Trust of America, Cl A ‡	6,800	70
Heartland Financial USA	875	24
Hercules Technology Growth Capital (A)	2,903	42
Heritage Financial	307	5
Hersha Hospitality Trust, Cl A ‡	12,578	66
HFF, Cl A *	2,495	57
Highwoods Properties ‡	5,668	191
Hilltop Holdings *	3,929	62
Home BancShares	2,796	71
Home Federal Bancorp	546	7
Home Loan Servicing Solutions	4,447	101
Home Properties ‡	3,435	198
HomeStreet	1,172	23
HomeTrust Bancshares *	1,102	18
Horace Mann Educators	2,614	69
Horizon Bancorp	900	20
Hospitality Properties Trust ‡	8,341	225
Howard Hughes *	2,217	227
Hudson Pacific Properties ‡	2,770	55
Hudson Valley Holding	1,305	24
Iberiabank	1,684	88
ICG Group *	1,888	24
Independent Bank	1,602	57
Infinity Property & Casualty	914	55
ING US	4,400	127
Inland Real Estate ‡	5,482	54
Interactive Brokers Group, Cl A	3,127	52
International Bancshares	3,150	69
International. FCStone *	1,368	26
Invesco Mortgage Capital ‡	8,571	131

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Investment Technology Group *	2,017	$34
Investors Bancorp	2,997	62
Investors Real Estate Trust ‡	6,031	49
iStar Financial ‡ *	5,518	61
Janus Capital Group (A)	7,912	66
JAVELIN Mortgage Investment ‡	500	6
Jones Lang LaSalle	2,659	219
Kansas City Life Insurance	165	7
KCAP Financial	1,442	12
KCG Holdings, Cl A *	3,807	33
Kearny Financial *	607	6
Kemper	2,736	93
Kennedy-Wilson Holdings	3,429	63
Kilroy Realty ‡	4,543	222
Kite Realty Group Trust ‡	6,621	38
Ladenburg Thalmann Financial Services *	6,700	11
Lakeland Bancorp	1,670	18
Lakeland Financial	805	25
LaSalle Hotel Properties ‡	5,942	158
Lazard, Cl A	7,831	277
Lexington Realty Trust ‡	9,990	117
Liberty Property Trust ‡	8,075	279
LPL Financial Holdings	3,362	124
LTC Properties ‡	1,917	68
Mack-Cali Realty ‡	4,767	103
Maiden Holdings	2,423	32
Main Street Capital (A)	2,187	64
MainSource Financial Group	1,090	16
Manning & Napier, Cl A	272	4
Markel *	813	415
MarketAxess Holdings	2,052	104
Marlin Business Services	322	8
MB Financial	3,181	86
MBIA *	7,682	91
MCG Capital	4,383	21
Meadowbrook Insurance Group	2,953	18
Medallion Financial	952	13
Medical Properties Trust ‡	10,562	122
Medley Capital	1,472	19
Mercantile Bank	357	7
Merchants Bancshares	207	6
Mercury General	1,578	69
Meridian Interstate Bancorp *	338	7
Meta Financial Group	700	22
Metro Bancorp *	1,177	22
MetroCorp Bancshares	605	6
MFA Mortgage Investments ‡	21,997	158
MGIC Investment *	20,518	148
Mid-America Apartment Communities ‡	2,619	161
MidWestOne Financial Group	269	6
Monmouth Real Estate Investment, Cl A ‡	2,046	18
Montpelier Re Holdings	2,789	69
Mortgage Investment Trust ‡	1,188	21
MPG Office Trust ‡ *	6,200	19
MSCI, Cl A *	7,169	269
MVC Capital	1,258	16
National Bank Holdings, Cl A	3,300	65
National Bankshares	136	5
National Health Investors ‡	1,464	80

Description	Shares	Market Value ($ Thousands)

National Interstate	124	$3
National Penn Bancshares	7,189	72
National Retail Properties ‡	7,043	216
National Western Life Insurance, Cl A	141	28
Nationstar Mortgage Holdings * (A)	1,346	67
Navigators Group *	483	26
NBT Bancorp	2,808	60
Nelnet, Cl A	1,631	62
New Mountain Finance	2,909	43
New Residential Investment ‡	15,000	95
New York Community Bancorp (A)	25,939	380
New York Mortgage Trust ‡	2,938	18
NewBridge Bancorp *	2,600	19
NewStar Financial *	1,393	18
NGP Capital Resources	903	6
Nicholas Financial	700	11
Northfield Bancorp	3,905	47
Northrim BanCorp	269	6
NorthStar Realty Finance ‡ (A)	15,616	137
Northwest Bancshares	5,699	76
OceanFirst Financial	288	5
Ocwen Financial *	6,161	311
OFG Bancorp	2,125	37
Old National Bancorp	5,861	77
Old Republic International	15,644	222
Omega Healthcare Investors ‡	6,977	198
OmniAmerican Bancorp *	615	14
One Liberty Properties ‡	624	13
OneBeacon Insurance Group, Cl A	1,235	18
Oppenheimer Holdings, Cl A	364	6
Oritani Financial	2,124	33
Pacific Continental	365	5
Pacific Premier Bancorp *	1,600	21
PacWest Bancorp (A)	2,189	73
Park National	805	61
Park Sterling	3,770	22
Parkway Properties ‡	2,905	47
PartnerRe	3,234	282
Pebblebrook Hotel Trust ‡	3,403	87
PennantPark Floating Rate Capital (A)	1,600	21
PennantPark Investment	3,087	34
Penns Woods Bancorp	152	7
Pennsylvania ‡	3,799	70
PennyMac Financial Services, Cl A *	1,100	19
PennyMac Mortgage Investment Trust ‡	4,763	100
Peoples Bancorp	210	4
PHH *	3,332	70
Phoenix *	241	9
PICO Holdings *	1,121	24
Piedmont Office Realty Trust, Cl A ‡	10,466	180
Pinnacle Financial Partners *	2,425	68
Piper Jaffray *	1,077	35
Platinum Underwriters Holdings	1,748	101
Popular *	6,256	194

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Portfolio Recovery Associates *	3,258	$173
Post Properties ‡	3,411	154
Potlatch ‡	2,220	86
Preferred Bank *	237	4
Primerica	3,329	124
PrivateBancorp, Cl A	3,719	81
ProAssurance	3,725	176
Prospect Capital	16,502	183
Prosperity Bancshares (A)	3,769	225
Protective Life	4,802	201
Provident Financial Holdings	374	7
Provident Financial Services	3,979	64
Provident New York Bancorp (A)	2,345	24
PS Business Parks ‡	1,028	75
Radian Group	11,148	151
RAIT Financial Trust ‡	3,021	19
Ramco-Gershenson Properties ‡	4,137	60
Raymond James Financial	7,381	309
Rayonier ‡	7,353	406
Realogy Holdings *	7,102	301
Realty Income ‡	12,036	475
Redwood Trust ‡ (A)	4,405	78
Regency Centers ‡	5,567	265
Reinsurance Group of America, Cl A	4,316	280
RenaissanceRe Holdings	2,643	231
Renasant	1,160	29
Republic Bancorp, Cl A	198	5
Resource Capital ‡	7,805	45
Retail Opportunity Investments ‡	3,959	51
Retail Properties of America, Cl A ‡	7,803	104
RLI	1,191	93
RLJ Lodging Trust ‡	7,537	173
Rockville Financial	1,638	21
Rouse Properties ‡	1,117	21
Ryman Hospitality Properties ‡ (A)	2,660	88
S&T Bancorp	1,332	30
Sabra Health Care ‡	2,362	52
Safeguard Scientifics *	1,096	16
Safety Insurance Group	831	42
Sandy Spring Bancorp	1,647	37
Saul Centers ‡	444	19
Seacoast Banking Corp of Florida *	2,990	6
SEI (E)	8,819	262
Select Income ‡	1,621	39
Selective Insurance Group	3,184	73
Senior Housing Properties Trust ‡	11,707	266
Sierra Bancorp	478	7
Signature Bank NY *	2,870	252
Silver Bay Realty Trust ‡	1,546	24
Simmons First National, Cl A	1,218	29
SL Green Realty ‡	5,640	492
Solar Capital	2,968	65
Solar Senior Capital	232	4
Southside Bancshares	1,078	27
Southwest Bancorp *	1,679	24
Sovran Self Storage ‡	1,693	112
Spirit Realty Capital ‡	22,866	199
St. Joe * (A)	3,820	74

Description	Shares	Market Value ($ Thousands)

STAG Industrial ‡	2,756	$55
StanCorp Financial Group (A)	2,410	126
Starwood Property Trust ‡	9,980	249
State Auto Financial	1,090	20
State Bank Financial	1,584	24
StellarOne	1,336	27
Stellus Capital Investment (A)	1,300	20
Sterling Bancorp, Cl N	1,889	24
Sterling Financial	2,190	53
Stewart Information Services	941	29
Stifel Financial * (A)	3,882	155
Strategic Hotels & Resorts ‡ *	10,188	83
Suffolk Bancorp *	600	10
Summit Hotel Properties ‡	4,829	46
Sun Bancorp *	1,661	6
Sun Communities ‡	1,921	83
Sunstone Hotel Investors ‡	8,880	107
Susquehanna Bancshares	10,923	138
SVB Financial Group *	2,782	230
SWS Group *	1,049	5
SY Bancorp	635	17
Symetra Financial	4,583	79
Synovus Financial	61,846	197
Tanger Factory Outlet Centers ‡	5,449	168
Taubman Centers ‡	3,787	255
Taylor Capital Group *	1,315	28
TCF Financial (A)	10,339	145
TCP Capital	2,000	31
TD Ameritrade Holding	13,773	354
Tejon Ranch *	647	19
Terreno Realty ‡	1,163	20
Territorial Bancorp	773	17
Texas Capital Bancshares *	2,223	98
TFS Financial *	5,443	59
THL Credit	1,997	31
Thomas Properties Group	1,219	7
TICC Capital (A)	2,584	25
Tompkins Financial	1,005	44
Tower Group International	3,516	50
TowneBank (A)	1,394	20
Triangle Capital	2,023	59
Trico Bancshares	909	19
Trustco Bank	4,626	27
Trustmark	3,739	93
Two Harbors Investment ‡	20,840	198
UDR ‡	14,779	334
UMB Financial	2,145	128
UMH Properties ‡	900	9
Umpqua Holdings	6,293	102
Union First Market Bankshares	1,681	36
United Bankshares (A)	2,876	80
United Community Banks *	2,074	30
United Community Financial *	4,200	17
United Financial Bancorp	1,102	17
United Fire Group	971	28
Universal Health Realty Income Trust ‡	516	21
Universal Insurance Holdings	2,900	21
Univest Corp of Pennsylvania	923	18
Urstadt Biddle Properties, Cl A ‡	1,156	23
Validus Holdings	6,226	215
Valley National Bancorp (A)	12,972	131

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

ViewPoint Financial Group	2,610	$52
Virginia Commerce Bancorp *	1,405	21
Virtus Investment Partners *	308	54
Waddell & Reed Financial, Cl A	5,102	243
Walker & Dunlop *	1,423	21
Walter Investment Management *	2,036	75
Washington ‡	4,413	107
Washington Banking	307	4
Washington Federal	5,736	120
Washington Trust Bancorp	1,170	35
Webster Financial	5,151	136
Weingarten Realty Investors ‡ (A)	7,268	209
WesBanco	1,465	42
West Bancorporation	585	7
Westamerica Bancorporation	1,555	73
Western Alliance Bancorp *	4,403	72
Western Asset Mortgage Capital ‡	949	15
Westfield Financial	872	6
Westwood Holdings Group	328	16
White Mountains Insurance Group	355	199
Whitestone, Cl B ‡	1,577	22
Wilshire Bancorp	3,163	26
Winthrop Realty Trust ‡	1,749	21
Wintrust Financial	2,049	81
WisdomTree Investments *	6,175	69
World Acceptance * (A)	576	49
WP Carey ‡ (A)	3,400	223
WR Berkley	6,424	264
WSFS Financial	443	26
Yadkin Financial *	1,500	22

		48,356

Health Care — 11.1%
Abaxis *	1,093	43
ABIOMED *	2,512	59
Acadia Healthcare *	2,187	84
ACADIA Pharmaceuticals *	4,300	86
Accretive Health *	2,633	25
Accuray *	3,863	26
AcelRx Pharmaceuticals *	2,300	23
Achillion Pharmaceuticals *	6,298	41
Acorda Therapeutics *	2,342	79
Aegerion Pharmaceuticals *	1,806	157
Affymetrix * (A)	5,960	33
Air Methods *	2,177	89
Akorn *	4,027	72
Albany Molecular Research *	2,000	22
Alere *	4,921	153
Align Technology *	4,413	192
Alkermes *	7,753	246
Allscripts Healthcare Solutions *	10,853	158
Almost Family *	309	6
Alnylam Pharmaceuticals *	3,589	186
AMAG Pharmaceuticals *	1,603	38
Amedisys *	1,671	27
AMN Healthcare Services *	2,009	27
Ampio Pharmaceuticals *	1,600	11
Amsurg, Cl A *	1,866	70
Anacor Pharmaceuticals *	2,800	28
Analogic	720	54
AngioDynamics *	2,070	23

Description	Shares	Market Value ($ Thousands)

Anika Therapeutics *	470	$11
Antares Pharma *	5,608	25
Arena Pharmaceuticals *	11,853	76
Ariad Pharmaceuticals *	11,124	207
Arqule *	2,366	7
Array BioPharma *	5,460	31
ArthroCare *	1,795	57
Astex Pharmaceuticals *	4,685	31
athenahealth * (A)	2,092	221
AtriCure *	720	6
Atrion	130	31
Auxilium Pharmaceuticals *	3,370	59
AVANIR Pharmaceuticals, Cl A * (A)	7,847	40
AVEO Pharmaceuticals *	2,378	5
BioDelivery Sciences International *	1,800	9
BioMarin Pharmaceutical *	8,146	533
Bio-Rad Laboratories, Cl A *	1,253	143
Bio-Reference Labs * (A)	1,147	33
BioScrip *	3,711	45
Brookdale Senior Living, Cl A *	6,046	151
Bruker *	6,532	131
Cadence Pharmaceuticals *	3,058	17
Cambrex *	1,760	24
Cantel Medical	2,277	59
Capital Senior Living *	1,312	27
Cardiovascular Systems *	925	19
Catamaran *	12,507	687
Celldex Therapeutics *	4,756	103
Centene *	3,159	181
Cepheid * (A)	4,269	153
Cerus * (A)	5,297	28
Charles River Laboratories International *	3,106	143
Chelsea Therapeutics International *	7,000	21
Chemed (A)	1,145	80
ChemoCentryx *	2,000	16
Chimerix *	900	14
Chindex International *	800	14
Clovis Oncology *	1,166	75
Community Health Systems *	5,795	227
Computer Programs & Systems	502	28
CONMED	1,808	56
Cooper	2,834	370
Coronado Biosciences * (A)	730	6
Corvel *	634	21
Covance *	3,318	269
Cross Country Healthcare *	1,079	6
CryoLife	1,045	6
Cubist Pharmaceuticals *	3,965	251
Curis *	4,264	19
Cyberonics *	1,546	79
Cynosure, Cl A *	939	22
Cytokinetics *	2,100	22
Cytori Therapeutics *	2,432	5
Dendreon * (A)	6,966	20
Depomed *	3,055	22
Derma Sciences *	483	7
DexCom *	3,924	106
Dyax *	4,982	22

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Dynavax Technologies *	9,390	$12
Emergent Biosolutions *	1,484	26
Emeritus *	2,551	56
Endo Health Solutions *	6,711	276
Endocyte *	2,270	33
Endologix *	4,095	65
Ensign Group	1,418	55
Enzon Pharmaceuticals *	1,506	3
Epizyme *	600	17
Exact Sciences *	4,854	56
Exactech *	339	6
ExamWorks Group *	1,445	34
Exelixis * (A)	12,700	64
Five Star Quality Care *	827	4
Fluidigm *	1,953	40
Furiex Pharmaceuticals *	542	21
Galena Biopharma * (A)	8,900	20
GenMark Diagnostics *	2,500	29
Genomic Health *	797	25
Gentiva Health Services *	1,679	19
Geron *	2,670	4
Globus Medical, Cl A *	3,500	62
Greatbatch *	1,430	49
Greenway Medical Technologies *	1,600	22
GTx * (A)	2,700	4
Haemonetics *	3,347	133
Halozyme Therapeutics * (A)	4,458	37
Hanger *	2,109	65
Harvard Bioscience *	1,037	5
HCA Holdings *	16,280	622
Health Management Associates, Cl A *	15,672	202
Health Net *	4,470	135
HealthSouth	5,341	168
HealthStream *	964	32
Healthways *	1,721	33
HeartWare International *	879	69
Henry Schein *	5,343	540
Hill-Rom Holdings	3,401	116
Hi-Tech Pharmacal *	601	26
HMS Holdings *	5,531	138
Hologic *	15,855	338
Hyperion Therapeutics * (A)	900	22
ICU Medical *	727	52
Idenix Pharmaceuticals * (A)	5,394	26
Idexx Laboratories * (A)	3,201	300
Illumina *	7,579	590
ImmunoGen * (A)	4,652	74
Immunomedics * (A)	2,657	16
Impax Laboratories *	3,888	79
Incyte *	6,071	206
Infinity Pharmaceuticals *	3,094	57
Insmed *	2,300	35
Insulet *	2,921	97
Integra LifeSciences Holdings *	1,452	59
Intercept Pharmaceuticals *	676	31
InterMune *	5,172	74
Invacare	1,589	24
IPC The Hospitalist *	1,000	51
Ironwood Pharmaceuticals, Cl A * (A)	4,854	57

Description	Shares	Market Value ($ Thousands)

Isis Pharmaceuticals *	6,794	$175
Jazz Pharmaceuticals *	3,234	284
Keryx Biopharmaceuticals *	3,794	32
Kindred Healthcare	3,865	57
KYTHERA Biopharmaceuticals *	900	24
Landauer	473	22
Lannett *	1,000	13
Lexicon Pharmaceuticals *	10,540	26
LHC Group *	784	18
LifePoint Hospitals *	3,096	140
Ligand Pharmaceuticals, Cl B *	1,328	64
Luminex *	1,955	40
Magellan Health Services *	1,540	87
MAKO Surgical *	2,028	30
Mallinckrodt *	3,400	148
MannKind * (A)	9,543	55
Masimo *	2,993	74
MedAssets *	3,539	79
Medicines *	4,157	131
Medidata Solutions *	1,647	147
Medivation *	4,504	255
MEDNAX *	2,978	290
Merge Healthcare * (A)	2,399	6
Meridian Bioscience	2,841	64
Merit Medical Systems *	2,075	27
Merrimack Pharmaceuticals * (A)	6,300	21
Mettler Toledo International * (A)	1,782	392
MiMedx Group *	5,900	36
Molina Healthcare *	1,936	65
Momenta Pharmaceuticals *	2,154	30
MWI Veterinary Supply *	692	105
Myriad Genetics * (A)	5,226	137
National Healthcare	494	23
National Research, Cl A *	312	5
Natus Medical *	2,558	34
Navidea Biopharmaceuticals * (A)	7,605	22
Nektar Therapeutics *	6,895	84
Neogen *	1,320	71
Neurocrine Biosciences *	4,600	67
NewLink Genetics *	1,316	23
Novavax *	6,953	22
NPS Pharmaceuticals *	6,364	160
NuVasive *	2,778	65
NxStage Medical *	3,847	47
Omnicare	6,296	342
Omnicell *	2,512	55
OncoGenex Pharmaceutical *	535	5
Onyx Pharmaceuticals * (A)	4,260	526
Opko Health * (A)	12,629	117
Optimer Pharmaceuticals * (A)	2,960	37
OraSure Technologies *	5,539	26
Orexigen Therapeutics * (A)	7,061	48
Orthofix International *	840	19
Osiris Therapeutics *	1,000	17
Owens & Minor (A)	4,139	141
Pacific Biosciences of California *	2,600	11
Pacira Pharmaceuticals *	1,845	67
PAREXEL International *	3,546	165
PDL BioPharma (A)	8,300	66
Peregrine Pharmaceuticals *	15,000	21
Pharmacyclics *	3,493	389

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

PharMerica *	2,050	$25
PhotoMedex *	265	4
Portola Pharmaceuticals *	900	20
Pozen *	1,028	5
Progenics Pharmaceuticals *	5,196	29
Prothena * (A)	1,300	26
Providence Service *	958	26
Puma Biotechnology *	1,400	71
QIAGEN *	14,548	292
Quality Systems	2,815	58
Questcor Pharmaceuticals	2,931	195
Quidel * (A)	1,312	35
Quintiles Transnational Holdings *	1,700	74
Raptor Pharmaceutical *	4,407	60
Repligen *	1,722	17
Repros Therapeutics *	942	20
ResMed (A)	8,399	397
Rigel Pharmaceuticals *	3,959	12
Rochester Medical *	419	5
Rockwell Medical * (A)	4,300	24
RTI Biologics *	1,118	4
Sagent Pharmaceuticals *	1,375	30
Salix Pharmaceuticals *	3,657	245
Sangamo Biosciences * (A)	2,570	25
Santarus *	3,289	74
Sarepta Therapeutics * (A)	2,000	68
Sciclone Pharmaceuticals *	3,201	17
Seattle Genetics *	6,300	267
Select Medical Holdings	1,965	17
Sequenom * (A)	5,717	17
Sirona Dental Systems *	3,322	215
Solta Medical *	2,684	6
Spectranetics *	2,524	40
Spectrum Pharmaceuticals *	2,979	23
Staar Surgical *	2,378	30
Stemline Therapeutics *	900	31
STERIS	3,598	147
Sunesis Pharmaceuticals *	1,135	5
SurModics *	644	13
Symmetry Medical *	1,188	9
Synageva BioPharma *	1,106	52
Synergy Pharmaceuticals * (A)	2,915	13
Synta Pharmaceuticals * (A)	2,254	13
Team Health Holdings *	3,908	150
TearLab * (A)	2,200	29
Techne	2,325	180
Teleflex	2,502	193
TESARO *	1,000	35
TherapeuticsMD *	7,200	15
Theravance *	5,009	180
Thoratec *	3,227	115
Threshold Pharmaceuticals *	895	4
Tornier *	2,108	40
Triple-S Management, Cl B *	1,166	22
Trius Therapeutics *	2,885	39
Unilife *	6,571	23
United Therapeutics *	2,864	203
Universal American *	2,216	16
Universal Health Services, Cl B	5,347	362
US Physical Therapy	626	17
Utah Medical Products	200	10

Description	Shares	Market Value ($ Thousands)

Vanda Pharmaceuticals *	2,600	$30
Vanguard Health Systems *	1,588	33
Vascular Solutions *	918	14
VCA Antech *	5,583	152
Verastem *	1,500	21
Vertex Pharmaceuticals *	14,042	1,055
Vical *	4,189	5
ViroPharma *	3,616	109
Vivus * (A)	5,677	71
Vocera Communications *	1,742	28
Volcano * (A)	3,549	76
Warner Chilcott, Cl A	15,173	325
WellCare Health Plans *	2,666	170
West Pharmaceutical Services *	2,165	160
Wright Medical Group *	2,859	69
XenoPort *	2,416	12
XOMA *	4,530	21
ZIOPHARM Oncology * (A)	1,273	4

		25,139

Industrials — 13.9%
AAON	1,867	44
AAR	2,729	68
ABM Industries	3,055	74
Acacia Research	2,949	65
ACCO Brands * (A)	8,229	54
Accuride *	955	5
Aceto	1,517	22
Actuant, Cl A	4,542	162
Acuity Brands	2,546	218
Advisory Board *	2,284	125
AECOM Technology *	6,212	181
Aegion, Cl A *	2,603	56
Aerovironment *	925	20
AGCO	5,723	324
Air Lease, Cl A	4,631	119
Air Transport Services Group *	2,936	19
Aircastle	4,257	69
Alamo Group	335	15
Alaska Air Group	4,161	236
Albany International, Cl A	1,798	58
Allegiant Travel, Cl A *	850	80
Alliant Techsystems	1,844	178
Altra Holdings	2,089	52
AMERCO *	400	65
Ameresco, Cl A *	779	7
American Railcar Industries (A)	477	17
American Science & Engineering	455	26
American Woodmark *	484	17
Ametek	14,795	635
Ampco-Pittsburgh	333	5
AO Smith	4,658	196
Apogee Enterprises	1,711	48
Applied Industrial Technologies	2,761	131
ARC Document Solutions *	4,300	18
Argan *	379	7
Arkansas Best	1,390	35
Armstrong World Industries *	1,677	81
Astec Industries	963	33
Astronics *	629	29
AT Cross, Cl A *	600	13
Atlas Air Worldwide Holdings *	1,569	72

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Avis Budget Group *	6,560	$176
AZZ	1,496	56
Babcock & Wilcox	6,724	208
Barnes Group	3,052	95
Barrett Business Services	434	28
BE Aerospace *	5,830	398
Beacon Roofing Supply *	2,870	104
Blount International *	2,285	27
Brady, Cl A	2,827	93
Briggs & Stratton (A)	3,249	62
Brink’s	2,706	70
Builders FirstSource *	2,470	14
CAI International *	1,272	28
Capstone Turbine * (A)	16,835	19
Carlisle	3,977	265
Casella Waste Systems, Cl A *	1,391	7
CBIZ *	3,745	26
CDI	269	4
Ceco Environmental	1,900	25
Celadon Group	1,075	20
Chart Industries *	1,872	214
Chicago Bridge & Iron	5,892	353
CIRCOR International	1,215	70
CLARCOR	3,123	167
Clean Harbors *	3,776	215
CNH Global *	1,594	73
Coleman Cable	800	15
Colfax *	5,189	270
Columbus McKinnon *	1,165	25
Comfort Systems USA	2,491	38
Commercial Vehicle Group *	492	3
Consolidated Graphics *	444	24
Con-way	3,668	153
Copa Holdings, Cl A	2,028	265
Copart *	7,050	224
Corporate Executive Board	1,861	121
Courier	700	11
Covanta Holding	5,858	124
CRA International *	205	4
Crane	3,029	174
Cubic	1,289	65
Curtiss-Wright	2,578	108
Delta Air Lines	51,745	1,021
Deluxe	3,354	132
DigitalGlobe *	4,332	131
Donaldson	8,646	305
Douglas Dynamics	1,222	17
Ducommun *	1,000	26
DXP Enterprises *	662	45
Dycom Industries *	2,307	59
Dynamic Materials	1,365	30
Echo Global Logistics *	786	17
EMCOR Group	4,187	157
Encore Wire	1,403	53
Energy Recovery *	887	5
EnerNOC *	2,360	34
EnerSys	2,983	153
Engility Holdings *	910	31
Ennis	1,388	25
EnPro Industries * (A)	1,268	72
ESCO Technologies	1,777	54
Esterline Technologies *	1,990	152

Description	Shares	Market Value ($ Thousands)

Exelis	11,528	$170
ExOne *	400	27
Exponent	643	42
Federal Signal *	3,047	36
Flow International *	1,744	6
Fortune Brands Home & Security	9,673	356
Forward Air	1,718	63
Franklin Covey *	491	8
Franklin Electric	2,581	93
FreightCar America	233	4
FTI Consulting *	2,368	79
FuelCell Energy * (A)	5,961	7
Furmanite *	3,137	28
G&K Services, Cl A	1,239	64
GATX	3,052	138
GenCorp * (A)	3,879	58
Generac Holdings *	3,045	121
General Cable	2,737	84
Genesee & Wyoming, Cl A *	2,574	223
Gibraltar Industries *	1,460	19
Global Power Equipment Group	930	17
Gorman-Rupp	782	27
GP Strategies *	782	20
Graco	3,635	253
GrafTech International *	8,217	64
Graham	796	27
Granite Construction	2,311	65
Great Lakes Dredge & Dock	4,080	27
Greenbrier *	1,123	25
Griffon	2,137	24
H&E Equipment Services *	2,225	54
Hardinge	463	7
Harsco	4,428	104
Hawaiian Holdings *	2,880	20
Healthcare Services Group	3,739	91
Heartland Express	2,172	30
Heico	3,185	199
Heidrick & Struggles International	1,352	20
Herman Miller	3,243	83
Hertz Global Holdings *	21,114	507
Hexcel *	5,998	213
HNI	2,549	85
Houston Wire & Cable	355	4
Hub Group, Cl A *	2,062	77
Hubbell, Cl B	3,489	354
Huntington Ingalls Industries	3,059	194
Hurco	235	6
Huron Consulting Group *	1,511	72
Hyster-Yale Materials Handling	502	38
ICF International *	968	32
IDEX	4,841	287
IHS, Cl A *	3,899	418
II-VI *	3,543	68
InnerWorkings *	3,487	36
Insperity	1,712	55
Insteel Industries	941	15
Interface, Cl A	3,745	66
ITT	5,663	186
JB Hunt Transport Services	5,349	385
JetBlue Airways *	13,181	81

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

John Bean Technologies	1,331	$29
Kadant	625	19
Kaman	1,773	62
KAR Auction Services	4,429	118
Kaydon	2,277	65
KBR	9,145	273
Kelly Services, Cl A	1,295	24
Kennametal	4,714	200
KEYW Holding *	1,268	15
Kforce *	2,237	36
Kirby *	3,326	268
Knight Transportation	3,737	61
Knoll	3,463	53
Korn/Ferry International *	3,358	59
Kratos Defense & Security Solutions *	1,516	13
Landstar System	2,944	161
Layne Christensen *	969	18
LB Foster, Cl A	471	20
Lennox International	3,129	215
Lincoln Electric Holdings	4,933	308
Lindsay Manufacturing (A)	727	55
LMI Aerospace *	181	2
LSI Industries	2,000	13
Lydall *	1,632	25
Manitowoc (A)	8,150	163
Manpowergroup	4,556	295
Marten Transport	1,195	21
MasTec * (A)	3,762	120
Matson	2,552	68
McGrath RentCorp	1,748	58
Meritor *	4,895	36
Michael Baker	773	31
Middleby *	1,175	218
Miller Industries	411	7
Mine Safety Appliances	1,544	74
Mistras Group *	897	16
Mobile Mini *	2,183	66
Moog, Cl A *	2,824	143
MRC Global *	4,812	126
MSC Industrial Direct, Cl A	2,703	205
Mueller Industries	1,654	89
Mueller Water Products, Cl A	10,012	76
Multi-Color	757	24
MYR Group *	979	21
NACCO Industries, Cl A	305	17
National Presto Industries	191	13
Navigant Consulting *	2,341	32
Navistar International *	3,691	127
NCI Building Systems *	948	11
NN	687	9
Nordson	4,012	267
Nortek *	642	43
Northwest Pipe *	586	17
Odyssey Marine Exploration * (A)	6,525	19
Old Dominion Freight Line *	4,290	186
On Assignment *	2,569	78
Orbital Sciences *	3,558	62
Orion Marine Group *	1,874	18
Oshkosh Truck *	5,417	243
Owens Corning *	7,060	264
Pacer International *	1,424	9

Description	Shares	Market Value ($ Thousands)

Park-Ohio Holdings *	318	$11
Patrick Industries *	400	11
Patriot Transportation Holding *	238	7
Pendrell *	8,751	17
Performant Financial *	2,000	22
PGT *	1,300	13
Pike Electric *	938	10
Ply Gem Holdings *	1,300	20
Polypore International * (A)	2,560	109
Powell Industries *	664	35
PowerSecure International *	1,600	25
Preformed Line Products	90	6
Primoris Services	2,447	55
Proto Labs * (A)	1,099	78
Quad, Cl A	1,862	58
Quality Distribution *	810	7
Quanex Building Products	1,765	29
Raven Industries	2,155	63
RBC Bearings *	1,395	83
Regal-Beloit	2,525	161
Republic Airways Holdings *	2,296	26
Resources Connection	1,981	24
Rexnord *	1,326	25
Roadrunner Transportation Systems *	772	21
Rollins	3,575	88
RPX *	2,310	36
RR Donnelley & Sons (A)	10,972	183
Rush Enterprises, Cl A *	2,299	58
Saia *	1,492	45
Schawk, Cl A	1,500	19
Simpson Manufacturing (A)	2,343	73
SkyWest	2,322	30
SolarCity * (A)	1,431	45
Sparton *	1,100	21
Spirit Aerosystems Holdings, Cl A *	7,275	164
Spirit Airlines *	3,547	111
SPX	2,794	207
Standard Parking *	798	18
Standex International	929	50
Steelcase, Cl A	5,157	75
Sterling Construction *	591	6
Sun Hydraulics	977	30
Swift Transporation, Cl A *	4,609	83
Swisher Hygiene * (A)	4,332	4
TAL International Group (A)	2,284	98
Taser International *	2,669	31
Team *	1,357	53
Tecumseh Products, Cl A *	1,900	18
Teledyne Technologies *	2,237	173
Tennant	1,238	64
Terex *	6,770	196
Tetra Tech *	3,542	81
Textainer Group Holdings (A)	1,353	47
Thermon Group Holdings *	1,882	39
Timken	5,109	286
Titan International (A)	3,172	52
Titan Machinery * (A)	812	14
TMS International, Cl A	472	8
Toro	3,700	195
Towers Watson, Cl A	3,933	324

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

TransDigm Group *	3,105	$425
Trex *	1,070	47
Trimas *	2,376	84
Trinity Industries	4,871	206
Triumph Group	3,196	230
TrueBlue *	2,728	66
Tutor Perini *	1,651	32
Twin Disc	170	4
UniFirst	840	81
United Continental Holdings *	21,652	616
United Rentals * (A)	5,547	304
United Stationers	2,337	93
Universal Forest Products	1,355	51
URS	4,571	226
US Airways Group * (A)	11,523	186
US Ecology	1,240	35
USG * (A)	4,982	116
UTi Worldwide	5,895	97
Valmont Industries	1,714	231
Verisk Analytics, Cl A *	8,872	552
Viad	971	22
VSE	500	23
Wabash National *	3,141	33
WABCO Holdings *	3,610	282
Wabtec	5,706	334
WageWorks *	1,571	66
Waste Connections (A)	7,303	309
Watsco	1,559	140
Watts Water Technologies, Cl A	1,656	86
Werner Enterprises	2,590	60
Wesco Aircraft Holdings *	2,746	53
WESCO International * (A)	2,666	197
West	1,600	35
Woodward Governor	4,242	164
XPO Logistics *	2,237	51
YRC Worldwide *	800	14

		31,477

Information Technology — 16.5%
3D Systems * (A)	6,147	316
Accelrys *	2,620	24
ACI Worldwide *	2,204	107
Active Network *	4,242	42
Activision Blizzard	25,106	410
Actuate *	2,744	19
Acxiom *	4,274	106
ADTRAN	3,597	87
Advanced Energy Industries *	1,819	33
Advent Software *	1,868	50
Aeroflex Holding *	729	5
Agilysys *	900	10
Alliance Data Systems *	2,889	565
Alliance Fiber Optic Products	300	11
Alpha & Omega Semiconductor *	1,100	8
Ambarella *	1,600	23
Amdocs	9,468	349
American Software, Cl A	472	4
Amkor Technology *	4,013	16
ANADIGICS *	2,864	5
Anaren *	757	19
Angie’s List *	2,648	56
Anixter International *	1,541	129

Description	Shares	Market Value ($ Thousands)

Ansys *	5,517	$463
AOL *	4,765	157
Applied Micro Circuits *	5,398	58
ARRIS Group *	7,670	120
Arrow Electronics *	6,225	289
Aruba Networks *	7,439	124
Aspen Technology *	5,667	189
Atmel *	26,482	192
ATMI *	2,378	58
Avago Technologies, Cl A	14,968	576
AVG Technologies *	1,800	39
Aviat Networks *	1,216	3
Avid Technology *	597	3
Avnet	8,099	312
AVX	2,278	29
Axcelis Technologies *	7,300	14
Badger Meter	662	30
Bankrate *	3,449	59
Bazaarvoice *	3,600	39
Bel Fuse, Cl B	388	7
Belden	2,823	160
Benchmark Electronics *	3,630	80
Black Box	1,009	27
Blackbaud	2,555	92
Blackhawk Network Holdings, Cl A *	1,000	25
Blucora *	2,929	59
Booz Allen Hamilton Holding, Cl A	2,365	48
Bottomline Technologies *	2,571	70
Brightcove *	2,600	24
Broadridge Financial Solutions	7,397	220
BroadSoft * (A)	1,994	64
Brocade Communications Systems *	27,947	207
Brooks Automation	3,003	26
Cabot Microelectronics *	1,624	59
CACI International, Cl A * (A)	1,232	83
Cadence Design Systems * (A)	17,347	234
CalAmp *	1,856	30
Calix *	2,145	28
Callidus Software *	1,356	10
Carbonite *	1,400	22
Cardtronics *	2,585	90
Cass Information Systems	490	26
Cavium *	3,331	126
Ceva *	1,338	24
ChannelAdvisor *	400	12
Checkpoint Systems *	1,945	29
CIBER *	3,887	14
Ciena * (A)	6,586	131
Cirrus Logic *	3,795	85
Cognex	2,779	158
Coherent *	1,353	76
Cohu	2,077	21
CommVault Systems *	2,784	233
Computer Task Group	792	14
Compuware	13,760	147
comScore *	2,447	70
Comtech Telecommunications	832	20
Comverse *	1,000	30
Concur Technologies *	2,811	275

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Constant Contact *	1,566	$30
Convergys	5,987	106
CoreLogic *	5,983	154
Cornerstone OnDemand *	2,399	124
CoStar Group *	1,663	247
Cray *	2,770	68
Cree *	6,923	384
CSG Systems International	2,417	57
CTS	2,045	28
Cypress Semiconductor	7,895	89
Daktronics	2,080	22
Datalink *	597	8
Dealertrack Technologies *	2,400	95
Demand Media *	1,687	11
Demandware *	1,045	44
Dice Holdings *	2,190	18
Diebold	4,233	120
Digi International *	501	5
Digimarc	276	5
Digital River *	1,777	31
Diodes *	2,442	61
Dolby Laboratories, Cl A * (A)	2,604	82
DSP Group *	862	5
DST Systems	2,050	146
DTS *	1,044	21
E2open *	1,300	26
EarthLink	5,033	25
Ebix	1,425	16
EchoStar, Cl A *	2,203	89
Electro Rent	1,059	18
Electro Scientific Industries	2,445	27
Electronics for Imaging *	2,728	80
Ellie Mae *	1,863	54
Emulex *	4,088	29
Entegris *	7,808	73
Entropic Communications *	5,249	22
Envestnet *	1,195	33
EPAM Systems *	1,500	48
EPIQ Systems	1,590	19
ePlus *	144	7
Equinix *	2,898	503
Euronet Worldwide *	2,888	99
EVERTEC	2,000	48
Exar *	1,892	23
ExlService Holdings *	2,023	55
Extreme Networks *	5,087	19
Fabrinet *	1,215	17
Facebook, Cl A *	101,969	4,209
FactSet Research Systems (A)	2,586	265
Fair Isaac	2,291	115
Fairchild Semiconductor International, Cl A *	7,009	86
FARO Technologies *	1,108	41
FEI	2,652	208
Finisar *	5,354	110
FleetCor Technologies *	3,973	410
FleetMatics Group *	778	38
FormFactor *	3,767	23
Forrester Research	664	22
Fortinet *	8,299	164
Freescale Semiconductor *	3,807	55
Fusion-io * (A)	4,102	44

Description	Shares	Market Value ($ Thousands)

Gartner *	5,637	$327
Genpact *	10,650	205
Global Cash Access Holdings *	3,316	26
Global Eagle Entertainment *	2,100	19
Global Payments	4,628	221
Globecomm Systems *	1,244	17
Glu Mobile * (A)	3,700	9
GSI Group *	1,762	15
GT Advanced Technologies * (A)	6,229	40
Guidance Software *	594	5
Guidewire Software *	2,469	113
Harmonic *	4,894	35
Heartland Payment Systems (A)	2,011	74
Higher One Holdings *	1,534	11
Hittite Microwave *	1,717	105
IAC	4,621	227
iGATE *	2,486	58
Immersion *	1,567	20
Imperva *	1,283	61
Infinera * (A)	6,684	62
Infoblox *	3,003	105
Informatica * (A)	6,485	232
Ingram Micro, Cl A *	9,146	202
Inphi *	2,262	29
Insight Enterprises *	3,098	59
Integrated Device Technology *	8,345	73
Integrated Silicon Solution *	1,905	20
Interactive Intelligence Group *	1,068	63
InterDigital	2,230	79
Intermec *	2,795	28
Internap Network Services *	2,584	19
International Rectifier *	3,906	93
Intersil, Cl A	8,172	85
IntraLinks Holdings *	3,326	26
InvenSense, Cl A * (A)	3,677	66
IPG Photonics * (A)	2,120	114
Itron *	2,211	83
Ixia *	3,558	52
IXYS	1,980	18
j2 Global (A)	2,657	131
Jack Henry & Associates	5,119	255
Jive Software *	2,634	33
Kemet *	2,462	10
Kopin *	1,323	4
KVH Industries *	297	4
Lattice Semiconductor *	5,462	26
Lender Processing Services	5,312	169
Lexmark International, Cl A	3,980	136
LinkedIn, Cl A *	5,406	1,298
Lionbridge Technologies *	1,118	4
Liquidity Services * (A)	1,222	36
Littelfuse	1,203	89
LivePerson *	2,491	23
LogMeIn *	1,113	33
LTX-Credence *	2,741	11
Manhattan Associates *	1,170	102
ManTech International, Cl A (A)	1,522	43
Marketo *	700	25
Marvell Technology Group	23,402	283
Maxim Integrated Products	17,804	496
MAXIMUS	4,316	162
MaxLinear, Cl A *	2,300	19

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Maxwell Technologies *	2,864	$25
Measurement Specialties *	1,177	56
Mentor Graphics	6,240	138
Mercury Systems *	2,123	19
Methode Electronics	2,484	59
Micrel	2,393	22
Micros Systems * (A)	4,771	233
Microsemi *	5,714	147
MicroStrategy, Cl A *	553	51
Millennial Media *	3,000	20
Mindspeed Technologies * (A)	1,400	4
MKS Instruments	2,923	73
Model N *	900	13
MoneyGram International *	1,105	22
Monolithic Power Systems *	2,351	72
Monotype Imaging Holdings	2,460	63
Monster Worldwide *	5,608	25
MoSys *	2,200	8
Move *	1,935	28
MTS Systems	989	60
Nanometrics *	1,244	18
National Instruments	5,867	163
NCR *	9,683	345
Neonode *	2,700	18
NeoPhotonics *	2,200	14
NETGEAR *	2,192	63
Netscout Systems *	2,458	61
NetSuite *	2,003	199
NeuStar, Cl A *	3,932	199
Newport *	1,795	28
NIC *	3,922	87
Nuance Communications * (A)	15,881	303
Numerex, Cl A *	477	5
NVE *	94	5
OmniVision Technologies *	3,442	53
ON Semiconductor *	27,100	196
OpenTable * (A)	1,226	91
Oplink Communications *	1,066	20
OSI Systems *	1,168	85
Palo Alto Networks *	2,033	98
Pandora Media *	7,471	138
Park Electrochemical	982	26
Parkervision *	4,352	14
PC Connection *	831	12
PDF Solutions *	1,453	29
Pegasystems	818	30
Peregrine Semiconductor *	2,300	25
Perficient *	1,900	31
Pericom Semiconductor *	911	6
Photronics *	3,129	23
Plantronics	2,769	120
Plexus *	2,128	70
PLX Technology *	889	5
PMC - Sierra *	12,054	75
Polycom *	9,747	97
Power Integrations	1,889	98
PRGX Global *	936	6
Procera Networks *	1,381	18
Progress Software *	3,258	80
Proofpoint *	1,600	46
PROS Holdings *	1,299	43
PTC *	7,290	190

Description	Shares	Market Value ($ Thousands)

QLIK Technologies *	5,325	$175
QLogic *	6,022	64
Qualys *	1,400	28
Quantum * (A)	12,478	18
QuinStreet *	1,186	10
Rackspace Hosting *	6,877	308
Rally Software Development *	800	21
Rambus *	7,510	61
RealD *	1,964	16
RealNetworks *	844	6
RealPage * (A)	3,046	63
Responsys *	1,990	29
RF Micro Devices *	15,547	77
Richardson Electronics	515	6
Riverbed Technology *	10,250	158
Rofin-Sinar Technologies *	1,315	30
Rogers *	1,093	61
Rosetta Stone *	700	11
Rovi *	6,734	121
Rubicon Technology *	1,000	12
Ruckus Wireless *	3,017	41
Rudolph Technologies *	1,707	18
Sanmina *	4,866	79
Sapient *	6,854	102
ScanSource *	1,796	56
SciQuest *	1,338	28
Seachange International *	1,543	15
Semtech *	4,175	124
ServiceNow *	4,969	233
ServiceSource International *	4,446	54
ShoreTel *	5,870	29
Shutterstock *	597	30
Sigma Designs *	1,313	6
Silicon Graphics International *	1,590	23
Silicon Image *	4,561	25
Silicon Laboratories *	2,382	92
Skyworks Solutions *	11,365	288
SolarWinds *	3,860	141
Solera Holdings	4,127	213
Sonus Networks *	10,101	35
Sourcefire *	1,978	149
Spansion, Cl A *	2,282	24
Splunk *	6,184	341
SPS Commerce *	829	52
SS&C Technologies Holdings *	3,409	121
Stamps.com *	655	27
STEC *	1,327	9
Stratasys * (A)	1,969	211
SunEdison *	12,909	95
SunPower, Cl A * (A)	2,036	44
Super Micro Computer *	1,651	21
Supertex *	203	5
support.com *	4,681	24
Sykes Enterprises *	1,811	31
Symmetricom *	833	4
Synaptics *	1,887	73
Synchronoss Technologies *	1,897	65
SYNNEX *	1,670	79
Synopsys *	9,252	335
Syntel *	977	70
Tableau Software, Cl A *	700	51
Take-Two Interactive Software *	4,539	83

17	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Tangoe * (A)	1,555	$32
Tech Data *	2,065	102
TeleTech Holdings *	1,427	35
Tellabs	16,613	37
Tessera Technologies	3,330	61
TIBCO Software *	9,848	222
TiVo *	6,886	80
Travelzoo *	287	8
Trimble Navigation *	15,020	379
TriQuint Semiconductor * (A)	10,239	77
Trulia *	1,678	70
TTM Technologies *	2,787	27
Tyler Technologies *	1,987	147
Ubiquiti Networks *	600	21
Ultimate Software Group *	1,735	243
Ultra Clean Holdings *	1,052	7
Ultratech *	1,668	47
Uni-Pixel *	1,200	23
Unisys *	2,983	75
United Online	4,262	33
Universal Display *	2,308	80
Unwired Planet *	3,218	6
Valueclick *	4,094	87
Vantiv, Cl A *	5,008	132
Vasco Data Security International *	554	4
Veeco Instruments *	2,201	77
VeriFone Holdings *	6,929	137
Verint Systems *	3,050	101
ViaSat *	2,256	144
VirnetX Holding * (A)	2,942	57
Virtusa *	949	25
Vishay Intertechnology * (A)	7,217	88
Vishay Precision Group *	464	7
VistaPrint * (A)	1,899	101
VMware, Cl A *	5,017	422
Vocus *	398	4
Volterra Semiconductor *	1,475	34
Vringo * (A)	6,600	21
Web.com Group *	2,639	74
WebMD Health, Cl A * (A)	1,893	59
WEX *	2,376	190
Workday, Cl A *	2,089	152
XO Group *	1,415	17
Xoom *	670	18
Yelp, Cl A *	1,998	104
Zebra Technologies, Cl A *	3,264	149
Zillow, Cl A *	1,537	148
Zix *	6,113	26
Zygo *	1,420	20
Zynga, Cl A * (A)	34,474	98

		37,373

Materials — 5.0%
A. Schulman	2,129	57
Advanced Emissions Solutions *	677	26
AEP Industries *	180	14
AK Steel Holding *	6,900	23
Albemarle	5,043	315
Allied Nevada Gold *	6,378	30
AM Castle *	923	15
AMCOL International	1,856	61

Description	Shares	Market Value ($ Thousands)

American Pacific *	600	$29
American Vanguard	2,099	53
Aptargroup	3,966	233
Arabian American Development *	817	6
Ashland	4,608	402
Axiall	4,225	169
Balchem	1,688	81
Berry Plastics Group *	3,438	79
Boise *	7,006	60
Boise Cascade *	670	16
Cabot	4,032	161
Calgon Carbon *	3,718	64
Carpenter Technology	2,901	156
Celanese, Cl A	9,392	463
Century Aluminum *	2,659	21
Chase	800	24
Chemtura *	6,329	139
Clearwater Paper *	1,551	74
Coeur Mining *	5,761	83
Commercial Metals	6,341	94
Compass Minerals International	2,040	150
Crown Holdings *	8,435	367
Cytec Industries *	2,417	181
Deltic Timber	496	30
Domtar	1,825	120
Eagle Materials	2,983	191
Ferro *	4,105	30
Flotek Industries *	3,396	67
FutureFuel	1,576	25
General Moly *	1,340	2
Glatfelter	2,571	66
Globe Specialty Metals	4,602	59
Gold Resource (A)	1,558	13
Graphic Packaging Holding *	12,517	104
Greif, Cl A	1,719	93
H.B. Fuller	2,733	102
Hawkins	473	18
Haynes International	523	23
Headwaters *	3,320	28
Hecla Mining (A)	19,356	66
Horsehead Holding *	2,209	26
Huntsman	11,624	203
Innophos Holdings	1,389	68
Innospec *	1,513	62
Intrepid Potash * (A)	3,460	43
Kaiser Aluminum	1,154	80
KapStone Paper and Packaging *	2,321	98
KMG Chemicals	309	7
Koppers Holdings	1,273	49
Kraton Performance Polymers *	1,480	27
Kronos Worldwide (A)	1,084	16
Landec *	1,493	20
Louisiana-Pacific *	8,842	132
LSB Industries *	839	25
Martin Marietta Materials	2,901	279
Materion	974	29
Midway Gold * (A)	5,336	5
Minerals Technologies	2,024	90
Molycorp * (A)	8,647	53
Myers Industries	1,718	32
Neenah Paper	793	29
NewMarket	597	164

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Olin	5,316	$123
Olympic Steel	327	9
OM Group *	2,283	65
OMNOVA Solutions *	2,467	19
Packaging Corp of America	5,849	310
Paramount Gold and Silver * (A)	2,528	4
PolyOne	6,232	168
Quaker Chemical	634	42
Reliance Steel & Aluminum	4,638	309
Resolute Forest Products *	4,692	59
Rock Tenn, Cl A	4,235	471
Rockwood Holdings	4,705	301
Royal Gold	3,902	226
RPM International	8,188	278
RTI International Metals *	2,043	63
Schnitzer Steel Industries, Cl A	1,156	29
Schweitzer-Mauduit International	1,738	100
Scotts Miracle-Gro, Cl A (A)	2,759	145
Sensient Technologies	2,735	113
Silgan Holdings	2,412	114
Sonoco Products	6,121	228
Southern Copper	9,429	259
Steel Dynamics	13,337	204
Stepan	1,225	69
Stillwater Mining *	6,580	75
SunCoke Energy *	4,146	65
Tahoe Resources *	4,788	86
Taminco *	1,300	26
Texas Industries *	1,223	72
Tredegar	1,141	26
Universal Stainless & Alloy Products *	134	4
US Concrete *	1,300	25
US Silica Holdings	1,626	38
Valspar	5,226	325
Walter Industries	3,726	48
Wausau Paper	2,219	24
Westlake Chemical	1,255	127
Worthington Industries	2,902	97
WR Grace *	4,524	364
Zep	1,221	17
Zoltek *	1,636	23

		11,370

Telecommunication Services — 1.1%
8x8 *	3,514	32
Atlantic Telegraph-Network	667	32
Cbeyond *	541	4
Cincinnati Bell *	9,086	27
Cogent Communications Group	2,704	84
Consolidated Communications Holdings	1,826	30
Fairpoint Communications *	770	7
General Communication, Cl A *	1,903	17
Hawaiian Telcom Holdco *	905	22
IDT, Cl B *	603	10
inContact *	2,028	16
Inteliquent	3,153	25
Intelsat *	1,700	39
Iridium Communications * (A)	2,646	18
Leap Wireless International *	2,932	45
Level 3 Communications *	9,792	219

Description	Shares	Market Value ($ Thousands)
Lumos Networks	571	$9
magicJack VocalTec *	536	8
NII Holdings * (A)	10,876	65
NTELOS Holdings	1,498	25
ORBCOMM *	1,386	7
Premiere Global Services *	2,318	22
Primus Telecommunications Group *	800	3
SBA Communications, Cl A *	7,719	579
Shenandoah Telecommunications	1,352	23
Sprint *	50,490	339
Straight Path Communications *	301	2
Telephone & Data Systems	6,055	168
T-Mobile US *	10,505	245
Towerstream *	6,900	15
tw telecom, Cl A *	9,331	267
US Cellular *	652	28
USA Mobility	1,232	17
Vonage Holdings *	7,720	24

		2,473

Utilities — 3.2%
ALLETE	2,470	117
Alliant Energy	6,518	323
American States Water	1,237	65
American Water Works	10,418	424
Aqua America	7,950	241
Artesian Resources, Cl A	284	6
Atlantic Power	5,621	22
Atmos Energy	5,382	217
Avista	3,252	85
Black Hills	2,902	139
California Water Service Group	3,241	65
Calpine *	23,072	446
Chesapeake Utilities	477	25
Cleco	3,722	168
Connecticut Water Service	606	19
Consolidated Water	1,000	13
Delta Natural Gas	500	10
Dynegy * (A)	5,800	113
El Paso Electric	2,236	77
Empire District Electric	2,756	58
Genie Energy, Cl B *	1,000	9
Great Plains Energy	9,723	213
Hawaiian Electric Industries	6,058	152
IDACORP	3,124	150
ITC Holdings	3,225	287
Laclede Group	1,803	80
MDU Resources Group	11,432	305
MGE Energy	1,443	75
Middlesex Water	901	18
National Fuel Gas	4,388	287
New Jersey Resources	2,747	118
Northwest Natural Gas	1,576	65
NorthWestern	2,046	82
NV Energy	14,262	335
OGE Energy	11,676	411
Ormat Technologies	1,034	26
Otter Tail	2,146	56
Piedmont Natural Gas	4,592	148
PNM Resources	4,417	97

19	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Portland General Electric	4,900	$141
Questar	10,508	230
SJW	864	23
South Jersey Industries	1,798	104
Southwest Gas	3,041	142
UGI	6,764	265
UIL Holdings	2,750	104
Unitil	458	13
UNS Energy	2,716	124
Vectren	5,043	164
Westar Energy	7,570	236
WGL Holdings	3,261	136
York Water	752	15

		7,244

Total Common Stock (Cost $208,269) ($ Thousands)		220,610

	Number Of Rights

RIGHTS — 0.0%
Biglari Holdings, Expires 09/19/2013 *	82	3
Unwired Planet, Expires 09/11/2013 *	3,218	—

Total Rights (Cost $—) ($ Thousands)		3

	Number Of Warrants

WARRANTS — 0.0%
Tejon Ranch, Expires 08/31/2016 *	96	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 9.1%
SEI Liquidity Fund, L.P.
0.080% ** † (B)	20,548,794	20,549

Total Affiliated Partnership (Cost $20,549) ($ Thousands)		20,549

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	4,944,398	4,944

Total Cash Equivalent (Cost $4,944) ($ Thousands)		4,944

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.030%, 11/07/2013	$155	$155
0.003%, 09/12/2013	135	135

Total U.S. Treasury Obligations (Cost $290) ($ Thousands)		290

Total Investments — 108.9% (Cost $234,052) ($ Thousands) ††		$246,396

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	19	Sep-2013	$16
S&P Mid 400 Index E-MINI	30	Sep-2013	(17)

			$(1)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $226,302 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $234,052 ($ Thousands), and the unrealized appreciation and depreciation were $20,263 ($ Thousands) and $(7,919) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $19,716 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2013 was $20,549 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

(E)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Cl — Class

L.P. — Limited Partnership

NY — New York

S&P — Standard & Poor’s

Ser — Series

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2013

The following is a list of the inputs used as of August 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$220,610	$—	$—	$220,610
Rights	3	—	—	3
Warrants	—	—	—	—
Affiliated Partnership	—	20,549	—	20,549
Cash Equivalent	4,944	—	—	4,944
U.S. Treasury Obligations	—	290	—	290

Total Investments in Securities	$225,557	$20,839	$—	$246,396

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$16	$—	$—	$16
Unrealized Depreciation	(17)	—	—	(17)

Total Other Financial Instruments	$(1)	$—	$—	$(1)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

21	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 13.2%
AFC Enterprises *	3,000	$123
American Eagle Outfitters	38,894	563
ANN	21,709	753
Arctic Cat	35,018	1,880
Ascent Capital Group, Cl A	6,264	462
Beazer Homes USA * (A)	39,883	676
Belo, Cl A	53,579	758
Big 5 Sporting Goods	24,100	403
Big Lots	38,960	1,380
Biglari Holdings *	2,286	954
BJ’s Restaurants (A)	16,234	507
Blue Nile *	13,131	475
Bob Evans Farms	8,600	422
Body Central	38,040	230
Boyd Gaming *	5,200	63
Bravo Brio Restaurant Group	30,000	449
Bright Horizons Family Solutions *	26,542	966
Brown Shoe	35,500	796
Brunswick	36,759	1,336
Cabela’s	15,765	1,033
Callaway Golf (A)	54,576	378
Capella Education	16,960	922
Career Education	160,500	420
Carmike Cinemas *	6,300	110
Carter’s	25,907	1,908
Cato, Cl A	34,800	876
CEC Entertainment	10,500	425
Children’s Place Retail Stores *	9,275	493
Columbia Sportswear	4,443	252
Conn’s * (A)	27,398	1,825
Cooper Tire & Rubber	5,300	169
Core-Mark Holding	14,628	923
Corinthian Colleges * (A)	87,900	194
Crocs	4,100	55
CSS Industries	10,800	236
CST Brands * (A)	6,200	183
Dana Holdings	46,830	982
Denny’s	22,600	127
Destination Maternity	11,000	305
Destination XL Group *	64,300	389
Dex Media * (A)	7,500	70
Dick’s Sporting Goods (A)	9,920	460
Dorman Products (A)	19,569	983
DreamWorks Animation SKG, Cl A (A)	37,700	1,067
Drew Industries	2,600	109
Entravision Communications, Cl A	49,200	257
Ethan Allen Interiors (A)	14,346	374
EW Scripps, Cl A *	12,300	187
Express *	33,003	693
Federal Mogul, Cl A	7,300	111
Five Below (A)	29,431	1,082
Francesca’s Holdings (A)	58,632	1,414
Fred’s, Cl A (A)	35,200	550
Fuel Systems Solutions *	6,500	124
GameStop, Cl A (A)	24,774	1,244

Description	Shares	Market Value ($ Thousands)

Genesco *	6,600	$407
G-III Apparel Group *	4,500	206
Gordmans Stores *	45,104	623
Grand Canyon Education *	21,349	737
Gray Television *	27,300	180
Haverty Furniture	3,500	85
Helen of Troy	11,900	478
hhgregg * (A)	24,100	436
Hibbett Sports * (A)	37,392	1,937
HomeAway * (A)	78,366	2,472
Hovnanian Enterprises, Cl A * (A)	14,100	72
Ignite Restaurant Group *	9,600	144
Imax * (A)	38,722	1,063
Jack in the Box	32,164	1,270
JAKKS Pacific (A)	12,900	67
Jones Group	12,200	180
Jos. A. Bank Clothiers *	12,600	501
Journal Communications, Cl A	61,900	445
K12 * (A)	11,500	418
Krispy Kreme Doughnuts	65,004	1,282
La-Z-Boy, Cl Z	27,307	580
Libbey (A)	62,300	1,478
Life Time Fitness * (A)	21,925	1,096
LKQ *	31,709	927
Loral Space & Communications	6,600	436
Lumber Liquidators Holdings * (A)	21,065	2,094
M/I Homes	5,000	94
Marriott Vacations Worldwide	8,500	371
Matthews International, Cl A (A)	42,845	1,581
Mattress Firm Holding * (A)	20,962	862
MDC Holdings	5,400	150
MDC Partners, Cl A	55,500	1,242
Men’s Wearhouse	25,086	945
Meredith (A)	12,775	549
Modine Manufacturing *	33,900	442
Monro Muffler Brake (A)	33,291	1,474
Movado Group	13,900	592
Multimedia Games Holding *	20,500	804
NACCO Industries, Cl A	6,600	367
National CineMedia	101,415	1,823
Nutrisystem (A)	26,600	337
Office Depot (A)	7,800	33
OfficeMax	8,400	91
Orbitz Worldwide *	38,000	361
Orient-Express Hotels, Cl A	18,000	218
Outerwall * (A)	18,800	1,169
Oxford Industries (A)	6,851	425
Papa John’s International	4,100	279
Penske Auto Group	9,600	375
Pep Boys-Manny Moe & Jack (A)	28,750	323
Perry Ellis International	14,100	258
PetMed Express (A)	39,700	606
Pier 1 Imports	20,550	450
Pool	10,420	543
Quiksilver * (A)	42,857	212
ReachLocal	64,900	713
Red Robin Gourmet Burgers	25,251	1,638
Regis (A)	57,299	904
Rent-A-Center, Cl A (A)	42,200	1,583

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Restoration Hardware Holdings *	14,910	$1,037
Ruth’s Hospitality Group	9,900	117
Scholastic (A)	17,000	502
Scientific Games, Cl A	51,849	741
Shutterfly	43,759	2,274
Six Flags Entertainment	24,640	813
Skechers U.S.A., Cl A * (A)	37,500	1,152
Smith & Wesson Holding * (A)	66,300	725
SodaStream International (A)	13,696	856
Sonic *	39,400	629
Sotheby’s	11,118	513
Stage Stores	15,900	296
Standard Motor Products	21,200	650
Standard Pacific	62,162	444
Steiner Leisure	3,200	178
Stewart Enterprises, Cl A (A)	5,700	75
Stoneridge *	21,300	265
TRI Pointe Homes * (A)	21,820	306
Tumi Holdings *	18,930	389
Universal Electronics	17,600	531
Vail Resorts	5,325	362
Valassis Communications	9,642	266
Vera Bradley (A)	34,359	675
Vitamin Shoppe	24,082	1,014
Wet Seal, Cl A	176,200	643
Winnebago Industries	3,200	71
WMS Industries	32,800	843
Wolverine World Wide (A)	50,020	2,814
Zale *	6,900	86
Zumiez (A)	29,087	777

		95,598

Consumer Staples — 3.0%
Andersons	9,500	624
Annie’s * (A)	18,560	853
Casey’s General Stores	28,825	1,901
Central Garden and Pet, Cl A *	15,958	100
Chefs’ Warehouse *	23,378	540
Chiquita Brands International	179,900	2,218
Coca-Cola Bottling	1,300	82
Cott	32,300	258
Darling International *	67,633	1,368
Dole Food	24,900	342
Fairway Group Holdings, Cl A * (A)	7,416	172
Fresh Del Monte Produce	62,200	1,795
Fresh Market *	21,831	1,066
Ingles Markets, Cl A	11,100	277
Ingredion	6,407	403
J&J Snack Foods	6,240	480
Lancaster Colony (A)	7,700	568
Medifast (A)	19,600	487
Nash Finch	7,100	173
Pantry	25,875	295
Pilgrim’s Pride	33,900	520
Post Holdings *	2,000	85
Prestige Brands Holdings *	40,353	1,310
Rite Aid *	256,800	889
Roundy’s	5,800	49
Seneca Foods, Cl A *	3,900	115
Snyders-Lance	21,868	588
Spartan Stores	37,233	765

Description	Shares	Market Value ($ Thousands)

Sprouts Farmers Market *	3,040	$112
TreeHouse Foods	6,791	442
Universal (A)	8,700	426
USANA Health Sciences (A)	16,400	1,246
WD-40	3,500	204
Weis Markets	4,900	230
WhiteWave Foods, Cl A (A)	25,466	487

		21,470

Energy — 5.9%
Alberta Oilsands	536,100	66
Alon USA Energy	24,100	299
Alpha Natural Resources * (A)	50,800	309
Approach Resources (A)	55,000	1,282
Bill Barrett (A)	21,300	459
Bonanza Creek Energy	11,085	440
Bristow Group	4,000	263
C&J Energy Services * (A)	13,400	275
Cloud Peak Energy	52,100	820
Comstock Resources	58,800	859
Delek US Holdings	43,996	1,094
Dresser-Rand Group *	26,166	1,595
Dril-Quip *	28,849	2,943
Emerald Oil *	36,751	240
Energy XXI Bermuda (A)	29,600	786
EPL Oil & Gas *	34,500	1,168
Era Group *	4,400	109
Exterran Holdings	11,405	313
Forest Oil * (A)	42,500	236
Forum Energy Technologies * (A)	30,764	805
Goodrich Petroleum (A)	15,122	324
Green Plains Renewable Energy	31,900	513
Gulfmark Offshore, Cl A (A)	29,349	1,349
Gulfport Energy *	7,067	417
Helix Energy Solutions Group *	22,815	571
Hornbeck Offshore Services*	10,209	556
Key Energy Services	138,665	925
Kinder Morgan Escrow	69,898	—
Kodiak Oil & Gas	11,100	111
Laredo Petroleum Holdings * (A)	60,409	1,586
Matador Resources (A)	36,489	618
Matrix Service *	6,000	94
McDermott International *	51,593	387
Newfield Exploration	15,200	362
Newpark Resources * (A)	67,500	751
Nuverra Environmental Solutions * (A)	209,900	483
Oasis Petroleum	68,768	2,696
Oceaneering International	2,205	171
Oil States International *	4,860	434
Parker Drilling *	243,900	1,400
Penn Virginia *	2,500	12
Phillips 66 Partners *	11,949	368
Pioneer Energy Services *	118,261	799
Quicksilver Resources * (A)	70,100	117
Renewable Energy Group *	7,100	110
REX American Resources *	1,500	44
Rosetta Resources *	30,585	1,423
Scorpio Tankers (A)	157,400	1,484
SEACOR Holdings (A)	3,300	274
Ship Finance International	5,900	91

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

StealthGas	71,700	$637
Stone Energy *	6,000	164
Superior Energy Services	12,100	297
Swift Energy (A)	27,534	311
Targa Resources	6,816	464
Tesco *	58,300	901
TETRA Technologies *	42,425	498
TGC Industries	32,755	260
Tidewater	14,900	804
Triangle Petroleum *	47,200	314
Unit	16,800	774
USEC * (A)	1,472	24
Vaalco Energy	120,700	671
W&T Offshore (A)	34,300	530
Western Refining (A)	26,200	768
Willbros Group	38,900	354
World Fuel Services (A)	46,967	1,792

		42,394

Financials — 19.6%
1st Source	6,200	160
Acadia Realty Trust ‡	19,815	462
Affiliated Managers Group *	3,565	621
Agree Realty ‡	7,600	206
Alexandria Real Estate Equities ‡	4,200	259
Allied World Assurance Holdings	4,100	376
American Assets Trust ‡	14,770	437
American Capital Mortgage Investment ‡	17,100	343
American Equity Investment Life Holding (A)	75,100	1,488
AMERISAFE	2,000	65
Amtrust Financial Services (A)	22,569	806
Anworth Mortgage Asset ‡	111,700	495
Apartment Investment & Management, Cl A ‡	22,331	615
Apollo Investment	14,400	114
Ares Capital	1,950	34
Argo Group International Holdings	21,890	894
Arlington Asset Investment, Cl A	7,900	183
Artisan Partners Asset Management, Cl A	6,118	294
Ashford Hospitality Trust ‡ (A)	46,300	534
Aspen Insurance Holdings	6,100	217
Associated Banc	14,000	223
Associated Estates Realty ‡	14,400	198
AvalonBay Communities ‡	5,362	664
Banco Latinoamericano de Comercio Exterior, Cl E	46,900	1,129
Bancorpsouth	75,600	1,465
Bank of the Ozarks	30,656	1,391
BankUnited	29,725	878
Banner	44,703	1,532
Berkshire Hills Bancorp	18,817	468
BioMed Realty Trust ‡ (A)	24,500	451
BlackRock Kelso Capital	80,300	787
Boston Private Financial Holdings	80,407	822
Boston Properties ‡	5,378	551
Brandywine Realty Trust ‡	23,900	306
Camden National	4,600	176

Description	Shares	Market Value ($ Thousands)

Campus Crest Communities ‡	110,000	$1,164
Capital Bank Financial, Cl A *	6,300	124
CapLease ‡	2,600	22
Capstead Mortgage ‡	21,600	254
Cardinal Financial	18,217	299
CBL & Associates Properties ‡	34,597	664
Cedar Realty Trust ‡	14,000	68
Central Pacific Financial	67,410	1,145
Chatham Lodging Trust ‡	3,100	56
Chesapeake Lodging Trust ‡	25,300	557
City Holding	9,600	392
CNO Financial Group	282,465	3,839
CoBiz Financial	44,115	395
Cohen & Steers (A)	13,858	432
Colonial Properties Trust ‡	8,350	184
Columbia Banking System (A)	10,400	241
CommonWealth ‡	11,800	290
Community Bank System (A)	5,300	176
Community Trust Bancorp	8,400	317
CoreSite Realty ‡	24,670	751
Cousins Properties ‡	13,600	135
Credit Acceptance	2,200	236
CubeSmart ‡	22,781	379
Customers Bancorp * (A)	16,100	264
CYS Investments ‡	57,700	443
DDR ‡ (A)	12,950	201
Dime Community Bancshares	27,400	436
Douglas Emmett ‡	27,021	624
Duke Realty ‡	12,850	188
Dynex Capital ‡	28,900	232
Eagle Bancorp *	44,720	1,139
East West Bancorp	18,615	544
EastGroup Properties ‡	30,062	1,690
Education Realty Trust ‡	95,053	817
Employers Holdings	66,113	1,753
Endurance Specialty Holdings	20,519	1,028
Equity One ‡ (A)	24,681	525
Equity Residential ‡	22,087	1,146
Essex Property Trust ‡	1,300	186
Evercore Partners, Cl A	1,500	67
Extra Space Storage ‡	2,950	122
Ezcorp, Cl A *	6,900	117
FBR *	39,475	1,059
Federal Agricultural Mortgage, Cl C	600	20
Federal Realty Investment Trust ‡	1,650	161
Federated Investors, Cl B (A)	16,280	442
FelCor Lodging Trust ‡	62,000	342
Financial Engines (A)	30,686	1,640
First American Financial	9,100	190
First Commonwealth Financial	86,800	636
First Financial Holdings	8,260	445
First Horizon National (A)	57,567	637
First Industrial Realty Trust ‡	13,200	200
First Interstate Bancsystem, Cl A	10,100	230
First Merchants	16,500	282
First Midwest Bancorp	101,112	1,520
First NBC Bank Holding *	12,933	304
First Potomac Realty Trust ‡	2,100	26
FirstMerit	13,133	278

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Flagstar Bancorp *	14,400	$209
Flushing Financial	28,000	501
FNB (Pennsylvania)	13,400	162
Forest City Enterprises, Cl A *	21,700	388
Forestar Group *	11,615	232
Fulton Financial	24,000	290
FXCM, Cl A	33,503	636
General Growth Properties ‡	31,376	602
Geo Group ‡	23,500	733
Getty Realty ‡	3,100	57
Glimcher Realty Trust ‡	31,200	309
Government Properties Income Trust ‡	29,000	678
Great American Group	46,000	12
Hancock Holding	25,865	832
Hanmi Financial	7,100	116
Hanover Insurance Group	35,118	1,871
Hatteras Financial ‡	55,400	1,014
HCI Group	5,900	206
HCP ‡	21,048	857
Health Care ‡	10,450	642
Healthcare Realty Trust ‡	7,800	175
Hercules Technology Growth Capital (A)	9,800	142
Highwoods Properties ‡	36,892	1,246
Home BancShares	6,600	168
Home Loan Servicing Solutions	32,600	743
HomeStreet	4,800	94
Horace Mann Educators	95,015	2,505
Hospitality Properties Trust ‡	8,200	222
Host Hotels & Resorts ‡	34,009	579
Iberiabank	21,878	1,145
Infinity Property & Casualty	27,543	1,667
Inland Real Estate ‡	71,800	704
International Bancshares (A)	29,400	644
Investment Technology Group	60,200	1,023
Investors Bancorp	17,752	370
Investors Real Estate Trust ‡	6,900	56
Janus Capital Group (A)	35,400	296
Jones Lang LaSalle	8,309	683
Kennedy-Wilson Holdings (A)	102,900	1,898
Kimco Realty ‡	14,450	289
Kite Realty Group Trust ‡	10,200	59
LaSalle Hotel Properties ‡	13,670	363
Lexington Realty Trust ‡ (A)	129,078	1,513
LPL Financial Holdings	18,318	674
LTC Properties ‡	17,600	624
Macerich ‡	11,186	630
Mack-Cali Realty ‡	32,500	702
Maiden Holdings	130,200	1,703
MainSource Financial Group	29,400	419
MarketAxess Holdings	20,793	1,056
Meadowbrook Insurance Group	249,500	1,492
Medallion Financial	23,200	328
MFA Mortgage Investments ‡	82,132	591
Mid-America Apartment Communities ‡ (A)	9,245	570
Montpelier Re Holdings	35,500	882
MSCI, Cl A *	21,604	810
National Health Investors ‡ (A)	2,500	137
National Penn Bancshares (A)	48,063	483

Description	Shares	Market Value ($ Thousands)

NBT Bancorp	26,100	$559
Nelnet, Cl A	66,800	2,530
Northfield Bancorp	68,846	826
Northwest Bancshares	7,400	99
OceanFirst Financial	10,300	168
Ocwen Financial *	22,900	1,155
OFG Bancorp (A)	38,604	663
Old National Bancorp	67,068	881
OmniAmerican Bancorp *	14,500	330
One Liberty Properties ‡	2,100	45
Oritani Financial	19,700	306
PacWest Bancorp (A)	50,200	1,669
Pebblebrook Hotel Trust ‡	48,130	1,232
PennantPark Investment (A)	83,829	930
PennyMac Mortgage Investment Trust ‡	24,200	509
PHH *	9,100	190
PICO Holdings *	21,958	463
Pinnacle Financial Partners	3,600	101
Piper Jaffray *	15,700	510
Platinum Underwriters Holdings	46,998	2,715
Popular	15,600	485
Post Properties ‡	6,745	305
Potlatch ‡	13,000	501
Primerica	18,800	698
ProAssurance	21,803	1,028
Prologis ‡	30,417	1,072
Prospect Capital (A)	36,100	400
Prosperity Bancshares (A)	10,475	626
Protective Life	10,500	439
Provident Financial Services	37,500	607
PS Business Parks ‡	5,600	407
Public Storage ‡	5,721	873
Radian Group (A)	38,170	517
RAIT Financial Trust ‡	6,566	41
Ramco-Gershenson Properties ‡	56,700	821
Regency Centers ‡	7,065	336
Reinsurance Group of America, Cl A	8,500	551
Republic Bancorp, Cl A (A)	11,400	301
Retail Opportunity Investments ‡	12,200	158
RLJ Lodging Trust ‡	13,400	308
Rouse Properties ‡	3,000	56
Sabra Health Care ‡	28,566	632
Safeguard Scientifics *	32,449	472
Selective Insurance Group	21,960	503
Signature Bank NY	15,438	1,354
Simon Property Group ‡	11,641	1,695
SL Green Realty ‡ (A)	3,145	274
Solar Capital	18,700	411
Southside Bancshares (A)	9,765	243
Sovran Self Storage ‡	4,000	265
St. Joe * (A)	23,461	453
STAG Industrial ‡	11,600	232
Starwood Property Trust ‡	30,000	748
Sterling Financial	4,041	98
Stewart Information Services	2,500	76
Stifel Financial * (A)	31,815	1,273
Sun Communities ‡	1,000	43
Sunstone Hotel Investors ‡	64,350	774
Susquehanna Bancshares	85,493	1,078

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

SVB Financial Group	8,620	$714
Symetra Financial	62,900	1,086
Synovus Financial	52,710	168
Taubman Centers ‡	2,250	152
TCF Financial (A)	34,945	491
TCP Capital	7,300	114
THL Credit	34,400	540
TICC Capital (A)	44,500	429
Titanium Asset Management (B)(C)(D)*	132,700	105
Tompkins Financial	4,200	182
Tower Group International	23,045	326
Two Harbors Investment ‡	40,100	381
UDR ‡	19,550	442
UMB Financial	700	42
Umpqua Holdings (A)	16,000	260
Union First Market Bankshares	15,200	325
United Community Banks	49,000	714
Universal Health Realty Income Trust ‡	1,300	52
Validus Holdings	25,100	869
Ventas ‡	9,290	578
ViewPoint Financial Group	44,600	887
Virginia Commerce Bancorp	16,500	243
Virtus Investment Partners *	900	157
Vornado Realty Trust ‡	7,250	589
Washington ‡ (A)	7,900	192
Webster Financial	25,515	675
Weingarten Realty Investors ‡ (A)	5,350	154
WesBanco	7,700	221
Western Alliance Bancorp	55,340	906
Wilshire Bancorp	18,400	150
Winthrop Realty Trust ‡	51,000	606
WisdomTree Investments	51,697	579
World Acceptance	800	69
WSFS Financial	23,345	1,391

		141,554

Health Care — 12.1%
Acadia Healthcare * (A)	86,257	3,306
ACADIA Pharmaceuticals *	19,770	395
Accuray *	257,400	1,704
Achillion Pharmaceuticals	51,327	331
Acorda Therapeutics	12,761	431
Addus HomeCare *	15,500	328
Aegerion Pharmaceuticals (A)	8,998	780
Affymax * (A)	170,600	266
Akorn *	52,131	937
Alere *	34,300	1,069
Align Technology	21,790	949
AMAG Pharmaceuticals *	21,660	512
Amedisys	25,200	411
AMN Healthcare Services *	6,500	88
Amsurg, Cl A	16,747	625
Analogic	3,300	246
Ariad Pharmaceuticals *	30,032	559
Arqule	25,700	72
Array BioPharma *	70,500	395
ArthroCare	10,200	323
athenahealth (A)	20,024	2,112
Auxilium Pharmaceuticals	11,100	194
Bio-Reference Labs (A)	3,200	93

Description	Shares	Market Value ($ Thousands)

BioScrip *	66,345	$809
Bruker *	28,716	575
Cambrex	18,600	254
Cantel Medical	5,700	148
Capital Senior Living *	8,154	170
Cardiovascular Systems *	3,500	72
Celldex Therapeutics	17,762	386
Centene *	16,454	940
Cepheid (A)	6,660	238
Charles River Laboratories International *	12,886	593
Chimerix *	15,999	252
Clovis Oncology *	3,515	227
Computer Programs & Systems	5,200	286
CONMED	37,073	1,153
Coronado Biosciences * (A)	47,926	391
Cross Country Healthcare *	23,500	133
Cubist Pharmaceuticals	23,272	1,475
Depomed *	16,100	115
DexCom	34,484	933
Emergent Biosolutions	46,400	816
Emeritus	37,017	807
Endocyte *	32,500	467
Endologix (A)	97,673	1,545
Ensign Group (A)	16,000	618
Exact Sciences	83,275	963
ExamWorks Group (A)	83,169	1,954
Five Star Quality Care *	40,000	208
Fluidigm	40,364	826
Furiex Pharmaceuticals *	21,131	813
GenMark Diagnostics *	42,600	490
Gentiva Health Services	58,800	674
Greatbatch	38,565	1,310
GTx * (A)	13,800	21
Haemonetics *	14,017	559
Halozyme Therapeutics (A)	56,074	466
Hanger *	2,000	61
HealthSouth (A)	68,811	2,165
HeartWare International * (A)	8,880	698
Hill-Rom Holdings	7,100	242
Hi-Tech Pharmacal	17,200	741
HMS Holdings * (A)	51,505	1,287
Hyperion Therapeutics * (A)	12,671	309
ICON *	32,398	1,184
ICU Medical	8,400	601
Impax Laboratories *	9,800	200
Imris	124,420	249
Incyte	11,462	388
Insmed *	27,600	420
Insulet (A)	30,971	1,033
Intercept Pharmaceuticals *	5,201	238
Intrexon *	11,100	241
Invacare	35,600	534
IPC The Hospitalist (A)	12,523	644
Ironwood Pharmaceuticals, Cl A * (A)	75,375	878
Isis Pharmaceuticals	11,416	295
Jazz Pharmaceuticals	10,980	963
Keryx Biopharmaceuticals * (A)	197,859	1,688
Kindred Healthcare	21,800	320
Landauer	4,500	214

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

LHC Group	7,800	$177
LifePoint Hospitals	4,900	222
Magellan Health Services *	12,690	713
Masimo	41,830	1,035
Medical Action Industries *	31,000	158
Medivation *	9,541	539
MEDNAX (A)	16,564	1,613
Merit Medical Systems *	24,800	318
MiMedx Group * (A)	15,100	93
Momenta Pharmaceuticals *	36,480	514
Natus Medical *	31,500	414
Nektar Therapeutics	39,440	480
Neurocrine Biosciences *	30,600	446
NewLink Genetics (A)	20,175	349
Novadaq Technologies * (A)	138,619	2,064
NuVasive *	3,100	73
Orexigen Therapeutics * (A)	67,149	461
Orthofix International	21,800	481
Owens & Minor (A)	7,900	269
Pacira Pharmaceuticals *	25,281	916
PAREXEL International (A)	34,402	1,597
PDL BioPharma (A)	154,800	1,229
PerkinElmer	17,316	623
Pharmacyclics *	2,410	269
PharMerica	55,000	677
PhotoMedex *	6,133	100
Pozen * (A)	24,600	127
Prosensa Holding *	15,142	345
Providence Service *	8,000	215
Puma Biotechnology * (A)	19,013	963
Questcor Pharmaceuticals (A)	8,900	593
Quidel (A)	38,061	1,009
Repligen *	16,900	165
Repros Therapeutics *	11,240	237
Rigel Pharmaceuticals *	64,100	202
Sagent Pharmaceuticals *	24,650	544
Santarus *	42,500	957
Sciclone Pharmaceuticals *	49,500	260
Seattle Genetics * (A)	7,665	325
Select Medical Holdings	63,400	537
Sirona Dental Systems	9,585	621
Skilled Healthcare Group, Cl A *	21,800	106
Spectranetics	43,709	690
STERIS (A)	8,900	364
SurModics *	3,200	63
Symmetry Medical *	104,000	816
Synageva BioPharma (A)	14,206	666
Syneron Medical	69,654	573
Synta Pharmaceuticals * (A)	43,160	255
Team Health Holdings	20,534	789
TearLab * (A)	22,244	292
Techne	15,867	1,230
Teleflex	4,883	376
TESARO *	17,163	593
Threshold Pharmaceuticals *	60,486	263
Tornier	26,413	501
Trinity Biotech ADR	6,800	129
Triple-S Management, Cl B *	4,000	75
Unilife (A)	192,632	665
ViroPharma	12,369	373
Vocera Communications	21,542	349

Description	Shares	Market Value ($ Thousands)

Volcano (A)	17,121	$367
WellCare Health Plans	19,739	1,257
XenoPort	46,800	229

		87,357

Industrials — 17.5%
AAON	4,200	98
AAR	15,400	386
ACCO Brands * (A)	73,200	482
Actuant, Cl A (A)	83,734	2,991
Acuity Brands (A)	12,788	1,093
Advisory Board	8,319	456
Aegean Marine Petroleum Network	43,800	401
Air Transport Services Group *	148,329	951
Aircastle	69,400	1,131
Alamo Group	4,800	218
Alaska Air Group	3,800	215
Albany International, Cl A	21,200	684
Alliant Techsystems	7,900	764
Altra Holdings	11,400	283
American Railcar Industries (A)	6,900	244
American Science & Engineering	2,100	118
American Woodmark *	4,800	167
Ampco-Pittsburgh	9,900	161
Apogee Enterprises	19,100	533
Armstrong World Industries	11,829	575
Astec Industries	11,700	404
Astronics *	3,400	158
Atlas Air Worldwide Holdings *	18,100	836
Avis Budget Group *	20,871	559
AZZ	2,000	75
Barrett Business Services	2,300	148
Beacon Roofing Supply (A)	31,732	1,153
Brink’s	41,700	1,077
Carlisle	25,857	1,722
Celadon Group	14,600	265
Chart Industries *	10,945	1,250
CIRCOR International	17,455	1,003
CLARCOR	13,259	710
Clean Harbors *	17,958	1,020
Coleman Cable	10,700	204
Comfort Systems USA	16,686	252
Corporate Executive Board	27,189	1,763
CRA International *	11,445	205
Cubic	12,100	608
Curtiss-Wright	30,313	1,266
Deluxe	8,200	323
DigitalGlobe *	46,543	1,406
Ducommun *	8,800	230
DXP Enterprises	7,517	511
Dycom Industries	60,654	1,541
EMCOR Group	64,830	2,437
Encore Wire	8,800	332
EnerNOC *	14,900	216
EnerSys (A)	1,900	97
Ennis	7,900	141
EnPro Industries (A)	6,973	397
Erickson Air-Crane * (A)	3,100	48
Exponent	3,500	228
Flow International	98,500	332

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Fortune Brands Home & Security	19,870	$732
FreightCar America	2,600	47
FTI Consulting (A)	70,796	2,367
G&K Services, Cl A	40,539	2,085
Genco Shipping & Trading (A)	4,800	14
Generac Holdings	30,155	1,194
General Cable	13,150	401
Genesee & Wyoming, Cl A	19,659	1,702
Gibraltar Industries *	16,200	209
Global Brass & Copper Holdings *	13,700	271
Global Power Equipment Group (A)	40,100	745
Graco	13,873	964
GrafTech International (A)	222,959	1,744
Granite Construction	14,500	411
Great Lakes Dredge & Dock	137,000	922
Greenbrier *	8,700	196
H&E Equipment Services	3,000	72
Hawaiian Holdings (A)	104,900	734
Heico	14,172	886
Heico, Cl A	42,736	1,978
Heritage-Crystal Clean (A)	52,612	799
Hexcel	75,754	2,695
Hub Group, Cl A *	29,083	1,080
Hyster-Yale Materials Handling	7,900	597
ICF International	21,000	691
IDEX	16,325	969
Insperity	15,500	494
Interface, Cl A	82,258	1,453
JetBlue Airways * (A)	184,800	1,137
John Bean Technologies	17,100	375
Kadant	34,629	1,076
Kaman	8,400	296
KAR Auction Services	43,345	1,155
Kaydon	35,635	1,014
Kelly Services, Cl A	18,800	342
Kennametal	14,550	619
KEYW Holding * (A)	35,081	405
Kforce	33,600	547
Kirby *	21,042	1,692
Korn/Ferry International	3,800	67
Landstar System	15,407	842
Layne Christensen	3,700	70
LB Foster, Cl A	6,900	293
Lincoln Electric Holdings	13,720	858
Lindsay Manufacturing (A)	7,783	592
LS Starrett, Cl A	700	7
Marten Transport	44,365	785
Meritor *	56,500	421
Metalico *	26,000	33
Middleby *	11,449	2,129
Miller Industries	5,300	85
Mine Safety Appliances	5,300	255
Mobile Mini *	19,104	580
Moog, Cl A *	12,801	650
MRC Global *	16,500	433
MSC Industrial Direct, Cl A	8,865	674
Mueller Industries	6,400	343
Mueller Water Products, Cl A	68,200	515

Description	Shares	Market Value ($ Thousands)

MYR Group *	67,500	$1,480
National Presto Industries	300	21
Navigant Consulting *	12,600	172
Nordson	17,026	1,135
Northwest Pipe *	13,565	387
Old Dominion Freight Line	55,517	2,410
Orbital Sciences *	23,300	404
Orion Marine Group	103,966	1,021
Pacer International *	8,600	53
PGT *	18,700	190
Pike Electric	9,500	106
Pitney Bowes (A)	10,900	178
Ply Gem Holdings *	24,330	373
Polypore International * (A)	30,611	1,309
PowerSecure International *	8,400	129
Quad, Cl A (A)	22,300	699
Quanex Building Products	11,700	195
Rand Logistics * (A)	24,000	126
RBC Bearings	11,042	659
Regal-Beloit	9,139	582
Resources Connection	18,700	229
Ritchie Bros Auctioneers (A)	42,870	794
RPX	5,100	80
Rush Enterprises, Cl A (A)	29,414	736
Ryder System	24,600	1,368
Safe Bulkers (A)	7,700	50
Saia	62,702	1,882
Simpson Manufacturing (A)	16,625	520
SkyWest	34,864	449
Spirit Airlines	27,070	844
Standard Parking	48,441	1,078
Standex International	3,500	187
Steelcase, Cl A	135,753	1,971
Swift Transportation, Cl A	107,830	1,937
TAL International Group (A)	10,800	462
Taser International	55,600	647
Team *	10,836	423
Teledyne Technologies *	5,286	408
Tennant	5,649	290
Terex	11,547	335
Tetra Tech *	53,503	1,219
Textainer Group Holdings (A)	8,000	279
Titan Machinery * (A)	33,200	583
TMS International, Cl A	43,700	761
Towers Watson, Cl A	12,843	1,056
Trex	18,486	818
Trimas	12,993	457
Triumph Group	10,537	758
TrueBlue	102,210	2,486
Tutor Perini	80,100	1,536
UniFirst	1,000	96
United Rentals (A)	18,395	1,007
United Stationers	6,900	274
US Airways Group (A)	11,700	189
US Ecology	29,143	819
USG (A)	32,354	755
Valmont Industries	6,070	819
Viad	2,800	63
Wabash National (A)	36,300	378
Wabtec	23,411	1,370
WageWorks	15,780	659

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Watsco (A)	10,322	$927
Watts Water Technologies, Cl A (A)	8,976	465
Werner Enterprises	20,460	471
WESCO International (A)	25,158	1,856
Woodward	13,100	505

		126,535

Information Technology — 18.5%
Actuate	36,600	254
Acxiom *	27,685	689
ADTRAN (A)	76,393	1,843
Advanced Energy Industries *	40,300	735
Advent Software	25,236	681
Amkor Technology (A)	79,900	320
Arrow Electronics *	18,300	850
Aruba Networks (A)	48,073	799
Aspen Technology *	84,862	2,837
Atmel	61,505	447
ATMI *	2,500	61
AVG Technologies * (A)	10,400	225
Belden	19,155	1,086
Benchmark Electronics	41,197	905
Black Box	7,600	202
Blackbaud	54,567	1,965
Blackhawk Network Holdings, Cl A *	6,900	169
Blucora (A)	36,100	723
Broadridge Financial Solutions	22,613	673
BroadSoft (A)	26,900	866
Brooks Automation	7,200	63
CACI International, Cl A (A)	17,482	1,178
Cadence Design Systems (A)	155,891	2,100
CalAmp *	10,500	172
Calix *	49,500	636
Cavium (A)	84,560	3,211
Ceva *	6,200	112
ChannelAdvisor *	7,582	232
CIBER	215,200	783
Ciena * (A)	49,743	991
Coherent	6,589	370
CommVault Systems *	17,141	1,437
Computer Task Group	21,300	381
comScore *	6,300	179
Comtech Telecommunications	22,321	535
Convergys	44,010	776
Cornerstone OnDemand (A)	30,704	1,582
CoStar Group (A)	22,776	3,382
Cray	20,000	489
CSG Systems International	37,300	878
Cvent *	11,165	398
Cyan * (A)	35,490	330
Dealertrack Technologies	77,097	3,052
Demandware	29,151	1,227
Diebold	44,534	1,259
Digi International	90,400	840
Digital River *	19,700	340
Diodes	12,100	301
DTS	29,767	597
EarthLink	209,645	1,031
Electronics for Imaging	3,800	111
Ellie Mae (A)	50,211	1,458

Description	Shares	Market Value ($ Thousands)

Emulex	92,094	$663
Entegris *	27,300	257
Envestnet	80,929	2,236
Euronet Worldwide *	25,764	885
Exar *	96,100	1,174
ExlService Holdings	3,200	87
Extreme Networks	54,200	202
Fabrinet	5,900	82
Fairchild Semiconductor International, Cl A	51,136	624
FARO Technologies *	6,300	234
FleetMatics Group	24,578	1,215
FormFactor	37,000	225
Forrester Research	6,100	201
Fortinet	18,467	366
Genpact	23,995	462
Gigamon *	9,240	312
Global Cash Access Holdings	46,400	357
GT Advanced Technologies * (A)	23,400	151
Guidewire Software (A)	69,580	3,198
Harmonic *	62,300	440
Hittite Microwave *	27,023	1,653
Hutchinson Technology *	50,500	173
Imation	12,000	50
Immersion *	25,800	329
Imperva *	29,729	1,403
Infinera * (A)	140,454	1,302
Infoblox *	81,534	2,846
Inphi	92,413	1,175
Insight Enterprises *	32,300	617
Integrated Device Technology *	39,803	347
Interactive Intelligence Group * (A)	18,425	1,085
Intermec	20,800	205
Internap Network Services *	82,067	598
International Rectifier * (A)	21,019	502
Intersil, Cl A	17,100	177
IntraLinks Holdings	35,915	281
InvenSense, Cl A * (A)	69,406	1,240
Itron *	4,000	150
Ixia	28,468	413
j2 Global (A)	16,634	819
Kemet *	3,800	16
Lender Processing Services	5,100	163
Lexmark International, Cl A	11,200	383
Limelight Networks *	72,000	145
Liquidity Services * (A)	17,582	521
LivePerson *	56,930	531
LogMeIn *	19,490	581
LTX-Credence *	5,900	24
Manhattan Associates	9,300	814
Marin Software * (A)	8,855	117
Maxwell Technologies *	14,700	130
Measurement Specialties	32,076	1,519
Mentor Graphics	24,200	536
Methode Electronics	4,800	115
Micrel	2,200	20
MicroStrategy, Cl A *	7,524	691
MKS Instruments	33,856	848
Model N * (A)	29,300	422
Monolithic Power Systems	8,502	260

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Monotype Imaging Holdings	8,300	$214
Move	28,750	417
MTS Systems	1,500	90
Multi-Fineline Electronix	8,850	133
Nanometrics	24,600	352
National Instruments	16,463	457
Netscout Systems *	5,700	142
Newport *	7,400	114
NICE Systems ADR	17,651	671
NQ Mobile ADR * (A)	23,125	392
OpenTable * (A)	6,800	507
OSI Systems *	17,035	1,238
Palo Alto Networks	13,390	643
Pandora Media (A)	30,270	558
Park Electrochemical	14,300	381
Photronics *	54,700	398
Plantronics	8,100	350
Power Integrations	15,129	789
PRGX Global *	115,200	699
Progress Software	34,700	849
PROS Holdings *	6,300	207
PTC *	82,659	2,155
Pulse Electronics * (A)	2,300	9
QLIK Technologies	11,500	377
QLogic	75,400	799
Quantum * (A)	84,100	121
Rally Software Development *	40,684	1,051
RDA Microelectronics ADR	34,800	397
RealD	40,923	335
RealPage * (A)	85,744	1,776
Responsys	62,985	904
RF Micro Devices (A)	140,939	699
Rosetta Stone *	7,200	111
Ruckus Wireless (A)	40,229	547
Rudolph Technologies	39,880	413
Saba Software	99,500	985
Sanmina *	22,100	360
Silicon Image *	43,700	237
Solera Holdings	6,593	340
Sonus Networks	211,538	730
Spansion, Cl A *	19,400	201
Splunk	14,340	792
SPS Commerce	18,646	1,162
SS&C Technologies Holdings *	64,248	2,274
Stamps.com *	5,200	218
Stratasys (A)	4,955	532
Sykes Enterprises * (A)	62,251	1,060
Synaptics	28,180	1,089
SYNNEX	7,200	342
Tableau Software, Cl A *	9,489	686
Tangoe (A)	52,230	1,086
Tech Data	27,600	1,357
TeleCommunication Systems, Cl A	77,200	199
TeleTech Holdings	25,800	631
Tellabs	256,100	569
Teradyne (A)	75,180	1,154
Tessco Technologies	9,400	297
Textura *	21,240	806
Travelzoo	800	22
Tremor Video *	82,332	655

Description	Shares	Market Value ($ Thousands)

Trulia (A)	42,531	$1,766
Tyler Technologies	6,889	509
Ultimate Software Group	12,153	1,704
Ultra Clean Holdings	35,895	239
Ultratech	71,600	2,025
Unisys	15,600	392
United Online (A)	126,900	996
Valueclick	13,100	277
Veeco Instruments	21,155	743
Virtusa	4,200	111
VistaPrint (A)	23,176	1,234
Vocus *	11,200	104
Volterra Semiconductor	14,500	332
WebMD Health, Cl A (A)	4,600	145
WEX	16,051	1,285
Yelp, Cl A	7,855	408
Zebra Technologies, Cl A	9,195	419
Zillow, Cl A	3,145	303

		133,404

Materials — 3.0%
A. Schulman	19,800	534
AEP Industries *	1,000	78
Allegheny Technologies	14,305	382
AM Castle *	11,900	188
American Vanguard	9,200	231
AuRico Gold	55,900	239
Boise	98,200	840
Cabot	14,300	572
Century Aluminum	18,100	141
Chemtura *	12,700	278
Cytec Industries	4,898	366
Ferro	47,000	345
FutureFuel	5,500	89
Glatfelter	22,200	569
Globe Specialty Metals	45,500	585
Greif, Cl A	9,557	515
GSE Holding	92,618	215
H.B. Fuller	44,994	1,678
Haynes International	5,300	234
Headwaters *	14,200	121
Innophos Holdings	11,259	551
Innospec	25,100	1,027
Intrepid Potash (A)	50,854	633
Koppers Holdings	2,000	78
LSB Industries *	26,500	796
Materion	4,300	127
Minerals Technologies	28,315	1,257
Neenah Paper	14,300	523
Noranda Aluminum Holding	47,700	130
Olin	21,100	487
OM Group *	4,000	114
Owens-Illinois	17,394	494
PolyOne	72,720	1,965
RTI International Metals (A)	30,046	931
Schnitzer Steel Industries, Cl A (A)	26,100	659
Schweitzer-Mauduit International	7,500	430
Scotts Miracle-Gro, Cl A (A)	9,585	505
Sensient Technologies	33,485	1,388
Silgan Holdings	17,958	847

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Tredegar	2,300	$51

		21,193

Telecommunication Services — 0.3%
Atlantic Telegraph-Network	9,600	454
Boingo Wireless * (A)	78,700	563
IDT, Cl B	8,300	138
Inteliquent	19,800	158
Iridium Communications (A)	38,600	258
magicJack VocalTec * (A)	12,500	175
Straight Path Communications *	4,150	21
USA Mobility	16,000	226
Vonage Holdings	114,600	358

		2,351

Utilities — 1.6%
ALLETE	9,725	459
American States Water	1,700	89
Avista	14,500	381
Cadiz * (A)	74,800	341
California Water Service Group	9,400	188
Cleco	20,173	911
El Paso Electric	8,200	282
Empire District Electric	20,600	436
Great Plains Energy	48,887	1,072
IDACORP	11,223	537
Laclede Group	9,100	405
MGE Energy	2,200	115
NorthWestern	16,700	671
Otter Tail	2,200	58
Piedmont Natural Gas (A)	20,500	661
PNM Resources	25,915	568
Portland General Electric	64,364	1,854
Southwest Gas	9,976	467
UIL Holdings (A)	25,690	970
UNS Energy	7,700	352
Westar Energy	5,412	168
WGL Holdings	13,834	578

		11,563

Total Common Stock (Cost $597,220) ($ Thousands)		683,419

EXCHANGE TRADED FUNDS (A) — 1.1%
iShares Russell 2000 ETF	13,262	1,331
iShares Russell 2000 Growth ETF	28,652	3,368
iShares Russell 2000 Value ETF	33,100	2,877

Total Exchange Traded Funds (Cost $7,448) ($ Thousands)		7,576

	Number Of Rights

RIGHTS — 0.0%
Allos Therapeutics CVR *	81,300	—
Biglari Holdings, Expires 09/19/2013 *	2,286	68

Total Rights (Cost $—) ($ Thousands)		68

Description	Number of Warrants/ Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

WARRANTS — 0.0%
Dynegy, Expires 2017 *	2,629	$4
Magnum Hunter Resource, Expires 08/29/14 *	5,126	—

Total Warrants (Cost $32) ($ Thousands)		4

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (E)	$2,856	4

Total Convertible Bond (Cost $445) ($ Thousands)		4

AFFILIATED PARTNERSHIP — 21.0%
SEI Liquidity Fund, L.P.
0.080% ** (F)	151,950,095	151,950

Total Affiliated Partnership (Cost $151,950) ($ Thousands)		151,950

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	28,411,578	28,412

Total Cash Equivalent (Cost $28,412) ($ Thousands)		28,412

U.S. TREASURY OBLIGATION (G)(H) — 0.4%
U.S. Treasury Bills
0.070%, 02/06/2014	3,169	3,169

Total U.S. Treasury Obligation (Cost $3,168) ($ Thousands)		3,169

Total Investments — 121.1% (Cost $788,675) ($ Thousands) ††		$874,602

The open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	146	Sep-2013	$(730)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $722,253 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $788,675 ($ Thousands), and the unrealized appreciation and depreciation were $117,874 ($ Thousands) and $(31,947) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $145,802 ($ Thousands).

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

(B)	Securities considered illiquid. The total value of such securities as of August 31, 2013 was $105 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2013 was $105 ($ Thousands) and represented 0.01% of Net Assets.

(D)	Securities considered restricted. The total value of such securities as of August 31, 2013 was $105 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of August 31, 2013 was $151,950 ($ Thousands).

(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(H)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

L.P. — Limited Partnership

NY — New York

The accompanying notes are an integral part of the financial statements.

The following is a list of the inputs used as of August 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$683,314	$—	$105	$683,419
Exchange Traded Funds	7,576	—	—	7,576
Rights	68	—	—	68
Warrants	4	—	—	4
Convertible Bond	—	—	4	4
Affiliated Partnership	151,950	—	—	151,950
Cash Equivalent	28,412	—	—	28,412
U.S. Treasury Obligation	—	3,169	—	3,169

Total Investments in Securities	$871,324	$3,169	$109	$874,602

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Depreciation*	$(730)	$—	$—	$(730)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $O or have been rounded to $O.

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2013

Restricted Securities — As of August 31, 2013, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at August 31, 2013, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset Management	132,700	8/6/07	8/6/07	$792	$105	0.01%

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap II

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 86.4%

Consumer Discretionary — 14.3%
AFC Enterprises *	9,130	$374
American Eagle Outfitters	17,831	258
America’s Car-Mart *	200	8
ANN	9,581	332
Arctic Cat	13,739	738
Beazer Homes USA * (A)	19,776	335
Belo, Cl A	28,661	405
Big 5 Sporting Goods	13,935	233
Biglari Holdings *	650	271
BJ’s Restaurants (A)	8,051	252
Body Central	18,862	114
Boyd Gaming *	2,600	32
Bravo Brio Restaurant Group	12,000	180
Bright Horizons Family Solutions *	15,169	552
Brown Shoe	22,000	493
Brunswick	18,227	663
Cabela’s	9,030	592
Callaway Golf (A)	25,016	173
Capella Education	8,130	442
Career Education	62,700	164
Carmike Cinemas *	5,800	102
Cato, Cl A	10,300	259
Columbia Sportswear	2,037	115
Conn’s * (A)	10,553	703
Cooper Tire & Rubber	4,900	156
Core-Mark Holding	7,500	473
Corinthian Colleges * (A)	36,800	81
Cracker Barrel Old Country Store	1,100	108
Denny’s	14,927	84
Destination Maternity	9,200	255
Dex Media * (A)	12,564	116
Dick’s Sporting Goods	5,665	263
Dorman Products (A)	9,698	487
Drew Industries	10,510	441
Entravision Communications, Cl A	43,077	225
Ethan Allen Interiors (A)	6,576	171
EW Scripps, Cl A *	5,700	87
Express *	15,083	317
Five Below (A)	9,552	351
Francesca’s Holdings (A)	14,998	362
Fred’s, Cl A	13,800	216
Fuel Systems Solutions *	3,100	59
GameStop, Cl A (A)	12,284	617
G-III Apparel Group *	2,000	92
Grand Canyon Education *	12,201	421
Gray Television *	12,400	82
Haverty Furniture	2,324	56
Helen of Troy	8,700	350
Hibbett Sports * (A)	8,775	455
HomeAway * (A)	28,365	895
Hovnanian Enterprises, Cl A * (A)	22,344	115
Imax * (A)	19,199	527
Jack in the Box	15,422	609
Krispy Kreme Doughnuts	4,900	97
LKQ *	18,120	530

Description	Shares	Market Value ($ Thousands)

Loral Space & Communications	5,100	$337
Lumber Liquidators Holdings * (A)	7,750	770
M/I Homes	2,200	41
Matthews International, Cl A (A)	5,738	212
Mattress Firm Holding * (A)	11,984	493
Men’s Wearhouse	3,254	123
Meredith (A)	10,710	461
Meritage Homes	4,810	192
Modine Manufacturing *	16,800	219
Monro Muffler (A)	9,000	398
Movado Group	15,400	656
Multimedia Games Holding *	9,600	377
NACCO Industries, Cl A	2,400	133
National CineMedia	21,470	386
Nutrisystem (A)	14,500	184
OfficeMax	3,400	37
Orbitz Worldwide *	34,266	326
Orient-Express Hotels, Cl A	6,500	79
Overstock.com *	2,000	56
Oxford Industries (A)	10,760	668
Papa John’s International	2,400	164
Perry Ellis International	7,600	139
PetMed Express (A)	28,100	429
Pier 1 Imports	20,070	440
Pool	9,000	469
Red Robin Gourmet Burgers	7,810	507
Regis (A)	5,855	92
Restoration Hardware Holdings *	8,517	592
Ruth’s Hospitality Group	6,391	76
Scholastic	4,500	133
Scientific Games, Cl A	11,161	159
Shutterfly	23,258	1,208
Six Flags Entertainment	12,217	403
Smith & Wesson Holding * (A)	15,700	172
Sonic *	20,800	332
Standard Motor Products	11,000	337
Standard Pacific (A)	30,822	220
Steiner Leisure	4,800	267
Steven Madden	7,380	399
Stewart Enterprises, Cl A	3,500	46
Stoneridge *	14,799	184
Tenneco	12,970	598
Vail Resorts	5,770	392
Vera Bradley (A)	6,078	119
Vitamin Shoppe	11,960	504
Wet Seal, Cl A	82,600	301
Winnebago Industries	2,400	53
Zagg *	17,492	78
Zale *	3,300	41
Zumiez (A)	14,425	385

		32,275

Consumer Staples — 3.0%
Andersons	7,600	499
Casey’s General Stores	9,535	629
Central Garden and Pet, Cl A *	7,315	46
Chefs’ Warehouse *	13,360	308
Chiquita Brands International	26,900	332
Darling International *	21,205	429
Fresh Del Monte Produce	23,700	684

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap II

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Fresh Market *	10,825	$528
Ingredion	2,937	185
Medifast	8,800	219
Pantry	11,860	135
Pilgrim’s Pride	16,900	259
Prestige Brands Holdings *	20,357	661
Rite Aid *	122,300	423
Snyders-Lance	19,146	515
Sprouts Farmers Market *	1,746	65
TreeHouse Foods	3,113	202
USANA Health Sciences (A)	6,300	478
WD-40	1,900	111

		6,708

Energy — 4.5%
Alon USA Energy	2,200	27
Alpha Natural Resources *	26,600	162
Bonanza Creek Energy	300	12
Bristow Group (A)	5,000	328
Cloud Peak Energy	1,700	27
Comstock Resources	3,500	51
Delek US Holdings	5,100	127
Dril-Quip *	4,210	429
Emerald Oil *	20,992	137
Energy XXI Bermuda (A)	13,900	369
EPL Oil & Gas *	10,300	349
Forest Oil * (A)	4,700	26
Forum Energy Technologies * (A)	20,439	535
Goodrich Petroleum (A)	6,933	149
Green Plains Renewable Energy	22,300	359
Gulfmark Offshore, Cl A (A)	9,100	418
Halcon Resources * (A)	64,168	305
Helix Energy Solutions Group *	18,701	468
Hornbeck Offshore Services *	5,063	276
Key Energy Services	21,894	146
Kodiak Oil & Gas (A)	13,700	137
Laredo Petroleum Holdings *	15,873	417
Matador Resources (A)	20,850	353
Matrix Service *	4,669	73
McDermott International *	23,648	177
Mitcham Industries *	2,800	49
Oasis Petroleum	21,459	841
Oceaneering International	1,260	98
Oil States International *	2,780	248
Parker Drilling *	30,200	173
Pioneer Energy Services *	58,652	396
Quicksilver Resources * (A)	17,500	29
Renewable Energy Group *	3,800	59
Rosetta Resources *	20,235	942
Stone Energy *	3,200	88
Swift Energy (A)	12,621	142
Synergy Resources *	10,765	101
Targa Resources	900	61
Tesco *	26,200	405
Triangle Petroleum *	8,330	55
Vaalco Energy	41,100	229
Western Refining (A)	4,800	141
Willbros Group	28,900	263
World Fuel Services	2,848	109

		10,286

Description	Shares	Market Value ($ Thousands)

Financials — 15.7%
Affiliated Managers Group *	2,040	$356
Agree Realty ‡	1,000	27
American Assets Trust ‡	700	21
AMERISAFE	1,000	33
Amtrust Financial Services (A)	12,558	449
Argo Group International Holdings	12,210	499
Arlington Asset Investment, Cl A	5,100	118
Ashford Hospitality Trust ‡	3,900	45
Associated Estates Realty ‡	26,920	371
Banco Latinoamericano de Comercio Exterior, Cl E	15,800	380
Bank of the Ozarks	14,206	645
BankUnited	13,628	403
Banner	14,468	496
BBCN Bancorp	14,950	200
BlackRock Kelso Capital	28,200	276
Boston Private Financial Holdings (A)	12,353	126
Brandywine Realty Trust ‡	38,150	489
Brookline Bancorp	4,900	44
Campus Crest Communities ‡	15,800	167
Capital Bank Financial, Cl A *	16,557	327
Capitol Federal Financial	30,130	369
Cardinal Financial	11,381	187
CBL & Associates Properties ‡	8,387	161
Cedar Realty Trust ‡	5,800	28
Chesapeake Lodging Trust ‡	11,100	244
City Holding (A)	5,000	204
CNO Financial Group	11,600	158
Colonial Properties Trust ‡	16,690	369
Columbia Banking System (A)	28,490	661
Community Bank System (A)	1,200	40
CoreSite Realty ‡	5,000	152
Cousins Properties ‡	24,400	242
Credit Acceptance	1,759	189
DiamondRock Hospitality ‡	58,200	564
DuPont Fabros Technology ‡ (A)	22,560	514
Eagle Bancorp *	9,661	246
EastGroup Properties ‡	5,868	330
Education Realty Trust ‡	20,413	175
Employers Holdings	19,728	523
Endurance Specialty Holdings	17,403	872
Equity One ‡ (A)	11,313	240
Evercore Partners, Cl A	12,370	552
Federated Investors, Cl B (A)	7,462	203
First American Financial	5,100	107
First Commonwealth Financial	34,300	251
First Financial Holdings	4,096	220
First Horizon National (A)	26,387	292
First Industrial Realty Trust ‡	2,600	39
First Interstate Bancsystem, Cl A	4,952	113
First Midwest Bancorp	28,537	429
First NBC Bank Holding *	5,929	139
FirstMerit	6,021	127
Forestar Group *	900	18
Fulton Financial	38,950	471
Geo Group ‡	7,900	247
Glimcher Realty Trust ‡	38,000	376

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap II

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Government Properties Income Trust ‡	1,800	$42
Hancock Holding	11,856	381
Hanmi Financial	6,410	105
Hanover Insurance Group	17,356	925
HCI Group	2,600	91
Healthcare Realty Trust ‡	2,600	58
Home BancShares	2,900	74
HomeStreet	2,800	55
Horace Mann Educators	34,808	917
Iberiabank	21,747	1,138
Infinity Property & Casualty	9,424	570
Inland Real Estate ‡	52,100	511
Investment Technology Group	19,300	328
Investors Bancorp	8,137	169
Jones Lang LaSalle	4,121	339
Lexington Realty Trust ‡ (A)	27,629	324
LTC Properties ‡	5,400	191
MarketAxess Holdings	3,868	196
Medical Properties Trust ‡	44,090	509
MFA Mortgage Investments ‡	37,647	271
Mid-America Apartment Communities ‡ (A)	4,238	261
Montpelier Re Holdings	10,500	261
National Health Investors ‡	900	49
National Penn Bancshares	13,553	136
NBT Bancorp (A)	14,700	315
Nelnet, Cl A	14,200	538
OFG Bancorp (A)	7,886	135
Oritani Financial	11,400	177
PacWest Bancorp (A)	13,960	464
Pebblebrook Hotel Trust ‡	13,439	344
PennantPark Investment	13,600	151
Pinnacle Financial Partners	6,500	182
Piper Jaffray *	10,300	335
Platinum Underwriters Holdings	20,295	1,173
Potlatch ‡	3,400	131
Primerica	6,600	245
ProAssurance	5,944	280
Prospect Capital	7,400	82
Provident Financial Services	13,600	220
PS Business Parks ‡	2,400	174
Ramco-Gershenson Properties ‡	31,600	458
Reinsurance Group of America, Cl A	3,897	253
Retail Opportunity Investments ‡	2,900	37
RLJ Lodging Trust ‡	8,000	184
Sabra Health Care ‡	15,000	332
Signature Bank NY	4,800	421
Solar Capital	3,600	79
Sovran Self Storage ‡	2,000	132
STAG Industrial ‡	13,200	264
Sterling Financial	1,931	47
Stewart Information Services	2,672	82
Stifel Financial * (A)	11,010	441
Sun Communities ‡ (A)	8,140	350
Susquehanna Bancshares	57,997	731
SVB Financial Group	4,922	407
Symetra Financial	9,600	166

Description	Shares	Market Value ($ Thousands)

Synovus Financial	24,165	$77
TCF Financial (A)	16,018	225
TCP Capital	1,800	28
Texas Capital Bancshares *	10,008	441
TICC Capital (A)	34,500	333
Two Harbors Investment ‡	12,200	116
United Community Banks	1,900	28
ViewPoint Financial Group	12,600	251
Virtus Investment Partners *	400	70
Washington Federal	18,040	377
Webster Financial	21,230	562
Wilshire Bancorp	25,500	207

		35,470

Health Care — 12.1%
Acadia Healthcare *	31,500	1,207
Acorda Therapeutics	2,600	88
Addus HomeCare *	7,367	156
Akorn *	53,692	965
Align Technology	12,480	543
AMAG Pharmaceuticals *	2,000	47
Amedisys	9,900	161
AMN Healthcare Services *	3,400	46
Amsurg, Cl A	19,601	731
Analogic	8,910	665
Arqule	12,400	35
Array BioPharma *	17,500	98
ArthroCare	2,000	63
athenahealth (A)	4,876	514
BioScrip *	32,896	401
Cadence Pharmaceuticals *	9,677	53
Cambrex	500	7
Cantel Medical	9,750	253
Cardiovascular Systems *	1,400	29
Celldex Therapeutics	10,059	218
Centene *	8,154	466
Cepheid (A)	3,820	137
Charles River Laboratories International *	15,928	733
Clovis Oncology *	2,010	130
Computer Programs & Systems	2,000	110
CONMED	8,900	277
Coronado Biosciences * (A)	25,065	204
Cubist Pharmaceuticals	7,994	506
Depomed *	5,000	36
DexCom	17,098	462
Emergent Biosolutions	27,400	482
Endocyte * (A)	28,800	414
Endologix	16,595	263
Ensign Group	7,300	282
ExamWorks Group (A)	19,922	468
Five Star Quality Care *	17,716	92
Furiex Pharmaceuticals *	10,477	403
Gentiva Health Services	34,900	400
Greatbatch	2,900	98
GTx * (A)	6,000	9
Haemonetics *	6,950	277
HealthSouth	28,539	898
HeartWare International * (A)	5,070	398
HMS Holdings * (A)	22,037	551
Hyperion Therapeutics * (A)	7,343	179

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap II

August 31, 2013

Description	Shares	Market Value ($ Thousands)

ICON *	14,525	$531
ICU Medical	4,700	336
Impax Laboratories *	10,000	204
Intercept Pharmaceuticals *	2,980	136
Invacare	10,800	162
IPC The Hospitalist (A)	7,152	368
Ironwood Pharmaceuticals, Cl A * (A)	21,099	246
Isis Pharmaceuticals	6,537	169
Jazz Pharmaceuticals	6,270	550
Keryx Biopharmaceuticals * (A)	71,104	607
LHC Group	9,900	224
Masimo	18,630	461
MEDNAX	5,762	561
MiMedx Group * (A)	4,500	28
Momenta Pharmaceuticals *	11,100	156
MWI Veterinary Supply *	1,100	167
Neurocrine Biosciences *	8,300	121
NewLink Genetics (A)	10,004	173
Orexigen Therapeutics * (A)	33,301	228
Orthofix International	8,600	190
Pacira Pharmaceuticals *	14,450	523
PAREXEL International	18,259	848
PDL BioPharma (A)	38,000	302
PerkinElmer	7,939	286
Pharmacyclics *	1,380	154
PharMerica	20,100	247
Pozen *	12,900	67
Prosensa Holding *	7,508	171
Providence Service *	5,508	148
Puma Biotechnology * (A)	5,909	299
Repligen *	12,907	126
Repros Therapeutics *	6,131	130
Rigel Pharmaceuticals *	33,100	104
Santarus *	15,700	354
Sciclone Pharmaceuticals *	38,400	202
Select Medical Holdings	14,400	122
Sirona Dental Systems	5,480	355
Spectranetics	21,672	342
STERIS	1,300	53
SurModics *	900	18
Symmetry Medical *	5,700	45
Synageva BioPharma (A)	2,930	137
Team Health Holdings	24,867	956
TearLab * (A)	12,352	162
Teleflex	2,238	172
TESARO *	10,658	369
Triple-S Management, Cl B *	1,300	24
WellCare Health Plans	5,235	333
West Pharmaceutical Services	700	52
XenoPort	12,800	63

		27,337

Industrials — 14.9%
AAON	1,200	28
AAR	3,060	77
Actuant, Cl A (A)	46,548	1,663
Advisory Board	4,112	225
Aegion, Cl A *	1,900	41
Aircastle	18,500	302
Albany International, Cl A	5,300	171

Description	Shares	Market Value ($ Thousands)

Altra Holdings	4,900	$122
American Science & Engineering	2,100	118
American Woodmark *	2,100	73
Apogee Enterprises	9,100	254
Astronics *	2,600	121
Atlas Air Worldwide Holdings *	600	28
Avis Budget Group *	10,352	277
Barrett Business Services	2,040	131
Beacon Roofing Supply	26,814	974
Carlisle	8,180	545
Chart Industries *	10,035	1,146
CIRCOR International	10,480	602
CLARCOR	6,583	353
Clean Harbors *	5,123	291
Coleman Cable	6,822	130
Con-way	10,880	453
Corporate Executive Board	9,389	609
Curtiss-Wright	17,996	752
Deluxe (A)	500	20
DigitalGlobe *	23,122	698
Dycom Industries	32,472	825
EMCOR Group	4,700	177
EnerNOC *	6,200	90
EnerSys	1,000	51
EnPro Industries (A)	3,197	182
Erickson Air-Crane * (A)	1,800	28
Esterline Technologies	7,930	605
Exponent	1,800	117
G&K Services, Cl A	14,600	751
General Cable	6,027	184
Genesee & Wyoming, Cl A	10,574	915
Gibraltar Industries *	7,836	101
H&E Equipment Services	16,040	386
Hexcel	28,479	1,013
Hyster-Yale Materials Handling	1,100	83
IDEX	9,330	554
Insperity	9,100	290
Interface, Cl A	32,534	575
John Bean Technologies	9,200	202
Kadant	3,989	124
KAR Auction Services	12,306	328
Kaydon	5,930	169
Kelly Services, Cl A	2,400	44
KEYW Holding * (A)	20,035	231
Kforce	18,400	299
Kirby *	7,592	611
Lincoln Electric Holdings	7,840	490
Lindsay Manufacturing (A)	3,873	294
Manitowoc (A)	19,910	398
MasTec (A)	17,970	571
Meritor *	7,200	54
Middleby *	3,115	579
Mine Safety Appliances	1,800	87
Mistras Group	1,200	22
Mobile Mini *	9,470	288
Mueller Industries	3,900	209
Mueller Water Products, Cl A	36,200	273
MYR Group *	16,600	364
Navigant Consulting *	10,600	145
Old Dominion Freight Line	5,512	239

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap II

August 31, 2013

Description	Shares	Market Value ($ Thousands)

On Assignment	15,610	$471
Orbital Sciences *	24,450	424
Orion Marine Group	13,510	133
PGT *	25,331	258
Pike Electric	10,311	114
PowerSecure International *	6,477	99
Primoris Services	8,600	193
RBC Bearings	6,310	377
Regal-Beloit	4,190	267
Resources Connection	11,800	144
RPX	2,100	33
Saia	16,200	486
SkyWest	7,600	98
Standex International	3,500	187
Steelcase, Cl A	45,469	660
Swift Transporation, Cl A	43,277	777
Taser International	29,000	338
Team *	4,968	194
Teledyne Technologies *	2,423	187
Terex	5,293	153
Tetra Tech *	12,563	286
Towers Watson, Cl A	3,045	250
Trex	5,630	249
Trimas	5,957	209
Triumph Group	4,831	348
TrueBlue	30,630	745
Tutor Perini	1,300	25
UniFirst	500	48
United Rentals (A)	10,510	576
US Ecology	14,454	406
USG (A)	16,047	375
Valmont Industries	3,470	468
Viad	800	18
WageWorks	7,428	310
Watts Water Technologies, Cl A	4,115	213
WESCO International (A)	2,249	166
Woodward Governor	9,523	367

		33,804

Information Technology — 17.2%
ACI Worldwide *	9,410	458
Actuate	22,500	156
Advanced Energy Industries *	14,500	264
Aruba Networks (A)	14,270	237
Aspen Technology *	41,596	1,391
ATMI *	2,400	59
AVG Technologies *	7,092	154
Belden	13,318	755
Benchmark Electronics	8,300	182
Blackhawk Network Holdings, Cl A * (A)	2,600	64
Blucora	10,100	202
Brooks Automation	3,500	31
CACI International, Cl A (A)	1,459	98
Cadence Design Systems (A)	28,918	389
CalAmp *	4,700	77
Calix *	21,800	280
Cardtronics	13,100	454
Cavium (A)	32,655	1,240
Ceva *	3,300	60
Ciena * (A)	28,481	567

Description	Shares	Market Value ($ Thousands)

Cognex	8,490	$484
Coherent	3,021	170
CommVault Systems *	4,965	416
comScore *	5,700	162
Comtech Telecommunications	2,485	60
Convergys	12,886	227
Cornerstone OnDemand	635	33
CoStar Group	8,594	1,276
CSG Systems International	13,800	325
Cvent *	6,282	224
Dealertrack Technologies	27,951	1,107
Demandware	9,260	390
Diebold	6,161	174
Digital River *	8,000	138
EarthLink	23,500	116
Electronics for Imaging	13,190	386
Ellie Mae (A)	24,477	711
Emulex	33,057	238
Entegris *	40,590	382
Envestnet	16,997	470
EPAM Systems *	15,730	503
ExlService Holdings	550	15
Extreme Networks	22,700	85
Fabrinet	7,000	98
Fairchild Semiconductor International, Cl A	54,696	668
FleetMatics Group	14,040	694
FormFactor	35,900	218
Global Cash Access Holdings	36,800	283
Guidewire Software	23,557	1,083
Harmonic *	33,400	236
Hittite Microwave *	8,217	503
Hutchinson Technology *	33,550	115
Immersion *	13,805	176
Imperva *	7,086	334
Infinera * (A)	37,220	345
Infoblox *	30,732	1,073
Insight Enterprises *	16,000	306
Interactive Intelligence Group *	9,137	538
Intermec	3,300	33
Internap Network Services *	40,699	297
InvenSense, Cl A * (A)	63,504	1,135
Ixia	13,051	189
Limelight Networks *	39,700	80
Liquidity Services * (A)	8,061	239
LogMeIn *	11,080	330
LTX-Credence *	7,200	29
Manhattan Associates	4,550	398
Mentor Graphics	31,410	696
Methode Electronics	2,000	48
MKS Instruments	8,232	206
Monotype Imaging Holdings	3,300	85
Move	27,300	396
Netscout Systems *	3,700	92
Newport *	1,000	15
NQ Mobile ADR * (A)	11,466	194
OSI Systems *	15,216	1,106
Pandora Media (A)	17,300	319
Photronics *	11,600	84
PLX Technology *	1,200	6

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap II

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Power Integrations	8,645	$451
PROS Holdings *	1,900	62
PTC *	34,325	895
Quantum * (A)	30,300	44
Responsys	31,230	448
RF Micro Devices	64,617	320
Rosetta Stone *	3,000	46
Sanmina *	9,100	148
Sapient *	5,200	78
Silicon Graphics International *	6,955	102
Silicon Image *	19,300	105
Silicon Laboratories	9,630	373
Sonus Networks	105,702	365
Spansion, Cl A *	10,200	106
SPS Commerce	9,246	576
Stamps.com *	5,645	236
Sykes Enterprises *	16,733	285
Synaptics	11,190	433
Tableau Software, Cl A *	2,734	198
Tangoe (A)	44,527	926
TeleTech Holdings	2,600	64
Tellabs	126,800	281
Teradyne (A)	23,630	363
Textura *	9,466	359
Travelzoo	2,200	59
Tremor Video *	40,414	322
Trulia (A)	10,050	417
Ultimate Software Group	6,603	926
Unisys	5,100	128
United Online	42,100	330
Valueclick	5,700	121
Veeco Instruments	12,181	428
Virtusa	1,200	32
Vocus *	10,900	101
Volterra Semiconductor	4,200	96
WEX	7,960	637
Zebra Technologies, Cl A	4,216	192

		38,910

Materials — 3.0%
A. Schulman	12,800	345
AEP Industries *	300	23
Allegheny Technologies	6,558	175
AM Castle *	5,800	92
Boise	8,700	74
Century Aluminum	12,484	98
Chemtura *	6,500	143
Clearwater Paper	1,000	48
Cytec Industries	2,246	168
Ferro	14,600	107
Flotek Industries *	20,380	403
FutureFuel	1,600	26
Greif, Cl A	4,381	236
H.B. Fuller	16,498	615
Haynes International	700	31
Headwaters *	8,000	69
Innophos Holdings	5,161	253
Innospec	9,100	372
Koppers Holdings	3,700	143
Minerals Technologies	14,190	630
Noranda Aluminum Holding	52,400	143

Description	Shares	Market Value ($ Thousands)

OM Group *	800	$23
Owens-Illinois	7,975	226
PolyOne	42,170	1,139
Quaker Chemical	1,500	100
RTI International Metals (A)	6,727	208
Scotts Miracle-Gro, Cl A (A)	4,393	232
Sensient Technologies	4,634	192
Silgan Holdings	3,827	181
SunCoke Energy *	12,600	198
Tredegar	900	20
Worthington Industries	3,700	123

		6,836

Telecommunication Services — 0.1%
IDT, Cl B	3,300	55
magicJack VocalTec	5,200	73

		128

Utilities — 1.6%
ALLETE	9,840	465
American States Water	5,400	284
Avista	100	3
California Water Service Group	13,700	273
Cleco	4,577	207
Great Plains Energy	22,408	491
IDACORP	5,144	246
Otter Tail	5,600	147
Portland General Electric	31,467	907
UIL Holdings (A)	13,750	519
UNS Energy	1,400	64
Westar Energy	2,481	77

		3,683

Total Common Stock (Cost $159,983) ($ Thousands)		195,437

EXCHANGE TRADED FUNDS (A) — 1.0%
iShares Russell 2000 ETF	6,079	610
iShares Russell 2000 Growth ETF	14,195	1,669

Total Exchange Traded Funds (Cost $2,001) ($ Thousands)		2,279

	Number Of Rights

RIGHTS — 0.0%
Biglari Holdings, Expires 09/19/2013 *	650	19

Total Rights (Cost $—) ($ Thousands)		19

AFFILIATED PARTNERSHIP — 15.4%
SEI Liquidity Fund, L.P.
0.080% ** † (B)	34,784,260	34,784

Total Affiliated Partnership (Cost $34,784) ($ Thousands)		34,784

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small Cap II

August 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 10.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	23,547,166	$23,547

Total Cash Equivalent (Cost $23,547) ($ Thousands)		23,547

U.S. TREASURY OBLIGATION (C)(D) — 0.5%
U.S. Treasury Bills
0.070%, 02/06/2014	$1,087	1,087

Total U.S. Treasury Obligation (Cost $1,087) ($ Thousands)		1,087

Total Investments — 113.7% (Cost $221,402) ($ Thousands) ††		$257,153

The open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	238	Sep-2013	$29

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $226,191 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $221,402 ($ Thousands), and the unrealized appreciation and depreciation were $39,723 ($ Thousands) and $(3,972) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $33,458 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2013 was $34,784 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

NY — New York

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$195,437	$—	$—	$195,437
Affiliated Partnership	34,784	—	—	34,784
Exchange Traded Funds	2,279	—	—	2,279
Rights	19	—	—	19
U.S. Treasury Obligation	—	1,087	—	1,087
Cash Equivalent	23,547	—	—	23,547

Total Investments in Securities	$256,066	$1,087	$—	$257,153

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation*	$29	$—	$—	$29

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Consumer Discretionary — 12.9%
Abercrombie & Fitch, Cl A	49,877	$1,761
AFC Enterprises *	43,700	1,789
American Eagle Outfitters	205,293	2,971
ANN *	112,947	3,919
Arctic Cat	15,109	811
Asbury Automotive Group *	47,126	2,315
Autoliv (A)	36,100	2,923
Beazer Homes USA * (A)	85,375	1,446
Belo, Cl A	75,839	1,072
Big Lots *	92,400	3,273
BJ’s Restaurants * (A)	34,757	1,086
Bloomin’ Brands *	166,524	3,747
Body Central *	81,455	492
Bravo Brio Restaurant Group *	16,300	244
Bright Horizons Family Solutions *	75,990	2,767
Brinker International	12,600	504
Brunswick	157,428	5,724
Buffalo Wild Wings *	22,031	2,289
Cabela’s *	45,370	2,973
Callaway Golf (A)	120,399	833
Capella Education *	20,650	1,122
Carter’s	78,246	5,762
Cato, Cl A	46,500	1,170
CEC Entertainment	20,800	842
Children’s Place Retail Stores *	19,160	1,019
Columbia Sportswear (A)	9,799	555
Conn’s * (A)	52,997	3,530
Core-Mark Holding	11,084	699
CST Brands * (A)	5,800	171
Dana Holdings	343,337	7,196
Darden Restaurants	30,144	1,393
Deckers Outdoor * (A)	18,782	1,103
Destination XL Group *	61,700	373
Dick’s Sporting Goods (A)	28,470	1,321
Dillard’s, Cl A	25,000	1,906
Dollar General *	33,403	1,803
Dorman Products * (A)	41,899	2,105
DR Horton (A)	170,115	3,037
DSW, Cl A	33,020	2,843
Dunkin’ Brands Group (A)	29,440	1,269
Ethan Allen Interiors (A)	31,648	825
Express *	150,887	3,167
Five Below * (A)	93,057	3,420
Francesca’s Holdings * (A)	176,048	4,246
GameStop, Cl A (A)	88,631	4,450
Gannett	218,334	5,260
Genesco *	15,465	954
Gildan Activewear, Cl A	68,094	3,002
Grand Canyon Education *	61,268	2,114
Harley-Davidson (A)	24,616	1,476
Harman International Industries	27,700	1,773
Hasbro (A)	28,288	1,289
Hibbett Sports * (A)	107,008	5,543
HomeAway * (A)	199,234	6,284
HSN	59,469	3,203
Ignite Restaurant Group *	9,300	139
Imax * (A)	197,718	5,425
International Game Technology	114,900	2,170
Interpublic Group	71,554	1,125
iRobot * (A)	46,560	1,521

Description	Shares	Market Value ($ Thousands)

Jack in the Box *	56,667	$2,238
Jones Group	11,700	172
K12 * (A)	10,700	389
Krispy Kreme Doughnuts *	78,972	1,557
La-Z-Boy, Cl Z	98,440	2,093
Lear	31,200	2,145
Libbey *	57,900	1,373
Life Time Fitness * (A)	80,183	4,008
LKQ *	91,031	2,662
Lumber Liquidators Holdings * (A)	49,303	4,902
Matthews International, Cl A (A)	41,310	1,524
Mattress Firm Holding * (A)	60,173	2,473
MDC Partners, Cl A	51,500	1,153
Men’s Wearhouse	41,912	1,578
Meredith (A)	24,315	1,046
Monro Muffler (A)	89,403	3,958
National CineMedia	311,141	5,594
Newell Rubbermaid	59,556	1,507
Oxford Industries (A)	15,114	938
Pep Boys-Manny Moe & Jack *	67,365	757
PetSmart	21,054	1,483
Pier 1 Imports (A)	211,565	4,637
Polaris Industries (A)	33,995	3,713
Quiksilver * (A)	303,002	1,500
Red Robin Gourmet Burgers *	33,717	2,187
Regis (A)	75,336	1,189
Rent-A-Center, Cl A (A)	37,700	1,414
Restoration Hardware Holdings *	42,788	2,975
Ryland Group (A)	87,895	3,061
Sally Beauty Holdings *	208,027	5,436
Samsonite International	720,690	1,868
Scholastic (A)	45,700	1,349
Scientific Games, Cl A *	53,715	768
Shutterfly *	108,599	5,643
Six Flags Entertainment	52,776	1,742
Skechers U.S.A., Cl A *	98,478	3,026
SodaStream International * (A)	21,169	1,323
Stage Stores	43,100	803
Standard Pacific * (A)	313,275	2,237
Steven Madden *	44,212	2,387
Taylor Morrison Home, Cl A *	131,548	2,711
Tenneco *	66,314	3,059
TRW Automotive Holdings *	43,600	3,012
Ulta Salon Cosmetics & Fragrance *	19,974	1,982
Vail Resorts (A)	12,480	849
Vera Bradley * (A)	37,651	740
Visteon *	20,000	1,432
Vitamin Shoppe *	52,390	2,207
Whirlpool	14,600	1,878
Wolverine World Wide (A)	96,519	5,429
Wyndham Worldwide	68,587	4,071
Zumiez * (A)	62,277	1,663

		259,385

Consumer Staples — 2.6%
Casey’s General Stores	105,481	6,955
Central Garden and Pet, Cl A *	35,204	220
Chefs’ Warehouse * (A)	67,122	1,550
Chiquita Brands International *	113,900	1,404
Coca-Cola Enterprises	32,095	1,200
Darling International *	194,563	3,936

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Dole Food *	24,900	$342
Elizabeth Arden *	46,244	1,606
Energizer Holdings	15,300	1,512
Fresh Del Monte Produce	57,800	1,668
Fresh Market *	47,693	2,328
Hain Celestial Group * (A)	28,586	2,338
Ingredion	43,396	2,731
J&J Snack Foods	12,985	999
JM Smucker	11,624	1,234
Kroger	48,428	1,772
Molson Coors Brewing, Cl B	32,650	1,593
Omega Protein *	90,700	812
Pantry *	57,082	651
Prestige Brands Holdings *	18,897	614
Safeway (A)	126,400	3,274
Snyders-Lance	23,226	625
Spartan Stores	51,897	1,067
Spectrum Brands Holdings	48,094	2,912
Sprouts Farmers Market *	8,768	324
SUPERVALU * (A)	94,000	674
Sysco (A)	41,650	1,334
TreeHouse Foods *	14,980	974
USANA Health Sciences *	16,700	1,268
Weis Markets	17,700	832
WhiteWave Foods, Cl A * (A)	146,680	2,804

		51,553

Energy — 5.7%
Alberta Oilsands *	1,600,500	197
Approach Resources * (A)	51,000	1,188
Athlon Energy *	110,294	3,066
Bill Barrett * (A)	20,500	441
Bonanza Creek Energy *	20,820	827
Comstock Resources	16,500	241
Core Laboratories (A)	17,191	2,604
CVR Energy (A)	16,500	707
Delek US Holdings	36,800	915
Diamondback Energy *	54,528	2,194
Dresser-Rand Group *	90,726	5,529
Dril-Quip *	48,132	4,910
Emerald Oil *	105,489	688
EPL Oil & Gas *	50,300	1,702
EQT	20,136	1,726
Exterran Holdings *	26,730	733
Forum Energy Technologies * (A)	138,961	3,637
Geospace Technologies *	28,872	2,014
Goodrich Petroleum * (A)	33,359	716
Gulfmark Offshore, Cl A (A)	24,251	1,115
Gulfport Energy *	72,987	4,306
Helix Energy Solutions Group *	168,163	4,209
Helmerich & Payne (A)	49,700	3,133
Hornbeck Offshore Services *	21,859	1,191
Key Energy Services *	105,374	703
Kinder Morgan Escrow *	646	—
Kodiak Oil & Gas * (A)	312,633	3,123
Laredo Petroleum Holdings * (A)	79,747	2,094
Matador Resources * (A)	104,733	1,774
McDermott International *	234,450	1,758
Nabors Industries	123,689	1,905
Newfield Exploration *	73,474	1,750
Newpark Resources * (A)	108,900	1,212

Description	Shares	Market Value ($ Thousands)

Nuverra Environmental Solutions * (A)	194,900	$448
Oasis Petroleum *	120,361	4,718
Oceaneering International	6,340	492
Oil States International *	13,933	1,243
Painted Pony Petroleum *	195,680	1,445
Parker Drilling *	301,100	1,728
Patterson-UTI Energy	95,906	1,879
PDC Energy * (A)	94,764	5,438
Pioneer Energy Services *	176,728	1,195
Pioneer Natural Resources	11,238	1,966
Range Resources	12,672	950
Rex Energy * (A)	110,600	2,301
Rosetta Resources *	110,240	5,129
Scorpio Tankers (A)	146,100	1,378
SemGroup, Cl A	37,051	1,961
Spectra Energy	60,151	1,992
StealthGas * (A)	68,200	605
Superior Energy Services *	117,700	2,891
Swift Energy * (A)	60,741	685
Targa Resources	18,149	1,236
Tesoro	58,000	2,673
TETRA Technologies *	99,415	1,168
Triangle Petroleum *	36,700	244
Trican Well Service	145,340	2,040
USEC * (A)	2,443	40
W&T Offshore (A)	75,400	1,165
Western Refining (A)	91,500	2,684
World Fuel Services	65,031	2,481

		114,483

Financials — 20.1%
1st Source	800	21
Acadia Realty Trust ‡	46,430	1,083
Affiliated Managers Group *	10,240	1,785
Alexandria Real Estate Equities ‡	43,502	2,683
Allied World Assurance Holdings	15,000	1,376
Allstate	32,044	1,536
American Assets Trust ‡	34,610	1,025
American Campus Communities ‡	47,340	1,577
American Capital Mortgage Investment ‡	16,400	329
American Equity Investment Life Holding (A)	56,400	1,117
American Financial Group	140,170	7,223
Ameriprise Financial	56,459	4,864
Amtrust Financial Services (A)	66,809	2,386
Apartment Investment & Management, Cl A ‡	86,608	2,384
Arch Capital Group * (A)	93,687	4,994
Ares Capital	43,000	756
Artisan Partners Asset Management, Cl A	2,133	102
Aspen Insurance Holdings	34,400	1,224
Associated Banc	73,700	1,175
Assured Guaranty	116,434	2,316
AvalonBay Communities ‡	20,663	2,560
Banco Latinoamericano de Comercio Exterior, Cl E	84,745	2,041
Bancorpsouth (A)	294,500	5,707
Bank of the Ozarks	49,420	2,243

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

BankUnited	65,575	$1,938
Banner	83,686	2,867
Berkshire Hills Bancorp	4,598	114
BioMed Realty Trust ‡ (A)	94,550	1,741
Boston Private Financial Holdings	184,719	1,888
Boston Properties ‡	20,950	2,147
Brandywine Realty Trust ‡	142,700	1,829
Calamos Asset Management, Cl A	41,900	416
Campus Crest Communities ‡	75,600	800
Cardinal Financial	31,364	516
CBL & Associates Properties ‡	111,064	2,132
Central Pacific Financial	64,800	1,101
Chimera Investment ‡	245,200	721
CNA Financial	54,600	1,926
CNO Financial Group	616,450	8,378
CoBiz Financial	103,370	926
Cole Real Estate Investment ‡	142,581	1,574
Colonial Properties Trust ‡	21,800	482
Commerce Bancshares	1	—
CommonWealth ‡	67,750	1,663
Community Trust Bancorp	15,687	592
CoreSite Realty ‡	25,005	761
CubeSmart ‡	150,011	2,498
Customers Bancorp * (A)	16,000	262
CYS Investments ‡	125,100	961
DDR ‡ (A)	231,492	3,593
DiamondRock Hospitality ‡	277,060	2,685
Dime Community Bancshares	50,900	810
Douglas Emmett ‡	47,900	1,106
Duke Realty ‡	49,750	726
Eagle Bancorp * (A)	101,901	2,596
East West Bancorp	121,825	3,561
EastGroup Properties ‡	46,400	2,608
Eaton Vance (A)	58,446	2,253
Education Realty Trust ‡	211,937	1,821
Employers Holdings	93,807	2,487
Endurance Specialty Holdings	64,172	3,216
Equity One ‡ (A)	54,448	1,158
Equity Residential ‡	82,800	4,297
Essex Property Trust ‡	5,100	731
Everest Re Group	19,700	2,698
Extra Space Storage ‡	11,500	474
FBR *	37,933	1,017
Federal Realty Investment Trust ‡	5,550	540
Federated Investors, Cl B (A)	35,914	975
FelCor Lodging Trust ‡ *	60,100	331
Fidelity National Financial, Cl A (A)	83,402	1,978
Fifth Third Bancorp	125,669	2,298
Financial Engines (A)	101,877	5,445
First BanCorp *	455,730	2,912
First Financial Holdings	17,682	952
First Horizon National (A)	490,823	5,428
First Midwest Bancorp	148,116	2,226
First NBC Bank Holding *	28,530	671
First Niagara Financial Group	525,507	5,308
FirstMerit	28,974	613
Flushing Financial	66,600	1,192
Forest City Enterprises, Cl A * (A)	50,845	910

Description	Shares	Market Value ($ Thousands)

Forestar Group *	27,220	$544
Fulton Financial	93,546	1,131
FXCM, Cl A	64,374	1,223
General Growth Properties ‡	121,070	2,322
Genworth Financial, Cl A *	298,487	3,522
Geo Group ‡	21,800	680
Government Properties Income Trust ‡	13,300	311
Great American Group *	48,400	13
Hancock Holding	102,128	3,283
Hanover Insurance Group	67,775	3,610
Hartford Financial Services Group (A)	63,721	1,886
HCP ‡	81,150	3,305
Health Care ‡	40,250	2,473
Highwoods Properties ‡ (A)	36,040	1,217
Home Loan Servicing Solutions	31,200	712
Horace Mann Educators	128,273	3,381
Hospitality Properties Trust ‡	89,900	2,429
Host Hotels & Resorts ‡	231,828	3,948
Huntington Bancshares	757,273	6,240
Iberiabank	56,704	2,968
Infinity Property & Casualty	23,699	1,434
Inland Real Estate ‡	138,600	1,360
International Bancshares	47,046	1,031
Investment Technology Group *	164,273	2,793
Investors Bancorp	39,163	815
Janus Capital Group (A)	341,078	2,851
Jones Lang LaSalle	40,920	3,365
Kennedy-Wilson Holdings	95,600	1,763
KeyCorp	454,691	5,306
Kimco Realty ‡	55,750	1,117
LaSalle Hotel Properties ‡	32,030	850
Lexington Realty Trust ‡ (A)	621,366	7,282
Lincoln National	51,900	2,182
LPL Financial Holdings	99,593	3,663
Macerich ‡	43,048	2,423
Mack-Cali Realty ‡	31,200	674
Maiden Holdings	105,400	1,379
MarketAxess Holdings	59,151	3,003
Meadowbrook Insurance Group	330,400	1,976
Medical Properties Trust ‡	192,376	2,222
MFA Mortgage Investments ‡	424,690	3,058
Mid-America Apartment Communities ‡ (A)	20,395	1,258
Montpelier Re Holdings	75,900	1,886
MSCI, Cl A *	65,077	2,441
National Penn Bancshares (A)	271,402	2,725
Nelnet, Cl A	85,100	3,224
Northfield Bancorp	66,063	793
NorthStar Realty Finance ‡ (A)	353,077	3,093
Ocwen Financial *	21,200	1,069
OFG Bancorp (A)	115,654	1,987
Old National Bancorp	62,495	821
OmniAmerican Bancorp *	13,800	314
PacWest Bancorp (A)	90,409	3,006
PartnerRe	41,123	3,584
Pebblebrook Hotel Trust ‡	124,949	3,199
Pennsylvania ‡	153,974	2,856
Platinum Underwriters Holdings	24,041	1,389
Popular *	197,913	6,147

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Post Properties ‡	15,810	$715
Potlatch ‡	23,530	907
ProAssurance	53,430	2,519
Prologis ‡	117,259	4,132
Prosperity Bancshares (A)	24,545	1,468
Public Storage ‡	22,028	3,363
Radian Group (A)	89,445	1,212
RAIT Financial Trust ‡	22,999	142
Regency Centers ‡	27,150	1,291
Regions Financial	213,300	2,005
Reinsurance Group of America, Cl A	62,739	4,066
Republic Bancorp, Cl A (A)	37,026	978
RLJ Lodging Trust ‡	51,800	1,190
Safeguard Scientifics *	76,035	1,106
Selective Insurance Group	51,455	1,180
Signature Bank NY *	24,120	2,116
Simon Property Group ‡	44,829	6,528
SL Green Realty ‡ (A)	12,150	1,059
Southside Bancshares (A)	39,823	991
StanCorp Financial Group (A)	36,700	1,920
Starwood Property Trust ‡	24,600	613
Sterling Financial	109,079	2,640
Stifel Financial * (A)	55,320	2,214
Sunstone Hotel Investors ‡	341,313	4,106
SunTrust Banks	62,121	1,989
Susquehanna Bancshares	394,583	4,976
SVB Financial Group * (A)	67,239	5,567
Synovus Financial	1,142,579	3,645
Taubman Centers ‡	8,750	590
TCF Financial (A)	166,216	2,335
THL Credit	26,000	408
Tower Group International (A)	70,038	990
Two Harbors Investment ‡	38,500	366
UDR ‡	75,400	1,703
United Community Banks *	47,100	687
Unum Group (A)	134,512	3,972
Validus Holdings	52,900	1,831
Ventas ‡	35,800	2,229
ViewPoint Financial Group	30,600	609
Virtus Investment Partners *	9,380	1,635
Vornado Realty Trust ‡	27,900	2,268
Waddell & Reed Financial, Cl A	60,883	2,899
Webster Financial	41,045	1,086
Weingarten Realty Investors ‡ (A)	20,500	589
WesBanco	53,800	1,544
Western Alliance Bancorp *	289,013	4,731
Willis Group Holdings	41,658	1,720
Winthrop Realty Trust ‡	116,400	1,383
WisdomTree Investments *	125,520	1,406
WSFS Financial	33,087	1,972
Zions Bancorporation (A)	263,896	7,381

		404,865

Health Care — 11.0%
Acadia Healthcare * (A)	211,848	8,120
Accuray * (A)	246,700	1,633
Akorn *	149,663	2,689
Alere *	31,800	991
Algeta *	45,642	1,920
Align Technology *	62,690	2,730
Alkermes *	35,853	1,138
AmerisourceBergen	21,999	1,252

Description	Shares	Market Value ($ Thousands)

Amsurg, Cl A *	36,945	$1,378
Arena Pharmaceuticals * (A)	147,500	946
Ariad Pharmaceuticals *	56,223	1,046
athenahealth * (A)	44,589	4,704
BioMarin Pharmaceutical *	27,422	1,795
BioScrip *	142,018	1,733
CareFusion *	49,646	1,780
Celldex Therapeutics *	50,993	1,108
Centene *	35,230	2,013
Cepheid * (A)	19,160	686
Charles River Laboratories International *	109,758	5,054
Clovis Oncology *	10,075	650
Community Health Systems * (A)	81,293	3,191
CONMED	30,405	945
Coronado Biosciences * (A)	116,106	946
Covance *	41,951	3,400
Cross Country Healthcare *	21,800	123
Cubist Pharmaceuticals *	82,609	5,234
Dentsply International	39,830	1,673
DexCom *	173,831	4,702
Endo Health Solutions * (A)	72,026	2,960
Endologix * (A)	238,460	3,772
Ensign Group	28,800	1,113
Envision Healthcare Holdings *	53,340	1,400
ExamWorks Group * (A)	86,076	2,023
Exelixis * (A)	216,320	1,084
Furiex Pharmaceuticals *	45,248	1,740
Greatbatch *	35,070	1,191
Haemonetics *	30,016	1,196
Health Net *	80,867	2,441
HealthSouth	223,903	7,044
HeartWare International * (A)	54,108	4,253
Hill-Rom Holdings	20,700	707
HMS Holdings * (A)	120,123	3,002
Hologic *	127,472	2,720
Humana	24,900	2,293
Hyperion Therapeutics * (A)	67,045	1,635
ICON *	72,947	2,665
Idexx Laboratories * (A)	24,778	2,325
ImmunoGen * (A)	89,500	1,432
Incyte *	98,552	3,340
Insulet * (A)	70,280	2,343
Intercept Pharmaceuticals *	14,952	684
Invacare	12,300	185
IPC The Hospitalist * (A)	35,949	1,849
Ironwood Pharmaceuticals, Cl A * (A)	283,327	3,301
Isis Pharmaceuticals * (A)	32,831	848
Jazz Pharmaceuticals *	31,530	2,765
Keryx Biopharmaceuticals * (A)	307,201	2,620
Kindred Healthcare	76,300	1,122
LifePoint Hospitals *	20,900	945
Magellan Health Services *	43,867	2,466
Masimo *	105,847	2,619
Medical Action Industries *	29,300	150
Medicines *	59,970	1,896
Medivation *	22,214	1,256
MEDNAX * (A)	60,257	5,867
Mettler Toledo International * (A)	6,474	1,426
Momenta Pharmaceuticals *	44,740	630
Natus Medical *	30,300	398

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

NewLink Genetics * (A)	43,203	$748
NPS Pharmaceuticals *	147,437	3,701
Orexigen Therapeutics * (A)	143,770	986
Pacira Pharmaceuticals *	108,263	3,921
PAREXEL International * (A)	85,246	3,958
Patterson	33,884	1,351
PDL BioPharma (A)	117,800	935
PerkinElmer	38,201	1,374
Pharmacyclics *	21,894	2,441
PharMerica *	51,500	633
Prosensa Holding * (A)	32,424	738
Puma Biotechnology * (A)	17,623	892
Quest Diagnostics	29,660	1,739
Questcor Pharmaceuticals (A)	22,600	1,507
Quidel * (A)	60,902	1,615
Repros Therapeutics *	30,820	652
Salix Pharmaceuticals *	43,520	2,913
Sciclone Pharmaceuticals *	183,521	963
Seattle Genetics * (A)	77,971	3,306
Select Medical Holdings	143,000	1,211
Sirona Dental Systems *	27,530	1,783
Skilled Healthcare Group, Cl A * (A)	98,400	476
Spectranetics *	93,594	1,478
Symmetry Medical *	87,100	684
Synageva BioPharma * (A)	37,636	1,766
Team Health Holdings *	123,513	4,747
TearLab * (A)	62,036	815
Techne (A)	39,109	3,031
Teleflex	10,772	830
TESARO *	40,499	1,400
Trinity Biotech ADR	6,300	120
United Therapeutics *	39,800	2,822
Universal Health Services, Cl B	70,702	4,790
Varian Medical Systems * (A)	32,192	2,268
VCA Antech *	72,125	1,968
Volcano * (A)	61,422	1,316
WellCare Health Plans *	116,897	7,443

		220,607

Industrials — 17.2%
AAR	47,800	1,199
ACCO Brands * (A)	70,400	464
Actuant, Cl A (A)	201,823	7,209
Acuity Brands (A)	30,640	2,620
Advisory Board *	17,769	973
Aegean Marine Petroleum Network	41,000	375
AGCO	67,600	3,823
Air Transport Services Group *	105,000	673
Aircastle	119,900	1,954
Alliant Techsystems	29,500	2,855
Altra Holdings	134,100	3,332
AMERCO *	13,118	2,146
Apogee Enterprises	82,412	2,300
Applied Industrial Technologies	65,737	3,130
Armstrong World Industries *	76,404	3,710
Avis Budget Group *	152,952	4,094
BE Aerospace *	47,336	3,228
Beacon Roofing Supply *	67,958	2,469
Briggs & Stratton (A)	137,527	2,625
Brink’s	30,700	793
Carlisle	41,080	2,736
Chart Industries *	31,399	3,585

Description	Shares	Market Value ($ Thousands)

Cintas	33,707	$1,610
CIRCOR International	23,560	1,355
CLARCOR	28,413	1,522
Clean Harbors * (A)	117,750	6,692
Colfax *	38,518	2,006
Consolidated Graphics *	26,200	1,402
Con-way	72,223	3,004
Corporate Executive Board	59,397	3,851
Curtiss-Wright	24,956	1,042
Deluxe (A)	123,206	4,848
DigitalGlobe *	195,381	5,901
Dover	21,877	1,861
Dycom Industries *	244,577	6,215
EMCOR Group	128,649	4,836
Engility Holdings	6,300	212
EnPro Industries * (A)	15,382	877
Esterline Technologies *	54,189	4,134
Expeditors International of Washington	67,480	2,737
Flow International *	94,600	319
Fluor	28,237	1,791
FTI Consulting * (A)	49,621	1,659
G&K Services, Cl A	61,616	3,170
Generac Holdings * (A)	86,237	3,414
General Cable (A)	29,009	886
Genesee & Wyoming, Cl A *	90,805	7,862
Global Power Equipment Group (A)	37,300	693
GrafTech International * (A)	503,855	3,940
Great Lakes Dredge & Dock	127,200	856
HD Supply Holdings *	109,626	2,493
Heico, Cl A	111,178	5,145
Hertz Global Holdings *	131,250	3,154
Hexcel *	209,450	7,450
ICF International *	17,000	559
IDEX (A)	46,860	2,782
Interface, Cl A	213,801	3,776
JetBlue Airways * (A)	171,500	1,055
Joy Global (A)	17,327	851
Kadant	78,027	2,424
KAR Auction Services	75,022	1,999
Kaydon	28,533	812
Kennametal	102,645	4,365
KEYW Holding * (A)	100,667	1,162
Kirby * (A)	38,135	3,067
L-3 Communications Holdings	31,900	2,882
Landstar System	55,802	3,050
Lincoln Electric Holdings	39,360	2,461
Lindsay Manufacturing (A)	16,654	1,266
Lydall *	49,700	772
Middleby *	15,660	2,912
Mobile Mini *	40,900	1,243
Moog, Cl A *	89,316	4,537
MRC Global *	15,300	402
MSC Industrial Direct, Cl A	35,897	2,728
MYR Group *	34,800	763
Navistar International * (A)	80,890	2,772
NN	85,100	1,175
Nordson	36,928	2,461
Northwest Pipe *	31,785	907
Old Dominion Freight Line *	215,671	9,364
On Assignment *	78,155	2,358
Orion Marine Group * (A)	111,105	1,091
Oshkosh Truck *	51,500	2,313

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Owens Corning *	169,120	$6,332
Parker Hannifin	18,599	1,859
Performant Financial *	87,846	951
Pitney Bowes (A)	113,500	1,852
Polypore International * (A)	124,264	5,312
Primoris Services	125,319	2,817
Rand Logistics * (A)	20,200	106
RBC Bearings *	31,694	1,893
Regal-Beloit	100,918	6,428
Ritchie Bros Auctioneers (A)	107,586	1,993
Rollins	44,491	1,101
Ryder System	24,400	1,357
Sensata Technologies Holding * (A)	158,851	5,922
Simpson Manufacturing (A)	38,960	1,218
SkyWest	49,700	641
Spirit Aerosystems Holdings, Cl A *	142,797	3,224
Spirit Airlines *	110,387	3,441
Standard Parking *	54,268	1,207
Stanley Black & Decker	23,174	1,976
Steelcase, Cl A	158,360	2,299
Swift Transporation, Cl A *	153,593	2,759
TAL International Group (A)	26,500	1,134
Team *	23,904	932
Teledyne Technologies *	44,607	3,442
Tennant	48,520	2,493
Terex *	101,681	2,949
Tetra Tech *	60,449	1,377
Textron (A)	117,703	3,171
Timken	75,112	4,211
Titan Machinery * (A)	30,800	541
TMS International, Cl A	40,600	707
Towers Watson, Cl A	34,801	2,862
TransDigm Group *	21,637	2,964
Trimas *	28,665	1,007
Trinity Industries	41,500	1,752
Triumph Group	23,244	1,673
TrueBlue *	235,923	5,738
Tutor Perini *	85,500	1,640
United Rentals * (A)	52,780	2,891
URS (A)	58,900	2,917
US Airways Group * (A)	10,800	174
US Ecology	62,395	1,753
USG * (A)	69,281	1,617
Valmont Industries	17,432	2,353
Wabash National *	34,900	364
Wabtec	66,511	3,892
WageWorks *	129,543	5,407
Watts Water Technologies, Cl A (A)	19,801	1,026
Werner Enterprises	47,940	1,105
WESCO International * (A)	101,000	7,451
Xylem	65,786	1,630

		347,400

Information Technology — 18.3%
Acxiom	124,445	3,096
ADTRAN (A)	50,128	1,209
Advent Software	34,132	921
Amdocs	53,400	1,968
Angie’s List *	166,989	3,500
ARRIS Group *	135,992	2,131
Arrow Electronics	77,056	3,577

Description	Shares	Market Value ($ Thousands)

Aruba Networks * (A)	45,100	$750
Aspen Technology *	181,509	6,068
Atmel *	839,302	6,093
Avnet	34,300	1,323
Bankrate *	151,200	2,601
Belden	43,444	2,464
Benchmark Electronics *	81,800	1,797
Black Box	42,000	1,116
Blackbaud	156,707	5,645
Broadridge Financial Solutions	127,745	3,802
Brocade Communications Systems *	228,700	1,692
CACI International, Cl A * (A)	21,768	1,467
Cadence Design Systems * (A)	772,503	10,406
Cavium * (A)	151,022	5,734
CIBER * (A)	204,900	746
Ciena * (A)	301,420	6,004
Coherent	14,536	816
CommVault Systems *	21,443	1,798
Computer Sciences	33,500	1,680
Computer Task Group	19,800	354
Comtech Telecommunications	35,360	848
Concur Technologies * (A)	39,340	3,844
Constant Contact *	4,800	92
Convergys	157,113	2,770
Cornerstone OnDemand * (A)	50,044	2,578
CoStar Group * (A)	72,899	10,826
Cvent *	31,300	1,115
Dealertrack Technologies *	206,725	8,184
Demandware *	74,329	3,128
Diebold	59,293	1,677
Digi International *	83,900	779
Diodes *	11,200	279
DTS * (A)	76,665	1,538
EarthLink	187,565	923
Ellie Mae * (A)	65,955	1,915
Emulex *	100,359	723
Entegris *	234,126	2,201
Envestnet *	73,381	2,027
Euronet Worldwide *	102,336	3,515
Exar *	89,300	1,091
ExlService Holdings *	2,649	72
Fairchild Semiconductor International, Cl A *	331,021	4,042
Fidelity National Information Services	46,667	2,075
FleetMatics Group * (A)	190,573	9,424
Gartner *	46,918	2,720
Genpact	56,235	1,083
Guidewire Software * (A)	134,969	6,203
Harris	44,500	2,520
Heartland Payment Systems (A)	89,033	3,290
Hittite Microwave *	35,485	2,170
IAC	81,970	4,024
Imation	2,500	11
Imperva *	65,067	3,071
Infinera * (A)	186,980	1,733
Infoblox *	132,674	4,630
Informatica * (A)	103,863	3,715
Inphi *	63,678	810
Insight Enterprises *	72,500	1,385
Integrated Device Technology *	466,943	4,067
Interactive Intelligence Group *	39,448	2,323
Internap Network Services *	175,712	1,281

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Intersil, Cl A	240,768	$2,497
IntraLinks Holdings *	84,160	658
InvenSense, Cl A * (A)	148,571	2,655
IPG Photonics (A)	2,408	129
Itron *	12,366	463
Ixia * (A)	202,629	2,942
j2 Global (A)	16,255	800
Jabil Circuit	108,811	2,483
Jack Henry & Associates	74,199	3,703
JDS Uniphase * (A)	17,778	228
Juniper Networks *	74,912	1,416
Lattice Semiconductor *	561,821	2,674
Lexmark International, Cl A	49,300	1,684
Liquidity Services * (A)	38,785	1,150
Littelfuse	33,024	2,436
LivePerson * (A)	27,714	258
LogMeIn *	56,710	1,689
Marvell Technology Group	114,600	1,388
MAXIMUS	52,773	1,979
Measurement Specialties *	58,578	2,773
Microchip Technology (A)	48,006	1,863
MKS Instruments	39,610	992
Molex (A)	51,939	1,507
Monolithic Power Systems	19,921	610
National Instruments	35,443	984
NQ Mobile ADR * (A)	49,502	839
ON Semiconductor *	326,669	2,365
OpenTable * (A)	7,600	566
OSI Systems *	36,465	2,651
Pandora Media * (A)	217,965	4,015
Plantronics	7,900	341
Plexus *	83,735	2,742
Power Integrations	43,328	2,258
PRGX Global *	107,000	649
Progress Software *	65,124	1,593
PTC *	394,398	10,282
Pulse Electronics (A)	2,300	9
RDA Microelectronics ADR	32,300	368
RealD * (A)	152,841	1,252
RealPage * (A)	161,779	3,350
Responsys *	134,577	1,931
RF Micro Devices *	310,923	1,542
Rogers	44,856	2,488
Saba Software *	98,200	972
SAIC (A)	116,700	1,759
Seagate Technology	56,100	2,150
ServiceNow * (A)	46,600	2,185
ServiceSource International *	14,700	178
Shutterstock * (A)	42,222	2,096
Solera Holdings	57,495	2,968
Sonus Networks *	436,477	1,506
Splunk *	32,431	1,791
SPS Commerce *	39,924	2,489
SS&C Technologies Holdings *	179,641	6,358
Stamps.com *	54,586	2,286
Stratasys * (A)	21,036	2,256
SunEdison *	252,059	1,855
Sykes Enterprises *	31,435	535
Symantec	59,449	1,523
Synaptics *	56,050	2,167
Synopsys *	72,287	2,621
Tableau Software, Cl A *	13,748	994
Tangoe * (A)	111,804	2,324
Tech Data *	31,800	1,563

Description	Shares	Market Value ($ Thousands)

Teradata *	41,923	$2,455
Teradyne * (A)	118,740	1,823
Textura *	40,868	1,551
Tremor Video * (A)	174,481	1,389
Trimble Navigation *	101,252	2,557
TriQuint Semiconductor * (A)	227,834	1,718
Trulia * (A)	135,056	5,607
Tyler Technologies	21,170	1,564
Ultimate Software Group *	31,955	4,480
Ultra Clean Holdings *	84,111	560
Ultratech *	95,314	2,696
United Online (A)	93,100	731
Veeco Instruments * (A)	60,744	2,133
Verint Systems *	82,726	2,742
Virtusa *	71,755	1,889
Vishay Intertechnology * (A)	176,871	2,167
VistaPrint * (A)	65,207	3,472
Web.com Group * (A)	201,580	5,689
Western Digital	39,600	2,455
WEX *	68,151	5,454
WNS Holdings ADR *	140,230	2,837
Zebra Technologies, Cl A *	20,285	925

		368,132

Materials — 4.5%
Air Products & Chemicals	13,397	1,368
Albemarle	29,021	1,810
Allegheny Technologies (A)	92,522	2,471
Ashland	33,028	2,880
Boise *	172,000	1,471
Cabot	53,600	2,144
Chemtura *	106,526	2,335
Cliffs Natural Resources (A)	17,700	369
Crown Holdings *	53,711	2,334
Cytec Industries	10,806	808
Domtar (A)	18,100	1,195
Eastman Chemical	9,900	752
Glatfelter	51,000	1,307
Globe Specialty Metals	42,200	542
Greif, Cl A	49,108	2,646
GSE Holding *	85,900	199
H.B. Fuller	81,529	3,040
Headwaters *	258,309	2,211
Huntsman	111,600	1,953
Innophos Holdings	24,837	1,216
Kaiser Aluminum (A)	44,711	3,091
KapStone Paper and Packaging *	172,280	7,236
Louisiana-Pacific *	66,870	1,000
LSB Industries *	23,400	703
Methanex	44,843	2,085
Minerals Technologies	30,735	1,365
Neenah Paper	35,800	1,310
Nucor	26,649	1,212
Olin (A)	74,800	1,728
OM Group *	4,700	134
Owens-Illinois *	84,057	2,386
PolyOne	329,698	8,909
Reliance Steel & Aluminum	34,003	2,268
Rock Tenn, Cl A	39,378	4,375
Rockwood Holdings	63,965	4,085
RTI International Metals * (A)	149,936	4,644
Schweitzer-Mauduit International	25,500	1,460

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Scotts Miracle-Gro, Cl A (A)	51,383	$2,708
Sensient Technologies	58,266	2,416
Silgan Holdings	66,496	3,137
Steel Dynamics	61,000	931
Titanium Asset Management * (B) (C) (D)	147,000	116
UFP Technologies *	47,600	982

		91,332

Telecommunication Services — 0.3%
Inteliquent	48,200	386
Iridium Communications * (A)	139,300	932
SBA Communications, Cl A * (A)	30,024	2,252
USA Mobility	76,117	1,075
Vonage Holdings *	481,600	1,502

		6,147

Utilities — 2.3%
AGL Resources	46,958	2,064
ALLETE	22,790	1,076
Ameren	93,600	3,165
Avista	54,700	1,437
Cadiz * (A)	73,900	337
Cleco	45,892	2,073
Edison International	23,197	1,065
El Paso Electric	75,589	2,600
Empire District Electric	19,600	415
Great Plains Energy	201,201	4,410
IDACORP	24,758	1,185
NorthWestern	11,700	470
NRG Energy	120,140	3,154
Piedmont Natural Gas (A)	19,800	639
PNM Resources	144,908	3,175
Portland General Electric	168,441	4,853
SCANA	48,625	2,340
Southwest Gas	23,380	1,093
TECO Energy (A)	77,843	1,287
UGI	65,768	2,578
UIL Holdings (A)	41,955	1,584
Vectren	70,816	2,308
Westar Energy	11,939	371
WGL Holdings	25,155	1,050
Xcel Energy	50,686	1,415

		46,144

Total Common Stock (Cost $1,539,337) ($ Thousands)		1,910,048

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 ETF (A)	29,256	2,936
iShares Russell 2000 Growth ETF (A)	60,951	7,164
iShares Russell 2000 Value ETF	16,700	1,452

Total Exchange Traded Funds (Cost $10,597) ($ Thousands)		11,552

	Number Of Warrants

WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/14 * (A)	18,718	—

Total Warrants (Cost $—) ($ Thousands)		—

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 21.1%
SEI Liquidity Fund, L.P.
0.080% ** † (E)	424,488,546	$424,489

Total Affiliated Partnership (Cost $424,489) ($ Thousands)		424,489

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	44,732,676	44,733

Total Cash Equivalent (Cost $44,733) ($ Thousands)		44,733

U.S. TREASURY OBLIGATIONS (F) (G) — 0.3%
U.S. Treasury Bills
0.047%, 02/06/2014	$2,219	2,219
0.040%, 01/09/2014	3,939	3,938

Total U.S. Treasury Obligations (Cost $6,157) ($ Thousands)		6,157

Total Investments — 119.1% (Cost $2,025,313) ($ Thousands) ††		$2,396,979

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	232	Sep-2013	$267
S&P Mid 400 Index E-MINI	167	Sep-2013	94

			$361

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,012,953 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $408,836 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of August 31, 2013 was $116 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2013 was $116 ($ Thousands) and represented 0.01% of Net Assets.

(D)	Securities considered restricted. The total value of such securities as of August 31, 2013 was $116 ($ Thousands) and represented 0.01% of Net Assets.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2013 was $424,489 ($ Thousands).

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	The rate reported is the effective yield at time of purchase.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $2,025,313 ($ Thousands), and the unrealized appreciation and depreciation were $416,946 ($ Thousands) and $(45,280) ($ Thousands), respectively.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2013

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,909,932	$—	$116	$1,910,048
Exchange Traded Funds	11,552	—	—	11,552
Warrants	—	—	—	—
Affiliated Partnership	—	424,489	—	424,489
Cash Equivalent	44,733	—	—	44,733
U.S. Treasury Obligations	—	6,157	—	6,157

Total Investments in Securities	$1,966,217	$430,646	$116	$2,396,979

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$361	$—	$—	$361

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 6.7%
Aaron’s	67,000	$1,813
Advance Auto Parts	35,342	2,830
Brinker International	24,909	996
Canadian Tire, Cl A	44,700	3,775
Cinemark Holdings	48,700	1,435
Cogeco Cable	13,400	614
Cracker Barrel Old Country Store	24,700	2,431
DIRECTV *	98,000	5,702
Genuine Parts	14,800	1,140
H&R Block	106,800	2,981
Hasbro	40,200	1,832
Jarden *	26,700	1,147
Kohl’s	78,100	4,007
Madison Square Garden, Cl A *	53,400	3,108
McDonald’s	35,675	3,367
Morningstar	3,880	291
Panera Bread, Cl A *	4,300	705
PetSmart	84,932	5,982
Regal Entertainment Group, Cl A	105,000	1,879
Scripps Networks Interactive, Cl A	23,900	1,757
Shaw Communications, Cl B	129,700	3,125
Target	224,944	14,241
Time Warner Cable, Cl A	34,700	3,725
Washington Post, Cl B	2,800	1,579

		70,462

Consumer Staples — 19.3%
Altria Group	215,520	7,302
Archer-Daniels-Midland	47,000	1,655
Bunge	97,555	7,393
Cal-Maine Foods	69,900	3,189
Campbell Soup	169,630	7,325
Church & Dwight	48,500	2,878
Clorox	125,686	10,394
Colgate-Palmolive	110,054	6,358
ConAgra Foods	329,936	11,158
CVS Caremark	128,400	7,454
Dr. Pepper Snapple Group	190,150	8,511
Energizer Holdings	35,900	3,548
Flowers Foods	137,550	2,860
General Mills	95,303	4,700
Harris Teeter Supermarkets	24,600	1,209
Hershey	95,052	8,740
Hormel Foods	250,270	10,369
Ingredion	41,100	2,587
JM Smucker	29,800	3,163
Kellogg	113,219	6,873
Kimberly-Clark	55,122	5,153
Kroger	242,441	8,873
Lorillard	88,427	3,740
McCormick	6,504	440
Metro, Cl A	79,900	5,108
Molson Coors Brewing, Cl B	92,000	4,489
PepsiCo	97,034	7,736
Philip Morris International	83,423	6,961
Reynolds American	102,868	4,900
Safeway	161,300	4,178
Sysco	110,039	3,523

Description	Shares	Market Value ($ Thousands)

TreeHouse Foods *	32,400	$2,107
Tyson Foods, Cl A	157,165	4,550
Universal	43,100	2,113
Walgreen	71,400	3,432
Wal-Mart Stores	232,399	16,961
Weis Markets	37,000	1,738

		203,668

Energy — 3.7%
Chevron	80,400	9,683
ConocoPhillips	110,000	7,293
Core Laboratories	5,800	879
Diamond Offshore Drilling	24,600	1,575
Exxon Mobil	164,400	14,329
Imperial Oil	53,100	2,219
TransCanada	69,100	3,014
World Fuel Services	2,436	93

		39,085

Financials — 18.0%
Alleghany *	7,600	2,942
Allied World Assurance Holdings	90,865	8,335
Allstate	83,500	4,001
American Campus Communities ‡	83,200	2,771
American Capital Agency ‡	79,200	1,803
American Financial Group	84,600	4,359
Arch Capital Group *	95,868	5,111
Axis Capital Holdings	120,360	5,174
BOK Financial	25,181	1,614
Canadian Imperial Bank of Commerce	40,100	3,127
CBOE Holdings	68,500	3,144
Chubb	68,000	5,656
Endurance Specialty Holdings	40,800	2,045
Equity Lifestyle Properties ‡	85,000	2,954
Erie Indemnity, Cl A	38,300	2,825
Essex Property Trust ‡	5,800	831
Everest Re Group	104,256	14,278
First Citizens BancShares, Cl A	3,741	757
First Niagara Financial Group	309,500	3,126
Genworth MI Canada	22,800	608
Government Properties Income Trust ‡	56,000	1,309
Hancock Holding	43,800	1,408
Hanover Insurance Group	30,500	1,625
HCC Insurance Holdings	143,400	6,051
Home Properties ‡	52,339	3,020
MFA Mortgage Investments ‡	403,096	2,902
Mid-America Apartment Communities ‡	43,200	2,664
National Bank of Canada	37,000	2,862
National Retail Properties ‡	43,100	1,320
PartnerRe	199,136	17,355
PennyMac Mortgage Investment Trust ‡	137,200	2,888
Piedmont Office Realty Trust, Cl A ‡	177,500	3,050
Platinum Underwriters Holdings	46,600	2,692
Primerica	71,100	2,640
Prosperity Bancshares	53,400	3,193
Public Storage ‡	26,661	4,070
Realty Income ‡	43,500	1,718

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

RenaissanceRe Holdings	172,581	$15,084
Senior Housing Properties Trust ‡	85,500	1,945
Signature Bank NY *	34,500	3,026
Silver Bay Realty Trust ‡	9,496	150
Tanger Factory Outlet Centers ‡	98,200	3,030
TFS Financial *	257,400	2,801
Tompkins Financial	4,819	209
Tower Group International	21,187	299
Travelers	89,000	7,111
Two Harbors Investment ‡	270,600	2,573
US Bancorp	166,726	6,024
Validus Holdings	252,705	8,746
White Mountains Insurance Group	5,000	2,799

		190,025

Health Care — 15.5%
Abbott Laboratories	99,795	3,326
AbbVie	87,600	3,733
Actavis *	22,800	3,082
Aetna	84,900	5,382
AmerisourceBergen	267,024	15,199
Amgen	90,500	9,859
AstraZeneca ADR	107,100	5,270
Baxter International	46,200	3,214
Becton Dickinson	93,888	9,143
Cardinal Health	205,657	10,340
Celgene *	21,600	3,024
Cooper	4,800	627
Covance *	9,731	789
Cubist Pharmaceuticals *	49,800	3,155
Eli Lilly	112,915	5,804
Greatbatch *	40,900	1,389
Humana	12,600	1,160
Johnson & Johnson	161,542	13,959
Laboratory Corp of America Holdings *	28,466	2,725
Magellan Health Services *	33,800	1,900
McKesson	114,882	13,948
Medtronic	47,400	2,453
Merck	130,200	6,157
Myriad Genetics *	2,963	77
Orthofix International *	29,900	660
Patterson	72,900	2,907
PDL BioPharma	156,300	1,241
Perrigo	10,500	1,276
Pfizer	326,500	9,211
Quest Diagnostics	43,700	2,562
Techne	46,285	3,587
United Therapeutics *	42,400	3,007
UnitedHealth Group	47,100	3,379
WellPoint	37,800	3,218
Zimmer Holdings	71,200	5,631
Zoetis, Cl A	12,067	352

		162,746

Industrials — 7.1%
Alliant Techsystems	62,600	6,057
C.H. Robinson Worldwide	51,600	2,934
Dun & Bradstreet	27,400	2,726
General Dynamics	54,500	4,537
L-3 Communications Holdings	108,700	9,819

Description	Shares	Market Value ($ Thousands)

Landstar System	45,300	$2,476
Lockheed Martin	122,819	15,036
Northrop Grumman	100,200	9,245
Old Dominion Freight Line *	71,100	3,087
Raytheon	124,400	9,381
Rollins	117,100	2,898
TransDigm Group	21,400	2,932
Verisk Analytics, Cl A *	50,400	3,134

		74,262

Information Technology — 8.4%
Activision Blizzard	178,900	2,920
Amdocs	371,380	13,689
AOL	35,038	1,154
BMC Software *	59,100	2,718
Broadridge Financial Solutions	106,137	3,159
CACI International, Cl A *	23,100	1,557
Cisco Systems	238,000	5,548
CSG Systems International	69,600	1,638
FactSet Research Systems	8,430	863
FLIR Systems	95,600	2,990
Global Payments	65,900	3,140
Harris	60,600	3,431
Ingram Micro, Cl A *	136,500	3,017
Intel	232,700	5,115
International Business Machines	60,519	11,031
Jack Henry & Associates	22,400	1,118
Microsoft	168,000	5,611
NeuStar, Cl A *	39,600	2,001
Oracle	116,000	3,696
Paychex	39,540	1,529
SAIC	425,600	6,414
Tech Data *	36,400	1,789
Total System Services	113,800	3,149
Western Union	91,982	1,613

		88,890

Materials — 1.4%
Aptargroup	49,300	2,899
Ball	57,700	2,563
Bemis	72,000	2,865
Compass Minerals International	38,750	2,857
Greif, Cl A	10,500	566
Silgan Holdings	60,600	2,859

		14,609

Telecommunication Services — 3.8%
AT&T	252,643	8,547
BCE	74,600	3,055
NTT DOCOMO ADR	91,700	1,470
Rogers Communications, Cl B	67,800	2,673
SBA Communications, Cl A *	25,300	1,897
SK Telecom ADR	207,600	4,553
TELUS	67,200	2,059
Verizon Communications	225,965	10,706
Vodafone Group ADR	141,800	4,587

		39,547

Utilities — 14.4%
AGL Resources	68,500	3,010
Alliant Energy	57,200	2,838
Ameren	112,600	3,807
American Electric Power	144,905	6,202

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

American States Water	40,800	$2,146
American Water Works	220,680	8,990
Atmos Energy	139,900	5,645
Cleco	57,300	2,588
CMS Energy	266,538	7,071
Consolidated Edison	224,748	12,638
DTE Energy	181,075	12,108
Edison International	368,832	16,926
Entergy	67,900	4,293
Great Plains Energy	48,400	1,061
Hawaiian Electric Industries	171,791	4,297
IDACORP	45,400	2,173
ITC Holdings	2,871	255
NextEra Energy	61,092	4,909
PG&E	173,900	7,192
Pinnacle West Capital	59,202	3,213
Portland General Electric	145,500	4,192
PPL	107,000	3,285
Public Service Enterprise Group	189,729	6,151
SCANA	36,492	1,756
Southern	59,572	2,479
UGI	87,490	3,430
Vectren	175,240	5,713
WGL Holdings	23,900	998
Wisconsin Energy	178,888	7,342
Xcel Energy	160,428	4,479

		151,187

Total Common Stock (Cost $882,520) ($ Thousands)		1,034,481

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	14,141,621	14,142

Total Cash Equivalent (Cost $14,142) ($ Thousands)		14,142

U.S. TREASURY OBLIGATION (A) (B) — 0.1%
U.S. Treasury Bills
0.061%, 02/06/2014	$1,173	1,173

Total U.S. Treasury Obligation (Cost $1,173) ($ Thousands)		1,173

Total Investments — 99.7% (Cost $897,835) ($ Thousands) ††		$1,049,796

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	109	Sep-2013	$89

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,053,135 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.
††	At August 31, 2013, the tax basis cost of the Fund’s investments was $897,835 ($ Thousands), and the unrealized appreciation and depreciation were $161,616 ($ Thousands) and $(9,655) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,034,481	$—	$—	$1,034,481
Cash Equivalent	14,142	—	—	14,142
U.S. Treasury Obligation	—	1,173	—	1,173

Total Investments in Securities	$1,048,623	$1,173	$—	$1,049,796

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$89	$—	$—	$89

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.8%

Argentina — 0.1%
MercadoLibre (A)	67,500	$8,012

Australia — 1.3%
Amcor	1,422,739	13,172
Australia & New Zealand Banking Group ADR	830,800	21,734
BGP Holdings *	239,898	—
BHP Billiton ADR (A)	334,936	21,195
BlueScope Steel *	197,656	875
Caltex Australia	686,343	11,532
DuluxGroup	625,671	2,513
Federation Centres ‡	1,083,678	2,194
Nufarm	66,262	277
Resolute Mining	1,184,013	1,002
Sigma Pharmaceuticals	489,088	278
Sims Group (A)	425,870	3,556
Telstra	829,590	3,612

		81,940

Austria — 1.1%
Conwert Immobilien Invest	949,560	10,201
Erste Group Bank (A)	640,997	20,521
OMV	187,069	8,614
Schoeller-Bleckmann Oilfield Equipment	276,236	29,119

		68,455

Belgium — 0.4%
Ageas	107,980	4,236
Anheuser-Busch InBev	120,714	11,232
Delhaize Group	171,496	10,930
KBC Groep	8,952	392

		26,790

Brazil — 2.5%
Banco Bradesco ADR (A)	2,623,461	30,485
Banco do Brasil	2,173,525	20,910
Cia de Saneamento Basico do Estado de Sao Paulo	86,300	721
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,140,670	26,790
Cia Paranaense de Energia ADR (A)	1,312,400	15,539
Cia Vale do Rio Doce ADR, Cl B	1,303,500	18,783
Embraer ADR (A)	361,054	11,897
Kroton Educacional *	304,100	4,175
Natura Cosmeticos	439,700	8,287
Petroleo Brasileiro ADR	472,515	6,388
Telefonica Brasil ADR * (A)	215,505	4,252
Tim Participacoes	935,200	3,647
Tim Participacoes ADR	79,399	1,566

		153,440

Canada — 4.3%
Agrium	111,600	9,573
Canadian National Railway	190,453	17,834
Canfor *	185,800	3,662

Description	Shares	Market Value ($ Thousands)

CCL Industries, Cl B	5,700	$390
Celestica *	199,300	2,116
Davis & Henderson Income *	34,914	860
Dorel Industries, Cl B	18,500	631
Empire, Cl A	55,300	4,250
Enerplus	38,368	634
Genworth MI Canada	32,500	867
George Weston	4,900	386
Laurentian Bank of Canada	11,200	471
Lululemon Athletica * (A)	253,334	17,946
Magna International, Cl A (A)	543,000	41,778
Manulife Financial (A)	1,821,000	29,919
Methanex	87,570	4,070
Metro, Cl A	25,900	1,656
Mullen Group	19,700	472
Norbord (A)	50,192	1,259
Potash Corp of Saskatchewan (A)	397,650	11,786
Quebecor, Cl B	145,200	3,107
Rogers Communications, Cl B	296,953	11,759
Royal Bank of Canada	105,400	6,484
Saputo	55,700	2,469
Suncor Energy	147,900	4,977
Superior Plus (A)	37,800	394
Teck Cominco, Cl B	421,024	10,585
Toronto-Dominion Bank	271,600	23,227
Valeant Pharmaceuticals International *	305,138	29,967
West Fraser Timber	37,700	2,981
Yamana Gold	1,500,800	17,079

		263,589

Chile — 0.1%
Enersis ADR	230,029	3,634

China — 4.1%
Anhui Conch Cement (A)	5,179,500	16,656
Anton Oilfield Services Group (A)	5,703,000	3,623
Baidu ADR *	170,152	23,061
Bank of China	5,312,000	2,227
China Construction Bank	33,287,800	24,282
China Oilfield Services	11,257,400	28,889
China Petroleum & Chemical, Cl H	28,751,970	20,704
China Shipping Container Lines *	42,678,900	10,838
Giant Interactive Group ADR (A)	65,778	488
Huaneng Power International	2,458,000	2,444
Industrial & Commercial Bank of China	49,454,402	32,339
Mindray Medical International ADR (A)	528,301	20,551
NetEase ADR	19,389	1,371
Perfect World ADR	30,060	587
SINA *	120,200	9,306
Sinopharm Group	3,233,386	8,080
Tencent Holdings	594,684	27,773
Weichai Power	5,469,600	19,726

		252,945

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Colombia — 0.3%
Bancolombia ADR, Cl R (A)	300,406	$16,543

Czech Republic — 0.3%
AVG Technologies * (A)	133,020	2,883
Komercni Banka	62,153	13,356

		16,239

Denmark — 1.0%
Carlsberg, Cl B	255,900	24,745
GN Store Nord	187,579	3,851
Jyske Bank *	11,918	548
Novo-Nordisk, Cl B	166,672	27,802
Pandora	201,450	7,228
Rockwool International, Cl B	2,009	316

		64,490

Finland — 0.2%
Huhtamaki	15,460	301
Kone, Cl B	54,058	4,403
Neste Oil	51,055	934
Orion, Cl B	40,639	937
Stora Enso, Cl R	853,073	6,566
UPM-Kymmene	110,512	1,328

		14,469

France — 3.7%
Air France-KLM * (A)	602,361	4,521
Air Liquide	163,847	21,493
AtoS	19,133	1,418
BNP Paribas	111,206	6,956
Capital Gemini	318,212	17,389
Compagnie Generale des Etablissements Michelin, Cl B	201,900	19,280
Credit Agricole	146,771	1,479
Etablissements Maurel et Prom	40,065	659
Iliad	21,150	5,063
LVMH Moet Hennessy Louis Vuitton	167,166	29,220
Orange ADR	1,182,400	12,013
Publicis Groupe	257,601	19,115
Renault	108,973	7,777
Safran	165,030	9,138
Sanofi-Aventis	240,800	23,024
Societe Generale	379,686	16,590
Technicolor *	55,226	262
Teleperformance	193,007	8,668
Thales	127,125	6,249
Total	185,610	10,255
Valeo	95,616	7,180

		227,749

Germany — 7.6%
Aareal Bank *	25,770	697
Adidas	450,860	47,586
Allianz	50,017	7,149
BASF	247,987	21,641

Description	Shares	Market Value ($ Thousands)

Beiersdorf	38,535	$3,312
Celesio	95,389	1,984
Continental	17,381	2,617
Deutsche Bank	536,300	23,228
Deutsche Boerse	414,300	28,978
Deutsche Lufthansa	939,870	16,728
Duerr	47,320	3,166
E.ON	243,028	3,837
Freenet	198,591	4,677
Fresenius Medical Care	342,484	22,198
GEA Group	714,084	28,812
Gerresheimer	20,792	1,252
Gildemeister	37,137	824
Hannover Rueck	9,392	654
Henkel	316,923	25,716
Hugo Boss	226,354	27,518
Kabel Deutschland Holding	240,424	27,246
KUKA	28,658	1,202
Leoni	5,676	311
Merck KGaA	81,676	12,380
Metro	24,163	883
Muenchener Rueckversicherungs	117,048	21,279
Norddeutsche Affinerie	94,342	5,429
Norma Group	54,580	2,191
ProSiebenSat.1 Media *	42,679	1,804
Rheinmetall	85,761	4,205
SAP	589,976	43,474
Siemens	225,700	23,850
Stada Arzneimittel	16,908	816
Suedzucker (A)	281,493	9,068
Symrise	762,589	33,288
TUI *	325,831	3,768
United Internet	90,239	3,110

		466,878

Hong Kong — 3.1%
AIA Group	6,981,140	30,557
Chaoda Modern Agriculture *	52,790	—
China Mobile	1,607,605	17,326
CLP Holdings	349,500	2,792
CNOOC	6,787,895	13,422
Daphne International Holdings (A)	15,184,000	9,711
First Pacific	21,534,558	22,270
Hang Seng Bank	751,600	11,653
Hong Kong Exchanges and Clearing	1,221,177	18,685
Jardine Matheson Holdings	422,229	22,410
Melco Crown Entertainment ADR * (A)	218,420	5,939
Orient Overseas International	4,315,000	23,684
Power Assets Holdings	581,500	5,005
SJM Holdings	1,437,000	3,676
Wharf Holdings	581,000	4,755

		191,885

India — 0.8%
HCL Technologies	55,782	876
ICICI Bank ADR	1,130,476	29,415

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Infosys ADR (A)	26,991	$1,252
ITC	783,210	3,661
Lupin	26,129	315
Tata Motors ADR (A)	451,700	10,082
Wipro	99,021	714

		46,315

Indonesia — 0.8%
Bank Rakyat Indonesia Persero	16,267,841	9,797
Indofood Sukses Makmur	9,510,500	5,648
Kalbe Farma	174,670,554	21,508
Telekomunikasi Indonesia Persero	36,607,500	7,353
Telekomunikasi Indonesia Persero ADR	101,663	3,768

		48,074

Ireland — 1.2%
Accenture, Cl A	185,033	13,369
ICON *	794,178	29,019
Jazz Pharmaceuticals *	337,903	29,631

		72,019

Israel — 0.9%
Bank Hapoalim	711,023	3,298
Check Point Software Technologies * (A)	465,930	26,125
Israel Chemicals	934,480	6,494
Teva Pharmaceutical Industries ADR (A)	569,900	21,781

		57,698

Italy — 1.1%
Azimut Holding	326,230	6,984
Banca Intesa	847,650	1,657
Brembo	17,559	399
Exor	216,204	7,350
Fiat	502,522	3,778
Fondiaria-Sai *	1,511,020	2,842
Gtech Spa	176,664	4,952
Mediaset	171,175	701
Safilo Group *	20,195	355
Saipem	399,430	8,871
Tod’s	178,892	31,911

		69,800

Japan — 13.8%
Alfresa Holdings	106,500	5,036
Alpen	13,300	254
Alpine Electronics	80,100	778
Aoyama Trading	29,400	724
Asahi Kasei	735,000	5,383
Bridgestone	509,715	16,648
Calsonic Kansei	850,000	4,118
Canon Marketing Japan	20,400	258
Central Japan Railway	55,200	6,289
Coca-Cola West	45,600	904
COMSYS Holdings	67,900	840
Daicel	395,000	3,405
Daihatsu Motor	592,000	11,058
Daiichikosho	23,200	624

Description	Shares	Market Value ($ Thousands)

Daikyo	1,523,000	$4,402
Dainippon Sumitomo Pharma	246,900	3,150
Daito Trust Construction	179,400	16,386
Daiwa House Industry	900,000	16,092
Daiwa Securities Group	919,000	7,357
DCM Holdings	66,300	452
Denso	849,400	38,613
Dowa Holdings	389,000	3,468
FANUC	88,220	13,398
Fuji Electric	324,000	1,187
FUJIFILM Holdings	30,800	669
Fujitsu	772,669	2,839
Hino Motors	373,000	4,835
HIS	86,800	4,394
Hitachi	7,405,300	44,330
Honda Motor ADR	441,429	15,865
Idemitsu Kosan	3,500	291
Isuzu Motors	2,548,500	15,438
IT Holdings	195,100	2,322
Itochu	318,800	3,591
Iwatani	101,000	361
Izumi	19,200	531
Japan Airlines	316,600	16,761
Japan Exchange Group	327,600	25,725
KDDI	833,369	39,645
Kirin Holdings	19,000	260
Komatsu	1,426,271	30,999
Kubota	946,064	12,799
Kyowa Exeo	56,600	608
Maeda Road Construction	87,000	1,346
Matsumotokiyoshi Holdings	11,800	398
Mazda Motor *	537,000	2,140
Medipal Holdings	541,900	6,036
MEIJI Holdings	10,700	552
Misawa Homes	98,000	1,393
Mitsubishi UFJ Financial Group	6,008,856	35,043
Mitsui ADR (A)	82,300	22,791
Mitsui Engineering & Shipbuilding	225,000	405
Mitsui Matsushima	258,000	384
Mitsui Trust Holdings	11,648,356	50,340
Mizuho Financial Group	12,193,700	24,733
Namco Bandai Holdings	522,600	8,319
NEC Networks & System Integration	39,800	878
Nichii Gakkan	250,400	2,458
Nippo	166,000	2,657
Nippon Flour Mills	78,000	380
Nippon Steel & Sumitomo Metal	5,387,000	15,227
Nippon Telegraph & Telephone	367,500	18,657
Nissan Tokyo Sales Holdings	327,000	1,007
Nitto Denko	459,729	24,330
Nitto Denko ADR	834,060	22,040
NOF	45,000	267
Nomura Holdings	612,000	4,223
Nomura Real Estate Holdings	165,600	3,770
North Pacific Bank	224,800	875
Otsuka	20,100	2,421
Otsuka Holdings	22,100	683

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Pigeon	44,800	$2,056
Resona Holdings	415,200	1,972
Round One	72,600	407
Secom	473,100	26,999
Sega Sammy Holdings	537,300	12,797
Seiko Epson	19,300	270
Seino Holdings	201,000	1,787
Shimachu	17,100	416
Showa	20,600	256
Showa Shell Sekiyu	51,500	509
SKY Perfect JSAT Holdings	4,256	2,137
Softbank	687,622	42,929
Sojitz	1,858,000	3,303
Sumitomo Forestry	25,500	242
Sumitomo Mitsui Financial Group	199,200	8,762
Suzuken	146,000	4,488
Sysmex	410,574	23,717
Takashimaya	56,000	490
Toagosei	341,000	1,373
Toho Holdings	193,600	3,173
Tokai Tokyo Securities	3,824,900	26,118
Token	4,540	231
Tokyo Seimitsu	60,500	1,130
Toppan Printing	36,000	264
Toshiba TEC	114,000	591
TOTO	37,000	457
Toyoda Gosei	57,800	1,391
Toyota Motor	709,191	42,689
Tsuruha Holdings	37,900	3,417
Watabe Wedding	7,955	57
Zenkoku Hosho	18,000	635

		851,903

Malaysia — 0.1%
Hong Leong Financial Group	94,700	417
Malayan Banking	1,230,400	3,741
Tenaga Nasional	725,100	1,926

		6,084

Mexico — 0.7%
America Movil, Ser L	3,354,855	3,249
America Movil ADR, Ser L	592,600	11,437
Grupo Financiero Banorte, Ser O	1,385,402	8,536
Grupo Financiero Santander Mexico ADR	527,544	7,196
Wal-Mart de Mexico	4,638,500	11,117

		41,535

Netherlands — 4.0%
AerCap Holdings *	236,664	4,245
ASML Holding	262,891	22,885
Chicago Bridge & Iron	447,358	26,765
Core Laboratories (A)	324,577	49,177
European Aeronautic Defense and Space	375,514	21,573
Heineken Holding (A)	56,426	3,398
ING Groep *	1,097,655	11,923
Koninklijke BAM Groep *	128,519	524

Description	Shares	Market Value ($ Thousands)

LyondellBasell Industries, Cl A	393,361	$27,594
Nutreco	28,692	1,347
NXP Semiconductor *	849,804	31,587
Randstad Holding	44,001	2,038
Reed Elsevier	1,587,200	28,589
Ternium ADR	23,860	591
TomTom *	91,984	562
Unilever	20,524	771
VimpelCom ADR	141,016	1,513
Yandex, Cl A *	429,144	13,733

		248,815

New Zealand — 0.0%
Trade Me Group	596,605	2,000

Norway — 1.9%
DnB	2,181,356	33,767
DNO International *	295,615	641
Norsk Hydro (A)	3,021,328	12,126
SpareBank 1 SMN	33,373	266
Statoil	870,230	19,065
Statoil ADR	1,872,022	41,091
Telenor	563,800	11,682

		118,638

Philippines — 0.0%
Metropolitan Bank & Trust	139,100	253

Poland — 0.0%
Polski Koncern Naftowy Orlen	37,153	516
Tauron Polska Energia	321,681	425

		941

Qatar — 0.4%
Industries Qatar QSC	619,138	26,098

Russia — 1.1%
Lukoil ADR *	411,081	23,703
Mail.ru Group GDR	938,999	30,658
Sberbank of Russia ADR	1,002,000	10,541
Sistema GDR	24,381	540

		65,442

Singapore — 1.6%
Avago Technologies, Cl A	674,978	25,993
ComfortDelGro	376,000	541
DBS Group Holdings	1,842,000	22,731
Ezion Holdings	3,077,000	5,449
Golden Agri-Resources	48,399,700	21,174
United Overseas Bank ADR	719,200	22,209

		98,097

South Africa — 0.7%
MTN Group	22,095	405
Sasol	122,100	5,740
Sasol ADR	775,100	36,282
Telkom *	253,773	567

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Vodacom Group	28,930	$328

		43,322

South Korea — 3.6%
Hana Financial Group	276,000	8,661
Hyundai Mobis	87,123	21,809
Hyundai Motor	56,417	12,581
Kia Motors	251,902	15,155
Kolao Holdings	46,960	1,271
KT	155,410	5,041
LG.Philips LCD	466,210	12,192
POSCO	63,503	18,341
POSCO ADR (A)	240,500	17,321
Samsung Electronics	53,822	65,986
SK Holdings	60,747	10,192
SK Telecom	18,649	3,714
SK Telecom ADR (A)	1,270,400	27,860
Woori Finance Holdings	306,070	3,041

		223,165

Spain — 0.6%
ACS Actividades Construcciones y Servicios	15,309	429
Amadeus IT Holding, Cl A	1,082,027	34,864
Banco Bilbao Vizcaya Argentaria	253,554	2,418
Banco Popular Espanol	36	—

		37,711

Sweden — 2.4%
Electrolux, Cl B	60,554	1,599
Getinge, Cl B	1,073,866	36,896
Hennes & Mauritz, Cl B	502,235	18,400
Hexagon, Cl B (A)	878,665	25,168
Nordea Bank	1,142,743	13,265
Skandinaviska Enskilda Banken, Cl A	194,601	1,993
Svenska Cellulosa ADR (A)	548,000	13,371
Swedbank, Cl A	803,723	18,149
Tele2, Cl B	172,159	2,158
Telefonaktiebolaget LM Ericsson ADR (A)	1,525,841	17,974

		148,973

Switzerland — 6.5%
Actelion	444,885	30,169
Bucher Industries	1,014	248
Credit Suisse Group	925,193	26,612
Credit Suisse Group ADR (A)	619,975	17,893
EMS-Chemie Holding	11,430	3,650
Forbo Holding	3,531	2,486
Georg Fischer	5,364	2,901
Givaudan	20,743	27,858
Julius Baer Group	312,572	13,734
Lonza Group	9,930	701
Nestle	239,701	15,654
Novartis	363,312	26,412
Novartis ADR	360,626	26,318
OC Oerlikon	604,741	7,483
Roche Holding	285,148	70,929
Swatch Group, Cl B	7,778	4,465
Swiss Life Holding	41,475	7,751

Description	Shares	Market Value ($ Thousands)

Swiss Re	132,862	$10,160
Syngenta	46,493	18,168
Transocean	448,883	20,258
UBS	1,762,492	33,983
Zurich Insurance Group ADR (A)	1,348,600	33,688

		401,521

Taiwan — 1.6%
Advanced Semiconductor Engineering ADR (A)	5,639,750	24,082
Fubon Financial Holding	11,754,949	16,024
Hermes Microvision	88,000	2,363
HON HAI Precision Industry	1,238,000	3,339
Innolux *	13,438,000	6,684
MediaTek	2,231,366	27,235
Pegatron	1,593,000	2,450
Taishin Financial Holding	2,602,501	1,117
Taiwan Semiconductor Manufacturing ADR	724,000	11,989
United Microelectronics	3,643,000	1,489
United Microelectronics ADR (A)	1,211,600	2,375

		99,147

Thailand — 0.4%
Advanced Info Service	942,400	6,995
Airports of Thailand	238,300	1,205
Bangkok Bank	408,800	2,262
Krung Thai Bank	6,659,850	3,399
PTT Global Chemical	349,100	744
Thai Airways International	759,200	381
Thaicom	4,055,700	3,756
Thanachart Capital	1,205,600	1,203
Total Access Communication	1,651,300	5,080

		25,025

Turkey — 1.1%
Akbank	5,452,139	17,983
KOC Holding ADR	442,350	8,887
Turk Hava Yollari	2,489,859	7,677
Turkiye Garanti Bankasi	4,585,087	15,684
Turkiye Is Bankasi, Cl C	4,737,672	11,012
Turkiye Vakiflar Bankasi Tao, Cl D	4,525,161	8,783

		70,026

United Kingdom — 15.4%
3i Group	5,727,010	31,772
ARM Holdings	464,311	6,270
ARM Holdings ADR (A)	1,168,359	47,354
Ashtead Group	432,770	4,306
Associated British Foods	624,872	17,845
AstraZeneca	462,729	22,743
AstraZeneca ADR	716,000	35,234
BAE Systems	101,053	680
BAE Systems ADR (A)	1,095,000	29,565
Barclays	9,012,400	39,409
Berkeley Group Holdings	207,460	6,803
BP	313,767	2,166
BP PLC ADR	447,481	18,481

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

British American Tobacco	449,840	$22,705
Britvic	330,930	2,935
Burberry Group	563,371	13,385
Carnival	416,780	15,563
CSR	64,970	502
Diageo	1,008,631	30,855
Diageo ADR (A)	105,800	12,980
EnQuest *	459,062	885
Ensco, Cl A	215,000	11,945
Experian	1,430,633	25,004
GlaxoSmithKline	249,910	6,362
Halma	336,730	2,846
Home Retail Group	1,009,815	2,224
HSBC Holdings	6,200,198	64,846
Imperial Tobacco Group	623,500	20,578
Interserve	32,790	283
J Sainsbury	55,384	330
Kingfisher	4,179,226	24,894
Liberty Global *	0	—
Marks & Spencer Group ADR	990,400	14,371
Micro Focus International	120,600	1,477
Mondi	476,401	7,330
Pace	116,725	516
Pearson	589,321	11,586
Persimmon	298,020	5,070
QinetiQ	456,877	1,330
Reckitt Benckiser Group	332,255	22,539
Rexam	52,666	398
Rio Tinto	86,661	3,906
Rio Tinto ADR (A)	906,713	40,902
Rolls-Royce Holdings	1,025,940	17,663
Royal Dutch Shell, Cl A	1,358,917	43,858
Royal Dutch Shell, Cl A (GBP)	329,219	10,628
Royal Dutch Shell ADR, Cl A	493,300	31,862
RPC Group	75,736	526
SABMiller	296,188	14,092
Sage Group	5,000,005	26,645
Sage Group ADR	549,077	11,723
Shire	1,032,431	37,909
Standard Chartered	1,126,241	25,123
Subsea 7	854,020	17,476
Taylor Wimpey PLC	2,068,099	3,183
Tesco	4,332,700	24,578
Tullow Oil	484,648	7,555
WH Smith	20,284	266
WPP	2,405,072	44,475

		948,737

United States — 3.0%
Alon USA Energy	55,651	691
American Equity Investment Life Holding (A)	56,290	1,115
American Pacific *	6,730	330
Axis Capital Holdings	589,600	25,347
Benchmark Electronics *	16,085	354
Boise	298,237	2,550
Cambrex *	91,410	1,246
Carnival, Cl A	590,419	21,308
Central Garden and Pet *	35,753	231
Computer Sciences	362,735	18,191

Description	Shares	Market Value ($ Thousands)

Delek US Holdings	68,575	$1,705
Everest Re Group (A)	214,083	29,319
Exelis	57,764	850
FBR *	28,306	759
Green Plains Renewable Energy	22,786	366
Harmonic *	105,120	743
Inter Parfums	9,800	260
Kindred Healthcare	35,424	521
Liberty Global, Cl A *	155,101	12,048
Myers Industries	20,514	381
Northrop Grumman	113,333	10,457
Pantry *	21,144	241
RenaissanceRe Holdings	145,700	12,734
Renewable Energy Group *	52,732	815
Repligen *	59,019	576
RPX *	16,892	265
Schlumberger	257,385	20,833
Smith & Wesson Holding * (A)	242,298	2,651
Yum! Brands	290,045	20,309

		187,196

Total Common Stock (Cost $5,251,553) ($ Thousands)		5,795,593

PREFERRED STOCK — 1.1%

Brazil — 0.5%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar,
Cl Preference	84,600	3,464
Cia Energetica de Minas Gerais	380,800	2,992
Cia Paranaense de Energia	29,900	360
Itau Unibanco Holding ADR	931,028	11,331
Petroleo Brasileiro, Cl Preference	381,600	2,687
Telefonica Brasil *	413,500	8,085

		28,919

Germany — 0.6%
Henkel	94,790	9,165
Volkswagen	120,700	27,389

		36,554

Total Preferred Stock (Cost $68,700) ($ Thousands)		65,473

	Number Of Rights

RIGHTS — 0.0%

Germany — 0.0%
Gildemeister, Expires 09/16/13	37,137	28

Total Rights (Cost $—) ($ Thousands)		28

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P.
0.080% ** † (B)	454,610,700	454,611

Total Affiliated Partnership (Cost $454,611) ($ Thousands)		454,611

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	211,464,812	$211,465

Total Cash Equivalent (Cost $211,465) ($ Thousands)		211,465

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.075%, 02/06/2014	$17,257	17,254
0.040%, 01/09/2014	5,940	5,939

Total U.S. Treasury Obligations (Cost $23,190) ($ Thousands)		23,193

Total Investments — 106.1% (Cost $6,009,519) ($ Thousands) ††		$6,550,363

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,783	Sep-2013	$362
FTSE 100 Index	558	Sep-2013	(225)
Hang Seng Index	65	Sep-2013	28
S&P TSX 60 Index	173	Sep-2013	715
SPI 200 Index	163	Sep-2013	814
Topix Index	399	Sep-2013	(1,727)

			$(33)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
2/18/14	GBP	6,371	USD	9,988	$146

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
State Street	(9,842)	9,988	$146

For the period ended August 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,176,932 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $432,646 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2013 was $454,611 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $6,009,519 ($ Thousands), and the unrealized appreciation and depreciation were $823,140 ($ Thousands) and $(282,296) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,770,904	$24,689	$—	$5,795,593
Affiliated Partnership	—	454,611	—	454,611
Preferred Stock	65,473	—	—	65,473
Rights	28	—	—	28
U.S. Treasury Obligations	—	23,193	—	23,193
Cash Equivalent	211,465	—	—	211,465

Total Investments in Securities	$6,047,870	$502,493	$—	$6,550,363

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,919	$—	$—	$1,919
Unrealized Depreciation	(1,952)	—	—	(1,952)
Forwards Contracts *
Unrealized Appreciation	—	146	—	146

Total Other Financial Instruments	$(33)	$146	$—	$113

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.9%

Argentina — 0.2%
MercadoLibre	1,100	$131

Australia — 1.2%
BGP Holdings *	4,500	—
BHP Billiton ADR	4,826	305
Commonwealth Bank of Australia	4,660	301
Federation Centres ‡	20,627	42
K&S	2,260	3
Telstra	15,800	69

		720

Austria — 2.2%
Conwert Immobilien Invest	13,048	140
Erste Group Bank	9,231	296
OMV	9,582	441
Schoeller-Bleckmann Oilfield Equipment	3,980	420
Strabag	1,589	34
Voestalpine	106	4

		1,335

Belgium — 0.5%
Ageas	2,060	81
Anheuser-Busch InBev	1,779	165
Recticel	4,056	26
Sioen Industries	1,719	16

		288

Brazil — 1.4%
Banco Bradesco ADR	14,899	173
Banco do Brasil	21,300	205
Cia Energetica de Minas Gerais ADR	5,761	46
Embraer ADR	6,487	214
Kroton Educacional *	5,800	79
Natura Cosmeticos	7,465	141

		858

Canada — 4.3%
Aastra Technologies	300	6
Air Canada, Cl A *	4,600	12
Akita Drilling, Cl A	300	4
Calian Technologies	3,800	66
Canadian National Railway	3,558	333
Canadian Natural Resources	9,600	293
Canam Group *	1,100	10
Canfor *	3,200	63
Chorus Aviation, Cl A	840	2
Equal Energy	5,782	27
Exco Technologies	600	4
High Arctic Energy Services	10,229	26
Intertape Polymer Group	12,872	177
Lululemon Athletica *	3,627	257
Magellan Aerospace	1,300	7
Methanex	1,400	65
Potash Corp of Saskatchewan	6,148	182
Pulse Seismic	4,200	17
Ridley	300	4
Rogers Communications, Cl B	4,279	169
Royal Bank of Canada	2,000	123

Description	Shares	Market Value ($ Thousands)

Suncor Energy	2,800	$94
Talisman Energy	22,800	243
Teck Cominco, Cl B	5,972	150
Toronto-Dominion Bank	1,400	119
Transcontinental, Cl A	3,000	39
Yellow Media *	10,184	116
ZCL Composites	1,300	7

		2,615

Chile — 0.1%
Enersis ADR	2,614	41

China — 5.5%
Anhui Conch Cement	73,000	235
Anton Oilfield Services Group	109,000	69
Baidu ADR *	2,635	357
Bank of China	642,000	269
China Construction Bank	402,000	293
China Oilfield Services	161,800	415
China Shipping Container Lines *	589,000	150
Huaneng Power International	46,000	46
Industrial & Commercial Bank of China	965,836	632
Lihua International *	5,857	28
Mindray Medical International ADR	7,612	296
Prince Frog International Holdings	102,000	64
SINA *	1,750	135
Sinopharm Group	45,636	114
Weichai Power	79,200	286

		3,389

Colombia — 0.4%
Bancolombia ADR, Cl R	4,328	238

Czech Republic — 0.4%
AVG Technologies *	2,530	55
Komercni Banka	887	190

		245

Denmark — 1.0%
Novo-Nordisk, Cl B	2,677	447
Pandora	3,850	138

		585

Finland — 1.0%
Atria, Cl A	4,944	50
HKScan, Cl A	2,192	11
Kone, Cl B	816	67
Neste Oil	13,023	238
Norvestia, Cl B	38	—
Orion, Cl B	138	3
Stora Enso, Cl R	518	4
Tieto	1,555	31
UPM-Kymmene	16,148	194

		598

France — 5.7%
Air Liquide	2,539	333
BNP Paribas	5,304	332
Bongrain	80	6
Burelle	141	78
Cie Lebon	46	6

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Compagnie Generale des Etablissements Michelin, Cl B	1,983	$189
Constructions Industrielles de la Mediterranee	38	4
Credit Agricole	16,374	165
Credit Agricole Atlantique Vendee	93	10
Esso Francaise	190	12
Fleury Michon	114	6
Groupe Guillin	76	9
Iliad	400	96
Interparfums	2,084	72
Le Belier	1,612	23
Les Nouveaux Constructeurs Investissement	2,800	28
LVMH Moet Hennessy Louis Vuitton	2,433	425
Publicis Groupe	3,955	293
Renault	2,080	148
Safran	2,500	138
Societe Generale	9,305	407
Teleperformance	1,140	51
Tessi	713	81
Thales	6,281	309
UBISOFT Entertainment *	11,900	179
Valeo	720	54

		3,454

Germany — 4.5%
Adidas	3,090	326
ADVA Optical Networking *	249	1
Allianz	738	106
BASF	3,936	343
BAVARIA Industries Group	302	11
Bayer	3,674	407
Beiersdorf	740	64
Borussia Dortmund GmbH & KGaA	6,049	28
Constantin Medien	19,238	41
CropEnergies	3,563	28
Deutsche Bank	8,161	353
Deutsche Lufthansa	10,310	184
Fresenius Medical Care	4,992	324
Frosta	282	6
Hannover Rueck	50	3
Koenig & Bauer	256	5
Norma Group	1,035	42
Patrizia Immobilien *	5,756	51
SAP	3,403	251
Sixt *	2,630	63
Symrise	2,530	110
Ultrasonic *	882	11

		2,758

Greece — 0.1%
Aegean Marine Petroleum Network	3,585	33

Hong Kong — 4.2%
AIA Group	110,982	486
Allan International Holdings	11,683	4
Champion Technology Holdings	98,000	2
China Mobile	42,848	462

Description	Shares	Market Value ($ Thousands)

Chuang’s Consortium International *	256,000	$30
CNOOC	85,747	170
CSI Properties	1,960,000	72
Daphne International Holdings	214,000	137
EcoGreen Fine Chemicals Group	444,000	93
Harbour Centre Development	7,000	13
Hong Kong Exchanges and Clearing	17,221	263
Keck Seng Investments	8,000	4
Luen Thai Holdings	201,000	79
Melco Crown Entertainment ADR *	4,200	114
Orient Overseas International	62,000	340
Pacific Century Premium Developments *	8,000	2
Power Assets Holdings	11,000	95
SJM Holdings	27,000	69
TAI Cheung Holdings	5,000	4
Wharf Holdings	15,000	123
Wing On International	12,111	34

		2,596

India — 0.8%
ICICI Bank ADR	16,293	424
Wipro ADR	7,193	65

		489

Indonesia — 0.6%
Asahimas Flat Glass	3,000	2
Bank Rakyat Indonesia Persero	81,000	49
Indofood Sukses Makmur	137,100	82
Telekomunikasi Indonesia Persero	390,000	78
Telekomunikasi Indonesia Persero ADR	3,626	134

		345

Ireland — 1.1%
Accenture, Cl A	3,832	277
ICON *	11,443	418

		695

Italy — 1.0%
Azimut Holding	6,250	134
Banca Intesa	12,501	24
Danieli & C Officine Meccaniche	145	4
Fiat	30,585	230
Fondiaria-Sai *	28,860	54
Gtech Spa	4,890	137
La Doria *	2,702	11
Mediaset	9,700	40

		634

Japan — 12.5%
AOI Electronics	200	3
Asahi Broadcasting	8,800	63
Asahi Kasei	14,000	103
AT-Group	4,000	67
Belluna	1,450	14
Bridgestone	7,555	247
C-Cube	6,600	28
Cleanup	500	4
Coca-Cola East Japan	300	4

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Computer Engineering & Consulting	7,100	$41
Daihatsu Motor	3,000	56
Daiwa House Industry	14,000	250
Daiwa Securities Group	19,000	152
Denso	13,500	614
Dowa Holdings	7,000	62
FANUC	1,350	205
FJ Next	6,900	35
Fuji Kiko	2,000	5
Fukuda Denshi	300	12
Gamecard-Joyco Holdings	500	8
Hitachi	43,000	257
Hokkaido Coca-Cola Bottling	2,000	9
Hokkan Holdings	14,000	41
Hokuriku Gas	17,000	43
Honda Motor ADR	8,785	316
IT Holdings	200	2
Itochu	6,100	69
Japan Airlines	2,100	111
Japan Exchange Group	520	41
Jidosha Buhin Kogyo	1,000	5
JK Holdings	2,800	15
Kamei	3,700	27
KDDI	4,946	235
Keiyo Gas	1,000	5
Kohsoku	400	4
Komatsu	14,450	314
KRS	2,800	27
Kubota	16,465	223
Marubun	2,400	10
Maruka Machinery	300	4
Maruzen - General Commercial Kitchen Appliances & Equipment	4,000	34
Mazda Motor *	10,000	40
Medipal Holdings	1,200	13
Mitani	4,800	83
Mitsui Trust Holdings	89,228	386
Mizuho Financial Group	24,100	49
Murakami	1,000	13
Nagawa	300	5
Namura Shipbuilding	7,200	69
Nichireki	3,363	23
NIFTY	20	22
Nippon Steel & Sumitomo Metal	78,000	221
Nippon Telegraph & Telephone	5,500	279
Nishikawa Rubber	400	7
Nisshin Fudosan	5,200	33
Nissin Sugar	2,800	60
Nomura Holdings	30,200	208
Pigeon	800	37
San-Ai Oil	2,691	11
Sankyo Frontier	2,000	15
Secom	6,800	388
Seibu Electric Industry	2,000	8
Seino Holdings	6,000	53
Senshu Electric	4,300	47
Shidax	2,600	13
Shiroki	9,000	18
Softbank	4,499	281
Soken Chemical & Engineering	500	6

Description	Shares	Market Value ($ Thousands)

Sony	4,900	$98
Sumitomo Densetsu	300	4
Sumitomo Mitsui Financial Group	3,700	163
T&D Holdings	1,100	13
Tachikawa	2,600	13
TKC	400	6
Toyota Motor	17,810	1,072
Tsuruha Holdings	700	63
Vital KSK Holdings	400	3
Warabeya Nichiyo	3,700	59
Yachiyo Industry	600	4

		7,651

Malaysia — 0.1%
Faber Group	44,700	32
Tenaga Nasional	16,700	45

		77

Mexico — 1.1%
America Movil, Ser L	155,810	151
America Movil ADR, Ser L	1,967	38
Grupo KUO De	900	2
Industrias Bachoco	42,402	135
Industrias Bachoco ADR	2,630	100
Infraestructura Energetica Nova *	1,555	6
Megacable Holdings *	21,557	65
Wal-Mart de Mexico	65,705	157

		654

Netherlands — 3.8%
AerCap Holdings *	3,300	59
ASML Holding	4,038	352
Core Laboratories	4,672	708
European Aeronautic Defense and Space	6,258	360
ING Groep *	19,884	216
KAS Bank	1,472	18
SNS Reaal *	1,762	1
Unilever	10,703	402
Yandex, Cl A *	7,203	230

		2,346

New Zealand — 0.3%
Air New Zealand	8,185	9
Fletcher Building	23,121	156
Trade Me Group	11,385	38

		203

Norway — 1.4%
DnB	42,878	664
Norsk Hydro	41,673	167

		831

Philippines — 0.2%
Globe Telecom	1,145	39
Lopez Holdings	738,600	83

		122

Poland — 0.2%
Getin Holding	3,605	4
KGHM Polska Miedz	279	11
Pelion	1,235	33
PGE	3,135	17
Polski Koncern Naftowy Orlen	3,124	43

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Tauron Polska Energia	35,607	$47

		155

Portugal — 0.1%
Portucel	4,792	17
Sonae *	58,638	64

		81

Russia — 0.2%
Lukoil ADR *	1,740	100
Surgutneftegas ADR	3,407	27

		127

Singapore — 1.3%
China Yuchai International	1,415	28
DBS Group Holdings	32,000	395
Ezion Holdings	59,000	104
Golden Agri-Resources	8,000	3
GP Batteries International	11,708	8
New Toyo International Holdings	112,000	26
Oversea-Chinese Banking	2,000	15
Popular Holdings	41,000	9
QAF	28,792	21
United Industrial	79,000	192

		801

South Africa — 0.2%
Kumba Iron Ore	2,110	93

South Korea — 3.9%
Hyundai Mobis	1,255	314
Hyundai Motor	1,031	230
Kia Motors	3,152	190
Kolao Holdings	900	24
KT	370	12
LG.Philips LCD	510	13
POSCO	915	264
Samsung Electronics	836	1,025
SK Holdings	926	155
Taekwang Industrial	87	91
YESCO	1,180	40

		2,358

Spain — 0.9%
Amadeus IT Holding, Cl A	15,931	513
Banco Bilbao Vizcaya Argentaria	3,739	36

		549

Sweden — 1.4%
AarhusKarlshamn	612	33
Biotage	3,124	5
Getinge, Cl B	15,473	532
Hennes & Mauritz, Cl B	6,918	253
Svenska Cellulosa, Cl B	243	6

		829

Switzerland — 6.4%
Credit Suisse Group ADR	8,928	258
Emmi	47	13
EMS-Chemie Holding	220	70
Highlight Communications	8,083	39
Julius Baer Group	4,260	187
Nestle	3,577	234
Novartis	5,763	419

Description	Shares	Market Value ($ Thousands)

Novartis ADR	5,145	$376
Roche Holding	5,638	1,402
Swatch Group, Cl B	147	84
Swiss Life Holding	160	30
Swiss Re	1,100	84
Syngenta	768	300
Transocean	6,468	292
UBS	5,200	100

		3,888

Taiwan — 1.5%
Advanced Semiconductor Engineering ADR	79,236	338
Asia Polymer	45,000	34
Asustek Computer	1,647	13
CMC Magnetics *	78,000	13
Elitegroup Computer Systems *	52,000	20
Formosa Chemicals & Fibre	5,150	13
Formosa Petrochemical	7,000	18
Hermes Microvision	2,000	54
Hon Hai Precision Industry	8,131	22
Hon Hai Precision Industry GDR	18,319	97
Nan Ya Plastics	6,060	12
Pegatron	3,633	6
Quanta Computer	8,000	17
Taiwan Semiconductor Manufacturing ADR	12,481	207
Yageo	43,000	14
Zenitron	23,000	14

		892

Thailand — 0.7%
Advanced Info Service	25,400	189
PTT (Foreign)	13,000	132
PTT Global Chemical	26,700	57
Thaicom	77,100	71
Total Access Communication	2,100	6

		455

Turkey — 1.0%
Akbank	78,629	259
Turkiye Garanti Bankasi	66,124	226
Turkiye Is Bankasi, Cl C	65,354	152

		637

United Kingdom — 13.9%
3i Group	15,900	88
ARM Holdings	6,842	92
ARM Holdings ADR	16,794	681
Ashtead Group	8,250	82
Associated British Foods	10,163	290
AstraZeneca	6,447	317
Berkeley Group Holdings	3,950	130
BHP Billiton	2,228	65
BP	39,795	275
BP PLC ADR	5,984	247
British American Tobacco	7,290	368
British Polythene Industries	597	5
Britvic	6,295	56
Burberry Group	8,869	211
Carnival	6,121	229
CSR ADR	927	29
Dart Group	7,297	29
Diageo	15,174	464

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Gem Diamonds *	12,942	$31
GlaxoSmithKline	4,770	121
Halma	6,410	54
HSBC Holdings	93,044	973
Impellam Group	800	4
Johnson Matthey	410	18
Johnson Service Group	14,781	11
Kingfisher	60,387	360
Mondi	3,008	46
Pearson	8,716	171
Persimmon	5,700	97
QinetiQ	2,709	8
Reckitt Benckiser Group	4,847	329
Rio Tinto	1,640	74
Rio Tinto ADR	6,965	314
RM	16,662	22
Rolls-Royce Holdings	16,382	282
SABMiller	4,480	213
Shire	14,876	546
Standard Chartered	17,297	386
Standard Life	12,330	63
Subsea 7	13,680	280
Trinity Mirror *	19,515	36
Tullow Oil	6,895	108
WPP	12,765	236
Xchanging	23,731	46

		8,487

United States — 3.6%
Adams Resources & Energy	276	17
Alon USA Energy	1,077	13
Carnival, Cl A	8,424	304
Cascade Microtech *	968	8
Computer Sciences	4,611	231
Consolidated Graphics *	302	16
Everest Re Group	3,085	423
Handy & Harman *	732	15
Liberty Global, Cl A *	2,300	179
Manning & Napier, Cl A	4,412	66
Marathon Petroleum	874	63
Northrop Grumman	2,744	253
Schlumberger	3,526	285
SL Industries	961	23
Star Gas Partners	2,528	12
Tesoro	64	3
Yum! Brands	4,088	286

		2,197

Total Common Stock (Cost $51,940) ($ Thousands)		55,480

PREFERRED STOCK — 0.7%

Brazil — 0.6%
Itau Unibanco Holding ADR	13,841	168
Petroleo Brasileiro, Cl Preference	31,000	218

		386

Germany — 0.1%
Draegerwerk	200	24
Sto	95	15

		39

Total Preferred Stock (Cost $568) ($ Thousands)		425

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	3,280,917	$3,281

Total Cash Equivalent (Cost $3,281) ($ Thousands)		3,281

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.051%, 02/06/2014	$84	84
0.042%, 01/09/2014	138	138

Total U.S. Treasury Obligations (Cost $222) ($ Thousands)		222

Total Investments — 97.3% (Cost $56,011) ($ Thousands) ††		$59,408

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	28	Sep-2013	$15
FTSE 100 Index	9	Sep-2013	5
Hang Seng Index	1	Sep-2013	1
S&P TSX 60 Index	3	Sep-2013	13
SPI 200 Index	2	Sep-2013	11
Topix Index	6	Sep-2013	(41)

			$4

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
2/18/14	GBP	96	USD	150	$2

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
State Street	(148)	150	$2

For the period ended August 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2013

Percentages are based on a Net Assets of $61,050 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $56,011 ($ Thousands), and the unrealized appreciation and depreciation were $6,513 ($ Thousands) and $(3,116) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Sterling Pound

GDR — Global Depositary Receipt

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX —Toronto Stock Exchange

USD — U.S. Dollar

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,089	$391	$—	$55,480
Preferred Stock	425	—	—	425
Cash Equivalent	3,281	—	—	3,281
U.S. Treasury Obligations	—	222	—	222

Total Investments in Securities	$58,795	$613	$—	$59,408

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$45	$—	$—	$45
Unrealized Depreciation	(41)	—	—	(41)
Forwards Contracts *
Unrealized Appreciation	—	2	—	2

Total Other Financial Instruments	$4	$2	$—	$6

*	Futures and forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.6%

Agency Mortgage-Backed Obligations — 11.6%
FHLMC ARM (A)
3.349%, 03/01/2036	$5,008	$5,320
2.375%, 06/01/2035	3,985	4,225
2.133%, 10/01/2035	1,868	1,968
FHLMC CMO
0.484%, 05/15/2037 (A)	1,934	1,930
FHLMC REMIC
5.000%, 08/25/2040	2,016	2,088
0.334%, 07/15/2019 (A)	1,183	1,182
FNMA
6.000%, 09/01/2039 to 04/01/2040	3,264	3,562
FNMA ARM (A)
2.925%, 10/01/2033	437	462
2.876%, 10/01/2033	607	644
2.813%, 10/01/2033	883	942
2.693%, 09/01/2034	1,492	1,587
2.574%, 10/01/2035	2,499	2,638
2.550%, 05/01/2034	885	925
2.527%, 01/01/2034	1,294	1,372
2.514%, 05/01/2035	2,402	2,534
2.497%, 04/01/2034	2,270	2,418
2.433%, 05/01/2037	4,889	5,164
2.422%, 06/01/2035	1,227	1,296
2.414%, 04/01/2033	657	701
2.369%, 07/01/2036	3,650	3,872
2.360%, 08/01/2034	2,326	2,466
2.343%, 05/01/2035	1,438	1,523
2.307%, 10/01/2024	641	683
2.283%, 10/01/2033	1,369	1,446
2.230%, 06/01/2035	837	869
2.185%, 09/01/2033	2,068	2,149
1.983%, 07/01/2034	2,743	2,867
1.977%, 07/01/2034	1,276	1,334
1.933%, 03/01/2035	3,264	3,417
1.857%, 02/01/2035	3,005	3,106
FNMA CMO
2.500%, 09/25/2026	5,546	5,681
0.534%, 10/25/2025 (A)	3,266	3,272
FNMA CMO REMIC
6.000%, 03/25/2036	268	269
0.634%, 07/25/2041 (A)	4,450	4,487
FNMA REMIC, IO
4.000%, 01/25/2041 (A)	1,849	286
GNMA ARM (A)
1.933%, 12/20/2060	3,682	3,836
1.680%, 09/20/2060 to 11/20/2060	4,570	4,663
1.408%, 11/20/2060	3,993	4,049
1.292%, 12/20/2060	4,124	4,185
GNMA CMO, Ser 2002-66, Cl FC
0.593%, 07/16/2031 (A)	1,810	1,828
GNMA CMO, Ser 2005-93, Cl PA
5.500%, 06/20/2033	19	19
GNMA CMO, Ser 2011-69, Cl CI, IO
5.000%, 03/20/2036	1,030	71
GNMA CMO, Ser 2012-100, IO
0.890%, 08/16/2052 (A)	12,787	927

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-70, IO
0.963%, 08/16/2052 (A)	$17,264	$1,154
GNMA CMO, Ser 2012-78, IO
1.057%, 06/16/2052 (A)	12,763	940
GNMA CMO, Ser 2012-95, IO
1.047%, 02/16/2053 (A)	3,824	334
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.535%, 12/07/2020 (A)	3,933	3,937
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A (A)
0.645%, 10/07/2020	5,768	5,801
0.636%, 10/07/2020	217	218
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.665%, 11/05/2020 (A)	4,598	4,616
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.746%, 12/08/2020 (A)	7,804	7,901
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.755%, 12/08/2020 (A)	586	592
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.645%, 01/08/2020 (A)	6,421	6,458
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.595%, 02/06/2020 (A)	6,239	6,270
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.593%, 03/11/2020 (A)	5,197	5,207
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.565%, 03/06/2020 (A)	1,614	1,618
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.566%, 05/07/2020 (A)	1,444	1,445

		144,754

Non-Agency Mortgage-Backed Obligations — 28.0%
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.820%, 06/25/2035 (A)	903	853
American Home Mortgage Investment Trust, Ser 2005- 2, Cl 5A3
5.077%, 09/25/2035	2,403	2,403
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	880	960
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,756
Banc of America Funding Trust, Ser 2006-I, Cl 1A1
2.519%, 12/20/2036 (A)	3,693	3,650
Banc of America Funding, Ser 2004-C, Cl 2A2
2.998%, 12/20/2034 (A)	1,069	1,020
Banc of America Funding, Ser 2005-F, Cl 4A1
3.168%, 09/20/2035 (A)	282	239

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2006-D, Cl 3A1
2.863%, 05/20/2036 (A)	$210	$178
Banc of America Funding, Ser 2010-R11A, Cl 4A6
3.070%, 11/26/2036 (A) (B)	3,405	3,423
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.337%, 01/26/2037 (A) (B)	2,132	2,043
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	3,802	3,829
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.986%, 02/25/2035 (A)	111	108
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
3.062%, 12/25/2033 (A)	4,970	4,879
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.908%, 04/25/2034 (A)	2,702	2,680
BCAP LLC Trust, Ser 2009- RR2, Cl A1
2.720%, 01/21/2038 (A) (B)	1,742	1,772
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.454%, 11/25/2034 (A)	1,942	1,955
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A2
2.320%, 08/25/2035 (A)	3,877	3,848
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.496%, 12/25/2033	4,101	4,056
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
2.597%, 08/25/2034 (A)	5,834	5,816
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.476%, 04/25/2034 (A)	1,842	1,786
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.600%, 03/25/2035 (A)	4,276	4,270
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A2
4.735%, 09/11/2042	881	893
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	200	214
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
5.961%, 09/11/2042 (A)	548	250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
5.961%, 09/11/2042 (A)	$955	$314
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.484%, 12/25/2036 (A)	56	32
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.895%, 02/25/2037 (A)	468	461
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.702%, 02/25/2037 (A)	2,634	2,621
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	370	388
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	1,462	1,500
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl D
0.434%, 04/15/2022 (A)	1,865	1,829
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	92	92
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
2.798%, 04/25/2037 (A)	1,429	1,187
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.759%, 11/25/2038 (A) (B)	3,881	3,976
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046	203	210
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	173	173
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	92	91
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	107	106
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	193	193
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	69	69
Commercial Mortgage Trust, IO
1.223%, 08/10/2023	31,649	1,969
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	240	239
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018	1,581	1,563

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.584%, 08/25/2033 (A)	$288	$282
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.242%, 07/25/2034 (A)	1,444	1,400
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	1,285	1,327
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
3.032%, 11/25/2032 (A)	308	308
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	2,800	2,775
Credit Suisse Mortgage Capital Certificates, Ser 2006-TF2A, Cl SVJ
1.404%, 10/15/2021 (A)	3,300	3,228
Credit Suisse Mortgage Capital Certificates, Ser C2, Cl A3
5.542%, 01/15/2049 (A)	1,630	1,787
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/2036	1,452	1,466
CS First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
2.592%, 09/25/2034	3,538	3,539
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045	3,639	3,645
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046	118	124
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.439%, 07/10/2044 (A)	43,430	2,614
Del Coronado Trust, Ser 2013-HDC, Cl E
2.835%, 03/15/2026 (A)	3,000	3,005
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.724%, 06/25/2034 (A)	6,610	5,934
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022	3,667	3,761
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
1.004%, 09/19/2044 (A)	2,164	1,922
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.544%, 01/19/2045 (A)	2,158	1,709
Extended Stay America Trust, Ser 2013-ESFL, Cl DFL
3.326%, 12/05/2031 (A)	3,560	3,588

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Extended Stay America Trust, Ser 2013-ESH, Cl CFL
1.686%, 12/05/2031 (A)	$2,400	$2,387
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.732%, 02/25/2048 (A) (B)	5,565	5,569
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.683%, 11/29/2037 (A) (B)	1,578	1,582
First Horizon Alternative Mortgage Trust, Ser 2005- AA3, Cl 3A1
2.372%, 05/25/2035 (A)	538	479
First Horizon Pass-Through Trust, Ser 2003-8, Cl 1A3
5.000%, 10/25/2033	1,255	1,263
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	1,010	1,013
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
4.781%, 12/19/2033 (A)	1,752	1,731
Granite Master Issuer, Ser 2006-3, Cl A4
0.264%, 12/20/2054 (A)	427	417
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	2,280	2,539
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.995%, 08/10/2045 (A)	1,020	1,123
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043	116	123
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.699%, 12/10/2043 (A)	60,581	1,083
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.345%, 03/10/2044 (A)	47,014	2,052
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	64	64
GS Mortgage Securities II, Ser 2013-GC13
1.206%, 07/10/2046	138	138
GS Mortgage Securities II, Ser 2013-KY0, Cl D
2.785%, 11/08/2029 (A)	1,310	1,298
GS Mortgage Securities II, Ser 2013-KY0, Cl XA1, IO
3.265%, 11/08/2029 (A)	32,323	1,449
GS Mortgage Securities Trust, Ser GSMS-GC14, Cl A1
1.217%, 08/10/2046	345	344
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.590%, 10/25/2032 (A)	230	224

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.042%, 01/25/2035 (A)	$782	$760
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.817%, 04/25/2035 (A)	1,098	1,006
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.536%, 11/19/2034 (A)	175	149
HSI Asset Securitization Trust, Ser NC1, Cl 2A4
0.510%, 07/25/2035 (A)	1,723	1,631
Impac CMB Trust, Ser 10, Cl 4M1
1.090%, 03/25/2035 (A)	410	358
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.434%, 04/25/2037 (A)	2,275	2,050
JPMorgan Alternative Loan Trust, Ser 2007-A1, Cl 2A1
2.721%, 03/25/2037 (A)	706	521
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3B
5.288%, 09/12/2037 (A)	286	290
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2
4.625%, 03/15/2046	494	497
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A2
5.198%, 12/15/2044	4,155	4,190
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043	116	121
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043	183	189
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.247%, 08/05/2032 (A)	14,763	1,470
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.550%, 02/15/2046 (A)	39,811	2,000
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046	45	46
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A1
1.600%, 08/15/2046	99	100
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	59	59

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	$257	$256
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-FL3, Cl XCP, IO
1.661%, 04/15/2028 (A)	58,000	748
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl C
1.691%, 04/15/2030 (A)	3,000	2,971
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl D
3.181%, 04/15/2030 (A)	1,400	1,400
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	48	47
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	54	55
JPMorgan Chase Commercial Mortgage, Ser 2013-ALC
3.050%, 07/17/2026	3,000	3,000
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	1,195	1,222
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.775%, 07/25/2035 (A)	516	504
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.824%, 07/25/2035 (A)	2,324	2,286
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.988%, 07/25/2035 (A)	1,581	1,582
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.761%, 06/25/2037 (A)	168	142
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/2030	501	505
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	810	875
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.574%, 07/25/2035 (A)	204	173
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	5,880	6,114
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.606%, 10/20/2029 (A)	770	761
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A1
0.850%, 09/25/2029 (A)	1,382	1,344

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
5.683%, 12/25/2034 (A)	$2,953	$2,911
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.546%, 02/25/2035 (A)	293	293
Merrill Lynch Mortgage Investors, Ser A4, Cl 1A
2.720%, 07/25/2035 (A)	1,352	1,097
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (A)	78	80
Morgan Stanley Capital I, Ser 2005-T19, Cl AAB
4.852%, 06/12/2047	713	721
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.798%, 08/12/2041 (A)	1,925	1,986
Morgan Stanley Capital I, Ser 2007-IQ16, Cl AM
6.093%, 12/12/2049 (A)	885	1,007
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.069%, 11/25/2034 (A)	1,779	1,687
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.460%, 09/25/2035 (A)	833	790
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051	120	119
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	3,913	3,940
Motel 6 Trust, Ser 2012-MTL6, Cl XA1, IO
3.005%, 10/05/2025 (A)	20,000	760
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034	3,715	3,848
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/2038 (A)	2,671	2,530
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.500%, 08/25/2033 (A)	2,001	1,984
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.556%, 08/25/2022 (A)	1,538	1,451
Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/2033	251	262
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019	2,133	2,193
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033	434	463
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.992%, 10/20/2027 (A)	2,006	1,895

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	$480	$470
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	2,966	2,919
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	3,829	3,695
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/2043 (A)	1,844	1,605
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	5,212	5,309
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	2,724	2,759
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	3,607	3,573
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	210	206
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	2,907	2,878
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.534%, 04/25/2035 (A)	2,959	2,714
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.930%, 09/25/2044 (A)	3,192	3,027
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.395%, 07/25/2045 (A)	3,689	3,592
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
5.800%, 03/25/2037 (A)	3,202	2,890
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.534%, 09/25/2037 (A)	3,360	3,207
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.562%, 05/10/2045 (A)	13,002	1,773
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	105	104
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	76	75
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	251	249

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (A)	$94	$94
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	145	152
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 10/15/2044 (A)	130	138
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A3
5.310%, 12/15/2044 (A)	250	250
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.465%, 12/15/2044 (A)	225	241
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/2045	278	282
Wachovia Bank Commercial Mortgage Trust, Ser 2007-WHL8, Cl A2
0.331%, 06/15/2020 (A)	2,050	1,998
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.461%, 10/25/2033 (A)	1,216	1,210
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.319%, 08/25/2033 (A)	114	113
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.608%, 07/25/2044 (A)	3,795	3,438
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.588%, 06/25/2044 (A)	4,717	4,055
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	2,250	2,339
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	495	512
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A1
0.530%, 01/25/2045 (A)	462	415
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.590%, 01/25/2045 (A)	583	527
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.504%, 08/25/2045 (A)	4,050	3,709

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.612%, 10/25/2045 (A)	$773	$758
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.501%, 12/25/2035 (A)	228	205
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.454%, 12/25/2045 (A)	4,010	3,568
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.460%, 12/25/2045 (A)	358	330
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.474%, 12/25/2045 (A)	2,922	2,561
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A1A
0.500%, 01/25/2045 (A)	911	831
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.520%, 01/25/2045 (A)	1,201	1,060
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A23
0.570%, 01/25/2045 (A)	1,822	1,615
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.420%, 04/25/2045 (A)	3,844	3,473
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.474%, 07/25/2045 (A)	3,319	3,023
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.510%, 07/25/2045 (A)	2,248	2,061
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.728%, 10/25/2036 (A)	1,844	1,565
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.201%, 04/25/2047 (A)	5,265	3,397
Wells Fargo Commercial Mortgage Trust, Ser 2012- LC5, Cl A1
0.687%, 10/15/2045	107	106
Wells Fargo Commercial Mortgage Trust, Ser 2013- C15, Cl A1
1.264%, 08/15/2046	345	343
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
4.462%, 09/25/2033 (A)	1,894	1,884

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.880%, 05/25/2034 (A)	$581	$584
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (A)	2,071	2,044
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
5.328%, 08/25/2034 (A)	3,949	3,998
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.615%, 09/25/2034 (A)	2,736	2,756
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.615%, 09/25/2034 (A)	5,714	5,726
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.626%, 09/25/2034 (A)	1,518	1,533
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.784%, 10/25/2034 (A)	6,965	6,873
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.701%, 11/25/2034 (A)	6,801	6,783
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.627%, 12/25/2034 (A)	2,772	2,767
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.611%, 02/25/2035 (A)	5,430	5,354
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.666%, 06/25/2035 (A)	123	124
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.640%, 06/25/2035 (A)	2,050	2,065
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.714%, 02/25/2034 (A)	1,415	1,412
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.657%, 03/25/2035 (A)	3,061	3,063
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.081%, 05/25/2035 (A)	934	950
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.635%, 06/25/2035 (A)	2,819	2,799

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	$818	$791
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-8, Cl A15
6.000%, 07/25/2036	652	616
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR12, Cl 1A1
2.897%, 09/25/2036 (A)	1,283	1,144
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.134%, 02/15/2044 (A)	30,992	1,291
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044	61	62
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	366	366
WFRBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	108	107

		349,131

Total Mortgage-Backed Securities (Cost $493,941) ($ Thousands)		493,885

LOAN PARTICIPATIONS — 25.6%
Acquisitions Cogeco Cable II, Term Loan B
3.250%, 09/20/2019	248	246
Advanstar Communications, Term Loan
5.500%, 04/29/2019	998	984
Advantage Sales and Marketing, Term Loan
8.250%, 06/17/2018	738	746
4.250%, 12/18/2017	1,606	1,610
Affinia Group
4.750%, 04/25/2020	2,742	2,742
Affinia Group, Term Loan B1
3.500%, 04/25/2016	305	306
Affinion Group Holdings
6.500%, 10/09/2016	1,979	1,902
Air Medical Group Holdings, 1st Lien
7.625%, 05/21/2018	1,900	1,876
Air Medical Group Holdings, Term Loan B1
6.500%, 06/30/2018	1,393	1,421
Alere, Term Loan B
4.250%, 06/30/2017	496	499
Alinta Ltd., Unfunded Term Loan
0.500%, 08/07/2019 (H)	195	—
Alinta, Cov-Lite, 1st Lien
6.375%, 08/07/2019	2,986	2,853
Allflex Holdings, Term Loan
4.250%, 06/05/2020	400	400
Alliance Laundry Systems LLC, Term Loan B
4.500%, 12/10/2018	2,905	2,906

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alliant Holdings, Term Loan, Tranche 1
5.000%, 12/20/2019	$3,942	$3,955
Allison Transmission
4.250%, 08/23/2019	2,990	2,993
Alpha Natural Resources, Term Loan B
3.500%, 05/31/2020	2,247	2,147
AMC Entertainment, Term Loan
3.500%, 04/30/2020	379	379
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	2,250	2,235
American Renal Holdings, Term Loan
4.500%, 08/20/2019	1,347	1,335
American Rock Salt, Term Loan
8.500%, 02/20/2020	1,710	1,689
American Rock Salt, Term Loan B
5.500%, 04/25/2017	739	738
Apex Tool Group
4.500%, 01/25/2020	1,995	2,000
Applied Systems, Hybrid Term Loan, 2nd Lien
8.250%, 06/08/2017	940	945
Applied Systems, Term Loan B
4.250%, 12/08/2016	1,995	2,004
Aramark US
0.447%, 07/26/2016	27	28
Aramark, Term Loan
3.776%, 07/26/2016	463	465
Aramark, Term Loan C
3.776%, 07/26/2016	878	880
Aramark, Term Loan D
4.000%, 08/22/2019	1,000	1,004
Arris Group
3.500%, 02/07/2020	843	831
Asurion
4.500%, 05/24/2019	2,346	2,316
Asurion, LLC, Term Loan B
3.500%, 06/19/2020	1,026	982
Atlas Energy, L.P., Term Loan B
6.500%, 07/22/2019	1,215	1,226
August LuxUK Holding, Term Loan
5.000%, 04/27/2018	589	588
August U.S. Holdings, Term Loan
5.000%, 04/27/2018	453	452
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	976	921
Avaya, Term Loan B-3
4.773%, 10/26/2017	813	722
Bally Technologies, 1st Lien
0.000%, 08/21/2020 (C)	3,131	3,125
Bass Pro Group LLC, Term Loan B
4.000%, 11/20/2019	2,096	2,097
Berry Plastics
3.500%, 02/08/2020	1,995	1,979
Biomet
4.023%, 07/25/2017	348	349

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Biomet, Term Loan B1
3.940%, 07/25/2017	$1,596	$1,599
Biomet, Term Loan B2
4.023%, 07/25/2017	446	447
Biomet, Term Loan B3
3.936%, 07/25/2017	23	23
BJ’s Wholesale Club, Term Loan
4.250%, 09/26/2019	2,236	2,235
Booz Allen Hamilton, Term Loan B
4.500%, 07/31/2019	1,191	1,191
0.000%, 07/31/2019 (C)	800	800
Boyd Acquisition
4.250%, 11/20/2017	989	991
Boyd Gaming, Term Loan B
4.000%, 08/12/2020	1,100	1,101
Bright Horizons Family Solutions LLC, Term Loan
4.000%, 01/30/2020	348	348
Burlington Coat Factory, Term Loan B
4.250%, 02/23/2017	469	473
Calpine
4.000%, 04/01/2018	1,293	1,295
Cannery Casino Resorts LLC
6.000%, 10/02/2018	293	293
CDW, Term Loan
3.500%, 04/29/2020	1,995	1,972
Cedar Fair L.P.
3.250%, 03/06/2020	499	500
Cequel Communications
3.500%, 02/14/2019	4	4
3.500%, 02/10/2019	492	493
CeramTec GmbH, Term Loan B
0.000%, 07/30/2020 (C)	1,049	1,049
Ceridian, Extended Term Loan
5.942%, 05/09/2017	4,637	4,632
Ceridian, Term Loan
4.434%, 05/09/2017	1,645	1,643
Charter Communications Operating LLC, Term Loan E
3.000%, 07/01/2020	3,075	3,042
Colfax, Refinanced Term Loan A1
2.184%, 01/19/2017	968	971
Colfax, Term Loan A1
2.186%, 01/19/2017	234	234
Commscope
3.750%, 01/14/2018	541	544
Community Health Systems, Term Loan B
3.776%, 01/25/2017	22	22
3.773%, 01/25/2017	839	842
CompuCom Systems, Term Loan B
4.250%, 05/07/2020	400	396
Constellation Brands, Term Loan B
2.750%, 05/01/2020	728	725
ConvaTec Dollar
5.000%, 12/22/2016	1,224	1,229
Cristal Inorganic Chemicals US
6.026%, 11/15/2014	333	333

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cumulus Media Holdings, Term Loan
4.500%, 09/17/2018	$2,203	$2,212
DAE Aviation Holdings, Term Loan B1
6.250%, 11/02/2018	2,057	2,073
David’s Bridal
5.000%, 10/05/2019	2,090	2,100
Davita, Term Loan B2
4.000%, 11/01/2019	995	999
Dealer Computer Services, Term Loan B, 1st Lien
0.000%, 08/05/2020 (C)	4,000	4,018
Del Monte Foods
4.000%, 03/08/2018	2,285	2,283
Dex Media West, Term Loan
8.000%, 10/24/2014	1,910	1,595
Digital Globe
3.750%, 01/25/2020	748	753
Doncaster PLC, Term Loan
5.500%, 04/09/2020	1,995	2,012
Dunkin Brands, Term Loan B3
3.750%, 02/14/2020	681	680
DuPont Performance Coatings, Term Loan
4.750%, 02/01/2020	1,995	2,008
Eagle Parent
5.000%, 05/16/2018	2,385	2,396
Emergency Medical Services
4.000%, 05/25/2018	88	88
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	377	377
4.000%, 05/25/2018	769	770
Endurance International, 1st Lien
6.250%, 11/06/2019	1,314	1,327
Endurance International, 2nd Lien
10.250%, 05/09/2020	967	971
Energy Transfer Partners
3.750%, 03/24/2017	248	249
Entravision Communications, Term Loan B
3.500%, 06/01/2020	1,350	1,335
EP Energy LLC, Term Loan, Tranche 1
4.500%, 04/26/2019	188	187
EP Energy, Term Loan B
3.500%, 05/24/2018	1,213	1,207
Equinox Fitness Clubs, Term Loan B
4.500%, 01/31/2020	1,496	1,501
Equinox Fitness, Term Loan
5.500%, 01/31/2020	1	1
Essential Power, Term Loan
4.250%, 08/08/2019	2,961	2,965
Eze Castle Software LLC, Term Loan, 1st Lien
4.750%, 04/06/2020	526	527
Federal Mogul
2.167%, 12/29/2014	7	7
2.138%, 12/29/2014	28	28
2.128%, 12/29/2014	1,209	1,177

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.118%, 12/29/2014	$71	$69
Federal Mogul, Term Loan C
2.128%, 12/28/2015	671	653
First Data, Term Loan
4.191%, 03/23/2018	2,436	2,411
Firth Rixson Ltd., Term Loan B
4.250%, 06/30/2017	498	496
Fortescue Metals Group
5.250%, 10/18/2017	1,001	1,004
Four Seasons Holdings, Term Loan
4.250%, 06/24/2020	1,000	1,008
Freescale Semiconductor
5.000%, 02/13/2020	2,348	2,356
Generac Power Systems, Term Loan B
3.500%, 05/30/2018	1,170	1,163
Genesys Telecom
4.000%, 02/08/2020	2,065	2,062
Genpact International, Term Loan B
3.500%, 08/17/2019	1,991	1,992
Global Cash Access
4.000%, 02/01/2016	316	316
Gray Television, Term Loan B
4.750%, 10/12/2019	964	970
Grohe Holding GmbH, Term Loan
5.000%, 05/18/2017	1,718	1,725
Guitar Center, Term Loan
6.280%, 04/09/2017	1,996	1,959
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	1,840	1,851
Harbor Freight Tools, Term Loan
4.750%, 07/25/2019	3,744	3,778
Harron Communications, Term Loan B
3.500%, 10/06/2017	585	586
HCA, Term Loan
3.026%, 03/31/2017	300	300
Hologic, Term Loan
3.750%, 08/01/2019	391	392
Hologic, Term Loan B
4.500%, 08/01/2019	436	438
Houghton International, Term Loan
4.000%, 12/20/2019	249	248
Hub International
3.686%, 06/13/2017	3,121	3,117
IMS Health
3.750%, 09/01/2017	2,066	2,067
Ineos Holdings Limited, Cov-Lite
4.000%, 05/04/2018	2,024	2,007
Integra Telecom, Term Loan B
5.250%, 02/22/2019	468	472
5.250%, 02/22/2019	470	474
Intelesat Jackson Ltd., Term Loan B1
4.250%, 04/02/2018	1,740	1,751
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	267	261

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Inventiv Health, Term Loan B
7.500%, 08/04/2016	$1,600	$1,560
ION Trading Technologies Ltd., Term Loan
4.500%, 05/22/2020	1,638	1,636
ION Trading Technologies, Cov- Lite, 2nd Lien
8.250%, 05/22/2021	920	919
ION Trading Technologies, Limited Term Loan
4.500%, 05/22/2020	3	3
ISS A/S, Term Loan B
3.750%, 04/18/2018	277	277
J. Crew Group, Term Loan B
4.000%, 03/07/2018	2,868	2,862
JCPenney, Cov-Lite, 1st Lien
6.000%, 05/21/2018	1,925	1,876
Kronos, Incremental Term Loan
4.500%, 10/30/2019	995	997
Lamar Media
4.000%, 12/30/2016	17	17
Language Line, Term Loan B
6.250%, 06/20/2016	452	446
Lawson Software, Term Loan B
5.250%, 04/05/2018	4,002	4,023
Leslie’s Poolmart, Term Loan B
5.250%, 10/16/2019	2,573	2,590
2.000%, 10/11/2019	18	—
Level 3 Communications, Term Loan
5.250%, 08/01/2019	2,000	1,996
Level 3 Communications, Term Loan B
4.000%, 01/15/2020	1,500	1,499
Lifepoint Hospitals, Term Loan
2.700%, 07/24/2017	359	360
Light Tower Fiber, LLC
8.000%, 04/12/2021	1,000	1,001
4.500%, 04/13/2020	2,000	2,010
Live Nation Entertainment
4.500%, 11/07/2016	958	960
LPL Holdings, Term Loan B
3.250%, 03/29/2019	1,746	1,732
MacDermid, Term Loan
4.000%, 06/05/2020	2,000	2,001
Media General, Unfunded Term Loan
0.000%, 07/30/2020 (H)	1,000	—
Mediacom Communications, Term Loan H
3.250%, 01/22/2021	1,150	1,136
MEG Energy
3.750%, 03/21/2020	639	639
Merlin Entertainments, Term Loan
0.000%, 07/01/2019 (C)	1,220	1,222
MGM Resorts International, Term Loan B
3.500%, 12/20/2019	257	256
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	1,337	1,331
Michaels Stores
3.750%, 01/24/2020	1,518	1,522

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Michaels Stores, Term Loan
3.750%, 01/28/2020	$488	$489
Michaels Stores, Term Loan B
3.750%, 01/28/2020	488	489
Midcontinent Communications, Term Loan B
4.000%, 12/31/2016	490	490
Minimax GmbH, Term Loan B
0.000%, 08/07/2020 (C)	2,000	2,003
MTL Publishing, Term Loan B
4.250%, 06/29/2018	2,995	3,005
Navistar International, Term Loan
5.750%, 08/17/2017	1,383	1,402
NCI Building Systems, Term Loan
4.250%, 06/24/2019	69	69
4.250%, 06/14/2019	1,568	1,568
NeimanMarcus Group
4.000%, 05/16/2018	1,179	1,178
Nelson Education, Term Loan B-1
2.776%, 07/04/2014	782	664
NEP Supershooters L.P., Term Loan
4.750%, 01/22/2020	448	449
NewPage, Term Loan
7.750%, 12/21/2018	2,090	2,119
Nielsen Finance LLC, CL E Dollar, Term Loan
2.945%, 05/02/2016	86	87
NRG Energy, Term Loan
2.750%, 07/01/2018	250	248
NXP
4.500%, 03/03/2017	469	476
NXP Semiconductors, Incremental Term Loan C
4.750%, 01/10/2020	1,990	2,017
Ocwen Financial, Term Loan
5.000%, 02/15/2018	1,496	1,510
OXEA, Term Loan
4.250%, 12/06/2019	2,520	2,516
Penn National Gaming, Term Loan B
3.750%, 07/16/2018	426	426
PETCO Animal Supplies, Term Loan B
4.000%, 11/24/2017	1,496	1,501
Pilot Travel Centers, LLC, Term Loan Tranche B
4.250%, 08/07/2019	993	989
Pinnacle Entertainment, Term Loan B
3.750%, 08/05/2020	1,500	1,504
Pinnacle Foods Group LLC
3.250%, 04/29/2020	575	568
Progressive Waste Solutions, Term Loan B
3.500%, 10/24/2019	149	150
Proquest, Term Loan B
6.000%, 04/13/2018	494	496
PVH, Term Loan B, 2012 Bank Loan, Tranche 1
3.250%, 02/13/2020	618	620

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Quicksilver Resources, 2nd Lien
7.000%, 06/12/2019	$2,500	$2,375
Quintiles Transnational, Term Loan B
4.500%, 06/08/2018	1,917	1,921
Raycom TV Broadcasting, Tranche B
4.250%, 05/31/2017	586	589
RE/MAX International, Term Loan
0.000%, 07/29/2020 (C)	2,295	2,289
Realogy, Extended Synthetic Term Loan
4.540%, 10/10/2016	88	89
Rexnord LLC, Term Loan B
4.000%, 08/14/2020	2,292	2,266
Reynolds & Reynolds Dealer Computer Services, 2nd Lien
0.000%, 02/05/2021 (C)	1,000	1,021
Rice Drilling B, Term Loan, 2nd Lien
8.500%, 10/25/2018	2,068	2,027
Rite Aid
4.000%, 02/07/2020	1,496	1,498
Riverbed Technology, Term Loan Tranche 1
4.000%, 12/13/2019	913	920
Roundy’s Supermarkets, Term Loan B
5.750%, 02/13/2019	691	678
5.750%, 02/13/2019	296	291
Ruby Western Pipeline
3.500%, 03/22/2020	849	845
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/2020	124	123
Salem Communications, Term Loan B
4.500%, 03/12/2020	1,480	1,487
San Juan Cable Holdings, Term Loan B
6.000%, 06/09/2017	1,978	1,991
Schaeffler AG, Term Loan C, 1st Lien
4.250%, 01/20/2017	1,225	1,227
Sealed Air, Term Loan B
4.000%, 10/03/2018	705	711
Seaworld
3.000%, 05/14/2020	1,752	1,736
Sedgwick CMS Holdings, Term Loan
8.000%, 12/10/2018	2,176	2,204
4.250%, 06/12/2018	1,500	1,498
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/08/2020	750	748
Sensata Technologies
3.750%, 05/12/2018	344	346
Sequa, Term Loan B
5.250%, 06/19/2017	746	749
Serta Simmons Holdings, Term Loan B
5.000%, 10/01/2019	2,194	2,200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sheridan Healthcare, Term Loan
4.500%, 06/29/2018	$1,155	$1,155
Sheridan Holdings, Term Loan
9.000%, 07/01/2019	250	251
Smart & Final, Cov-Lite, Term Loan
4.500%, 11/08/2019	903	902
Smart & Final, Term Loan
4.500%, 11/15/2019	92	92
Smart Technologies, Term Loan
10.500%, 01/31/2018	140	133
Sophoros PLC
6.500%, 05/10/2019	1,841	1,843
Spectrum Brands, Term Loan
0.000%, 08/13/2019 (C)	649	649
0.000%, 08/11/2017 (C)	1,231	1,230
Sprouts Farmers Markets LLC Term Loan
4.500%, 04/23/2020	1,792	1,794
Standard Aero, Term Loan B2
6.250%, 11/02/2018	933	940
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	549	547
Sungard Data Systems (Solar Capital), Tranche 1
4.500%, 01/31/2020	299	301
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	1,911	1,922
Surgical Care Affiliates, LLC, Term Loan
4.250%, 06/29/2018	1,459	1,459
Surgical Care Affiliates, LLC, Term Loan B
4.276%, 12/29/2017	1,389	1,388
Syniverse Holdings, Term Loan
5.000%, 04/23/2019	1,250	1,255
Teine Energy Ltd., Term Loan B
7.500%, 05/17/2019	1,663	1,633
Telesat Canada, Term Loan B
3.500%, 03/28/2019	398	398
Terex Corporation
4.500%, 04/28/2017	373	377
Texas Competitive, Extended Term Loan
4.766%, 10/10/2017	284	192
4.685%, 10/10/2017	580	392
The Pantry, Term Loan B
5.750%, 08/03/2019	993	1,002
The Yankee Candle Company
5.250%, 04/02/2019	677	681
TI Automotive Ltd., Term Loan B
5.500%, 03/27/2019	1,009	1,009
Time Warner Telecom Holdings, Term Loan B
2.690%, 04/05/2020	389	389
Trans Union, LLC, Term Loan
4.250%, 02/10/2019	1,076	1,082
TransDigm
3.750%, 02/25/2020	984	982

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Travelport, Term Loan
6.250%, 06/21/2019	$1,930	$1,948
Tribune Company, Term Loan Tranche 1
4.000%, 12/31/2019	1,194	1,196
Tronox, Term Loan B
4.500%, 02/03/2018	1,000	1,010
True Religion Apparel, Term Loan
5.875%, 07/30/2019	1,400	1,320
TWCC Holding Weather Channel, Term Loan B
3.500%, 02/13/2017	1,788	1,793
TWCC Holding, Term Loan
7.000%, 12/11/2020	36	37
7.000%, 12/11/2020	2,214	2,269
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	980	977
Universal Health Services, Term Loan B
2.441%, 11/15/2016	210	210
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020	2,551	2,527
Univision Communications,Term Loan B
4.500%, 02/22/2020	1,496	1,490
UPC Finance Partnership
3.250%, 06/10/2021	1,000	995
Valeant Pharmaceuticals
4.375%, 02/13/2019	148	148
Valeant Pharmaceuticals International
4.375%, 12/11/2019	1,980	1,984
Valeant Pharmaceuticals International, Term Loan E
4.500%, 06/26/2020	1,990	2,006
Vanguard Health Systems, Term Loan B
3.750%, 01/29/2016	1,764	1,762
Verint Systems, Term Loan B, 1st Lien
4.000%, 09/16/2019	796	798
Virgin Media Investment Company, Term Loan B
3.500%, 06/05/2020	1,800	1,791
VWR Funding, Term Loan B
4.436%, 04/03/2017	397	397
VWR Funding, Term Loan B1
4.186%, 04/03/2017	1,567	1,567
Walter Energy, Term Loan B
6.750%, 04/02/2018	2,477	2,360
Warner Chilcott, Term Loan B1
4.250%, 03/15/2018	109	109
4.250%, 03/14/2018	251	251
Warner Chilcott, Term Loan B2
4.250%, 03/14/2018	15	15
Warner Chilcott, Term Loan B3
4.250%, 03/15/2018	198	198
Warner Music Group, Term Loan
3.750%, 07/01/2020	1,550	1,545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Waste Industries USA, Term Loan B
4.000%, 03/16/2017	$1,376	$1,378
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,924	2,924
West Corporation
3.750%, 06/30/2018	992	993
Wide Open West Finance
4.750%, 03/26/2019	719	723
Wideopen Finance, LLC, Term Loan B
4.250%, 07/17/2017	1,209	1,214
Windstream, Term Loan B4
3.500%, 01/23/2020	1,990	1,989
Zayo Group, Term Loan B
4.500%, 07/02/2019	2,998	3,006

Total Loan Participations (Cost $319,035) ($ Thousands)		318,736

ASSET-BACKED SECURITIES — 18.3%

Automotive — 3.8%
AFIN, Ser 2013-3, Cl A1A
0.640%, 11/20/2015	510	510
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/2014	43	43
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	56	56
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016	85	87
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	375	379
Ally Auto Receivables Trust, Ser 2011-5, Cl A3
0.990%, 11/16/2015	213	213
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	101	101
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	75	75
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	450	447
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	135	135
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	250	252
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	550	554
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016	107	107

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017	$355	$355
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	138	138
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	86	87
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	56	56
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	550	555
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	3,025	3,032
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/2016	2,500	2,512
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	125	125
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	370	370
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	260	258
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	335	335
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.734%, 03/15/2020 (A)	394	395
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.484%, 01/15/2021 (A)	368	367
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015	175	175
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	50	50
BMW Vehicle Lease Trust, Ser 2012-1, Cl A4
0.930%, 09/21/2015	480	481
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	85	85

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	$3,000	$2,983
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,479
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	66	66
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	150	153
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	45	45
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	75	75
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	54
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	102	102
CarMax Auto Owner Trust, Ser 2013-3, Cl A2
0.590%, 04/15/2015	450	450
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017	51	51
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.636%, 05/07/2024 (A)	2,000	2,002
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl A
2.610%, 03/15/2019	250	252
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019	460	465
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017	521	522
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018	236	236
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018	280	280
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019	425	425
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	305	305
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018	274	275
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018	131	130
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019	400	399

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	$150	$151
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	79	80
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	360	360
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	39	39
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	178
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A2
0.380%, 11/15/2015	138	139
Ford Credit Auto Owner Trust, Ser 2013-C, Cl A2
0.550%, 04/15/2016	580	580
Ford Credit Floorplan Master Owner Trust, Ser 2010-5, Cl A1
1.500%, 09/15/2015	200	200
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.784%, 02/15/2016 (A)	5,000	5,009
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.654%, 01/15/2016 (A)	150	150
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	175	177
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	125	125
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.534%, 09/15/2016 (A)	120	120
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.564%, 01/15/2018 (A)	195	195
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.754%, 02/20/2017 (A)	350	352
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.674%, 06/20/2017 (A)	115	115
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	97	97
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	175	175
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	300	298

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016	$150	$152
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	32	32
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	110	110
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A2
0.540%, 01/15/2016	240	240
Huntington Auto Trust, Ser 2011-1, Cl A3
1.310%, 11/15/2016	350	353
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	110	110
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015	450	451
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017	300	301
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	70	71
Hyundai Auto Receivables Trust, Ser 2011-B, Cl B
2.270%, 02/15/2017	130	133
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	50	50
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	460	459
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A2
0.400%, 12/15/2015	300	300
Hyundua Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/2016	550	550
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A4
1.070%, 11/15/2017	545	546
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	400	400
Mercedes-Benz Auto Receivables Trust, Ser 2012- 1, Cl A3
0.470%, 10/17/2016	260	260
Mercedes-Benz Auto Receivables Trust, Ser 2013- 1, Cl A2
0.500%, 03/15/2016	325	325
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.454%, 11/15/2016 (A)	150	150
Motor, Ser 2013-1, Cl A1
0.684%, 02/15/2021 (A)	242	152

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	$48	$48
Nissan Auto Lease Trust, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	300	300
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A3
0.950%, 02/16/2016	585	587
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	460	459
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	400	400
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	150	150
Nissan Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.520%, 04/15/2016	310	310
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.654%, 05/15/2017 (A)	425	425
Porsche Innovative Lease Owner Trust, Ser 2011-1, Cl A4
1.260%, 11/20/2017	170	170
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015	126	126
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018	250	250
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	220	225
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A3
1.830%, 11/17/2014	140	140
Santander Drive Auto Receivables Trust, Ser 2011-3, Cl B
2.500%, 12/15/2015	150	151
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	14	15
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
0.830%, 04/15/2015	113	113
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	128	128
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	135	135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	$350	$348
SNAAC Auto Receivables Trust, Ser 2013-1A
1.140%, 07/16/2018	125	125
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	100	100
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	300	299
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	70	70
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	65	65
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/2015	410	410
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	525	533
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	1	2
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	507	508
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	248	248
Volkswagen Auto Loan Enhanced Trust, Ser 2013-1, Cl A2
0.370%, 01/20/2016	230	230
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021	2,573	2,582
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	41	41
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/2016	135	135
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	20	20
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.534%, 02/15/2018 (A)	105	105

		47,722

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 3.1%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.364%, 09/15/2016 (A)	$245	$245
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.434%, 03/15/2017 (A)	3,635	3,672
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.354%, 04/17/2017 (A)	4,250	4,253
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	100	100
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.604%, 02/16/2021 (A)	310	310
Cabela’s Master Credit Card Trust, Ser 2012-2A, Cl A2
0.664%, 06/15/2020 (A)	3,000	3,000
Cabela’s Master Credit Card Trust, Ser 2013-2A, Cl A2
0.836%, 08/16/2021	210	210
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.364%, 02/15/2019 (A)	325	324
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	225	224
Chase Issuance Trust, Ser 2012-A9, Cl A5
0.334%, 10/16/2017 (A)	5,000	4,994
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.604%, 07/15/2020 (A)	500	500
Citibank Credit Card Issuance Trust, Ser 2008-A6, Cl A6
1.384%, 05/22/2017 (A)	6,965	7,090
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
0.910%, 07/23/2018	500	499
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A5
0.340%, 11/25/2016	550	550
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018	250	261
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.934%, 08/15/2018 (A)	300	307
Discover Card Execution Note Trust, Ser 2013-A3, Cl A3
0.364%, 10/15/2018 (A)	325	324
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	350	348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.734%, 01/15/2017 (A)	$4,000	$4,005
GE Capital Credit Card Master Note Trust, Ser 2011-3, Cl A
0.421%, 09/15/2016 (A)	6,000	6,000
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	120	120
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017	125	125
Gracechurch Card Funding, Ser 2012-1A, Cl A1
0.884%, 02/15/2017 (A)	250	251
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.884%, 06/15/2017 (A)	250	251
Master Credit Card Trust II, Ser 2013-3A
0.614%, 01/22/2018 (A)	450	450

		38,413

Other Asset-Backed Securities — 11.4%
1776 CLO, Ser 2006-1A, Cl B
0.716%, 05/08/2020 (A)	5,000	4,762
Aames Mortgage Investment Trust, Ser 2004-1, Cl M4
1.759%, 01/25/2035 (A)	1,030	1,027
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.889%, 10/25/2035 (A)	2,012	2,007
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.524%, 01/25/2035 (A)	152	148
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.584%, 08/25/2045 (A)	193	192
Ally Master Owner Trust, Ser 2011-3, Cl A1
0.814%, 05/15/2016 (A)	340	341
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.884%, 06/15/2017 (A)	289	290
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	110	110
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.634%, 02/15/2018 (A)	125	125
Ally Master Owner Trust, Ser 2013-2, Cl A
0.634%, 04/15/2018 (A)	400	398
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.404%, 01/25/2036 (A)	2,288	2,272
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
4.695%, 11/25/2035	615	617
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
4.695%, 11/25/2035	1,108	1,114

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Apidos CLO XII, Ser 2013-12A
1.373%, 04/15/2025 (A)	$500	$500
Argent Securities, Ser 2005-W4, Cl A2C
0.484%, 02/25/2036 (A)	108	107
Argent Securities, Ser 2006-W2, Cl A2B
0.374%, 03/25/2036 (A)	1,509	631
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.309%, 03/25/2034 (A)	326	263
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.354%, 03/25/2036 (A)	2,269	2,085
Babson CLO, Ser 2007-I, Cl A2
0.481%, 01/18/2021 (A)	3,033	2,953
Babson CLO, Ser 2013-IA, Cl A
1.312%, 04/20/2025 (A)	350	347
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.534%, 06/28/2044 (A)	802	790
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE5, Cl M1
0.634%, 06/25/2035 (A)	114	114
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.504%, 10/25/2035 (A)	916	910
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-3, Cl 1A6
4.707%, 06/25/2032	219	220
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-5, Cl 1A6
4.597%, 01/25/2015	445	445
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/2035	897	912
Chatham Light CLO, Ser 2005- 2A, Cl A1
0.516%, 08/03/2019 (A)	235	232
CIFC Funding, Ser 2013-1A, Cl A1
1.432%, 04/16/2025 (A)	265	265
Citigroup Mortgage Loan Trust, Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/2034	75	80
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B)	4,779	4,789
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	42	42
CNH Equipment Trust, Ser 2011-B, Cl A3
0.910%, 08/15/2016	2,643	2,647
CNH Equipment Trust, Ser 2011-C, Cl A3
1.190%, 12/15/2016	230	230

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	$496	$497
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	55	55
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	70	70
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	195	195
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	305	305
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.790%, 08/15/2019	425	425
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/2033 (A)	2,521	2,580
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/2027 (A)	1,015	1,031
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	2,474	2,612
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	394	425
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	130	141
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	87	91
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	485	515
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.644%, 09/25/2034 (A)	17	17
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/2035	130	130
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
2.029%, 08/25/2034 (A)	1,539	1,541
First Frankin Mortgage Loan Trust, Ser 2005-FF1, Cl M1
0.925%, 12/25/2034 (A)	701	621
First Frankin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.674%, 09/25/2035 (A)	1,500	1,283
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.434%, 06/25/2036 (A)	20,000	106
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.304%, 09/25/2026 (A)	402	100

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.320%, 12/25/2026 (A)	$151	$36
FITAT, Ser 2013-A, Cl A3
0.880%, 08/15/2016	435	435
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.910%, 06/25/2035 (A)	98	98
Gale Force CLO, Ser 2007-3A, Cl A1
0.506%, 04/19/2021 (A)	2,792	2,721
GE Equipment Midticket LLC, Ser 2011-1, Cl A3
1.000%, 08/24/2015	237	237
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	70	70
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014	89	89
GE Equipment Small Ticket LLC, Ser 2013-1A, Cl A2
1.110%, 01/25/2016	140	140
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	321	322
GE Equipment Transportation LLC, Ser 2012-2, Cl A2
0.470%, 04/24/2015	204	204
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	335	334
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/2029	125	125
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/2020	75	75
GSAMP Trust, Ser 2005-WMC2, Cl A2C
0.540%, 11/25/2035 (A)	1,916	1,742
GSAMP Trust, Ser 2006-HE2, Cl A2
0.370%, 03/25/2046 (A)	1,638	1,559
GSAMP Trust, Ser 2007-NC1, Cl A2A
0.240%, 12/25/2046 (A)	106	54
GSAMP Trust, Ser 2007-NC1, Cl A2B
0.290%, 12/25/2046 (A)	205	105
GSAMP Trust, Ser 2007-NC1, Cl A2C
0.340%, 12/25/2046 (A)	936	482
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045	185	186
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl C2
3.960%, 10/15/2045	1,200	1,244

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl D2
4.940%, 10/15/2045	$1,450	$1,508
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044	495	495
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046	101	100
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl C2
2.487%, 01/16/2046	1,000	1,002
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl D2
3.228%, 01/16/2046	1,500	1,503
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044	105	104
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl B2
4.495%, 05/16/2044	1,021	1,011
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl D3
3.130%, 05/15/2046	2,000	1,930
HLSS Servicer Advance Receivables, Ser 2013-T4, Cl CT4
1.779%, 08/15/2044	2,000	2,001
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	11,042	2,198
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.474%, 11/25/2035 (A) (D)	2,164	1,927
Indymac Residential Asset- Backed Trust, Ser 2005-C, Cl AII3
0.560%, 10/25/2035 (A)	2,900	2,686
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	160	160
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	450	448
John Deere Owner Trust, Ser 2013-B, Cl A3
0.550%, 01/15/2016	235	235
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	2,089	2,155
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	349	368

18	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	$582	$629
Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.460%, 02/25/2036 (A)	311	245
Long Beach Mortgage Loan Trust, Ser 2005-2, Cl M2
0.880%, 04/25/2035 (A)	1	1
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.240%, 08/25/2033 (A)	150	149
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	5,469	5,520
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.350%, 11/25/2036 (A)	962	524
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A4
0.410%, 11/25/2036 (A)	77	42
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.400%, 10/25/2036 (A)	2,393	1,201
Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,510	1,625
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015	91	91
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/2016	540	540
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.504%, 11/25/2035 (A)	6,194	5,999
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.290%, 10/25/2036 (A)	3,355	1,755
Morgan Stanley Dean Witter Capital I, Ser AM3, Cl M1
1.615%, 02/25/2033 (A)	78	73
Morgan Stanley Dean Witter Capital I, Ser NC4, Cl M2
3.190%, 04/25/2033 (A)	74	56
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.470%, 09/25/2036 (A)	2,225	1,864
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.440%, 12/25/2035 (A)	4,228	3,870
New York City Tax Lien, Ser 2013-A, Cl A2C
1.190%, 11/10/2026	210	210
Newcastle Investment Trust, Ser 2010-MH1, Cl A
4.500%, 07/10/2035	2,194	2,217
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033	4,965	5,024

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newcastle Mortgage Securities Trust, Ser 2007-9A, Cl A1
0.453%, 05/25/2052 (A)	$1,627	$1,583
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.392%, 07/17/2025 (A)	300	298
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.395%, 04/20/2025 (A)	200	198
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.186%, 04/20/2021 (A)	321	321
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.400%, 12/25/2035 (A)	1,674	1,646
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.290%, 02/25/2037 (A)	650	347
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	708	742
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	137	144
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	3,669	3,740
Popular ABS Mortgage Pass- Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/2035 (A)	1,021	1,046
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.670%, 08/25/2035 (A)	1,887	1,868
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.510%, 01/25/2036 (A)	2,800	2,615
SACO I, Ser 9, Cl A1
0.690%, 12/25/2035 (A)	1,858	1,687
SACO I, Ser WM3, Cl A1
0.710%, 09/25/2035 (A)	1,008	675
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.010%, 12/25/2033	633	644
Securitized Asset-Backed Receivables LLC, Ser 2005-FR4, Cl M1
0.910%, 01/25/2036 (A)	79	79
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.320%, 05/25/2037 (A)	1,287	682
Securitized Asset-Backed Receivables LLC, Ser 2007-NC1, Cl A2B
0.340%, 12/25/2036 (A)	2,910	1,450
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.034%, 12/16/2024 (A)	75	74

19	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.490%, 11/25/2035 (A)	$652	$642
Soundview Home Equity Loan Trust, Ser 2006-EQ1, Cl A3
0.350%, 10/25/2036 (A)	1,830	1,450
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
0.620%, 03/25/2036 (A)	3,529	3,318
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.370%, 04/25/2036 (A)	1,231	1,103
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.500%, 09/25/2036 (A)	1,820	1,531
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.320%, 02/25/2037 (A)	3,004	2,362
Symphony CLO V, Ser 2007-5A, Cl A1
1.018%, 01/15/2024 (A)	1,750	1,713
Symphony CLO, Ser 2007-3A, Cl A1A
0.515%, 05/15/2019 (A)	2,985	2,956
Trinity Rail Leasing, Ser 2006- 1A, Cl A1
5.900%, 05/14/2036	843	926
Victoria Falls CLO, Ser 2005-1A, Cl A2
0.604%, 02/17/2017 (A)	19	19
Volvo Financial Equipment LLC, Ser 2013-1A
0.740%, 03/15/2017	290	289

		142,577

Total Asset-Backed Securities (Cost $228,897) ($ Thousands)		228,712

CORPORATE OBLIGATIONS — 6.9%

Consumer Discretionary — 1.0%
Amazon.com
0.650%, 11/27/2015	150	149
Cedar Fair
5.250%, 03/15/2021 (B)	1,000	955
Comcast
5.850%, 11/15/2015	100	111
Daimler Finance North America LLC
1.125%, 08/01/2018 (A) (B)	300	301
Ford Motor
7.450%, 07/16/2031	1,000	1,205
Gap
5.950%, 04/12/2021	2,000	2,219
Maytag MTN
6.450%, 08/15/2014	350	368
Newell Rubbermaid
2.000%, 06/15/2015	125	127
Sirius XM Radio
4.250%, 05/15/2020 (B)	400	366
Six Flags Entertainment
5.250%, 01/15/2021 (B)	2,000	1,890
Target
0.436%, 07/18/2014 (A)	200	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thomson Reuters
0.875%, 05/23/2016	$400	$397
Time Warner Cable
5.850%, 05/01/2017	350	381
Viacom
1.250%, 02/27/2015	95	95
Volkswagen International Finance
0.864%, 11/20/2014 (A) (B)	300	301
Walt Disney MTN
0.450%, 12/01/2015	200	199
William Carter
5.250%, 08/15/2021 (B)	2,615	2,628

		11,892

Consumer Staples — 0.6%
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	100	100
0.628%, 07/14/2014 (A)	100	100
Avon Products
6.500%, 03/01/2019	2,000	2,235
BAT International Finance
1.400%, 06/05/2015 (B)	300	303
Biomet
6.500%, 08/01/2020	375	384
Bottling Group LLC
6.950%, 03/15/2014	250	259
Ceridian
8.875%, 07/15/2019 (B)	475	534
Coca-Cola Enterprises
2.125%, 09/15/2015	325	332
ConAgra Foods
1.300%, 01/25/2016	175	176
Costco Wholesale
0.650%, 12/07/2015	225	225
Elizabeth Arden
7.375%, 03/15/2021	100	107
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	300	298
General Mills
0.564%, 01/29/2016 (A)	300	300
Heineken
0.800%, 10/01/2015 (B)	75	75
Kellogg
0.495%, 02/13/2015 (A)	300	300
Kraft Foods Group
1.625%, 06/04/2015	125	127
Michael Foods Holding PIK
8.500%, 07/15/2018 (B)	220	227
PepsiCo
0.800%, 08/25/2014	120	120
0.465%, 07/30/2015 (A)	250	250
Reynolds American
1.050%, 10/30/2015	50	50
Reynolds Group Issuer
6.875%, 02/15/2021	185	195
5.750%, 10/15/2020	415	411
SABMiller Holdings
0.955%, 08/01/2018 (A) (B)	600	600

		7,708

20	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 0.6%
Atlas Pipeline Partners
4.750%, 11/15/2021 (B)	$1,400	$1,246
BP Capital Markets
0.775%, 05/10/2018 (A)	400	399
Canadian Natural Resources
5.700%, 05/15/2017	150	169
Energy Transfer Equity
7.500%, 10/15/2020	500	545
Gibson Energy
6.750%, 07/15/2021 (B)	948	969
Kinder Morgan Energy Partners
5.000%, 12/15/2013	186	188
MEG Energy
6.375%, 01/30/2023 (B)	1,000	998
Petrobras Global Finance
1.884%, 05/20/2016 (A)	350	347
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 (B)	1,400	1,337
Total Capital Canada
0.648%, 01/15/2016 (A)	130	131
Total Capital International
0.855%, 08/10/2018 (A)	400	401
TransCanada PipeLines
0.750%, 01/15/2016	250	248
Western Refining
6.250%, 04/01/2021	185	181

		7,159

Financials — 1.8%
American Express
0.852%, 05/22/2018 (A)	300	300
American Express Credit
0.774%, 07/29/2016 (A)	350	351
American Honda Finance
0.637%, 05/26/2016 (A) (B)	300	300
American International Group
4.250%, 09/15/2014	150	155
Australia & New Zealand Banking Group NY
0.824%, 05/15/2018 (A)	250	249
Bank of America
1.500%, 10/09/2015	200	200
1.250%, 01/11/2016	200	199
1.093%, 03/22/2016 (A)	150	150
Bank of Montreal MTN
0.870%, 04/09/2018 (A)	350	350
0.788%, 07/15/2016 (A)	175	175
Bank of New York Mellon MTN
3.100%, 01/15/2015	140	145
0.700%, 03/06/2018 (A)	325	325
Bank of Nova Scotia
0.950%, 03/15/2016	400	398
BB&T MTN
1.130%, 06/15/2018 (A)	265	266
Berkshire Hathaway Finance
0.599%, 01/10/2014 (A)	300	300
BPCE MTN
1.516%, 04/25/2016 (A)	275	278
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	125	125
0.786%, 07/18/2016 (A)	400	401

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One
0.723%, 03/22/2016 (A)	$350	$348
Capital One Financial
2.150%, 03/23/2015	650	660
Caterpillar Financial Services MTN
1.375%, 05/20/2014	95	96
Citigroup
4.875%, 05/07/2015	225	237
0.544%, 06/09/2016 (A)	150	146
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.753%, 03/18/2016 (A)	400	401
Credit Suisse NY
2.200%, 01/14/2014	300	302
Daimler Finance North America LLC
1.250%, 01/11/2016 (B)	200	199
Ford Motor Credit LLC
5.875%, 08/02/2021	2,000	2,174
1.516%, 05/09/2016 (A)	250	251
General Electric Capital
1.136%, 05/09/2016 (A)	150	151
1.000%, 12/11/2015	125	125
1.000%, 01/08/2016	100	100
0.983%, 04/02/2018 (A)	275	276
General Motors Financial
3.250%, 05/15/2018 (B)	343	329
Goldman Sachs Group
1.600%, 11/23/2015	150	151
1.465%, 04/30/2018 (A)	350	349
HSBC Bank
0.904%, 05/15/2018 (A) (B)	200	200
HSBC USA
2.375%, 02/13/2015	150	154
Hyundai Capital America
1.875%, 08/09/2016 (B)	200	200
1.625%, 10/02/2015 (B)	35	35
Icahn Enterprises
8.000%, 01/15/2018	500	526
ING Bank
1.674%, 06/09/2014 (A) (B)	350	353
International Lease Finance
6.500%, 09/01/2014 (B)	200	209
Intesa Sanpaolo
3.125%, 01/15/2016	200	199
John Deere Capital
0.950%, 06/29/2015	150	151
JPMorgan Chase
1.166%, 01/25/2018 (A)	200	201
0.882%, 02/26/2016 (A)	125	125
JPMorgan Chase Capital XXI
1.216%, 02/02/2037 (A)	250	187
MassMutual Global Funding II
0.648%, 01/14/2014 (A) (B)	528	529
Metropolitan Life Global Funding I (B)
1.700%, 06/29/2015	175	177
1.500%, 01/10/2018	260	252

21	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Monumental Global Funding
0.468%, 01/15/2014 (A) (B)	$230	$230
Morgan Stanley
1.512%, 02/25/2016 (A)	300	302
National Rural Utilities Cooperative Finance MTN
0.346%, 02/18/2014 (A)	525	525
New York Life Global Funding (A) (B)
0.615%, 05/23/2016	300	301
0.534%, 04/04/2014	300	301
Nordea Bank
0.725%, 05/13/2016 (A) (B)	350	351
PACCAR Financial MTN
0.536%, 02/08/2016 (A)	250	250
PNC Bank
0.800%, 01/28/2016	250	248
Pricoa Global Funding I MTN
0.532%, 08/19/2015 (A) (B)	525	525
Principal Life Global Funding II (B)
1.000%, 12/11/2015	95	95
0.632%, 05/27/2016 (A)	290	290
Prudential Financial MTN
1.044%, 08/15/2018 (A)	600	602
Reinsurance Group of America
5.625%, 03/15/2017	200	218
RHP Hotel Properties ‡
5.000%, 04/15/2021 (B)	435	405
Royal Bank of Canada MTN (A)
0.644%, 03/08/2016	300	301
0.501%, 01/06/2015	250	250
Royal Bank of Scotland Group
2.550%, 09/18/2015	55	56
Simon Property Group ‡
6.750%, 05/15/2014	200	205
Standard Chartered
1.215%, 05/12/2014 (A) (B)	200	201
Svenska Handelsbanken
0.722%, 03/21/2016 (A)	350	351
Toronto-Dominion Bank MTN (A)
0.568%, 07/14/2014	105	105
0.445%, 05/01/2015	250	250
Toyota Motor Credit
0.553%, 05/17/2016 (A)	100	100
UBS MTN
5.875%, 07/15/2016	250	276
Unitrin
6.000%, 05/15/2017	110	119
Ventas Realty ‡
3.125%, 11/30/2015	150	157
Wells Fargo MTN
1.500%, 07/01/2015	300	303
0.895%, 04/23/2018 (A)	350	349
Westpac Banking
0.514%, 01/29/2015 (A) (B)	250	250

		22,376

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 0.2%
AbbVie
1.027%, 11/06/2015 (A)	$125	$127
Alere
6.500%, 06/15/2020 (B)	1,200	1,197
Baxter International
0.445%, 12/11/2014 (A)	530	530
Express Scripts Holding
2.750%, 11/21/2014	300	307
McKesson
0.950%, 12/04/2015	80	80
Sanofi
0.586%, 03/28/2014 (A)	75	75
UnitedHealth Group
0.387%, 08/28/2014 (A)	300	300
WellPoint
1.250%, 09/10/2015	41	41

		2,657

Industrials — 0.8%
AGCO
5.875%, 12/01/2021	2,000	2,108
Ardagh Packaging Finance
4.875%, 11/15/2022 (B)	1,000	962
BNSF Funding Trust I
6.613%, 12/15/2055 (A)	2,261	2,575
Caterpillar
1.375%, 05/27/2014	100	101
Clean Harbors
5.250%, 08/01/2020	900	889
Danaher
1.300%, 06/23/2014	160	161
John Deere Capital
0.336%, 06/15/2015 (A)	400	400
Legrand France
8.500%, 02/15/2025	2,000	2,491
Packaging Dynamics
8.750%, 02/01/2016 (B)	600	621
Penske Truck Leasing
2.500%, 07/11/2014 (B)	15	15
Pentair Finance
1.350%, 12/01/2015	80	80
Precision Castparts
0.700%, 12/20/2015	80	80

		10,483

Information Technology — 0.6%
Bankrate
6.125%, 08/15/2018 (B)	1,600	1,582
Brocade Communications Systems
4.625%, 01/15/2023 (B)	750	694
Hewlett-Packard
4.050%, 09/15/2022	1,000	955
0.661%, 05/30/2014 (A)	175	175
iGATE
9.000%, 05/01/2016	1,315	1,417
International Business Machines
0.295%, 07/29/2015 (A)	450	450
Oracle
3.750%, 07/08/2014	230	236

22	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Western Union
2.375%, 12/10/2015	$30	$30
1.262%, 08/21/2015 (A)	375	376
WEX
4.750%, 02/01/2023 (B)	1,000	910
Xerox
1.083%, 05/16/2014 (A)	160	160

		6,985

Materials — 0.4%
E.I. du Pont de Nemours
0.693%, 03/25/2014 (A)	70	70
FMG Resources
6.875%, 02/01/2018 (B)	500	513
FMG Resources August 2006 PTY
8.250%, 11/01/2019 (B)	1,000	1,068
Glencore Funding LLC
1.422%, 05/27/2016 (A) (B)	400	390
Hecla Mining
6.875%, 05/01/2021 (B)	965	878
Hexion US Finance
6.625%, 04/15/2020 (B)	1,818	1,795
Rio Tinto Finance USA
1.113%, 06/17/2016 (A)	400	401
Walter Energy
8.500%, 04/15/2021 (B)	250	196
Yara International
5.250%, 12/15/2014 (B)	100	105

		5,416

Telecommunication Services — 0.9%
AT&T
0.800%, 12/01/2015	150	150
0.650%, 02/12/2016 (A)	250	251
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (B)	875	873
Cincinnati Bell
8.750%, 03/15/2018	1,000	1,037
DIRECTV Holdings LLC
3.550%, 03/15/2015	300	311
Hughes Satellite Systems
6.500%, 06/15/2019	250	263
Intelsat Luxembourg
7.750%, 06/01/2021(B)	650	669
NBCUniversal Enterprise
0.953%, 04/15/2018 (A) (B)	400	403
Sable International Finance
7.750%, 02/15/2017 (B)	1,350	1,421
SBA Tower Trust
4.254%, 04/15/2015 (B)	4,000	4,074
Softbank
4.500%, 04/15/2020 (B)	1,751	1,656
Vodafone Group
5.000%, 12/16/2013	345	349

		11,457

Utilities — 0.0%
Duke Energy Indiana
0.619%, 07/11/2016 (A)	120	120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Power
1.300%, 09/15/2013	$150	$150

		270

Total Corporate Obligations (Cost $87,136) ($ Thousands)		86,403

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FHLB
4.875%, 12/13/2013	400	405
0.300%, 12/12/2013	750	750
0.170%, 08/12/2014	1,000	1,000
0.160%, 06/30/2014	1,200	1,200
0.140%, 05/20/2014	1,150	1,150
0.125%, 07/25/2014 to 07/29/2014	3,000	2,999
FHLMC
1.000%, 08/20/2014 to 10/13/2015	4,000	4,025
0.450%, 01/09/2014	500	501
FNMA
3.000%, 09/25/2026	2,700	2,763
2.500%, 09/15/2027	650	645
1.125%, 06/27/2014	1,500	1,512
0.750%, 12/18/2013	550	551
0.550%, 02/27/2015	1,000	1,002
GNMA (A)
1.354%, 08/16/2051	17,236	1,027
1.295%, 12/16/2053	11,593	798

Total U.S. Government Agency Obligations (Cost $20,342) ($ Thousands)		20,328

MUNICIPAL BONDS — 0.2%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	345	341
Grand Parkway Transportation, Ser D, RB
1.000%, 10/01/2017 (A)	235	235
Illinois State, GO
4.071%, 01/01/2014	650	656
New Jersey State, Economic Development Authority, RB
1.059%, 03/01/2016	285	282
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	150	154
North Carolina State, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/2014	150	152
Oregon State, School Boards Association, Ser A, GO, NATL-RE FGIC
0.000%, 06/30/2015	125	122

23	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	$130	$130
1.044%, 04/01/2014	120	121

Total Municipal Bonds (Cost $2,201) ($ Thousands)		2,193

PREFERRED STOCK — 0.1%
Public Storage, 5.90% ‡	75,000	1,712

Total Preferred Stock (Cost $1,714) ($ Thousands)		1,712

CASH EQUIVALENT — 12.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	156,208,382	156,208

Total Cash Equivalent (Cost $156,208) ($ Thousands)		156,208

REPURCHASE AGREEMENT (E) — 0.2%
BNP Paribas
0.050%, dated 08/30/2013, to be repurchased on 09/03/2013, repurchase price $2,400,013 (collateralized by U.S. government obligations, 2.000% - 5.000%, 11/20/2027 - 04/15/2054, par values ranging from $95,922 - $755,579; total market value $2,448,000)	2,400	2,400

Total Repurchase Agreement (Cost $2,400) ($ Thousands)		2,400

U.S. TREASURY OBLIGATION (F) (G) — 0.1%
U.S. Treasury Bills
0.012%, 10/10/2013	500	500

Total U.S. Treasury Obligation (Cost $500) ($ Thousands)		500

Total Investments — 105.1% (Cost $1,312,374) ($ Thousands) ††		$1,311,077

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contracts	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(175)	Dec-2013	$(6)
U.S. 10-Year Treasury Note	(129)	Dec-2013	(2)
U.S. Long Treasury Bond	(56)	Dec-2013	(21)
U.S. 2-Year Treasury Note	(11)	Jan-2014	—

			$(29)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

As of August 31, 2013, the reverse repurchase agreement held by the Fund is listed below:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$1,713	JPMorgan Chase Bank	$1,713

Percentages are based on a Net Assets of $1,247,698 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $1,312,374 ($ Thousands), and the unrealized appreciation and depreciation were $2,128 ($ Thousands) and $(3,425) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2013. The coupon on a step bond changes on a specified date.

(E)	Tri-Party Repurchase Agreement.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	The rate reported is the effective yield at time of purchase.

(H)	Unfunded bank loan.

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FGIC — Federal Guaranty Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

NY — New York

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

24	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2013

The following is a list of the inputs used as of August 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$493,885	$—	$493,885
Loan Participations	—	318,736	—	318,736
Asset-Backed Securities	—	227,129	1,583	228,712
Corporate Obligations	—	86,403	—	86,403
U.S. Government Agency Obligations	—	20,328	—	20,328
Municipal Bonds	—	2,193	—	2,193
Preferred Stock	1,712	—	—	1,712
Cash Equivalent	156,208	—	—	156,208
Repurchase Agreement	—	2,400	—	2,400
U.S. Treasury Obligation	—	500	—	500

Total Investments in Securities	$157,920	$1,151,574	$1,583	$1,311,077

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$—	$(29)	$—	$(29)
Reverse Repurchase Agreement		(1,713)		(1,713)

Total Other Financial Instruments	$—	$(1,742)	$—	$(1,742)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

25	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 42.5%

Agency Mortgage-Backed Obligations — 34.7%
FHLMC
11.000%, 02/17/2021	$586	$597
10.000%, 03/17/2026 to 10/01/2030	1,828	2,058
8.000%, 06/01/2030	4	5
7.500%, 08/01/2030 to 09/01/2038	1,479	1,723
7.000%, 11/01/2015 to 03/01/2039	719	795
6.500%, 06/01/2017 to 09/01/2039	6,652	7,350
6.000%, 04/01/2017 to 08/01/2038	13,397	14,633
5.625%, 11/23/2035	1,581	1,686
5.500%, 12/01/2013 to 01/01/2039	38,662	41,933
5.000%, 02/01/2019 to 04/01/2042	40,664	44,055
4.500%, 07/01/2026 to 11/01/2042	18,072	19,153
4.000%, 10/01/2025 to 08/01/2043	80,840	83,365
3.500%, 12/01/2025 to 08/01/2043	45,893	45,977
3.165%, 02/01/2042	3,194	3,244
3.000%, 07/01/2032 to 06/01/2043	15,968	15,407
2.718%, 07/01/2042	3,806	3,792
2.673%, 07/01/2042	3,225	3,204
2.642%, 09/01/2042	5,617	5,565
2.500%, 12/15/2041	14,761	14,522
2.240%, 07/01/2043	11,027	10,989
2.213%, 10/01/2036 (A)	935	987
1.250%, 10/02/2019	780	732
0.500%, 09/14/2015	8,600	8,591
0.100%, 12/18/2013	590	590
FHLMC ARM (A)
6.393%, 12/01/2036	102	108
6.354%, 02/01/2037	119	126
6.270%, 11/01/2037	176	188
6.158%, 09/01/2036	119	127
5.599%, 04/01/2037	42	44
5.556%, 06/01/2037	279	299
5.074%, 11/01/2036	263	280
5.031%, 01/01/2035	140	150
5.030%, 07/01/2036	355	383
3.274%, 12/01/2036	250	264
3.149%, 03/01/2037	248	264
3.096%, 05/01/2036	381	404
3.069%, 11/01/2036	164	174
3.066%, 02/01/2037	149	158
3.054%, 03/01/2037	483	514
2.999%, 04/01/2037	97	104
2.984%, 12/01/2036	438	463
2.930%, 05/01/2037	1,269	1,350
2.902%, 04/01/2037	591	627
2.889%, 04/01/2038	194	207
2.888%, 05/01/2037	555	594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.751%, 05/01/2038	$476	$507
2.727%, 01/01/2037	1,335	1,420
2.720%, 11/01/2036	379	401
2.713%, 10/01/2036	123	132
2.697%, 09/01/2036	709	754
2.678%, 05/01/2037	316	336
2.640%, 11/01/2036	378	403
2.637%, 09/01/2036	315	332
2.620%, 05/01/2037	164	174
2.598%, 12/01/2036	746	796
2.590%, 10/01/2036	701	741
2.576%, 09/01/2036	3,651	3,876
2.550%, 10/01/2037	590	620
2.540%, 12/01/2036	553	592
2.527%, 02/01/2037	868	920
2.510%, 05/01/2037	424	453
2.496%, 10/01/2036	1,287	1,378
2.441%, 08/01/2037	1,196	1,272
2.375%, 05/01/2036	357	379
2.370%, 05/01/2036	296	315
2.188%, 08/01/2036	1,058	1,117
2.117%, 05/01/2037	193	204
2.098%, 07/01/2036	540	570
2.050%, 04/01/2037	227	239
2.010%, 08/01/2037	653	691
2.009%, 08/01/2036	399	419
1.970%, 05/01/2037	2,347	2,456
FHLMC CMO, IO
6.016%, 05/15/2040 (A)	1,473	348
5.966%, 11/15/2042 to 05/15/2043 (A)	5,126	1,233
5.916%, 08/15/2042 to 12/15/2042 (A)	2,915	718
5.866%, 07/15/2042 to 08/15/2042 (A)	743	164
5.000%, 08/15/2038	2,223	2,390
2.500%, 09/15/2041	7,214	7,082
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	9	10
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	198	222
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	765	861
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.516%, 02/15/2029 (A)	243	7
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	50	55
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	752	838
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	517	581
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	100	108
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	175	198
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	1,469	1,637
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	331	370
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	718	793

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2002-41, Cl 2A
6.363%, 07/25/2032 (A)	$679	$765
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	904	1,056
FHLMC CMO, Ser 2002-48, Cl 1A
5.931%, 07/25/2033 (A)	51	58
FHLMC CMO, Ser 2003-2551, Cl NS
14.146%, 01/15/2033 (A)	311	388
FHLMC CMO, Ser 2003-2631, Cl SA
14.513%, 06/15/2033 (A)	240	303
FHLMC CMO, Ser 2003-2671, Cl S
14.421%, 09/15/2033 (A)	241	302
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	533	561
FHLMC CMO, Ser 2003-2725, Cl SC
8.794%, 11/15/2033 (A)	136	149
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	479	572
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	592	700
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	526	589
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	648	764
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	541	623
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	716	808
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	909	977
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,631
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/2033	169	168
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	338	347
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028	110	109
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	2,000	2,194
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	749	899
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	569	668
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	790	944
FHLMC CMO, Ser 2005-2929, Cl PE, PO
5.000%, 05/15/2033	251	253
FHLMC CMO, Ser 2005-2945, Cl SA
11.963%, 03/15/2020 (A)	1,057	1,217
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020	132	130
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	364	404
FHLMC CMO, Ser 2005-2981, Cl FA
0.584%, 05/15/2035 (A)	402	404
FHLMC CMO, Ser 2005-2990, Cl LK
0.554%, 10/15/2034 (A)	564	566
FHLMC CMO, Ser 2005-3001, Cl HP
21.264%, 05/15/2035 (A)	98	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2005-3006, Cl QS
19.668%, 07/15/2035 (A)	$514	$751
FHLMC CMO, Ser 2005-3012, Cl GK
23.922%, 06/15/2035 (A)	120	190
FHLMC CMO, Ser 2005-3049, Cl XF
0.534%, 05/15/2033 (A)	448	448
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	290	272
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036	583	554
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	1,602	1,778
FHLMC CMO, Ser 2006-3102, Cl FB
0.484%, 01/15/2036 (A)	314	315
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	592	658
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036	257	237
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	429	395
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	515	573
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	954	994
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	1,312	1,469
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	596	651
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.466%, 08/15/2036 (A)	717	126
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.406%, 09/15/2036 (A)	357	56
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.216%, 01/15/2037 (A)	511	62
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/2035	256	258
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	79	73
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/2023	274	275
FHLMC CMO, Ser 2007-3345, Cl FP
0.384%, 11/15/2036 (A)	62	62
FHLMC CMO, Ser 2007-3345, Cl PF
0.364%, 05/15/2036 (A)	71	71
FHLMC CMO, Ser 2007-3346, Cl FA
0.414%, 02/15/2019 (A)	4,509	4,514
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037	133	122
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.266%, 11/15/2037 (A)	435	62
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.816%, 11/15/2037 (A)	496	72
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.236%, 11/15/2037 (A)	431	63
FHLMC CMO, Ser 2007-76, Cl 2A
3.851%, 10/25/2037 (A)	1,085	1,083
FHLMC CMO, Ser 2008-3422, Cl SE
16.990%, 02/15/2038 (A)	103	137
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.866%, 05/15/2038 (A)	487	69

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.846%, 05/15/2038 (A)	$2,563	$255
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.016%, 06/15/2038 (A)	1,925	281
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	266	295
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	484	441
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/2037	315	26
FHLMC CMO, Ser 2009-3523, Cl SD
19.156%, 06/15/2036 (A)	257	358
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	3,218	3,522
FHLMC CMO, Ser 2009-3546, Cl A
2.615%, 02/15/2039 (A)	231	238
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	424	390
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	419	380
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
0.000%, 04/15/2036	299	272
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	483	446
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.066%, 12/15/2039 (A)	1,346	158
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034	258	237
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	346	319
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.046%, 01/15/2040 (A)	450	54
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	3,023	3,423
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	5,231	5,389
FHLMC CMO, Ser 2010-3632, Cl BS
16.887%, 02/15/2040 (A)	400	586
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	3,401	3,731
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,136	1,216
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	1,470	1,594
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	1,698	199
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	1,913	2,281
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	609	700
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	1,470	242
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	1,479	97
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.816%, 10/15/2040 (A)	1,457	284
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	877	43

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	$1,471	$164
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	949	102
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	1,590	167
FHLMC CMO, Ser 2011-3802, Cl LS, IO
2.387%, 01/15/2040 (A)	2,180	138
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	1,046	1,138
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	600	614
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.766%, 05/15/2041 (A)	2,911	300
FHLMC CMO, Ser 2011-3895, Cl WA
5.714%, 10/15/2038 (A)	447	494
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.416%, 11/15/2041 (A)	2,613	514
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.426%, 04/15/2042 (A)	268	40
FHLMC CMO, Ser 2012-4048, Cl FB
0.584%, 10/15/2041 (A)	1,762	1,768
FHLMC CMO, Ser 2012-4048, Cl FJ
0.595%, 07/15/2037 (A)	1,552	1,555
FHLMC CMO, Ser 2012-4057, Cl BS, IO
5.866%, 09/15/2039 (A)	1,822	335
FHLMC CMO, Ser 2012-4057, Cl SA, IO
5.866%, 04/15/2039 (A)	3,667	741
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.766%, 06/15/2042 (A)	541	135
FHLMC CMO, Ser 2012-4068, Cl DS, IO
5.816%, 06/15/2042 (A)	3,488	765
FHLMC CMO, Ser 2012-4068, Cl TS, IO
5.816%, 06/15/2042 (A)	3,751	825
FHLMC CMO, Ser 2012-4073, Cl SB, IO
5.816%, 07/15/2042 (A)	3,264	660
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	3,750	523
FHLMC CMO, Ser 2012-4102, Cl MS, IO
6.416%, 09/15/2042 (A)	2,547	565
FHLMC CMO, Ser 2012-4114, Cl SC, IO
5.916%, 10/15/2042 (A)	1,305	334
FHLMC CMO, Ser 2012-4116, Cl AS, IO
5.966%, 10/15/2042 (A)	1,215	241
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,541	286
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.966%, 10/15/2042 (A)	1,624	343
FHLMC CMO, Ser 2012-4136, Cl SG
5.966%, 11/15/2042 (A)	1,833	417
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	705	540
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,283	1,036
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	902	697
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	500	559

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2009- K003, Cl AAB
4.768%, 05/25/2018	$2,824	$3,083
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2011- K010, Cl A1
3.320%, 07/25/2020	77	81
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2012- K020, Cl A2
2.373%, 05/25/2022	7,310	6,807
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K006, Cl AX1, IO
1.208%, 01/25/2020 (A)	18,457	971
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K007, Cl X1, IO
1.392%, 04/25/2020 (A)	12,908	770
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K008, Cl X1, IO
1.825%, 06/25/2020 (A)	10,928	916
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K009, Cl X1, IO
1.664%, 08/25/2020 (A)	6,183	454
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K015, Cl X1, IO
1.837%, 07/25/2021 (A)	6,873	699
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K016, Cl X1, IO
1.735%, 10/25/2021 (A)	2,274	225
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K017, Cl X1, IO
1.598%, 12/25/2021 (A)	3,569	321
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K021, Cl X1, IO
1.646%, 06/25/2022 (A)	5,947	598
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K024, Cl X1, IO
1.025%, 09/25/2022 (A)	3,190	197
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K702, Cl X1, IO
1.713%, 02/25/2018 (A)	27,758	1,638
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K703, Cl X1, IO
2.251%, 05/25/2018 (A)	8,610	716
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	3,120	3,434

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.516%, 08/15/2036(A)	$1,246	$186
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	2,873	272
FHLMC STRIPS CMO, Ser 2012-262, Cl 35
3.500%, 07/15/2042	3,343	3,361
FHLMC STRIPS CMO, Ser 2012-267, Cl F5
0.684%, 08/15/2042(A)	2,847	2,826
FHLMC TBA
3.500%, 09/15/2041	7,400	7,375
2.500%, 09/15/2027	13,300	13,192
FNMA
8.000%, 04/01/2015 to 11/01/2037	336	385
7.500%, 06/01/2030 to 04/01/2039	1,943	2,225
7.000%, 12/01/2015 to 02/01/2039	5,617	6,258
6.500%, 05/01/2017 to 07/01/2039	13,267	14,816
6.000%, 06/01/2016 to 11/01/2048	47,926	52,643
5.500%, 04/01/2014 to 04/01/2040	64,978	70,756
5.000%, 02/01/2020 to 05/01/2042	140,540	151,970
4.762%, 02/01/2020	733	809
4.671%, 07/01/2020	743	817
4.640%, 01/01/2021	972	1,060
4.540%, 01/01/2020	1,431	1,563
4.530%, 12/01/2019	3,887	4,249
4.500%, 07/01/2020 to 12/01/2042	38,611	41,115
4.399%, 02/01/2020	6,000	6,513
4.390%, 05/01/2021	1,000	1,076
4.369%, 02/01/2020	1,919	2,081
4.368%, 04/01/2020	2,158	2,337
4.340%, 06/01/2021	1,000	1,071
4.337%, 11/01/2021	6,054	6,523
4.317%, 07/01/2021	1,265	1,357
4.300%, 04/01/2021	1,195	1,280
4.299%, 07/01/2021	5,450	5,837
4.260%, 07/01/2021	1,000	1,068
4.250%, 02/01/2020 to 04/01/2021	3,681	3,931
4.240%, 06/01/2021	998	1,064
4.120%, 04/01/2020	1,151	1,231
4.066%, 07/01/2020	2,462	2,630
4.060%, 07/01/2021	1,000	1,056
4.050%, 01/01/2021	1,430	1,508
4.000%, 04/01/2019 to 08/01/2043	77,054	79,723
3.975%, 11/01/2020	787	836
3.940%, 07/01/2021	1,500	1,566
3.930%, 01/01/2021	1,000	1,053
3.820%, 06/01/2017	1,901	2,034
3.800%, 03/01/2018	1,931	2,072
3.770%, 09/01/2021	3,000	3,125
3.740%, 07/01/2020	1,364	1,433
3.670%, 07/01/2023	1,500	1,509
3.632%, 12/01/2020	4,027	4,211
3.630%, 01/01/2018	2,000	2,131
3.590%, 12/01/2020	958	994
3.584%, 09/01/2020	6,805	7,084
3.520%, 01/01/2018	2,933	3,119
3.505%, 09/01/2020	4,767	4,945
3.500%, 01/01/2026 to 09/01/2043	112,101	111,983

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.430%, 10/01/2020	$1,922	$1,981
3.380%, 01/01/2018	1,500	1,588
3.290%, 10/01/2020	1,000	1,023
3.230%, 11/01/2020	1,482	1,509
3.030%, 12/01/2021 to 03/01/2042	4,646	4,678
3.027%, 03/01/2042	1,277	1,295
3.000%, 03/01/2027 to 06/01/2043	131,167	127,787
2.970%, 11/01/2018	1,430	1,479
2.940%, 05/01/2022	980	959
2.790%, 07/01/2022	1,000	966
2.690%, 10/01/2017	1,479	1,532
2.670%, 07/01/2022	980	940
2.661%, 07/01/2042	3,608	3,581
2.646%, 10/01/2022	8,368	8,353
2.600%, 06/01/2022	977	934
2.520%, 09/25/2043	3,305	3,296
2.500%, 10/01/2042	5,865	5,359
2.490%, 03/01/2023	1,750	1,636
2.470%, 09/01/2022	1,475	1,391
2.458%, 08/01/2043 to 09/25/2043	2,161	2,099
2.400%, 12/01/2022 to 02/01/2023	3,700	3,451
2.390%, 12/01/2022	1,750	1,632
2.380%, 12/01/2022	2,000	1,853
2.374%, 02/01/2043	821	823
2.370%, 07/01/2019 to 11/01/2022	2,000	1,935
2.340%, 12/01/2022 to 01/01/2023	4,418	4,096
2.320%, 12/01/2022	1,481	1,376
2.280%, 11/01/2022	1,974	1,828
2.269%, 05/01/2043	—	—
2.210%, 12/01/2022	3,642	3,351
2.200%, 07/01/2019	2,458	2,440
2.190%, 12/01/2022	1,976	1,816
2.115%, 02/01/2043	863	859
2.100%, 06/01/2019	1,000	991
2.036%, 07/01/2043	866	819
2.031%, 07/01/2043	1,951	1,852
2.030%, 08/01/2019	2,030	1,979
2.007%, 01/01/2043	1,053	1,042
2.000%, 12/01/2020	1,500	1,397
1.940%, 07/01/2019	1,000	1,003
1.890%, 09/25/2043	3,865	3,744
1.710%, 08/01/2043	682	666
1.690%, 12/01/2019	2,000	1,904
1.580%, 01/01/2020	1,975	1,863
1.470%, 12/01/2019	1,479	1,389
1.400%, 07/01/2017	2,500	2,492
FNMA ARM (A)
6.242%, 08/01/2036	132	144
5.956%, 05/01/2037	60	63
5.882%, 09/01/2036	431	463
5.783%, 06/01/2036	22	24
5.688%, 03/01/2037	2,089	2,242
5.320%, 01/01/2023	191	209
5.209%, 12/01/2035	169	181
3.682%, 09/01/2037	347	370
3.192%, 10/01/2036	1,372	1,450
3.187%, 10/01/2036	211	223
3.185%, 11/01/2036	342	361
2.906%, 11/01/2036	514	550
2.813%, 12/01/2036	712	763
2.765%, 08/01/2036	328	348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.752%, 09/01/2036	$220	$234
2.748%, 09/01/2037	14	15
2.700%, 06/01/2036	730	779
2.681%, 07/01/2037	639	678
2.659%, 10/01/2036	328	351
2.603%, 05/01/2036	177	188
2.591%, 07/01/2037	208	221
2.589%, 06/01/2036	715	763
2.578%, 04/01/2037	533	565
2.520%, 07/01/2036	443	469
2.516%, 06/01/2036	377	400
2.426%, 02/01/2037	631	666
2.423%, 11/01/2037	520	551
2.302%, 11/01/2037	289	307
1.967%, 05/01/2037	1,577	1,658
1.907%, 09/01/2036	278	291
1.888%, 01/01/2037	487	510
1.864%, 02/01/2037	361	376
1.713%, 07/01/2037	257	272
0.635%, 09/01/2022	1,170	1,171
0.585%, 10/01/2022 to 01/01/2023	4,235	4,239
0.555%, 01/01/2023	988	990
0.545%, 01/01/2023	1,976	1,971
0.535%, 01/01/2023	3,500	3,506
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	150	170
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	443	504
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	508	572
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	367	424
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022	—	—
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	154	194
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	739	813
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	751	835
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	588	652
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	534	604
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	391	437
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	536	592
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	160	150
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	523	598
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	50	56
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	427	451
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	398	466
FNMA CMO, Ser 2002-10, Cl SB
18.758%, 03/25/2017 (A)	52	64

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	$583	$688
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	675	783
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	2,362	2,669
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	34	40
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	602	639
FNMA CMO, Ser 2003-131, Cl SK
15.832%, 01/25/2034 (A)	339	440
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	2,000	2,238
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	2,000	2,218
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	164	148
FNMA CMO, Ser 2003-42, Cl EP
4.000%, 11/25/2022	61	62
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	509	545
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/2031	11	11
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	2,500	2,660
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	1,086	1,201
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	401	381
FNMA CMO, Ser 2004-52, Cl NE
4.500%, 07/25/2033	177	185
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	95	95
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	200	196
FNMA CMO, Ser 2004-61, Cl FH
0.984%, 11/25/2032 (A)	783	793
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	1,441	1,594
FNMA CMO, Ser 2005-106, Cl US
23.892%, 11/25/2035 (A)	693	1,077
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/2032	23	23
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/2019	3	3
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	1,250	1,325
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	813	879
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/2035	990	1,103
FNMA CMO, Ser 2005-72, Cl SB
16.415%, 08/25/2035 (A)	264	321
FNMA CMO, Ser 2005-74, Cl CS
19.514%, 05/25/2035 (A)	372	538
FNMA CMO, Ser 2005-74, Cl SK
19.624%, 05/25/2035 (A)	285	413
FNMA CMO, Ser 2005-90, Cl ES
16.415%, 10/25/2035 (A)	260	348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035	$189	$179
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/2032	161	162
FNMA CMO, Ser 2006-104, Cl IC, IO
6.416%, 11/25/2036 (A)	1,490	285
FNMA CMO, Ser 2006-117, Cl GS, IO
6.466%, 12/25/2036 (A)	349	58
FNMA CMO, Ser 2006-118, Cl A2
0.258%, 12/25/2036 (A)	661	618
FNMA CMO, Ser 2006-125, Cl SM, IO
7.016%, 01/25/2037 (A)	2,154	340
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	303	278
FNMA CMO, Ser 2006-23, Cl FK
0.434%, 04/25/2036 (A)	355	354
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	325	305
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/2036	394	361
FNMA CMO, Ser 2006-31, Cl PD
5.500%, 11/25/2034	155	159
FNMA CMO, Ser 2006-33, Cl LS
29.322%, 05/25/2036 (A)	243	446
FNMA CMO, Ser 2006-44, Cl FP
0.584%, 06/25/2036 (A)	331	333
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033	155	143
FNMA CMO, Ser 2006-46, Cl SW
23.524%, 06/25/2036 (A)	239	364
FNMA CMO, Ser 2006-51, Cl SP, IO
6.466%, 03/25/2036 (A)	357	53
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	464	511
FNMA CMO, Ser 2006-56, Cl FC
0.474%, 07/25/2036 (A)	391	391
FNMA CMO, Ser 2006-56, Cl PF
0.534%, 07/25/2036 (A)	479	482
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	343	329
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	702	648
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	928	1,041
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	537	588
FNMA CMO, Ser 2006-94, Cl GI, IO
6.466%, 10/25/2026 (A)	935	157
FNMA CMO, Ser 2007-100, Cl SM, IO
6.266%, 10/25/2037 (A)	1,203	150
FNMA CMO, Ser 2007-101, Cl A2
0.434%, 06/27/2036 (A)	1,305	1,294
FNMA CMO, Ser 2007-112, Cl SA, IO
6.266%, 12/25/2037 (A)	952	120
FNMA CMO, Ser 2007-114, Cl A6
0.384%, 10/27/2037 (A)	1,600	1,601
FNMA CMO, Ser 2007-116, Cl HI, IO
1.590%, 01/25/2038 (A)	1,253	90
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	3,855	4,278

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-29, Cl SG
22.053%, 04/25/2037 (A)	$219	$318
FNMA CMO, Ser 2007-43, Cl FL
0.484%, 05/25/2037 (A)	172	173
FNMA CMO, Ser 2007-53, Cl SH, IO
5.916%, 06/25/2037 (A)	824	113
FNMA CMO, Ser 2007-54, Cl FA
0.584%, 06/25/2037 (A)	700	703
FNMA CMO, Ser 2007-54, Cl PF
0.404%, 06/25/2037 (A)	734	734
FNMA CMO, Ser 2007-60, Cl AX, IO
6.966%, 07/25/2037 (A)	1,518	276
FNMA CMO, Ser 2007-64, Cl FA
0.654%, 07/25/2037 (A)	75	75
FNMA CMO, Ser 2007-65, Cl KI, IO
6.436%, 07/25/2037 (A)	830	95
FNMA CMO, Ser 2007-68, Cl SC, IO
6.516%, 07/25/2037 (A)	1,062	174
FNMA CMO, Ser 2007-72, Cl EK, IO
6.216%, 07/25/2037 (A)	1,124	150
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	92	92
FNMA CMO, Ser 2007-79, Cl SB
23.342%, 08/25/2037 (A)	101	151
FNMA CMO, Ser 2007-85, Cl SG
15.790%, 09/25/2037 (A)	351	451
FNMA CMO, Ser 2007-92, Cl YS, IO
5.596%, 06/25/2037 (A)	1,042	102
FNMA CMO, Ser 2008-1, Cl BI, IO
5.726%, 02/25/2038 (A)	1,032	101
FNMA CMO, Ser 2008-20, Cl SA, IO
6.806%, 03/25/2038 (A)	602	103
FNMA CMO, Ser 2008-22, Cl IO, IO
6.246%, 03/25/2037 (A)	10,759	1,314
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	1,500	1,632
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	222	240
FNMA CMO, Ser 2008-24, Cl PF
0.834%, 02/25/2038 (A)	497	503
FNMA CMO, Ser 2008-32, Cl SA, IO
6.666%, 04/25/2038 (A)	369	50
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	747	9
FNMA CMO, Ser 2008-4, Cl SD, IO
5.816%, 02/25/2038 (A)	2,160	321
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	3,222	3,470
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	711
FNMA CMO, Ser 2009-103, Cl MB
2.847%, 12/25/2039 (A)	572	608
FNMA CMO, Ser 2009-17, Cl QS, IO
6.466%, 03/25/2039 (A)	454	55
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	615	99
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	1,097	1,007
FNMA CMO, Ser 2009-84, Cl WS, IO
5.716%, 10/25/2039 (A)	582	59

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	$6,406	$6,130
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	423	67
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	746	676
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	905	31
FNMA CMO, Ser 2009-99, Cl SC, IO
5.996%, 12/25/2039 (A)	686	68
FNMA CMO, Ser 2010-1, Cl WA
6.184%, 02/25/2040 (A)	481	524
FNMA CMO, Ser 2010-100, Cl CS, IO
6.466%, 09/25/2040 (A)	2,882	449
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	1,946	2,114
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,743
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	1,386	1,497
FNMA CMO, Ser 2010-142, Cl SM, IO
6.346%, 12/25/2040 (A)	1,548	168
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	622	640
FNMA CMO, Ser 2010-150, Cl SK, IO
6.346%, 01/25/2041 (A)	2,623	382
FNMA CMO, Ser 2010-150, Cl SN, IO
6.346%, 01/25/2041 (A)	2,957	395
FNMA CMO, Ser 2010-16, Cl WA
6.447%, 03/25/2040 (A)	579	651
FNMA CMO, Ser 2010-23, Cl KS, IO
6.916%, 02/25/2040 (A)	795	115
FNMA CMO, Ser 2010-27, Cl AS, IO
6.296%, 04/25/2040 (A)	3,455	460
FNMA CMO, Ser 2010-35, Cl SB, IO
6.236%, 04/25/2040 (A)	877	122
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	350	321
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	925	963
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	1,044	1,155
FNMA CMO, Ser 2010-68, Cl SA, IO
4.816%, 07/25/2040 (A)	2,828	268
FNMA CMO, Ser 2010-M5, Cl A1
2.259%, 07/25/2020	69	71
FNMA CMO, Ser 2011-117, Cl LS, IO
6.416%, 10/25/2040 (A)	5,212	1,183
FNMA CMO, Ser 2011-2, Cl WA
5.811%, 02/25/2051 (A)	608	654
FNMA CMO, Ser 2011-30, Cl LS, IO
2.806%, 04/25/2041 (A)	1,769	123
FNMA CMO, Ser 2011-43, Cl WA
5.870%, 05/25/2051 (A)	1,052	1,159
FNMA CMO, Ser 2011-58, Cl FNR,IO
4.000%, 07/25/2041	2,646	2,748
FNMA CMO, Ser 2011-63, Cl SW, IO
6.496%, 07/25/2041 (A)	2,447	307
FNMA CMO, Ser 2011-75, Cl FA
0.734%, 08/25/2041 (A)	531	537

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-87, Cl SJ, IO
5.766%, 09/25/2041 (A)	$5,144	$721
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	4,270	558
FNMA CMO, Ser 2011-96, Cl SA, IO
6.366%, 10/25/2041 (A)	5,232	771
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,564
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	7,820
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	2,500	2,607
FNMA CMO, Ser 2012-11, Cl SB,IO
6.416%, 10/25/2042 (A)	1,439	357
FNMA CMO, Ser 2012-98, Cl SA,IO
5.866%, 05/25/2039 (A)	1,122	228
FNMA CMO, Ser 2012-101, Cl FC
0.684%, 09/25/2042 (A)	954	954
FNMA CMO, Ser 2012-111, Cl JS, IO
5.916%, 07/25/2040 (A)	2,579	572
FNMA CMO, Ser 2012-112, Cl FD
0.684%, 10/25/2042 (A)	968	968
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.957%, 11/25/2042	1,147	281
FNMA CMO, Ser 2012-128, Cl SL, IO
5.957%, 11/25/2042	675	167
FNMA CMO, Ser 2012-133, Cl SA, IO
5.957%, 12/25/2042	390	97
FNMA CMO, Ser 2012-134, Cl SC, IO
5.957%, 11/25/2042	1,520	359
FNMA CMO, Ser 2012-134, Cl SK, IO
5.957%, 11/25/2042	862	196
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	22,408	21,253
FNMA CMO, Ser 2012-133, Cl CS, IO
5.966%, 12/25/2042 (A)	848	191
FNMA CMO, Ser 2012-133, Cl GS, IO
5.966%, 12/25/2042 (A)	1,236	246
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	2,099	2,048
FNMA CMO, Ser 2012-134, Cl MS
5.966%, 12/25/2042 (A)	1,066	252
FNMA CMO, Ser 2012-137, Cl CF
0.484%, 08/25/2041 (A)	1,440	1,442
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	2,553	327
FNMA CMO, Ser 2012-14, Cl FB
0.634%, 08/25/2037 (A)	830	835
FNMA CMO, Ser 2012-14, Cl FL
0.634%, 12/25/2040 (A)	896	904
FNMA CMO, Ser 2012-16, Cl ST, IO
6.266%, 03/25/2042 (A)	223	47
FNMA CMO, Ser 2012-17, Cl WS, IO
6.366%, 07/25/2039 (A)	1,309	275
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	234	261
FNMA CMO, Ser 2012-35, Cl SQ10, IO
6.416%, 04/25/2042 (A)	805	143
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	3,232	3,565

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-47, Cl HF
0.584%, 05/25/2027 (A)	$3,968	$4,002
FNMA CMO, Ser 2012-63, Cl DS, IO
6.366%, 03/25/2039 (A)	2,681	575
FNMA CMO, Ser 2012-66, Cl SA, IO
5.816%, 06/25/2042 (A)	811	131
FNMA CMO, Ser 2012-70, Cl YS, IO
6.466%, 02/25/2041 (A)	811	165
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	180	162
FNMA CMO, Ser 2012-74, Cl SA, IO
6.466%, 03/25/2042 (A)	2,611	540
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	360	324
FNMA CMO, Ser 2012-75, Cl NS, IO
6.416%, 07/25/2042 (A)	981	237
FNMA CMO, Ser 2012-89, Cl AS, IO
5.866%, 05/25/2039 (A)	188	35
FNMA CMO, Ser 2012-89, Cl FD
0.634%, 04/25/2039 (A)	1,404	1,416
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	9,954	1,344
FNMA CMO, Ser 2012-93, Cl SG, IO
5.916%, 09/25/2042 (A)	1,211	250
FNMA CMO, Ser 2012-97, Cl FB
0.684%, 09/25/2042 (A)	1,430	1,443
FNMA CMO, Ser 2012-M11, Cl FA
0.716%, 08/25/2019 (A)	2,108	2,103
FNMA CMO, Ser 2012-M12, Cl 1A
2.935%, 08/25/2022 (A)	8,224	7,991
FNMA CMO, Ser 2012-M15, Cl A
2.745%, 10/25/2022 (A)	7,065	6,704
FNMA CMO, Ser 2012-M8, Cl ASQ2
1.520%, 12/25/2019	505	497
FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	400	389
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	2,337	323
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	6,700	7,491
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	5,200	5,675
FNMA CMO, Ser 2013-9, Cl SG,IO
6.016%, 03/25/2039 (A)	685	154
FNMA CMO, Ser 2013-19, Cl SK, IO
5.957%, 12/25/2042	780	191
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043	1,000	718
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	866	1,016
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	1,511	1,747
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	556	653
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	632	716

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Interest STRIPS CMO, Ser 1997- 293, Cl 1, PO
0.000%, 12/01/2024	$362	$339
FNMA Interest STRIPS CMO, Ser 1998- 300, Cl PO, PO
0.000%, 09/01/2024	234	219
FNMA Interest STRIPS CMO, Ser 2002- 323, Cl 16, IO
7.000%, 01/25/2032	569	109
FNMA Interest STRIPS CMO, Ser 2003- 334, Cl 16, IO
6.500%, 02/01/2033	846	147
FNMA Interest STRIPS CMO, Ser 2012- 409, Cl C1, IO
3.000%, 11/25/2026	5,911	632
FNMA Interest STRIPS CMO, Ser 2012- 409, Cl C13, IO
3.500%, 11/25/2041	2,197	254
FNMA Interest STRIPS CMO, Ser 2012- 409, Cl C22, IO
4.500%, 11/25/2039	3,663	440
FNMA Interest STRIPS CMO, Ser 2012- 409, Cl CS, IO
3.000%, 04/25/2027	3,917	442
FNMA Interest STRIPS CMO, Ser 2012- 412, Cl F2
0.684%, 08/25/2042 (A)	1,426	1,440
FNMA TBA
5.000%, 09/01/2038	16,200	17,420
4.500%, 09/15/2033 to 11/15/2034	46,700	49,270
4.000%, 09/14/2039 to 09/25/2043	43,275	44,697
3.500%, 09/01/2040 to 09/25/2043	60,805	60,736
3.000%, 09/25/2026 to 10/01/2043	82,590	83,103
2.500%, 09/25/2028 to 09/15/2043	33,510	33,111
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.801%, 12/25/2042 (A)	802	953
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	927	1,016
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	1,123	1,256
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	436	494
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	352	403
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	691	782
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,048
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	713	825
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	583	665

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.404%, 03/25/2045 (A)	$1,903	$1,900
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	272	315
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.404%, 02/25/2036 (A)	436	433
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.444%, 11/25/2046 (A)	964	964
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
38.076%, 07/25/2037 (A)	40	69
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	1,336	1,530
GNMA
9.500%, 12/15/2020	5	5
7.500%, 10/15/2037 to 09/20/2038	843	968
7.000%, 12/20/2017 to 06/15/2035	3,048	3,593
6.500%, 01/15/2024 to 02/15/2039	4,691	5,241
6.000%, 12/15/2023 to 10/20/2040	21,610	24,031
5.000%, 07/20/2040 to 11/20/2040	1,054	1,150
4.500%, 01/20/2040 to 07/20/2041	19,893	21,258
GNMA ARM (A)
1.750%, 07/20/2034	20	21
1.625%, 04/20/2028 to 04/20/2034	717	745
1.560%, 01/20/2060	1,355	1,390
GNMA CMO, Ser 2001-18, Cl WH
31.808%, 04/20/2031 (A)	83	164
GNMA CMO, Ser 2001-22, Cl PS
20.529%, 03/17/2031 (A)	582	932
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,383	1,560
GNMA CMO, Ser 2002-23, Cl SD
20.451%, 04/16/2032 (A)	804	1,313
GNMA CMO, Ser 2002-51, Cl SG
31.702%, 04/20/2031 (A)	70	138
GNMA CMO, Ser 2002-57, Cl SB
109.739%, 08/16/2032	65	304
GNMA CMO, Ser 2002-69, Cl SC
16.095%, 02/20/2032 (A)	53	57
GNMA CMO, Ser 2003-60, Cl GS
12.110%, 05/16/2033 (A)	79	93
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	3,370	3,765
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	1,067	1,149
GNMA CMO, Ser 2003-97, Cl SA, IO
6.366%, 11/16/2033 (A)	431	76
GNMA CMO, Ser 2004-17, Cl MZ
5.500%, 03/16/2034	1,127	1,263
GNMA CMO, Ser 2004-28, Cl SV
8.816%, 04/20/2034 (A)	699	778
GNMA CMO, Ser 2004-34, Cl CS
19.449%, 02/20/2034 (A)	46	64
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	207	220

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	$39	$39
GNMA CMO, Ser 2004-87, Cl SB
7.461%, 03/17/2033 (A)	143	156
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	95	100
GNMA CMO, Ser 2005-3, Cl SB, IO
5.916%, 01/20/2035 (A)	916	105
GNMA CMO, Ser 2005-7, Cl JM
16.315%, 05/18/2034 (A)	137	162
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,148
GNMA CMO, Ser 2006-16, Cl GS, IO
6.806%, 04/20/2036 (A)	1,153	182
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	89	82
GNMA CMO, Ser 2006-38, Cl SG, IO
6.466%, 09/20/2033 (A)	1,061	66
GNMA CMO, Ser 2006-38, Cl SW, IO
6.316%, 06/20/2036 (A)	760	94
GNMA CMO, Ser 2007-17, Cl AF
0.384%, 04/16/2037 (A)	591	592
GNMA CMO, Ser 2007-26, Cl SW, IO
6.016%, 05/20/2037 (A)	1,492	190
GNMA CMO, Ser 2007-27, Cl SD, IO
6.016%, 05/20/2037 (A)	570	79
GNMA CMO, Ser 2007-42, Cl SB, IO
6.566%, 07/20/2037 (A)	843	157
GNMA CMO, Ser 2007-45, Cl QA, IO
6.456%, 07/20/2037 (A)	515	93
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.366%, 11/20/2037 (A)	578	82
GNMA CMO, Ser 2007-78, Cl SA, IO
6.346%, 12/16/2037 (A)	9,034	1,616
GNMA CMO, Ser 2007-81, Cl SP, IO
6.466%, 12/20/2037 (A)	733	132
GNMA CMO, Ser 2007-82, Cl SA, IO
6.346%, 12/20/2037 (A)	479	68
GNMA CMO, Ser 2007-9, Cl CI, IO
6.016%, 03/20/2037 (A)	661	89
GNMA CMO, Ser 2008-10, Cl S, IO
5.646%, 02/20/2038 (A)	877	122
GNMA CMO, Ser 2008-2, Cl MS, IO
6.976%, 01/16/2038 (A)	531	84
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	182	172
GNMA CMO, Ser 2008-33, Cl XS, IO
7.516%, 04/16/2038 (A)	348	60
GNMA CMO, Ser 2008-55, Cl SA, IO
6.016%, 06/20/2038 (A)	813	116
GNMA CMO, Ser 2008-95, Cl DS, IO
7.116%, 12/20/2038 (A)	1,233	198
GNMA CMO, Ser 2009-102, Cl SM, IO
6.216%, 06/16/2039 (A)	1,491	166
GNMA CMO, Ser 2009-106, Cl AS, IO
6.216%, 11/16/2039 (A)	1,352	181
GNMA CMO, Ser 2009-106, Cl KS, IO
6.216%, 11/20/2039 (A)	14,402	2,067
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	465	88

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	$23	$4
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	852	116
GNMA CMO, Ser 2009-22, Cl SA, IO
6.086%, 04/20/2039 (A)	1,243	176
GNMA CMO, Ser 2009-24, Cl DS, IO
6.116%, 03/20/2039 (A)	577	68
GNMA CMO, Ser 2009-25, Cl SE, IO
7.416%, 09/20/2038 (A)	481	82
GNMA CMO, Ser 2009-31, Cl TS, IO
6.116%, 03/20/2039 (A)	1,141	158
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	197	42
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	1,460	46
GNMA CMO, Ser 2009-42, Cl SC, IO
5.896%, 06/20/2039 (A)	395	45
GNMA CMO, Ser 2009-43, Cl SA, IO
5.766%, 06/20/2039 (A)	1,007	124
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	1,032	1,117
GNMA CMO, Ser 2009-6, Cl SH, IO
5.856%, 02/20/2039 (A)	855	97
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	525	89
GNMA CMO, Ser 2009-65, Cl TS, IO
6.216%, 12/20/2038 (A)	1,575	211
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,601
GNMA CMO, Ser 2009-66, Cl XS, IO
6.616%, 07/16/2039 (A)	153	23
GNMA CMO, Ser 2009-67, Cl SA, IO
5.866%, 08/16/2039 (A)	1,043	129
GNMA CMO, Ser 2009-72, Cl SM, IO
6.066%, 08/16/2039 (A)	1,412	184
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	812	857
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	816	735
GNMA CMO, Ser 2009-8, Cl PS
6.116%, 08/16/2038 (A)	126	16
GNMA CMO, Ser 2009-83, Cl TS, IO
5.916%, 08/20/2039 (A)	990	111
GNMA CMO, Ser 2010-116, Cl MP
3.500%, 09/16/2040	1,347	1,418
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	392	383
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035	444	409
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	425	356
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/2033	45	45
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	3,736	448
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	1,218	992
GNMA CMO, Ser 2010-167, Cl US, IO
6.446%, 11/20/2038 (A)	624	76

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-31, Cl GS, IO
6.316%, 03/20/2039 (A)	$789	$115
GNMA CMO, Ser 2010-4, Cl NS, IO
6.206%, 01/16/2040 (A)	17,610	2,792
GNMA CMO, Ser 2010-4, Cl SL, IO
6.216%, 01/16/2040 (A)	369	57
GNMA CMO, Ser 2010-47, Cl PX, IO
6.516%, 06/20/2037 (A)	2,194	406
GNMA CMO, Ser 2010-47, Cl XN, IO
6.366%, 04/16/2034 (A)	333	19
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,144
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	992
GNMA CMO, Ser 2010-85, Cl HS, IO
6.466%, 01/20/2040 (A)	1,239	220
GNMA CMO, Ser 2010-H10, Cl FC
1.186%, 05/20/2060 (A)	4,925	4,994
GNMA CMO, Ser 2010-H17, Cl XQ
5.245%, 07/20/2060 (A)	1,755	1,980
GNMA CMO, Ser 2010-H26, Cl LF
0.545%, 08/20/2058 (A)	6,579	6,523
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	142	33
GNMA CMO, Ser 2011-163, Cl WA
5.801%, 12/20/2038 (A)	847	925
GNMA CMO, Ser 2011-40, Cl SA, IO
5.946%, 02/16/2036 (A)	2,069	259
GNMA CMO, Ser 2011-70, Cl BS, IO
6.516%, 12/16/2036 (A)	1,270	188
GNMA CMO, Ser 2011-H09, Cl AF
0.695%, 03/20/2061 (A)	1,696	1,688
GNMA CMO, Ser 2012-141, Cl WC
3.766%, 01/20/2042 (A)	898	928
GNMA CMO, Ser 2012-61, Cl FM
0.584%, 05/16/2042 (A)	1,280	1,282
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	2,633	444
GNMA CMO, Ser 2012-98, Cl SA, IO
5.916%, 08/16/2042 (A)	1,948	276
GNMA CMO, Ser 2012-H15, Cl FA
0.645%, 05/20/2062 (A)	1,413	1,409
GNMA CMO, Ser 2012-H21, Cl CF
0.895%, 05/20/2061 (A)	2,225	2,232
GNMA CMO, Ser 2012-H21, Cl DF
0.845%, 05/20/2061 (A)	1,489	1,492
GNMA CMO, Ser 2012-H22, Cl FD
0.665%, 01/20/2061 (A)	2,457	2,447
GNMA CMO, Ser 2012-H24, Cl FA
0.645%, 03/20/2060 (A)	1,440	1,436
GNMA CMO, Ser 2012-H24, Cl FE
0.795%, 10/20/2062 (A)	1,525	1,525
GNMA CMO, Ser 2012-H24, Cl FG
0.625%, 04/20/2060 (A)	2,379	2,369
GNMA CMO, Ser 2012-H26, Cl MA
0.745%, 07/20/2062 (A)	1,484	1,481
GNMA CMO, Ser 2012-H27, Cl FB
0.695%, 10/20/2062 (A)	3,415	3,405
GNMA CMO, Ser 2012-H28, Cl FA
0.775%, 09/20/2062 (A)	2,394	2,392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-H30, Cl JA
0.675%, 01/20/2060 (A)	$1,506	$1,511
GNMA CMO, Ser 2012-H30, Cl PA
0.645%, 11/20/2059 (A)	1,328	1,324
GNMA CMO, Ser 2013-H01, Cl FA
1.650%, 01/20/2063	3,648	3,521
GNMA CMO, Ser 2013-H01, Cl JA
0.515%, 01/20/2063 (A)	1,486	1,464
GNMA CMO, Ser 2013-H01, Cl TA
0.695%, 01/20/2063 (A)	1,971	1,965
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	1,506	1,452
GNMA TBA
4.500%, 10/22/2033 to 09/15/2039	12,000	12,736
4.000%, 09/01/2039	16,200	16,882
4.000%, 10/01/2039	9,200	9,548
3.500%, 09/15/2041 to 10/15/2041	21,400	21,594
3.000%, 09/01/2042	12,500	12,121
3.500%, 09/20/2043	6,520	6,587
3.000%, 09/20/2042 to 09/20/2043	17,275	16,749
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.535%, 12/07/2020 (A)	172	172
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	1,100	1,135
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	5,506	5,650
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.636%, 10/07/2020 (A)	9,265	9,318
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.556%, 11/06/2017 (A)	4,107	4,114
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.656%, 11/05/2020 (A)	3,107	3,119
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.746%, 12/08/2020 (A)	1,334	1,351
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.746%, 12/08/2020 (A)	477	482
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	312	311
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.645%, 01/08/2020 (A)	71	71
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.586%, 02/06/2020 (A)	817	821

		2,131,448

Non-Agency Mortgage-Backed Obligations — 7.8%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024	591	596
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.436%, 02/02/2037 (A) (B)	330	321

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/2048 (A) (B)	$306	$305
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (B)	1,500	1,537
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A) (B)	232	235
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (B)	570	594
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.083%, 11/25/2046 (A)	1,241	651
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.309%, 03/25/2047 (A)	77	57
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.864%, 05/24/2036 (A) (B)	240	246
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.864%, 05/24/2036 (A) (B)	400	420
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.298%, 03/26/2037 (A) (B)	1,060	1,063
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (B)	549	565
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.411%, 10/28/2036 (A) (B)	111	111
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.528%, 11/28/2035 (A) (B)	438	430
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	251	261
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	482	503
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	349	355
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	392	400
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	273	278
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	272	280
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	278	292
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.588%, 11/25/2021 (A)	145	143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.427%, 04/25/2037 (A)	$371	$284
Banc of America Commercial Mortgage Trust, Ser 2006-5
5.448%, 09/10/2047	2,370	2,490
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A4
5.414%, 09/10/2047	490	534
Banc of America Commercial Mortgage Trust, Ser 2004-6, Cl A3
4.512%, 12/10/2042	27	27
Banc of America Commercial Mortgage Trust, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	6,915	7,275
Banc of America Commercial Mortgage Trust, Ser 2005-3, Cl A4
4.668%, 07/10/2043	500	527
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,050	1,089
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	300	321
Banc of America Commercial Mortgage, Ser 2005-6, Cl A4
5.358%, 09/10/2047 (A)	70	75
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	500	540
Banc of America Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	554	591
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	825	904
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	800	873
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	2,617	2,833
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	21	22
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	303	319
Banc of America Funding, Ser 2004-C, Cl 1A1
5.066%, 12/20/2034 (A)	175	172
Banc of America Funding, Ser 2005-B, Cl 2A1
2.971%, 04/20/2035 (A)	3,372	3,036
Banc of America Funding, Ser 2006-G, Cl 2A3
0.354%, 07/20/2036 (A)	2,997	2,900
Banc of America Funding, Ser 2010- R11A, Cl 1A6
5.239%, 08/26/2035 (A) (B)	467	476

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	$296	$301
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039	1,793	1,785
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	473	487
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.734%, 05/25/2018 (A)	118	113
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.634%, 08/25/2018 (A)	100	96
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.179%, 02/25/2033 (A)	3	3
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.855%, 06/25/2033 (A)	235	232
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	548	556
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	104	107
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	85	88
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	88	93
Banc of America Re-REMIC Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030	411	384
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.504%, 11/25/2035 (A)	4,907	4,110
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.414%, 12/25/2036 (A)	2,174	1,750
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036	400	372
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030	1,500	1,407
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (B)	431	429
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (B)	567	594
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	633	668
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (B)	542	559
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.303%, 04/26/2037 (A) (B)	648	643
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
4.658%, 11/26/2037 (A) (B)	45	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.982%, 04/26/2035 (A) (B)	$168	$164
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.278%, 07/26/2045 (A) (B)	833	808
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
0.984%, 01/26/2036 (A) (B)	190	185
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.858%, 02/26/2047 (A) (B)	267	260
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.060%, 05/26/2035 (A) (B)	700	664
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
1.076%, 09/26/2037 (A) (B)	893	805
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (B)	771	757
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.334%, 05/28/2036 (A) (B)	726	670
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.704%, 07/26/2036 (A) (B)	392	392
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.380%, 05/26/2036 (A) (B)	1,643	1,530
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.354%, 08/26/2036 (A) (B)	659	637
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
2.312%, 05/26/2037 (A) (B)	610	603
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.051%, 05/25/2034 (A)	141	140
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.229%, 05/25/2034 (A)	304	290
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.210%, 08/25/2035 (A)	326	322
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.924%, 11/25/2034 (A)	42	40
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
2.597%, 08/25/2034 (A)	2,632	2,624
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.828%, 04/25/2035 (A)	195	165
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	125	125
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	91	91
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.933%, 06/11/2041 (A)	12,985	144
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	157	164
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.293%, 10/12/2042 (A)	8,280	8,879
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.611%, 03/11/2039 (A)	300	325

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.764%, 04/12/2038 (A)	$4,815	$5,236
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	300	331
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	400	429
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl AM
5.899%, 06/11/2040 (A)	440	489
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM
5.915%, 06/11/2050 (A)	470	526
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	1,050	1,156
Bear Stearns Commercial Mortgage Securities, Ser 2007-PWR18, Cl AMA
6.087%, 06/11/2050 (A)	2,250	2,447
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.393%, 07/15/2044 (A)	600	625
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.531%, 01/15/2046 (A)	200	211
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A3
5.293%, 12/11/2049	134	137
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)	2,670	2,894
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.719%, 02/25/2037 (A)	224	222
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.792%, 02/25/2037 (A)	156	155
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.793%, 07/25/2037 (A)	375	368
Chevy Chase Funding LLC Mortgage- Backed Certificates, Ser 2004-1A, Cl A1
0.464%, 01/25/2035 (A) (B)	34	30
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	2,624	2,742
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	440	461
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	638	611
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
3.077%, 02/25/2034 (A)	60	56
Citigroup Mortgage Loan Trust, Ser 2004- RR2, Cl A2
4.681%, 05/25/2034 (A) (B)	625	649

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
4.116%, 08/25/2034 (A)	$136	$134
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	312	313
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.912%, 11/25/2038 (A) (B)	710	720
Citigroup Mortgage Loan Trust, Ser 2009- 10, Cl 1A1
2.428%, 09/25/2033 (A) (B)	468	477
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A) (B)	664	681
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (B)	1,123	1,146
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.618%, 02/25/2035 (A) (B)	212	216
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	1,720	1,733
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	1,861	1,905
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.264%, 02/25/2047 (A) (B)	69	69
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.374%, 02/25/2046 (A)	495	463
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	771	748
Citigroup, Ser 2006-CD2, Cl X, IO
0.083%, 01/15/2046 (A)	69,381	104
Citigroup, Ser 2007-CD4, Cl XC, IO
0.213%, 12/11/2049 (A)	39,568	301
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,070	1,153
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	520	569
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A3
4.205%, 07/10/2046	2,123	2,226
Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/2043 (A)	600	631
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
2.114%, 08/15/2045 (A)	1,214	139
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	83
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	1,599	1,555

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.131%, 11/17/2026 (A)	$332	$332
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR7, Cl ASB
2.739%, 03/10/2046	2,182	2,109
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	1,510	1,507
Commercial Mortgage Pass-Through Certificates, Ser WWP, Cl A2
3.424%, 03/10/2031	1,270	1,217
Commercial Mortgage Trust, Ser 2012- LC4, Cl A3
3.069%, 12/10/2044	927	934
Commercial Mortgage Trust, Ser 2013- CCRE9, Cl A4
4.379%, 07/10/2045 (A)	2,045	2,101
Commercial Mortgage Trust, Ser 2013- CR9, Cl ASB
3.834%, 07/10/2045	1,983	2,030
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	1,547	1,633
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	1,608	1,607
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	151	154
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	533	559
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031	222	191
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.258%, 08/25/2035 (A)	701	447
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	606	625
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2003-56, Cl 6A1
2.995%, 12/25/2033 (A)	382	378
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	842	869
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2003-J7, Cl 4A3
9.535%, 08/25/2018 (A)	46	48
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-14, Cl 4A1
4.923%, 08/25/2034 (A)	643	643
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-20, Cl 2A1
2.860%, 09/25/2034 (A)	58	44
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	510	530

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	$436	$450
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	625	579
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2005-R3, Cl AF
0.584%, 09/25/2035 (A) (B)	3,762	3,273
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,465	1,540
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	673	680
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	295	297
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	213	228
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	338	350
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	482	515
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	534	564
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.647%, 06/25/2034 (A)	455	447
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	445	461
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	851	889
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	400	416
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	1,831	1,933
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.858%, 03/15/2039 (A)	825	892
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	3,972	4,327
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.631%, 09/26/2046 (A) (B)	253	253
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
3.946%, 06/25/2050 (A) (B)	400	396
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (B)	152	150

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (B)	$242	$246
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.186%, 02/27/2047 (A) (B)	598	595
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.736%, 07/28/2036 (A) (B)	496	483
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.436%, 08/28/2047 (A) (B)	668	665
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.186%, 03/27/2046 (A) (B)	1,457	1,456
Credit Suisse Mortgage Capital Certificates, Ser 2012-11R, Cl A6
1.186%, 06/28/2047 (A) (B)	3,946	3,831
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
3.250%, 07/27/2037 (A) (B)	901	903
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)	2,845	2,992
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045	6,065	6,075
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2043 (A)	5,466	5,442
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046	1,060	1,117
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.584%, 08/10/2044 (A)	6,541	248
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.320%, 04/26/2037 (A) (B)	146	143
Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.663%, 02/25/2020 (A)	202	209
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022	2,576	2,642
DSLA Mortgage Loan Trust, Ser 2004- AR2, Cl A2B
0.584%, 11/19/2044 (A)	1,563	996
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031	550	532
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020	759	781
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.732%, 02/25/2048 (A) (B)	2,416	2,417
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.201%, 09/25/2034 (A)	436	427
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	280	288

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fontainebleau Miami Beach Trust, Ser 2012-FBLU, Cl A
2.887%, 05/05/2027	$1,011	$1,017
GE Business Loan Trust, Ser 2003-2A, Cl A
0.554%, 11/15/2031 (A)	4,435	4,267
GE Business Loan Trust, Ser 2005-2A, Cl B
0.684%, 11/15/2033 (A)	1,547	1,271
GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	75	79
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/2048 (A)	1,000	1,043
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	500	515
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	350	350
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	700	740
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	2,690	2,847
GMAC Mortgage Loan Trust, Ser 2003- AR1, Cl A4
3.145%, 10/19/2033 (A)	1,161	1,166
GMAC Mortgage Loan Trust, Ser 2003- GH2, Cl A4
5.000%, 10/25/2033	373	390
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	533	542
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	451	478
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	166	171
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A) (C)	1,337	1,352
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/2042 (A)	220	229
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	6,804	7,237
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
6.056%, 07/10/2038 (A)	1,160	1,264
GS Mortgage Securities
3.551%, 04/10/2034	329	323
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,079

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.774%, 11/10/2039 (A)	$9,663	$145
GS Mortgage Securities II, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	55	57
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	10,105	10,257
GS Mortgage Securities II, Ser 2011-GC5, Cl XA, IO
1.902%, 08/10/2044 (A)	2,136	162
GS Mortgage Securities II, Ser 2013- GC10, Cl A5
2.943%, 02/10/2046	900	833
GS Mortgage Securities, Ser 2011-GC3, Cl A4
4.753%, 03/10/2044	1,068	1,150
GS Mortgage Securities, Ser 2011-GC3, Cl A5
4.175%, 07/10/2046	370	375
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027	302	296
GSMPS Mortgage Loan Trust, Ser 1998- 1, Cl A
8.000%, 09/19/2027 (A) (B)	3	4
GSMPS Mortgage Loan Trust, Ser 2005- RP3, Cl 1AF
0.534%, 09/25/2035 (A) (B)	507	420
GSMPS Mortgage Loan Trust, Ser 2005- RP3, Cl 1AS, IO
4.893%, 09/25/2035 (A) (B)	406	60
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	529	553
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.684%, 06/25/2035 (A)	90	85
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	98	96
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.634%, 10/25/2034 (A)	751	727
Impac CMB Trust, Ser 2007-A, Cl M1
0.584%, 05/25/2037 (A)	3,286	2,946
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.484%, 05/25/2035 (A)	362	358
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051	4,462	4,945
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	528	555
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.534%, 05/25/2036 (A)	433	422
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.534%, 08/25/2036 (A)	1,031	983

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
3.199%, 11/25/2037 (A)	$1,195	$1,057
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.763%, 10/25/2034 (A)	22	22
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.044%, 09/25/2034 (A)	35	28
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.984%, 11/25/2034 (A)	56	47
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	1,466	1,452
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	2,624	2,677
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046	1,457	1,482
JPMorgan Chase Commercial Mortgage Securities, Ser 2003CB6, Cl A2
5.255%, 07/12/2037 (A)	18	18
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	5,534	5,666
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.567%, 08/12/2037 (A)	700	738
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	208	209
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	3,252	3,459
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	1,588	1,710
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.434%, 06/12/2043 (A)	48,936	300
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl A4
5.552%, 05/12/2045	3,275	3,581
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	9,753	10,616
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	580	634
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	749	816
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	418	425
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.339%, 05/15/2047 (A)	800	798

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	$1,533	$1,696
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
6.078%, 02/12/2051 (A)	475	524
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,280	1,327
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032	902	939
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032	1,668	1,738
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A4
4.388%, 07/15/2046	881	925
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	740	770
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	1,501	1,429
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	644	642
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	2,302	2,321
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	499	498
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	2,457	2,330
JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/2047	150	164
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.754%, 07/25/2034 (A)	114	115
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.165%, 06/25/2034 (A)	1,582	1,534
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.769%, 09/25/2034 (A)	114	114
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.269%, 02/25/2035 (A)	587	588
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
3.934%, 04/25/2035 (A)	318	312
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.758%, 06/25/2035 (A)	542	523
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.735%, 08/25/2034 (A)	878	863

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.849%, 11/25/2033 (A)	$893	$889
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.769%, 08/25/2034 (A)	450	438
JPMorgan Re-REMIC, Ser 2009-6, Cl 4A1
3.154%, 09/26/2036 (A) (B)	302	307
JPMorgan Re-REMIC, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (B)	221	220
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.071%, 07/15/2044 (A)	844	864
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	95	96
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	422	434
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	350	376
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.532%, 02/15/2041 (A)	22,968	193
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.061%, 06/15/2038 (A)	450	496
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	134	147
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	162
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.425%, 09/15/2045 (A)	500	566
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.441%, 11/27/2037 (A) (B)	300	309
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.622%, 11/21/2034 (A)	1,401	1,429
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.622%, 11/21/2034 (A)	10,296	10,592
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	1,604	1,682
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,465	2,538
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.544%, 07/25/2035 (A) (B)	1,113	943
Master Seasoned Securities Trust, Ser 2005-1, Cl 4A1
2.448%, 10/25/2032 (A)	104	103
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.663%, 06/25/2034 (A)	27	24

18	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	$229	$242
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	644	533
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	659	687
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	46	46
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	225	232
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.534%, 05/25/2035 (A) (B)	501	424
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B)	154	123
MASTR Seasoned Securities Trust, Ser 2004-1, Cl 4A1
2.799%, 10/25/2032 (A)	13	12
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.665%, 07/25/2033 (A)	133	134
Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
2.209%, 12/25/2034 (A)	492	485
Merrill Lynch Mortgage Investors, Ser 2004-A, Cl A2
0.947%, 04/25/2029 (A)	341	322
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.539%, 02/25/2034 (A)	147	145
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.103%, 02/25/2034 (A)	1,301	1,303
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.509%, 08/25/2034 (A)	271	274
Merrill Lynch Mortgage Investors, Ser 2004-B, Cl A3
2.078%, 05/25/2029 (A)	505	502
Merrill Lynch Mortgage Investors, Ser 2004-D, Cl A2
1.117%, 09/25/2029 (A)	388	381
Merrill Lynch Mortgage Investors, Ser 2005-1, Cl 2A1
2.177%, 04/25/2035 (A)	48	46
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	1,069	1,101
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	1,116	1,200
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.549%, 01/12/2044 (A)	480	515

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.500%, 02/25/2036 (A)	$285	$260
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.872%, 05/12/2039 (A)	505	553
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.045%, 06/12/2050 (A)	30	34
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (A)	460	497
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.249%, 12/12/2049 (A)	14,750	176
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	900	985
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	1,080	1,183
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,930	2,155
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	1,481	1,440
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
2.052%, 08/15/2045 (A)	5,112	507
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	3,654	3,491
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	3,019	3,016
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.220%, 07/15/2046 (A)	1,600	1,620
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl ASB
3.912%, 07/15/2046 (A)	394	404
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A4
4.367%, 08/15/2046	3,103	3,169
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	670	620
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	829	784
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	707	654
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	420	394
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	1,538	1,575

19	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	$93	$94
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.355%, 11/14/2042 (A)	78	78
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	7,400	7,808
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	5,645	6,046
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.987%, 08/12/2041 (A)	6,350	7,015
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.395%, 02/12/2044 (A)	38,628	194
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
6.090%, 06/11/2049 (A)	1,000	1,115
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.816%, 06/11/2042 (A)	300	337
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	1,620	1,689
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	357
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	950	983
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.697%, 04/25/2034 (A)	485	506
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	26	18
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.294%, 02/25/2047 (A)	137	120
Morgan Stanley Re-REMIC Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/2043	1	1
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040	1,064	1,087
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051	669	670
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051	1,102	1,093
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049	2,454	2,475
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049	400	330

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025	$4,434	$4,330
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.852%, 05/25/2036 (A)	474	405
Nomura Resecuritization Trust, Ser 2010- 6RA, Cl 1A5
2.560%, 03/26/2036 (A) (B)	541	545
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043	1,515	1,515
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.384%, 08/25/2029 (A)	1,083	1,081
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	206	219
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	54	48
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	2,122	2,033
RALI Trust, Ser 2005-QO5, Cl A1
1.158%, 01/25/2046 (A)	1,205	788
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	140	147
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	55	54
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (B)	262	264
RBSSP Resecuritization Trust, Ser 2010- 9, Cl 7A5
4.000%, 05/26/2037 (A) (B)	608	620
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.334%, 09/26/2036 (A) (B)	762	681
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044	915	913
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	692	712
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	228	234
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	327	349
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,661	1,690
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.518%, 09/25/2045 (A)	847	692
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	493	508
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	895	912

20	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	$313	$327
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.646%, 12/25/2034 (A)	1,248	1,236
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	282	285
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.079%, 09/25/2033 (A)	434	432
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.729%, 01/20/2035 (A)	741	665
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	98	96
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	133	133
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (B)	664	685
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (B)	1,000	1,048
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	305	311
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A) (B)	700	735
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	1,101	1,115
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (B)	800	828
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	1,515	1,501
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A) (B)	432	425
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A) (B)	330	321
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A) (B)	253	248
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
5.300%, 12/25/2059 (A) (B)	121	120
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	1,260	1,247
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.885%, 06/25/2034 (A)	509	507

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.504%, 10/25/2035 (A)	$3,524	$2,930
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.844%, 10/19/2034 (A)	275	270
Structured Asset Securities, Ser 2001- 15A, Cl 4A1
2.310%, 10/25/2031 (A)	53	52
Structured Asset Securities, Ser 2003-16, Cl A3
0.684%, 06/25/2033 (A)	271	264
Structured Asset Securities, Ser 2003- 31A, Cl 2A7
2.576%, 10/25/2033 (A)	7,965	7,918
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.534%, 11/25/2033 (A)	110	112
Structured Asset Securities, Ser 2003- 33H, Cl 1A1
5.500%, 10/25/2033	564	578
Structured Asset Securities, Ser 2003- 37A, Cl 2A
4.319%, 12/25/2033 (A)	183	180
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	614	632
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.824%, 09/25/2043 (A)	502	477
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.547%, 08/15/2039 (A)	1,572	1,625
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030	866	832
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	3,380	3,259
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A1, IO
1.963%, 05/10/2063 (A)	3,688	347
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	416	407
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	2,058	1,996
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045	590	552
Vendee Mortgage Trust CMO, Ser 1993- 1, Cl ZB
7.250%, 02/15/2023	1,863	2,166
Vericrest Opportunity Loan Transferee, Ser 2012-NL2A, Cl A1
2.487%, 02/26/2052 (B)	764	765
Vericrest Opportunity Loan Transferee, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060 (A) (B)	1,151	1,154

21	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030	$877	$816
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Cl A4
5.012%, 12/15/2035 (A)	1,832	1,839
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	130	138
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.465%, 12/15/2044 (A)	1,000	1,069
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.187%, 06/15/2045 (A)	80,754	182
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/2043	2,440	2,684
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	560	595
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.454%, 01/25/2033 (A)	303	302
Wamu Mortgage Pass-Through Certificates, Ser 2002-AR6, Cl A
1.558%, 06/25/2042 (A)	24	21
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.501%, 10/25/2033 (A)	371	372
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.440%, 06/25/2033 (A)	359	360
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.319%, 08/25/2033 (A)	309	307
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.448%, 08/25/2033 (A)	195	195
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.428%, 09/25/2033 (A)	668	669
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.456%, 09/25/2033 (A)	260	259
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	133	134
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	168	173
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.956%, 06/25/2033 (A)	63	76
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	1,182	1,225
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.457%, 06/25/2034 (A)	187	188

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.457%, 06/25/2034 (A)	$245	$246
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	384	399
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.584%, 03/25/2034 (A)	34	34
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	697	725
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.474%, 10/25/2045 (A)	2,940	2,641
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.464%, 11/25/2045 (A)	4,648	4,021
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.474%, 12/25/2045 (A)	4,415	3,870
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.228%, 01/25/2046 (A)	2,686	695
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.454%, 10/25/2046 (A)	1,060	955
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.366%, 11/25/2036 (A)	333	272
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.969%, 12/25/2046 (A)	466	176
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.454%, 12/25/2046 (A)	491	444
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
2.431%, 02/25/2037 (A)	3,902	2,991
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	581	157
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	62	65
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033	145	127
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033	216	203
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl A4
4.218%, 07/15/2046	280	285
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (B)	368	369

22	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034	$284	$298
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.292%, 11/25/2033 (A)	345	345
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.960%, 02/25/2034 (A)	232	230
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	62	62
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.623%, 12/25/2034 (A)	517	515
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.623%, 12/25/2034 (A)	344	345
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.853%, 12/25/2034 (A)	165	164
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.853%, 12/25/2034 (A)	247	247
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.765%, 07/25/2034 (A)	596	593
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.950%, 08/25/2034 (A)	184	187
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.614%, 09/25/2034 (A)	993	994
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.648%, 10/25/2034 (A)	472	479
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.648%, 10/25/2034 (A)	378	380
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	158	164
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/2020	124	127
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.336%, 08/25/2035 (A)	385	392
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.703%, 06/25/2035 (A)	712	714
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.706%, 10/25/2033 (A)	219	216
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.516%, 11/25/2036 (A)	523	499
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.671%, 04/25/2036 (A)	599	584

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021	$964	$965
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.312%, 02/15/2044 (A)	8,113	338
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044	600	628
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	4,610	4,617
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	4,920	4,817
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.752%, 06/15/2045 (A)	3,194	317
WF-RBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,519

		479,224

Total Mortgage-Backed Securities (Cost $2,599,908) ($ Thousands)		2,610,672

CORPORATE OBLIGATIONS — 25.6%

Consumer Discretionary — 1.3%
American Airlines 2013-2 Class A Pass- Through Trust
4.950%, 01/15/2023 (B)	5,751	5,693
Best Buy
5.000%, 08/01/2018	237	239
CBS
8.875%, 05/15/2019	125	159
7.875%, 07/30/2030	160	195
5.750%, 04/15/2020	92	102
4.850%, 07/01/2042 (C)	715	630
4.300%, 02/15/2021	250	255
Cisco Systems, Ser 2006
5.500%, 02/22/2016	116	129
Comcast
6.500%, 01/15/2015	2,795	3,013
6.500%, 01/15/2017	5,055	5,850
6.500%, 11/15/2035 (C)	300	362
6.450%, 03/15/2037 (C)	200	238
5.850%, 11/15/2015	648	717
4.950%, 06/15/2016	4,125	4,543
4.650%, 07/15/2042	170	163
4.250%, 01/15/2033	390	371
3.125%, 07/15/2022	133	129
Comcast Cable Communications Holdings
9.455%, 11/15/2022	850	1,191
CVS
5.789%, 01/10/2026 (B)	1,660	1,818
CVS Caremark
6.125%, 09/15/2039 (C)	140	163
4.125%, 05/15/2021	360	379
2.750%, 12/01/2022	230	213
CVS Lease Pass-Through
6.036%, 12/10/2028 (B)	2,298	2,530

23	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	$321	$347
5.880%, 01/10/2028	156	169
DaimlerChrysler
6.500%, 11/15/2013	460	465
DIRECTV Holdings
3.800%, 03/15/2022 (C)	1,810	1,688
Discovery Communications
4.950%, 05/15/2042	115	107
Ford Motor
4.750%, 01/15/2043	2,310	2,042
Ford Motor Credit LLC
4.375%, 08/06/2023	1,140	1,113
Gap
5.950%, 04/12/2021 (C)	514	570
Glencore Funding LLC
2.500%, 01/15/2019 (B)	1,225	1,113
Historic TW
9.150%, 02/01/2023	500	659
Johnson Controls
5.250%, 12/01/2041	440	433
4.250%, 03/01/2021	265	272
3.750%, 12/01/2021	289	287
Kohl’s
6.250%, 12/15/2017	255	291
4.000%, 11/01/2021 (C)	134	133
Lowe’s MTN
7.110%, 05/15/2037	400	502
5.125%, 11/15/2041	48	50
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	2,557	2,515
Macy’s Retail Holdings
7.450%, 07/15/2017	120	142
6.900%, 04/01/2029	100	114
5.125%, 01/15/2042	54	53
4.300%, 02/15/2043	153	130
2.875%, 02/15/2023	232	209
McDonald’s MTN
5.350%, 03/01/2018	1,200	1,369
NBC Universal Enterprise
1.974%, 04/15/2019 (B)	1,750	1,699
NBC Universal Media
5.950%, 04/01/2041	200	227
4.450%, 01/15/2043	1,238	1,147
4.375%, 04/01/2021	150	160
Newell Rubbermaid
4.700%, 08/15/2020	176	186
News America
6.200%, 12/15/2034 (C)	265	284
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	255	247
Thomson Reuters
4.700%, 10/15/2019	250	272
Time Warner
7.700%, 05/01/2032	170	215
7.625%, 04/15/2031	3,085	3,877
6.500%, 11/15/2036	50	56
6.250%, 03/29/2041 (C)	627	687
5.375%, 10/15/2041	37	37
4.750%, 03/29/2021	920	980
4.700%, 01/15/2021	670	712

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Cable
8.750%, 02/14/2019	$1,410	$1,674
8.250%, 04/01/2019 (C)	3,745	4,376
7.300%, 07/01/2038	400	416
6.750%, 07/01/2018	120	134
6.550%, 05/01/2037	3,426	3,304
5.875%, 11/15/2040	350	315
5.500%, 09/01/2041	1,013	865
4.500%, 09/15/2042 (C)	790	614
4.125%, 02/15/2021	160	152
4.000%, 09/01/2021	326	306
Time Warner Entertainment
8.375%, 07/15/2033	100	112
UBM
5.750%, 11/03/2020 (B)	970	968
Viacom
5.850%, 09/01/2043	1,715	1,743
4.250%, 09/01/2023	3,895	3,855
3.875%, 12/15/2021	294	289
3.250%, 03/15/2023	44	40
2.500%, 09/01/2018	875	866
Volkswagen International Finance
2.375%, 03/22/2017 (B)	146	148
Wal-Mart Stores
5.800%, 02/15/2018	1,760	2,053
Walt Disney MTN
0.450%, 12/01/2015	125	124

		76,995

Consumer Staples — 1.6%
Altria Group
9.250%, 08/06/2019	2,120	2,783
4.750%, 05/05/2021	1,260	1,335
2.850%, 08/09/2022	1,690	1,525
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	7,240	9,058
5.375%, 01/15/2020	2,360	2,697
2.500%, 07/15/2022	2,086	1,918
Avon Products
5.000%, 03/15/2023 (C)	580	578
Bunge Finance
8.500%, 06/15/2019	350	426
5.900%, 04/01/2017	107	118
Cargill
6.000%, 11/27/2017 (B)	500	574
ConAgra Foods
2.100%, 03/15/2018	86	85
1.900%, 01/25/2018	1,900	1,866
1.300%, 01/25/2016	1,251	1,259
Diageo Capital
4.828%, 07/15/2020	300	333
1.125%, 04/29/2018	7,810	7,452
Diageo Investment
2.875%, 05/11/2022	3,730	3,538
ERAC USA Finance LLC
6.700%, 06/01/2034 (B)	221	250
5.625%, 03/15/2042 (B)	1,821	1,852
3.300%, 10/15/2022 (B)	541	510
2.750%, 03/15/2017 (B)	175	177
1.400%, 04/15/2016 (B)	11	11

24	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fomento Economico Mexicano
4.375%, 05/10/2043	$683	$556
2.875%, 05/10/2023	625	547
GlaxoSmithKline Capital
4.375%, 04/15/2014	200	205
Heineken
1.400%, 10/01/2017 (B)	2,435	2,363
Howard Hughes Medical Institute
3.500%, 09/01/2023	143	141
Imperial Tobacco Finance
2.050%, 02/11/2018 (B)	790	766
Japan Tobacco
2.100%, 07/23/2018 (B)	1,545	1,533
Kellogg
3.125%, 05/17/2022	178	171
1.750%, 05/17/2017	805	803
Kimberly-Clark
2.400%, 03/01/2022	36	34
Kraft Foods
6.500%, 08/11/2017	300	348
6.125%, 02/01/2018	380	437
5.375%, 02/10/2020 (C)	2,073	2,317
Kraft Foods Group
6.500%, 02/09/2040	1,500	1,782
6.125%, 08/23/2018	700	818
5.375%, 02/10/2020 (C)	2,272	2,550
5.000%, 06/04/2042	176	173
3.500%, 06/06/2022	8,635	8,444
Kroger
7.500%, 04/01/2031	610	754
6.150%, 01/15/2020	1,025	1,176
5.400%, 07/15/2040	45	45
5.150%, 08/01/2043	880	861
3.850%, 08/01/2023 (C)	1,030	1,009
3.400%, 04/15/2022	200	193
2.200%, 01/15/2017	80	81
Lorillard Tobacco
8.125%, 06/23/2019	570	686
Mallinckrodt International Finance
4.750%, 04/15/2023 (B)	3,930	3,726
Molson Coors Brewing
3.500%, 05/01/2022	220	216
Novartis Capital
2.400%, 09/21/2022	200	184
PepsiCo
7.900%, 11/01/2018	339	430
3.000%, 08/25/2021	181	176
2.750%, 03/05/2022	1,370	1,290
2.250%, 01/07/2019	2,590	2,565
1.250%, 08/13/2017	359	351
0.700%, 08/13/2015	2,550	2,551
Pernod-Ricard
5.750%, 04/07/2021 (B)	1,362	1,515
4.450%, 01/15/2022 (B)	1,890	1,930
4.250%, 07/15/2022 (B)	1,645	1,656
Pharmacia
8.700%, 10/15/2021	350	446

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Philip Morris International
5.650%, 05/16/2018	$510	$588
4.125%, 03/04/2043	1,015	899
2.900%, 11/15/2021	1,920	1,845
2.500%, 08/22/2022	1,780	1,621
Reynolds American
3.250%, 11/01/2022	810	741
SABMiller Holdings
3.750%, 01/15/2022 (B)	565	567
2.450%, 01/15/2017 (B)	200	204
Safeway
6.350%, 08/15/2017	1,406	1,602
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	1,020	1,007
2.950%, 12/18/2022	561	517
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	260	257
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	1,094	1,029
Tyson Foods
4.500%, 06/15/2022	1,595	1,641
Walgreen
3.100%, 09/15/2022 (C)	234	219

		96,911

Energy — 2.9%
Alberta Energy
7.375%, 11/01/2031	200	233
Anadarko Holding
7.150%, 05/15/2028	150	179
Anadarko Petroleum
8.700%, 03/15/2019	150	192
7.625%, 03/15/2014	450	466
6.950%, 06/15/2019	90	108
6.375%, 09/15/2017	3,220	3,726
5.950%, 09/15/2016	190	213
ANR Pipeline
9.625%, 11/01/2021	100	139
Apache
6.900%, 09/15/2018	180	220
6.000%, 09/15/2013	2,890	2,894
5.625%, 01/15/2017	370	416
4.750%, 04/15/2043	115	111
3.250%, 04/15/2022	76	74
2.625%, 01/15/2023 (C)	231	211
Arch Coal
7.000%, 06/15/2019 (C)	380	304
Baker Hughes
7.500%, 11/15/2018	2,020	2,522
5.125%, 09/15/2040	111	119
BG Energy Capital
5.125%, 10/15/2041 (B)	200	204
4.000%, 10/15/2021 (B)	2,775	2,814

25	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BP Capital Markets
5.250%, 11/07/2013	$2,970	$2,995
3.875%, 03/10/2015	630	660
3.625%, 05/08/2014	100	102
3.561%, 11/01/2021	210	207
3.245%, 05/06/2022	1,520	1,450
2.750%, 05/10/2023	1,485	1,344
2.500%, 11/06/2022	1,030	922
2.248%, 11/01/2016	159	163
1.846%, 05/05/2017 (C)	429	429
1.375%, 11/06/2017	132	129
Burlington Resources
8.200%, 03/15/2025	400	536
Canadian Natural Resources
7.200%, 01/15/2032 (C)	150	181
6.450%, 06/30/2033	200	224
5.700%, 05/15/2017	228	257
Canadian Oil Sands
6.000%, 04/01/2042 (B)	1,393	1,451
4.500%, 04/01/2022 (B)	934	935
Cenovus Energy
4.450%, 09/15/2042	77	69
3.000%, 08/15/2022	45	42
Chevron
3.191%, 06/24/2023	1,480	1,436
2.427%, 06/24/2020	157	153
1.718%, 06/24/2018	5,195	5,119
CNOOC Finance 2013
1.750%, 05/09/2018	1,285	1,235
1.125%, 05/09/2016	200	198
Conoco Funding
6.950%, 04/15/2029	1,135	1,451
ConocoPhillips
6.000%, 01/15/2020	460	544
5.750%, 02/01/2019	50	58
DCP Midstream Operating
4.950%, 04/01/2022	1,964	1,955
3.250%, 10/01/2015	725	749
Devon Energy
6.300%, 01/15/2019	330	381
5.600%, 07/15/2041 (C)	1,800	1,868
4.750%, 05/15/2042	157	145
3.250%, 05/15/2022 (C)	2,490	2,363
Devon Financing
7.875%, 09/30/2031	520	670
El Paso
6.950%, 06/01/2028	2,250	2,102
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/2020	3,327	3,814
4.100%, 11/15/2015	1,730	1,835
Encana
6.500%, 05/15/2019	250	293
5.150%, 11/15/2041	2,525	2,370
Energen
4.625%, 09/01/2021	1,693	1,662
Energy Transfer Partners
8.250%, 11/15/2029 (B)	4,295	5,255
6.500%, 02/01/2042	299	322
5.150%, 02/01/2043	425	392
3.600%, 02/01/2023	1,170	1,087
3.283%, 11/01/2066 (A) (B)	485	436

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eni
5.700%, 10/01/2040 (B)	$900	$856
Enterprise Products Operating
6.125%, 10/15/2039	170	190
5.950%, 02/01/2041	250	275
Enterprise Products Operating LLC
9.750%, 01/31/2014	3,190	3,304
5.250%, 01/31/2020	70	78
3.350%, 03/15/2023	1,040	988
EOG Resources
4.100%, 02/01/2021	300	315
2.625%, 03/15/2023	88	80
Halliburton
6.150%, 09/15/2019	300	358
4.750%, 08/01/2043	600	600
3.500%, 08/01/2023	1,280	1,263
2.000%, 08/01/2018	2,120	2,099
Hess
8.125%, 02/15/2019	2,490	3,101
7.875%, 10/01/2029	215	269
5.600%, 02/15/2041 (C)	385	396
Husky Energy
7.250%, 12/15/2019	919	1,120
Kerr-McGee
6.950%, 07/01/2024	3,760	4,436
Kinder Morgan Energy Partners
6.000%, 02/01/2017	590	667
5.000%, 12/15/2013	1,030	1,042
5.000%, 08/15/2042	619	576
5.000%, 03/01/2043	1,410	1,316
3.950%, 09/01/2022	70	68
Murphy Oil
3.700%, 12/01/2022	1,990	1,852
Nabors Industries
9.250%, 01/15/2019	250	308
5.000%, 09/15/2020 (C)	310	317
National Oilwell Varco
1.350%, 12/01/2017	81	79
Newfield Exploration
5.625%, 07/01/2024	435	420
Noble Energy
4.150%, 12/15/2021	2,080	2,127
Noble Holding International
5.250%, 03/15/2042	119	109
3.950%, 03/15/2022	40	39
Occidental Petroleum
3.125%, 02/15/2022	1,360	1,294
2.700%, 02/15/2023	1,324	1,202
1.750%, 02/15/2017	153	153
Oneok Partners
2.000%, 10/01/2017	1,295	1,269
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,399
Pemex Project Funding Master Trust
6.625%, 06/15/2035 (C)	5,602	5,756
Petrobras Global Finance
4.375%, 05/20/2023 (C)	196	171
1.884%, 05/20/2016 (A)	6,000	5,953
Petrobras Global Finance BV
3.000%, 01/15/2019	3,520	3,238
2.000%, 05/20/2016	1,910	1,877

26	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrobras International Finance
7.875%, 03/15/2019 (C)	$200	$225
6.750%, 01/27/2041	150	139
6.125%, 10/06/2016	1,300	1,411
5.750%, 01/20/2020	1,127	1,141
5.375%, 01/27/2021 (C)	4,680	4,570
Petrobras International Finance - Pifco
3.875%, 01/27/2016 (C)	1,480	1,519
Petro-Canada
7.875%, 06/15/2026	100	131
6.800%, 05/15/2038	3,850	4,619
6.050%, 05/15/2018	260	301
Petroleos Mexicanos
5.500%, 06/27/2044 (B) (C)	1,075	933
4.875%, 01/18/2024 (B)	785	773
3.500%, 01/30/2023 (B)	3,155	2,824
2.286%, 07/18/2018 (A) (B)	785	797
Phillips 66
4.300%, 04/01/2022	57	58
2.950%, 05/01/2017	76	78
Plains Exploration & Production
6.875%, 02/15/2023	90	96
6.500%, 11/15/2020	350	373
QEP Resources
5.375%, 10/01/2022	550	525
Rowan
5.400%, 12/01/2042	841	762
Schlumberger Investment
3.300%, 09/14/2021 (B)	317	315
Shell International Finance
6.375%, 12/15/2038 (C)	1,180	1,481
3.625%, 08/21/2042	291	249
3.100%, 06/28/2015	165	173
Shell International Finance BV
4.375%, 03/25/2020	80	87
4.300%, 09/22/2019	1,000	1,090
3.400%, 08/12/2023	2,145	2,118
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	1,150	1,161
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	846
Statoil
5.250%, 04/15/2019	460	524
4.250%, 11/23/2041	80	75
3.150%, 01/23/2022	100	98
3.125%, 08/17/2017	200	211
2.450%, 01/17/2023	159	145
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	354	321
Talisman Energy
7.750%, 06/01/2019	1,645	1,986
TC Pipelines
4.650%, 06/15/2021	1,177	1,193
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,652
8.000%, 02/01/2016	3,205	3,682
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	415	378

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tosco
8.125%, 02/15/2030	$100	$136
7.800%, 01/01/2027	210	280
Total Capital
4.125%, 01/28/2021	74	78
2.300%, 03/15/2016	300	309
2.125%, 08/10/2018	1,860	1,854
Total Capital Canada
1.450%, 01/15/2018	3,715	3,633
Total Capital International
2.875%, 02/17/2022	138	131
1.550%, 06/28/2017	150	149
1.000%, 08/12/2016	1,118	1,116
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	241
6.500%, 08/15/2018	425	506
Transocean
7.350%, 12/15/2041	33	38
6.500%, 11/15/2020 (C)	485	536
6.375%, 12/15/2021	2,576	2,841
5.050%, 12/15/2016	580	634
Valero Energy
7.500%, 04/15/2032	710	839
Weatherford International
9.875%, 03/01/2039	250	338
6.750%, 09/15/2040	200	207
6.500%, 08/01/2036	83	83
5.950%, 04/15/2042	50	48
5.125%, 09/15/2020	110	114
4.500%, 04/15/2022	637	621
Western Gas Partners
5.375%, 06/01/2021	474	512
Williams
8.750%, 03/15/2032	2,162	2,686
7.875%, 09/01/2021	1,262	1,500
7.750%, 06/15/2031	339	388
7.500%, 01/15/2031	9	10
Williams Partners
5.250%, 03/15/2020	510	545
WPX Energy
6.000%, 01/15/2022	1,095	1,092

		177,664

Financials — 13.0%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	2,795	2,892
Abbey National Treasury Services
2.875%, 04/25/2014	750	760
ACE INA Holdings
5.875%, 06/15/2014	290	301
5.600%, 05/15/2015	380	410
Aegon, Ser CMS
2.922%, 07/29/2049 (A)	2,180	1,706
Aflac
8.500%, 05/15/2019	165	211
6.450%, 08/15/2040	92	109
4.000%, 02/15/2022	227	230
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	450	549

27	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Allstate
5.750%, 08/15/2053 (A)	$1,545	$1,522
5.000%, 08/15/2014	300	312
3.150%, 06/15/2023	1,375	1,323
Ally Financial
5.500%, 02/15/2017	750	791
American Express
7.000%, 03/19/2018	500	599
American Express Credit MTN
5.125%, 08/25/2014	3,280	3,426
2.800%, 09/19/2016	389	406
2.375%, 03/24/2017	120	123
1.750%, 06/12/2015	3,760	3,821
American Honda Finance MTN
7.625%, 10/01/2018 (B)	150	186
3.875%, 09/21/2020 (B)	2,840	2,938
2.600%, 09/20/2016 (B)	246	255
1.000%, 08/11/2015 (B)	2,400	2,404
American International Group
8.250%, 08/15/2018	1,260	1,559
6.400%, 12/15/2020	1,045	1,220
6.250%, 03/15/2037	3,530	3,504
4.875%, 06/01/2022 (C)	684	730
3.750%, 11/30/2013 (B)	230	232
American Tower ‡
5.050%, 09/01/2020	1,107	1,147
4.500%, 01/15/2018	2,134	2,257
3.500%, 01/31/2023 (C)	1,701	1,530
American Tower Trust I ‡
1.551%, 03/15/2018 (B)	135	130
Anadarko Finance
7.500%, 05/01/2031 (C)	313	391
ANZ New Zealand International
3.125%, 08/10/2015 (B)	190	197
1.850%, 10/15/2015 (B)	950	963
Aon
6.250%, 09/30/2040	79	90
3.500%, 09/30/2015	46	48
3.125%, 05/27/2016	235	245
Associates Corp of North America
6.950%, 11/01/2018	418	491
Assurant
2.500%, 03/15/2018	1,675	1,632
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (B)	137	148
3.250%, 03/01/2016 (B) (C)	200	209
2.400%, 11/23/2016 (B)	453	467
0.580%, 10/29/2049 (A)	1,400	840
Banco Santander Mexico
4.125%, 11/09/2022 (B)	1,945	1,765

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America
7.625%, 06/01/2019	$175	$211
7.375%, 05/15/2014	980	1,025
6.500%, 08/01/2016	7,125	8,035
6.100%, 06/15/2017	6,825	7,633
6.000%, 09/01/2017	1,930	2,168
5.750%, 12/01/2017	3,310	3,704
5.650%, 05/01/2018	1,350	1,504
5.625%, 10/14/2016	7,865	8,708
5.625%, 07/01/2020	375	413
5.420%, 03/15/2017	4,530	4,892
5.000%, 05/13/2021	75	79
4.500%, 04/01/2015	6,060	6,356
4.100%, 07/24/2023	3,447	3,392
3.875%, 03/22/2017	610	643
3.300%, 01/11/2023	1,418	1,311
2.000%, 01/11/2018	3,990	3,873
1.500%, 10/09/2015	5,605	5,617
0.573%, 06/15/2017 (A)	2,710	2,605
0.553%, 06/15/2016 (A)	2,700	2,632
Bank of Montreal MTN
2.550%, 11/06/2022	511	469
1.400%, 09/11/2017 (C)	689	673
1.300%, 10/31/2014 (B)	321	324
Bank of New York Mellon MTN
4.600%, 01/15/2020	160	174
3.550%, 09/23/2021	144	146
3.100%, 01/15/2015	125	129
2.950%, 06/18/2015 (C)	500	519
2.400%, 01/17/2017	398	407
Bank of Nova Scotia
3.400%, 01/22/2015	478	496
1.650%, 10/29/2015 (B) (C)	355	362
1.375%, 12/18/2017	300	291
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (B)	707	735
2.350%, 02/23/2017 (B)	295	298
Barclays Bank
6.050%, 12/04/2017 (B)	850	936
5.200%, 07/10/2014	350	363
5.000%, 09/22/2016	4,970	5,465
2.500%, 09/21/2015 (B)	365	377
2.250%, 05/10/2017 (B)	221	226
0.519%, 08/07/2049 (A)	380	214
BB&T MTN
6.850%, 04/30/2019 (C)	115	139
5.700%, 04/30/2014	620	641
4.900%, 06/30/2017	400	435
3.950%, 04/29/2016 (C)	555	593
3.375%, 09/25/2013	70	70
BBVA US Senior SAU
4.664%, 10/09/2015	3,520	3,642
Bear Stearns
7.250%, 02/01/2018	3,430	4,078
6.400%, 10/02/2017	3,370	3,889
4.650%, 07/02/2018	3,000	3,245
Berkshire Hathaway
4.500%, 02/11/2043	565	532
3.750%, 08/15/2021 (C)	1,213	1,245
3.200%, 02/11/2015	1,634	1,696
2.200%, 08/15/2016	75	77

28	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Berkshire Hathaway Finance
5.400%, 05/15/2018 (C)	$5,160	$5,910
4.300%, 05/15/2043	330	300
2.450%, 12/15/2015	187	194
BlackRock
6.250%, 09/15/2017	570	665
3.375%, 06/01/2022	180	178
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (B)	1,180	1,310
BNP Paribas MTN
2.700%, 08/20/2018	3,350	3,336
2.375%, 09/14/2017	1,740	1,745
Boston Properties ‡
3.850%, 02/01/2023	680	661
3.800%, 02/01/2024	1,819	1,743
3.125%, 09/01/2023	1,645	1,502
Branch Banking & Trust
5.625%, 09/15/2016	325	363
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (B) (C)	581	603
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (B) (C)	1,000	1,035
Capital One Bank USA
3.375%, 02/15/2023	300	279
Capital One Financial
7.375%, 05/23/2014	450	471
4.750%, 07/15/2021 (C)	375	395
3.500%, 06/15/2023 (B)	814	764
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	307
6.200%, 09/30/2013	3,440	3,456
5.850%, 09/01/2017	580	665
2.850%, 06/01/2022	155	146
CDP Financial
4.400%, 11/25/2019 (B)	300	328
Cedar Brakes I LLC
8.500%, 02/15/2014 (B)	197	199
Charles Schwab
3.225%, 09/01/2022	100	96
Chase Capital VI
0.890%, 08/01/2028 (A)	1,050	866

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
8.500%, 05/22/2019	$600	$761
8.125%, 07/15/2039	400	551
6.875%, 03/05/2038	3,555	4,435
6.375%, 08/12/2014	3,285	3,461
6.125%, 05/15/2018	830	952
6.010%, 01/15/2015	1,900	2,025
6.000%, 12/13/2013	2,920	2,964
6.000%, 08/15/2017	4,345	4,918
5.875%, 01/30/2042	1,320	1,467
5.850%, 08/02/2016	300	334
5.500%, 02/15/2017	11,465	12,444
5.375%, 08/09/2020 (C)	2,888	3,202
5.000%, 09/15/2014	1,740	1,808
4.700%, 05/29/2015	1,488	1,574
4.587%, 12/15/2015	114	122
4.500%, 01/14/2022	151	157
4.450%, 01/10/2017	2,394	2,577
4.050%, 07/30/2022	650	626
3.500%, 05/15/2023	1,820	1,641
3.375%, 03/01/2023	181	171
2.650%, 03/02/2015	1,129	1,155
1.700%, 07/25/2016	3,380	3,379
1.250%, 01/15/2016	230	228
0.812%, 08/25/2036 (A)	3,239	2,594
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,225
CME Group
5.750%, 02/15/2014	306	313
3.000%, 09/15/2022	400	375
CNA Financial
5.875%, 08/15/2020	274	310
5.850%, 12/15/2014	200	212
Comerica
3.000%, 09/16/2015	145	151
CommonWealth ‡
6.650%, 01/15/2018	255	273
5.875%, 09/15/2020	95	96
Commonwealth Bank of Australia
5.000%, 10/15/2019 (B)	900	1,001
3.750%, 10/15/2014 (B)	1,810	1,872
2.250%, 03/16/2017 (B) (C)	378	387
Commonwealth Bank of Australia NY MTN
1.250%, 09/18/2015	2,730	2,755
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/2049 (A) (B)	2,043	2,643
5.800%, 09/30/2110 (B) (C)	300	303
4.500%, 01/11/2021 (C)	300	315
3.875%, 02/08/2022	1,470	1,459
3.200%, 03/11/2015 (B)	700	725
Countrywide Financial
6.250%, 05/15/2016	1,170	1,270
Credit Agricole
8.375%, 12/31/2049 (A) (B) (C)	3,250	3,542
2.625%, 01/21/2014 (B)	790	795
Credit Suisse NY
6.000%, 02/15/2018	6,504	7,288
5.500%, 05/01/2014	125	129

29	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse USA
5.125%, 08/15/2015	$645	$697
Daimler Finance North America LLC
2.625%, 09/15/2016 (B)	389	400
2.375%, 08/01/2018 (B)	4,730	4,680
1.875%, 09/15/2014 (B)	1,956	1,978
1.875%, 01/11/2018 (B)	1,466	1,439
1.650%, 04/10/2015 (B)	337	340
1.450%, 08/01/2016	2,970	2,959
1.300%, 07/31/2015 (B)	3,340	3,353
DDR ‡
4.625%, 07/15/2022	2,030	2,037
3.375%, 05/15/2023	1,995	1,806
Deutsche Bank MTN
3.875%, 08/18/2014	295	304
Discover Bank
4.200%, 08/08/2023	1,185	1,167
DnB Boligkreditt
2.100%, 10/14/2015 (B)	1,057	1,084
1.450%, 03/21/2018 (B)	1,355	1,311
Equity One ‡
3.750%, 11/15/2022	701	654
ERAC USA
5.600%, 05/01/2015	90	96
ERAC USA Finance LLC
4.500%, 08/16/2021 (B)	175	180
2.250%, 01/10/2014 (B)	250	251
ERP Operating ‡
5.750%, 06/15/2017	500	561
5.125%, 03/15/2016	1,000	1,093
4.625%, 12/15/2021 (C)	236	247
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,788	2,007
7.050%, 07/15/2028 (B)	1,713	2,038
Farmers Insurance Exchange
8.625%, 05/01/2024 (B)	4,253	5,413
FDIC Structured Sale Guaranteed Notes
1.496%, 10/25/2013 (B) (D)	1,570	1,570
Federal Realty Investment Trust ‡
3.000%, 08/01/2022	850	783
Fifth Third Bank
1.450%, 02/28/2018	248	238
First Chicago NBD Institutional Capital I
0.815%, 02/01/2027 (A)	3,750	3,094
First Industrial MTN
7.500%, 12/01/2017	1,765	1,962
FMR LLC
6.450%, 11/15/2039 (B)	250	286
Ford Motor Credit
5.000%, 05/15/2018	206	221
Ford Motor Credit LLC
8.125%, 01/15/2020	1,930	2,347
7.000%, 04/15/2015	4,000	4,327
5.875%, 08/02/2021	6,563	7,135
4.207%, 04/15/2016	401	420
3.984%, 06/15/2016	555	579
3.000%, 06/12/2017	1,173	1,182
2.750%, 05/15/2015	1,058	1,076

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital MTN
6.875%, 01/10/2039	$2,730	$3,310
6.750%, 03/15/2032 (C)	450	539
6.375%, 11/15/2067 (A)	5,735	6,050
6.150%, 08/07/2037	5,880	6,600
6.000%, 08/07/2019	920	1,060
5.875%, 01/14/2038 (C)	4,765	5,168
5.625%, 09/15/2017	800	906
5.625%, 05/01/2018	6,680	7,621
5.500%, 01/08/2020	480	539
5.400%, 02/15/2017	1,800	2,009
5.375%, 10/20/2016	1,500	1,671
5.300%, 02/11/2021 (C)	1,753	1,894
4.625%, 01/07/2021 (C)	3,640	3,852
3.100%, 01/09/2023 (C)	2,326	2,150
2.300%, 04/27/2017	2,795	2,833
2.250%, 11/09/2015	180	184
2.100%, 12/11/2019	356	346
1.625%, 07/02/2015	1,010	1,023
0.744%, 08/15/2036 (A)	3,035	2,432
0.646%, 05/05/2026 (A)	1,600	1,484
0.394%, 03/20/2014 (A)	2,000	1,999
Glitnir Banki
7.451%, 09/14/2016 (B) (E)	500	—
6.693%, 06/15/2016 (B) (F)	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	9,945
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,520	1,813
6.750%, 10/01/2037	993	1,025
6.250%, 09/01/2017	1,400	1,583
6.250%, 02/01/2041	3,545	3,954
6.150%, 04/01/2018	7,800	8,818
6.000%, 05/01/2014	690	713
6.000%, 06/15/2020 (C)	2,335	2,620
5.950%, 01/18/2018	500	559
5.750%, 10/01/2016	1,505	1,674
5.750%, 01/24/2022	1,075	1,181
5.375%, 03/15/2020	2,635	2,867
5.250%, 10/15/2013	580	583
5.250%, 07/27/2021	9,480	10,130
3.625%, 02/07/2016 (C)	470	492
3.625%, 01/22/2023	178	168
2.900%, 07/19/2018	1,935	1,926
2.375%, 01/22/2018 (C)	372	365
0.666%, 07/22/2015 (A)	45	45
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (B)	606	639
Hartford Financial Services Group
5.125%, 04/15/2022	490	534
4.300%, 04/15/2043 (C)	1,205	1,080
HBOS MTN
6.750%, 05/21/2018 (B)	5,100	5,576
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B) (C)	1,220	1,176

30	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCP MTN ‡
6.300%, 09/15/2016	$940	$1,062
6.000%, 01/30/2017	2,313	2,588
5.650%, 12/15/2013	2,290	2,321
5.375%, 02/01/2021	105	114
3.750%, 02/01/2019	4,299	4,405
2.625%, 02/01/2020	6,165	5,773
Health Care ‡
6.500%, 03/15/2041	1,650	1,795
5.250%, 01/15/2022	1,825	1,939
4.950%, 01/15/2021	6,340	6,659
4.700%, 09/15/2017	225	243
Healthcare Realty Trust ‡
6.500%, 01/17/2017	85	95
5.750%, 01/15/2021	60	65
Highwoods Properties ‡
7.500%, 04/15/2018	1,339	1,565
Hongkong & Shanghai Banking
0.438%, 07/22/2049 (A)	195	116
HSBC Bank
4.750%, 01/19/2021 (B)	400	430
4.125%, 08/12/2020 (B)	261	271
3.500%, 06/28/2015 (B)	123	129
3.100%, 05/24/2016 (B)	5,097	5,341
1.625%, 07/07/2014 (B)	728	734
0.538%, 06/29/2049 (A)	1,160	693
HSBC Bank USA NY
4.625%, 04/01/2014	300	307
HSBC Finance
6.676%, 01/15/2021	2,800	3,161
5.500%, 01/19/2016	600	656
HSBC Holdings
4.875%, 01/14/2022	300	321
4.000%, 03/30/2022	1,535	1,548
HSBC USA
2.375%, 02/13/2015	2,071	2,118
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (B) (C)	294	269
Hyundai Capital America
2.875%, 08/09/2018 (B)	2,075	2,064
2.125%, 10/02/2017 (B)	650	635
1.875%, 08/09/2016 (B)	1,485	1,484
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	1,200	1,098
ING Bank
3.750%, 03/07/2017 (B)	457	475
ING US
5.500%, 07/15/2022	520	556
2.900%, 02/15/2018	350	346
International Lease Finance
6.750%, 09/01/2016 (B)	5,590	6,107
6.500%, 09/01/2014 (B) (C)	7,190	7,496
Intesa Sanpaolo
3.875%, 01/16/2018	400	390
3.625%, 08/12/2015 (B)	940	954
3.125%, 01/15/2016 (C)	860	858
Jefferies Group
8.500%, 07/15/2019	90	109
6.450%, 06/08/2027	590	599
6.250%, 01/15/2036	400	385
3.875%, 11/09/2015	171	177

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Capital
5.750%, 09/10/2018	$300	$348
2.250%, 04/17/2019	930	925
1.700%, 01/15/2020	405	379
1.200%, 10/10/2017	196	191
JPMorgan Chase
6.400%, 05/15/2038	385	457
6.000%, 10/01/2017 (C)	12,765	14,496
6.000%, 01/15/2018	400	458
5.400%, 01/06/2042	409	435
5.150%, 10/01/2015	240	259
5.125%, 09/15/2014	136	142
4.500%, 01/24/2022	750	778
4.350%, 08/15/2021	510	530
3.450%, 03/01/2016	1,015	1,067
3.375%, 05/01/2023 (C)	2,390	2,171
3.200%, 01/25/2023 (C)	855	796
1.100%, 10/15/2015	4,010	4,008
0.602%, 06/13/2016 (A)	4,250	4,183
JPMorgan Chase Bank
6.000%, 07/05/2017	3,365	3,802
JPMorgan Chase Capital XIII
1.226%, 09/30/2034 (A)	2,150	1,774
JPMorgan Chase Capital XXIII
1.264%, 05/15/2047 (A)	4,697	3,476
Kaupthing Bank
7.125%, 05/19/2016 (B) (E) (F)	12,000	1
KeyBank
5.800%, 07/01/2014	600	625
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	1,370	1,300
Lazard Group
7.125%, 05/15/2015	2,575	2,795
6.850%, 06/15/2017	3,335	3,765
Liberty Mutual Group
6.500%, 05/01/2042 (B)	959	1,057
5.000%, 06/01/2021 (B)	95	100
4.250%, 06/15/2023 (B)	805	777
Lincoln National
4.850%, 06/24/2021	58	62
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (B) (C)	200	225
M&T Bank
6.875%, 12/29/2049 (B)	3,540	3,577
Macquarie Bank
5.000%, 02/22/2017 (B)	652	704
Macquarie Group
7.625%, 08/13/2019 (B)	150	175
7.300%, 08/01/2014 (B)	480	506
6.250%, 01/14/2021 (B)	525	564
6.000%, 01/14/2020 (B)	225	242
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	292
Markel
5.000%, 03/30/2043	670	633
4.900%, 07/01/2022	1,000	1,053
3.625%, 03/30/2023	710	671
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	1,860	2,700
5.375%, 12/01/2041 (B)	66	69

31	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MassMutual Global Funding
2.000%, 04/05/2017 (B)	$120	$119
MassMutual Global Funding II
3.125%, 04/14/2016 (B)	100	105
2.875%, 04/21/2014 (B)	122	124
2.500%, 10/17/2022 (B)	363	327
2.100%, 08/02/2018 (B)	105	105
Merrill Lynch
6.875%, 04/25/2018	980	1,141
6.400%, 08/28/2017	1,600	1,824
5.700%, 05/02/2017	600	653
MetLife
7.717%, 02/15/2019	1,750	2,186
6.750%, 06/01/2016	2,950	3,378
6.400%, 12/15/2036	4,360	4,382
MetLife Institutional Funding II
1.174%, 04/04/2014 (A) (B)	153	154
Metropolitan Life Global Funding I
5.125%, 06/10/2014 (B)	1,575	1,631
3.875%, 04/11/2022 (B)	1,125	1,144
3.650%, 06/14/2018 (B)	490	517
2.500%, 09/29/2015 (B)	2,935	3,033
2.000%, 01/10/2014 (B)	200	201
1.700%, 06/29/2015 (B)	497	504
1.500%, 01/10/2018 (B)	2,500	2,425
Morgan Stanley MTN
7.300%, 05/13/2019 (C)	1,275	1,509
6.625%, 04/01/2018 (C)	6,010	6,888
6.000%, 05/13/2014	5,705	5,885
5.950%, 12/28/2017 (C)	550	616
5.750%, 10/18/2016	190	211
5.750%, 01/25/2021 (C)	235	259
5.625%, 09/23/2019 (C)	2,170	2,389
5.550%, 04/27/2017 (C)	514	566
5.500%, 07/28/2021	2,004	2,178
5.450%, 01/09/2017	350	381
5.375%, 10/15/2015 (C)	1,855	1,997
4.750%, 03/22/2017	300	322
4.200%, 11/20/2014	1,851	1,921
3.750%, 02/25/2023	179	170
1.750%, 02/25/2016	1,075	1,075
0.716%, 10/18/2016 (A)	3,700	3,617
Murray Street Investment Trust I
4.647%, 03/09/2017 (C) (H)	5,770	6,123
National Australia Bank
3.750%, 03/02/2015 (B)	455	475
3.000%, 07/27/2016 (B)	1,000	1,046
1.600%, 08/07/2015	1,080	1,097
National Bank of Canada
2.200%, 10/19/2016 (B)	4,350	4,477
1.650%, 01/30/2014 (B)	271	272
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	40	41
National City
4.900%, 01/15/2015	400	422
National City Bank MTN
5.800%, 06/07/2017	525	593
0.645%, 06/07/2017 (A)	3,000	2,947

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	$1,530	$2,102
2.350%, 06/15/2020	1,170	1,129
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	460	639
6.600%, 04/15/2034 (B)	2,535	2,573
5.810%, 12/15/2024 (A) (B)	4,407	4,407
New York Life Global Funding
3.000%, 05/04/2015 (B)	400	415
New York Life Insurance
6.750%, 11/15/2039 (B)	1,355	1,675
Nomura Holdings
6.700%, 03/04/2020	298	336
4.125%, 01/19/2016	150	157
Nordea Bank
4.875%, 05/13/2021 (B)	2,085	2,138
3.700%, 11/13/2014 (B)	900	931
1.750%, 10/04/2013 (B)	200	200
1.625%, 05/15/2018 (B)	500	483
Northstar
5.186%, 07/25/2029	250	248
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	2,470	2,844
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025	903	903
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	202
PACCAR Financial MTN
1.600%, 03/15/2017	164	162
1.550%, 09/29/2014	348	352
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (B)	170	174
Pacific Life Insurance
9.250%, 06/15/2039 (B)	560	778
PNC Bank
6.000%, 12/07/2017 (C)	250	287
3.800%, 07/25/2023	1,110	1,072
0.800%, 01/28/2016	297	295
PNC Funding
5.125%, 02/08/2020	340	377
2.700%, 09/19/2016	88	91
Post Apartment Homes
4.750%, 10/15/2017	70	75
PPF Funding ‡
5.500%, 01/15/2014 (B)	5,000	5,093
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	300	311
1.600%, 05/29/2018 (B)	150	145
Principal Life Global Funding I
5.050%, 03/15/2015 (B)	750	795
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	600	617
Private Export Funding
4.375%, 03/15/2019	4,660	5,197
2.125%, 07/15/2016	4,760	4,934
ProLogis ‡
4.250%, 08/15/2023	2,965	2,918
Protective Life
8.450%, 10/15/2039	385	490

32	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Financial MTN
2.300%, 08/15/2018	$1,165	$1,163
Prudential Holdings
8.695%, 12/18/2023 (B)	3,060	3,829
Prudential Holdings LLC
1.148%, 12/18/2017 (A) (B)	4,550	4,504
Prudential Insurance of America
8.300%, 07/01/2025 (B)	600	757
Reckson Operating Partnership ‡
6.000%, 03/31/2016	95	103
Royal Bank of Canada MTN
2.300%, 07/20/2016	640	660
2.200%, 07/27/2018	4,235	4,226
1.200%, 09/19/2017 (C)	1,126	1,100
0.625%, 12/04/2015	2,970	2,957
0.500%, 06/29/2085 (A)	860	528
Royal Bank of Scotland Group
6.400%, 10/21/2019 (C)	1,950	2,188
6.125%, 12/15/2022	999	962
6.100%, 06/10/2023	2,555	2,459
2.550%, 09/18/2015	850	867
Santander US Debt SAU
3.724%, 01/20/2015 (B)	1,880	1,905
Security Benefit Life Insurance
8.750%, 05/15/2016 (B)	5,200	5,886
Simon Property Group ‡
10.350%, 04/01/2019	940	1,284
6.750%, 05/15/2014	165	169
5.650%, 02/01/2020	133	149
4.375%, 03/01/2021	130	137
4.125%, 12/01/2021	108	112
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (B)	322	313
SL Green Realty ‡
7.750%, 03/15/2020	2,000	2,346
SLM MTN
8.450%, 06/15/2018	530	604
3.875%, 09/10/2015	2,360	2,401
Societe Generale
0.500%, 11/29/2049 (A)	680	388
0.500%, 11/29/2049 (A)	180	103
Sparebank 1 Boligkreditt
1.750%, 11/15/2019 (B)	2,751	2,564
Stadshypotek
1.875%, 10/02/2019 (B)	5,626	5,338
Standard Chartered
3.950%, 01/11/2023 (B)	1,915	1,762
State Street
4.956%, 03/15/2018	2,560	2,796
4.300%, 05/30/2014	60	62
3.100%, 05/15/2023	24	22
Sumitomo Mitsui Banking
3.150%, 07/22/2015 (B)	1,010	1,049
3.100%, 01/14/2016 (B)	640	665
SunTrust Preferred Capital I
4.000%, 12/31/2049 (A)	2,533	2,026
Svenska Handelsbanken
3.125%, 07/12/2016	282	294
Swedbank Hypotek
1.375%, 03/28/2018 (B) (C)	3,995	3,858

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B) (C)	$1,740	$2,147
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	1,660	1,488
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	538	557
2.200%, 07/29/2015 (B)	295	303
Toyota Motor Credit MTN
3.400%, 09/15/2021	2,690	2,694
3.200%, 06/17/2015	379	396
2.050%, 01/12/2017	215	218
2.000%, 09/15/2016	930	951
1.250%, 10/05/2017	2,740	2,677
Travelers
5.900%, 06/02/2019	145	171
Travelers Property Casualty
7.750%, 04/15/2026	300	390
UBS MTN
5.875%, 12/20/2017	303	349
5.750%, 04/25/2018	150	172
3.875%, 01/15/2015	785	818
2.250%, 01/28/2014	732	738
UDR MTN ‡
5.250%, 01/15/2015	75	79
4.250%, 06/01/2018	2,000	2,112
US Bancorp MTN
4.125%, 05/24/2021	134	141
3.000%, 03/15/2022	67	65
2.875%, 11/20/2014	415	426
2.450%, 07/27/2015	300	310
Ventas Realty ‡
4.000%, 04/30/2019	3,553	3,685
2.700%, 04/01/2020	815	766
Vesey Street Investment Trust I
4.404%, 09/01/2016 (H)	870	926
Wachovia
5.750%, 06/15/2017 (C)	690	786
5.750%, 02/01/2018	350	401
5.250%, 08/01/2014	650	677
0.605%, 10/28/2015 (A)	3,210	3,186
Wachovia Bank MTN
6.000%, 11/15/2017	4,220	4,828
0.603%, 03/15/2016 (A)	1,200	1,190
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,528
WEA Finance
7.125%, 04/15/2018 (B)	970	1,150
6.750%, 09/02/2019 (B)	1,021	1,206
WEA Finance LLC
4.625%, 05/10/2021 (B)	2,360	2,457
Wells Fargo
5.625%, 12/11/2017	830	947
5.000%, 11/15/2014	1,085	1,129
4.600%, 04/01/2021	500	539
3.675%, 06/15/2016 (H)	2,980	3,166

33	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 03/08/2022 (C)	$250	$248
3.450%, 02/13/2023	1,490	1,389
1.500%, 01/16/2018	800	779
1.250%, 02/13/2015	203	204
Wells Fargo Bank
4.750%, 02/09/2015	300	316
Wells Fargo Capital X
5.950%, 12/15/2036	860	826
Westpac Banking
4.875%, 11/19/2019	604	672
2.450%, 11/28/2016 (B) (C)	350	361
1.006%, 03/31/2014 (A) (B)	725	728
Woodbourne Capital Trust I
2.610%, 04/08/2049 (A) (B)	625	350
WR Berkley
4.625%, 03/15/2022	871	894
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	6,290	6,699

		799,474

Health Care — 1.2%
AbbVie
2.900%, 11/06/2022 (C)	7,265	6,768
2.000%, 11/06/2018	800	780
1.750%, 11/06/2017	2,047	2,018
Actavis
3.250%, 10/01/2022	112	104
Aetna
6.750%, 12/15/2037	60	74
4.500%, 05/15/2042	71	66
Amgen
5.750%, 03/15/2040	237	249
5.700%, 02/01/2019	100	114
5.650%, 06/15/2042	3,435	3,551
5.375%, 05/15/2043 (C)	2,735	2,743
5.150%, 11/15/2041	3,495	3,401
4.850%, 11/18/2014	50	53
4.500%, 03/15/2020	84	89
3.875%, 11/15/2021	200	201
Boston Scientific
4.125%, 10/01/2023	1,705	1,670
2.650%, 10/01/2018	1,390	1,378
Celgene
5.250%, 08/15/2043	1,485	1,462
2.300%, 08/15/2018	1,120	1,114
1.900%, 08/15/2017	337	335
CHS
8.000%, 11/15/2019 (C)	200	210
Express Scripts Holding
3.500%, 11/15/2016	3,430	3,623
2.650%, 02/15/2017	134	137
2.100%, 02/12/2015	2,340	2,378
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,833
2.850%, 05/08/2022	410	391
HCA
7.250%, 09/15/2020 (C)	1,165	1,268
5.750%, 03/15/2014	5,548	5,645
Hospira MTN
6.400%, 05/15/2015	20	22
Humana
7.200%, 06/15/2018	1,950	2,314

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Medco Health Solutions
7.125%, 03/15/2018	$250	$300
2.750%, 09/15/2015	135	139
Medtronic
4.450%, 03/15/2020	1,210	1,315
Merck
2.800%, 05/18/2023	2,055	1,918
2.400%, 09/15/2022	156	143
1.300%, 05/18/2018	1,865	1,807
Mylan
1.800%, 06/24/2016 (B)	77	77
Novartis Securities Investment
5.125%, 02/10/2019	94	107
Perrigo
2.950%, 05/15/2023	1,112	1,063
Pfizer
3.000%, 06/15/2023	1,085	1,030
Pharmacia
6.500%, 12/01/2018	430	516
Roche Holdings
6.000%, 03/01/2019 (B)	1,056	1,252
St. Jude Medical
3.250%, 04/15/2023	1,965	1,848
Stryker
1.300%, 04/01/2018	3,615	3,487
Thermo Fisher Scientific
3.600%, 08/15/2021	710	691
3.200%, 03/01/2016	1,425	1,478
UnitedHealth Group
6.625%, 11/15/2037	360	444
5.800%, 03/15/2036	560	624
5.700%, 10/15/2040	800	888
3.875%, 10/15/2020	870	909
3.375%, 11/15/2021	625	617
2.875%, 03/15/2023	150	139
WellPoint
6.000%, 02/15/2014	383	392
5.875%, 06/15/2017	350	396
5.100%, 01/15/2044	605	593
4.625%, 05/15/2042	219	202
3.700%, 08/15/2021	2,430	2,418
3.300%, 01/15/2023	133	125
3.125%, 05/15/2022	3,567	3,360
1.250%, 09/10/2015	610	613
Wyeth
5.950%, 04/01/2037	1,980	2,345
Zoetis
4.700%, 02/01/2043 (B)	34	32
3.250%, 02/01/2023 (B)	479	451

		75,710

Industrials — 1.1%
3M
1.375%, 09/29/2016	86	87
ABB Finance USA
4.375%, 05/08/2042	47	44
2.875%, 05/08/2022	117	111
1.625%, 05/08/2017	81	80
ADT
4.875%, 07/15/2042	111	81
4.125%, 06/15/2023	48	42
3.500%, 07/15/2022	105	88

34	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Air 2 US
8.027%, 10/01/2019 (B)	$1,231	$1,268
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (B) (C)	141	136
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021 (C)	97	102
BAE Systems
5.800%, 10/11/2041 (B)	90	94
4.750%, 10/11/2021 (B)	3,955	4,106
BAE Systems Holdings
5.200%, 08/15/2015 (B)	360	385
Boeing
4.875%, 02/15/2020	2,440	2,750
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	249
5.650%, 05/01/2017	200	226
5.400%, 06/01/2041	200	210
5.150%, 09/01/2043	1,105	1,121
4.700%, 10/01/2019	375	416
4.375%, 09/01/2042	150	136
3.450%, 09/15/2021	60	60
3.050%, 09/01/2022	300	283
Canadian National Railway
5.850%, 11/15/2017	150	172
5.550%, 05/15/2018	385	441
Cargill
7.350%, 03/06/2019 (B)	400	488
3.300%, 03/01/2022 (B)	200	193
Caterpillar
2.600%, 06/26/2022	123	114
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	132	137
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	434	469
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	1,071	1,157
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	2,252	2,506
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,566	2,733
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	127	123
CRH America
6.000%, 09/30/2016	154	173
CSX
7.375%, 02/01/2019	460	562
4.250%, 06/01/2021	65	68
Danaher
3.900%, 06/23/2021	266	277
Deere
3.900%, 06/09/2042	64	57
2.600%, 06/08/2022	74	69

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	$1,487	$1,680
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019 (C)	230	246
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	70	75
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	98	104
Eaton
7.625%, 04/01/2024	325	386
4.150%, 11/02/2042 (B)	530	468
4.000%, 11/02/2032 (B)	99	91
2.750%, 11/02/2022 (B)	2,090	1,922
1.500%, 11/02/2017 (B)	1,062	1,038
Fluor
3.375%, 09/15/2021	308	305
General Electric
5.250%, 12/06/2017 (C)	341	386
4.125%, 10/09/2042 (C)	246	225
0.850%, 10/09/2015	1,060	1,060
Illinois Tool Works
3.900%, 09/01/2042 (C)	960	832
Ingersoll-Rand
6.391%, 11/15/2027	425	462
JetBlue Airways Private Trust, Ser 2004- 2, Cl G1
0.639%, 08/15/2016 (A)	3,183	3,024
John Deere Capital MTN
1.250%, 12/02/2014	122	123
Koninklijke Philips
7.200%, 06/01/2026	300	361
5.750%, 03/11/2018	100	115
3.750%, 03/15/2022	424	420
Lockheed Martin
4.070%, 12/15/2042	453	400
3.350%, 09/15/2021	3,435	3,399
2.125%, 09/15/2016	187	191
Norfolk Southern
6.000%, 05/23/2111	527	574
3.950%, 10/01/2042	129	111
Northrop Grumman
4.750%, 06/01/2043	1,660	1,585
3.250%, 08/01/2023	10,785	10,171
Owens Corning
4.200%, 12/15/2022	1,033	1,000
Penske Truck Leasing LP
2.875%, 07/17/2018 (B)	924	913
Pitney Bowes MTN
5.600%, 03/15/2018	100	107
Raytheon
3.125%, 10/15/2020	720	722
Republic Services
3.550%, 06/01/2022	125	121
Ryder System MTN
3.600%, 03/01/2016	132	138
2.500%, 03/01/2017	177	177

35	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Union Pacific
4.875%, 01/15/2015	$497	$524
4.300%, 06/15/2042	100	94
4.163%, 07/15/2022 (C)	437	457
Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/2024	144	154
United Parcel Service
3.125%, 01/15/2021	90	90
2.450%, 10/01/2022	100	93
United Parcel Service of America
8.375%, 04/01/2020	140	181
United Technologies
8.875%, 11/15/2019	400	527
5.400%, 05/01/2035	640	713
4.500%, 06/01/2042 (C)	1,210	1,192
3.100%, 06/01/2022	233	227
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	50	52
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	5,270	5,085
Waste Management
7.125%, 12/15/2017	1,650	1,916
4.750%, 06/30/2020	299	321
2.600%, 09/01/2016	1,015	1,045

		67,417

Information Technology — 0.5%
Apple
2.400%, 05/03/2023	2,863	2,587
0.516%, 05/03/2018 (A)	345	345
Arrow Electronics
6.875%, 06/01/2018	270	307
6.000%, 04/01/2020	225	243
3.375%, 11/01/2015	60	62
Cisco Systems
5.900%, 02/15/2039	250	293
5.500%, 01/15/2040 (C)	670	748
eBay
4.000%, 07/15/2042	84	71
2.600%, 07/15/2022	166	153
EMC
3.375%, 06/01/2023	190	184
Hewlett-Packard
6.000%, 09/15/2041	400	367
4.650%, 12/09/2021	87	85
4.300%, 06/01/2021	200	193
2.600%, 09/15/2017 (C)	187	188
HP Enterprise Services LLC
7.450%, 10/15/2029	500	549
Intel
4.800%, 10/01/2041	630	618
4.000%, 12/15/2032	1,565	1,464
3.300%, 10/01/2021	312	309
1.950%, 10/01/2016	101	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Business Machines
7.625%, 10/15/2018	$365	$460
4.000%, 06/20/2042	327	300
1.950%, 07/22/2016	126	129
1.625%, 05/15/2020	7,331	6,805
1.250%, 02/06/2017	189	187
0.875%, 10/31/2014	313	315
Intuit
5.750%, 03/15/2017	765	849
Microsoft
4.500%, 10/01/2040	61	59
1.625%, 09/25/2015	405	414
0.875%, 11/15/2017	54	52
National Semiconductor
6.600%, 06/15/2017	480	560
3.950%, 04/15/2015	500	525
Oracle
6.500%, 04/15/2038	100	125
6.125%, 07/08/2039	163	196
5.750%, 04/15/2018	128	148
5.375%, 07/15/2040	97	106
5.000%, 07/08/2019	450	510
3.625%, 07/15/2023	2,094	2,078
2.375%, 01/15/2019	4,311	4,293
1.200%, 10/15/2017	104	101
TSMC Global
1.625%, 04/03/2018 (B)	3,415	3,270
Xerox
8.250%, 05/15/2014	320	336
4.500%, 05/15/2021	80	83
2.950%, 03/15/2017	165	168

		30,939

Materials — 0.9%
Barrick
4.100%, 05/01/2023 (B) (C)	5,735	5,041
3.850%, 04/01/2022 (C)	640	567
Barrick Gold
6.950%, 04/01/2019 (C)	1,530	1,692
Barrick North America Finance
5.750%, 05/01/2043 (B)	668	569
Barrick North America Finance LLC
4.400%, 05/30/2021	920	860
BHP Billiton Finance USA
6.500%, 04/01/2019	445	527
4.125%, 02/24/2042	147	135
3.250%, 11/21/2021	3,010	2,927
1.125%, 11/21/2014	127	128
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,150	1,106
Cliffs Natural Resources
4.875%, 04/01/2021 (C)	290	268
Codelco
4.750%, 10/15/2014 (B)	900	936
Dow Chemical
8.550%, 05/15/2019 (C)	377	480
4.375%, 11/15/2042	101	89
4.250%, 11/15/2020	118	123
3.000%, 11/15/2022	5,405	4,977

36	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

E.I. du Pont de Nemours
5.600%, 12/15/2036	$275	$303
4.900%, 01/15/2041	125	128
1.950%, 01/15/2016	162	165
Ecolab
4.350%, 12/08/2021	570	596
1.450%, 12/08/2017	246	239
Freeport-McMoRan Copper
3.550%, 03/01/2022	2,105	1,879
3.100%, 03/15/2020 (B)	1,260	1,142
2.375%, 03/15/2018 (B)	360	336
2.150%, 03/01/2017	404	396
LYB International Finance BV
5.250%, 07/15/2043	885	886
4.000%, 07/15/2023 (C)	1,250	1,232
Mosaic
4.875%, 11/15/2041	117	108
3.750%, 11/15/2021	98	95
Nucor
4.000%, 08/01/2023	54	53
Placer Dome
6.450%, 10/15/2035	281	255
Potash Corp of Saskatchewan
6.500%, 05/15/2019	250	292
4.875%, 03/30/2020	10	11
PPG Industries
9.000%, 05/01/2021	515	674
6.650%, 03/15/2018	645	755
Praxair
5.250%, 11/15/2014	205	217
5.200%, 03/15/2017	215	240
4.625%, 03/30/2015	196	208
4.375%, 03/31/2014	250	255
Rio Tinto Finance USA
9.000%, 05/01/2019	2,555	3,275
8.950%, 05/01/2014	265	279
6.500%, 07/15/2018 (C)	865	1,005
4.125%, 05/20/2021	770	776
3.750%, 09/20/2021	1,380	1,342
3.500%, 11/02/2020	77	75
2.250%, 12/14/2018	2,420	2,346
Rock Tenn
4.000%, 03/01/2023	580	556
3.500%, 03/01/2020	570	555
Southern Copper
5.250%, 11/08/2042	3,910	3,014
Stauffer Chemical
7.373%, 04/15/2018 (D) (G)	860	335
7.172%, 04/15/2017 (D) (G)	350	167
Union Carbide
7.750%, 10/01/2096	200	223
7.500%, 06/01/2025	200	234
Vale Overseas
8.250%, 01/17/2034	365	399
6.875%, 11/21/2036 (C)	2,958	2,864
4.375%, 01/11/2022	4,015	3,736
Xstrata Finance Canada (B)
5.800%, 11/15/2016 (B)	390	423
2.700%, 10/25/2017 (B)	1,900	1,839
2.050%, 10/23/2015 (B)	3,053	3,039

		57,372

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.3%
America Movil
5.625%, 11/15/2017	$1,450	$1,640
5.000%, 03/30/2020 (C)	740	785
3.125%, 07/16/2022	3,087	2,786
2.375%, 09/08/2016	1,368	1,387
AT&T
6.300%, 01/15/2038	5,355	5,968
5.800%, 02/15/2019	500	573
5.500%, 02/01/2018	1,885	2,140
5.350%, 09/01/2040	1,431	1,424
4.450%, 05/15/2021	440	466
4.350%, 06/15/2045 (C)	811	693
4.300%, 12/15/2042 (C)	2,620	2,251
3.875%, 08/15/2021	860	870
2.500%, 08/15/2015	2,170	2,236
1.600%, 02/15/2017	2,180	2,166
0.900%, 02/12/2016	184	183
0.800%, 12/01/2015	113	113
BellSouth Telecommunications
6.875%, 10/15/2031	8	9
6.300%, 12/15/2015	121	125
British Telecommunications
5.950%, 01/15/2018	1,511	1,724
CC Holdings GS V LLC
3.849%, 04/15/2023	245	227
Cellco Partnership
8.500%, 11/15/2018	340	430
Centel Capital
9.000%, 10/15/2019	325	388
CenturyLink
7.600%, 09/15/2039	360	324
6.450%, 06/15/2021 (C)	540	537
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	187
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	255
COX Communications
5.450%, 12/15/2014	323	340
Cox Enterprises
7.375%, 07/15/2027 (B)	170	193
Crown Castle Towers LLC
3.214%, 08/15/2015 (B)	290	297
Deutsche Telekom International Finance
5.750%, 03/23/2016	1,915	2,114
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	600	700
2.250%, 03/06/2017 (B)	3,130	3,157
DIRECTV Holdings
6.000%, 08/15/2040	3,000	2,863
4.600%, 02/15/2021	400	402
Discovery Communications LLC
4.375%, 06/15/2021	344	358
France Telecom
8.750%, 03/01/2031	370	501
2.750%, 09/14/2016	140	144
GTE
8.750%, 11/01/2021	600	784
6.840%, 04/15/2018	800	940

37	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Jackson Holdings
7.250%, 04/01/2019	$485	$520
News America
7.300%, 04/30/2028	500	590
6.650%, 11/15/2037	385	444
News America Holdings
8.875%, 04/26/2023	200	258
7.700%, 10/30/2025	200	243
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	196
Pearson Funding Four
3.750%, 05/08/2022 (B)	974	936
Qwest
6.750%, 12/01/2021	593	635
Rogers Communications
3.000%, 03/15/2023 (C)	1,060	960
Sprint Capital
8.750%, 03/15/2032	390	400
TCI Communications
8.750%, 08/01/2015	701	804
7.125%, 02/15/2028	400	501
Telecom Italia Capital
6.999%, 06/04/2018	500	541
6.175%, 06/18/2014	65	67
5.250%, 11/15/2013	370	373
Telefonica Chile
3.875%, 10/12/2022 (B) (C)	1,290	1,138
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	110
6.221%, 07/03/2017	690	755
5.877%, 07/15/2019	295	314
5.134%, 04/27/2020	1,370	1,384
4.570%, 04/27/2023	1,570	1,484
Time Warner Entertainment
8.375%, 03/15/2023	232	267
Verizon Communications
8.750%, 11/01/2018	126	161
7.750%, 12/01/2030	3,940	5,024
5.850%, 09/15/2035	150	158
5.500%, 02/15/2018	1,710	1,930
3.850%, 11/01/2042	1,935	1,554
2.450%, 11/01/2022 (C)	470	414
Verizon Communications, Ser 2006-
5.550%, 02/15/2016	138	152
Verizon New England
7.875%, 11/15/2029	500	599
Vodafone Group
5.450%, 06/10/2019	226	253
2.950%, 02/19/2023	4,050	3,694
1.625%, 03/20/2017	240	237
1.500%, 02/19/2018	2,420	2,328
0.900%, 02/19/2016	3,507	3,494
Windstream
8.125%, 09/01/2018	365	391
WPP Finance UK
8.000%, 09/15/2014	520	556

		76,545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.8%
AGL Capital
6.375%, 07/15/2016	$200	$226
5.875%, 03/15/2041	73	82
5.250%, 08/15/2019	170	192
4.400%, 06/01/2043	1,315	1,219
Alabama Power
6.125%, 05/15/2038	69	82
5.875%, 12/01/2022	275	319
5.800%, 11/15/2013	128	129
5.500%, 10/15/2017	810	919
Alabama Power Capital Trust V
3.374%, 10/01/2042 (A)	100	94
Ameren
8.875%, 05/15/2014	2,080	2,192
American Electric Power
1.650%, 12/15/2017	2,267	2,205
American Water Capital
6.085%, 10/15/2017	400	460
Appalachian Power
5.950%, 05/15/2033	200	212
4.600%, 03/30/2021	150	161
Arizona Public Service
5.050%, 09/01/2041	219	229
Arizona Public Services
4.500%, 04/01/2042	63	61
Atmos Energy
4.950%, 10/15/2014	260	272
Boston Gas
4.487%, 02/15/2042 (B)	140	133
CenterPoint Energy Resources
6.500%, 05/01/2018	271	321
6.125%, 11/01/2017	320	371
4.500%, 01/15/2021	246	266
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	369
CMS Energy
2.750%, 05/15/2014	1,250	1,269
Comision Federal de Electricidad
4.875%, 05/26/2021 (B) (C)	249	252
Commonwealth Edison
4.600%, 08/15/2043	1,190	1,180
Consolidated Edison of New York
6.650%, 04/01/2019	650	790
5.700%, 06/15/2040	154	178
Consumers Energy
6.700%, 09/15/2019	400	493
2.850%, 05/15/2022	56	54
Dominion Resources
8.875%, 01/15/2019	1,785	2,303
6.400%, 06/15/2018	460	543
5.250%, 08/01/2033	1,135	1,227
4.900%, 08/01/2041	48	48
1.950%, 08/15/2016	1,006	1,023
DPL
7.250%, 10/15/2021	8	8
DTE Electric
5.400%, 08/01/2014	50	52
2.650%, 06/15/2022	66	62

38	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duke Energy Carolinas LLC
6.000%, 01/15/2038	$48	$57
5.100%, 04/15/2018	385	435
4.300%, 06/15/2020	195	211
4.250%, 12/15/2041	120	113
3.900%, 06/15/2021	200	210
3.550%, 09/15/2021	722	720
1.625%, 08/15/2017	1,045	1,033
Duke Energy Florida
3.850%, 11/15/2042	4,160	3,658
Duke Energy Indiana
4.900%, 07/15/2043	905	933
3.750%, 07/15/2020	180	188
Duke Energy Progress
5.300%, 01/15/2019	400	458
5.125%, 09/15/2013	790	791
4.100%, 05/15/2042	370	341
3.000%, 09/15/2021	111	109
2.800%, 05/15/2022	121	115
Electricite de France
4.600%, 01/27/2020 (B)	690	743
Enel Finance International
5.125%, 10/07/2019 (B)	500	514
Entergy Louisiana LLC
6.500%, 09/01/2018	500	590
Exelon
5.625%, 06/15/2035	2,225	2,302
Exelon Generation
5.750%, 10/01/2041	86	85
4.000%, 10/01/2020	588	585
Exelon Generation LLC
6.200%, 10/01/2017	159	181
FirstEnergy
4.250%, 03/15/2023 (C)	2,040	1,853
2.750%, 03/15/2018	650	624
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	4,963
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	3,600	3,548
Florida Power & Light
5.950%, 10/01/2033	150	181
5.125%, 06/01/2041	197	215
Georgia Power
6.000%, 11/01/2013	57	57
Great Plains Energy
4.850%, 06/01/2021	27	29
Indiana Michigan Power
7.000%, 03/15/2019	170	203
Jersey Central Power & Light
7.350%, 02/01/2019	500	593
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	251	254
Kansas City Power & Light
5.300%, 10/01/2041	350	363
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,535
Massachusetts Electric
5.900%, 11/15/2039 (B)	210	241
Metropolitan Edison
3.500%, 03/15/2023 (B)	5,050	4,794

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MidAmerican Energy
5.300%, 03/15/2018	$750	$853
MidAmerican Energy Holdings
6.500%, 09/15/2037	3,200	3,799
6.125%, 04/01/2036	118	134
Mirant Mid Atlantic
10.060%, 12/30/2028	229	252
Nevada Power
7.125%, 03/15/2019	400	493
6.500%, 08/01/2018	290	346
5.450%, 05/15/2041	150	169
5.375%, 09/15/2040	45	50
NextEra Energy Capital Holdings
3.625%, 06/15/2023	545	518
Niagara Mohawk Power
4.881%, 08/15/2019 (B)	180	200
4.119%, 11/28/2042 (B)	405	359
Nisource Finance
6.800%, 01/15/2019 (C)	3,747	4,391
5.800%, 02/01/2042	471	489
Northern States Power
6.250%, 06/01/2036	350	436
5.350%, 11/01/2039	56	63
2.600%, 05/15/2023	305	283
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,564
4.550%, 12/01/2041	1,500	1,464
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,999
5.800%, 03/01/2037	750	829
5.400%, 01/15/2040	156	164
4.600%, 06/15/2043	730	695
4.500%, 12/15/2041	180	168
4.450%, 04/15/2042	2,443	2,255
3.250%, 09/15/2021	35	34
3.250%, 06/15/2023	1,090	1,036
PacifiCorp
6.250%, 10/15/2037	310	383
5.650%, 07/15/2018	600	698
5.500%, 01/15/2019	400	463
PG&E
5.750%, 04/01/2014	80	82
PPL Capital Funding
4.700%, 06/01/2043	890	807
4.200%, 06/15/2022	725	730
3.400%, 06/01/2023	935	876
PPL Electric Utilities
4.750%, 07/15/2043	380	392
PPL Energy Supply
4.600%, 12/15/2021	230	231
Progress Energy
6.000%, 12/01/2039	200	224
3.150%, 04/01/2022	749	716
PSEG Power LLC
5.500%, 12/01/2015	445	486
5.320%, 09/15/2016	126	139
5.125%, 04/15/2020	120	131
4.150%, 09/15/2021	72	73
2.750%, 09/15/2016	1,055	1,093

39	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service Electric & Gas
5.375%, 11/01/2039	$97	$108
3.650%, 09/01/2042	113	98
2.700%, 05/01/2015	135	139
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,578
Public Service of Oklahoma
5.150%, 12/01/2019	220	248
Sabine Pass LNG
7.500%, 11/30/2016	710	782
7.500%, 11/30/2016 (B)	230	242
San Diego Gas & Electric
6.000%, 06/01/2026	400	485
3.950%, 11/15/2041	41	38
Sempra Energy
9.800%, 02/15/2019	100	134
8.900%, 11/15/2013	400	406
6.500%, 06/01/2016	135	153
6.000%, 10/15/2039	170	190
2.875%, 10/01/2022	140	129
2.000%, 03/15/2014	234	236
Sierra Pacific Power
5.450%, 09/01/2013	500	500
Southern
4.150%, 05/15/2014	85	87
2.450%, 09/01/2018	1,537	1,539
1.950%, 09/01/2016	130	132
Southern California Edison
6.650%, 04/01/2029	200	244
5.750%, 03/15/2014	119	122
5.500%, 03/15/2040	170	196
4.650%, 04/01/2015	200	213
Southern Power
5.250%, 07/15/2043	760	769
5.150%, 09/15/2041	44	44
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (B)	655	709
Southwestern Electric Power
6.450%, 01/15/2019	672	781
3.550%, 02/15/2022	1,420	1,366
Southwestern Public Service
8.750%, 12/01/2018	300	386
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	1,487	1,882
Virginia Electric and Power
5.400%, 04/30/2018	695	798
4.650%, 08/15/2043	3,510	3,535
2.950%, 01/15/2022	1,470	1,440
Westar Energy
4.625%, 09/01/2043	860	867
Wisconsin Electric Power
3.650%, 12/15/2042	183	158
2.950%, 09/15/2021	14	14

		113,136

Total Corporate Obligations (Cost $1,552,183) ($ Thousands)		1,572,163

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.7%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	$449	$451
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	293	294
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	3,125	3,137
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	5,646	5,684
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/2015	14	14
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	6,948	7,020
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	796	799
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	3,008	3,011
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	—	—
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	8,076	8,074
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	3,215	3,191
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	3,399	3,334
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	2,325	2,343
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,960	1,973
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/2015	85	86
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016	526	528
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016	533	532
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	43	43
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	70	70

40	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	$239	$239
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	299	299
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	2,402	2,398
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	2,170	2,162
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	570	570
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	232	231
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	5,822	5,815
Avis Budget Rental Car Funding LLC, Ser 2010-5A, Cl A
3.150%, 03/20/2017	440	457
Avis Budget Rental Car Funding LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018	1,050	1,084
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019	900	878
Avis Budget Rental Car Funding, Ser 2012-3A, Cl A
2.100%, 03/20/2019	1,700	1,679
Bank of America Auto Trust, Ser 2010-2, Cl A4
1.940%, 06/15/2017	625	627
BMW Vehicle Lease Trust, Ser 2012-1, Cl A3
0.750%, 02/20/2015	342	342
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017	755	754
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	4,777	4,750
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	2,443	2,443
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,299
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.640%, 11/20/2015	250	250
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.080%, 11/21/2016	1,127	1,127
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.730%, 04/20/2018	1,502	1,498

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.290%, 09/15/2015	$145	$146
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.160%, 09/15/2016	530	538
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018	295	302
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019	305	314
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019	134	136
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019	816	824
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019	532	534
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020	348	348
Credit Acceptance Auto Loan Trust, Ser 2012-2A, Cl A
1.520%, 03/16/2020	605	606
DT Auto Owner Trust, Ser 2012-2A, Cl A
0.910%, 11/16/2015	123	123
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017	462	462
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018	421	423
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018	180	180
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A2
0.570%, 01/15/2015	790	790
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	573	573
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	840	840
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.654%, 01/15/2016 (A)	833	834
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	4,875	4,880
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	1,165	1,168
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/2016	700	740
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl A2
1.830%, 08/25/2019	1,300	1,263
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	—	—

41	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	$56	$56
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	1,352	1,352
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	193	193
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	41	41
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/2015	74	75
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/2015	365	369
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	288	291
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016	36	36
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	1,066	1,067
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016	1,095	1,103
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017	700	704
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A3
1.180%, 02/16/2015	506	506
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.540%, 10/15/2014	363	363
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	732	732
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017	400	404
Santander Drive Auto Receivables Trust, Ser 2011-2, Cl A3
1.290%, 02/16/2015	143	143
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017	65	66
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl D
3.350%, 06/15/2017	73	73
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	76	77
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A2
0.910%, 05/15/2015	61	61

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/2015	$133	$133
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
0.830%, 04/15/2015	733	733
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A3
1.080%, 04/15/2016	165	165
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	1,091	1,091
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	1,331	1,330
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	1,439	1,438
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	1,663	1,661
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	4,994	4,968
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	5,757	5,746
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016	77	77
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	415	418
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A2
0.570%, 10/15/2014	724	724
United Auto Credit Securitization Trust, Ser 2012-1, Cl A2
1.100%, 03/16/2015	198	198
Volkswagen Auto Lease Trust, Ser 2012- A, Cl A3
0.870%, 07/20/2015	687	689
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	1,638	1,637
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A2
0.710%, 01/15/2015	100	100
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	181	181

		114,511

Credit Cards — 0.7%
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.424%, 05/15/2020 (A)	5,451	5,436
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.604%, 02/16/2021 (A)	6,008	6,009

42	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Issuance Trust II, Ser 2013-1, Cl A
0.464%, 02/15/2019 (A)	$4,381	$4,354
Bank of America Credit Card Trust, Ser 2007-A6, Cl A6
0.244%, 09/15/2016 (A)	4,119	4,118
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.234%, 11/15/2019 (A)	5,920	5,862
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.773%, 09/15/2015 (A)	5,921	5,925
Chase Issuance Trust, Ser 2012-A1, Cl A1
0.284%, 05/16/2016 (A)	1,967	1,966
Chase Issuance Trust, Ser 2013-A3, Cl A3
0.464%, 04/15/2020 (A)	576	573
Discover Card Execution Note Trust, Ser 2013-A1, Cl A1
0.484%, 08/17/2020 (A)	1,768	1,755
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.734%, 01/17/2017 (A)	1,756	1,758
MBNA Credit Card Master Note Trust, Ser 2003-A10, Cl A10
0.444%, 03/15/2016 (A)	2,336	2,336
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	4,088	4,033

		44,125

Mortgage Related Securities — 1.0%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.539%, 06/25/2032	46	44
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A2D
0.550%, 09/25/2035 (A)	1,194	1,177
AFC Home Equity Loan Trust, Ser 2000- 1, Cl 2A
0.424%, 03/25/2030 (A)	1,825	1,085
Argent Securities, Ser 2004-W5, Cl AV2
1.224%, 04/25/2034 (A)	1,113	1,109
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	579	586
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.844%, 06/25/2035 (A)	55	54
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.159%, 12/15/2033 (A)	2,606	2,387
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.694%, 07/25/2035 (A)	977	961
Bear Stearns Asset-Backed Securities Trust, Ser 2003-2, Cl A3
1.684%, 03/25/2043 (A)	2,075	2,021
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.574%, 12/25/2035 (A)	4,488	4,353

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.554%, 08/25/2035 (A)	$4,603	$4,536
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE1, Cl 1A2
0.404%, 12/25/2035 (A)	9	9
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	96	95
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	61	61
Centex Home Equity, Ser 2006-A, Cl AV4
0.434%, 06/25/2036 (A)	75	66
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	3,598	3,659
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	990	897
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	996	999
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	1	1
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.004%, 09/15/2029 (A)	310	273
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.654%, 05/25/2039 (A)	549	512
GSAA Trust, Ser 2005-6, Cl A3
0.554%, 06/25/2035 (A)	3,527	3,196
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.294%, 07/25/2037 (A)	38	38
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.454%, 01/20/2035 (A)	3,049	3,011
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.674%, 01/20/2035 (A)	324	309
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.444%, 01/20/2035 (A)	71	70
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.344%, 01/20/2036 (A)	5,137	4,999
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A2
0.364%, 01/20/2036 (A)	61	59
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.334%, 03/20/2036 (A)	229	225
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A3V
0.334%, 03/20/2036 (A)	45	44
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.384%, 03/20/2036 (A)	181	177

43	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.384%, 11/20/2036 (A)	$517	$515
Kondaur Mortgage Asset Trust, Ser 2013-1, Cl A
4.458%, 08/25/2052	1,000	1,027
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.534%, 07/25/2034 (A)	430	425
MASTR Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.344%, 08/25/2036 (A)	1,105	489
MASTR Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.554%, 06/25/2035 (A)	3,818	3,760
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.554%, 09/25/2035 (A)	7,695	7,544
Oakwood Mortgage Investors, Ser 1998- B, Cl A4
6.350%, 03/15/2017	4	4
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	446	447
Residential Asset Securities, Ser 2005- KS9, Cl A3
0.554%, 10/25/2035 (A)	116	114
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	257	254
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A)	645	639
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032	132	129
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	211	214
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.534%, 04/25/2037 (A)	595	335
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.334%, 06/25/2037 (A)	128	66
Structured Asset Securities, Ser 2002- AL1, Cl A2
3.450%, 02/25/2032	241	240
Structured Asset Securities, Ser 2005- NC1, Cl A11
4.690%, 02/25/2035	934	928
Structured Asset Securities, Ser 2006- WF2, Cl A3
0.334%, 07/25/2036 (A)	447	436
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	706	711
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	4,977	5,073

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Home Equity Trust, Ser 2005-2, Cl AI1B
0.474%, 08/25/2035 (A)	$8	$8

		60,371

Other Asset-Backed Securities — 6.1%
Academic Loan Funding Trust, Ser 2012- 1A, Cl A1
0.984%, 12/27/2022 (A)	335	339
Access Group, Ser 2006-1, Cl A2
0.372%, 08/25/2023 (A)	2,675	2,620
Aircastle Aircraft Lease-Backed Trust, Ser 2007-1A, Cl G1
0.495%, 06/14/2037 (A)	3,318	2,998
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	6,698	6,735
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.984%, 09/15/2016 (A)	1,603	1,611
Ally Master Owner Trust, Ser 2012-1, Cl A1
0.984%, 02/15/2017 (A)	4,511	4,531
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.884%, 06/15/2017 (A)	2,903	2,913
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	4,175	4,099
Alm Loan Funding, Ser 2012-7A, Cl A1
1.686%, 10/19/2024 (A)	4,350	4,373
Ameriquest Mortgage Securities Asset- Backed Pass-Through, Ser 2005-R5, Cl M1
0.614%, 07/25/2035 (A)	308	302
Ameriquest Mortgage Securities, Ser 2005-R6, Cl A2
0.384%, 08/25/2035 (A)	18	17
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.864%, 01/25/2032 (A)	438	394
Apidos CDO II, Ser 2005-2A, Cl C
2.064%, 12/21/2018 (A)	1,750	1,669
Ascentium Equipment Receivables LLC, Ser 2012-1A, Cl A
1.830%, 09/15/2019	291	290
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A)	2,485	2,112
Bayview Opportunity Master Fund Trust, Ser 2012-4NPL, Cl A
3.475%, 07/28/2032 (A)	540	541
Bayview Opportunity Master Fund Trust, Ser 2013-8NPL, Cl A
3.228%, 03/28/2033 (A) (B)	1,019	1,017
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.584%, 08/25/2043 (A)	4,257	4,161
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.884%, 12/26/2035 (A)	4,773	4,774

44	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.283%, 12/26/2024 (A)	$1,183	$1,141
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.462%, 02/25/2035 (A)	4,835	4,795
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.062%, 02/25/2030 (A)	3,000	3,017
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.266%, 10/27/2036 (A)	3,520	3,460
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027	406	399
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.584%, 09/25/2035 (A)	3,627	3,562
Castle Trust, Ser 2003-1AW, Cl A1
0.934%, 05/15/2027 (A)	93	85
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	862	910
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	201	203
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	500	520
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	599	605
CIT Education Loan Trust, Ser 2007-1, Cl A
0.363%, 03/25/2042 (A)	3,698	3,430
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,149
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	49	49
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/2016	101	102
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/2016	213	216
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	244	244
CNH Equipment Trust, Ser 2012-C, Cl A2
0.440%, 02/16/2016	724	724
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	2,205	2,205
Concord Funding LLC, Ser 2012-2, Cl A
3.145%, 01/15/2017	1,350	1,350
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	529	532
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	14	15

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	$110	$113
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.844%, 04/25/2032 (A)	52	34
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.784%, 06/25/2033 (A)	115	111
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.654%, 02/25/2036 (A)	8,230	8,004
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.644%, 10/25/2035 (A)	160	160
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.519%, 10/25/2046 (A)	208	169
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.514%, 07/25/2036 (A)	334	235
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.084%, 10/25/2047 (A)	753	632
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.384%, 02/25/2037 (A)	829	525
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.634%, 03/25/2047 (A)	632	336
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.484%, 02/15/2034 (A)	535	452
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/2031	20	20
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	85	82
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.995%, 12/25/2036	561	365
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
3.995%, 12/25/2036	1,324	1,038
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.494%, 05/25/2046 (A)	10,323	7,653
Educational Funding of the South, Ser 2011-1, Cl A2
0.916%, 04/25/2035 (A)	3,580	3,559
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.540%, 03/25/2036 (A)	2,500	2,528
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.190%, 04/25/2033 (A)	4,600	4,511

45	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	$160	$161
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2004-FF7, Cl A5
1.184%, 09/25/2034 (A)	66	63
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2005-FF8, Cl A2D
0.564%, 09/25/2035 (A)	3,122	3,083
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	2,675	2,694
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	348	348
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	1,000	999
GE Equipment Midticket LLC, Ser 2012-1, Cl A4
0.780%, 09/22/2020	300	298
GE Equipment Transportation LLC, Ser 2012-2, Cl A2
0.470%, 04/24/2015	493	493
GE Seaco Finance, Ser 2005-1A, Cl A
0.434%, 11/17/2020 (A)	3,105	3,067
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	91	91
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A)	3,812	4,189
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A)	3,177	3,491
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.693%, 02/20/2032 (A)	841	749
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.692%, 03/13/2032 (A)	1,333	1,162
HLSS Servicer Advance Receivables- Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043	927	928
HLSS Servicer Advance Receivables- Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045	730	734
HLSS Servicer Advance Receivables- Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044	643	643
HLSS Servicer Advance Receivables- Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046	539	535
HLSS Servicer Advance Receivables- Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/2046	182	180
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.364%, 02/25/2036 (A)	1,563	1,423

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/2016	$109	$109
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/2018	285	288
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	313	313
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	581	578
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.314%, 11/25/2036 (A)	5,385	5,267
KeyCorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.526%, 10/25/2032 (A)	2,015	1,985
Latitude CLO II, Ser 2006-2A, Cl A2
0.603%, 12/15/2018 (A)	2,200	2,143
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	292	307
Lehman XS Trust, Ser 2005-6, Cl 1A3
0.444%, 11/25/2035 (A)	37	37
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.484%, 12/25/2035 (A)	1,843	758
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
0.979%, 02/25/2035 (A)	8,900	8,488
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015	2,000	1,999
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.434%, 03/25/2032 (A)	293	293
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2C
0.364%, 06/25/2037 (A)	104	60
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	3,131	3,344
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	482	506
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040	5,481	5,776
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045	337	334
Nationstar Agency Advance Funding Trust, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048	232	223
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.376%, 10/25/2033 (A)	5,802	5,550
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.373%, 03/23/2037 (A)	1,112	1,066
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.393%, 12/24/2035 (A)	4,000	3,878

46	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.352%, 11/23/2022 (A)	$4,929	$4,904
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.346%, 10/26/2026 (A)	6,082	6,059
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.272%, 11/27/2018 (A)	1,075	1,072
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.332%, 05/27/2025 (A)	3,615	3,474
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.623%, 03/25/2026 (A)	10,146	10,015
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.984%, 04/25/2046 (A)	1,276	1,288
Neptune Finance CCS, Ser 2008-1A, Cl A
0.881%, 04/20/2020 (A)	4,337	4,325
Newcastle Investment Trust, Ser 2011- MH1, Cl A
2.450%, 12/10/2033	135	137
NYMT Residential, Ser 2012-RP1A, Cl NOTE
4.250%, 12/25/2017 (A)	1,500	1,500
Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.522%, 08/25/2021 (A)	3,750	3,627
Origen Manufactured Housing, Ser 2002- A, Cl A1
0.424%, 05/15/2032 (A)	9	9
Park Place Securities, Ser 2004-MHQ1, Cl M1
1.234%, 12/25/2034 (A)	2,066	2,066
Park Place Securities, Ser 2004-WCW1, Cl M2
0.864%, 09/25/2034 (A)	754	742
Park Place Securities, Ser 2004-WCW2, Cl M1
0.804%, 10/25/2034 (A)	59	59
Park Place Securities, Ser 2004-WWF1, Cl M2
1.204%, 12/25/2034 (A)	3,954	3,945
Park Place Securities, Ser 2005-WCH1, Cl M2
0.704%, 01/25/2036 (A)	3,822	3,747
Park Place Securities, Ser 2005-WCW1, Cl A3D
0.524%, 09/25/2035 (A)	1,123	1,116
Pennsylvania Higher Education Assistance Agency, Ser 2005-1, Cl B1
2.400%, 04/25/2045 (A)	4,150	3,588
PennyMac Loan Trust, Ser 2012-NPL1, Cl A
3.422%, 05/28/2052 (A)	323	319
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	75	77

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.494%, 06/25/2047 (A)	$11,530	$5,239
Progreso Receivables Funding, Ser 2013- A, Cl A
4.000%, 07/09/2018	500	499
Race Point CLO, Ser 2012-7A, Cl A
1.686%, 11/08/2024 (A)	4,500	4,506
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	2
RAMP Trust, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	636	680
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	487	482
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/2049	19	19
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.524%, 10/25/2035 (A)	585	574
Residential Asset Mortgage Products, Ser 2005-RS8, Cl A2
0.474%, 10/25/2033 (A)	1,313	1,305
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.484%, 03/25/2036 (A)	1,083	1,011
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041	660	660
Resort Finance Timeshare, Ser 2012-1, Cl A1
6.250%, 08/06/2018	106	106
Resort Finance Timeshare, Ser 2012-2, Cl A
5.750%, 09/05/2018	370	370
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,801
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.664%, 05/15/2028 (A)	1,178	1,167
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.584%, 08/15/2025 (A)	2,567	2,586
SLM Student Loan Trust, Ser 2003-4, Cl A5A
1.023%, 03/15/2033 (A)	68	67
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.766%, 04/25/2024 (A)	9,764	9,764
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.366%, 04/25/2025 (A)	421	418
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.466%, 07/27/2026 (A)	1,858	1,887
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.366%, 01/25/2023 (A)	638	637
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.436%, 01/25/2041 (A)	4,250	3,686

47	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-5, Cl A5
0.376%, 01/25/2027 (A)	$2,830	$2,733
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.336%, 04/25/2022 (A)	174	174
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.426%, 01/25/2041 (A)	4,250	3,686
SLM Student Loan Trust, Ser 2007-2, Cl B
0.436%, 07/25/2025 (A)	1,291	1,114
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.816%, 10/25/2017 (A)	390	391
SLM Student Loan Trust, Ser 2010-1, Cl A
0.584%, 03/25/2025 (A)	471	470
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.384%, 10/25/2034 (A)	495	511
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.584%, 12/15/2023 (A)	1,233	1,238
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.934%, 05/26/2026 (A)	800	798
SLM Student Loan Trust, Ser 2012-6, Cl B
1.184%, 04/27/2043 (A)	2,045	1,832
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.284%, 12/15/2021 (A)	3,923	3,935
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.284%, 08/15/2023 (A)	1,209	1,215
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.934%, 10/16/2023 (A)	9,267	9,238
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.934%, 06/15/2045 (A)	5,352	5,433
SLM Student Loan Trust, Ser 2013-1, Cl B
1.984%, 11/25/2043 (A)	728	700
SLM Student Loan Trust, Ser 2013-2, Cl B
1.684%, 06/25/2043 (A)	373	352
SLM Student Loan Trust, Ser 2013-3, Cl B
1.684%, 09/25/2043 (A)	768	722
SLM Student Loan Trust, Ser 2013-4, Cl A
0.734%, 06/25/2027 (A)	3,355	3,355
SLM Student Loan Trust, Ser 2013-9, Cl A6
0.816%, 10/26/2026 (A)	5,706	5,004
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.784%, 08/15/2022 (A)	2,058	2,043

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-B, Cl A1
0.834%, 07/15/2022 (A)	$2,288	$2,278
SLM Student Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030	6,041	5,764
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.454%, 10/28/2028 (A)	1,536	1,529
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.464%, 04/28/2029 (A)	1,365	1,358
Sound Point CLO, Ser 2012-1A, Cl C
3.566%, 10/20/2023 (A)	1,750	1,741
South Carolina Student Loan, Ser A-2, Cl A2
0.381%, 12/01/2020 (A)	3,975	3,927
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021	2,800	2,774
SPST, Ser 2013-1, Cl A
1.690%, 02/25/2015	1,000	1,000
Stanwich Mortgage Loan Trust, Ser 2012- NPL4, Cl A
2.981%, 09/15/2042	836	837
Stanwich Mortgage Loan Trust, Ser 2012- NPL5, Cl A
2.981%, 10/18/2042	1,380	1,384
Stanwich Mortgage Loan Trust, Ser 2013- NPL1, Cl A
2.981%, 02/16/2043	1,023	1,025
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.589%, 06/25/2035 (A)	76	76
Structured Asset Securities, Ser 2005- WF2, Cl A3
0.484%, 05/25/2035 (A)	2,734	2,698
Structured Asset Securities, Ser 2005- WF3, Cl A2
0.414%, 07/25/2035 (A)	50	50
Structured Asset Securities, Ser 2005- WF4, Cl A4
0.544%, 11/25/2035 (A)	4,166	4,146
SunTrust Student Loan Trust, Ser 2006- 1A, Cl A3
0.384%, 01/30/2023 (A)	5,241	5,183
Symphony CLO, Ser 2012-9A, Cl C
3.518%, 04/16/2022 (A)	1,500	1,500
TAL Advantage LLC, Ser 2006-1A, Cl A
0.374%, 04/20/2021 (A)	1,847	1,819
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/2025	717	721
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026	445	452
Textainer Marine Containers, Ser 2005- 1A, Cl A
0.430%, 05/15/2020 (A)	1,295	1,282
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.584%, 10/15/2015 (A)	1,190	1,210

48	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027	$167	$180
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/2036	2,242	2,461
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041	3,755	3,937
Triton Container Finance, Ser 2006-1A, Cl NOTE
0.350%, 11/26/2021 (A)	2,535	2,486
Triton Container Finance, Ser 2007-1A, Cl NOTE
0.320%, 02/26/2019 (A)	938	929
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027	2,909	2,957
VOLT LLC, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017	527	527
VOLT LLC, Ser 2012-RP3A, Cl A
3.475%, 11/27/2017	122	122
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.274%, 04/25/2037 (A)	391	389
Westgate Resorts LLC, Ser 2012-1, Cl A
4.500%, 09/20/2025	550	560
Westgate Resorts LLC, Ser 2012-2A, Cl A
3.000%, 01/20/2025	707	710
Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025	504	504
Wind River CLO, Ser 2004-1A, Cl B1
1.373%, 12/19/2016 (A)	1,900	1,900

		374,264

Total Asset-Backed Securities (Cost $590,663) ($ Thousands)		593,271

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FAMC
2.375%, 07/22/2015	170	176
2.125%, 09/15/2015	175	181
FFCB
4.625%, 11/03/2014	150	157
1.500%, 11/16/2015	7,830	8,004
FHLB
5.500%, 07/15/2036	3,810	4,540
3.625%, 10/18/2013	1,400	1,406
2.500%, 05/26/2015 (H)	7,510	7,227
FHLMC
6.750%, 03/15/2031	2,570	3,487
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	10,213
9.700%, 04/05/2019	5,100	7,102
8.600%, 09/26/2019	5,655	7,655
0.000%, 11/30/2017 to 09/26/2019 (D)	43,365	39,322
FNMA
6.250%, 05/15/2029	3,730	4,784
6.000%, 04/01/2039	126	138
5.375%, 06/12/2017	250	287
4.243%, 08/10/2046	951	969

Description	Face Amount ($ Thousands)(1)		Market Value ($ Thousands)

4.210%, 08/10/2023		1,200	$1,224
3.745%, 06/01/2017 (D)		1,500	1,415
3.085%, 08/15/2046		4,109	4,217
2.972%, 08/10/2018		150	153
2.042%, 07/25/2029		784	785
0.345%, 10/09/2019 (D)		670	560
0.120%, 02/24/2014 (D)		1,090	1,090
0.000%, 09/25/2042 to 09/25/2043		7,265	5,090
FNMA, PO
0.000%, 05/15/2030		1,800	890
Residual Funding Corp. STRIPS
1.514%, 07/15/2020 (D)		13,965	11,789
Residual Funding Principal STRIPS
1.649%, 10/15/2020		2,500	2,087
Resolution Funding Corp. STRIPS
1.682%, 01/15/2021		1,029	849
1.485%, 10/15/2019 (D)		6,700	5,833
Tennessee Valley Authority
5.880%, 04/01/2036		1,550	1,838
5.250%, 09/15/2039		2,228	2,427
4.625%, 09/15/2060		2,761	2,605
3.875%, 02/15/2021		3,090	3,278
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (D)		1,000	610

Total U.S. Government Agency Obligations (Cost $137,896) ($ Thousands)			142,388

SOVEREIGN DEBT — 1.2%
African Development Bank
8.800%, 09/01/2019		700	930
Andina de Fomento
3.750%, 01/15/2016		564	588
FMS Wertmanagement AoeR
1.000%, 11/21/2017		1,660	1,624
Inter-American Development Bank MTN
3.875%, 10/28/2041		1,608	1,514
Israel Government AID Bond
5.500%, 09/18/2033 (C)		1,000	1,193
0.000%, 11/01/2024		1,000	665
Japan Bank for International Cooperation
3.375%, 07/31/2023		1,970	1,953
1.750%, 07/31/2018 (C)		3,455	3,414
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,861
Kommunalbanken
1.125%, 05/23/2018 (B)		7,510	7,233
Mexican Bonos
8.000%, 06/11/2020	MXN	85,590	7,137
6.500%, 06/09/2022	MXN	146,930	11,142
Province of Ontario Canada
2.950%, 02/05/2015		850	880
0.950%, 05/26/2015		3,100	3,120

49	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

Province of Quebec Canada
7.500%, 07/15/2023	260	$337
6.350%, 01/30/2026	270	333
2.625%, 02/13/2023	7,640	7,049
Slovakia Government International Bond
4.375%, 05/21/2022 (B)	4,520	4,497
Slovenia Government International Bond
5.850%, 05/10/2023 (B)	920	865
5.500%, 10/26/2022 (B)	1,191	1,099
4.750%, 05/10/2018 (B)	2,780	2,683
Spain Government International Bond MTN
4.000%, 03/06/2018 (B)	1,180	1,168
Svensk Exportkredit
1.750%, 10/20/2015	5,600	5,730
United Mexican States
6.050%, 01/11/2040	394	417
5.750%, 10/12/2110	4,798	4,306
5.625%, 01/15/2017	84	93
4.750%, 03/08/2044	1,098	957

Total Sovereign Debt (Cost $77,602) ($ Thousands)		74,788

MUNICIPAL BONDS — 0.9%
American Municipal Power, RB
7.499%, 02/15/2050	495	587
Arizona State University, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/2043	190	190
Build America Bonds, GO
7.350%, 07/01/2035	230	243
City of Houston, Ser A, GO
6.290%, 03/01/2032	4,750	5,342
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	208
City of New York, Ser B, GO
5.000%, 08/01/2022	190	216
City Public Service Board of San Antonio, RB
Callable 02/01/23 @ 100
5.000%, 02/01/2043	690	695
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,570	1,940
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,500	1,836
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,889	2,362
New Jersey State, Turnpike Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 01/01/2043	290	285
New Jersey, Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/2042	440	428

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/22 @ 100
5.000%, 06/15/2038	$410	$403
New York City, Water & Sewer System, Ser BB, RB
Callable 12/15/22 @ 100
5.000%, 06/15/2047	200	200
New York City, Water & Sewer System, Ser EE, RB
Callable 06/15/23 @ 100
5.000%, 06/15/2047	200	200
New York, Liberty Development, RB
Callable 12/15/21 @ 100
5.000%, 12/15/2041	360	360
New York State, Dormitory Authority, RB
5.600%, 03/15/2040	280	303
North East Independent School District, GO, PSF-GTD
Callable 08/01/23 @ 100
5.000%, 08/01/2043	310	319
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,734	2,075
Northeast Ohio, Regional Sewer District, RB
Callable 05/15/23 @ 100
5.000%, 11/15/2043	400	405
Northstar, Education Finance, RB
1.017%, 01/29/2046 (A)	50	47
Ohio State Turnpike Commission, RB
Callable 02/15/23 @ 100
5.000%, 02/15/2048	840	817
Ohio State, Turnpike Commission, Ser A, RB
Callable 02/15/23 @ 100
5.000%, 02/15/2048	360	360
Ohio State, University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,209	1,041
Pennsylvania, Turnpike Commission, Ser C, RB
Callable 12/01/23 @ 100
5.000%, 12/01/2043	310	300
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	490	527
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,580	2,184
Private Colleges & Universities Authority, Ser A, RB
Callable 10/01/23 @ 100
5.000%, 10/01/2043	410	419
State of California, Build America Project, GO
7.600%, 11/01/2040	1,310	1,717
7.300%, 10/01/2039	2,620	3,274
6.650%, 03/01/2022	6,100	7,204
6.200%, 10/01/2019	80	93
State of California, GO
Callable 04/01/22 @ 100
5.000%, 04/01/2042	530	524

50	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Connecticut, Ser C, GO
Callable 07/15/23 @ 100
5.000%, 07/15/2024	$250	$281
State of Illinois, Build America Project, GO
6.200%, 07/01/2021	1,500	1,615
State of Illinois, GO
5.877%, 03/01/2019	750	805
5.665%, 03/01/2018	5,162	5,509
5.365%, 03/01/2017	945	998
5.100%, 06/01/2033	4,600	4,036
4.950%, 06/01/2023	562	551
4.350%, 06/01/2018	60	62
State of Maryland, Ser A, GO
Callable 08/01/21 @ 100
5.000%, 08/01/2023	430	493
State of Texas, Build America Project, GO
5.517%, 04/01/2039	1,250	1,402
Utah, Transit Authority, RB
Callable 06/15/22 @ 100
5.000%, 06/15/2042	740	729
Virginia, Housing Development Authority, Ser C, RB
Callable 10/25/13 @ 100
6.000%, 06/25/2034	333	322

Total Municipal Bonds (Cost $51,273) ($ Thousands)		53,907

U.S. TREASURY OBLIGATIONS — 21.8%
U.S. Treasury Bills
0.078%, 11/14/2013 (C) (D)	8,900	8,900
0.037%, 12/05/2013 (D)	280	280
U.S. Treasury Bonds
8.750%, 08/15/2020	6,550	9,372
8.500%, 02/15/2020	1,000	1,396
7.625%, 02/15/2025	21,635	31,689
6.750%, 08/15/2026	250	349
6.625%, 02/15/2027	300	417
6.500%, 11/15/2026	100	137
6.375%, 08/15/2027	200	273
6.250%, 05/15/2030	400	552
6.125%, 11/15/2027	250	335
6.125%, 08/15/2029	100	135
6.000%, 02/15/2026	100	131
5.500%, 08/15/2028	200	254
5.375%, 02/15/2031	1,300	1,647
5.000%, 05/15/2037	900	1,112
4.500%, 02/15/2036	2,250	2,598
4.500%, 05/15/2038	450	519
4.375%, 02/15/2038	600	680
3.625%, 08/15/2043 (C)	18,592	18,419
3.561%, 08/15/2031	1,000	516
3.500%, 02/15/2039	4,000	3,927
3.125%, 11/15/2041	25,740	23,271
3.125%, 02/15/2042	76,135	68,724
3.125%, 02/15/2043 (C)	7,076	6,356
3.000%, 05/15/2042	11,115	9,764
2.875%, 05/15/2043 (C)	36,896	31,408
2.865%, 11/15/2034	1,850	833
2.820%, 05/15/2035	1,350	596

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.750%, 08/15/2042 (C)	$83,527	$69,406
2.750%, 11/15/2042 (C)	38,870	32,250
2.625%, 11/15/2020	3,000	3,078
1.449%, 05/15/2018 (D)	4,000	3,719
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	519	606
2.125%, 02/15/2041	12,017	14,061
2.000%, 07/15/2014	36,228	37,267
1.625%, 01/15/2015	283	247
1.250%, 04/15/2014	21,019	21,260
0.750%, 02/15/2042	5,673	4,775
0.500%, 04/15/2015	30,697	31,424
0.125%, 04/15/2017	41,683	42,718
0.125%, 04/15/2018 (C)	12,765	13,221
U.S. Treasury Notes
4.750%, 02/15/2037	1,800	2,152
4.500%, 05/15/2017	4,000	4,493
3.625%, 02/15/2021	600	656
3.500%, 02/15/2018	8,435	9,199
3.125%, 09/30/2013	1,720	1,724
3.125%, 04/30/2017	24,303	26,078
3.125%, 05/15/2019	279	299
3.125%, 05/15/2021	2,150	2,267
2.750%, 10/31/2013	41,475	41,650
2.625%, 08/15/2020	4,100	4,221
2.500%, 08/15/2023	8,567	8,382
2.250%, 01/31/2015	610	627
2.125%, 08/31/2020	17,715	17,617
2.125%, 08/15/2021	2,100	2,053
2.000%, 07/31/2020	3,069	3,032
2.000%, 02/15/2023	53,075	49,907
1.875%, 06/30/2020 (C)	29,340	28,797
1.750%, 05/31/2016	2,405	2,475
1.750%, 10/31/2018	900	904
1.750%, 05/15/2023 (C)	17,753	16,236
1.500%, 12/31/2013	17,180	17,260
1.500%, 08/31/2018	68,722	68,389
1.375%, 06/30/2018 (C)	131,835	130,743
1.375%, 07/31/2018 (C)	14,358	14,221
1.375%, 09/30/2018	390	385
1.250%, 10/31/2015	1,650	1,678
1.000%, 11/30/2019	800	752
0.750%, 06/30/2017 (C)	39,000	38,375
0.750%, 12/31/2017	16,490	16,051
0.750%, 02/28/2018	10,682	10,363
0.625%, 08/15/2016 (C)	76,148	75,856
0.625%, 08/31/2017	1,259	1,228
0.375%, 06/30/2015	29,635	29,647
0.375%, 08/31/2015	48,259	48,248
0.375%, 11/15/2015	3,625	3,618
0.250%, 05/15/2015	18,230	18,206
0.250%, 07/15/2015	330	329
U.S. Treasury STRIPS (D)
5.591%, 02/15/2031	2,100	1,107
5.318%, 05/15/2036	300	127
5.280%, 02/15/2024	75	55
5.245%, 05/15/2029	100	57
4.945%, 08/15/2030	1,550	836
4.941%, 05/15/2028	300	179
4.917%, 05/15/2026	500	328

51	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.896%, 05/15/2034	$500	$230
4.738%, 11/15/2030	2,450	1,307
4.730%, 05/15/2027	2,570	1,606
4.626%, 11/15/2029	1,450	808
4.536%, 08/15/2024	200	142
4.520%, 05/15/2024	800	577
4.474%, 05/15/2019	2,450	2,199
4.357%, 11/15/2024	450	316
4.184%, 08/15/2033	1,150	546
4.179%, 11/15/2031	500	255
4.073%, 08/15/2027	3,490	2,156
4.012%, 08/15/2028	1,500	885
3.976%, 05/15/2030	1,300	709
3.957%, 02/15/2017	19,420	18,739
3.831%, 11/15/2033	1,750	822
3.801%, 11/15/2026	1,150	736
3.780%, 08/15/2017	3,000	2,855
3.713%, 05/15/2033	2,950	1,415
3.712%, 08/15/2018	800	738
3.632%, 11/15/2017	6,150	5,812
3.542%, 02/15/2028	2,473	1,493
3.538%, 02/15/2027	6,800	4,301
3.517%, 02/15/2034	1,350	627
3.365%, 11/15/2032	2,700	1,322
3.341%, 02/15/2026	700	464
3.338%, 11/15/2020	1,830	1,547
3.322%, 02/15/2022	1,100	879
3.295%, 08/15/2021	4,000	3,268
3.269%, 08/15/2034	300	137
3.268%, 02/15/2032	1,350	682
3.262%, 08/15/2020 (C)	13,150	11,237
3.186%, 05/15/2020	16,370	14,134
3.185%, 02/15/2016	250	246
3.176%, 05/15/2031	1,930	1,007
3.170%, 08/15/2016	5,100	4,982
3.029%, 02/15/2035	2,100	936
3.021%, 02/15/2018	1,850	1,734
2.890%, 08/15/2026	328	212
2.851%, 05/15/2032	2,000	1,000
2.841%, 11/15/2021	2,650	2,140
2.772%, 11/15/2027	19,520	11,990
2.721%, 02/15/2015	200	199
2.693%, 08/15/2029	2,400	1,353
2.659%, 11/15/2028	800	467
2.453%, 05/15/2023	450	340
2.115%, 02/15/2030	2,450	1,351
1.774%, 05/15/2021	12,450	10,283
1.684%, 02/15/2021	14,120	11,797
1.305%, 02/15/2020	1,000	872
1.024%, 11/15/2016	1,910	1,854
0.732%, 02/15/2029	1,800	1,037
0.628%, 05/15/2016	1,000	982

Total U.S. Treasury Obligations (Cost $1,377,910) ($ Thousands)		1,337,155

FOREIGN BONDS — 0.1%
BBVA US Senior SAU
3.250%, 05/16/2014	2,680	2,703
Baidu
3.250, 08/16/2018	1,560	1,541

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

CNOOC Finance
3.000%, 05/09/2023	$1,033	$918
HSBC Holdings
5.100%, 04/05/2021	201	220
ING Bank
2.000%, 09/25/2015	200	202
Telecom Italia
7.175%, 06/18/2019	70	76
Telefonica Emisiones SAU
5.462%, 02/16/2021	69	71
Vale
5.625%, 09/11/2042	1,108	925

Total Foreign Bonds (Cost $6,860) ($ Thousands)		6,656

AFFILIATED PARTNERSHIP — 4.6%
SEI Liquidity Fund, L.P.
0.080% ** † (J)	284,668,048	284,668

Total Affiliated Partnership (Cost $284,668) ($ Thousands)		284,668

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	209,407,889	209,408

Total Cash Equivalent (Cost $209,408) ($ Thousands)		209,408

Total Investments — 112.1% (Cost $6,888,371) ($ Thousands) ††		$6,885,076

	Number of Contracts

PURCHASED SWAPTION †† — 0.0%
April 2018, 3-Month Libor Put, Expires: 03/15/2018, Strike Rate: 4.50% *	11,750	$1,139
April 2018, 3-Month Libor Put, Expires: 03/15/2018, Strike Rate: 4.50% *	11,750	1,259

Total Purchased Swaption (Premiums Received $1,746) ($ Thousands)		2,398

WRITTEN OPTIONS †† — 0.0%
November 2020, U.S. CPI Urban Consumers NSA Call, Expires: 11/23/2020 *	(7,020,000)	(6)
October 2013, U.S. 10 Year Future Option Put Expires: 09/20/2013 Strike Price $121 *	(124)	(19)
October 2013, U.S. 10 Year Future Option Put Expires: 09/20/2013 Strike Price $122 *	(104)	(31)
October 2013, U.S. Bond Future Option Call Expires: 09/23/2013	(451)	(190)
October 2013, U.S. Bond Future Option Put Expires: 09/23/2013 *	(493)	(92)

Total Written Options (Premiums Received $552)($ Thousands)		$(338)

52	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
3-Month Euro EURIBOR	197	Jun-2015	$(46)
U.S. 10-Year Treasury Note	(4)	Dec-2013	(1)
U.S. 10-Year Treasury Note	171	Dec-2013	21
U.S. 2-Year Treasury Note	(1,011)	Jan-2014	(75)
U.S. 5-Year Treasury Note	462	Dec-2013	4
U.S. 5-Year Treasury Note	(747)	Dec-2013	(424)
U.S. 5-Year Treasury Note	59	Oct-2013	(5)
U.S. Long Treasury Bond	263	Dec-2013	198
U.S. Long Treasury Bond	(338)	Dec-2013	(506)
U.S. Ultra Long Treasury Bond	(312)	Dec-2013	(938)

			$(1,772)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/15/13	EUR	21,741	USD	28,894	$221
11/15/13	JPY	2,041,344	USD	20,760	(57)
11/15/13	USD	2,008	EUR	1,511	(16)

					$148

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(9,819)	9,782	$(37)
Citigroup	(13,006)	12,972	(36)
JPMorgan Chase Bank	(28,673)	28,894	2231

			$148

For the period ended August 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at August 31, 2013 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	2.48%	3 Month LIBOR	11/15/2027	$4,105	$331
Barclays Bank PLC	2.42%	3 Month LIBOR	11/15/2027	4,110	366
Barclays Bank PLC	3.49%	3-Month LIBOR	03/15/2046	8,250	919
Barclays Bank PLC	3-Month LIBOR	3.15%	03/15/2026	18,410	(1,272)
Citigroup	2.71%	3-Month LIBOR	08/15/2042	8,210	1,499
Deutsche Bank	REF: IOS.FN30.450.10 INDEX	1 Month USD LIBOR	01/12/2041	5,424	92
Goldman Sachs	3.13%	3-Month LIBOR	04/09/2046	8,270	1,460
Goldman Sachs	3-Month LIBOR	2.80%	04/09/2026	18,340	(1,818)
Morgan Stanley	REF: IOS.FN30.500.10 INDEX	1 Month USD LIBOR	01/12/2041	3,058	56

					$1,633

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
BNP Paribas	Itrx Eur Snr Fin 06//18	BUY	(1.00)	06/20/18	$5,900	$(61)
Deutsche Bank	Metlife, Inc.	SELL	1.00	06/20/18	(3,560)	118

						$57

For the period ended August 31, 2013, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

53	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Percentages are based on a Net Assets of $6,143,939 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	For the period ended August 31, 2013, the total amount of open purchased swaptions and written options, as presented in the Schedule of Investments are representative of the volume of activity for these derivative types during the period.

(1)	In U.S. Dollar unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $277,934 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Securities considered illiquid. The total value of such securities as of August 31, 2013 was $1 ($ Thousands) and represented 0.00% of Net Assets.

(F)	Security in default on interest payments.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2013 was $502 ($ Thousands) and represented 0.01% of Net Assets.

(H)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2013. The coupon on a step bond changes on a specified date.

(I)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2013 was $284,668 ($ Thousands).

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $6,605,449 ($ Thousands), and the unrealized appreciation and depreciation were $166,984 ($ Thousands) and $(170,279) ($ Thousands), respectively.

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FAMC — Federal Agricultural Mortgage Corporation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

NCUA — National Credit Union Association

NY — New York

PLC — Public Limited Company

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$2,610,672	$—	$2,610,672
Corporate Obligations	—	1,571,413	750	1,572,163
Asset-Backed Securities	—	593,271	—	593,271
U.S. Government Agency Obligations	—	142,388	—	142,388
Sovereign Debt	—	74,788	—	74,788
Municipal Bonds	—	53,907	—	53,907
Foreign Bonds	—	6,656	—	6,656
Affiliated Partnership	284,668	—	—	284,668
Cash Equivalent	209,408	—	—	209,408
U.S. Treasury Obligations	—	1,337,155	—	1,337,155

Total Investments in Securities	$494,076	$6,390,250	$750	$6,885,076

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	—	2,398	—	2,398
Written Options	—	(338)	—	(338)
Futures*
Unrealized Appreciation	223	—	—	223
Unrealized Depreciation	(1,995)	—	—	(1,995)
Forwards*
Unrealized Appreciation	—	221	—	221
Unrealized Depreciation	—	(73)	—	(73)
Interest Rate Swaps*
Unrealized Appreciation	—	4,723	—	4,723
Unrealized Depreciation	—	(3,090)	—	(3,090)
Credit Default Swaps*
Unrealized Appreciation	—	118	—	118
Unrealized Depreciation	—	(61)	—	(61)

Total Other Financial Instruments	$(1,772)	$3,898	$—	$2,126

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) of the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

54	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2013

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2013, the Fund is the seller (“providing protection”) on a total notional amount of $3.6 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$ (268)	—	—	—	$(268)
Maximum potential amount of future payments	(3,560,000)	—	—	—	(3,560,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 4000	—	—	—	$3,560,000	—	$3,560,000
Greater than 4000	—	—	—	—	—	—

Total	—	—	—	$3,560,000	—	$3,560,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

55	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 73.7%

Consumer Discretionary — 15.8%
Academy
9.250%, 08/01/2019 (A)	$715	$795
Adelphia Communications (escrow security) (B)
10.250%, 06/15/2011	125	1
7.875%, 01/15/2009	250	2
7.750%, 05/01/2009	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/2004 (B)	25	—
Affinity Gaming LLC
9.000%, 05/15/2018	1,925	2,031
Algeco Scotsman Global Finance (A)
10.750%, 10/15/2019	2,443	2,345
8.500%, 10/15/2018	1,365	1,426
Allison Transmission
7.125%, 05/15/2019 (A)	1,956	2,059
AMC Entertainment
9.750%, 12/01/2020	1,255	1,434
8.750%, 06/01/2019	680	731
AMC Networks
4.750%, 12/15/2022	815	764
American Axle & Manufacturing
7.750%, 11/15/2019	1,465	1,611
6.250%, 03/15/2021	385	392
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,410	1,368
American Standard Americas
10.750%, 01/15/2016 (A)	1,710	1,802
American Tire Distributors
9.750%, 06/01/2017	620	653
AmeriGas Finance LLC
7.000%, 05/20/2022	7,591	8,009
Avis Budget Car Rental LLC
8.250%, 01/15/2019	1,905	2,072
Beazer Homes USA
7.250%, 02/01/2023	430	434
Belo
7.750%, 06/01/2027	2,025	2,136
Bon-Ton Department Stores
8.000%, 06/15/2021 (A)	1,520	1,471
Brookfield Residential Properties
6.125%, 07/01/2022 (A)	350	346
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	5,580	6,222
Burlington Holdings LLC
9.000%, 02/15/2018 (A)	2,185	2,234
Cablevision Systems
8.625%, 09/15/2017	300	341
7.750%, 04/15/2018	900	988
Caesars Entertainment Operating
11.250%, 06/01/2017	1,645	1,694
10.000%, 12/15/2018	788	465
9.000%, 02/15/2020	1,820	1,747
8.500%, 02/15/2020	2,520	2,407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carlson Wagonlit
6.875%, 06/15/2019 (A)	$1,365	$1,385
Carmike Cinemas
7.375%, 05/15/2019	950	1,024
CCO Holdings LLC
7.375%, 06/01/2020	1,335	1,428
7.000%, 01/15/2019	1,205	1,274
6.500%, 04/30/2021	4,030	4,080
5.250%, 03/15/2021 (A)	400	381
5.250%, 09/30/2022	1,485	1,355
CDR DB Sub
7.750%, 10/15/2020 (A)	1,930	1,944
Cedar Fair
5.250%, 03/15/2021 (A)	1,000	955
Chassix
9.250%, 08/01/2018 (A)	835	870
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	650	695
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	4,555	4,544
Chrysler Group LLC
8.250%, 06/15/2021	4,320	4,741
8.000%, 06/15/2019	945	1,027
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A) (B)	1,860	1,079
Cinemark USA
7.375%, 06/15/2021	640	690
5.125%, 12/15/2022	1,800	1,683
4.875%, 06/01/2023	435	400
Claire’s Stores
9.000%, 03/15/2019 (A)	1,640	1,827
8.875%, 03/15/2019	785	844
7.750%, 06/01/2020 (A)	165	164
Clear Channel Communications
9.000%, 12/15/2019	581	559
9.000%, 03/01/2021	1,030	978
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	2,635	2,642
7.625%, 03/15/2020	255	253
6.500%, 11/15/2022	2,740	2,740
6.500%, 11/15/2022	1,015	1,007
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,008
Continental Airlines, Pass- Through Trust, Ser 2007-1, Cl C
7.339%, 04/19/2014	585	591
Continental Rubber of America
4.500%, 09/15/2019 (A)	1,750	1,768
CSC Holdings LLC
6.750%, 11/15/2021	2,065	2,173
CST Brands
5.000%, 05/01/2023 (A)	350	332
Dana Holdings
6.750%, 02/15/2021	1,304	1,384
6.500%, 02/15/2019	795	845
6.000%, 09/15/2023	170	166
5.375%, 09/15/2021	1,085	1,066

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dave & Buster’s
11.000%, 06/01/2018	$1,390	$1,541
Dave & Buster’s Entertainment
14.860%, 02/15/2016 (A)	9,645	7,644
Dex Media PIK
14.000%, 01/29/2017	1,301	872
Diamond Resorts
12.000%, 08/15/2018	1,350	1,498
DISH DBS
7.875%, 09/01/2019	3,385	3,817
6.750%, 06/01/2021	1,225	1,277
5.875%, 07/15/2022	1,065	1,044
5.125%, 05/01/2020 (A)	465	450
4.250%, 04/01/2018 (A)	2,000	1,970
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	70	72
Easton-Bell Sports
9.750%, 12/01/2016	1,675	1,780
Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	5,460	5,405
Empire Today LLC
11.375%, 02/01/2017 (A)	1,941	1,446
Expedia
5.950%, 08/15/2020	1,000	1,040
Ferrellgas
6.500%, 05/01/2021	2,650	2,650
Fifth & Pacific
10.500%, 04/15/2019	3,735	4,076
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B)	3,500	2
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,260	2,213
Gibson Brands
8.875%, 08/01/2018 (A)	375	384
Goodyear Tire & Rubber
8.750%, 08/15/2020	185	212
8.250%, 08/15/2020	1,260	1,389
6.500%, 03/01/2021	2,345	2,380
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	4,200	4,641
GRD Holdings III
10.750%, 06/01/2019 (A)	3,475	3,701
Greektown Superholdings
13.000%, 07/01/2015	1,850	1,942
13.000%, 07/01/2015	3,390	3,559
GWR Operating Partnership LLP
10.875%, 04/01/2017	870	968
Gymboree
9.125%, 12/01/2018	910	860
Hanesbrands
8.000%, 12/15/2016	155	164
6.375%, 12/15/2020	1,412	1,525
HD Supply
11.500%, 07/15/2020	2,130	2,524
11.000%, 04/15/2020	615	735
8.125%, 04/15/2019	1,210	1,346
7.500%, 07/15/2020 (A)	3,925	4,102
Hillman Group
10.875%, 06/01/2018	3,265	3,534

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Icahn Enterprises
6.000%, 08/01/2020 (A)	$1,700	$1,691
INTCOMEX
13.250%, 12/15/2014	4,358	4,249
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,705	1,739
Isle of Capri Casinos
5.875%, 03/15/2021	1,070	990
J Crew Group
8.125%, 03/01/2019	1,115	1,174
Jaguar Land Rover Automotive (A)
8.125%, 05/15/2021	1,440	1,600
5.625%, 02/01/2023	380	366
Jarden
7.500%, 05/01/2017	320	356
7.500%, 01/15/2020	605	647
JC Penney
7.950%, 04/01/2017	160	139
6.375%, 10/15/2036	710	490
5.750%, 02/15/2018	365	286
L Brands
6.625%, 04/01/2021	1,040	1,105
5.625%, 02/15/2022	1,285	1,295
Landry’s
9.375%, 05/01/2020 (A)	1,745	1,861
Libbey Glass
6.875%, 05/15/2020	567	606
Liberty Interactive LLC
8.250%, 02/01/2030	3,980	4,199
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,880	1,955
LKQ
4.750%, 05/15/2023 (A)	1,570	1,444
Logan’s Roadhouse
10.750%, 10/15/2017	4,780	4,404
M/I Homes
8.625%, 11/15/2018	1,485	1,585
Marina District Finance
9.875%, 08/15/2018	1,620	1,746
McClatchy
9.000%, 12/15/2022 (A)	2,805	2,959
MDC Partners
6.750%, 04/01/2020 (A)	6,010	6,085
MGM Resorts International
11.375%, 03/01/2018	2,000	2,500
8.625%, 02/01/2019	2,845	3,194
7.750%, 03/15/2022	415	441
6.750%, 10/01/2020	2,000	2,040
6.625%, 12/15/2021	1,590	1,614
Michaels FinCo Holdings LLC
7.500%, 08/01/2018 (A)	3,860	3,860
Michaels Stores
11.375%, 11/01/2016	323	334
11.375%, 11/01/2016	14	14
7.750%, 11/01/2018	1,570	1,690
MISA Investments
8.625%, 08/15/2018 (A)	1,055	1,056
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,280	2,320

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MTR Gaming Group
11.500%, 08/01/2019	$5,375	$5,670
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (A)	1,222	1,324
New Academy Finance LLC PIK
8.000%, 06/15/2018 (A)	1,300	1,336
New Albertsons
8.000%, 05/01/2031	5,340	4,245
7.750%, 06/15/2026	135	104
7.450%, 08/01/2029	165	126
New Look Bondco I
8.375%, 05/14/2018 (A)	1,450	1,436
Nexstar Broadcasting
6.875%, 11/15/2020 (A)	1,665	1,682
Nexstar/Mission Broadcast
8.875%, 04/15/2017	940	1,013
Party City Holdings
8.875%, 08/01/2020 (A)	2,985	3,198
PC Nextco Holdings LLC
8.750%, 08/15/2019 (A)	350	346
Peninsula Gaming LLC
8.375%, 02/15/2018 (A)	2,750	2,956
Petco Animal Supplies
9.250%, 12/01/2018 (A)	985	1,061
Pinnacle Entertainment
7.750%, 04/01/2022	665	690
7.500%, 04/15/2021	1,375	1,471
Playa Resorts Holding
8.000%, 08/15/2020 (A)	2,140	2,183
PNK Finance
6.375%, 08/01/2021 (A)	915	913
Quebecor Media Escrow (B)
0.000%, 11/15/2013	1,800	18
0.000%, 03/15/2016	2,175	22
Quiksilver
7.875%, 08/01/2018 (A)	1,690	1,743
Radio Systems
8.375%, 11/01/2019 (A)	760	823
Royal Caribbean Cruises
5.250%, 11/15/2022	1,000	974
RSI Home Products
6.875%, 03/01/2018 (A)	215	223
Sabre
8.500%, 05/15/2019 (A)	3,170	3,416
Sally Holdings LLC
6.875%, 11/15/2019	2,488	2,712
5.750%, 06/01/2022	570	571
Schaeffler Finance (A)
8.500%, 02/15/2019	250	278
4.750%, 05/15/2021	625	588
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	250	241
Seminole Indian Tribe of Florida (A)
7.750%, 10/01/2017	2,650	2,816
6.535%, 10/01/2020	1,450	1,537
Seneca Gaming
8.250%, 12/01/2018 (A)	4,840	5,179
Serta Simmons Holdings LLC
8.125%, 10/01/2020 (A)	2,905	3,058

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Service International
7.625%, 10/01/2018	$450	$511
7.500%, 04/01/2027	785	848
7.000%, 05/15/2019	620	663
5.375%, 01/15/2022 (A)	990	962
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019	1,620	1,758
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	1,745	1,736
Sinclair Television Group
6.125%, 10/01/2022	375	370
5.375%, 04/01/2021	3,650	3,458
Sirius XM Radio (A)
5.750%, 08/01/2021	1,125	1,103
4.625%, 05/15/2023	1,175	1,037
4.250%, 05/15/2020	1,590	1,455
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,850	3,638
Sonic Automotive
5.000%, 05/15/2023	380	352
Spencer Spirit Holdings
9.000%, 05/01/2018 (A)	1,120	1,089
Stanadyne Holdings
12.000%, 02/15/2015 (C)	1,500	915
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,580	1,509
Stewart Enterprises
6.500%, 04/15/2019	575	612
Suburban Propane Partners
7.500%, 10/01/2018	1,672	1,793
7.375%, 03/15/2020	500	530
Tempur-Pedic International
6.875%, 12/15/2020 (A)	1,610	1,680
Toll Brothers Finance
4.375%, 04/15/2023	1,005	920
Toys R Us
10.375%, 08/15/2017	2,190	2,149
Travelport LLC
11.875%, 09/01/2016	1,535	1,504
Travelport LLC PIK
13.875%, 03/01/2016 (A)	1,308	1,367
TRW Automotive
4.500%, 03/01/2021 (A)	1,010	972
UAL 1995, Pass-Through Trust A, Ser 95A1
9.020%, 04/19/2012 (B) (F)	411	107
UCI International
8.625%, 02/15/2019	1,185	1,215
Vail Resorts
6.500%, 05/01/2019	1,340	1,420
Visteon
6.750%, 04/15/2019	1,039	1,101
William Carter
5.250%, 08/15/2021 (A)	590	593
WMG Acquisition
11.500%, 10/01/2018	2,990	3,446
6.000%, 01/15/2021 (A)	1,238	1,269
Wok Acquisition
10.250%, 06/30/2020 (A)	3,740	4,151

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wolverine World Wide
6.125%, 10/15/2020 (A)	$115	$119
Woodside Homes LLC
6.750%, 12/15/2021 (A)	715	711
Wynn Las Vegas LLC
7.750%, 08/15/2020	3,050	3,408

		337,104

Consumer Staples — 8.6%
Accellent
10.000%, 11/01/2017	1,075	986
8.375%, 02/01/2017	935	961
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	745	752
American Achievement
10.875%, 04/15/2016 (A)	1,775	1,806
Apria Healthcare Group
12.375%, 11/01/2014	1,509	1,528
APX Group
8.750%, 12/01/2020 (A)	3,995	3,935
ARAMARK
5.750%, 03/15/2020 (A)	2,450	2,499
Armored Autogroup
9.250%, 11/01/2018	1,675	1,466
Ashtead Capital
6.500%, 07/15/2022 (A)	1,795	1,898
B&G Foods
4.625%, 06/01/2021	1,340	1,245
Barry Callebaut Services
5.500%, 06/15/2023 (A)	650	654
Beverages & More
9.625%, 10/01/2014 (A)	3,392	3,400
Biomet
6.500%, 08/01/2020	3,431	3,517
6.500%, 10/01/2020	1,500	1,496
Brickman Group Holdings
9.125%, 11/01/2018 (A)	80	86
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	3,750	3,937
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,116	2,301
Central Garden and Pet
8.250%, 03/01/2018	6,100	5,917
Ceridian (A)
11.000%, 03/15/2021	324	374
8.875%, 07/15/2019	1,800	2,025
Chiquita Brands International
7.875%, 02/01/2021 (A)	575	607
Constellation Brands
4.250%, 05/01/2023	1,280	1,174
3.750%, 05/01/2021	550	509
ConvaTec Finance International
8.250%, 01/15/2019 (A)	1,400	1,379
Crestview DS Merger Sub II
10.000%, 09/01/2021 (A)	1,020	1,030
Del Monte
7.625%, 02/15/2019	6,225	6,474
Elizabeth Arden
7.375%, 03/15/2021	240	256
Emergency Medical Services
8.125%, 06/01/2019	2,246	2,428
ESAL GmbH
6.250%, 02/05/2023 (A)	330	295

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fleming
10.125%, 04/01/2008 (B)	$974	$—
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,960	2,019
Global A&T Electronics
10.000%, 02/01/2019 (A)	200	189
Harbinger Group
7.875%, 07/15/2019 (A)	3,450	3,562
Hawk Acquisition Sub
4.250%, 10/15/2020 (A)	1,310	1,238
Hertz
7.500%, 10/15/2018	1,580	1,706
5.875%, 10/15/2020	445	457
HJ Heinz Finance
7.125%, 08/01/2039 (A)	665	668
Immucor
11.125%, 08/15/2019	6,765	7,458
INC Research LLC
11.500%, 07/15/2019 (A)	2,965	3,158
Interactive Data
10.250%, 08/01/2018	1,030	1,146
JBS USA LLC
8.250%, 02/01/2020 (A)	1,190	1,241
KeHE Distributors LLC
7.625%, 08/15/2021 (A)	3,245	3,298
Kinetic Concepts
10.500%, 11/01/2018	2,440	2,690
Knowledge Universe Education LLC
7.750%, 02/01/2015 (A)	775	752
Land O’ Lakes
6.000%, 11/15/2022 (A)	340	346
Lantheus Medical Imaging
9.750%, 05/15/2017	1,440	1,231
Laureate Education
9.250%, 09/01/2019 (A)	2,000	2,160
Michael Foods Group
9.750%, 07/15/2018	980	1,076
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	1,665	1,719
Monitronics International
9.125%, 04/01/2020	4,280	4,430
OnCure Holdings
11.750%, 05/15/2017 (B)	1,000	480
Pantry
8.375%, 08/01/2020	1,440	1,526
Par Pharmaceutical
7.375%, 10/15/2020 (A)	2,265	2,344
Physio-Control International
9.875%, 01/15/2019 (A)	380	420
Post Holdings
7.375%, 02/15/2022	1,270	1,340
7.375%, 02/15/2022 (A)	90	95
Radiation Therapy Services
9.875%, 04/15/2017	1,125	787
8.875%, 01/15/2017	665	630

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reynolds Group Issuer
9.875%, 08/15/2019	$6,060	$6,439
9.000%, 04/15/2019	4,655	4,806
8.250%, 02/15/2021	730	721
6.875%, 02/15/2021	1,000	1,055
5.750%, 10/15/2020	6,895	6,835
Rite Aid
9.250%, 03/15/2020	5,200	5,882
7.700%, 02/15/2027	2,635	2,681
6.750%, 06/15/2021 (A)	1,735	1,757
RSC Equipment Rental
8.250%, 02/01/2021	130	144
ServiceMaster
8.000%, 02/15/2020	2,700	2,582
7.450%, 08/15/2027	840	668
7.250%, 03/01/2038	3,170	2,449
7.100%, 03/01/2018	750	722
7.000%, 08/15/2020	2,335	2,137
Smithfield Foods
6.625%, 08/15/2022	485	497
Spectrum Brands
6.750%, 03/15/2020	440	464
Spectrum Brands Escrow (A)
6.625%, 11/15/2022	1,835	1,881
6.375%, 11/15/2020	1,060	1,097
Sun Merger Sub
5.250%, 08/01/2018 (A)	450	452
SUPERVALU
6.750%, 06/01/2021 (A)	4,195	4,022
Symbion PIK
11.000%, 08/23/2015	514	507
TransUnion Holding
9.625%, 06/15/2018	425	459
8.125%, 06/15/2018	2,349	2,475
Truven Health Analytics
10.625%, 06/01/2020	595	632
United Rentals North America
9.250%, 12/15/2019	1,055	1,183
8.375%, 09/15/2020	445	487
8.250%, 02/01/2021	3,675	4,061
7.625%, 04/15/2022	140	151
7.375%, 05/15/2020	170	183
United Surgical Partners International
9.000%, 04/01/2020	1,570	1,731
US Foods
8.500%, 06/30/2019	4,510	4,747
US Oncology
9.125%, 08/15/2017	2,130	112
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,260	1,336
7.000%, 10/01/2020	1,605	1,685
6.750%, 08/15/2021	970	999
6.375%, 10/15/2020	885	899
Vector Group
7.750%, 02/15/2021	1,230	1,270
VPII Escrow (A)
7.500%, 07/15/2021	3,705	3,964
6.750%, 08/15/2018	4,745	5,024

		182,297

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 10.1%
Access Midstream Partners
6.125%, 07/15/2022	$555	$570
5.875%, 04/15/2021	330	339
4.875%, 05/15/2023	470	437
Antero Resources Finance
6.000%, 12/01/2020	1,660	1,656
Approach Resources
7.000%, 06/15/2021	655	663
Arch Coal
8.750%, 08/01/2016	245	237
7.250%, 06/15/2021	955	738
7.000%, 06/15/2019	510	408
Atlas Pipeline Partners (A)
6.625%, 10/01/2020	1,375	1,382
6.625%, 10/01/2020	595	598
5.875%, 08/01/2023	1,850	1,734
Atlas Resource Escrow
9.250%, 08/15/2021 (A)	900	902
Atwood Oceanics
6.500%, 02/01/2020	438	469
Berry Petroleum
6.375%, 09/15/2022	430	427
Bill Barrett
7.625%, 10/01/2019	2,000	2,020
Bluewater Holding
3.268%, 07/17/2014 (D)	1,400	1,379
BreitBurn Energy Partners
8.625%, 10/15/2020	640	678
7.875%, 04/15/2022 (A)	3,825	3,787
7.875%, 04/15/2022	525	520
Calumet Specialty Products Partners
9.375%, 05/01/2019	2,925	3,217
Carrizo Oil & Gas
7.500%, 09/15/2020	400	422
Chaparral Energy
8.250%, 09/01/2021	915	954
7.625%, 11/15/2022	730	732
Chesapeake Energy
6.625%, 08/15/2020	2,845	3,051
6.125%, 02/15/2021	270	281
5.750%, 03/15/2023	630	627
5.375%, 06/15/2021	325	323
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019	425	427
Comstock Resources
7.750%, 04/01/2019	1,480	1,524
CONSOL Energy
8.250%, 04/01/2020	680	721
8.000%, 04/01/2017	815	860
Continental Resources
5.000%, 09/15/2022	715	722
Crestwood Midstream Partners
7.750%, 04/01/2019	4,050	4,227
Crosstex Energy
8.875%, 02/15/2018	1,675	1,780
7.125%, 06/01/2022	20	20
Denbury Resources
8.250%, 02/15/2020	909	1,000

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dresser-Rand Group
6.500%, 05/01/2021	$600	$637
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,500	1,530
Eagle Rock Energy Partners
8.375%, 06/01/2019	6,775	6,809
El Paso LLC
7.250%, 06/01/2018	740	835
7.000%, 06/15/2017	270	301
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	2,650	2,604
EP Energy LLC
9.375%, 05/01/2020	1,390	1,529
7.750%, 09/01/2022	720	770
6.875%, 05/01/2019	590	627
EV Energy Partners
8.000%, 04/15/2019	1,465	1,465
Exterran Holdings
7.250%, 12/01/2018	4,650	4,929
Exterran Partners
6.000%, 04/01/2021 (A)	2,090	2,027
Foresight Energy LLC
7.875%, 08/15/2021 (A)	1,500	1,493
Forest Oil
7.500%, 09/15/2020	9,030	8,669
7.250%, 06/15/2019	900	893
FTS International Services LLC
8.125%, 11/15/2018 (A)	641	684
Genesis Energy
5.750%, 02/15/2021	1,780	1,753
Gibson Energy
6.750%, 07/15/2021 (A)	4,725	4,831
Halcon Resources
9.250%, 02/15/2022 (A)	290	290
8.875%, 05/15/2021	13,115	13,148
Hercules Offshore (A)
10.500%, 10/15/2017	2,055	2,173
8.750%, 07/15/2021	460	489
Hiland Partners
7.250%, 10/01/2020 (A)	1,070	1,110
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)	500	493
James River Coal
7.875%, 04/01/2019	410	146
Key Energy Services
6.750%, 03/01/2021	285	281
Kodiak Oil & Gas
8.125%, 12/01/2019	2,630	2,880
5.500%, 01/15/2021 (A)	555	549
5.500%, 02/01/2022 (A)	120	116
Laredo Petroleum
9.500%, 02/15/2019	3,305	3,677
7.375%, 05/01/2022	980	1,034
Legacy Reserves (A)
8.000%, 12/01/2020	2,250	2,295
6.625%, 12/01/2021	3,020	2,869
Linn Energy LLC
8.625%, 04/15/2020	325	327
7.750%, 02/01/2021	1,485	1,440
6.500%, 05/15/2019	455	428
6.250%, 11/01/2019 (A)	4,985	4,586

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MarkWest Energy Partners
5.500%, 02/15/2023	$805	$791
MEG Energy (A)
6.500%, 03/15/2021	326	332
6.375%, 01/30/2023	3,035	3,027
Memorial Production Partners
7.625%, 05/01/2021	515	497
Midstates Petroleum (A)
10.750%, 10/01/2020	3,467	3,519
9.250%, 06/01/2021	1,975	1,876
Milagro Oil & Gas
10.500%, 05/15/2016	1,950	1,502
Millennium Offshore Services Superholdings LLC
9.500%, 02/15/2018 (A)	1,040	1,058
Murphy Oil USA
6.000%, 08/15/2023 (A)	1,125	1,117
Newfield Exploration
6.875%, 02/01/2020	675	707
Niska Gas Storage US LLC
8.875%, 03/15/2018	3,090	3,221
Northern Oil and Gas
8.000%, 06/01/2020	1,420	1,441
NuStar Logistics
6.750%, 02/01/2021	1,070	1,077
Ocean Rig UDW
9.500%, 04/27/2016 (A)	3,600	3,798
Offshore Group Investment
7.125%, 04/01/2023 (A)	715	688
Pacific Drilling
5.375%, 06/01/2020 (A)	975	941
Parker Drilling
9.125%, 04/01/2018	2,200	2,343
7.500%, 08/01/2020 (A)	2,000	1,965
PDC Energy
7.750%, 10/15/2022	2,570	2,699
Peabody Energy
6.250%, 11/15/2021	2,390	2,306
6.000%, 11/15/2018	860	856
Penn Virginia Resource Partners
8.375%, 06/01/2020	2,800	2,912
8.250%, 04/15/2018	1,265	1,309
6.500%, 05/15/2021 (A)	800	752
Pioneer Energy Services
9.875%, 03/15/2018	1,850	2,000
Plains Exploration & Production
6.875%, 02/15/2023	905	963
6.500%, 11/15/2020	1,630	1,735
QR Energy
9.250%, 08/01/2020	725	734
Range Resources
5.000%, 08/15/2022	2,525	2,468
5.000%, 03/15/2023	4,550	4,448
Regency Energy Partners
5.500%, 04/15/2023	550	531
4.500%, 11/01/2023 (A)	1,175	1,049
RKI Exploration & Production LLC
8.500%, 08/01/2021 (A)	610	610
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (A)	2,030	1,847

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rosetta Resources
5.625%, 05/01/2021	$965	$931
Sabine Pass Liquefaction LLC (A)
5.625%, 02/01/2021	3,820	3,648
5.625%, 04/15/2023	4,210	3,905
Samson Investment
10.000%, 02/15/2020 (A)	2,240	2,341
SandRidge Energy
8.750%, 01/15/2020	70	73
8.125%, 10/15/2022	5,339	5,366
7.500%, 03/15/2021	3,390	3,373
7.500%, 02/15/2023	6,230	6,028
Sea Trucks Group
9.000%, 03/26/2018 (A)	2,150	1,957
SemGroup
7.500%, 06/15/2021 (A)	1,970	2,004
SESI LLC
7.125%, 12/15/2021	2,000	2,165
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (A)	1,200	1,218
Targa Resources Partners
6.375%, 08/01/2022	375	388
Tesoro Logistics (A)
6.125%, 10/15/2021	960	958
5.875%, 10/01/2020	725	723
Trinidad Drilling
7.875%, 01/15/2019 (A)	880	931
Vanguard Natural Resources LLC
7.875%, 04/01/2020	870	881
Western Refining
6.250%, 04/01/2021	265	260
WPX Energy
6.000%, 01/15/2022	270	269

		215,087

Financials — 7.8%
Ally Financial
8.000%, 11/01/2031	1,150	1,323
7.500%, 09/15/2020	1,185	1,333
6.250%, 12/01/2017	3,675	3,941
5.500%, 02/15/2017	1,475	1,555
2.946%, 07/18/2016 (D)	560	564
Alphabet Holding PIK
7.750%, 11/01/2017	3,550	3,665
American Equity Investment Life Holding
6.625%, 07/15/2021	1,475	1,523
American International Group
8.175%, 05/15/2058 (D)	2,370	2,779
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,035	3,103
Aventine (Escrow Security) PIK
0.000%, 10/15/2049 (B) (E) (F) (G)	2,600	1
Bank of America (D)
8.000%, 12/29/2049	1,885	2,066
5.200%, 12/29/2049	3,400	3,018
Barclays Bank
7.625%, 11/21/2022	1,510	1,474
Boart Longyear Management
7.000%, 04/01/2021 (A)	3,600	2,916

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CIT Group
6.625%, 04/01/2018 (A)	$300	$324
5.500%, 02/15/2019 (A)	2,370	2,429
5.250%, 03/15/2018	1,520	1,569
5.000%, 05/15/2017	180	187
4.250%, 08/15/2017	800	810
City National Bank
9.000%, 08/12/2019	4,062	4,761
Corrections Corp of America ‡
4.625%, 05/01/2023	175	163
4.125%, 04/01/2020	520	489
Credit Acceptance
9.125%, 02/01/2017	3,000	3,203
Credit Suisse
6.500%, 08/08/2023 (A)	1,500	1,511
E*TRADE Financial
6.375%, 11/15/2019	1,575	1,654
EPR Properties ‡
5.750%, 08/15/2022	1,065	1,069
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	1,000	1,008
Fifth Third Bancorp
5.100%, 12/31/2049 (D)	710	639
General Motors Financial (A)
4.250%, 05/15/2023	325	293
3.250%, 05/15/2018	902	866
2.750%, 05/15/2016	325	324
Geo Group ‡
6.625%, 02/15/2021	250	261
5.125%, 04/01/2023 (A)	1,320	1,214
Global Investments Group Finance
11.000%, 09/24/2017	3,000	2,685
HBOS Capital Funding
6.071%, 06/30/2049 (A) (D)	4,910	4,732
HUB International
8.125%, 10/15/2018 (A)	5,925	6,518
Icahn Enterprises
8.000%, 01/15/2018	2,800	2,947
7.750%, 01/15/2016	2,500	2,591
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (D)	1,180	1,080
ING US
5.650%, 05/15/2053 (D)	2,050	1,900
International Lease Finance
8.750%, 03/15/2017	3,295	3,736
6.250%, 05/15/2019	575	592
5.875%, 04/01/2019	1,955	1,981
Ironshore Holdings US
8.500%, 05/15/2020 (A)	1,700	1,948
Jefferies Finance LLC
7.375%, 04/01/2020 (A)	830	822
Jefferies Group
8.500%, 07/15/2019	820	994
JPMorgan Chase
6.000%, 12/29/2049 (D)	970	922
KCG Holdings
8.250%, 06/15/2018 (A)	1,775	1,744
Kennedy-Wilson
8.750%, 04/01/2019	3,930	4,215

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lancashire Holdings
5.700%, 10/01/2022 (A)	$1,200	$1,078
Liberty Mutual Group
7.000%, 03/15/2037 (A) (D)	1,565	1,588
Lloyds Banking Group
6.267%, 11/14/2016 (A) (D)	1,435	1,227
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,000	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,575	1,547
Millennium Escrow
7.625%, 11/15/2026 (B)	200	—
MPH Intermediate Holding 2
8.375%, 08/01/2018 (A)	750	765
MPT Operating Partnership ‡
6.875%, 05/01/2021	4,095	4,310
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,549
Nationstar Mortgage LLC
9.625%, 05/01/2019	915	1,025
7.875%, 10/01/2020	3,135	3,307
6.500%, 08/01/2018	1,500	1,515
6.500%, 07/01/2021	3,300	3,201
6.500%, 06/01/2022	3,015	2,887
Norcraft
10.500%, 12/15/2015	975	1,016
Nuveen Investments (A)
9.500%, 10/15/2020	7,535	7,403
9.125%, 10/15/2017	3,170	3,122
Onex USI Acquisition
7.750%, 01/15/2021 (A)	4,105	4,115
Ono Finance II
10.875%, 07/15/2019 (A)	780	809
Oxford Finance LLC
7.250%, 01/15/2018 (A)	1,150	1,179
PHH
9.250%, 03/01/2016	162	189
7.375%, 09/01/2019	775	823
6.375%, 08/15/2021	2,730	2,689
PNC Preferred Funding Trust II
1.496%, 03/29/2049 (A) (D)	6,540	5,624
RBS Capital Trust III
5.512%, 09/30/2049 (D)	420	355
Realogy Group LLC (A)
7.875%, 02/15/2019	1,125	1,223
7.625%, 01/15/2020	520	582
Renaissance Acquisition
6.875%, 08/15/2021 (A)	540	528
RHP Hotel Properties ‡
5.000%, 04/15/2021 (A)	1,436	1,335
Rivers Pittsburgh Borrower
9.500%, 06/15/2019 (A)	670	720
Sabra Health Care ‡
8.125%, 11/01/2018	2,955	3,184
Snoqualmie Entertainment Authority (A)
9.125%, 02/01/2015	1,116	1,112
4.147%, 02/01/2014 (D)	245	239

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Finance MTN
6.900%, 12/15/2017	$2,175	$2,216
6.000%, 06/01/2020 (A)	915	849
USB Realty
1.415%, 12/29/2049 (A) (D)	6,400	5,440
Wilton Re Finance LLC
5.875%, 03/30/2033 (A) (D)	2,400	2,448
XL Capital
6.500%, 12/31/2049 (D)	2,615	2,530

		165,171

Health Care — 3.6%
Acadia Healthcare
12.875%, 11/01/2018	1,702	2,076
6.125%, 03/15/2021 (A)	1,100	1,094
Alere
7.250%, 07/01/2018	790	853
6.500%, 06/15/2020 (A)	3,300	3,292
Amsurg
5.625%, 11/30/2020	3,075	3,106
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,125	3,382
CHS
8.000%, 11/15/2019	1,810	1,900
7.125%, 07/15/2020	2,900	2,929
5.125%, 08/15/2018	535	547
DaVita HealthCare Partners
6.625%, 11/01/2020	1,585	1,680
6.375%, 11/01/2018	255	268
5.750%, 08/15/2022	10	10
DJO Finance LLC
9.875%, 04/15/2018	3,980	4,179
8.750%, 03/15/2018	525	568
7.750%, 04/15/2018	3,295	3,237
Endo Health Solutions
7.000%, 07/15/2019	1,000	1,023
HCA
7.875%, 02/15/2020	3,995	4,310
7.500%, 02/15/2022	4,965	5,399
6.500%, 02/15/2020	3,250	3,490
5.875%, 03/15/2022	2,050	2,117
HCA Holdings
7.750%, 05/15/2021	2,460	2,620
6.250%, 02/15/2021	1,754	1,758
Health Management Associates
7.375%, 01/15/2020	5,135	5,738
HealthSouth
8.125%, 02/15/2020	3,765	4,123
7.750%, 09/15/2022	549	592
5.750%, 11/01/2024	265	254
Hologic
6.250%, 08/01/2020	2,810	2,929
Hospira
5.800%, 08/12/2023	155	156
5.200%, 08/12/2020	155	156
inVentiv Health (A)
11.000%, 08/15/2018	610	497
11.000%, 08/15/2018	450	367
Kindred Healthcare
8.250%, 06/01/2019	3,230	3,392

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Radnet Management
10.375%, 04/01/2018	$720	$763
Tenet Healthcare
8.000%, 08/01/2020	4,205	4,368
6.750%, 02/01/2020	325	319
4.750%, 06/01/2020	1,430	1,351
Vanguard Health Holding II LLC
7.750%, 02/01/2019	2,300	2,461

		77,304

Industrials — 7.3%
ACCO Brands
6.750%, 04/30/2020	765	755
Actuant
5.625%, 06/15/2022	4,000	4,015
ADS Waste Holdings
8.250%, 10/01/2020 (A)	630	665
Air Canada
9.250%, 08/01/2015 (A)	3,965	4,138
Air Medical Group Holdings
9.250%, 11/01/2018	4,284	4,637
Aircastle
7.625%, 04/15/2020	885	980
6.750%, 04/15/2017	375	397
Alion Science & Technology PIK
12.000%, 11/01/2014	2,089	2,121
American Airlines, Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/2021	1,001	1,011
Amsted Industries
8.125%, 03/15/2018 (A)	870	918
Anixter
5.625%, 05/01/2019	395	408
APX Group
6.375%, 12/01/2019 (A)	2,070	1,951
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,567	1,677
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,290	2,445
7.375%, 10/15/2017	300	321
7.000%, 11/15/2020	3,160	3,073
Associated Materials LLC
9.125%, 11/01/2017	665	713
Atkore International
9.875%, 01/01/2018	910	985
Avis Budget Car Rental LLC
5.500%, 04/01/2023	1,695	1,578
4.875%, 11/15/2017	65	66
BC Mountain LLC
7.000%, 02/01/2021 (A)	640	656
Belden
5.500%, 09/01/2022 (A)	910	883
BOE Intermediate Holding
9.000%, 11/01/2017 (A)	875	892
BOE Merger PIK
9.500%, 11/01/2017 (A)	1,783	1,890
Bombardier (A)
7.750%, 03/15/2020	350	391
6.125%, 01/15/2023	995	980
5.750%, 03/15/2022	875	853
Builders FirstSource
7.625%, 06/01/2021 (A)	1,593	1,593

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Building Materials Corp of America (A)
6.875%, 08/15/2018	$2,360	$2,507
6.750%, 05/01/2021	700	742
BWAY Holding
10.000%, 06/15/2018	985	1,079
Case New Holland
7.875%, 12/01/2017	425	489
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	1,793	1,874
CEVA Group (A)
11.625%, 10/01/2016	2,735	2,790
8.375%, 12/01/2017	2,365	2,359
CHC Helicopter
9.375%, 06/01/2021	2,100	1,984
Clean Harbors
5.250%, 08/01/2020	3,265	3,224
CNH Capital LLC
6.250%, 11/01/2016	610	665
3.625%, 04/15/2018	215	211
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,561
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl B
7.125%, 10/15/2014	2,000	2,035
DigitalGlobe
5.250%, 02/01/2021 (A)	2,110	1,978
Esterline Technologies
7.000%, 08/01/2020	1,755	1,882
FGI Operating LLC
7.875%, 05/01/2020 (A)	880	904
Florida East Coast Railway
8.125%, 02/01/2017	750	791
GenCorp
7.125%, 03/15/2021 (A)	1,215	1,273
General Cable
5.750%, 10/01/2022 (A)	705	679
Gibraltar Industries
6.250%, 02/01/2021 (A)	874	887
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,292
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,215	1,247
Griffon
7.125%, 04/01/2018	750	796
H&E Equipment Services
7.000%, 09/01/2022	2,235	2,375
Huntington Ingalls Industries
6.875%, 03/15/2018	600	646
Interline Brands
7.500%, 11/15/2018	865	908
Interline Brands PIK
10.000%, 11/15/2018	310	334
Iron Mountain
7.750%, 10/01/2019	2,625	2,901
6.000%, 08/15/2023	790	784
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	565	579
Liberty Tire Recycling LLC
11.000%, 10/01/2016 (A)	3,900	3,998
Manitowoc
8.500%, 11/01/2020	1,180	1,310

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marquette Transportation
10.875%, 01/15/2017	$1,650	$1,757
Masonite International
8.250%, 04/15/2021 (A)	2,030	2,213
Meritor
10.625%, 03/15/2018	320	347
6.750%, 06/15/2021	1,105	1,079
Midwest Vanadium
11.500%, 02/15/2018 (A)	1,350	972
Milacron LLC
7.750%, 02/15/2021 (A)	1,490	1,512
Mobile Mini
7.875%, 12/01/2020	1,190	1,297
Mueller Water Products
8.750%, 09/01/2020	504	549
Navistar International
8.250%, 11/01/2021	1,320	1,312
Nortek
8.500%, 04/15/2021	3,460	3,745
Old AII
10.000%, 12/15/2016 (B)	1,675	—
Old AII PIK
9.000%, 12/15/2014 (B)	950	—
Oshkosh
8.500%, 03/01/2020	1,765	1,946
8.250%, 03/01/2017	705	753
Packaging Dynamics
8.750%, 02/01/2016 (A)	2,724	2,819
Polymer Group
7.750%, 02/01/2019	990	1,044
Polypore International
7.500%, 11/15/2017	980	1,039
Quality Distribution LLC
9.875%, 11/01/2018	4,293	4,679
RR Donnelley & Sons
7.000%, 02/15/2022	155	155
Silver II Borrower
7.750%, 12/15/2020 (A)	1,680	1,739
Swift Services Holdings
10.000%, 11/15/2018	1,490	1,646
syncreon Global Ireland
9.500%, 05/01/2018 (A)	2,467	2,640
Tekni-Plex
9.750%, 06/01/2019 (A)	524	587
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	1,048
Terex
6.500%, 04/01/2020	700	730
6.000%, 05/15/2021	3,035	3,058
Tervita
8.000%, 11/15/2018 (A)	765	763
Titan International
7.875%, 10/01/2017	4,335	4,595
7.875%, 10/01/2017 (A)	180	191
TRAC Intermodal LLC
11.000%, 08/15/2019	1,910	2,139
TransDigm
7.500%, 07/15/2021 (A)	1,385	1,465
5.500%, 10/15/2020	2,100	2,048
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (A)	5,335	5,215

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Triumph Group
4.875%, 04/01/2021	$590	$578
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	550	543
USG
8.375%, 10/15/2018 (A)	1,535	1,681
6.300%, 11/15/2016	1,975	2,069
Victor Technologies Group
9.000%, 12/15/2017	4,803	5,175
Watco LLC
6.375%, 04/01/2023 (A)	2,440	2,410

		155,614

Information Technology — 4.8%
ACI Worldwide
6.375%, 08/15/2020 (A)	1,180	1,192
Advanced Micro Devices
7.500%, 08/15/2022	4,595	4,331
Amkor Technology
7.375%, 05/01/2018	735	774
6.375%, 10/01/2022	2,390	2,294
Aspect Software
10.625%, 05/15/2017	4,155	4,165
Audatex North America
6.750%, 06/15/2018	745	792
6.000%, 06/15/2021 (A)	2,755	2,789
BMC Software Finance
8.125%, 07/15/2021 (A)	4,955	5,017
Brocade Communications Systems
4.625%, 01/15/2023 (A)	1,000	925
CDW LLC
8.500%, 04/01/2019	2,125	2,335
8.000%, 12/15/2018	1,961	2,152
Eagle Midco
9.000%, 06/15/2018 (A)	2,355	2,355
Epicor Software
8.625%, 05/01/2019	2,860	3,017
Equinix
5.375%, 04/01/2023	1,030	981
4.875%, 04/01/2020	3,165	3,046
First Data
12.625%, 01/15/2021	1,807	1,954
11.750%, 08/15/2021 (A)	690	645
11.250%, 03/31/2016	309	308
11.250%, 01/15/2021 (A)	2,905	2,978
8.875%, 08/15/2020 (A)	1,200	1,296
8.250%, 01/15/2021 (A)	355	363
7.375%, 06/15/2019 (A)	635	659
6.750%, 11/01/2020 (A)	1,050	1,074
First Data PIK
8.750%, 01/15/2022 (A)	7,497	7,741
Freescale Semiconductor
9.250%, 04/15/2018 (A)	545	589
Healthcare Technology Intermediate
7.375%, 09/01/2018 (A)	1,730	1,756
IAC
4.750%, 12/15/2022	1,555	1,434
iGATE
9.000%, 05/01/2016	3,424	3,689

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

IMS Health
6.000%, 11/01/2020 (A)	$890	$913
Infor US
11.500%, 07/15/2018	610	708
9.375%, 04/01/2019	4,860	5,407
j2 Global
8.000%, 08/01/2020	2,115	2,279
Magnachip Semiconductor
6.625%, 07/15/2021 (A)	785	761
ManTech International
7.250%, 04/15/2018	895	942
NCR
5.000%, 07/15/2022	1,900	1,805
NeuStar
4.500%, 01/15/2023	950	869
Nuance Communications
5.375%, 08/15/2020 (A)	2,350	2,238
NXP (A)
9.750%, 08/01/2018	367	406
5.750%, 02/15/2021	3,000	3,000
5.750%, 03/15/2023	455	448
3.750%, 06/01/2018	550	531
Seagate HDD Cayman
4.750%, 06/01/2023 (A)	830	766
Sensata Technologies
6.500%, 05/15/2019 (A)	5,248	5,589
SSI Investments II
11.125%, 06/01/2018	1,020	1,125
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,571	2,558
Stream Global Services
11.250%, 10/01/2014	1,420	1,422
SunEdison
7.750%, 04/01/2019	970	953
SunGard Data Systems
7.625%, 11/15/2020	250	267
7.375%, 11/15/2018	910	967
6.625%, 11/01/2019	895	908
VeriSign
4.625%, 05/01/2023 (A)	1,000	935
Viasystems
7.875%, 05/01/2019 (A)	3,825	4,074
WEX
4.750%, 02/01/2023 (A)	1,475	1,342

		101,864

Materials — 5.6%
AK Steel
8.750%, 12/01/2018 (A)	1,350	1,424
7.625%, 05/15/2020	795	664
APERAM
7.750%, 04/01/2018 (A)	4,970	4,784
ArcelorMittal
6.125%, 06/01/2018	4,205	4,331
6.000%, 03/01/2021	420	413
Ashland
4.750%, 08/15/2022 (A)	1,725	1,613
Ball
5.000%, 03/15/2022	1,550	1,523
4.000%, 11/15/2023	825	736
Celanese US Holdings LLC
4.625%, 11/15/2022	4,285	3,964

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clearwater Paper
7.125%, 11/01/2018	$175	$188
Commercial Metals
4.875%, 05/15/2023	1,250	1,131
Cornerstone Chemical
9.375%, 03/15/2018 (A)	1,460	1,518
Edgen Murray
8.750%, 11/01/2020 (A)	2,155	2,155
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,289
Essar Steel Algoma
9.375%, 03/15/2015 (A)	825	773
Ferro
7.875%, 08/15/2018	1,575	1,666
FMG Resources
6.875%, 02/01/2018 (A)	2,430	2,491
FMG Resources August 2006 PTY (A)
8.250%, 11/01/2019	940	1,004
6.875%, 04/01/2022	3,214	3,182
Headwaters
7.625%, 04/01/2019	1,435	1,510
Hecla Mining
6.875%, 05/01/2021 (A)	3,045	2,771
Hexion US Finance
9.000%, 11/15/2020	1,260	1,247
8.875%, 02/01/2018	2,540	2,597
6.625%, 04/15/2020 (A)	765	755
6.625%, 04/15/2020	540	533
Horsehead Holding
10.500%, 06/01/2017 (A)	245	262
Huntsman International LLC
8.625%, 03/15/2020	535	591
8.625%, 03/15/2021	670	747
4.875%, 11/15/2020	535	510
IAMGOLD
6.750%, 10/01/2020 (A)	5,295	4,580
Ineos Finance (A)
8.375%, 02/15/2019	1,620	1,774
7.500%, 05/01/2020	735	787
Ineos Group Holdings
6.125%, 08/15/2018 (A)	1,495	1,433
Inmet Mining
8.750%, 06/01/2020 (A)	1,425	1,489
JMC Steel Group
8.250%, 03/15/2018 (A)	1,730	1,687
KGHM International
7.750%, 06/15/2019 (A)	1,200	1,227
LSB Industries
7.750%, 08/01/2019 (A)	1,710	1,770
Mirabela Nickel
8.750%, 04/15/2018 (A)	1,780	1,237
Momentive PIK
1.617%, 06/04/2017 (E) (F)	3,006	2,596
New (A)
7.000%, 04/15/2020	800	814
6.250%, 11/15/2022	2,540	2,432
Nexeo Solutions LLC
8.375%, 03/01/2018	874	870
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	1,510	1,389

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Novelis
8.750%, 12/15/2020	$830	$903
8.375%, 12/15/2017	2,700	2,896
Orion Engineered Carbons Bondco GmbH
9.625%, 06/15/2018 (A)	1,928	2,130
Perstorp Holding
8.750%, 05/15/2017 (A)	4,700	4,806
PolyOne
7.375%, 09/15/2020	775	854
Rain CII Carbon LLC (A)
8.250%, 01/15/2021	200	200
8.000%, 12/01/2018	390	394
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,611	1,265
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	435	426
Rockwood Specialties Group
4.625%, 10/15/2020	1,190	1,169
Ryerson (A)
11.250%, 10/15/2018	2,465	2,521
9.000%, 10/15/2017	1,215	1,261
Sappi Papier Holding GmbH (A)
8.375%, 06/15/2019	1,470	1,536
7.750%, 07/15/2017	400	417
6.625%, 04/15/2021	200	186
Scotts Miracle-Gro
7.250%, 01/15/2018	385	404
6.625%, 12/15/2020	375	401
Sealed Air (A)
8.375%, 09/15/2021	2,235	2,528
8.125%, 09/15/2019	650	722
6.500%, 12/01/2020	370	392
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,400
St. Barbara
8.875%, 04/15/2018 (A)	875	766
Steel Dynamics
6.375%, 08/15/2022	745	777
6.125%, 08/15/2019	740	777
Taminco Global Chemical
9.750%, 03/31/2020 (A)	3,220	3,614
TPC Group
8.750%, 12/15/2020 (A)	6,090	6,212
US Coatings Acquisition
7.375%, 05/01/2021 (A)	1,165	1,191
Vulcan Materials
7.500%, 06/15/2021	305	339
7.000%, 06/15/2018	500	560
Walter Energy (A)
9.875%, 12/15/2020	5,565	4,647
8.500%, 04/15/2021	2,695	2,116

		118,267

Telecommunication Services — 7.9%
Affinion Group
11.500%, 10/15/2015	513	443
Alcatel-Lucent USA
8.875%, 01/01/2020 (A)	915	933
6.500%, 01/15/2028	1,320	1,003
Avaya (A)
10.500%, 03/01/2021	196	151
7.000%, 04/01/2019	1,620	1,482

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	$1,105	$862
Block Communications
7.250%, 02/01/2020 (A)	745	780
CenturyLink
5.800%, 03/15/2022	1,920	1,810
5.625%, 04/01/2020	2,820	2,764
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (A)	3,670	3,661
Cincinnati Bell
8.750%, 03/15/2018	3,425	3,553
Clearwire Communications LLC (A)
12.000%, 12/01/2015	1,455	1,535
8.250%, 12/01/2040	1,279	1,415
Cogent Communications Group
8.375%, 02/15/2018 (A)	605	663
Columbus International
11.500%, 11/20/2014 (A)	1,265	1,360
CommScope
8.250%, 01/15/2019 (A)	1,270	1,384
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,940	1,921
CSC Holdings LLC
8.625%, 02/15/2019	2,695	3,099
DCP LLC
10.750%, 08/15/2015 (A)	3,000	3,105
Digicel
8.250%, 09/01/2017 (A)	3,729	3,878
Digicel Group
8.250%, 09/30/2020 (A)	2,011	2,132
DISH DBS
5.000%, 03/15/2023	2,160	1,993
Eileme 2
11.625%, 01/31/2020 (A)	655	760
Expo Event Transco
9.000%, 06/15/2021 (A)	2,150	2,118
GCI
8.625%, 11/15/2019	790	822
6.750%, 06/01/2021	575	546
Griffey Intermediate
7.000%, 10/15/2020 (A)	3,750	3,319
GXS Worldwide
9.750%, 06/15/2015	4,125	4,244
Hughes Satellite Systems
7.625%, 06/15/2021	2,484	2,664
6.500%, 06/15/2019	695	732
Intelsat Jackson Holdings
7.500%, 04/01/2021	240	259
7.250%, 10/15/2020	3,250	3,469
6.625%, 12/15/2022 (A)	1,190	1,187
Intelsat Luxembourg (A)
8.125%, 06/01/2023	3,290	3,438
7.750%, 06/01/2021	3,345	3,445
inVentiv Health
9.000%, 01/15/2018 (A)	840	857
iPCS PIK
3.515%, 05/01/2014 (D)	16	16
Level 3 Communications
11.875%, 02/01/2019	1,585	1,819
8.875%, 06/01/2019	1,205	1,286

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Level 3 Financing
9.375%, 04/01/2019	$435	$477
8.625%, 07/15/2020	835	893
8.125%, 07/01/2019	835	883
7.000%, 06/01/2020	970	980
4.146%, 02/15/2015 (D)	1,500	1,498
Lucent Technologies
6.450%, 03/15/2029	4,215	3,246
Lynx I
5.375%, 04/15/2021 (A)	2,085	2,033
Lynx II
6.375%, 04/15/2023 (A)	1,750	1,737
McGraw-Hill Global Education Holdings LLC
9.750%, 04/01/2021 (A)	400	422
MetroPCS Wireless
7.875%, 09/01/2018	605	655
6.625%, 04/01/2023 (A)	1,965	1,950
6.250%, 04/01/2021 (A)	1,865	1,860
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	440	441
Nara Cable Funding (A)
8.875%, 12/01/2018	1,326	1,356
8.875%, 12/01/2018	1,125	1,167
Nielsen Finance LLC
4.500%, 10/01/2020 (A)	1,425	1,354
NII International Telecom SCA
7.875%, 08/15/2019 (A)	370	349
PAETEC Holding
9.875%, 12/01/2018	1,135	1,263
Quebecor Media
5.750%, 01/15/2023	815	760
RCN Telecom Services LLC
8.500%, 08/15/2020 (A)	820	823
Sable International Finance (A)
8.750%, 02/01/2020	80	88
7.750%, 02/15/2017	1,834	1,930
Satelites Mexicanos
9.500%, 05/15/2017	760	828
SBA Telecommunications
8.250%, 08/15/2019	441	479
Sinclair Television Group
9.250%, 11/01/2017 (A)	895	946
8.375%, 10/15/2018	320	350
Sitel LLC
11.000%, 08/01/2017 (A)	1,475	1,564
Softbank
4.500%, 04/15/2020 (A)	4,196	3,967
Sprint Capital
8.750%, 03/15/2032	5,830	5,976
6.900%, 05/01/2019	3,015	3,105
Sprint Nextel
9.000%, 11/15/2018 (A)	2,245	2,621
8.375%, 08/15/2017	330	370
6.000%, 11/15/2022	595	556
tw telecom holdings
5.375%, 10/01/2022	1,110	1,057
5.375%, 10/01/2022 (A)	440	419

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unitymedia Hessen GmbH & KG (A)
7.500%, 03/15/2019	$2,000	$2,160
5.500%, 01/15/2023	4,335	3,945
Univision Communications (A)
8.500%, 05/15/2021	4,465	4,833
7.875%, 11/01/2020	2,750	2,980
5.125%, 05/15/2023	3,460	3,265
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,604
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,414
UPCB Finance VI
6.875%, 01/15/2022 (A)	2,604	2,721
Videotron
5.000%, 07/15/2022	2,205	2,051
Visant
10.000%, 10/01/2017	830	774
West
8.625%, 10/01/2018	3,045	3,296
Wind Acquisition Finance (A)
11.750%, 07/15/2017	1,395	1,458
7.250%, 02/15/2018	1,285	1,304
7.250%, 02/15/2018	3,315	3,381
6.500%, 04/30/2020	1,302	1,302
Windstream
7.750%, 10/01/2021	950	971
7.500%, 06/01/2022	860	856
7.500%, 04/01/2023	1,215	1,188
6.375%, 08/01/2023	2,630	2,377
Windstream Holdings
7.750%, 10/01/2021 (A)	1,160	1,186
Zayo Group LLC
10.125%, 07/01/2020	2,040	2,315
8.125%, 01/01/2020	2,410	2,615

		168,307

Utilities — 2.2%
AES
8.000%, 06/01/2020	485	550
7.375%, 07/01/2021	1,455	1,586
4.875%, 05/15/2023	2,710	2,486
Calpine (A)
7.875%, 07/31/2020	1,843	1,990
7.500%, 02/15/2021	2,422	2,567
Elwood Energy LLC
8.159%, 07/05/2026	722	753
Energy Future Intermediate Holding LLC
10.000%, 12/01/2020 (A)	2,955	3,106
GenOn Americas Generation LLC
8.500%, 10/01/2021	1,149	1,224
GenOn Energy
9.875%, 10/15/2020	1,710	1,902
Homer City Generation
8.137%, 10/01/2019	2,665	2,679
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	1,550	1,558

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NRG Energy
8.250%, 09/01/2020	$160	$176
7.875%, 05/15/2021	7,155	7,692
7.625%, 01/15/2018	1,240	1,373
6.625%, 03/15/2023	1,622	1,610
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,100	2,174
Sabine Pass LNG
7.500%, 11/30/2016 (A)	1,880	1,981
7.500%, 11/30/2016	10,385	11,437

		46,844

Total Corporate Obligations (Cost $1,547,249) ($ Thousands)		1,567,859

LOAN PARTICIPATIONS — 10.2%
Academy Sports, Initial Term Loan
4.500%, 08/03/2018	609	611
Activision Blizzard, 7 Year Bridge
0.000%, 09/09/2013 (I)	2,100	—
Activision Blizzard, 8 Year Bridge
0.000%, 09/09/2013 (I)	2,100	—
Activision Blizzard, 10 Year Bridge
0.000%, 09/09/2013 (I)	1,050	—
Activision Blizzard, Secured Bridge
0.000%, 08/12/2014 (H)	2,405	2,405
0.000%, 08/12/2014 (I)	1,775	—
Activision Blizzard, Unsecured Bridge
0.000%, 08/12/2014 (I)	2,665	—
Advantage Sales and Marketing, Term Loan
8.250%, 06/17/2018	704	712
Air Medical Group Holdings, 1st Lien
7.625%, 05/21/2018	3,010	2,972
Albertson’s, Term Loan
4.750%, 05/21/2019	1,441	1,441
Alcatel-Lucent USA, Term Loan
7.250%, 01/30/2019	791	794
Alinta, Cov-Lite, 1st Lien
6.375%, 08/07/2019	2,560	2,446
Alinta, Delayed Term Loan
0.500%, 08/07/2019	167	160
American Rock Salt, Term Loan
8.500%, 02/20/2020	2,000	1,975
Applied Systems, Hybrid Term Loan, 2nd Lien
8.250%, 06/08/2017	980	985
Apria Healthcare Group, Term Loan
6.750%, 04/06/2020	1,746	1,757
Arctic Glacier Income, Term Loan
6.000%, 05/09/2019	496	494
Associated Partners, 1st Lien
6.684%, 12/21/2015	4,000	4,000
Astoria Generating, Term Loan
8.500%, 10/26/2017	4,845	4,996
Asurion
4.500%, 05/24/2019	996	983

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	$746	$704
Bally Technologies, 1st Lien
0.000%, 08/21/2020 (H)	2,935	2,930
Berlin Packaging, 2nd Lien
8.750%, 03/28/2020	375	376
Blue Coat Systems, Term Loan
4.500%, 02/15/2018	3,970	3,970
Bowie Resources, 1st Lien
6.750%, 08/07/2020	2,480	2,474
Carestream Health, Cov-Lite, 1st Lien
5.000%, 06/05/2019	2,300	2,317
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	1,870	1,854
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	450	451
Cengage Learning Acquisitions, Extended Term Loan, Tranche B
5.700%, 07/31/2017 (B)	189	135
Centaur, 1st Lien
5.250%, 02/19/2019	763	768
Ceridian, Extended Term Loan
5.942%, 05/09/2017	2,419	2,417
CKX, Term Loan B
9.000%, 06/21/2017	476	429
Clear Channel Communication, 1st Lien
3.836%, 01/29/2016	3,712	3,458
Clear Channel Communications, Extended 1st Lien
6.936%, 01/22/2019	3,274	3,003
Cleveland Unlimited, Incremental Term Loan A
0.000%, 01/25/2016 (H)	226	227
Cleveland Unlimited, Term Loan
15.000%, 07/25/2016	516	522
Cleveland Unlimited, Term Loan A, PIK
10.000%, 01/25/2016 (F)	181	183
Cleveland Unlimited, Term Loan B
15.000%, 01/25/2016	90	91
Cleveland Unlimited, Term Loan C, PIK
15.000%, 07/25/2016 (F)	84	85
Cleveland Unlimted, Term Loan B
15.000%, 07/25/2016 (F)	172	174
Cole Haan LLC, Cov-Lite, 1st Lien
5.750%, 01/31/2020	841	847
Community Health System, Secured Bridge Loan
0.000%, 07/30/2014 (H)	835	835
Community Health System, Unsecured Bridge Loan
0.000%, 07/30/2014 (H)	900	900
Constellation, Bridge Loan
0.000%, 12/30/2013 (I)	1,500	—

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cooper Gay Swett & Crawford, 2nd Lien
8.250%, 10/16/2020	$400	$405
Crestwood Holdings, 1st Lien
7.000%, 05/24/2019	1,509	1,530
CSM Bakery Supplies, Cov-Lite, 1st Lien
4.750%, 05/22/2020	1,470	1,455
CTI Foods, 2nd Lien
8.250%, 06/14/2019	950	943
DAE Aviation Holdings, Term Loan B1
6.250%, 11/02/2018	1,707	1,720
Deltek Systems, 2nd Lien
10.000%, 10/10/2019	1,000	1,002
Dex Media West, Term Loan
8.000%, 10/24/2014	2,215	1,849
Digital Insight, 1st Lien
0.414%, 07/15/2020	1,100	1,100
Digital Insight, 2nd Lien
0.782%, 07/15/2019	620	620
Dole Foods, Unfunded Bridge Loan
0.000%, 02/21/2014 (I)	2,500	—
Doncasters PLC, 2nd Lien
9.500%, 10/09/2020	350	348
DuPont Performance Coatings, Term Loan
4.750%, 02/01/2020	424	427
Endurance International, 1st Lien
6.250%, 11/06/2019	200	202
Endurance International, 2nd Lien
10.250%, 05/09/2020	4,225	4,241
Essential Power, Term Loan
4.250%, 08/08/2019	5,393	5,401
Expert Global, Term Loan
8.500%, 04/02/2018	2,938	2,986
Fender Musical Instruments, 1st Lien
5.750%, 04/03/2019	249	250
First Advantage, 2nd Lien
10.500%, 02/13/2019	700	693
First Advantage, Cov-Lite, Term Loan
6.250%, 02/13/2019	499	496
Foresight Energy, Cov-Lite, 1st Lien
5.500%, 08/19/2020	1,400	1,391
Fortescue Metals Group
5.250%, 10/18/2017	2,630	2,639
Gardner Denver, 1st Lien
4.250%, 07/23/2020	800	796
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	800	812
Getco, Bridge Loan, Bridge Loan, 2nd Lien
0.000%, 12/18/2013 (I)	400	—
Global Aviation Holdings, Term Loan
10.000%, 07/13/2017 (B)	1,937	1,259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 02/13/2018	$622	$31
GoGo, Term Loan
11.250%, 06/21/2017	1,139	1,207
Graton Economic Development Authority, Term Loan
9.000%, 08/22/2018	3,175	3,304
Guitar Center, Term Loan
6.280%, 04/09/2017	3,073	3,016
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	365	350
5.000%, 02/23/2018	10	9
Harrah’s Entertainment, Term Loan B6
5.443%, 01/28/2018	936	841
Harrah’s Las Vegas Propco, Term Loan
3.680%, 02/13/2013	3,525	3,354
Harrah’s Operating, Term Loan B-4
9.500%, 10/31/2016	2,895	2,879
HBGCN, Bridge Loan
0.000%, 07/29/2014 (H)	1,555	1,555
Herff Jones Company of Indiana, 1st Lien
5.500%, 06/24/2019	1,260	1,261
Hostess Brands, Term Loan
6.750%, 04/09/2020	94	97
6.750%, 03/12/2020	1,086	1,111
Hudson’s Bay, Bridge Loan
0.000%, 07/29/2014 (H)	1,445	1,445
Ineos Holdings Limited, Cov-Lite
4.000%, 05/04/2018	2,094	2,076
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	760	780
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,506	1,519
Intrawest ULC, 1st Lien
7.000%, 12/03/2017	3,085	3,125
ION Trading Technologies, Cov-Lite, 2nd Lien
8.250%, 05/22/2021	2,330	2,329
JCPenney, Cov-Lite, 1st Lien
6.000%, 05/21/2018	1,100	1,072
Knight Capital Group, 1st Lien
5.750%, 11/30/2017	350	349
Landesk Software, 1st Lien
5.250%, 08/07/2020	900	901
Lawson Software, Term Loan B
5.250%, 04/05/2018	509	512
Learning Care Group, Term Loan
6.000%, 05/08/2019	350	349
Lions Gate Entertainment, 2nd Lien
5.000%, 07/17/2020	2,450	2,452
Lone Star, Hybrid Term Loan
11.000%, 09/02/2019	1,540	1,605
Medical Card, Term Loan
12.000%, 09/17/2015	1,837	1,745
3.000%, 09/17/2015	59	56
Medquist, Term Loan B
7.500%, 08/16/2019	5,131	5,032

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merge Healthcare, Term Loan B
6.000%, 04/23/2019	$650	$652
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Mirion Technologies, 1st Lien
5.750%, 03/30/2018	447	445
Misys, 2nd Lien
12.000%, 12/06/2019	1,550	1,764
Mohegan Tribal Gaming Authority, Term Loan
5.500%, 03/31/2015	2,305	2,305
Mohegan Tribal Gaming Authority, Term Loan B
9.000%, 02/28/2016	4,340	4,452
Moxie Liberty, 1st Lien
7.500%, 08/20/2020	1,605	1,593
Multi-Packaging, Unfunded Term Loan
0.000%, 11/07/2013 (I)	2,100	—
Nana Development, 1st Lien
8.000%, 03/13/2018	475	469
National Financial Partners, 1st Lien
5.250%, 06/19/2020	1,200	1,207
Navistar International, Term Loan
5.750%, 08/17/2017	2,170	2,200
Nelson Education, Term Loan B-1
2.776%, 07/04/2014	1,466	1,245
NewPage, Term Loan
7.750%, 12/21/2018	2,289	2,321
Nielsen, Bridge Loan
0.000%, 10/01/2013 (I)	5,250	—
Novell, 2nd Lien
11.000%, 11/22/2018	777	771
Nuveen Investments, Term Loan B
0.000%, 02/28/2019 (H)	1,050	1,044
Obsidian Natural Gas Trust, Term Loan
7.000%, 11/02/2015	1,165	1,165
Ocean Rig, Cov-Lite, 1st Lien
5.500%, 09/02/2016	1,415	1,426
Ocwen Financial, Term Loan
5.000%, 02/15/2018	419	423
Oncure Dip, Unfunded Term Loan
0.000%, 12/14/2013 (H)	73	1
Oncure Holdings, Term Loan
8.000%, 12/14/2013	286	281
One Call Medical, Cov-Lite, Term Loan
5.500%, 08/19/2019	2,481	2,487
Pacific Drilling, 1st Lien
4.500%, 05/18/2018	2,250	2,258
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	1,585	1,605
Panolam Industries International, Term Loan
7.250%, 08/23/2017	896	890

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Performance Food Group, Cov-Lite, 2nd Lien
6.250%, 11/07/2019	$500	$494
Pierre Food, Term Loan, 2nd Lien
9.500%, 10/02/2017	4,475	4,539
Pra International, 2nd Lien
10.500%, 06/10/2019	500	507
Ranpak, 2nd Lien
8.500%, 04/10/2020	400	409
Reynolds & Reynolds Dealer Computer Services, 2nd Lien
0.000%, 02/05/2021 (H)	1,605	1,639
Rice Drilling B, Term Loan, 2nd Lien
8.500%, 10/25/2018	1,989	1,949
Rite Aid, 2nd Lien
5.750%, 08/21/2020	785	804
4.875%, 06/11/2021	1,250	1,256
Sabre Holdings, Term Loan
5.250%, 02/15/2019	3,390	3,420
Sirva Worldwide, Term Loan
7.500%, 03/22/2019	567	565
7.500%, 03/27/2019	1,129	1,126
Smart & Final, Cov-Lite, 2nd Lien
10.500%, 11/15/2020	1,181	1,197
Standard Aero, Term Loan B2
6.250%, 11/02/2018	774	780
State Class Tankers, Cov-Lite, 1st Lien
6.750%, 06/19/2020	1,035	1,040
Sumtotal Systems, Cov-Lite, Term Loan
6.250%, 11/16/2018	935	934
Sumtotal Systems, Term Loan
6.250%, 10/25/2019	6	6
SUPERVALU, Cov-Lite, 1st Lien
5.000%, 03/21/2019	4,875	4,886
Targus Group, Term Loan B
11.000%, 05/24/2016	479	451
Tenet Healthcare, Bridge Loan
0.000%, 06/24/2014 (I)	3,275	—
Texas Competitive, Extended Term Loan
4.766%, 10/10/2017	1,721	1,163
4.685%, 10/10/2017	3,044	2,057
Texas Competitive, Non-extended Term Loan
3.766%, 10/10/2014	2,613	1,776
3.685%, 10/10/2014	6,288	4,274
The Pantry, Term Loan B
5.750%, 08/03/2019	1,018	1,028
The Telx Group, Term Loan B
6.250%, 09/22/2017	1,106	1,104
Toys R Us, Term Loan
6.000%, 07/31/2019	1,985	1,957
Transtar Industries, 2nd Lien
9.750%, 10/09/2019	900	914
Travelport, 2nd Lien
9.500%, 01/31/2016	1,838	1,902
Travelport, Term Loan
6.250%, 06/21/2019	2,200	2,221

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

True Religion Apparel, Term Loan
5.875%, 07/30/2019	$1,550	$1,462
Univision Communications, Cov- Lite, 1st Lien
4.500%, 02/28/2020	529	527
US Shipping, 1st Lien
9.000%, 04/11/2018	1,000	1,018
Vertafore, Term Loan
9.750%, 10/29/2017	780	795
Wall Street Systems, Cov-Lite, 2nd Lien
9.250%, 04/24/2020	2,150	2,166
Walter Investment Management Company, Term Loan
5.750%, 11/28/2017	2,421	2,435

Total Loan Participations (Cost $215,510) ($ Thousands)		216,613

COLLATERALIZED DEBT OBLIGATIONS — 9.9%

Other Asset-Backed Securities — 9.9%
AMMC CDO, Ser 11A
0.000%, 10/30/2023	3,785	3,104
AMMC CLO IX, Ser 2011-9A
0.000%, 01/15/2022	2,881	2,852
AMMC CLO X, Ser 2012-10A, Cl A
0.000%, 04/11/2022	3,316	3,117
Battalion 2012-3A, Ser 2012-3A
0.000%, 01/18/2025	2,697	2,508
Battalion CLO
0.000% ‡‡‡	1,560	1,380
Battalion CLO II Warehouse
0.000% ‡‡‡	1,300	1,300
Claris III
0.565%, 08/04/2021	8,252	7,674
Crown Point CLO II Warehouse
0.000% ‡‡‡	2,740	2,740
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	7,644	7,421
Grayson CLO, Ser 2006-1A, Cl B
0.965%, 11/01/2021 (D)	6,599	5,642
Great Lakes CLO 2012-1, Ser 2012-1A
0.000%, 01/15/2023	2,877	2,906
Great Lakes CLO 2012-1, Ser 2012-1A, Cl E
5.768%, 01/15/2023 (D)	3,292	3,037
ICE EM CLO, Ser 2007-1A, Cl A3
1.246%, 08/15/2022 (D)	2,736	2,476
ICE EM CLO, Ser 2007-1A, Cl A2
0.996%, 08/15/2022 (D)	9,372	8,552
KKR CLO Trust, Ser 2012-1A, Cl C
4.773%, 12/15/2024 (D)	3,366	3,377
KVK CLO 2012-2, Ser 2012-2A
0.000%, 02/10/2025	2,956	2,631
KVK CLO 2013-1, Ser 2013-1A
0.000%, 04/14/2025	3,030	2,788

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024	$2,886	$1,948
Neuberger Berman CLO, Ser 2012-12A
0.000%, 07/25/2023	3,984	3,207
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.266%, 07/25/2023 (D)	1,202	1,202
Neuberger Berman CLO, Ser 2013-14A
0.000%, 04/28/2025 (A)	3,194	2,875
Newstar Trust, Ser 2007-1A, Cl A1
0.501%, 09/30/2022 (D)	9,215	8,958
NXT Capital CLO LLC, Ser 2012- 1A, Cl E
7.766%, 07/20/2022 (D)	3,047	3,047
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023	2,940	2,587
Red River CLO, Ser 2006-1A, Cl C
0.985%, 07/27/2018 (D)	7,544	6,790
Red River CLO, Ser 2006-1A, Cl D
1.915%, 07/27/2018 (D)	2,441	2,087
Rockwall CDO II, Ser 2007-1A, Cl A1LA
0.515%, 08/01/2024 (D)	87,470	80,035
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.765%, 08/01/2021 (D)	23,922	21,530
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.565%, 08/01/2021 (D)	2,462	2,376
Venture CDO, Ser 2012-11A
0.000%, 11/14/2022	4,583	3,598
Venture X CLO, Ser 2012-10A
0.000%, 07/20/2022	2,034	1,892
Venture X CLO, Ser 2013-12A
0.000%, 02/28/2024	3,067	2,975
Venture XIV CLO, Ser 2013-14A ‡‡‡
0.000%	2,927	2,707
0.000%	113	—

Total Collateralized Debt Obligations (Cost $187,736) ($ Thousands)		211,319

PREFERRED STOCK — 1.1%
Ally Financial, 7.000% (A) (D)	17,215	11,564
Aspen Insurance Holdings, 5.950% (D)	92,000	2,215
Ceva Holdings, 0.000% *	1,214	880
Chesapeake Energy, 5.750% (A)	780	859
Dana Holdings, 4.000% (A)	5,754	1,011
GMAC Capital Trust I, 8.130% (D)	28,000	742
Halcon Resources, 5.750%	628	605

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat, 5.750%	8,100	$489
Regions Financial, 6.380%	149,200	3,442
SandRidge Energy, 7.000%	9,200	859

Total Preferred Stock (Cost $20,554) ($ Thousands)		22,666

MUNICIPAL BONDS — 0.5%
California State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/2047	$2,200	1,605
New Jersey State, Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
4.750%, 06/01/2034	4,345	2,992
Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/2041	9,775	6,564

Total Municipal Bonds (Cost $10,990) ($ Thousands)		11,161

CONVERTIBLE BONDS — 0.2%
Equinix CV to 11.8599
4.750%, 06/15/2016	303	648
Liberty Media CV to 16.7764
4.000%, 11/15/2029	2,113	1,261
3.750%, 02/15/2030	4,207	2,479
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	1,950	—
Vector Group CV to 48.8281
3.875%, 06/15/2026 (D)	369	405

Total Convertible Bonds (Cost $4,832) ($ Thousands)		4,793

COMMON STOCK — 0.2%
Aventine Renewable Energy
Holdings *	1,334	23
Ceva Holdings *	561	406
Core-Mark Holding	691	43
Dana Holdings	70,421	1,476
Delta Air Lines	2,369	47
Global Aviation Holdings, Cl A *	101,199	—
HMH Holdings Delaware * (F)	40,917	1,238
Neenah Enterprises *	21,556	140
United Continental Holdings *	21	1
VSS AHC, Cl A * (E) (F) (G)	29,628	179

Total Common Stock (Cost $4,790) ($ Thousands)		3,553

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

	Number Of Warrants
WARRANTS — 0.1%
B&G Foods, Expires 03/15/17 *	2,025	$—
CUI Acquisition * ‡‡ (E) (F)	46,959	1,878
Medical Card Systems * ‡‡	20,372	—

Total Warrants (Cost $3,901) ($ Thousands)		1,878

ASSET-BACKED SECURITY — 0.0%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.734%, 03/15/2019 (D)	$1,613	613

Total Asset-Backed Security (Cost $1,124) ($ Thousands)		613

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	59,884,572	59,885

Total Cash Equivalent (Cost $59,885) ($ Thousands)		59,885

Total Investments — 98.7% (Cost $2,056,571) ($ Thousands) ††		$2,100,340

18	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

The open swap agreements held by the Fund at August 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.20 Index	BUY	5.00%	06/20/2018	$17,920	$239

For the period ended August 31, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,127,438 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $2,056,571 ($ Thousands), and the unrealized appreciation and depreciation were $93,432 ($ Thousands) and $(49,663) ($ Thousands), respectively.

‡‡	Expiration date is unavailable.

‡‡‡	Maturity date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2013. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(E)	Securities considered illiquid. The total value of such securities as of August 31, 2013 was $4,654 ($ Thousands) and represented 0.22% of Net Assets.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2013 was $6,441 ($ Thousands) and represented 0.30% of Net Assets.

(G)	Securities considered restricted. The total value of such securities as of August 31, 2013 was $180 ($ Thousands) and represented 0.01% of Net Assets.

(H)	Unsettled bank loan. Interest rate not available.

(I)	Unfunded bank loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,565,112	$2,747	$1,567,859
Loan Participations	—	205,696	10,917	216,613
Collateralized Debt Obligations	—	1,827	209,492	211,319
Preferred Stock	4,103	18,563	—	22,666
Municipal Bonds	—	11,161	—	11,161
Convertible Bonds	—	4,793	—	4,793
Common Stock	1,590	1,238	725	3,553
Warrants	—	—	1,878	1,878
Asset-Backed Security	—	613	—	613
Cash Equivalent	59,885	—	—	59,885

Total Investments in Securities	$65,578	$1,809,003	$225,759	$2,100,340

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps *
Unrealized Appreciation	$—	$239	$—	$239

Total Other Financial Instruments	$—	$239	$—	$239

*	Swaps are valued at the unrealized appreciation on the instrument.

(1)	Of the $226,560 ($ Thousands) in Level 3 securities as of August 31, 2013, $6,441 or 0.30% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

19	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2013

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Common Stock	Investments in Warrants
Beginning balance as June 1, 2013	$5,048	$9,968	$212,254	$510	$1,878
Accrued discounts/premiums	11	(17)	745	—	—
Realized gain/(loss)	1	40	183	—	—
Change in unrealized appreciation/(depreciation)	102	(127)	773	(247)	—
Purchases	157	7,458	2,473	462	—
Sales	(4)	(2,942)	(6,936)	—	—
Net transfer into Level 3	—	—	—	—	—
Net transfer out of Level 3	(2,568)	(3,463)	—	—	—

Ending balance as of August 31, 2013	$2,747	$10,917	$209,492	$725	$1,878

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$102	$(127)	$773	$(247)	$—

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of August 31, 2013, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at August 31, 2013, were as follows:

	Face Amount ($ Thousands)/Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	2,600	11/30/2010	11/30/2010	$—	$1	0.00%
VSS AHC, Cl A	29,628	9/25/2009	9/25/2009	551	179	0.01

				$551	$180	0.01%

20	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 54.5%

Consumer Discretionary — 6.3%
AutoZone
3.125%, 07/15/2023	$1,860	$1,710
Comcast
6.950%, 08/15/2037	2,620	3,307
6.500%, 01/15/2017	100	116
6.450%, 03/15/2037	6,200	7,392
6.400%, 05/15/2038	6,116	7,259
5.900%, 03/15/2016	100	112
5.700%, 07/01/2019	100	116
4.650%, 07/15/2042	1,820	1,741
4.250%, 01/15/2033	4,000	3,809
Comcast Cable Communications Holdings
9.455%, 11/15/2022	950	1,331
COX Communications
7.625%, 06/15/2025	300	345
6.950%, 06/01/2038 (A)	3,183	3,368
4.700%, 12/15/2042 (A)	4,400	3,571
CVS Caremark
6.250%, 06/01/2027	1,690	2,010
6.125%, 09/15/2039	3,855	4,479
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,134	7,689
DIRECTV Holdings
6.350%, 03/15/2040	775	768
6.000%, 08/15/2040	5,705	5,445
5.150%, 03/15/2042	3,805	3,276
Discovery Communications
4.950%, 05/15/2042	250	232
4.875%, 04/01/2043	4,875	4,496
Ford Motor
7.450%, 07/16/2031	2,033	2,450
7.400%, 11/01/2046	4,665	5,557
4.750%, 01/15/2043	2,500	2,210
Home Depot
4.200%, 04/01/2043	1,035	963
Lowe’s
6.875%, 02/15/2028	100	123
5.125%, 11/15/2041	5,495	5,720
McDonald’s MTN
6.300%, 03/01/2038	4,475	5,582
4.875%, 07/15/2040	940	986
3.700%, 02/15/2042	490	427
NBC Universal Media
6.400%, 04/30/2040	1,975	2,361
5.950%, 04/01/2041	2,075	2,353
News America
8.450%, 08/01/2034	160	209
8.150%, 10/17/2036	1,735	2,184
7.850%, 03/01/2039	3,900	4,979
7.750%, 01/20/2024	125	148
7.625%, 11/30/2028	4,161	5,065
7.430%, 10/01/2026	200	238
6.900%, 08/15/2039	4,250	4,952
6.750%, 01/09/2038	1,250	1,367
6.400%, 12/15/2035	875	968
6.150%, 02/15/2041	4,600	5,066
Target
7.000%, 01/15/2038	757	981
6.650%, 08/01/2028	460	547
4.000%, 07/01/2042	3,165	2,852

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TCI Communications
7.875%, 02/15/2026	$3,040	$3,945
Time Warner
7.700%, 05/01/2032	4,349	5,500
7.625%, 04/15/2031	10,735	13,490
6.250%, 03/29/2041	5,400	5,918
Time Warner Cable
8.750%, 02/14/2019	3,500	4,155
6.750%, 06/15/2039	3,830	3,772
5.875%, 11/15/2040	1,565	1,407
5.500%, 09/01/2041	1,475	1,260
4.500%, 09/15/2042	2,895	2,250
Time Warner Entertainment
8.375%, 07/15/2033	3,880	4,333
Viacom
5.850%, 09/01/2043	5,965	6,062
4.375%, 03/15/2043	6,628	5,441
4.250%, 09/01/2023	2,025	2,004
Wal-Mart Stores
7.550%, 02/15/2030	860	1,167
6.200%, 04/15/2038	2,650	3,224
5.625%, 04/01/2040	5,940	6,783
5.625%, 04/15/2041	4,245	4,852
5.250%, 09/01/2035	50	54
5.000%, 10/25/2040	2,440	2,565
4.000%, 04/11/2043	960	862
Yum! Brands
6.875%, 11/15/2037	1,785	2,099

		202,003

Consumer Staples — 3.6%
Ahold Finance USA
6.875%, 05/01/2029	915	1,094
Altria Group
10.200%, 02/06/2039	2,640	4,008
4.250%, 08/09/2042	1,440	1,185
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	4,800	4,371
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	2,490	3,600
6.375%, 01/15/2040	2,075	2,584
3.750%, 07/15/2042	5,924	5,188
2.500%, 07/15/2022	2,775	2,551
Archer-Daniels-Midland
7.000%, 02/01/2031	25	31
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	900	882
Bestfoods
7.250%, 12/15/2026	170	227
Bowdoin College
4.693%, 07/01/2112	11,563	9,847
ConAgra Foods
6.625%, 08/15/2039 (A)	1,415	1,643
4.650%, 01/25/2043	1,305	1,197
3.200%, 01/25/2023	2,025	1,892
Diageo Capital
2.625%, 04/29/2023	2,940	2,688
Diageo Investment
4.250%, 05/11/2042	430	398
General Mills
5.400%, 06/15/2040	815	888
Heineken
2.750%, 04/01/2023 (A)	6,120	5,526

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kellogg
3.125%, 05/17/2022	$1,830	$1,762
Kraft Foods Group
6.875%, 01/26/2039	865	1,056
5.000%, 06/04/2042	4,045	3,969
Kroger
5.000%, 04/15/2042	950	921
Lorillard Tobacco
8.125%, 05/01/2040	965	1,097
7.000%, 08/04/2041	3,665	3,777
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,214	2,632
Mondelez International
7.000%, 08/11/2037	1,305	1,603
6.875%, 02/01/2038	5,090	6,152
6.500%, 02/09/2040	6,060	7,150
Pepsi Bottling Group
7.000%, 03/01/2029	365	465
PepsiCo
5.500%, 01/15/2040	1,725	1,900
4.000%, 03/05/2042	2,000	1,789
Pernod Ricard
5.500%, 01/15/2042 (A)	880	898
4.450%, 01/15/2022 (A)	350	357
Philip Morris International
6.375%, 05/16/2038	360	429
4.500%, 03/20/2042	4,985	4,677
4.125%, 03/04/2043	2,090	1,852
3.875%, 08/21/2042	2,575	2,221
President and Fellows of Harvard College
5.625%, 10/01/2038	3,149	3,627
3.619%, 10/01/2037	2,000	1,735
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,874	8,907
Tufts University
5.017%, 04/15/2112	3,776	3,595
Unilever Capital
5.900%, 11/15/2032	975	1,191
University of Southern California
5.250%, 10/01/2111	1,765	1,943

		115,505

Energy — 8.2%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,436	2,559
Anadarko Finance
7.500%, 05/01/2031	3,055	3,821
Anadarko Holding
7.150%, 05/15/2028	2,990	3,560
Anadarko Petroleum
6.450%, 09/15/2036	590	689
Apache
5.250%, 02/01/2042	310	318
4.750%, 04/15/2043	5,165	4,986
4.250%, 01/15/2044	5,640	5,019
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	4,683
Burlington Resources Finance
7.200%, 08/15/2031	25	33
Canadian Natural Resources
6.250%, 03/15/2038	3,850	4,375
5.850%, 02/01/2035	150	161

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cenovus Energy
6.750%, 11/15/2039	$2,255	$2,702
5.200%, 09/15/2043	930	928
3.800%, 09/15/2023	250	247
CNOOC Finance
3.875%, 05/02/2022 (A)	2,550	2,463
3.000%, 05/09/2023	2,025	1,799
Conoco Funding
7.250%, 10/15/2031	895	1,184
6.950%, 04/15/2029	1,760	2,250
ConocoPhillips
6.500%, 02/01/2039	5,400	6,828
5.900%, 05/15/2038	4,623	5,424
Devon Energy
7.950%, 04/15/2032	285	373
5.600%, 07/15/2041	4,690	4,867
4.750%, 05/15/2042	1,810	1,668
El Paso Natural Gas
8.375%, 06/15/2032	465	610
7.500%, 11/15/2026	2,675	3,360
Encana
6.500%, 02/01/2038	3,795	4,190
Energy Transfer Partners
8.250%, 11/15/2029 (A)	1,825	2,233
6.500%, 02/01/2042	3,000	3,234
Eni
5.700%, 10/01/2040 (A)	3,430	3,261
Enterprise Products Operating
6.650%, 10/15/2034	2,380	2,831
6.125%, 10/15/2039	385	431
5.700%, 02/15/2042	7,727	8,231
4.850%, 03/15/2044	2,000	1,913
4.450%, 02/15/2043	2,990	2,693
Gazprom OAO Via Gaz Capital
4.950%, 02/06/2028 (A)	2,675	2,260
Gulf South Pipeline
4.000%, 06/15/2022	2,650	2,594
Halliburton
7.600%, 08/15/2096 (A)	695	940
Hess
5.600%, 02/15/2041	1,960	2,014
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	8,255
3.950%, 09/01/2022	2,560	2,501
LASMO
7.300%, 11/15/2027	1,510	1,843
Marathon Oil
6.600%, 10/01/2037	3,820	4,549
Marathon Petroleum
6.500%, 03/01/2041	3,020	3,326
Motiva Enterprises
6.850%, 01/15/2040 (A)	8,535	10,465
Nexen
7.500%, 07/30/2039	2,760	3,387
7.400%, 05/01/2028	2,390	2,803
6.400%, 05/15/2037	1,925	2,085
Noble Energy
4.150%, 12/15/2021	770	787
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	874
Petrobras Global Finance
5.625%, 05/20/2043	6,255	5,018
4.375%, 05/20/2023	2,470	2,161

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrobras International Finance
6.875%, 01/20/2040	$5,360	$5,062
6.750%, 01/27/2041	1,770	1,644
5.875%, 03/01/2018	600	635
Petro-Canada
7.875%, 06/15/2026	35	46
6.800%, 05/15/2038	1,000	1,200
5.950%, 05/15/2035	760	824
Petroleos Mexicanos
6.500%, 06/02/2041 (A)	3,095	3,080
5.500%, 06/27/2044 (A)	3,000	2,603
5.500%, 06/27/2044	780	677
Phillips 66
5.875%, 05/01/2042	5,450	5,812
Plains All American Pipeline
3.850%, 10/15/2023	4,397	4,342
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)	2,000	1,790
Shell International Finance
6.375%, 12/15/2038	4,118	5,167
Shell International Finance BV
4.550%, 08/12/2043	8,690	8,697
3.400%, 08/12/2023	2,225	2,197
Sinopec Capital 2013
3.125%, 04/24/2023 (A)	1,875	1,681
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	975	946
Southern Natural Gas
8.000%, 03/01/2032	655	848
7.350%, 02/15/2031	1,223	1,474
Spectra Energy Capital
6.750%, 02/15/2032	3,450	3,686
3.300%, 03/15/2023	6,180	5,500
Statoil
6.800%, 01/15/2028	400	512
6.500%, 12/01/2028 (A)	1,050	1,297
5.100%, 08/17/2040	485	510
3.950%, 05/15/2043	2,535	2,268
2.450%, 01/17/2023	2,375	2,170
Suncor Energy
6.850%, 06/01/2039	1,590	1,925
6.500%, 06/15/2038	1,975	2,319
Tennessee Gas Pipeline
8.375%, 06/15/2032	4,255	5,642
7.000%, 10/15/2028	6,977	8,403
Total Capital International
3.700%, 01/15/2024	3,565	3,556
TransCanada PipeLines
7.625%, 01/15/2039	4,215	5,657
7.250%, 08/15/2038	1,670	2,164
6.100%, 06/01/2040	1,395	1,610
Transcontinental Gas Pipe Line
7.250%, 12/01/2026	1,660	2,117
5.400%, 08/15/2041	1,545	1,601
4.450%, 08/01/2042	1,130	1,027
Valero Energy
10.500%, 03/15/2039	3,740	5,544
Weatherford International
5.950%, 04/15/2042	4,355	4,162

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams
8.750%, 03/15/2032	$472	$586
7.875%, 09/01/2021	545	648
7.750%, 06/15/2031	1,150	1,315

		262,730

Financials — 14.0%
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,373
Aflac
6.900%, 12/17/2039	2,900	3,624
6.450%, 08/15/2040	2,510	2,985
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,917	6,000
American Express
4.050%, 12/03/2042	4,426	3,885
American International Group
4.875%, 06/01/2022	1,760	1,878
Assurant
6.750%, 02/15/2034	2,634	2,831
Bank of America MTN
7.800%, 09/15/2016	65	74
6.000%, 09/01/2017	355	399
6.000%, 10/15/2036	4,045	4,574
5.875%, 02/07/2042	2,000	2,223
5.750%, 12/01/2017	5,750	6,434
5.650%, 05/01/2018	2,360	2,629
5.625%, 07/01/2020	675	743
5.000%, 05/13/2021	500	529
3.300%, 01/11/2023	2,595	2,399
Bear Stearns
7.250%, 02/01/2018	400	476
Berkshire Hathaway
4.500%, 02/11/2043	6,677	6,288
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,209
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	4,482	4,855
Camden Property Trust ‡
4.625%, 06/15/2021	1,325	1,389
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	7,115	6,604
CDP Financial
5.600%, 11/25/2039 (A)	6,055	6,916
Chase Capital VI
0.890%, 08/01/2028 (B)	2,435	2,009
Chubb
6.500%, 05/15/2038	4,040	5,109

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
8.500%, 05/22/2019	$75	$95
8.125%, 07/15/2039	5,015	6,903
6.875%, 03/05/2038	3,670	4,578
6.875%, 02/15/2098	4,559	4,847
6.625%, 06/15/2032	600	641
6.375%, 08/12/2014	50	53
6.125%, 11/21/2017	100	115
6.125%, 08/25/2036	2,705	2,712
6.010%, 01/15/2015	50	53
6.000%, 12/13/2013	125	127
6.000%, 08/15/2017	50	57
5.850%, 12/11/2034	249	269
5.500%, 02/15/2017	2,880	3,126
5.300%, 01/07/2016	2,000	2,161
4.587%, 12/15/2015	39	42
3.500%, 05/15/2023	580	523
2.650%, 03/02/2015	150	153
0.812%, 08/25/2036 (B)	850	681
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (A)	1,750	1,946
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/2110 (A)	4,273	4,321
Devon OEI Operating
7.500%, 09/15/2027	1,000	1,271
Discover Bank
8.700%, 11/18/2019	1,014	1,281
Discover Financial Services
3.850%, 11/21/2022	3,261	3,077
Farmers Exchange Capital
7.050%, 07/15/2028 (A)	12,307	14,644
FMR
5.150%, 02/01/2043 (A)	2,750	2,639
Ford Holdings
9.300%, 03/01/2030	2,200	3,023
Ford Motor Credit
4.375%, 08/06/2023	700	683
General Electric Capital MTN
7.500%, 08/21/2035	385	500
6.875%, 01/10/2039	12,775	15,491
6.750%, 03/15/2032	7,082	8,486
5.875%, 01/14/2038	16,385	17,770
Goldman Sachs Group
6.750%, 10/01/2037	15,515	16,012
6.250%, 02/01/2041	4,588	5,117
6.125%, 02/15/2033	8,190	8,925
5.950%, 01/15/2027	4,611	4,748
Hartford Financial Services Group
6.625%, 03/30/2040	1,939	2,333
6.100%, 10/01/2041	3,585	4,114
5.950%, 10/15/2036	785	871
4.300%, 04/15/2043	1,680	1,505
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,428
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	100	96
HCP ‡
6.750%, 02/01/2041	4,990	5,824
Health Care ‡
6.500%, 03/15/2041	931	1,013
5.125%, 03/15/2043	12,674	11,463

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Healthcare Realty Trust ‡
5.750%, 01/15/2021	$525	$567
Highmark
6.125%, 05/15/2041 (A)	3,205	2,851
HSBC Bank USA
7.000%, 01/15/2039	3,510	4,201
5.625%, 08/15/2035	1,660	1,702
HSBC Holdings
7.625%, 05/17/2032	720	878
6.800%, 06/01/2038	335	394
6.500%, 09/15/2037	4,200	4,759
5.100%, 04/05/2021	3,531	3,860
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	315	356
ING Bank
1.674%, 06/09/2014 (A) (B)	1,050	1,059
International Lease Finance
7.125%, 09/01/2018 (A)	425	472
JPMorgan Chase
6.400%, 05/15/2038	400	475
6.300%, 04/23/2019	1,775	2,063
5.600%, 07/15/2041	7,260	7,882
5.500%, 10/15/2040	100	108
5.400%, 01/06/2042	320	340
3.250%, 09/23/2022	1,260	1,180
0.602%, 06/13/2016 (B)	2,000	1,968
JPMorgan Chase Capital XIII
1.226%, 09/30/2034 (B)	3,900	3,217
KKR Group Finance II
5.500%, 02/01/2043 (A)	9,566	8,599
Liberty Mutual Group
6.500%, 05/01/2042 (A)	4,890	5,391
Lloyds TSB Bank MTN
6.500%, 09/14/2020 (A)	790	859
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	7,624
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,050	2,976
5.375%, 12/01/2041 (A)	3,210	3,348
Merrill Lynch
8.950%, 05/18/2017 (B)	1,340	1,496
8.680%, 05/02/2017 (B)	1,305	1,445
7.750%, 05/14/2038	420	506
6.110%, 01/29/2037	3,660	3,726
MetLife
6.400%, 12/15/2036	2,520	2,533
5.875%, 02/06/2041	1,240	1,410
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	442
3.000%, 01/10/2023 (A)	1,845	1,733
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,465
Morgan Stanley
6.625%, 04/01/2018	4,365	5,003
6.375%, 07/24/2042	6,369	7,076
5.625%, 09/23/2019	11,775	12,962
4.100%, 05/22/2023	305	280
3.750%, 02/25/2023	2,205	2,095
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	500	510

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Rural Utilities Cooperative Finance MTN
8.000%, 03/01/2032	$427	$583
Nationwide Mutual Insurance
7.875%, 04/01/2033 (A)	4,016	4,821
New York Life Insurance
6.750%, 11/15/2039 (A)	6,515	8,053
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	3,840	4,421
Principal Financial Group
4.625%, 09/15/2042	1,310	1,244
4.350%, 05/15/2043	1,325	1,201
Prudential Financial MTN
6.625%, 12/01/2037	3,550	4,262
6.200%, 11/15/2040	1,075	1,231
5.700%, 12/14/2036	3,385	3,609
5.100%, 08/15/2043	2,045	2,043
Prudential Holdings
8.695%, 12/18/2023 (A)	3,087	3,862
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	5,675
Realty Income ‡
4.650%, 08/01/2023	3,935	3,981
Royal Bank of Scotland Group
7.648%, 08/31/2049 (B)	1,900	1,852
Security Benefit Life
7.450%, 10/01/2033 (A)	5,755	6,060
Simon Property Group ‡
6.750%, 02/01/2040	4,740	5,808
4.750%, 03/15/2042	3,460	3,301
SL Green Realty ‡
5.000%, 08/15/2018	1,000	1,058
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,660	5,751
Travelers
5.350%, 11/01/2040	2,215	2,469
Ventas Realty ‡
4.750%, 06/01/2021	2,500	2,607
Wachovia Bank
6.600%, 01/15/2038	3,030	3,701
6.000%, 11/15/2017	300	343
5.850%, 02/01/2037	4,680	5,228
WEA Finance
6.750%, 09/02/2019 (A)	2,090	2,468
Wells Fargo
4.125%, 08/15/2023	2,670	2,616
Wells Fargo Bank
5.950%, 08/26/2036	1,000	1,131
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	1,939	2,065

		452,407

Health Care — 3.4%
AbbVie
4.400%, 11/06/2042	4,505	4,207
Amgen
6.400%, 02/01/2039	3,400	3,813
5.750%, 03/15/2040	910	957
5.375%, 05/15/2043	5,850	5,867
5.150%, 11/15/2041	3,700	3,600
4.950%, 10/01/2041	825	779

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AstraZeneca
6.450%, 09/15/2037	$3,522	$4,279
4.000%, 09/18/2042	1,825	1,638
Bristol-Myers Squibb
6.875%, 08/01/2097	1,800	2,247
Catholic Health Initiatives
4.350%, 11/01/2042	4,046	3,633
Celgene
5.700%, 10/15/2040	5,085	5,297
Coventry Health Care
5.450%, 06/15/2021	500	552
Covidien International Finance
2.950%, 06/15/2023	1,290	1,203
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,405	4,236
Howard Hughes Medical Institute
3.500%, 09/01/2023	3,500	3,452
Humana
4.625%, 12/01/2042	583	520
Johnson & Johnson
5.850%, 07/15/2038	1,725	2,076
Kaiser Foundation Hospitals
4.875%, 04/01/2042	1,055	1,034
McKesson
2.700%, 12/15/2022	3,050	2,812
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,097
Medtronic
2.750%, 04/01/2023	7,350	6,831
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	1,852
Merck
6.550%, 09/15/2037	835	1,069
6.500%, 12/01/2033	405	515
4.150%, 05/18/2043	3,560	3,326
3.600%, 09/15/2042	1,830	1,553
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	460	539
5.760%, 05/03/2037	2,236	2,678
North Shore Long Island Jewish Health Care
4.800%, 11/01/2042	4,615	4,252
NYU Hospitals Center
5.750%, 07/01/2043	4,485	4,603
4.428%, 07/01/2042	4,230	3,509
Pfizer
7.200%, 03/15/2039	1,290	1,761
4.300%, 06/15/2043	3,620	3,436
Roche Holdings
7.000%, 03/01/2039 (A)	4,040	5,416
St. Barnabas
4.000%, 07/01/2028	4,375	4,003
Stryker
4.100%, 04/01/2043	2,220	2,023
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	2,766
UnitedHealth Group
6.625%, 11/15/2037	1,855	2,289
WellPoint
4.650%, 01/15/2043	675	625

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wyeth
6.000%, 02/15/2036	$2,985	$3,526
5.950%, 04/01/2037	936	1,108

		110,979

Industrials — 4.8%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	2,970	3,050
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (A)	8,290	8,207
BAE Systems
5.800%, 10/11/2041 (A)	4,995	5,204
Boeing
6.875%, 03/15/2039	531	716
6.625%, 02/15/2038	720	919
5.875%, 02/15/2040	3,385	4,097
Burlington Northern Santa Fe
6.200%, 08/15/2036	5,600	6,341
6.150%, 05/01/2037	1,100	1,247
5.750%, 05/01/2040	1,105	1,208
5.150%, 09/01/2043	2,075	2,105
4.400%, 03/15/2042	4,430	4,038
4.375%, 09/01/2042	1,590	1,442
3.450%, 09/15/2021	10	10
Caterpillar
3.803%, 08/15/2042	7,353	6,362
Continental Airlines, Pass- Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	5,184	5,521
Continental Airlines, Pass- Through Trust, Ser 2009-1
9.000%, 07/08/2016	5,238	5,946
Continental Airlines, Pass- Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	2,480	2,399
CSX
4.750%, 05/30/2042	2,225	2,139
Deere
3.900%, 06/09/2042	2,460	2,192
EADS Finance
2.700%, 04/17/2023 (A)	2,500	2,267
FedEx
3.875%, 08/01/2042	9,167	7,593
General Dynamics
3.600%, 11/15/2042	2,640	2,224
General Electric
4.125%, 10/09/2042	6,615	6,039
Heathrow Funding
4.875%, 07/15/2021 (A)	3,070	3,199
Lockheed Martin
4.070%, 12/15/2042	7,491	6,619
Norfolk Southern
6.000%, 03/15/2105	3,703	4,034
6.000%, 05/23/2111	8,139	8,866
5.590%, 05/17/2025	68	76
Northrop Grumman
4.750%, 06/01/2043	13,600	12,984
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	265	294
Precision Castparts
2.500%, 01/15/2023	1,790	1,636

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Republic Services
3.550%, 06/01/2022	$2,025	$1,963
Sydney Airport Finance
3.900%, 03/22/2023 (A)	4,500	4,213
Union Pacific
6.250%, 05/01/2034	39	46
4.821%, 02/01/2044 (A)	4,838	4,881
United Parcel Service of America
7.620%, 04/01/2020	325	445
United Technologies
5.700%, 04/15/2040	9,355	10,885
4.500%, 06/01/2042	5,305	5,225
3.100%, 06/01/2022	2,045	1,993
US Airways, Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/2023	1,821	1,999
Waste Management
4.600%, 03/01/2021	2,662	2,827

		153,451

Information Technology — 1.4%
Apple
3.850%, 05/04/2043	9,926	8,491
Cisco Systems
5.900%, 02/15/2039	1,350	1,583
Corning
5.750%, 08/15/2040	555	616
eBay
4.000%, 07/15/2042	1,805	1,517
EMC
2.650%, 06/01/2020	3,290	3,220
Intel
4.000%, 12/15/2032	4,255	3,980
International Business Machines
4.000%, 06/20/2042	3,133	2,870
3.375%, 08/01/2023	2,940	2,883
Juniper Networks
5.950%, 03/15/2041	4,430	4,542
Microsoft
3.500%, 11/15/2042	5,022	4,136
Motorola Solutions
7.500%, 05/15/2025	780	936
Oracle
6.500%, 04/15/2038	4,990	6,228
5.375%, 07/15/2040	1,510	1,656
3.625%, 07/15/2023	2,320	2,302

		44,960

Materials — 2.0%
ArcelorMittal
7.500%, 10/15/2039	3,905	3,593
7.250%, 03/01/2041	350	314
Barrick North America Finance
5.750%, 05/01/2043 (A)	4,755	4,050
Dow Chemical
4.375%, 11/15/2042	3,650	3,212
Freeport-McMoRan Copper
5.450%, 03/15/2043 (A)	11,987	10,336
3.875%, 03/15/2023 (A)	4,485	4,003
Newcrest Finance
5.750%, 11/15/2041 (A)	5,847	4,511
Newmont Mining
4.875%, 03/15/2042	7,157	5,553
Praxair
3.550%, 11/07/2042	2,045	1,718

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rio Tinto Finance USA
7.125%, 07/15/2028	$410	$500
4.125%, 08/21/2042	670	560
Rohm & Haas
7.850%, 07/15/2029	2,615	3,474
Southern Copper
7.500%, 07/27/2035	2,824	2,862
Teck Resources
6.000%, 08/15/2040	180	166
5.400%, 02/01/2043	3,890	3,352
5.200%, 03/01/2042	1,550	1,291
Vale
5.625%, 09/11/2042	4,045	3,378
Vale Overseas
6.875%, 11/21/2036	2,545	2,465
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	8,944	7,893
5.550%, 10/25/2042 (A)	3,100	2,576

		65,807

Telecommunication Services — 3.2%
Alltel
7.875%, 07/01/2032	1,175	1,542
6.800%, 05/01/2029	490	582
America Movil
6.375%, 03/01/2035	535	569
4.375%, 07/16/2042	5,030	4,046
AT&T
6.500%, 09/01/2037	4,025	4,578
6.300%, 01/15/2038	2,275	2,536
5.550%, 08/15/2041	8,065	8,256
5.350%, 09/01/2040	9,229	9,183
4.350%, 06/15/2045	6,963	5,946
4.300%, 12/15/2042	2,926	2,514
British Telecommunications
9.625%, 12/15/2030 (C)	2,070	3,129
CenturyLink
7.650%, 03/15/2042	3,035	2,731
5.800%, 03/15/2022	350	330
Deutsche Telekom International Finance
9.250%, 06/01/2032	745	1,105
8.750%, 06/15/2030	2,660	3,725
4.875%, 03/06/2042 (A)	2,980	2,826
GTE
6.940%, 04/15/2028	1,360	1,600
Koninklijke KPN
8.375%, 10/01/2030	1,920	2,472
Telecom Italia Capital
7.721%, 06/04/2038	1,370	1,350
7.200%, 07/18/2036	550	535
6.000%, 09/30/2034	280	242
Telefonica Emisiones SAU
7.045%, 06/20/2036	3,375	3,590
4.570%, 04/27/2023	2,695	2,548
Verizon Communications
7.750%, 12/01/2030	670	854
7.350%, 04/01/2039	2,890	3,594
6.400%, 02/15/2038	7,368	8,318
6.250%, 04/01/2037	760	838
6.000%, 04/01/2041	495	533
4.750%, 11/01/2041	5,095	4,670
3.850%, 11/01/2042	6,100	4,898

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vodafone Group
4.375%, 02/19/2043	$16,115	$14,288

		103,928

Utilities — 7.6%
AGL Capital
5.875%, 03/15/2041	2,593	2,907
Arizona Public Services
8.000%, 12/30/2015	71	75
Baltimore Gas & Electric
5.200%, 06/15/2033	2,815	2,901
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,042
Bruce Mansfield Unit
6.850%, 06/01/2034	1,602	1,670
CenterPoint Energy Resources
6.250%, 02/01/2037	2,666	3,060
Cleco Power
6.000%, 12/01/2040	1,105	1,198
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,221
6.300%, 08/15/2037	1,440	1,768
Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	1,931	1,101
Dominion Resources
5.250%, 08/01/2033	6,405	6,922
4.900%, 08/01/2041	4,973	5,014
DTE Electric
4.000%, 04/01/2043	5,024	4,573
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,604
5.300%, 02/15/2040	7,095	7,730
4.000%, 09/30/2042	2,110	1,916
3.050%, 08/15/2022	1,420	1,345
Duke Energy Florida
6.400%, 06/15/2038	510	627
6.350%, 09/15/2037	4,230	5,190
Duke Energy Indiana
6.350%, 08/15/2038	1,430	1,761
4.900%, 07/15/2043	1,960	2,021
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,296
5.900%, 12/01/2021 (A)	750	835
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,171
Entergy Louisiana
6.300%, 09/01/2035	300	300
4.440%, 01/15/2026	3,210	3,265
Entergy Texas
7.125%, 02/01/2019	1,435	1,691
Exelon
5.625%, 06/15/2035	1,250	1,293
Exelon Generation
6.250%, 10/01/2039	200	210
5.750%, 10/01/2041	6,231	6,183
5.600%, 06/15/2042	7,550	7,334
FirstEnergy, Ser C
7.375%, 11/15/2031	5,705	5,773
Florida Power & Light
5.960%, 04/01/2039	2,955	3,563
5.690%, 03/01/2040	5,000	5,842
5.400%, 09/01/2035	3,200	3,602

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Power
5.950%, 02/01/2039	$3,850	$4,431
5.400%, 06/01/2040	7,610	8,227
4.300%, 03/15/2042	1,905	1,740
4.300%, 03/15/2043	2,075	1,889
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	2,200	2,318
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,465
4.875%, 11/01/2041 (A)	2,130	2,104
ITC Holdings
5.300%, 07/01/2043	1,795	1,785
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	92	93
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,176
Kentucky Utilities
5.125%, 11/01/2040	2,025	2,224
KeySpan Gas East
5.819%, 04/01/2041 (A)	5,985	6,758
Metropolitan Edison
7.700%, 01/15/2019	350	424
MidAmerican Energy MTN
6.750%, 12/30/2031	750	937
5.800%, 10/15/2036	840	962
MidAmerican Energy Holdings
6.500%, 09/15/2037	3,860	4,582
6.125%, 04/01/2036	1,903	2,167
MidAmerican Funding
6.927%, 03/01/2029	170	209
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,840
4.500%, 06/01/2021	2,205	2,321
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,771
2.721%, 11/28/2022 (A)	700	642
Nisource Finance
5.950%, 06/15/2041	545	581
5.250%, 02/15/2043	670	647
4.800%, 02/15/2044	1,705	1,545
Northeast Utilities
2.800%, 05/01/2023	2,120	1,950
Northern States Power
5.350%, 11/01/2039	2,695	3,043
3.400%, 08/15/2042	1,015	839
Oncor Electric Delivery
7.500%, 09/01/2038	600	797
5.300%, 06/01/2042	13,690	14,628
5.250%, 09/30/2040	2,165	2,300
4.550%, 12/01/2041	1,880	1,835
4.100%, 06/01/2022	2,380	2,451
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,180
6.250%, 03/01/2039	1,910	2,226
6.050%, 03/01/2034	3,675	4,174
5.800%, 03/01/2037	2,226	2,459
4.600%, 06/15/2043	2,015	1,919
4.500%, 12/15/2041	1,660	1,546
PacifiCorp
6.000%, 01/15/2039	1,130	1,370
Pennsylvania Electric
6.150%, 10/01/2038	6,420	6,888

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service Electric & Gas MTN
3.650%, 09/01/2042	$2,830	$2,461
Public Service of Colorado
6.500%, 08/01/2038	725	927
6.250%, 09/01/2037	1,620	2,037
4.750%, 08/15/2041	2,400	2,493
Puget Sound Energy
5.795%, 03/15/2040	450	524
San Diego Gas & Electric
4.300%, 04/01/2042	1,375	1,345
Sempra Energy
6.000%, 10/15/2039	3,565	3,978
South Carolina Electric & Gas
6.050%, 01/15/2038	400	468
Southaven Combined Cycle Generation
3.846%, 08/15/2033	2,750	2,717
Southern California Edison
6.050%, 03/15/2039	4,355	5,309
Southern California Gas
3.750%, 09/15/2042	1,365	1,209
Southwestern Electric Power
6.200%, 03/15/2040	3,335	3,773
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	2,082	2,635
Union Electric
8.450%, 03/15/2039	2,405	3,686
Virginia Electric and Power
4.650%, 08/15/2043	2,250	2,266
Xcel Energy
4.800%, 09/15/2041	1	1

		246,276

Total Corporate Obligations (Cost $1,748,236) ($ Thousands)		1,758,046

MUNICIPAL BONDS — 6.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,930	3,458
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,040
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,935	4,426
City of Houston, Utility System Revenue, Ser A, RB
Callable 05/15/19 @ 100
5.250%, 11/15/2033	320	335
City of New York, Build America Project, GO
Callable 10/01/20 @ 100
6.646%, 12/01/2031	2,200	2,418
5.817%, 10/01/2031	2,950	3,089
City of New York, Build America Project, GO
5.517%, 10/01/2037	2,950	3,134
City of Sacramento, RB
6.156%, 05/15/2036	100	109
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/2040	3,705	4,147

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	$1,310	$1,344
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,160	1,285
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	4,535	4,879
Dallas, Convention Center Hotel Development, RB
7.088%, 01/01/2042	600	689
Dallas, Independent School District, Build America Project, GO, PSF-GTD
Callable 02/15/21 @ 100
6.450%, 02/15/2035	3,415	3,843
Florida State, Department of Transportation, RB
Callable 07/01/19 @ 100
6.800%, 07/01/2039	580	649
Grand Parkway Transportation, Ser E, RB
5.184%, 10/01/2042	7,045	7,069
Illinois, Finance Authority, RB
4.000%, 06/01/2047	1,835	1,405
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	5,644
Las Vegas, Valley Water District, GO
7.013%, 06/01/2039	390	426
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,990	2,436
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,621
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/2039	5,000	5,633
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	3,748
Maryland State, Transportation Authority, RB
5.888%, 07/01/2043	320	350
Metropolitan New York, Transportation Authority, Build America Project, RB
6.814%, 11/15/2040	710	841
Michigan State University, Build America Project, Ser B, RB
Callable 02/15/30 @ 100
6.173%, 02/15/2050	1,300	1,432
Missouri, Joint Municipal Electric Utility Commission, RB
6.890%, 01/01/2042	600	675

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	$1,820	$2,276
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	1,060	1,374
New York City, Municipal Water Finance Authority, Build America Project, RB
Callable 06/15/20 @ 100
6.491%, 06/15/2042	6,630	7,370
New York City, Municipal Water Finance Authority, Build America Project, RB
5.724%, 06/15/2042	1,320	1,482
5.440%, 06/15/2043	3,260	3,520
New York City, Municipal Water Finance Authority, RB
Callable 12/15/20 @ 100
5.375%, 06/15/2043	600	621
New York City, Municipal Water Finance Authority, Ser GG, RB
Callable 06/15/21 @ 100
5.000%, 06/15/2043	710	709
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,400
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	4,150	4,612
5.508%, 08/01/2037	580	633
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,660
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	7,207	8,626
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	3,185	3,215
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	99
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	3,225	3,205
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	725	681
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	4,820	4,081
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	6,060	6,928
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	2,823

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of California, Build America Project, GO
7.625%, 03/01/2040	$2,600	$3,383
7.600%, 11/01/2040	580	760
7.550%, 04/01/2039	5,405	6,996
7.500%, 04/01/2034	2,875	3,633
7.350%, 11/01/2039	4,010	5,028
7.300%, 10/01/2039	3,700	4,624
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	745	786
6.630%, 02/01/2035	3,475	3,428
State of Illinois, Build America Project, GO
6.725%, 04/01/2035	380	378
State of Illinois, GO
5.100%, 06/01/2033	10,690	9,379
State of New York, Build America Project, RB
5.770%, 03/15/2039	6,195	6,705
State of Texas, Build America Project, GO
5.517%, 04/01/2039	2,090	2,343
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	6,505	7,117
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	1,640	1,778
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,453
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	13,775	11,764
University of California, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,600	1,862
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	1,595

Total Municipal Bonds (Cost $200,148) ($ Thousands)		204,452

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
FFCB
5.750%, 05/11/2026	6,525	7,809
FHLB
5.625%, 06/11/2021	960	1,136
FHLMC
6.750%, 03/15/2031	3,930	5,333
6.250%, 07/15/2032	6,735	8,786
3.481%, 12/17/2029 (D)	8,300	4,236
FICO STRIPS, PO
2.034%, 04/05/2019 (D)	1,500	1,318
0.000%, 12/27/2018 to 09/26/2019 (D)	16,575	14,470
FNMA
7.250%, 05/15/2030	2,785	3,911

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residual Funding Corp. STRIPS
3.414%, 04/15/2030 (D)	$14,210	$7,470
1.753%, 07/15/2020 (D)	1,706	1,440
Tennessee Valley Authority
7.125%, 05/01/2030	11,165	14,937
5.880%, 04/01/2036	13,625	16,154
5.500%, 06/15/2038	465	525
5.375%, 04/01/2056	12,593	13,646
5.250%, 09/15/2039	8,280	9,019
4.875%, 01/15/2048	635	642
4.625%, 09/15/2060	7,645	7,213
3.500%, 12/15/2042	5,480	4,384
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038	3,700	1,235

Total U.S. Government Agency Obligations (Cost $133,901) ($ Thousands)		123,664

MORTGAGE-BACKED SECURITIES — 1.6%

Agency Mortgage-Backed Obligations — 1.1%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	366	393
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	635	670
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	5,580	5,291
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	2,849	2,292
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/2040	3,333	3,531
FNMA
3.841%, 09/01/2020	3,832	4,036
3.763%, 12/01/2020	3,894	4,102
3.665%, 10/01/2020	3,897	4,072
3.584%, 09/01/2020	2,000	2,082
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	848	981
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	481	475
FNMA CMO, Ser 2007-68, Cl SC, IO
6.516%, 07/25/2037 (B)	145	24
GNMA ARM
1.625%, 06/20/2032 (B)	123	128
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	210	222
GNMA CMO, Ser 2009-8, Cl PS
6.116%, 08/16/2038 (B)	278	35
GNMA CMO, Ser 2010-4, Cl NS, IO
6.206%, 01/16/2040 (B)	294	47
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (D)	10,425	5,758

		34,139

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 0.5%
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.614%, 08/25/2034 (B)	$1,944	$1,794
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.424%, 07/25/2037 (B)	1,571	1,217
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.258%, 08/25/2035 (B)	23	14
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.504%, 03/25/2035 (B)	161	110
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.394%, 03/19/2045 (B) (C)	225	187
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,540	4,608
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.584%, 11/19/2034 (B)	290	227
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.494%, 08/19/2045 (B) (C)	417	351
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.964%, 12/25/2034 (B)	143	99
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.984%, 08/25/2034 (B)	78	62
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.763%, 10/25/2034 (B)	112	110
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.044%, 09/25/2034 (B)	32	26
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.494%, 10/25/2036 (B)	17	13
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	4,410	4,565
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	41	43
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	59	60
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.646%, 12/25/2034 (B)	86	85
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.514%, 01/25/2045 (B)	202	179
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR8, Cl 1A3
2.671%, 04/25/2036 (B)	234	228

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	$3,590	$3,595

		17,573

Total Mortgage-Backed Securities (Cost $50,248) ($ Thousands)		51,712

SOVEREIGN DEBT — 1.0%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (A)	1,300	1,319
Federal Republic of Brazil
5.625%, 01/07/2041	9,120	8,801
International Bank for Reconstruction & Development MTN
3.511%, 10/31/2030 (D)	5,850	2,770
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,671
2.865%, 08/15/2026	2,585	1,566
2.584%, 05/15/2024	1,545	1,053
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,880	3,557
Republic of Colombia
6.125%, 01/18/2041	1,195	1,253
Republic of Panama
4.300%, 04/29/2053	915	682
Republic of Turkey
4.875%, 04/16/2043	2,825	2,189
United Mexican States MTN
6.050%, 01/11/2040	400	424
5.950%, 03/19/2019	1,300	1,485
5.750%, 10/12/2110	574	515
4.750%, 03/08/2044	3,720	3,242

Total Sovereign Debt (Cost $33,037) ($ Thousands)		30,527

ASSET-BACKED SECURITIES — 0.6%

Mortgage Related Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust, Ser 2006- HE1, Cl 1A2
0.404%, 12/25/2035 (B)	12	12
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.344%, 09/25/2036 (B)	3,671	1,821
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (B)	91	94
Credit Suisse First Boston Mortgage Securities, Ser 2001- MH29, Cl A
5.600%, 09/25/2031	3	3
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.294%, 07/25/2037 (B)	1	1
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	10	10

		1,941

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 0.5%
Beacon Container Finance, Ser 2012-1A, Cl A
3.720%, 09/20/2027	$2,050	$2,042
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/2027	2,979	2,947
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	180	163
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027	2,078	2,108
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027	908	912
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/2025	1,684	1,695
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026	408	414
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041	2,028	2,126
Triton Container Finance, Ser 2007-1A, Cl NOTE
0.320%, 02/26/2019 (B)	656	650
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027	2,800	2,846

		15,903

Total Asset-Backed Securities (Cost $17,864) ($ Thousands)		17,844

U.S. TREASURY OBLIGATIONS — 29.6%
U.S. Treasury Bills (D) (E)
0.037%, 12/05/2013	1,840	1,840
U.S. Treasury Bonds
6.250%, 05/15/2030	17,130	23,623
6.125%, 08/15/2029	44,649	60,499
5.500%, 08/15/2028	2,580	3,274
5.375%, 02/15/2031	77,929	98,751
5.250%, 11/15/2028	2,650	3,284
5.250%, 02/15/2029	13,035	16,161
4.500%, 02/15/2036	291	336
4.500%, 05/15/2038	7,000	8,082
4.375%, 02/15/2038	7,350	8,327
4.250%, 05/15/2039	5,400	6,003
4.250%, 11/15/2040	8,820	9,793
3.875%, 08/15/2040	29,835	31,140
3.750%, 08/15/2041	4,430	4,513
3.500%, 02/15/2039	8,000	7,855
3.125%, 11/15/2041	49,250	44,525
3.125%, 02/15/2042	43,385	39,162
3.125%, 02/15/2043	45,591	40,954
3.000%, 05/15/2042	21,920	19,255
2.875%, 05/15/2043	120,025	102,171
2.750%, 08/15/2042	245,575	204,058
2.750%, 11/15/2042	160,491	133,157
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2041	10,823	12,664
2.000%, 07/15/2014	966	994

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

1.250%, 04/15/2014	$1,440	$1,457
U.S. Treasury Notes
2.500%, 08/15/2023	14,660	14,344
2.125%, 08/15/2021	3,453	3,375
2.000%, 02/15/2023	15,140	14,236
1.750%, 05/15/2023	23,485	21,478
1.375%, 07/31/2018	4,545	4,502
U.S. Treasury STRIPS (D)
3.208%, 05/15/2039	500	188
2.732%, 05/15/2030	18,900	10,428
2.628%, 11/15/2027	8,300	5,110

Total U.S. Treasury Obligations (Cost $1,017,987) ($ Thousands)		955,539

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	28,971,017	28,971

Total Cash Equivalent (Cost $28,971) ($ Thousands)		28,971

Total Investments — 98.3% (Cost $3,230,392) ($ Thousands) ††		$3,170,755

A summary of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(349)	Dec-2013	$122
U.S. 2-Year Treasury Note	(307)	Jan-2014	(20)
U.S. 2-Year Treasury Note	(274)	Sep-2013	22
U.S. 5-Year Treasury Note	(1,125)	Dec-2013	(692)
U.S. Long Treasury Bond	309	Dec-2013	456
U.S. Ultra Long Treasury Bond	585	Dec-2013	1,226

			$1,114

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2013

A list of the open swap agreements held by the Fund at August 31, 2013, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized (Depreciation) ($Thousands)
JPMorgan Chase Bank	Goldman Sachs Group, Inc.	BUY	1.00	09/20/16	$5,000	$(248)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation ($Thousands)
Barclays Bank PLC	2.48%	3 Month LIBOR	11/15/27	$2,605	$209
Barclays Bank PLC	2.42%	3 Month LIBOR	11/15/27	2,630	234
Citigroup	2.71%	3-Month LIBOR	08/15/42	5,255	959

					$1,402

For the period ended August 31, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,225,632 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $3,230,392 ($ Thousands), and the unrealized appreciation and depreciation were $110,905 ($ Thousands) and $(170,542) ($ Thousands), respectively.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,758,046	$—	$1,758,046
Municipal Bonds	—	204,452	—	204,452
U.S. Government Agency Obligations	—	123,664	—	123,664
Mortgage-Backed Securities	—	51,712	—	51,712
Sovereign Debt	—	30,527	—	30,527
Asset-Backed Securities	—	17,844	—	17,844
U.S. Treasury Obligations	—	955,539	—	955,539
Cash Equivalent	28,971	—	—	28,971

Total Investments in Securities	$28,971	$3,141,784	$—	$3,170,755

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,826	$—	$—	$1,826
Unrealized Depreciation	(712)	—	—	(712)
Credit Default Swaps *
Unrealized Depreciation	—	(248)	—	(248)
Interest Rate Swaps *
Unrealized Appreciation	—	1,402	—	1,402

Total Other Financial Instruments	$1,114	$1,154	$—	$2,268

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 94.3%

Consumer Discretionary — 11.0%
AutoZone
3.125%, 07/15/2023	$1,165	$1,071
Comcast
7.050%, 03/15/2033	970	1,206
6.950%, 08/15/2037	1,965	2,480
6.550%, 07/01/2039	2,515	3,021
6.450%, 03/15/2037	5,595	6,671
6.400%, 05/15/2038	7,910	9,388
4.650%, 07/15/2042	5,535	5,293
4.250%, 01/15/2033	3,300	3,143
2.850%, 01/15/2023	2,950	2,778
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,380	1,933
COX Communications
8.375%, 03/01/2039 (A)	400	478
6.950%, 06/01/2038 (A)	700	741
5.450%, 12/15/2014	8	8
4.700%, 12/15/2042 (A)	4,400	3,571
4.500%, 06/30/2043 (A)	500	390
3.250%, 12/15/2022 (A)	2,531	2,231
CVS Caremark
6.250%, 06/01/2027	2,400	2,854
6.125%, 09/15/2039	3,690	4,288
5.750%, 05/15/2041	3,340	3,732
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	4,426	5,548
DIRECTV Holdings
6.375%, 03/01/2041	1,865	1,865
6.350%, 03/15/2040	2,650	2,625
5.150%, 03/15/2042	8,690	7,481
Discovery Communications
4.950%, 05/15/2042	700	651
4.875%, 04/01/2043	3,370	3,108
Ford Motor
7.450%, 07/16/2031	2,030	2,446
7.400%, 11/01/2046	2,510	2,990
4.750%, 01/15/2043	1,270	1,123
Lowe’s
7.110%, 05/15/2037	3,092	3,879
5.800%, 10/15/2036	1,090	1,211
5.125%, 11/15/2041	3,255	3,388
Macy’s Retail Holdings
7.450%, 07/15/2017	40	47
McDonald’s MTN
6.300%, 03/01/2038	1,021	1,273
4.875%, 07/15/2040	710	745
3.700%, 02/15/2042	805	702
NBC Universal Media
5.950%, 04/01/2041	4,350	4,933
4.450%, 01/15/2043	1,000	927
4.375%, 04/01/2021	65	69

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

News America
8.150%, 10/17/2036	$1,281	$1,612
7.430%, 10/01/2026	1,450	1,723
7.125%, 04/08/2028	400	465
6.900%, 08/15/2039	1,500	1,748
6.750%, 01/09/2038	3,825	4,182
6.650%, 11/15/2037	6,700	7,718
6.400%, 12/15/2035	2,000	2,212
6.200%, 12/15/2034	1,285	1,379
6.150%, 02/15/2041	4,935	5,435
Target
7.000%, 01/15/2038	1,422	1,843
6.650%, 08/01/2028	355	422
TCI Communications
7.875%, 02/15/2026	970	1,259
Thomson Reuters
4.500%, 05/23/2043	650	569
Time Warner
7.700%, 05/01/2032	3,650	4,616
7.625%, 04/15/2031	5,240	6,585
6.250%, 03/29/2041	3,256	3,568
6.200%, 03/15/2040	500	546
6.100%, 07/15/2040	1,400	1,510
5.375%, 10/15/2041	13,475	13,378
Time Warner Cable
8.250%, 02/14/2014	75	77
7.300%, 07/01/2038	100	104
6.550%, 05/01/2037	30	29
5.875%, 11/15/2040	9,450	8,495
5.500%, 09/01/2041	11,085	9,469
Time Warner Entertainment
8.375%, 07/15/2033	4,245	4,741
Viacom
5.850%, 09/01/2043	5,420	5,508
4.875%, 06/15/2043	1,310	1,158
4.375%, 03/15/2043	6,041	4,959
Wal-Mart Stores
7.550%, 02/15/2030	1,100	1,492
5.625%, 04/01/2040	5,750	6,567
5.625%, 04/15/2041	5,705	6,521
5.250%, 09/01/2035	800	865
5.000%, 10/25/2040	13,420	14,107
4.000%, 04/11/2043	2,700	2,425
Walt Disney MTN
4.125%, 12/01/2041	100	94
2.350%, 12/01/2022	1,970	1,800
Yum! Brands
6.875%, 11/15/2037	1,440	1,693

		231,162

Consumer Staples — 6.0%
Ahold Finance USA
6.875%, 05/01/2029	695	831
Altria Group
10.200%, 02/06/2039	1,500	2,277
9.950%, 11/10/2038	910	1,346
4.250%, 08/09/2042	940	774
Anheuser-Busch
6.450%, 09/01/2037	2,300	2,835
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	1,200	1,093

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	$770	$1,139
8.000%, 11/15/2039	610	882
6.375%, 01/15/2040	210	261
3.750%, 07/15/2042	10,838	9,492
Ascension Health
4.847%, 11/15/2053	1,700	1,691
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2025 (A)	1,000	980
Bestfoods
7.250%, 12/15/2026	170	227
Bowdoin College
4.693%, 07/01/2112	5,275	4,492
Campbell Soup
3.800%, 08/02/2042	1,735	1,417
Cargill
4.100%, 11/01/2042 (A)	1,750	1,533
ConAgra Foods
6.625%, 08/15/2039 (A)	2,500	2,903
4.650%, 01/25/2043	4,781	4,384
Diageo Capital
5.875%, 09/30/2036	485	562
3.875%, 04/29/2043	5,230	4,547
Diageo Investment
4.250%, 05/11/2042	1,425	1,319
Energizer Holdings
4.700%, 05/19/2021	565	572
General Mills
5.400%, 06/15/2040	505	550
4.150%, 02/15/2043	1,855	1,694
Heineken
4.000%, 10/01/2042 (A)	3,150	2,676
2.750%, 04/01/2023 (A)	1,000	903
Kellogg
3.125%, 05/17/2022	2,335	2,248
Kimberly-Clark
5.300%, 03/01/2041	555	620
Kraft Foods Group
5.000%, 06/04/2042	6,435	6,314
Kroger
5.000%, 04/15/2042	590	572
Lorillard Tobacco
8.125%, 05/01/2040	1,160	1,319
7.000%, 08/04/2041	2,225	2,293
Mondelez International
7.000%, 08/11/2037	1,135	1,394
6.875%, 02/01/2038	5,170	6,249
6.875%, 01/26/2039	1,485	1,801
6.500%, 02/09/2040	7,985	9,422
Pepsi Bottling Group
7.000%, 03/01/2029	380	484
PepsiCo
5.500%, 01/15/2040	2,325	2,561
4.875%, 11/01/2040	1,300	1,312
4.000%, 03/05/2042	5,245	4,691
3.000%, 08/25/2021	16	16
Pernod Ricard
5.500%, 01/15/2042 (A)	2,550	2,604

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Philip Morris International
6.375%, 05/16/2038	$420	$501
4.500%, 03/20/2042	7,205	6,759
4.125%, 03/04/2043	5,865	5,197
3.875%, 08/21/2042	1,730	1,492
President and Fellows of Harvard College
5.625%, 10/01/2038	1,390	1,601
SABMiller
5.700%, 01/15/2014 (A)	15	15
SABMiller Holdings
4.950%, 01/15/2042 (A)	6,245	6,268
Tufts University
5.017%, 04/15/2112	2,314	2,203
Unilever Capital
5.900%, 11/15/2032	1,325	1,619
Wal-Mart Stores
6.500%, 08/15/2037	3,494	4,389

		125,324

Energy — 13.1%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	1,914	2,011
Anadarko Finance
7.500%, 05/01/2031	5,290	6,617
Anadarko Petroleum
6.450%, 09/15/2036	2,525	2,948
Apache
6.900%, 09/15/2018	10	12
5.100%, 09/01/2040	3,525	3,548
4.750%, 04/15/2043	2,290	2,210
4.250%, 01/15/2044	6,435	5,726
BG Energy Capital
5.125%, 10/15/2041 (A)	5,540	5,640
BP Capital Markets
2.750%, 05/10/2023	1,875	1,697
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,159
6.250%, 03/15/2038	1,500	1,704
Cenovus Energy
6.750%, 11/15/2039	1,395	1,672
5.200%, 09/15/2043	1,050	1,048
4.450%, 09/15/2042	620	558
CNOOC Finance
3.000%, 05/09/2023	1,295	1,151
Conoco Funding
7.250%, 10/15/2031	960	1,270
6.950%, 04/15/2029	2,000	2,557
ConocoPhillips
6.500%, 02/01/2039	9,250	11,696
5.900%, 05/15/2038	2,400	2,816
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,205
Devon Energy
7.950%, 04/15/2032	775	1,016
6.300%, 01/15/2019	50	58
5.600%, 07/15/2041	2,620	2,719
4.750%, 05/15/2042	2,490	2,294
Devon Financing
7.875%, 09/30/2031	145	187
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	4,594

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

El Paso Natural Gas
8.375%, 06/15/2032	$1,540	$2,021
7.500%, 11/15/2026	645	810
Encana
6.625%, 08/15/2037	705	777
5.150%, 11/15/2041	2,450	2,299
Energy Transfer Partners
8.250%, 11/15/2029 (A)	1,500	1,835
5.150%, 02/01/2043	4,905	4,519
Eni
5.700%, 10/01/2040 (A)	2,120	2,016
Enterprise Products Operating
6.650%, 10/15/2034	3,000	3,568
5.950%, 02/01/2041	85	94
5.700%, 02/15/2042	8,650	9,215
4.850%, 08/15/2042	2,000	1,912
4.850%, 03/15/2044	700	669
4.450%, 02/15/2043	2,655	2,392
Gazprom OAO Via Gaz Capital
4.950%, 02/06/2028 (A)	1,250	1,057
Gulf South Pipeline
4.000%, 06/15/2022	4,400	4,308
Halliburton
7.600%, 08/15/2096 (A)	825	1,116
Hess
5.600%, 02/15/2041	1,490	1,531
Husky Energy
6.800%, 09/15/2037	1,655	2,028
Kinder Morgan Energy Partners
6.950%, 01/15/2038	1,700	2,002
6.375%, 03/01/2041	4,200	4,638
5.625%, 09/01/2041	1,425	1,425
5.000%, 08/15/2042	1,595	1,483
3.950%, 09/01/2022	975	953
LASMO
7.300%, 11/15/2027	2,705	3,301
Marathon Oil
6.600%, 10/01/2037	2,365	2,817
2.800%, 11/01/2022	1,225	1,129
Marathon Petroleum
6.500%, 03/01/2041	2,098	2,311
Motiva Enterprises
6.850%, 01/15/2040 (A)	8,705	10,673
Nexen
7.500%, 07/30/2039	5,930	7,277
6.400%, 05/15/2037	2,770	3,000
Noble Energy
4.150%, 12/15/2021	855	874
Noble Holding International
3.950%, 03/15/2022	11	11
Oneok Partners
6.850%, 10/15/2037	135	150
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,000	1,205
Petrobras Global Finance
5.625%, 05/20/2043	6,650	5,335
4.375%, 05/20/2023	1,555	1,360
Petrobras International Finance
6.750%, 01/27/2041	1,370	1,273
Petro-Canada
7.875%, 06/15/2026	20	26
6.800%, 05/15/2038	1,745	2,093

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petroleos Mexicanos
5.500%, 06/27/2044 (A)	$2,235	$1,939
Phillips 66
5.875%, 05/01/2042	5,675	6,052
Plains All American Pipeline
5.150%, 06/01/2042	1,000	1,017
3.850%, 10/15/2023	5,665	5,595
Pride International
7.875%, 08/15/2040	2,962	3,983
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)	750	671
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,000	2,139
Shell International Finance
6.375%, 12/15/2038	3,085	3,871
5.500%, 03/25/2040	2,500	2,837
Shell International Finance BV
4.550%, 08/12/2043	1,500	1,501
3.400%, 08/12/2023	1,250	1,234
Sinopec Capital 2013
3.125%, 04/24/2023 (A)	1,250	1,120
Sinopec Group Overseas Development 2012
3.900%, 05/17/2022 (A)	1,750	1,698
Southern Natural Gas
8.000%, 03/01/2032	400	518
7.350%, 02/15/2031	2,960	3,567
Spectra Energy Capital
6.750%, 02/15/2032	1,550	1,656
3.300%, 03/15/2023	3,200	2,848
Statoil
6.500%, 12/01/2028 (A)	1,105	1,365
5.250%, 04/15/2019	50	57
3.950%, 05/15/2043	3,375	3,019
2.450%, 01/17/2023	1,825	1,668
Suncor Energy
7.150%, 02/01/2032	635	789
6.850%, 06/01/2039	2,905	3,517
6.500%, 06/15/2038	3,565	4,187
Talisman Energy
6.250%, 02/01/2038	2,310	2,397
5.500%, 05/15/2042	1,955	1,846
Tennessee Gas Pipeline
8.375%, 06/15/2032	4,000	5,304
7.000%, 10/15/2028	6,535	7,871
Texas Eastern Transmission
7.000%, 07/15/2032	1,000	1,199
2.800%, 10/15/2022 (A)	2,600	2,369
Total Capital International
3.700%, 01/15/2024	1,855	1,850
2.700%, 01/25/2023	1,975	1,820
TransCanada PipeLines
7.625%, 01/15/2039	1,300	1,745
7.250%, 08/15/2038	1,490	1,930
6.100%, 06/01/2040	3,435	3,963
Transcontinental Gas PipeLine
7.250%, 12/01/2026	900	1,148
5.400%, 08/15/2041	1,480	1,533
4.450%, 08/01/2042	2,535	2,303

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Valero Energy
10.500%, 03/15/2039	$1,868	$2,769
6.625%, 06/15/2037	2,500	2,735
6.125%, 02/01/2020	1,574	1,802
Weatherford International
5.950%, 04/15/2042	5,645	5,395
Williams
7.750%, 06/15/2031	2,568	2,937
Williams Partners
4.000%, 11/15/2021	375	365

		275,745

Financials — 25.1%
ACE INA Holdings
6.700%, 05/15/2036	3,382	4,262
Aflac
6.900%, 12/17/2039	2,750	3,436
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	6,140	7,492
Alexandria Real Estate Equities ‡
4.600%, 04/01/2022	2,150	2,150
American Express
4.050%, 12/03/2042	4,191	3,679
American International Group
6.250%, 05/01/2036	830	946
Assurant
6.750%, 02/15/2034	1,750	1,881
Bank of America MTN
7.625%, 06/01/2019	3,000	3,611
6.000%, 10/15/2036	9,060	10,246
5.875%, 02/07/2042	500	556
5.000%, 05/13/2021	5,450	5,771
4.100%, 07/24/2023	750	738
3.300%, 01/11/2023	5,895	5,449
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	54
Barclays Bank
2.750%, 02/23/2015	100	103
Berkshire Hathaway
4.500%, 02/11/2043	7,069	6,657
3.750%, 08/15/2021	98	101
3.400%, 01/31/2022	116	116
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,455	2,744
4.400%, 05/15/2042	5,000	4,649
4.300%, 05/15/2043	2,665	2,426
2.450%, 12/15/2015	13	13
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	4,182	4,530
Boston Properties ‡
3.800%, 02/01/2024	750	719
BRE Properties ‡
5.500%, 03/15/2017	750	822
Camden Property Trust ‡
4.625%, 06/15/2021	2,500	2,621
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	4,964	4,608
CDP Financial
5.600%, 11/25/2039 (A)	5,695	6,505
Chase Capital VI
0.890%, 08/01/2028 (B)	1,695	1,398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chubb
6.500%, 05/15/2038	$4,455	$5,634
Citigroup
8.125%, 07/15/2039	2,765	3,806
6.875%, 03/05/2038	12,320	15,369
6.875%, 02/15/2098	2,545	2,705
6.125%, 08/25/2036	600	601
5.875%, 02/22/2033	3,490	3,438
5.875%, 05/29/2037	4,761	5,199
5.850%, 12/11/2034	142	154
3.500%, 05/15/2023	390	352
CNA Financial
5.875%, 08/15/2020	25	28
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/2110 (A)	4,875	4,930
5.250%, 05/24/2041	255	264
4.500%, 01/11/2021	75	79
3.875%, 02/08/2022	125	124
DaimlerChrysler
8.500%, 01/18/2031	810	1,172
Deutsche Bank Financial MTN
5.375%, 03/02/2015	25	26
Devon OEI Operating
7.500%, 09/15/2027	735	934
Discover Bank
8.700%, 11/18/2019	474	599
7.000%, 04/15/2020	250	293
Discover Financial Services
3.850%, 11/21/2022	1,526	1,440
Duke Realty ‡
4.375%, 06/15/2022	195	190
3.875%, 10/15/2022	2,115	1,982
3.625%, 04/15/2023	405	371
Eaton
4.000%, 11/02/2032 (A)	4,620	4,244
ERP Operating ‡
4.625%, 12/15/2021	55	58
Essex Portfolio ‡
3.250%, 05/01/2023	3,220	2,922
Farmers Exchange Capital
7.050%, 07/15/2028 (A)	5,000	5,950
Farmers Insurance Exchange
8.625%, 05/01/2024 (A)	250	318
Fifth Third Bancorp
8.250%, 03/01/2038	1,420	1,837
FMR
6.500%, 12/14/2040 (A)	590	677
5.150%, 02/01/2043 (A)	750	720
Ford Holdings
9.300%, 03/01/2030	2,255	3,099
Ford Motor Credit
4.375%, 08/06/2023	1,000	976
General Electric Capital MTN
6.875%, 01/10/2039	11,975	14,520
6.750%, 03/15/2032	10,970	13,145
6.000%, 08/07/2019	150	173
5.875%, 01/14/2038	22,190	24,066
5.625%, 05/01/2018	200	228
4.625%, 01/07/2021	650	688
3.150%, 09/07/2022	2,305	2,142

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group
6.750%, 10/01/2037	$12,060	$12,446
6.250%, 02/01/2041	5,760	6,425
6.150%, 04/01/2018	1,100	1,244
6.125%, 02/15/2033	14,185	15,458
5.950%, 01/15/2027	4,265	4,392
5.375%, 03/15/2020	175	190
5.250%, 07/27/2021	123	131
3.700%, 08/01/2015	55	57
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	2,410	3,050
Hartford Financial Services Group
6.625%, 03/30/2040	3,037	3,654
6.100%, 10/01/2041	2,000	2,295
5.950%, 10/15/2036	3,045	3,378
4.300%, 04/15/2043	1,300	1,165
HBOS MTN
6.750%, 05/21/2018 (A)	2,000	2,187
HCP ‡
6.750%, 02/01/2041	4,500	5,252
3.150%, 08/01/2022	100	91
Health Care ‡
6.500%, 03/15/2041	455	495
5.125%, 03/15/2043	4,375	3,957
3.750%, 03/15/2023	4,404	4,151
Healthcare Realty Trust ‡
5.750%, 01/15/2021	1,275	1,376
Healthcare Trust of America Holdings ‡
3.700%, 04/15/2023 (A)	3,410	3,174
Highmark
6.125%, 05/15/2041 (A)	1,000	890
4.750%, 05/15/2021 (A)	1,330	1,247
HSBC Bank
4.750%, 01/19/2021 (A)	150	161
HSBC Bank USA MTN
7.000%, 01/15/2039	4,270	5,110
5.875%, 11/01/2034	1,095	1,165
5.625%, 08/15/2035	3,965	4,066
HSBC Finance
6.676%, 01/15/2021	1,800	2,032
HSBC Holdings
6.800%, 06/01/2038	2,240	2,633
6.500%, 09/15/2037	6,315	7,156
6.100%, 01/14/2042	265	313
5.100%, 04/05/2021	1,000	1,093
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	2,215	2,501
ING US
5.700%, 07/15/2043 (A)	1,580	1,546
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,665
6.750%, 09/01/2016 (A)	3,700	4,042
JPMorgan Chase
6.400%, 05/15/2038	3,548	4,211
5.625%, 08/16/2043	530	530
5.600%, 07/15/2041	6,325	6,867
5.400%, 01/06/2042	5,860	6,227
3.375%, 05/01/2023	300	272
3.250%, 09/23/2022	500	468

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Capital XXI
1.216%, 02/02/2037 (B)	$2,000	$1,500
KKR Group Finance II
5.500%, 02/01/2043 (A)	7,932	7,131
Liberty Mutual Group
6.500%, 05/01/2042 (A)	8,887	9,797
Lincoln National
6.300%, 10/09/2037	220	257
6.150%, 04/07/2036	95	109
Lloyds TSB Bank MTN
6.500%, 09/14/2020 (A)	520	566
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	2,500	2,688
5.000%, 02/22/2017 (A)	65	70
Macquarie Group
7.300%, 08/01/2014 (A)	50	53
6.250%, 01/14/2021 (A)	40	43
6.000%, 01/14/2020 (A)	100	108
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,555	3,709
5.375%, 12/01/2041 (A)	1,100	1,147
Merrill Lynch
7.750%, 05/14/2038	1,810	2,179
6.110%, 01/29/2037	2,265	2,306
MetLife
10.750%, 08/01/2039	405	599
6.500%, 12/15/2032	350	424
6.400%, 12/15/2036	3,000	3,015
6.375%, 06/15/2034	730	874
5.875%, 02/06/2041	3,820	4,344
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	500	568
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,537
Morgan Stanley
7.250%, 04/01/2032	2,035	2,461
6.625%, 04/01/2018	2,700	3,094
6.375%, 07/24/2042	9,700	10,777
6.250%, 08/28/2017	200	226
6.250%, 08/09/2026	190	209
6.000%, 04/28/2015	100	107
5.950%, 12/28/2017	100	112
4.100%, 05/22/2023	540	495
3.750%, 02/25/2023	1,940	1,843
National Australia Bank
3.000%, 07/27/2016 (A)	150	157
National City
4.900%, 01/15/2015	50	53
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	550	764
6.600%, 04/15/2034 (A)	1,767	1,793
New York Life Global Funding
5.375%, 09/15/2013 (A)	50	50
2.450%, 07/14/2016 (A)	50	52
New York Life Insurance
6.750%, 11/15/2039 (A)	10,095	12,478
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,415	5,083
PNC Bank
3.800%, 07/25/2023	1,000	965

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNC Funding
6.700%, 06/10/2019	$100	$119
Post Apartment Homes
3.375%, 12/01/2022	1,100	1,011
Principal Financial Group
4.625%, 09/15/2042	3,940	3,741
ProLogis ‡
4.250%, 08/15/2023	4,853	4,776
Prudential Financial MTN
6.625%, 06/21/2040	625	755
6.200%, 11/15/2040	965	1,105
5.700%, 12/14/2036	5,225	5,571
5.400%, 06/13/2035	2,800	2,945
Prudential Holdings
8.695%, 12/18/2023 (A)	3,500	4,379
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,261
Raymond James Financial
5.625%, 04/01/2024	1,950	2,009
Realty Income ‡
4.650%, 08/01/2023	5,800	5,868
3.250%, 10/15/2022	3,006	2,738
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,350	1,299
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	116
Simon Property Group ‡
10.350%, 04/01/2019	1,995	2,724
6.750%, 02/01/2040	4,000	4,901
4.750%, 03/15/2042	4,010	3,826
4.375%, 03/01/2021	100	106
SL Green Realty ‡
5.000%, 08/15/2018	3,000	3,174
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	2,581	2,242
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,540	5,603
Toyota Motor Credit MTN
3.400%, 09/15/2021	1,710	1,713
Travelers
6.250%, 06/15/2037	245	298
5.350%, 11/01/2040	1,790	1,995
4.600%, 08/01/2043	2,460	2,458
Travelers Property Casualty
6.375%, 03/15/2033	320	389
UBS MTN
5.750%, 04/25/2018	100	115
US Bancorp MTN
4.125%, 05/24/2021	22	23
Ventas Realty ‡
4.750%, 06/01/2021	2,000	2,086
Wachovia
7.575%, 08/01/2026 (C)	2,375	2,951
5.750%, 06/15/2017	150	171
Wachovia Bank
6.600%, 01/15/2038	8,675	10,596
6.180%, 02/15/2036	1,401	1,551
5.850%, 02/01/2037	2,215	2,474
WEA Finance
6.750%, 09/02/2019 (A)	3,000	3,543

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Weingarten Realty Investors ‡
3.375%, 10/15/2022	$1,884	$1,721
Wells Fargo
4.600%, 04/01/2021	100	108
4.125%, 08/15/2023	1,880	1,842
3.500%, 03/08/2022	525	522
Wells Fargo Bank
5.950%, 08/26/2036	2,450	2,771
Weyerhaeuser ‡
7.375%, 03/15/2032	500	603
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	2,500	2,662

		528,103

Health Care — 6.7%
AbbVie
4.400%, 11/06/2042	12,210	11,402
Aetna
4.500%, 05/15/2042	1,750	1,621
2.750%, 11/15/2022	1,370	1,249
Amgen
6.900%, 06/01/2038	1,575	1,870
5.750%, 03/15/2040	35	37
5.650%, 06/15/2042	2,025	2,093
5.375%, 05/15/2043	4,965	4,979
5.150%, 11/15/2041	10,170	9,896
AstraZeneca
6.450%, 09/15/2037	3,745	4,550
4.000%, 09/18/2042	760	682
Baxter International
3.200%, 06/15/2023	490	473
Becton Dickinson
3.125%, 11/08/2021	385	378
Bristol-Myers Squibb
6.125%, 05/01/2038	1,675	2,011
Cardinal Health
4.600%, 03/15/2043	2,138	1,950
Catholic Health Initiatives
4.350%, 11/01/2042	4,535	4,072
Celgene
5.700%, 10/15/2040	3,772	3,929
5.250%, 08/15/2043	1,500	1,477
City of Hope
5.623%, 11/15/2043	850	845
Covidien International Finance
2.950%, 06/15/2023	810	755
Eli Lilly
7.125%, 06/01/2025	410	530
Express Scripts Holding
6.125%, 11/15/2041	1,420	1,635
GlaxoSmithKline Capital
6.375%, 05/15/2038	15	19
2.850%, 05/08/2022	5,090	4,856
2.800%, 03/18/2023	2,000	1,873
Hospira
5.800%, 08/12/2023	1,550	1,556
Howard Hughes Medical Institute
3.500%, 09/01/2023	2,500	2,466
Humana
4.625%, 12/01/2042	467	417

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Johnson & Johnson
5.950%, 08/15/2037	$1,130	$1,379
5.850%, 07/15/2038	1,500	1,805
Kaiser Foundation Hospitals
4.875%, 04/01/2042	2,700	2,647
Mayo Clinic
3.774%, 11/15/2043	2,000	1,648
McKesson
2.700%, 12/15/2022	1,540	1,420
Mead Johnson Nutrition
5.900%, 11/01/2039	620	687
Medtronic
4.000%, 04/01/2043	6,460	5,784
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,004
Merck
6.550%, 09/15/2037	1,460	1,869
6.500%, 12/01/2033	530	674
4.150%, 05/18/2043	4,050	3,784
3.600%, 09/15/2042	2,870	2,435
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	710	832
5.760%, 05/03/2037	1,100	1,318
North Shore Long Island Jewish Health Care
4.800%, 11/01/2042	2,400	2,211
NYU Hospitals Center
5.750%, 07/01/2043	1,300	1,334
4.428%, 07/01/2042	2,650	2,198
Pfizer
7.200%, 03/15/2039	2,730	3,726
4.300%, 06/15/2043	2,060	1,955
Roche Holdings
7.000%, 03/01/2039 (A)	7,725	10,356
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,606
St. Barnabas
4.000%, 07/01/2028	2,240	2,050
St. Jude Medical
4.750%, 04/15/2043	2,250	2,122
Stryker
4.100%, 04/01/2043	1,220	1,112
Sutter Health
2.286%, 08/15/2053	2,000	1,866
Thermo Fisher Scientific
3.150%, 01/15/2023	2,240	2,051
UnitedHealth Group
6.875%, 02/15/2038	1,411	1,781
6.625%, 11/15/2037	1,750	2,159
6.500%, 06/15/2037	395	483
5.950%, 02/15/2041	215	247
5.800%, 03/15/2036	325	362
5.700%, 10/15/2040	1,085	1,205
4.375%, 03/15/2042	70	65
3.950%, 10/15/2042	1,280	1,109
WellPoint
4.650%, 01/15/2043	1,460	1,351
2.375%, 02/15/2017	20	20

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wyeth
5.950%, 04/01/2037	$4,425	$5,240

		141,516

Industrials — 7.2%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,840	1,889
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	540	521
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	9	9
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (A)	5,540	5,485
BAE Systems
5.800%, 10/11/2041 (A)	740	771
BAE Systems Finance
7.500%, 07/01/2027 (A)	4,122	5,003
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	16
Boeing
6.875%, 03/15/2039	640	863
6.625%, 02/15/2038	850	1,085
5.875%, 02/15/2040	1,990	2,409
Burlington Northern Santa Fe
7.290%, 06/01/2036	1,333	1,659
6.150%, 05/01/2037	5,280	5,985
5.150%, 09/01/2043	1,450	1,471
4.450%, 03/15/2043	1,250	1,135
4.400%, 03/15/2042	7,040	6,416
Canadian National Railway, Ser 2006
6.200%, 06/01/2036	2,665	3,222
Caterpillar
5.200%, 05/27/2041	640	687
3.803%, 08/15/2042	1,480	1,281
Continental Airlines, Pass- Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,825	5,138
Continental Airlines, Pass- Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,200	2,164
Continental Airlines, Pass- Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	745	721
CSX
4.750%, 05/30/2042	2,800	2,692
Deere
3.900%, 06/09/2042	7,020	6,255
Delta Air Lines, Pass-Through Trust, Ser 2009-1, Cl A
7.750%, 12/17/2019	1,047	1,228
EADS Finance
2.700%, 04/17/2023 (A)	5,565	5,046
FedEx
4.100%, 04/15/2043	4,810	4,182
3.875%, 08/01/2042	4,937	4,089

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Dynamics
3.600%, 11/15/2042	$3,772	$3,177
General Electric
4.125%, 10/09/2042	4,540	4,145
Heathrow Funding
4.875%, 07/15/2021 (A)	2,500	2,605
Honeywell International
5.700%, 03/15/2037	300	346
5.375%, 03/01/2041	295	333
Lockheed Martin
4.850%, 09/15/2041	1,885	1,875
4.070%, 12/15/2042	4,472	3,952
Norfolk Southern
6.000%, 03/15/2105	2,045	2,228
6.000%, 05/23/2111	4,285	4,668
5.590%, 05/17/2025	37	41
4.800%, 08/15/2043	3,025	2,971
3.000%, 04/01/2022	1,380	1,317
Northrop Grumman
4.750%, 06/01/2043	2,790	2,664
3.250%, 08/01/2023	6,865	6,474
Pitney Bowes
6.250%, 03/15/2019	15	16
Raytheon
4.700%, 12/15/2041	300	296
Republic Services
5.700%, 05/15/2041	2,035	2,185
3.550%, 06/01/2022	1,620	1,570
Stanley Black & Decker
2.900%, 11/01/2022	1,430	1,344
Sydney Airport Finance
3.900%, 03/22/2023 (A)	2,500	2,340
Union Pacific
4.821%, 02/01/2044 (A)	4,888	4,932
4.163%, 07/15/2022	108	113
United Airlines, Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 02/15/2027	1,990	1,955
United Parcel Service
3.625%, 10/01/2042	690	594
United Technologies
5.700%, 04/15/2040	6,620	7,703
4.500%, 06/01/2042	13,165	12,966
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,495	2,608
Waste Management
7.750%, 05/15/2032	200	263
7.375%, 03/11/2019	25	30
7.100%, 08/01/2026	130	158
6.125%, 11/30/2039	2,870	3,277
4.600%, 03/01/2021	1,645	1,747

		152,315

Information Technology — 2.9%
Apple
3.850%, 05/04/2043	6,515	5,573
Cisco Systems
5.900%, 02/15/2039	3,100	3,636
5.500%, 01/15/2040	1,585	1,769
Corning
5.750%, 08/15/2040	345	383

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

eBay
4.000%, 07/15/2042	$2,175	$1,828
EMC
2.650%, 06/01/2020	2,165	2,119
Intel
4.800%, 10/01/2041	4,025	3,949
4.000%, 12/15/2032	7,122	6,662
2.700%, 12/15/2022	2,600	2,397
International Business Machines
6.220%, 08/01/2027	3,345	4,040
5.875%, 11/29/2032	300	354
5.600%, 11/30/2039	522	603
4.000%, 06/20/2042	3,683	3,373
3.375%, 08/01/2023	2,050	2,010
Intuit
5.750%, 03/15/2017	25	28
Juniper Networks
5.950%, 03/15/2041	3,000	3,076
Microsoft
5.300%, 02/08/2041	895	978
4.500%, 10/01/2040	695	675
3.750%, 05/01/2043	2,955	2,549
3.500%, 11/15/2042	5,455	4,492
Motorola Solutions
7.500%, 05/15/2025	700	840
3.500%, 03/01/2023	1,500	1,385
Oracle
6.500%, 04/15/2038	4,145	5,173
5.375%, 07/15/2040	2,475	2,714

		60,606

Materials — 3.0%
ArcelorMittal
7.250%, 03/01/2041	2,025	1,818
Barrick North America Finance
7.500%, 09/15/2038	35	35
5.750%, 05/01/2043 (A)	8,430	7,179
Dow Chemical
5.250%, 11/15/2041	350	350
4.375%, 11/15/2042	4,630	4,075
E.I. du Pont de Nemours
2.800%, 02/15/2023	1,960	1,820
Freeport-McMoRan Copper
5.450%, 03/15/2043 (A)	8,798	7,586
3.875%, 03/15/2023 (A)	2,745	2,450
LYB International Finance BV
5.250%, 07/15/2043	2,000	2,001
Newcrest Finance
5.750%, 11/15/2041 (A)	5,891	4,546
Newmont Mining
5.875%, 04/01/2035	100	91
4.875%, 03/15/2042	4,146	3,217
Praxair
3.550%, 11/07/2042	1,275	1,071
Rio Tinto Finance USA
9.000%, 05/01/2019	150	192
5.200%, 11/02/2040	20	20
4.750%, 03/22/2042	205	188
4.125%, 08/21/2042	405	338
3.500%, 11/02/2020	50	49
Rohm & Haas
7.850%, 07/15/2029	5,430	7,214

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Copper
7.500%, 07/27/2035	$1,750	$1,774
6.750%, 04/16/2040	590	547
5.250%, 11/08/2042	950	732
Teck Resources
5.400%, 02/01/2043	3,825	3,296
5.200%, 03/01/2042	750	625
Union Carbide
7.750%, 10/01/2096	25	28
Vale
5.625%, 09/11/2042	3,530	2,948
Vale Overseas
6.875%, 11/21/2036	2,000	1,937
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	5,917	5,222
5.550%, 10/25/2042 (A)	2,005	1,666

		63,015

Telecommunication Services — 7.0%
Alltel
7.875%, 07/01/2032	1,135	1,489
6.800%, 05/01/2029	1,050	1,246
America Movil
6.375%, 03/01/2035	100	106
6.125%, 03/30/2040	1,815	1,881
4.375%, 07/16/2042	6,660	5,357
AT&T
6.500%, 09/01/2037	3,982	4,529
6.300%, 01/15/2038	13,660	15,224
5.600%, 05/15/2018	100	115
5.550%, 08/15/2041	4,485	4,591
5.350%, 09/01/2040	6,485	6,453
4.350%, 06/15/2045	12,238	10,451
4.300%, 12/15/2042	3,808	3,272
3.000%, 02/15/2022	50	47
2.625%, 12/01/2022	6,787	6,058
BellSouth
6.875%, 10/15/2031	105	118
6.000%, 11/15/2034	130	134
5.200%, 09/15/2014	50	52
Bellsouth Capital Funding
7.875%, 02/15/2030	305	371
British Telecommunications
9.625%, 12/15/2030 (C)	2,620	3,961
Centel Capital
9.000%, 10/15/2019	25	30
CenturyLink
7.650%, 03/15/2042	2,200	1,980
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,171	3,221
8.750%, 06/15/2030	2,650	3,711
4.875%, 03/06/2042 (A)	2,845	2,698
GTE
8.750%, 11/01/2021	100	131
6.940%, 04/15/2028	1,310	1,541
Koninklijke KPN
8.375%, 10/01/2030	3,765	4,848
Orange
5.375%, 01/13/2042	1,795	1,774
Qwest
7.250%, 09/15/2025	1,000	1,106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rogers Communications
4.500%, 03/15/2043	$2,232	$1,942
Telecom Italia Capital
7.721%, 06/04/2038	750	739
7.200%, 07/18/2036	2,000	1,944
6.175%, 06/18/2014	33	34
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	4,303	4,217
Telefonica Emisiones SAU
7.045%, 06/20/2036	3,065	3,260
6.421%, 06/20/2016	75	82
6.221%, 07/03/2017	65	71
5.462%, 02/16/2021	152	155
4.570%, 04/27/2023	2,860	2,704
Verizon Communications
8.750%, 11/01/2018	107	137
7.750%, 12/01/2030	650	829
7.350%, 04/01/2039	3,000	3,730
6.900%, 04/15/2038	100	119
6.400%, 02/15/2038	6,060	6,841
6.000%, 04/01/2041	3,105	3,345
5.850%, 09/15/2035	2,700	2,843
4.750%, 11/01/2041	8,110	7,433
3.850%, 11/01/2042	7,365	5,914
Vodafone Group
6.150%, 02/27/2037	300	328
4.375%, 02/19/2043	11,420	10,125
2.950%, 02/19/2023	4,380	3,995

		147,282

Utilities — 12.3%
AGL Capital
6.375%, 07/15/2016	100	113
5.875%, 03/15/2041	2,000	2,242
4.400%, 06/01/2043	1,200	1,113
3.500%, 09/15/2021	68	69
Alabama Power
5.200%, 06/01/2041	335	360
American Transmission Systems
5.250%, 01/15/2022 (A)	1,135	1,212
American Water Capital
6.085%, 10/15/2017	25	29
Appalachian Power
7.000%, 04/01/2038	600	729
6.700%, 08/15/2037	50	59
5.800%, 10/01/2035	125	133
4.600%, 03/30/2021	605	649
Arizona Public Service
8.750%, 03/01/2019	2,705	3,463
4.500%, 04/01/2042	12	12
Baltimore Gas & Electric
6.350%, 10/01/2036	125	149
5.200%, 06/15/2033	1,620	1,670
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,260
Bruce Mansfield Unit
6.850%, 06/01/2034	1,951	2,033
CenterPoint Energy
6.500%, 05/01/2018	130	154
CenterPoint Energy Resources
6.625%, 11/01/2037	1,037	1,263
6.250%, 02/01/2037	775	890
4.500%, 01/15/2021	40	43

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cleco Power
6.000%, 12/01/2040	$1,690	$1,832
Connecticut Light & Power
5.650%, 05/01/2018	35	40
2.500%, 01/15/2023	1,200	1,109
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,465
6.200%, 06/15/2036	145	174
5.700%, 06/15/2040	100	115
5.500%, 12/01/2039	75	85
4.200%, 03/15/2042	325	307
3.950%, 03/01/2043	3,030	2,721
Dominion Resources
5.250%, 08/01/2033	5,208	5,628
4.900%, 08/01/2041	3,235	3,262
4.050%, 09/15/2042	1,000	882
DTE Electric
3.950%, 06/15/2042	180	163
3.900%, 06/01/2021	30	31
DTE Energy
6.375%, 04/15/2033	120	138
Duke Energy
3.550%, 09/15/2021	17	17
3.050%, 08/15/2022	3,380	3,202
2.150%, 11/15/2016	25	26
Duke Energy Carolinas
6.450%, 10/15/2032	230	277
6.100%, 06/01/2037	2,140	2,496
5.300%, 02/15/2040	3,840	4,184
4.250%, 12/15/2041	1,565	1,478
4.000%, 09/30/2042	5,015	4,554
3.900%, 06/15/2021	50	53
Duke Energy Florida
6.400%, 06/15/2038	360	443
6.350%, 09/15/2037	1,920	2,356
Duke Energy Indiana
6.350%, 08/15/2038	3,255	4,009
4.900%, 07/15/2043	1,330	1,371
Duke Energy Progress
6.300%, 04/01/2038	130	158
4.100%, 05/15/2042	750	691
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,637
El Paso Electric
3.300%, 12/15/2022	1,500	1,381
Electricite de France
5.250%, 12/29/2049 (A) (B)	2,250	2,109
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,082
Entergy Louisiana
4.800%, 05/01/2021	1,000	1,083
4.440%, 01/15/2026	1,420	1,444
Exelon Generation
6.250%, 10/01/2039	4,480	4,703
5.750%, 10/01/2041	5,465	5,423
5.600%, 06/15/2042	4,200	4,080
5.200%, 10/01/2019	100	109
FirstEnergy, Ser C
7.375%, 11/15/2031	3,383	3,423

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida Power & Light
5.960%, 04/01/2039	$2,390	$2,882
5.690%, 03/01/2040	4,163	4,864
4.050%, 06/01/2042	1,250	1,168
3.800%, 12/15/2042	2,215	1,972
Georgia Power
5.650%, 03/01/2037	225	247
5.400%, 06/01/2040	8,270	8,940
4.300%, 03/15/2042	7,325	6,690
4.300%, 03/15/2043	600	546
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	1,500	1,581
Indiana Michigan Power
6.050%, 03/15/2037	500	550
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	710	806
4.875%, 11/01/2041 (A)	1,290	1,274
4.650%, 06/01/2043 (A)	4,950	4,607
ITC Holdings
5.300%, 07/01/2043	1,210	1,204
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	1,000	1,002
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,053
Kentucky Utilities
5.125%, 11/01/2040	2,425	2,663
KeySpan Gas East
5.819%, 04/01/2041 (A)	3,966	4,478
Massachusetts Electric
5.900%, 11/15/2039 (A)	70	80
MidAmerican Energy MTN
6.750%, 12/30/2031	475	593
5.800%, 10/15/2036	856	981
MidAmerican Energy Holdings
6.500%, 09/15/2037	4,125	4,897
6.125%, 04/01/2036	3,400	3,871
5.950%, 05/15/2037	555	621
Nevada Power
6.650%, 04/01/2036	210	264
NextEra Energy Capital Holdings
6.000%, 03/01/2019	1,530	1,759
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,771
Nisource Finance
5.950%, 06/15/2041	500	533
5.800%, 02/01/2042	2,000	2,078
4.800%, 02/15/2044	3,830	3,470
Northeast Utilities
2.800%, 05/01/2023	1,335	1,228
Northern States Power
7.125%, 07/01/2025	475	608
6.200%, 07/01/2037	2,500	3,115
3.400%, 08/15/2042	645	533
2.600%, 05/15/2023	1,760	1,631
Oglethorpe Power
5.375%, 11/01/2040	1,745	1,801
5.250%, 09/01/2050	65	64

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oncor Electric Delivery
7.000%, 09/01/2022	$175	$216
6.800%, 09/01/2018	35	42
5.300%, 06/01/2042	4,974	5,315
5.250%, 09/30/2040	4,050	4,302
4.550%, 12/01/2041	6,090	5,943
4.100%, 06/01/2022	2,150	2,214
Pacific Gas & Electric
6.250%, 03/01/2039	4,340	5,058
6.050%, 03/01/2034	3,800	4,316
5.800%, 03/01/2037	1,205	1,331
4.600%, 06/15/2043	3,300	3,143
3.250%, 09/15/2021	18	18
PacifiCorp
6.000%, 01/15/2039	1,835	2,225
5.500%, 01/15/2019	310	359
Pennsylvania Electric
6.150%, 10/01/2038	3,600	3,862
6.050%, 09/01/2017	50	56
Piedmont Natural Gas
4.650%, 08/01/2043	1,500	1,508
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,202
PPL Energy Supply
4.600%, 12/15/2021	100	100
Progress Energy
7.050%, 03/15/2019	1,720	2,071
4.400%, 01/15/2021	25	26
PSEG Power
5.125%, 04/15/2020	50	54
4.150%, 09/15/2021	127	129
Public Service Electric & Gas MTN
3.650%, 09/01/2042	4,075	3,544
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,465
3.950%, 03/15/2043	5,440	4,966
Public Service of Oklahoma
4.400%, 02/01/2021	27	29
Puget Sound Energy
5.795%, 03/15/2040	300	349
San Diego Gas & Electric
6.000%, 06/01/2026	625	758
Sempra Energy
9.800%, 02/15/2019	50	67
6.000%, 10/15/2039	4,000	4,463
South Carolina Electric & Gas
5.450%, 02/01/2041	85	93
Southern California Edison
6.000%, 01/15/2034	385	461
5.950%, 02/01/2038	510	610
5.500%, 08/15/2018	25	29
5.500%, 03/15/2040	160	184
4.050%, 03/15/2042	6,405	5,959
Southern California Gas
3.750%, 09/15/2042	1,730	1,532
Southwestern Electric Power
6.200%, 03/15/2040	2,634	2,980
Southwestern Public Service
8.750%, 12/01/2018	40	51
4.500%, 08/15/2041	1,660	1,622

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas-New Mexico Power
6.950%, 04/01/2043 (A)	$2,500	$3,164
Tucson Electric Power
3.850%, 03/15/2023	2,250	2,138
Union Electric
8.450%, 03/15/2039	2,930	4,491
Virginia Electric and Power
8.875%, 11/15/2038	235	369
4.650%, 08/15/2043	2,530	2,548
Westar Energy
4.625%, 09/01/2043	3,190	3,216
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		257,392

Total Corporate Obligations (Cost $2,128,372) ($ Thousands)		1,982,460

MUNICIPAL BONDS — 2.7%
City of Chicago, GO
6.257%, 01/01/2040	1,280	1,140
City of Houston, Ser A, GO
6.290%, 03/01/2032	4,150	4,667
City of New York, GO
5.985%, 12/01/2036	1,175	1,317
City of San Francisco, Public Utilities Commission Water Revenue, RB
6.000%, 11/01/2040	1,250	1,368
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/2040	400	448
Dallas Area, Rapid Transit, RB
5.022%, 12/01/2048	1,275	1,280
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	3,280	3,291
Illinois, Finance Authority, RB
4.000%, 06/01/2047	1,000	765
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	2,280	2,648
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	1,905	2,098
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	750	918
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	1,000	1,221
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	100	125
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	1,100	1,426
New York City, Build America Project, GO
5.206%, 10/01/2031	1,500	1,556

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	$1,150	$1,376
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	1,685	1,701
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	1,375	1,366
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	495	465
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	600	508
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,910	2,184
State of California, Build America Project, GO
7.625%, 03/01/2040	200	260
7.600%, 11/01/2040	950	1,245
7.550%, 04/01/2039	500	647
7.300%, 10/01/2039	800	1,000
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	2,210	2,396
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	900	950
State of Illinois, GO
5.100%, 06/01/2033	2,900	2,544
State of New York, Build America Project, RB
5.770%, 03/15/2039	5,495	5,947
State of Texas, Build America Project, GO
5.517%, 04/01/2039	1,000	1,121
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	1,730	1,893
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	815	884
University of California, Build America Project, RB
5.770%, 05/15/2043	250	273
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	6,100	5,210

Total Municipal Bonds (Cost $61,075) ($ Thousands)		56,238

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Tennessee Valley Authority
5.375%, 04/01/2056	3,935	4,264

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

3.500%, 12/15/2042	$2,525	$2,020

Total U.S. Government Agency Obligations (Cost $7,819) ($ Thousands)		6,284

SOVEREIGN DEBT — 0.3%
International Bank for Reconstruction & Development MTN
3.511%, 10/31/2030 (D)	2,605	1,233
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,425	2,995

Total Sovereign Debt (Cost $4,641) ($ Thousands)		4,228

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bills (D)(E)
0.037%, 12/05/2013	850	850
U.S. Treasury Bonds
2.875%, 05/15/2043	22,160	18,864
2.750%, 11/15/2042	1,700	1,410
U.S. Treasury Notes
2.500%, 08/15/2023	5,450	5,332
2.000%, 02/15/2023	2,415	2,271

Total U.S. Treasury Obligations (Cost $28,674) ($ Thousands)		28,727

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% * †	12,420,254	12,420

Total Cash Equivalent (Cost $12,420) ($ Thousands)		12,420

Total Investments — 99.5% (Cost $2,243,001) ($ Thousands) ††		$2,090,357

A summary of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(531)	Dec-2013	$186
U.S. 2-Year Treasury Note	(154)	Jan-2014	(10)
U.S. 2-Year Treasury Note	(138)	Sep-2013	11
U.S. 5-Year Treasury Note	(532)	Dec-2013	(311)
U.S. Long Treasury Bond	90	Dec-2013	134
U.S. Ultra Long Treasury Bond	496	Dec-2013	1,229

			$1,239

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2013

Percentages are based on a Net Assets of $2,100,940 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $2,243,001 ($ Thousands), and the unrealized appreciation and depreciation were $9,979 ($ Thousands) and $(162,623) ($ Thousands), respectively.

Cl — Class

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,982,460	$—	$1,982,460
Municipal Bonds	—	56,238	—	56,238
U.S. Government Agency Obligations	—	6,284	—	6,284
Sovereign Debt	—	4,228	—	4,228
U.S. Treasury Obligations	—	28,727	—	28,727
Cash Equivalent	12,420	—	—	12,420

Total Investments in Securities	$12,420	$2,077,937	$—	$2,090,357

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,560	$—	$—	$1,560
Unrealized Depreciation	(321)	—	—	(321)

Total Other Fiancial Instruments	$1,239	$—	$—	$1,239

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.2%

Consumer Discretionary — 2.6%
Amazon.com
0.650%, 11/27/2015	$825	$822
Comcast
5.850%, 11/15/2015	350	387
DIRECTV Holdings LLC
3.550%, 03/15/2015	650	673
Hasbro
6.125%, 05/15/2014	300	311
Maytag MTN
6.450%, 08/15/2014	1,300	1,367
NBCUniversal Enterprise
0.953%, 04/15/2018 (A) (B)	1,400	1,412
0.805%, 04/15/2016 (A) (B)	765	768
NBCUniversal Media LLC
2.100%, 04/01/2014	1,608	1,623
Newell Rubbermaid
2.000%, 06/15/2015	700	709
Thomson Reuters
0.875%, 05/23/2016	1,250	1,241
Time Warner Cable
7.500%, 04/01/2014	685	710
5.850%, 05/01/2017	950	1,034
Viacom
1.250%, 02/27/2015	590	592
Walt Disney MTN
0.450%, 12/01/2015	1,000	995

		12,644

Consumer Staples — 3.9%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/2015	1,200	1,256
0.800%, 07/15/2015	500	501
BAT International Finance
1.400%, 06/05/2015 (B)	1,365	1,377
Campbell Soup
0.565%, 08/01/2014 (A)	1,150	1,152
ConAgra Foods
1.300%, 01/25/2016	1,250	1,258
Costco Wholesale
0.650%, 12/07/2015	2,155	2,153
General Mills
0.564%, 01/29/2016 (A)	1,250	1,249
Heineken
0.800%, 10/01/2015 (B)	390	389
Kellogg
0.495%, 02/13/2015 (A)	1,000	1,000
Kimberly-Clark
0.384%, 05/15/2016 (A)	1,390	1,390
Kraft Foods Group
1.625%, 06/04/2015	750	761
PepsiCo
0.800%, 08/25/2014	745	747
0.465%, 07/30/2015 (A)	2,220	2,222
Philip Morris International
2.500%, 05/16/2016	750	778
Reynolds American
1.050%, 10/30/2015	310	310
SABMiller Holdings
0.955%, 08/01/2018 (A) (B)	750	749

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walgreen
0.772%, 03/13/2014 (A)	$1,600	$1,602

		18,894

Energy — 1.7%
BP Capital Markets
0.875%, 03/11/2014 (A)	245	246
0.775%, 05/10/2018 (A)	1,500	1,498
0.700%, 11/06/2015	1,820	1,813
Chevron
0.889%, 06/24/2016	435	435
Kinder Morgan Energy Partners
5.000%, 12/15/2013	750	759
Schlumberger Investment
0.824%, 09/12/2014 (A) (B)	870	874
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	199
Total Capital Canada
0.648%, 01/15/2016 (A)	1,210	1,216
TransCanada PipeLines
0.750%, 01/15/2016	1,175	1,164

		8,204

Financials — 26.5%
Abbey National Treasury Services
3.875%, 11/10/2014 (B)	1,400	1,442
ABN AMRO Bank
1.375%, 01/22/2016 (B)	1,500	1,494
American Express
0.852%, 05/22/2018 (A)	1,000	999
American Express Centurion Bank
0.715%, 11/13/2015 (A)	1,210	1,211
American Express Credit
0.774%, 07/29/2016 (A)	775	777
American Honda Finance MTN
1.000%, 08/11/2015 (B)	643	644
0.637%, 05/26/2016 (A) (B)	2,600	2,601
American International Group
4.250%, 09/15/2014	1,350	1,395
Australia & New Zealand Banking Group NY
0.824%, 05/15/2018 (A)	625	624
Bank of America MTN
1.500%, 10/09/2015	2,615	2,621
1.250%, 01/11/2016	850	845
Bank of Montreal MTN
0.870%, 04/09/2018 (A)	1,000	999
0.788%, 07/15/2016 (A)	525	526
Bank of New York Mellon MTN
3.100%, 01/15/2015	800	826
0.700%, 03/06/2018 (A)	700	700
0.534%, 07/28/2014 (A)	925	926
Bank of Nova Scotia
1.850%, 01/12/2015	1,795	1,823
0.950%, 03/15/2016	500	497
0.788%, 07/15/2016 (A)	1,500	1,505
0.715%, 09/11/2015 (A)	625	626
Bank of Tokyo-Mitsubishi UFJ
0.712%, 02/26/2016 (A) (B)	750	751

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BB&T
3.375%, 09/25/2013	$436	$437
1.130%, 06/15/2018 (A)	890	892
0.964%, 04/28/2014 (A)	818	820
Berkshire Hathaway
0.800%, 02/11/2016	1,700	1,697
BNP Paribas MTN
3.022%, 12/20/2014 (A)	1,030	1,059
BPCE MTN
1.516%, 04/25/2016 (A)	950	961
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/2013 (B)	1,345	1,346
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	525
0.786%, 07/18/2016 (A)	1,300	1,302
Capital One
0.723%, 03/22/2016 (A)	1,250	1,244
Capital One Financial
2.150%, 03/23/2015	800	813
1.418%, 07/15/2014 (A)	1,626	1,636
Caterpillar Financial Services MTN
1.100%, 05/29/2015	600	604
CDP Financial
3.000%, 11/25/2014 (B)	1,710	1,759
Citigroup
4.875%, 05/07/2015	750	792
1.250%, 01/15/2016	2,800	2,776
Cooperatieve Centrale Raiffeisen- Boerenleenbank
0.753%, 03/18/2016 (A)	1,000	1,003
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA MTN
2.125%, 10/13/2015	1,940	1,987
Credit Agricole Home Loan SFH
1.016%, 07/21/2014 (A) (B)	800	804
Credit Suisse USA
5.125%, 08/15/2015	500	540
Daimler Finance North America LLC
1.250%, 01/11/2016 (B)	1,945	1,938
1.125%, 08/01/2018 (A) (B)	800	801
0.945%, 08/01/2016 (A) (B)	2,010	2,010
Danske Bank
1.318%, 04/14/2014 (A) (B)	775	778
ERAC USA Finance LLC
2.250%, 01/10/2014 (B)	186	187
1.400%, 04/15/2016 (B)	335	332
Fifth Third Bank
0.672%, 02/26/2016 (A)	1,320	1,317
Ford Motor Credit LLC
1.516%, 05/09/2016 (A)	1,170	1,172
General Electric Capital
1.303%, 07/02/2015 (A)	1,635	1,656
1.136%, 05/09/2016 (A)	625	630
0.983%, 04/02/2018 (A)	500	502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group MTN
1.600%, 11/23/2015	$875	$881
1.465%, 04/30/2018 (A)	875	873
1.263%, 11/21/2014 (A)	810	814
0.769%, 01/12/2015 (A)	1,170	1,167
HSBC Bank
1.068%, 01/17/2014 (A) (B)	639	641
0.904%, 05/15/2018 (A) (B)	650	650
HSBC Bank USA NY
4.625%, 04/01/2014	1,200	1,227
HSBC USA
2.375%, 02/13/2015	1,320	1,350
Hyundai Capital America
1.625%, 10/02/2015 (B)	870	870
ING Bank
1.913%, 09/25/2015 (A) (B)	890	907
ING US
2.900%, 02/15/2018	650	643
International Lease Finance
6.500%, 09/01/2014 (B)	850	886
Intesa Sanpaolo
3.125%, 01/15/2016	650	648
JPMorgan Chase MTN
1.166%, 01/25/2018 (A)	675	677
1.065%, 01/24/2014 (A)	130	130
0.928%, 10/15/2015 (A)	585	586
0.882%, 02/26/2016 (A)	1,830	1,829
Manufacturers & Traders Trust
0.575%, 03/07/2016 (A)	1,210	1,204
MassMutual Global Funding II
0.648%, 01/14/2014 (A) (B)	656	657
MetLife Institutional Funding II
0.641%, 01/06/2015 (A) (B)	1,630	1,634
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (B)	1,000	1,013
1.500%, 01/10/2018 (B)	740	718
Monumental Global Funding
0.468%, 01/15/2014 (A) (B)	437	437
Morgan Stanley
1.512%, 02/25/2016 (A)	2,420	2,432
National Rural Utilities Cooperative Finance
1.000%, 02/02/2015	750	754
0.524%, 04/04/2014 (A)	200	200
0.509%, 05/27/2016 (A)	1,650	1,648
New York Life Global Funding
0.800%, 02/12/2016 (B)	790	783
0.615%, 05/23/2016 (A) (B)	1,750	1,756
Nissan Motor Acceptance
4.500%, 01/30/2015 (B)	835	876
Nordea Bank
0.725%, 05/13/2016 (A) (B)	900	902
PACCAR Financial MTN
0.536%, 02/08/2016 (A)	1,000	1,001
Pentair Finance
1.350%, 12/01/2015	345	346
Petrobras Global Finance
1.884%, 05/20/2016 (A)	2,800	2,778
PNC Bank
0.800%, 01/28/2016	1,000	994
0.584%, 04/29/2016 (A)	1,230	1,227

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pricoa Global Funding I
5.450%, 06/11/2014 (B)	$1,271	$1,318
Principal Life Global Funding II
1.000%, 12/11/2015 (B)	1,265	1,264
0.895%, 07/09/2014 (A) (B)	400	402
0.632%, 05/27/2016 (A) (B)	1,030	1,031
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	540	555
0.446%, 11/08/2013 (A)	250	250
Prudential Financial MTN
5.100%, 09/20/2014	479	502
1.044%, 08/15/2018 (A)	1,250	1,254
Royal Bank of Canada MTN
1.125%, 07/22/2016	1,450	1,441
0.850%, 03/08/2016	2,280	2,266
0.644%, 03/08/2016 (A)	800	802
0.501%, 01/06/2015 (A)	900	901
Royal Bank of Scotland Group
2.550%, 09/18/2015	295	301
Simon Property Group ‡
6.750%, 05/15/2014	900	924
SLM MTN
3.875%, 09/10/2015	400	407
Societe Generale
2.200%, 09/14/2013 (B)	363	363
Sumitomo Mitsui Banking
1.350%, 07/18/2015	650	655
Sun Life Financial Global Funding III
0.521%, 10/06/2013 (A) (B)	795	795
SunTrust Banks
3.600%, 04/15/2016	1,250	1,318
Svenska Handelsbanken
0.722%, 03/21/2016 (A)	1,000	1,001
Toronto-Dominion Bank MTN
0.445%, 05/01/2015 (A)	2,205	2,204
Toyota Motor Credit
0.553%, 05/17/2016 (A)	2,760	2,762
UBS MTN
5.875%, 07/15/2016	1,000	1,106
US Bank
0.548%, 10/14/2014 (A)	1,140	1,140
USAA Capital
3.500%, 07/17/2014 (B)	450	461
Ventas Realty ‡
3.125%, 11/30/2015	717	749
Volkswagen International Finance
2.875%, 04/01/2016 (B)	1,225	1,271
0.884%, 04/01/2014 (A) (B)	325	326
Wells Fargo MTN
1.500%, 07/01/2015	750	759
0.895%, 04/23/2018 (A)	1,250	1,248
0.794%, 07/20/2016 (A)	2,270	2,272
Western Union
2.375%, 12/10/2015	145	148
1.262%, 08/21/2015 (A)	625	626

		127,113

Health Care — 2.5%
AbbVie
1.200%, 11/06/2015	2,861	2,870

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baxter International
0.445%, 12/11/2014 (A)	$1,300	$1,300
Boston Scientific
4.500%, 01/15/2015	1,010	1,062
Express Scripts Holding
2.750%, 11/21/2014	1,400	1,432
McKesson
0.950%, 12/04/2015	395	395
Merck
0.453%, 05/18/2016 (A)	900	902
Quest Diagnostics
1.123%, 03/24/2014 (A)	850	852
Sanofi
0.586%, 03/28/2014 (A)	200	200
Teva Pharmaceutical Finance III BV
0.772%, 03/21/2014 (A)	1,590	1,593
Thermo Fisher Scientific
2.050%, 02/21/2014	189	190
UnitedHealth Group
0.387%, 08/28/2014 (A)	1,000	1,000
WellPoint
1.250%, 09/10/2015	211	212

		12,008

Industrials — 0.7%
Danaher
1.300%, 06/23/2014	285	287
General Electric
0.850%, 10/09/2015	2,295	2,295
Penske Truck Leasing
2.500%, 07/11/2014 (B)	85	86
Precision Castparts
0.700%, 12/20/2015	235	234
Tyco Electronics Group
5.950%, 01/15/2014	445	454

		3,356

Information Technology — 0.9%
Dell
0.874%, 04/01/2014 (A)	500	499
Hewlett-Packard
0.661%, 05/30/2014 (A)	1,550	1,549
TSMC Global
0.950%, 04/03/2016 (B)	550	540
Xerox
1.083%, 05/16/2014 (A)	1,778	1,778

		4,366

Materials — 1.5%
Anglo American Capital
2.150%, 09/27/2013 (B)	869	870
Glencore Funding LLC
1.422%, 05/27/2016 (A) (B)	1,350	1,317
Rio Tinto Finance USA
8.950%, 05/01/2014	1,000	1,054
1.113%, 06/17/2016 (A)	1,760	1,764
Xstrata Finance Canada
2.050%, 10/23/2015 (B)	1,750	1,742
Yara International
5.250%, 12/15/2014 (B)	450	471

		7,218

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.4%
AT&T
0.800%, 12/01/2015	$800	$798
0.650%, 02/12/2016 (A)	2,850	2,858
BellSouth
5.200%, 09/15/2014	361	378
British Telecommunications
1.397%, 12/20/2013 (A)	1,350	1,354
Cellco Partnership
5.550%, 02/01/2014	2,040	2,079
Telecom Italia Capital
5.250%, 11/15/2013	620	624
Verizon Communications
1.250%, 11/03/2014	750	755
0.460%, 03/06/2015 (A) (B)	1,550	1,548
Vodafone Group
0.648%, 02/19/2016 (A)	1,200	1,200

		11,594

Utilities — 2.5%
Commonwealth Edison
1.625%, 01/15/2014	264	265
Dominion Resources
1.800%, 03/15/2014	2,050	2,063
Duke Energy
6.300%, 02/01/2014	1,030	1,054
Duke Energy Indiana
0.619%, 07/11/2016 (A)	385	386
Duke Energy, Carolinas LLC
5.750%, 11/15/2013	175	177
Georgia Power
1.300%, 09/15/2013	225	225
0.663%, 08/15/2016 (A)	1,700	1,701
0.625%, 11/15/2015	2,700	2,688
NextEra Energy Capital Holdings
1.611%, 06/01/2014	350	352
1.339%, 09/01/2015	900	901
Northeast Utilities
1.022%, 09/20/2013 (A)	615	615
Pacific Gas & Electric
6.250%, 12/01/2013	500	507
Sempra Energy
1.033%, 03/15/2014 (A)	1,200	1,203

		12,137

Total Corporate Obligations (Cost $217,404) ($ Thousands)		217,534

ASSET-BACKED SECURITIES — 32.7%

Automotive — 21.5%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016	410	417
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	1,232	1,245
Ally Auto Receivables Trust, Ser 2011-5, Cl A3
0.990%, 11/16/2015	496	497
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	675	673

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2012-5, Cl A3
0.620%, 03/15/2017	$700	$699
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A2
0.510%, 12/22/2014	997	996
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	325	325
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	1,600	1,588
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	1,145	1,144
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.054%, 01/15/2016 (A)	1,833	1,837
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	1,250	1,260
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	517	521
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,650	1,662
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	515	516
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.634%, 02/15/2018 (A)	610	608
Ally Master Owner Trust, Ser 2013-2, Cl A
0.634%, 04/15/2018 (A)	1,425	1,418
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016	555	554
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017	925	925
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	1,112	1,115
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	343	349
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	283	283
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	1,126	1,127

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	$1,045	$1,055
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	91	91
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/2016	554	556
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	398	398
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	675	673
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	831	831
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	930	923
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	1,185	1,185
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.734%, 03/15/2020 (A)	1,323	1,326
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.484%, 01/15/2021 (A)	1,042	1,040
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015	585	584
Avis Budget Rental Car Funding, LLC, Ser 2011-1A, Cl A11
1.850%, 11/20/2014	422	423
California Republic Auto Receivables Trust, Ser 2013-1
1.410%, 09/17/2018	2,765	2,754
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	56	56
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/2015	25	25
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	79	80
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	875	895

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	$347	$348
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	385	383
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	223
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	414	414
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017	183	183
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.436%, 04/07/2024 (A)	1,188	1,199
Chesapeake Funding LLC, Ser 2012-1A
0.936%, 11/07/2023 (A)	1,960	1,967
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.636%, 05/07/2024 (A)	1,200	1,201
Chesapeake Funding LLC, Ser 2013-1A
0.636%, 01/07/2025 (A)	880	880
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019	250	252
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020	560	558
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017	909	910
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018	944	945
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018	1,235	1,234
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	1,005	1,005
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018	1,032	1,037
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018	541	539
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019	1,350	1,347
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	750	753
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	326	326
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/2015	520	520

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	$158	$158
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	890
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	386	386
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.784%, 02/15/2016 (A)	847	849
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.654%, 01/15/2016 (A)	1,738	1,739
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	875	883
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.564%, 01/15/2018 (A)	2,145	2,149
GE Dealer Floorplan Master Note Trust, Ser 2011-1
0.784%, 07/20/2016 (A)	670	671
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.754%, 02/20/2017 (A)	2,578	2,589
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.674%, 06/20/2017 (A)	1,625	1,628
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.624%, 10/20/2017 (A)	2,465	2,467
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	646	647
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	1,700	1,701
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	1,000	994
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/2015	402	404
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016	418	425
Honda Auto Receivables Owner Trust, Ser 2013-1
0.480%, 11/21/2016	375	374
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	279	280
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	297	298
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	450	450

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	$585	$583
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	545	543
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	55	55
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	425	434
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	675	674
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A2
0.400%, 12/15/2015	1,250	1,250
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/2014	472	472
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	965	964
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	191	191
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	985	985
Mercedes-Benz Master Owner Trust, Ser 2012-AA
0.790%, 11/15/2017	500	496
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.454%, 11/15/2016 (A)	2,050	2,043
Motor, Ser 2013-1, Cl A1
0.684%, 02/15/2021 (A)	846	532
Navistar Financial Dealer Note Master Trust, Ser 2011-1, Cl A
1.334%, 10/25/2016 (A)	450	450
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015	471	472
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	119	119
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/2015	500	501
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	280	280
Nissan Auto Lease Trust, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	1,000	998
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	1,182	1,185
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	150	150

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	$615	$613
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.654%, 05/15/2017 (A)	1,230	1,231
Porsche Financial Auto Securitization Trust, Ser 2011-1, Cl A3
0.840%, 01/16/2015	14	14
Porsche Innovative Lease Owner Trust, Ser 2011-1
1.090%, 09/22/2014	104	104
Porsche Innovative Lease Owner Trust, Ser 2011-1, Cl A4
1.260%, 11/20/2017	575	576
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015	430	429
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018	1,775	1,776
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	860	879
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A3
1.830%, 11/17/2014	347	347
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	144	144
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
0.830%, 04/15/2015	330	331
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/2015	402	402
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	460	460
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	1,200	1,194
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	865	859
SNAAC Auto Receivables Trust, Ser 2013-1A
1.140%, 07/16/2018	447	447
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	561	562
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	1,250	1,247
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	280	279
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/2015	1,305	1,305

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	$1,000	$1,014
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	30	30
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	550	550
Volkswagen Auto Loan Enhanced Trust, Ser 2013-1, Cl A2
0.370%, 01/20/2016	915	914
Volvo Financial Equipment LLC, Ser 2013-1A
0.740%, 03/15/2017	960	955
World Omni Auto Receivables Trust, Ser 2012-B, Cl A3
0.610%, 06/15/2017	700	699
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A3
1.490%, 10/15/2014	78	79
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/2016	247	248
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	2,199	2,200
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.534%, 02/15/2018 (A)	1,125	1,124

		103,249

Credit Cards — 3.6%
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	565	565
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.364%, 02/15/2019 (A)	1,155	1,151
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.773%, 09/15/2015 (A)	200	200
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	825	827
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	1,125	1,122
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.604%, 07/15/2020 (A)	1,350	1,350
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018	750	784
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.934%, 08/15/2018 (A)	1,100	1,125

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Card Execution Note Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	$550	$552
Discover Card Execution Note Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	302
Discover Card Execution Note Trust, Ser 2013-A3, Cl A3
0.364%, 10/15/2018 (A)	1,115	1,112
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.334%, 08/15/2017 (A)	425	424
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	1,215	1,207
GE Capital Credit Card Master Note Trust, Ser 2009-4
3.800%, 11/15/2017	740	768
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.734%, 01/15/2017 (A)	659	660
Golden Credit Card Trust, Ser 2012-3A
0.634%, 07/17/2017 (A)	765	767
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017	675	673
Gracechurch Card Funding, Ser 2012-1A, Cl A1
0.884%, 02/15/2017 (A)	1,000	1,004
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.884%, 06/15/2017 (A)	1,000	1,005
Master Credit Card Trust II, Ser 2013-3A
0.614%, 01/22/2018 (A)	1,175	1,175
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017	420	418

		17,191

Mortgage Related Securities — 1.2%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.524%, 01/25/2035 (A)	545	529
Asset-Backed Securities Home Equity, Ser 2005-HE3, Cl M2
0.844%, 04/25/2035 (A)	49	49
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.474%, 01/20/2034 (A)	1,272	1,249
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.344%, 01/20/2036 (A)	2,478	2,411
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.334%, 03/20/2036 (A)	685	671
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.424%, 03/20/2036 (A)	884	850

		5,759

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 6.4%
Apidos CLO XII, Ser 2013-12A
1.373%, 04/15/2025 (A)	$1,100	$1,099
Atrium CDO, Ser 2013-10A, Cl A
1.396%, 07/16/2025 (A)	1,165	1,151
Babson CLO, Ser 2013-IA, Cl A
1.312%, 04/20/2025 (A)	1,200	1,188
Carlyle Global Market Strategies CLO, Ser 2013-2A
1.430%, 04/18/2025 (A) (B)	325	321
CIFC Funding, Ser 2013-1A, Cl A1
1.432%, 04/16/2025 (A)	1,060	1,058
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	62	62
CNH Equipment Trust, Ser 2011-C, Cl A3
1.190%, 12/15/2016	928	931
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	280	279
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	785	784
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/2015	268	269
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	189	189
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Small Ticket LLC, Ser 2011-2A, Cl A2
1.140%, 06/23/2014	11	11
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014	209	209
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/2019	335	336
GE Equipment Transportation LLC, Ser 2012-1, Cl A2
0.770%, 09/22/2014	100	100
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	312	313
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	1,761	1,755
HLSS Servicer Advance Receivables-Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045	765	769
HLSS Servicer Advance Receivables-Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044	350	347

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HLSS Servicer Advance Receivables-Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044	$1,990	$1,989
HLSS Servicer Advance Receivables-Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046	420	417
JCP&L Transition Funding LLC, Ser 2002-A, Cl A3
5.810%, 12/05/2015	134	135
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	359	359
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	1,600	1,593
John Deere Owner Trust, Ser 2013-B, Cl A3
0.550%, 01/15/2016	540	540
Katonah, Ser 2005-7A, Cl B
0.684%, 11/15/2017 (A)	696	675
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015	1,135	1,135
Madison Park Funding I, Ser 2007-4A, Cl A1B
0.573%, 03/22/2021 (A)	580	550
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015	455	455
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.402%, 08/26/2019 (A)	455	454
New York City Tax Lien, Ser 2013-A, Cl A2C
1.190%, 11/10/2026	590	590
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.392%, 07/17/2025 (A)	1,000	993
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.395%, 04/20/2025 (A)	690	682
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.186%, 04/20/2021 (A)	1,147	1,145
Securitized Asset-Backed Receivables LLC, Ser 2005-FR4, Cl M1
0.904%, 01/25/2036 (A)	12	12
Sierra Timeshare Receivables Funding LLC, Ser 2007-2A, Cl A2
1.184%, 09/20/2019 (A)	49	49
SLM Student Loan Trust, Ser 2005-5, Cl A2
0.346%, 10/25/2021 (A)	32	32

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-8, Cl A2
0.356%, 07/25/2022 (A)	$9	$9
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.366%, 01/25/2023 (A)	503	502
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.346%, 04/25/2023 (A)	666	666
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.266%, 07/25/2017 (A)	471	469
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.276%, 10/25/2017 (A)	120	119
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.466%, 01/25/2016 (A)	78	78
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.366%, 10/25/2016 (A)	291	291
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.816%, 10/25/2017 (A)	92	92
SLM Student Loan Trust, Ser 2011-1
0.704%, 03/25/2026 (A)	445	445
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.184%, 10/15/2024 (A)	187	188
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.034%, 12/16/2024 (A)	590	588
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.384%, 11/25/2016 (A)	973	973
SLM Student Loan Trust, Ser 2012-6, Cl A1
0.344%, 02/27/2017 (A)	475	475
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.344%, 02/27/2017 (A)	552	552
SLM Student Loan Trust, Ser 2013-1
0.334%, 02/27/2017 (A)	1,135	1,133
SMS Student Loan Trust, Ser 1999-A, Cl A2
0.514%, 10/28/2029 (A)	354	354
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.464%, 04/28/2029 (A)	150	149

		30,934

Total Asset-Backed Securities (Cost $157,643) ($ Thousands)		157,133

MORTGAGE-BACKED SECURITIES — 18.8%

Agency Mortgage-Backed Obligations — 6.1%
FHLMC ARM
2.375%, 05/01/2036 (A)	219	232
2.219%, 02/01/2022 (A)	261	278
2.191%, 02/01/2030 (A)	195	206

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/2023	$12	$12
FHLMC CMO, Ser 2003-2654, Cl OG
5.000%, 02/15/2032	76	77
FHLMC CMO, Ser 2004-2890, Cl KC
4.500%, 02/15/2019	69	70
FHLMC CMO, Ser 2005-2931, Cl AM
4.500%, 07/15/2019	278	284
FHLMC CMO, Ser 2005-3019, Cl DB
4.500%, 05/15/2019	15	15
FHLMC CMO, Ser 2009-3558, Cl AW
4.750%, 08/15/2019	322	326
FHLMC CMO, Ser 2010-3634, Cl EA
4.000%, 11/15/2023	397	407
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/2018	211	223
FHLMC CMO, Ser 2778, Cl JD
5.000%, 12/15/2032	112	115
FHLMC CMO, Ser 2793, Cl GE
5.500%, 11/15/2032	208	210
FNMA
6.000%, 01/01/2027 to 04/01/2040	999	1,092
5.414%, 11/01/2013	30	30
5.000%, 02/01/2023 to 03/01/2025	1,225	1,313
4.710%, 03/01/2014	1,168	1,167
1.990%, 01/01/2017	425	427
1.940%, 01/01/2017	495	502
FNMA ARM
2.340%, 01/01/2029 (A)	32	34
2.245%, 11/01/2025 (A)	25	26
2.103%, 11/01/2023 (A)	69	71
2.075%, 09/01/2024 (A)	170	177
2.048%, 05/01/2028 (A)	138	145
2.015%, 09/01/2024 (A)	66	68
1.250%, 11/01/2021 (A)	39	39
FNMA Benchmark REMIC CMO, Ser 2007-B1, Cl BE
5.450%, 12/25/2020	90	90
FNMA CMO, Ser 1993-220, Cl FA
0.784%, 11/25/2013 (A)	1	1
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	41	45
FNMA CMO, Ser 2001-33, Cl FA
0.634%, 07/25/2031 (A)	49	49
FNMA CMO, Ser 2002-64, Cl FG
0.434%, 10/18/2032 (A)	38	38
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	329	350
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	267	278
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	326	334

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA, Ser 2009-M2, Cl A1
2.387%, 01/25/2019	$112	$112
FNMA, Ser M3, Cl A1
2.587%, 03/25/2020	430	435
FNMA TBA
3.500%, 09/01/2040	2,050	2,143
3.000%, 09/25/2026	8,028	8,215
2.500%, 09/15/2027	1,900	1,886
GNMA ARM
4.500%, 09/20/2039 (A)	190	197
GNMA CMO
5.000%, 09/20/2031	588	607
GNMA CMO, Ser 2009-104, Cl NJ
4.250%, 07/20/2036	400	417
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	1,220	1,281
GNMA CMO, Ser 2009-24, Cl A
4.500%, 03/20/2034	99	100
GNMA CMO, Ser 2010-122, Cl A
1.897%, 01/16/2032	167	168
GNMA CMO, Ser 2010-43, Cl JA
3.000%, 09/20/2037	489	506
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	255	258
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	168	169
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.636%, 10/07/2020 (A)	809	814
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	25	25
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.556%, 11/06/2017 (A)	393	394
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.636%, 01/08/2020 (A)	956	961
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.586%, 02/06/2020 (A)	561	564
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.565%, 03/06/2020 (A)	700	702
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.566%, 05/07/2020 (A)	496	496

		29,181

Non-Agency Mortgage-Backed Obligations — 12.7%
Banc of America Merrill Lynch Commercial Mortgage
4.936%, 11/10/2041 (A)	856	880
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.783%, 07/25/2035 (A)	604	563
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.209%, 11/25/2035 (A)	72	65

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.872%, 02/25/2036 (A)	$178	$135
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.741%, 06/25/2035 (A)	237	202
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.694%, 08/25/2035 (A)	389	316
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR5
4.978%, 07/11/2042 (A)	215	221
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	37	37
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8
4.674%, 06/11/2041	1,411	1,480
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	1,117	1,166
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	925	991
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	390	388
Citigroup Commercial Mortgage Trust, Ser C2, Cl A5
4.733%, 10/15/2041	1,575	1,623
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.686%, 09/25/2034 (A)	116	114
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.949%, 03/25/2036 (A)	344	282
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.460%, 01/25/2036 (A)	164	162
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046	991	1,026
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	905	905
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	255	252

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	$587	$580
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	500	494
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	638	637
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	286	284
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/2044	534	535
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	660	658
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.724%, 02/25/2035 (A)	50	46
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.797%, 02/20/2036 (A)	299	238
Credit Suisse First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/2036 (A)	213	213
Credit Suisse First Boston Mortgage Securities, Ser 2004-C3, Cl A5
5.113%, 07/15/2036 (A)	120	122
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046	755	795
FDIC Commercial Mortgage Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A)	1,014	1,014
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.732%, 02/25/2048 (A) (B)	352	352
Fosse Master Issuer, Ser 2011-1A, Cl A2
1.666%, 10/18/2054 (A) (B)	796	802
GE Capital Commercial Mortgage, Ser 2004-C3, Cl A4
5.189%, 07/10/2039 (A)	1,337	1,373
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	67	67
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.805%, 11/19/2035 (A)	379	327
Granite Master Issuer, Ser 2006-3, Cl A4
0.264%, 12/20/2054 (A)	1,280	1,251

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/2036	$39	$39
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A)	638	645
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.456%, 03/06/2020 (A)	1,016	1,017
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043	722	762
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/2044	303	307
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	344	341
GS Mortgage Securities II, Ser 2013-GC13
1.206%, 07/10/2046	469	467
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.836%, 07/25/2035 (A)	418	332
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.803%, 01/25/2036 (A)	547	484
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.872%, 05/25/2047 (A)	407	314
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.944%, 01/25/2035 (A)	116	100
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.704%, 04/25/2035 (A)	130	116
Impac CMB Trust, Ser 2005-3, Cl A1
0.664%, 08/25/2035 (A)	121	100
Impac CMB Trust, Ser 2005-5, Cl A1
0.824%, 08/25/2035 (A)	98	81
Impac CMB Trust, Ser 2005-8, Cl 1A
0.444%, 02/25/2036 (A)	312	251
JPMorgan Chase Commercial Mortgage Securities Pass- Through, Ser 2004-C2, Cl A3
5.383%, 05/15/2041 (A)	632	642
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/2038	397	400
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.754%, 06/12/2041 (A)	1,257	1,295
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3
4.936%, 08/15/2042 (A)	1,144	1,213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043	$745	$776
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043	817	841
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046	888	892
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A1
1.600%, 08/15/2046	1,947	1,962
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	265	261
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	859	857
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	196	194
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	272	273
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.706%, 08/25/2035 (A)	250	229
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.710%, 05/25/2037 (A)	301	235
LB-UBS Commercial Mortgage Trust, Ser 2004-C7
4.475%, 10/15/2029	474	490
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	1,173	1,206
LB-UBS Commercial Mortgage Trust, Ser C6, Cl A6
5.020%, 08/15/2029 (A)	1,770	1,805
LB-UBS Commercial Mortgage Trust, Ser C7, Cl A6
4.786%, 10/15/2029 (A)	490	502
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.454%, 04/25/2035 (A)	126	119
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/2041 (A)	851	877
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.164%, 06/25/2037 (A)	480	361

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	$164	$163
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/2041	15	15
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/2041	326	328
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (A)	1,240	1,268
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/2045	418	420
Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/2041 (A)	1,846	1,892
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/2042	635	660
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051	589	583
MortgageIT Trust, Ser 2005-5, Cl A1
0.444%, 12/25/2035 (A)	440	382
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.484%, 11/15/2038 (A) (B)	170	147
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.493%, 12/15/2039 (A) (B)	413	353
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
3.971%, 07/27/2037 (A)	343	275
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.454%, 01/20/2035 (A)	54	49
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.816%, 01/21/2055 (A) (B)	225	229
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	755	741
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	440	436
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	359	355
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	914	906

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/2045	$989	$997
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/2035 (A)	6	6
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	625	656
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 10/15/2044 (A)	540	575
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.465%, 12/15/2044 (A)	1,050	1,123
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.486%, 03/25/2036 (A)	502	433
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	450	446
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	730	726
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.625%, 01/25/2035 (A)	243	241
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.634%, 07/25/2036 (A)	405	367
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.751%, 09/25/2036 (A)	284	253
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/2044	153	155
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044	1,001	1,013
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	1,207	1,195
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	1,111	1,112
WFRBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	1,481	1,463

		61,345

Total Mortgage-Backed Securities (Cost $90,673) ($ Thousands)		90,526

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 4.4%
City of Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/2015	$1,840	$1,832
City of New York, Ser D-2, GO
3.250%, 12/01/2014	500	517
County of Hamilton, Sewer System Revenue, RB
0.803%, 12/01/2015	2,755	2,743
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	1,165	1,152
Grand Parkway Transportation, Ser D, RB
1.000%, 10/01/2017 (A)	745	745
Illinois State, GO
4.071%, 01/01/2014	1,000	1,009
Irvine Ranch, Water District Joint Powers Agency, RB
2.605%, 03/15/2014	550	556
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (A)	1,270	1,297
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/2016	45	45
Maine, Municipal Bond Bank, RB
1.068%, 06/01/2015	1,030	1,028
Nebraska, Public Power District, Ser A, RB
5.140%, 01/01/2014	715	725
New Jersey State, Economic Development Authority, RB
1.059%, 03/01/2016	1,265	1,252
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,767
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	1,565	1,601
North Carolina State, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/2014	650	657
Oregon State, School Boards Association, Ser A, GO, NATL-RE FGIC
1.100%, 06/30/2015 (C)	500	489
South Carolina State, Public Service Authority, Ser D, RB Callable 12/01/14 @ 100
1.058%, 06/01/2015 (A)	1,640	1,640
State of California, GO
5.450%, 04/01/2015	305	326

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Wisconsin General Fund, Ser A, RB
0.798%, 05/01/2015	$820	$821

Total Municipal Bonds (Cost $21,257) ($ Thousands)		21,202

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FFCB
0.730%, 08/15/2016	2,600	2,589
FNMA
1.000%, 09/09/2015	2,075	2,075
0.750%, 09/27/2016	1,725	1,711

Total U.S. Government Agency Obligations (Cost $6,407) ($ Thousands)		6,375

SOVEREIGN DEBT — 0.2%
European Investment Bank
1.125%, 08/15/2014	400	403
International Bank for Reconstruction and Development
0.500%, 11/26/2013	710	710
Total Sovereign Debt (Cost $1,114) ($ Thousands)		1,113

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Notes
1.500%, 12/31/2013	3,600	3,617

Total U.S. Treasury Obligation (Cost $3,617) ($ Thousands)		3,617

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	1,325,044	1,325

Total Cash Equivalent (Cost $1,325) ($ Thousands)		1,325

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT (D) — 0.3%
BNP Paribas 0.050%, dated 08/30/2013, to be repurchased on 09/03/2013, repurchase price $1,200,007 (collateralized by various GNMA obligations, 2.500% - 6.000%, 04/20/2026 - 06/15/2053, par values ranging from $25,457 - $675,000; total market value $1,224,000)	$1,200	$1,200

Total Repurchase Agreement (Cost $1,200) ($ Thousands)		1,200

Total Investments — 104.0% (Cost $500,640) ($ Thousands) ††		$500,025

A list of the open futures contracts held by the Fund at August 31, 2013, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(77)	Dec-2013	$(7)
U.S. 5-Year Treasury Note	(57)	Dec-2013	(3)
U.S. 2-Year Treasury Note	(9)	Jan-2014	—
U.S. Long Treasury Bond	(3)	Dec-2013	(3)

			$(13)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $480,874 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Tri-Party Repurchase Agreement.

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $500,640 ($ Thousands), and the unrealized appreciation and depreciation were $1,247 ($ Thousands) and $(1,862) ($ Thousands), respectively.

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FGIC — Federal Guaranty Insurance Company

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

NY — New York

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$217,534	$—	$217,534
Asset-Backed Securities	—	157,133	—	157,133
Mortgage-Backed Securities	—	90,526	—	90,526
Municipal Bonds	—	21,202	—	21,202
U.S. Government Agency Obligations	—	6,375	—	6,375
Repurchase Agreement	—	1,200	—	1,200
Sovereign Debt	—	1,113	—	1,113
Cash Equivalent	1,325	—	—	1,325
U.S. Treasury Obligation	—	3,617	—	3,617

Total Investments in Securities	$1,325	$498,700	$—	$500,025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Depreciation*	$(13)	$—	$—	$(13)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 92.9%

Argentina — 0.6%
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)		1,267	$1,140
Republic of Argentina
8.750%, 06/02/2017		502	388
8.280%, 12/31/2033		2,519	1,461
8.280%, 12/31/2033		667	374
7.000%, 10/03/2015		1,812	1,610
7.000%, 10/03/2015		1,895	1,683
6.000%, 03/31/2023 (B)		172	129
0.000%, 03/31/2023 (B) (C)		1,680	1,176

			7,961

Azerbaijan — 0.1%
State Oil of the Azerbaijan Republic MTN
5.450%, 02/09/2017		909	948
4.750%, 03/13/2023		420	381

			1,329

Belarus — 0.2%
Republic of Belarus
8.950%, 01/26/2018		2,130	1,917
8.750%, 08/03/2015		1,380	1,304

			3,221

Bermuda — 0.1%
Bermuda Government International Bond
4.138%, 01/03/2023 (A)		880	843
GeoPark Latin America Agencia en Chile
7.500%, 02/11/2020 (A)		200	199

			1,042

Bolivia — 0.1%
Bolivian Government International Bond
5.950%, 08/22/2023 (A)		440	417
4.875%, 10/29/2022		300	271

			688

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
1.063%, 12/11/2021 (C)	DEM	1,417	764

Brazil — 9.4%
Andrade Gutierrez International
4.000%, 04/30/2018		203	188
Banco do Brasil
3.875%, 10/10/2022		230	193

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		720	$777
5.500%, 07/12/2020		100	101
5.500%, 07/12/2020 (A)		400	406
Braskem Finance
7.375%, 10/04/2049		100	87
Brazil Letras do Tesouro Nacional
10.643%, 01/01/2017	BRL	59,323	17,177
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		3,122	3,176
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2020	BRL	7,160	7,116
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	43,600	17,493
10.000%, 01/01/2021	BRL	36,649	13,815
10.000%, 01/01/2023	BRL	77,814	28,757
Cia Energetica de Sao Paulo MTN
9.750%, 01/15/2015		670	416
Cielo
3.750%, 11/16/2022		300	250
ESAL GmbH
6.250%, 02/05/2023 (A)		296	265
Federal Republic of Brazil
10.250%, 01/10/2028	BRL	980	408
10.125%, 05/15/2027		580	867
10.125%, 05/15/2027		350	523
8.875%, 04/15/2024		470	627
8.500%, 01/05/2024	BRL	7,870	3,004
8.250%, 01/20/2034		4,446	5,609
7.125%, 01/20/2037		4,254	4,839
5.875%, 01/15/2019		436	487
4.875%, 01/22/2021		5,320	5,573
2.625%, 01/05/2023 (D)		3,612	3,076
General Shopping Finance
10.000%, 12/31/2049 (A)		43	37
Globo Comunicacao e Participacoes
6.250%, 07/20/2015 (E)		162	168
Hypermarcas
6.500%, 04/20/2021 (A)		200	199
Itau Unibanco Holding
5.650%, 03/19/2022 (A)		232	213
JBS Finance II
8.250%, 01/29/2018		380	391
8.250%, 01/29/2018 (A)		550	566

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Marfrig Holding Europe
9.875%, 07/24/2017		1,400	$1,393
8.375%, 05/09/2018		552	504
Marfrig Overseas
9.500%, 05/04/2020		1,600	1,516
Minerva Luxembourg
12.250%, 02/10/2022		800	912
12.250%, 02/10/2022 (A)		500	570
7.750%, 01/31/2023		400	388
7.750%, 01/31/2023 (A)		295	286
Odebrecht Drilling Norbe VIII
6.350%, 06/30/2021		287	281
6.350%, 06/30/2021 (A)		182	179
Odebrecht Finance
5.125%, 06/26/2022 (A)		200	190
QGOG Atlantic
5.250%, 07/30/2018 (A)		301	302
Samarco Mineracao
4.125%, 11/01/2022 (A)		457	384
Schahin II Finance
5.875%, 09/25/2022 (A)		206	192
Vale
5.625%, 09/11/2042		340	284
Vale Overseas
8.250%, 01/17/2034		410	448
6.875%, 11/21/2036		280	271
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/2019 (A)		600	641

			125,545

Chile — 1.1%
Automotores Gildemeister
6.750%, 01/15/2023		600	426
Banco del Estado de Chile
4.125%, 10/07/2020		160	160
4.125%, 10/07/2020 (A)		300	300
3.875%, 02/08/2022 (A)		250	239
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2018	CLP	520,000	1,056
6.000%, 01/01/2020	CLP	740,000	1,512
6.000%, 01/01/2022	CLP	225,000	465
BRT Escrow
8.000%, 08/18/2018 (A)		—	—
Cencosud
5.500%, 01/20/2021 (A)		200	201
4.875%, 01/20/2023 (A)		300	275

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Chile Government International Bond
5.500%, 08/05/2020	CLP	563,000	$1,121
3.250%, 09/14/2021		170	164
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	214
6.250%, 07/08/2019 (A)		30	32
5.250%, 08/10/2020		120	119
5.250%, 08/10/2020 (A)		280	278
Nacional del Cobre de Chile
7.500%, 01/15/2019		190	226
6.150%, 10/24/2036		958	1,000
6.150%, 10/24/2036 (A)		569	594
5.625%, 09/21/2035		1,760	1,721
4.500%, 08/13/2023 (A)		1,589	1,555
4.250%, 07/17/2042 (A)		1,136	897
3.875%, 11/03/2021		447	429
3.875%, 11/03/2021 (A)		450	432
3.750%, 11/04/2020		325	315
3.750%, 11/04/2020 (A)		310	300
3.000%, 07/17/2022 (A)		924	817
SMU
7.750%, 02/08/2020		600	405

			15,253

China — 1.8%
Agile Property Holdings
8.875%, 04/28/2017		851	891
Amber Circle Funding
3.250%, 12/04/2022		1,020	919
Bestgain Real Estate
2.625%, 03/13/2018		200	184
China Overseas Finance Cayman V
3.950%, 11/15/2022		200	178
China Railway Resources Huitung
3.850%, 02/05/2023		330	302
China SCE Property Holdings
11.500%, 11/14/2017		1,000	1,067
China Shanshui Cement Group
10.500%, 04/27/2017		500	506
10.500%, 04/27/2017		200	202
10.500%, 04/27/2017 (A)		750	758
8.500%, 05/25/2016		300	297
COSCO Finance 2011
4.000%, 12/03/2022		200	180
Country Garden Holdings
11.250%, 04/22/2017		910	993
11.125%, 02/23/2018		200	221
7.500%, 01/10/2023		1,319	1,213
7.500%, 01/10/2023 (A)		202	186

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Evergrande Real Estate Group
9.250%, 01/19/2016	CNY	3,350	$547
7.500%, 01/19/2014	CNY	3,280	537
Franshion Development
6.750%, 04/15/2021 (A)		430	429
Longfor Properties
9.500%, 04/07/2016		1,000	1,073
Sinochem Overseas Capital
6.300%, 11/12/2040		390	413
4.500%, 11/12/2020		3,581	3,585
4.500%, 11/12/2020 (A)		3,568	3,572
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		1,369	1,227
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		320	299
Sunac China Holdings
12.500%, 10/16/2017		400	430
9.375%, 04/05/2018		1,800	1,750
Talent Yield Investments
4.500%, 04/25/2022		1,606	1,578
Yingde Gases Investment
8.125%, 04/22/2018		1,000	1,008

			24,545

Colombia — 3.5%
Bancolombia
5.125%, 09/11/2022		284	253
Bogota Distrito Capital
9.750%, 07/26/2028	COP	510,000	333
9.750%, 07/26/2028 (A)	COP	10,018,000	6,544
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/24/2020	COP	8,365,000	5,134
Colombian TES
7.500%, 08/26/2026	COP	2,650,000	1,311
7.000%, 05/04/2022	COP	5,560,000	2,801
7.000%, 05/04/2022	COP	3,070,000	1,546
7.000%, 05/04/2022	COP	628,000	316
7.000%, 05/04/2022	COP	3,130,000	1,577
Ecopetrol
7.625%, 07/23/2019		50	57
7.625%, 07/23/2019 (A)		210	240
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	510
Empresa de Energia de Bogota
6.125%, 11/10/2021		200	203
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	334,000	178
Grupo Aval
5.250%, 02/01/2017 (A)		200	207
4.750%, 09/26/2022 (A)		234	205
Gruposura Finance
5.700%, 05/18/2021 (A)		272	272

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Pacific Rubiales Energy
5.125%, 03/28/2023 (A)		534	$473
Republic of Colombia
12.000%, 10/22/2015	COP	490,000	287
11.750%, 02/25/2020		2,218	3,194
9.850%, 06/28/2027	COP	1,554,000	1,031
8.125%, 05/21/2024		1,120	1,434
7.750%, 04/14/2021	COP	4,704,000	2,736
7.375%, 01/27/2017		310	361
7.375%, 03/18/2019		2,092	2,516
7.375%, 09/18/2037		5,750	6,957
6.125%, 01/18/2041		1,810	1,898
4.375%, 07/12/2021		2,154	2,197
4.375%, 03/21/2023	COP	1,484,000	682
2.625%, 03/15/2023		599	520
Titulos de Tesoreria
7.000%, 02/25/2015	COP	620,000	702
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (A)		200	200

			46,875

Costa Rica — 0.3%
Banco de Costa Rica
5.250%, 08/12/2018		2,124	2,145
5.250%, 08/12/2018 (A)		390	394
Costa Rica Government International Bond
5.625%, 04/30/2043		290	244
4.375%, 04/30/2025		290	256
4.375%, 04/30/2025 (A)		201	177
4.250%, 01/26/2023		890	805
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	415
6.375%, 05/15/2043		290	244

			4,680

Croatia — 1.0%
Republic of Croatia
6.750%, 11/05/2019		2,355	2,479
6.625%, 07/14/2020		2,413	2,509
6.375%, 03/24/2021		1,130	1,148
6.375%, 03/24/2021 (A)		200	203
6.250%, 04/27/2017		200	210
6.250%, 04/27/2017 (A)		590	619
5.875%, 07/09/2018	EUR	170	236
5.500%, 04/04/2023		6,191	5,912
Zagrebacki Holding
5.500%, 07/10/2017	EUR	350	376

			13,692

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Dominican Republic — 0.4%
Republic of Dominican Republic
9.040%, 01/23/2018	705	$771
7.500%, 05/06/2021	2,376	2,542
7.500%, 05/06/2021 (A)	520	556
5.875%, 04/18/2024	880	838

		4,707

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/2015	1,590	1,642

Egypt — 0.1%
Arab Republic of Egypt
6.875%, 04/30/2040	400	300
5.750%, 04/29/2020	300	254
5.750%, 04/29/2020 (A)	270	228
Nile Finance
5.250%, 08/05/2015	260	242

		1,024

El Salvador — 0.4%
Republic of El Salvador
8.250%, 04/10/2032	580	589
8.250%, 04/10/2032	150	152
7.750%, 01/24/2023	820	886
7.750%, 01/24/2023	367	396
7.650%, 06/15/2035	110	106
7.650%, 06/15/2035	420	405
7.625%, 02/01/2041 (A)	150	145
7.375%, 12/01/2019	440	479
7.375%, 12/01/2019 (A)	250	272
5.875%, 01/30/2025	485	446
Telemovil Finance
8.000%, 10/01/2017	900	945

		4,821

Gabon — 0.0%
Republic of Gabonese Republic
8.200%, 12/12/2017	100	112

Georgia — 0.3%
Georgian Railway JSC
7.750%, 07/11/2022	1,190	1,255
7.750%, 07/11/2022 (A)	420	443
Republic of Georgia
6.875%, 04/12/2021	1,823	1,914
6.875%, 04/12/2021 (A)	310	326

		3,938

Germany — 0.0%
Deutsche Bank, CLN (Cablevision) MTN
9.375%, 02/13/2018 (A)	530	384

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017		553	$600
8.500%, 10/04/2017 (A)		300	325
7.875%, 08/07/2023 (A)		393	379

			1,304

Guatemala — 0.1%
Guatemala Government Bond
4.875%, 02/13/2028		950	845

Hong Kong — 0.2%
Central China Real Estate MTN
6.500%, 06/04/2018		1,000	940
China Oriental Group
8.000%, 08/18/2015 (A)		400	394
Hengdeli Holdings
6.250%, 01/29/2018		240	233
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020		610	632
MCE Finance
5.000%, 02/15/2021 (A)		200	184
Shimao Property Holdings
11.000%, 03/08/2018		600	671

			3,054

Hungary — 3.3%
Republic of Hungary
8.000%, 02/12/2015	HUF	1,197,310	5,492
7.750%, 08/24/2015	HUF	1,522,550	7,039
7.625%, 03/29/2041		1,090	1,120
7.000%, 06/24/2022	HUF	1,138,000	5,106
6.750%, 02/24/2017	HUF	271,840	1,238
6.750%, 11/24/2017	HUF	1,661,920	7,573
6.500%, 06/24/2019	HUF	214,100	956
6.375%, 03/29/2021		1,132	1,166
6.250%, 01/29/2020		910	940
6.000%, 01/11/2019	EUR	1,024	1,405
6.000%, 11/24/2023	HUF	166,770	697
5.500%, 05/06/2014	GBP	598	935
5.500%, 12/22/2016	HUF	458,390	2,026
5.500%, 12/20/2018	HUF	1,147,350	4,947
5.375%, 02/21/2023		1,774	1,663
5.000%, 03/30/2016	GBP	253	391
4.125%, 02/19/2018		1,898	1,841

			44,535

India — 0.3%
Bharti Airtel International Netherlands
5.125%, 03/11/2023 (A)		283	237
Export-Import Bank of India MTN
4.000%, 08/07/2017		220	213

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

ICICI Bank
5.750%, 11/16/2020		100	$97
5.750%, 11/16/2020 (A)		127	123
NTPC MTN
4.750%, 10/03/2022		200	175
Reliance Holdings USA
5.400%, 02/14/2022 (A)		250	244
Vedanta Resources
8.250%, 06/07/2021		1,900	1,786
8.250%, 06/07/2021 (A)		200	188
7.125%, 05/31/2023 (A)		200	171
6.000%, 01/31/2019 (A)		531	481

			3,715

Indonesia — 5.0%
Adaro Indonesia
7.625%, 10/22/2019 (A)		480	497
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	501
7.000%, 05/15/2027	IDR	2,500,000	196
Indo Energy Finance II
6.375%, 01/24/2023		1,701	1,335
6.375%, 01/24/2023 (A)		408	320
Indonesia Treasury Bond
11.000%, 09/15/2025	IDR	2,000,000	214
8.375%, 03/15/2034	IDR	13,600,000	1,181
6.625%, 05/15/2033	IDR	3,500,000	254
6.125%, 05/15/2028	IDR	17,700,000	1,269
Indosat Palapa
7.375%, 07/29/2020 (A)		210	222
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	116,900,000	9,771
Majapahit Holding
8.000%, 08/07/2019		200	215
8.000%, 08/07/2019 (A)		350	376
7.875%, 06/29/2037 (A)		215	214
7.750%, 10/17/2016		160	174
7.750%, 10/17/2016		250	272
7.750%, 01/20/2020 (A)		320	338
Pertamina Persero
6.500%, 05/27/2041 (A)		820	681
6.000%, 05/03/2042		610	473
6.000%, 05/03/2042 (A)		1,450	1,124
5.625%, 05/20/2043		970	703
4.875%, 05/03/2022 (A)		550	478

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)		390	$353
5.250%, 10/24/2042		200	138
Republic of Indonesia
11.625%, 03/04/2019		3,084	3,963
11.625%, 03/04/2019		1,006	1,293
11.625%, 03/04/2019 (A)		2,610	3,354
11.000%, 10/15/2014	IDR	5,300,000	502
10.375%, 05/04/2014		170	179
8.500%, 10/12/2035		1,612	1,830
8.500%, 10/12/2035		100	113
8.500%, 10/12/2035		531	603
8.250%, 06/15/2032	IDR	23,164,000	1,995
7.750%, 01/17/2038		1,414	1,488
7.750%, 01/17/2038		5,325	5,605
7.000%, 05/15/2022	IDR	53,620,000	4,482
6.875%, 01/17/2018		5,574	6,020
6.875%, 01/17/2018 (A)		100	108
6.625%, 05/15/2033	IDR	36,980,000	2,681
6.625%, 02/17/2037		896	831
6.625%, 02/17/2037		70	65
6.250%, 04/15/2017	IDR	17,400,000	1,514
5.875%, 03/13/2020		810	806
5.875%, 03/13/2020 (A)		790	786
5.625%, 05/15/2023	IDR	42,251,000	3,168
5.250%, 01/17/2042		867	676
4.875%, 05/05/2021		1,111	1,025
4.875%, 05/05/2021 (A)		550	507
3.750%, 04/25/2022		476	401
3.375%, 04/15/2023 (A)		2,837	2,270

			67,564

Iraq — 0.5%
Republic of Iraq
5.800%, 01/15/2028		8,087	6,429

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	240	335
7.875%, 12/15/2019		600	633
Altice Finco
9.875%, 12/15/2020		800	860

			1,828

Ivory Coast — 0.4%
Government of Ivory Coast
5.750%, 12/31/2032		3,527	2,989
5.750%, 12/31/2032		2,984	2,529

			5,518

Jamaica — 0.4%
Digicel Group
10.500%, 04/15/2018		2,170	2,338
8.250%, 09/30/2020		1,750	1,855
8.250%, 09/30/2020 (A)		500	530

			4,723

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Kazakhstan — 1.9%
Development Bank of Kazakhstan
4.125%, 12/10/2022	880	$770
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021	300	311
7.250%, 01/28/2021 (A)	700	726
KazAgro National Management Holding
4.625%, 05/24/2023	420	368
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042	700	668
6.375%, 10/06/2020 (A)	660	693
Kazatomprom
6.250%, 05/20/2015	250	261
6.250%, 05/20/2015 (A)	350	365
Kazkommertsbank MTN
8.000%, 11/03/2015	400	401
7.875%, 04/07/2014	100	100
7.500%, 11/29/2016	900	873
Kazkommertsbank JSC Via Citigroup Global Markets
8.700%, 04/07/2014 (C) (E)	600	593
KazMunaiGaz Finance Sub MTN
11.750%, 01/23/2015	1,859	2,089
9.125%, 07/02/2018	1,068	1,276
9.125%, 07/02/2018 (A)	986	1,178
7.000%, 05/05/2020	2,297	2,524
6.375%, 04/09/2021	2,723	2,859
6.375%, 04/09/2021 (A)	2,845	2,987
KazMunayGas National
7.000%, 05/05/2020 (A)	1,331	1,462
5.750%, 04/30/2043	1,100	897
5.750%, 04/30/2043 (A)	879	716
4.400%, 04/30/2023	360	320
4.400%, 04/30/2023 (A)	1,158	1,028
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019	750	772
7.125%, 11/13/2019 (A)	495	510

		24,747

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020	1,760	1,628

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Lithuania — 0.5%
Republic of Lithuania
7.375%, 02/11/2020		480	$566
7.375%, 02/11/2020 (A)		800	944
6.625%, 02/01/2022		1,500	1,712
6.625%, 02/01/2022 (A)		300	342
6.125%, 03/09/2021		940	1,043
6.125%, 03/09/2021 (A)		1,716	1,905
5.125%, 09/14/2017		680	731

			7,243

Malaysia — 3.8%
Axiata SPV1 Labuan
5.375%, 04/28/2020		290	302
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	353
4.392%, 04/15/2026	MYR	9,900	3,070
4.378%, 11/29/2019	MYR	1,800	563
4.262%, 09/15/2016	MYR	7,900	2,460
4.160%, 07/15/2021	MYR	14,770	4,529
4.012%, 09/15/2017	MYR	20,800	6,412
3.892%, 03/15/2027	MYR	1,348	391
3.844%, 04/15/2033	MYR	1,960	552
3.580%, 09/28/2018	MYR	6,020	1,821
3.502%, 05/31/2027	MYR	1,050	295
3.492%, 03/31/2020	MYR	17,153	5,060
3.480%, 03/15/2023	MYR	19,438	5,643
3.418%, 08/15/2022	MYR	7,613	2,198
3.314%, 10/31/2017	MYR	9,840	2,956
3.260%, 03/01/2018	MYR	23,670	7,074
Penerbangan Malaysia
5.625%, 03/15/2016		741	808
Petronas Capital
7.875%, 05/22/2022		1,541	1,919
5.250%, 08/12/2019		3,550	3,849
5.250%, 08/12/2019		260	282
Petronas Capital Registered
7.875%, 05/22/2022		46	57
Wakala Global Sukuk
4.646%, 07/06/2021 (A)		410	421

			51,015

Mexico — 7.2%
BBVA Bancomer
6.750%, 09/30/2022 (A)		650	665
6.008%, 05/17/2022 (C)		400	401
Cemex
9.500%, 06/15/2018 (A)		243	263
9.000%, 01/11/2018 (A)		344	363
6.500%, 12/10/2019 (A)		550	533

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Cemex Espana Luxembourg
9.875%, 04/30/2019		1,550	$1,678
9.250%, 05/12/2020		2	2
9.250%, 05/12/2020		630	658
9.250%, 05/12/2020 (A)		789	825
Cemex Finance
9.375%, 10/12/2022 (A)		543	569
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		570	510
4.875%, 05/26/2021		200	202
4.875%, 05/26/2021 (A)		300	303
Grupo Bimbo
4.500%, 01/25/2022 (A)		100	99
Metalsa
4.900%, 04/24/2023 (A)		234	216
Mexican Bonos
10.000%, 12/05/2024	MXP	37,194	3,589
10.000%, 11/20/2036	MXP	25,400	2,444
8.500%, 12/13/2018	MXP	12,119	1,031
8.500%, 05/31/2029	MXP	55,122	4,726
8.500%, 11/18/2038	MXP	43,283	3,626
8.000%, 06/11/2020	MXP	6	1
7.750%, 12/14/2017	MXP	14,673	1,200
7.750%, 05/29/2031	MXP	90,882	7,205
7.750%, 11/13/2042	MXP	42,300	3,257
7.500%, 06/03/2027	MXP	99,097	7,949
6.500%, 06/10/2021	MXP	83,650	6,406
6.500%, 06/09/2022	MXP	113,340	8,595
5.000%, 06/15/2017	MXP	34,091	2,539
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXP	178,475	14,988
Mexican Udibonos
4.000%, 11/15/2040	MXP	3,300	1,282
2.500%, 12/10/2020	MXP	519	197
2.000%, 06/09/2022	MXP	525	192
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (A)		200	184
Pemex Project Funding Master Trust
6.625%, 06/15/2035		1,576	1,619
5.750%, 03/01/2018		984	1,080
Petroleos Mexicanos
8.000%, 05/03/2019		470	566
6.500%, 06/02/2041		1,130	1,124
6.000%, 03/05/2020		210	231
6.000%, 03/05/2020 (A)		80	88
5.500%, 06/27/2044		150	130
5.500%, 06/27/2044 (A)		190	165
3.500%, 01/30/2023 (A)		210	188

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Southern Copper
6.750%, 04/16/2040		162	$150
5.250%, 11/08/2042		225	174
United Mexican States MTN
8.300%, 08/15/2031		150	202
7.500%, 04/08/2033		450	562
6.050%, 01/11/2040		2,472	2,618
5.950%, 03/19/2019		490	560
5.750%, 10/12/2110		5,342	4,794
5.125%, 01/15/2020		1,166	1,281
4.750%, 03/08/2044		1,806	1,574
United Mexican States, Ser A MTN
6.750%, 09/27/2034		2,189	2,533

			96,337

Morocco — 0.1%
Kingdom of Morocco
5.500%, 12/11/2042		700	553
4.250%, 12/11/2022		600	511

			1,064

Nigeria — 1.2%
Afren
11.500%, 02/01/2016		1,800	2,056
11.500%, 02/01/2016 (A)		700	800
10.250%, 04/08/2019 (A)		200	227
Nigeria Treasury Bill
13.719%, 05/22/2014	NGN	71,400	396
12.280%, 02/13/2014	NGN	52,038	301
10.999%, 03/06/2014	NGN	25,000	145
10.796%, 01/23/2014	NGN	190,300	1,113
6.446%, 03/20/2014	NGN	444,390	2,559
5.541%, 02/06/2014	NGN	49,500	288
Republic of Nigeria
16.390%, 01/27/2022	NGN	170,000	1,185
16.390%, 01/27/2022	NGN	166,559	1,161
16.000%, 06/29/2019	NGN	256,000	1,717
16.000%, 06/29/2019	NGN	81,930	549
15.100%, 04/27/2017	NGN	25,540	163
10.700%, 05/30/2018	NGN	8,000	44
6.750%, 01/28/2021 (A)		550	582
6.375%, 07/12/2023 (A)		617	623
Sea Trucks Group
9.000%, 03/26/2018 (A)		1,400	1,274
9.000%, 03/26/2018 (A)		600	546

			15,729

Pakistan — 0.1%
Pakistan Mobile Communications
8.625%, 11/13/2013 (A)		330	330

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Republic of Pakistan
7.125%, 03/31/2016	100	$96
7.125%, 03/31/2016	450	431
6.875%, 06/01/2017	10	9
6.875%, 06/01/2017	630	589

		1,455

Panama — 0.9%
ENA Norte Trust
4.950%, 04/25/2023	289	289
Republic of Panama
9.375%, 01/16/2023	595	797
9.375%, 04/01/2029	2,920	4,081
8.875%, 09/30/2027	1,535	2,072
8.125%, 04/28/2034	2,249	2,834
7.125%, 01/29/2026	100	120
6.700%, 01/26/2036	890	988
4.300%, 04/29/2053	1,047	780

		11,961

Paraguay — 0.1%
Republic of Paraguay
4.625%, 01/25/2023	350	319
Telefonica Celular del Paraguay
6.750%, 12/13/2022	200	199
6.750%, 12/13/2022	900	895

		1,413

Peru — 1.6%
Ajecorp
6.500%, 05/14/2022 (A)	200	195
Alicorp
3.875%, 03/20/2023 (A)	200	180
Azucarera del Peru
6.375%, 08/02/2022 (A)	124	118
Banco de Credito del Peru
5.375%, 09/16/2020	10	10
5.375%, 09/16/2020 (A)	306	309
BBVA Banco Continental
5.000%, 08/26/2022 (A)	195	184
Cementos Pacasmayo
4.500%, 02/08/2023 (A)	225	196
Inkia Energy
8.375%, 04/04/2021 (A)	348	371
Peru Enhanced Pass-Through Finance
4.399%, 06/02/2025 (A)	1,000	620
2.721%, 05/31/2018 (A)	304	274
2.524%, 05/31/2018	242	218

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Peru
9.910%, 05/05/2015	PEI	785	$304
8.750%, 11/21/2033		5,941	8,228
8.600%, 08/12/2017	PEI	2,260	910
8.200%, 08/12/2026	PEI	4,680	1,981
7.840%, 08/12/2020	PEI	1,650	659
7.840%, 08/12/2020	PEI	3,020	1,206
7.350%, 07/21/2025		1,730	2,145
7.125%, 03/30/2019		190	226
6.950%, 08/12/2031	PEI	915	325
6.950%, 08/12/2031	PEI	3,530	1,254
6.900%, 08/12/2037	PEI	320	112
6.900%, 08/12/2037	PEI	400	140
6.850%, 02/12/2042	PEI	850	292
5.200%, 09/12/2023	PEI	1,380	462
Volcan Cia Minera
5.375%, 02/02/2022 (A)		112	105

			21,024

Philippines — 1.1%
Development Bank of Philippines
5.500%, 03/25/2021		370	387
National Power
9.625%, 05/15/2028		1,100	1,573
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024		250	296
7.390%, 12/02/2024 (A)		650	770
Republic of Philippines
10.625%, 03/16/2025		1,566	2,365
9.500%, 02/02/2030		2,998	4,291
8.375%, 06/17/2019		460	575
7.750%, 01/14/2031		1,307	1,634
6.250%, 01/14/2036	PHP	42,000	993
4.000%, 01/15/2021		1,293	1,307
3.900%, 11/26/2022	PHP	52,000	1,140

			15,331

Poland — 6.0%
Eileme 2
11.750%, 01/31/2020	EUR	600	926
11.625%, 01/31/2020		1,200	1,392
11.625%, 01/31/2020 (A)		1,150	1,334
Polish Television Holding MTN
13.000%, 11/15/2014 (E)	EUR	400	552

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Poland
6.375%, 07/15/2019		5,909	$6,775
6.250%, 10/24/2015	PLN	2,640	866
5.750%, 10/25/2021	PLN	23,420	7,924
5.750%, 09/23/2022	PLN	12,985	4,398
5.750%, 04/25/2029	PLN	3,680	1,258
5.500%, 04/25/2015	PLN	9,390	3,011
5.500%, 10/25/2019	PLN	6,410	2,136
5.250%, 10/25/2017	PLN	4,988	1,630
5.125%, 04/21/2021		200	213
5.000%, 03/23/2022		2,659	2,781
4.750%, 10/25/2016	PLN	5,500	1,765
4.750%, 04/25/2017	PLN	20,930	6,723
4.000%, 10/25/2023	PLN	37,442	11,154
3.750%, 04/25/2018	PLN	26,900	8,289
3.045%, 07/25/2014	PLN	10,530	3,178
3.000%, 08/24/2016	PLN	36,589	11,732
3.000%, 03/17/2023		330	293
2.750%, 08/25/2023	PLN	6,578	2,111

			80,441

Qatar — 0.3%
Qtel International Finance
7.875%, 06/10/2019		973	1,177
4.500%, 01/31/2043		250	208
State of Qatar
9.750%, 06/15/2030		623	963
6.400%, 01/20/2040		330	366
6.400%, 01/20/2040 (A)		438	486
5.250%, 01/20/2020		1,300	1,437

			4,637

Romania — 0.8%
Romania Government Bond MTN
6.750%, 02/07/2022		3,484	3,868
6.750%, 02/07/2022 (A)		390	433
5.900%, 07/26/2017	RON	2,830	877
5.850%, 07/28/2014	RON	5,660	1,708
5.850%, 04/26/2023	RON	930	290
5.800%, 10/26/2015	RON	5,650	1,726
5.750%, 04/29/2020	RON	1,390	428
5.600%, 11/28/2018	RON	600	184
4.375%, 08/22/2023		1,410	1,318

			10,832

Russia — 10.2%
Alfa Bank Via Alfa Bond Issuance
7.500%, 09/26/2019		950	997
7.500%, 09/26/2019 (A)		475	499
Brunswick Rail Finance
6.500%, 11/01/2017		1,050	1,021
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,500	1,537
EDC Finance
4.875%, 04/17/2020 (A)		250	229

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (A)	250	$245
Evraz Group
9.500%, 04/24/2018	800	853
6.750%, 04/27/2018	400	384
Far East Capital
8.750%, 05/02/2020	650	582
8.000%, 05/02/2018	2,800	2,499
Far Eastern Shipping
8.750%, 05/02/2020 (A)	200	182
8.000%, 05/02/2018 (A)	200	178
Gaz Capital MTN
8.625%, 04/28/2034	230	267
6.510%, 03/07/2022	470	486
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022	967	858
4.375%, 09/19/2022 (A)	335	297
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019	841	1,005
4.950%, 07/19/2022 (A)	932	867
4.950%, 02/06/2028	300	253
4.950%, 02/06/2028 (A)	893	755
Metalloinvest Finance
6.500%, 07/21/2016	400	418
MTS International Funding
8.625%, 06/22/2020	2,050	2,363
8.625%, 06/22/2020 (A)	1,050	1,210
5.000%, 05/30/2023 (A)	549	489
OAO TMK Capital
7.750%, 01/27/2018	1,500	1,552
Promsvyazbank Via PSB Finance MTN
10.200%, 11/06/2019	850	901
8.500%, 04/25/2017	1,000	1,072
Ritekro
11.837%, 11/07/2022 (F) (G)	538	200
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022	550	492
Russian Agricultural Bank Via RSHB Capital
6.000%, 06/03/2021 (C)	425	422
5.298%, 12/27/2017 (A)	415	422

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	164,827	$5,061
7.600%, 04/14/2021	RUB	542,686	16,605
7.600%, 07/20/2022	RUB	220,196	6,671
7.500%, 03/15/2018	RUB	24,180	746
7.500%, 02/27/2019	RUB	422,550	12,980
7.400%, 04/19/2017	RUB	199,211	6,116
7.400%, 06/14/2017	RUB	28,100	867
7.350%, 01/20/2016	RUB	100,000	3,070
7.050%, 01/19/2028	RUB	31,947	884
7.000%, 12/03/2014 (E)	RUB	35,860	1,042
7.000%, 01/25/2023	RUB	213,392	6,158
6.800%, 12/11/2019	RUB	139,150	4,118
6.200%, 01/31/2018	RUB	139,540	4,102
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		924	1,573
7.850%, 03/10/2018	RUB	265,000	8,226
7.850%, 03/10/2018 (A)	RUB	10,000	310
7.500%, 03/31/2030 (E)		11,810	13,621
5.625%, 04/04/2042 (A)		400	398
5.000%, 04/29/2020		300	316
3.250%, 04/04/2017 (A)		1,200	1,236
Russian Railways via RZD Capital
5.700%, 04/05/2022		399	401
Russian Standard Bank Via Russian Standard Finance
9.250%, 07/11/2017		1,200	1,271
Sberbank of Russia Via SB Capital
6.125%, 02/07/2022		310	317
6.125%, 02/07/2022 (A)		200	204
6.125%, 02/07/2022 (A)		290	297
5.717%, 06/16/2021		400	400
5.250%, 05/23/2023		290	261
5.125%, 10/29/2022 (A)		275	253
SCF Capital
5.375%, 10/27/2017 (A)		409	407
Severstal OAO Via Steel Capital
6.700%, 10/25/2017		104	111
5.900%, 10/17/2022 (A)		202	184
Sibur Securities
3.914%, 01/31/2018 (A)		320	302
TMK
6.750%, 04/03/2020		1,000	960
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		340	355
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/2021		200	207

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

VimpelCom Holdings
7.504%, 03/01/2022	1,600	$1,616
7.504%, 03/01/2022 (A)	600	606
5.200%, 02/13/2019 (A)	300	291
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/2018 (A)	100	114
7.748%, 02/02/2021 (A)	1,490	1,539
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020	2,820	3,044
6.902%, 07/09/2020 (A)	835	901
6.800%, 11/22/2025	240	248
6.800%, 11/22/2025 (A)	600	620
6.025%, 07/05/2022 (A)	860	866
5.450%, 11/22/2017	110	116
5.450%, 11/22/2017 (A)	340	358
VTB Capital
6.875%, 05/29/2018	570	608
6.250%, 06/30/2035	396	418
VTB Bank Via VTB Capital
6.950%, 10/17/2022	451	444
6.315%, 02/22/2018	1,046	1,101

		136,455

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021	650	671
8.750%, 05/13/2021 (A)	200	206

		877

Serbia — 0.2%
Republic of Serbia
7.250%, 09/28/2021	1,100	1,105
7.250%, 09/28/2021 (A)	1,360	1,367
5.250%, 11/21/2017 (A)	200	196
4.875%, 02/25/2020	500	454

		3,122

Singapore — 0.5%
MMI International
8.000%, 03/01/2017 (A)	250	253
Sea Production
10.265%, 02/14/2014 (A) (C)	5,226	4,808
STATS ChipPAC
4.500%, 03/20/2018 (A)	201	196
Yanlord Land Group
9.500%, 05/04/2017	1,470	1,551

		6,808

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

South Africa — 7.7%
Edcon Pty
9.500%, 03/01/2018	EUR	1,400	$1,671
9.500%, 03/01/2018	EUR	630	752
Eskom Holdings
6.750%, 08/06/2023		300	294
5.750%, 01/26/2021		3,940	3,782
Myriad International Holdings
6.000%, 07/18/2020 (A)		200	204
Republic of South Africa
13.500%, 09/15/2015	ZAR	44,150	4,875
10.500%, 12/21/2026	ZAR	102,089	11,575
8.750%, 02/28/2048	ZAR	23,000	2,092
8.500%, 06/23/2017		3,038	3,596
8.250%, 09/15/2017	ZAR	70,710	7,119
8.000%, 12/21/2018	ZAR	218,930	21,777
7.750%, 02/28/2023	ZAR	108,416	10,259
7.250%, 01/15/2020	ZAR	44,040	4,172
7.000%, 02/28/2031	ZAR	104,379	8,425
6.875%, 05/27/2019		2,435	2,721
6.750%, 03/31/2021	ZAR	90,360	8,228
6.500%, 02/28/2041	ZAR	17,600	1,244
6.250%, 03/31/2036	ZAR	35,510	2,507
5.875%, 05/30/2022		800	834
5.500%, 03/09/2020		4,339	4,513
4.665%, 01/17/2024		2,418	2,249
Transnet SOC
4.000%, 07/26/2022 (A)		305	254

			103,143

Sri Lanka — 0.4%
Bank of Ceylon
6.875%, 05/03/2017 (A)		360	355
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/2015 (A)		170	177
6.250%, 10/04/2020		820	777
6.250%, 07/27/2021		1,669	1,552
6.250%, 07/27/2021 (A)		530	493
5.875%, 07/25/2022		2,084	1,855
5.875%, 07/25/2022 (A)		200	178

			5,387

Supra-National — 0.1%
Inter-American Development Bank MTN
5.160%, 08/20/2015	IDR	10,910,000	859

Thailand — 2.6%
PTT Global Chemical
4.250%, 09/19/2022 (A)		200	187
PTTEP Canada International Finance MTN
5.692%, 04/05/2021		200	212

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	$105
3.875%, 06/13/2019	THB	130,470	4,069
3.650%, 12/17/2021	THB	381,310	11,450
3.625%, 05/22/2015	THB	41,700	1,311
3.625%, 06/16/2023	THB	198,586	5,845
3.580%, 12/17/2027	THB	53,280	1,511
3.250%, 06/16/2017	THB	72,370	2,236
2.800%, 10/10/2017	THB	112,000	3,390
1.250%, 03/12/2028	THB	32,291	861
Thailand Government Index- Linked Bond
1.200%, 07/14/2021	THB	149,782	4,319

			35,496

Turkey — 7.0%
Akbank
5.000%, 10/24/2022		250	211
3.875%, 10/24/2017 (A)		150	139
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	199
KOC Holding
3.500%, 04/24/2020		200	164
Republic of Turkey
11.875%, 01/15/2030		225	342
11.000%, 08/06/2014	TRY	4,870	2,422
10.500%, 01/15/2020	TRY	2,630	1,332
10.000%, 12/04/2013	TRY	400	197
10.000%, 06/17/2015	TRY	1,900	938
9.500%, 01/12/2022	TRY	11,597	5,513
9.000%, 01/27/2016	TRY	2,400	1,158
9.000%, 03/08/2017	TRY	20,939	10,016
8.500%, 09/14/2022	TRY	11,840	5,286
8.300%, 06/20/2018	TRY	2,780	1,282
8.300%, 06/20/2018	TRY	2,800	1,293
8.000%, 02/14/2034		3,262	3,687
7.500%, 07/14/2017		3,004	3,350
7.500%, 11/07/2019		2,029	2,278
7.375%, 02/05/2025		2,255	2,449
7.250%, 03/05/2038		300	313
7.100%, 03/08/2023	TRY	7,800	3,176
7.100%, 03/08/2023	TRY	1,230	501
7.000%, 09/26/2016		880	962
7.000%, 03/11/2019		280	307
7.000%, 06/05/2020		110	120
6.875%, 03/17/2036		2,375	2,373
6.750%, 04/03/2018		6,542	7,108
6.750%, 05/30/2040		2,421	2,382
6.500%, 01/07/2015	TRY	16,754	7,916
6.300%, 02/14/2018	TRY	11,400	4,899
6.250%, 09/26/2022		675	694
6.000%, 01/14/2041		870	778
5.625%, 03/30/2021		1,179	1,182
5.125%, 03/25/2022		3,237	3,108
4.875%, 04/16/2043		300	233
4.500%, 02/11/2015	TRY	1,118	559
4.000%, 04/29/2015	TRY	6,713	3,294
4.000%, 04/01/2020	TRY	3,671	1,822
3.250%, 03/23/2023 (D)		2,819	2,305
3.000%, 02/23/2022	TRY	14,844	6,846

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Turkiye Garanti Bankasi
5.250%, 09/13/2022 (A)		400	$338
4.000%, 09/13/2017 (A)		300	282
Turkiye Is Bankasi
3.750%, 10/10/2018		300	265

			94,019

Ukraine — 2.8%
Biz Finance for Ukreximbank
8.375%, 04/27/2015		3,723	3,602
DTEK Finance
7.875%, 04/04/2018		2,850	2,686
Ferrexpo Finance
7.875%, 04/07/2016 (A)		205	194
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017 (A)		444	407
Government of Ukraine
9.250%, 07/24/2017		2,010	1,963
9.250%, 07/24/2017 (A)		3,611	3,530
7.950%, 02/23/2021		530	470
7.950%, 02/23/2021 (A)		350	310
7.800%, 11/28/2022		1,980	1,715
7.800%, 11/28/2022 (A)		2,738	2,372
7.750%, 09/23/2020		500	441
7.500%, 04/17/2023		500	427
7.500%, 04/17/2023 (A)		2,861	2,442
6.875%, 09/23/2015 (A)		484	466
6.580%, 11/21/2016		103	95
6.250%, 06/17/2016		200	184
6.250%, 06/17/2016 (A)		700	646
4.950%, 10/13/2015	EUR	1,658	2,077
Metinvest
10.250%, 05/20/2015		2,280	2,377
8.750%, 02/14/2018		1,400	1,323
8.750%, 02/14/2018 (A)		341	322
MHP
10.250%, 04/29/2015		350	364
10.250%, 04/29/2015		300	312
8.250%, 04/02/2020		750	662
8.250%, 04/02/2020		2,100	1,853
Mriya Agro Holding
9.450%, 04/19/2018		1,100	1,004
9.450%, 04/19/2018 (A)		281	257
NAK Naftogaz Ukraine
9.500%, 09/30/2014		2,583	2,538
Oschadbank Via SSB No. 1
8.875%, 03/20/2018		550	463
8.250%, 03/10/2016		630	570
State Export-Import Bank of Ukraine JSC via Biz Finance
8.750%, 01/22/2018		970	851

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Ukraine Railways via Shortline
9.500%, 05/21/2018		250	$220

			37,143

United Arab Emirates — 1.1%
Abu Dhabi National Energy MTN
5.875%, 12/13/2021		1,091	1,187
Dolphin Energy
5.888%, 06/15/2019		555	602
DP World MTN
6.850%, 07/02/2037		1,600	1,516
DP World Sukuk
6.250%, 07/02/2017		1,800	1,926
Dubai Electricity & Water Authority
7.375%, 10/21/2020		340	381
7.375%, 10/21/2020 (A)		740	830
Dubai Holding Commercial Operations MTN
6.000%, 02/01/2017	GBP	800	1,225
4.750%, 01/30/2014	EUR	2,600	3,428
Emaar Sukuk MTN
6.400%, 07/18/2019		700	728
Emirate of Abu Dhabi MTN
7.750%, 10/05/2020		1,260	1,436
5.250%, 01/30/2043		200	160
Emirates Airlines
5.125%, 06/08/2016		320	333
4.500%, 02/06/2025		400	356
Jafz Sukuk
7.000%, 06/19/2019		250	271

			14,379

Uruguay — 0.7%
Republic of Uruguay
7.625%, 03/21/2036		1,604	1,912
4.500%, 08/14/2024		4,406	4,241
4.125%, 11/20/2045		871	647
Republic of Uruguay PIK
7.875%, 01/15/2033		1,743	2,098

			8,898

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Venezuela — 3.7%
Government of Venezuela
13.625%, 08/15/2018	1,493	$1,609
13.625%, 08/15/2018	497	516
12.750%, 08/23/2022	3,442	3,408
12.750%, 08/23/2022	9,459	9,364
11.950%, 08/05/2031	2,622	2,366
11.950%, 08/05/2031	227	205
11.750%, 10/21/2026	4,273	3,867
10.750%, 09/19/2013	213	214
9.250%, 09/15/2027 (D)	999	799
9.250%, 05/07/2028	717	557
9.000%, 05/07/2023	1,164	931
9.000%, 05/07/2023	2,226	1,780
8.500%, 10/08/2014	936	943
8.250%, 10/13/2024	20	15
8.250%, 10/13/2024	577	430
7.750%, 10/13/2019	678	554
7.750%, 10/13/2019	20	16
7.650%, 04/21/2025	334	236
7.650%, 04/21/2025	20	14
7.000%, 12/01/2018	1,409	1,159
6.000%, 12/09/2020	390	279
6.000%, 12/09/2020	156	112
5.750%, 02/26/2016	350	313
5.750%, 02/26/2016	64	57
5.750%, 02/26/2016	863	772
Petroleos de Venezuela
12.750%, 02/17/2022	324	314
8.500%, 11/02/2017	12,087	10,799
5.500%, 04/12/2037	684	380
5.375%, 04/12/2027	1,997	1,138
5.250%, 04/12/2017	20	16
5.250%, 04/12/2017	578	457
5.000%, 10/28/2015	781	676
4.900%, 10/28/2014	141	133
4.900%, 10/28/2014	4,961	4,676

		49,105

Vietnam — 0.1%
Socialist Republic of Vietnam
6.875%, 01/15/2016	440	464
6.750%, 01/29/2020	640	672
Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/2017 (A)	400	396

		1,532

Zambia — 0.0%
Zambia Government International Bond
5.375%, 09/20/2022	300	253

Total Global Bonds (Cost $1,329,051) ($ Thousands)		1,244,071

Description	Face Amount(1) (Thousands)/ Shares/Contracts		Market Value ($ Thousands)

LOAN PARTICIPATIONS — 0.4%

Angola — 0.1%
Republic of Angola
2.317%, 04/30/2016 (F) (G)	EUR	650	$820

Indonesia — 0.1%
PT Bumi Resources
18.186%, 08/07/2013		1,973	1,677

Singapore — 0.1%
Morton Bay Senior
6.220%, 12/31/2013 (F) (G)		3,020	1,877

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/2015		500	365
1.000%, 09/30/2018		1,015	630

			995

Total Loan Participations (Cost $6,804) ($ Thousands)			5,369

CONVERTIBLE BOND — 0.0%
Pyrus CV to 83,858.42969 Shares
7.500%, 12/20/2015		400	537

Total Convertible Bond (Cost $386) ($ Thousands)			537

AFFILIATED PARTNERSHIP — 0.3%

United States — 0.3%
SEI Liquidity Fund, L.P.
0.080% ** † (H)		4,395,171	4,395

Total Affiliated Partnership (Cost $4,395) ($ Thousands)			4,395

Total Investments — 93.6% (Cost $1,340,636) ($ Thousands) ††			$1,254,372

PURCHASED OPTIONS — 0.0%

United States — 0.0%
Euro FX Currency Put Option, Expires 10/4/2013, Strike Price $1.28 *		9,300,000	$28
Euro FX Currency Put Option, Expires 9/11/2013, Strike Price $1.27 *		10,600,000	2
Euro FX Currency Put Option, Expires 11/8/2013, Strike Price $1.26 *		9,300,000	38

Total Purchased Options (Cost $617) ($ Thousands) †††			$68

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

A list of the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/3/13-9/30/13	USD	1,850	HUF	417,425	$(28)
9/3/13-11/29/13	HUF	2,791,794	USD	12,283	118
9/3/13-12/2/13	USD	19,745	BRL	45,777	(605)
9/4/13-10/2/13	BRL	57,860	USD	25,210	925
9/9/13-9/30/13	COP	6,729,188	USD	3,502	34
9/9/13-9/30/13	USD	3,407	CLP	1,741,551	2
9/9/13-11/20/13	USD	3,173	COP	6,097,570	(39)
9/9/13-12/18/13	CLP	7,091,904	USD	13,788	35
9/13/13-9/18/13	USD	21,904	MXP	279,526	(990)
9/13/13-9/30/13	USD	6,625	ZAR	66,807	(115)
9/13/13-9/30/13	ZAR	180,444	USD	17,644	79
9/16/13-9/25/13	PEI	6,103	USD	2,176	9
9/16/13-11/20/13	USD	9,749	PEI	27,329	(48)
9/17/13-11/20/13	USD	7,746	MYR	25,249	(68)
9/18/13	CZK	67,880	EUR	2,608	(35)
9/18/13	EUR	3,607	HUF	1,075,980	(56)
9/18/13	EUR	8,112	PLN	34,973	98
9/18/13	HUF	398,100	EUR	1,337	25
9/18/13	PLN	7,271	EUR	1,727	33
9/18/13-9/27/13	SGD	11,033	USD	8,699	56
9/18/13-9/30/13	TRY	31,462	USD	15,979	592
9/18/13-9/30/13	USD	7,160	TRY	14,148	(243)
9/18/13-10/3/13	USD	2,120	ARS	13,739	237
9/18/13-10/21/13	EUR	20,173	USD	26,507	(93)
9/18/13-10/21/13	USD	10,601	EUR	7,992	(62)
9/18/13-10/30/13	MXP	171,151	USD	13,318	533
9/18/13-10/31/13	PLN	70,040	USD	21,907	336
9/18/13-10/31/13	USD	7,943	PLN	25,864	23
9/18/13-11/20/13	ILS	24,290	USD	6,800	95
9/20/13	MYR	9,838	USD	2,975	(18)
9/20/13-10/21/13	GBP	1,696	USD	2,579	(45)
9/20/13-11/20/13	THB	158,037	USD	4,982	76
9/20/13-11/20/13	USD	4,998	THB	157,306	(118)
9/23/13-11/20/13	IDR	61,488,996	USD	5,797	166
9/23/13-11/20/13	USD	14,576	IDR	155,251,376	(359)
9/27/13	ARS	2,128	USD	360	(5)
9/27/13-11/20/13	RUB	1,069,799	USD	32,181	315
9/30/13	PHP	58,386	USD	1,335	25
9/30/13	RON	11,748	USD	3,506	16
9/30/13	USD	1,939	RON	6,506	(7)
9/30/13-1/15/14	USD	12,653	RUB	423,372	(108)
10/31/13	CZK	594	USD	30	—
10/31/13	USD	31	CZK	600	—
10/31/13-11/20/13	CNY	32,162	USD	5,189	(46)
11/20/13	TWD	109,932	USD	3,680	2
11/20/13	USD	2,888	INR	185,300	(138)
11/20/13	USD	5,488	KRW	6,156,055	45
11/20/13	USD	2,928	NGN	481,500	(47)
11/20/13	USD	882	PHP	38,378	(22)
12/16/13-7/17/15	CNH	145,293	USD	22,220	(1,315)
7/17/15	USD	17,113	CNH	113,474	1,250

					$515

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(3,522)	3,976	$454
Barclays PLC	(26,645)	26,973	328
Brown Brothers Harriman	(1,674)	1,715	41
Citigroup	(122,262)	122,081	(181)
Credit Suisse First Boston	(22,195)	22,285	90
Deutsche Bank	(39,361)	39,380	19
Goldman Sachs	(86,129)	85,883	(246)
HSBC	(62,850)	63,134	284
ING Barings	(799)	806	7
JPMorgan Chase Bank	(62,603)	62,398	(205)
National Australia Bank	(933)	903	(30)
Standard Bank	(3,381)	3,253	(128)
Standard New York	(196)	203	7
UBS	(6,635)	6,710	75

			$515

For the period ended August 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at August 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
HSBC	Brazil Interbank Deposit Rate	11.03%	01/25/2017	BRL	$5,254	$(54)
HSBC	Brazil Interbank Deposit Rate	10.38%	01/02/2017	BRL	13,998	(248)

						$(302)

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2013

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
HSBC	Indonesia Government Bond, 9.500%	Cash Deposit Of Notional Amount	Price Return	06/15/2015	IDR	2,060,000	$5
HSBC	Indonesia Government Bond, 11.500%	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	31,700,000	(992)
HSBC	Indonesia Government Bond, 11.500%	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	4,600,000	(143)
Standard Chartered London	Indonesia Government Bond, 11.000%	Cash Deposit Of Notional Amount	Price Return	09/15/2025	IDR	6,000,000	(98)
HSBC	Indonesia Government Bond, 8.375%	Cash Deposit Of Notional Amount	Price Return	09/15/2026	IDR	18,900,000	(611)
Standard Chartered London	Indonesia Government Bond, 7.000%	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	10,000,000	(321)
Standard Chartered London	Indonesia Government Bond, 7.000%	Cash Deposit Of Notional Amount	Price Return	05/15/2027	IDR	3,900,000	(115)
HSBC	Indonesia Government Bond, 10.500%	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	23,500,000	(1,000)
Standard Chartered London	Indonesia Government Bond, 10.500%	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	11,600,000	(512)
HSBC	Indonesia Government Bond, 9.500%	Cash Deposit Of Notional Amount	Price Return	07/15/2031	IDR	6,600,000	(260)
HSBC	Indonesia Government Bond, 8.250%	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	9,090,000	(334)
Standard Chartered London	Indonesia Government Bond, 6.625%	Cash Deposit Of Notional Amount	Price Return	05/15/2033	IDR	11,930,000	(397)

							$(4,778)

For the period ended August 31, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,340,034 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2013.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(D)	This security or a partial position of this security is on loan at August 31, 2013. The total value of securities on loan at August 31, 2013 was $4,017 ($ Thousands).
(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2013. The coupon on a step bond changes on a specified date.

(F)	Securities considered illiquid. The total value of such securities as of August 31, 2013 was $2,897 ($ Thousands) and represented 0.22% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2013 was $2,897 ($ Thousands) and represented 0.22% of Net Assets.

(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2013 was $4,395 ($ Thousands).

††	At August 31, 2013, the tax basis cost of the Fund’s investments was $1,340,636
($ Thousands), and the unrealized appreciation and depreciation were $21,423
($ Thousands) and $(107,687) ($ Thousands), respectively.

†††	At August 31, 2013, the tax basis cost of the Fund’s purchased options was $617
($ Thousands), and the unrealized appreciation and depreciation were $0
($ Thousands) and $(549) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

CZK— Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

KRW — Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thailand Bhat

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,243,871	$200	$1,244,071
Loan Participations	—	2,672	2,697	5,369
Convertible Bond	—	537	—	537
Affiliated Partnership	—	4,395	—	4,395

Total Investments in Securities	$—	$1,251,475	$2,897	$1,254,372

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$68	$—	$68
Forwards Contracts *
Unrealized Appreciation	—	5,125	—	5,125
Unrealized Depreciation	—	(4,610)	—	(4,610)
Interest Rate Swaps *
Unrealized Depreciation	—	(302)	—	(302)
Total Return Swaps *
Unrealized Appreciation	—	5	—	5
Unrealized Depreciation	—	(4,783)	—	(4,783)

Total Other Financial Instruments	$—	$(4,497)	$—	$(4,497)

(1)	A reconciliation of Level 3 instruments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Real Return Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$11,386	$12,854
2.500%, 07/15/2016	15,233	16,785
2.375%, 01/15/2017	13,294	14,685
2.000%, 01/15/2016	15,479	16,554
1.875%, 07/15/2015	15,792	16,718
1.625%, 01/15/2015	18,008	18,668
1.625%, 01/15/2018	11,965	13,036
1.375%, 07/15/2018	11,871	12,896
0.500%, 04/15/2015	17,731	18,151
0.125%, 04/15/2016	31,283	32,058
0.125%, 04/15/2017	35,396	36,275
0.125%, 04/15/2018	26,823	27,354

Total U.S. Treasury Obligations (Cost $237,928) ($ Thousands)		236,034

Total Investments — 99.4% (Cost $237,928) ($ Thousands) †		$236,034

Percentages are based on Net Assets of $237,362 ($ Thousands).

†	At August 31, 2013, the tax basis of the Fund’s investments was $237,928 ($ Thousands), and the unrealized appreciation and depreciation were $1,371 and $(3,265) ($ Thousands), respectively.

As of August 31, 2013, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2013, there were no transfers between Level 1 and
Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and
Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and Other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.6%

Consumer Discretionary — 12.2%
Abercrombie & Fitch, Cl A	6,200	$219
Amazon.com *	30,300	8,514
AutoNation *	3,200	149
AutoZone *	3,100	1,302
Bed Bath & Beyond *	18,900	1,394
Best Buy	22,300	803
BorgWarner	9,600	927
Cablevision Systems, Cl A	17,100	303
Carmax *	17,600	837
Carnival, Cl A	38,300	1,382
CBS, Cl B	48,300	2,468
Chipotle Mexican Grill, Cl A *	2,400	980
Coach	24,200	1,278
Comcast, Cl A	218,900	9,214
Darden Restaurants	11,100	513
Delphi Automotive	24,200	1,332
DIRECTV *	47,000	2,734
Discovery Communications, Cl A *	21,000	1,628
Dollar General *	26,000	1,403
Dollar Tree *	17,200	906
DR Horton	24,000	428
Expedia	6,100	285
Family Dollar Stores	8,300	591
Ford Motor	328,000	5,310
Fossil Group *	4,400	511
GameStop, Cl A	10,400	522
Gannett	16,800	405
Gap	22,600	914
Garmin	8,500	347
General Motors *	65,300	2,225
Genuine Parts	11,800	909
Goodyear Tire & Rubber *	19,600	394
H&R Block	22,800	636
Harley-Davidson	18,600	1,116
Harman International Industries	5,500	352
Hasbro	8,500	387
Home Depot	121,400	9,043
International Game Technology	19,800	374
Interpublic Group	35,600	560
J.C. Penney *	14,100	176
Johnson Controls	56,900	2,306
Kohl’s	16,400	842
L Brands	20,000	1,147
Leggett & Platt	10,400	301
Lennar, Cl A	14,200	452
Lowe’s	89,100	4,082
Macy’s	32,900	1,462
Marriott International, Cl A	20,100	804
Mattel	29,800	1,207
McDonald’s	83,300	7,860
NetFlix *	4,900	1,391
Newell Rubbermaid	24,100	610
News *	36,900	579
NIKE, Cl B	60,700	3,813
Nordstrom	13,300	741
Omnicom Group	22,300	1,353
O’Reilly Automotive *	8,700	1,067
PetSmart	8,600	606
priceline.com *	4,300	4,036
PulteGroup	28,700	442
PVH	6,100	786

Description	Shares	Market Value ($ Thousands)

Ralph Lauren, Cl A	4,800	$794
Ross Stores	19,100	1,285
Scripps Networks Interactive, Cl A	7,100	522
Staples	53,400	743
Starbucks	62,200	4,386
Starwood Hotels & Resorts Worldwide	16,200	1,036
Target	53,800	3,406
Tiffany	9,400	725
Time Warner	77,900	4,715
Time Warner Cable, Cl A	24,500	2,630
TJX	60,600	3,195
TripAdvisor *	8,100	599
Twenty-First Century Fox	166,000	5,201
Urban Outfitters *	7,300	306
VF	7,500	1,404
Viacom, Cl B	37,700	2,999
Walt Disney	149,700	9,106
Washington Post, Cl B	500	282
Whirlpool	6,200	797
Wyndham Worldwide	11,500	683
Wynn Resorts	6,100	860
Yum! Brands	38,000	2,661

		147,993

Consumer Staples — 10.2%
Altria Group	167,300	5,668
Archer-Daniels-Midland	56,100	1,975
Avon Products	34,000	672
Beam	12,200	764
Brown-Forman, Cl B	11,700	784
Campbell Soup	15,100	652
Clorox	10,700	885
Coca-Cola	318,300	12,153
Coca-Cola Enterprises	21,700	812
Colgate-Palmolive	73,300	4,235
ConAgra Foods	36,100	1,221
Constellation Brands, Cl A *	12,800	694
Costco Wholesale	36,500	4,083
CVS Caremark	102,000	5,921
Dr. Pepper Snapple Group	16,000	716
Estee Lauder, Cl A	20,700	1,353
General Mills	54,500	2,688
Hershey	13,000	1,195
Hormel Foods	11,200	464
JM Smucker	8,300	881
Kellogg	20,300	1,233
Kimberly-Clark	32,300	3,019
Kraft Foods Group	50,066	2,592
Kroger	41,800	1,530
Lorillard	32,500	1,375
McCormick	10,500	710
Mead Johnson Nutrition, Cl A	17,500	1,313
Molson Coors Brewing, Cl B	13,100	639
Mondelez International, Cl A	149,200	4,576
Monster Beverage *	12,100	695
PepsiCo	128,500	10,245
Philip Morris International	135,900	11,339
Procter & Gamble	227,800	17,743
Reynolds American	27,500	1,310
Safeway	17,500	453
Sysco	46,700	1,495
Tyson Foods, Cl A	24,200	701

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Walgreen	72,400	$3,480
Wal-Mart Stores	136,200	9,940
Whole Foods Market	29,600	1,562

		123,766

Energy — 10.7%
Anadarko Petroleum	42,000	3,840
Apache	33,000	2,827
Baker Hughes	37,700	1,753
Cabot Oil & Gas	36,400	1,424
Cameron International *	21,400	1,215
Chesapeake Energy	40,300	1,040
Chevron	161,100	19,401
ConocoPhillips	101,600	6,736
Consol Energy	19,100	597
Denbury Resources *	31,000	536
Devon Energy	32,300	1,844
Diamond Offshore Drilling	5,000	320
Ensco, Cl A	20,200	1,122
EOG Resources	22,600	3,549
EQT	12,500	1,071
Exxon Mobil	369,500	32,206
FMC Technologies *	20,700	1,110
Halliburton	71,200	3,418
Helmerich & Payne	9,200	580
Hess	25,500	1,909
Kinder Morgan	53,677	2,036
Marathon Oil	58,900	2,028
Marathon Petroleum	27,600	2,001
Murphy Oil	13,900	937
Nabors Industries	19,300	297
National Oilwell Varco	36,100	2,682
Newfield Exploration *	10,000	238
Noble	19,700	733
Noble Energy	30,600	1,880
Occidental Petroleum	67,100	5,919
Peabody Energy	20,200	347
Phillips 66	52,100	2,975
Pioneer Natural Resources	10,900	1,907
QEP Resources	14,900	407
Range Resources	13,600	1,020
Rowan, Cl A *	9,100	323
Schlumberger	110,500	8,944
Southwestern Energy *	30,700	1,173
Spectra Energy	56,900	1,884
Tesoro	11,500	530
Valero Energy	46,700	1,659
Williams	56,700	2,055
WPX Energy *	16,000	299

		128,772

Financials — 16.2%
ACE	28,700	2,518
Aflac	38,700	2,236
Allstate	39,900	1,912
American Express	79,600	5,724
American International Group	122,700	5,701
American Tower, Cl A ‡	33,400	2,321
Ameriprise Financial	17,300	1,490
Aon	24,800	1,646
Apartment Investment & Management, Cl A ‡	10,800	297
Assurant	6,300	334
AvalonBay Communities ‡	9,800	1,214

Description	Shares	Market Value ($ Thousands)

Bank of America	895,900	$12,650
Bank of New York Mellon	97,800	2,909
BB&T	59,600	2,024
Berkshire Hathaway, Cl B *	151,600	16,861
BlackRock, Cl A	10,541	2,744
Boston Properties ‡	13,100	1,343
Capital One Financial	49,100	3,170
CBRE Group, Cl A *	25,800	564
Charles Schwab	91,500	1,911
Chubb	22,100	1,838
Cincinnati Financial	12,500	571
Citigroup	252,900	12,223
CME Group, Cl A	24,400	1,735
Comerica	16,100	658
Discover Financial Services	39,300	1,857
E*TRADE Financial *	21,100	296
Equity Residential ‡	25,800	1,339
Fifth Third Bancorp	75,400	1,379
Franklin Resources	35,400	1,634
Genworth Financial, Cl A *	36,000	425
Goldman Sachs Group	35,900	5,462
Hartford Financial Services Group	39,500	1,169
HCP ‡	38,800	1,580
Health Care ‡	22,400	1,376
Host Hotels & Resorts ‡	64,900	1,105
Hudson City Bancorp	35,200	324
Huntington Bancshares	69,700	574
IntercontinentalExchange *	6,000	1,079
Invesco	38,500	1,169
JPMorgan Chase	314,100	15,871
KeyCorp	77,000	899
Kimco Realty ‡	34,000	681
Legg Mason	9,300	302
Leucadia National	24,500	611
Lincoln National	22,400	942
Loews	26,700	1,187
M&T Bank	10,600	1,201
Macerich ‡	11,400	642
Marsh & McLennan	46,900	1,934
McGraw-Hill	23,700	1,383
MetLife	91,600	4,231
Moody’s	15,700	998
Morgan Stanley	115,500	2,975
NASDAQ OMX Group	9,100	272
Northern Trust	18,100	993
NYSE Euronext	19,100	798
People’s United Financial	25,600	364
Plum Creek Timber ‡	13,500	598
PNC Financial Services Group	44,500	3,216
Principal Financial Group	24,300	994
Progressive	48,100	1,206
Prologis ‡	39,700	1,399
Prudential Financial	39,300	2,943
Public Storage ‡	12,300	1,878
Regions Financial	117,500	1,104
Simon Property Group ‡	26,000	3,786
SLM	36,900	885
SunTrust Banks	46,300	1,483
T. Rowe Price Group	22,200	1,557
Torchmark	7,700	530
Travelers	31,800	2,541
Unum Group	22,900	676
US Bancorp	154,200	5,571
Ventas ‡	23,200	1,445

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Vornado Realty Trust ‡	14,700	$1,195
Wells Fargo	409,400	16,818
Weyerhaeuser ‡	49,700	1,361
XL Group, Cl A	24,500	724
Zions Bancorporation	13,500	378

		195,934

Health Care — 12.9%
Abbott Laboratories	130,200	4,340
AbbVie	132,000	5,625
Actavis *	11,000	1,487
Aetna	30,118	1,909
Agilent Technologies	29,800	1,390
Alexion Pharmaceuticals *	16,800	1,810
Allergan	25,100	2,218
AmerisourceBergen	19,200	1,093
Amgen	62,300	6,787
Baxter International	45,500	3,165
Becton Dickinson	15,500	1,509
Biogen Idec *	19,700	4,197
Boston Scientific *	106,500	1,127
Bristol-Myers Squibb	136,800	5,703
C.R. Bard	6,400	735
Cardinal Health	29,400	1,478
CareFusion *	18,700	670
Celgene *	34,700	4,857
Cerner *	25,400	1,170
Cigna	23,000	1,810
Covidien	39,100	2,323
DaVita *	6,900	742
Dentsply International	12,400	521
Edwards Lifesciences *	9,600	676
Eli Lilly	83,000	4,266
Express Scripts Holding *	68,300	4,363
Forest Laboratories *	18,600	791
Gilead Sciences *	126,800	7,642
Hospira *	13,800	539
Humana	13,700	1,262
Intuitive Surgical *	3,400	1,314
Johnson & Johnson	233,400	20,168
Laboratory Corp of America Holdings *	7,700	737
Life Technologies *	14,300	1,064
McKesson	19,200	2,331
Medtronic	84,600	4,378
Merck	251,000	11,870
Mylan Laboratories *	30,800	1,089
Patterson	6,800	271
PerkinElmer	8,500	306
Perrigo	6,700	814
Pfizer	554,596	15,645
Quest Diagnostics	13,100	768
Regeneron Pharmaceuticals *	6,100	1,478
St. Jude Medical	23,000	1,159
Stryker	23,300	1,559
Tenet Healthcare *	7,900	308
Thermo Fisher Scientific	30,300	2,691
UnitedHealth Group	84,800	6,084
Varian Medical Systems *	7,900	557
Waters *	7,200	712
WellPoint	25,500	2,171
Zimmer Holdings	14,000	1,107
Zoetis, Cl A	41,567	1,212

		155,998

Description	Shares	Market Value ($ Thousands)

Industrials — 10.3%
3M	52,800	$5,997
ADT	18,300	729
Boeing	56,700	5,892
C.H. Robinson Worldwide	12,500	711
Caterpillar	54,900	4,531
Cintas	7,800	373
CSX	84,900	2,089
Cummins	14,100	1,737
Danaher	48,900	3,204
Deere	32,700	2,735
Dover	13,400	1,140
Dun & Bradstreet	3,500	348
Eaton	39,901	2,527
Emerson Electric	60,400	3,646
Equifax	10,200	603
Expeditors International of Washington	18,600	754
Fastenal	23,600	1,038
FedEx	24,900	2,673
Flowserve	11,900	664
Fluor	12,800	812
General Dynamics	27,600	2,298
General Electric	859,400	19,887
Honeywell International	65,600	5,220
Illinois Tool Works	34,400	2,459
Ingersoll-Rand	22,300	1,319
Iron Mountain	11,027	284
Jacobs Engineering Group *	11,000	641
Joy Global	8,800	432
Kansas City Southern	9,700	1,023
L-3 Communications Holdings	7,600	687
Lockheed Martin	22,100	2,705
Masco	30,100	570
Nielsen Holdings	17,200	593
Norfolk Southern	25,100	1,811
Northrop Grumman	19,100	1,762
Paccar	28,500	1,528
Pall	9,300	643
Parker Hannifin	12,900	1,289
Pentair	15,846	952
Pitney Bowes	16,500	269
Precision Castparts	12,300	2,598
Quanta Services *	17,700	463
Raytheon	25,900	1,953
Republic Services, Cl A	23,400	761
Robert Half International	10,100	356
Rockwell Automation	11,600	1,128
Rockwell Collins	11,300	800
Roper Industries	8,700	1,076
Ryder System	4,900	273
Snap-on	4,200	393
Southwest Airlines	60,000	769
Stanley Black & Decker	12,500	1,066
Stericycle *	6,800	765
Textron	20,100	541
Tyco International	40,100	1,325
Union Pacific	38,800	5,957
United Parcel Service, Cl B	59,300	5,075
United Technologies	70,300	7,037
Waste Management	35,300	1,428
WW Grainger	5,200	1,286

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Xylem	13,300	$330

		123,955

Information Technology — 18.0%
Accenture, Cl A	54,400	3,930
Adobe Systems *	42,700	1,954
Advanced Micro Devices *	42,400	139
Akamai Technologies *	14,800	680
Altera	24,800	872
Amphenol, Cl A	13,300	1,008
Analog Devices	26,700	1,236
Apple	78,000	37,990
Applied Materials	96,700	1,452
Autodesk *	17,800	654
Automatic Data Processing	40,900	2,910
BMC Software *	9,400	432
Broadcom, Cl A	45,100	1,139
CA	27,500	804
Cisco Systems	444,200	10,354
Citrix Systems *	15,600	1,104
Cognizant Technology Solutions, Cl A *	25,800	1,891
Computer Sciences	13,100	657
Corning	116,800	1,640
Dell *	125,500	1,728
eBay *	97,500	4,874
Electronic Arts *	22,600	602
EMC	175,800	4,532
F5 Networks *	6,500	542
Fidelity National Information Services	23,800	1,058
First Solar *	3,800	140
Fiserv *	11,100	1,069
FLIR Systems	11,600	363
Google, Cl A *	22,300	18,886
Harris	9,100	515
Hewlett-Packard	161,500	3,608
Intel	413,100	9,080
International Business Machines	86,600	15,785
Intuit	22,600	1,436
Jabil Circuit	14,700	335
JDS Uniphase *	18,500	237
Juniper Networks *	41,000	775
Kla-Tencor	14,700	811
Lam Research *	14,687	685
Linear Technology	19,600	751
LSI	41,100	305
Mastercard, Cl A	8,700	5,273
Microchip Technology	16,500	640
Micron Technology	80,600	1,094
Microsoft	624,600	20,862
Molex	10,400	302
Motorola Solutions	23,400	1,311
NetApp	31,300	1,300
Nvidia	44,800	661
Oracle	305,400	9,730
Paychex	26,900	1,040
Qualcomm	143,600	9,518
Red Hat *	15,300	773
SAIC	22,600	341
Salesforce.com *	45,100	2,216
SanDisk	21,000	1,159
Seagate Technology	24,800	950
Symantec	55,800	1,429

Description	Shares	Market Value ($ Thousands)

TE Connectivity	35,600	$1,744
Teradata *	13,700	802
Teradyne *	15,000	230
Texas Instruments	93,200	3,560
Total System Services	12,500	346
VeriSign *	13,100	629
Visa, Cl A	42,100	7,343
Western Digital	16,600	1,029
Western Union	42,500	745
Xerox	100,400	1,002
Xilinx	21,700	942
Yahoo! *	80,900	2,194

		218,128

Materials — 3.4%
Air Products & Chemicals	16,700	1,706
Airgas	5,500	559
Alcoa	88,900	685
Allegheny Technologies	8,500	227
Avery Dennison	7,400	316
Ball	11,200	498
Bemis	8,000	318
CF Industries Holdings	4,700	895
Cliffs Natural Resources	9,400	196
Dow Chemical	100,500	3,759
E.I. du Pont de Nemours	77,000	4,360
Eastman Chemical	12,900	980
Ecolab	22,700	2,074
FMC	11,300	753
Freeport-McMoRan Copper & Gold, Cl B	87,900	2,656
International Flavors & Fragrances	5,800	458
International Paper	38,000	1,794
LyondellBasell Industries, Cl A	31,600	2,217
MeadWestvaco	15,200	545
Monsanto	44,600	4,366
Mosaic	23,900	995
Newmont Mining	39,800	1,264
Nucor	27,600	1,256
Owens-Illinois *	12,300	349
PPG Industries	11,900	1,859
Praxair	24,900	2,923
Sealed Air	14,900	423
Sherwin-Williams	7,400	1,276
Sigma-Aldrich	9,900	816
United States Steel	11,800	211
Vulcan Materials	9,400	449

		41,183

Telecommunication Services — 2.5%
AT&T	447,100	15,126
CenturyLink	51,900	1,719
Crown Castle International *	25,000	1,736
Frontier Communications	73,000	316
Verizon Communications	237,800	11,267
Windstream	38,800	313

		30,477

Utilities — 3.2%
AES	52,200	663
AGL Resources	8,500	374
Ameren	19,300	653
American Electric Power	41,400	1,772
Centerpoint Energy	35,300	809

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2013

Description	Shares/Contracts	Market Value ($ Thousands)

CMS Energy	22,400	$594
Consolidated Edison	23,700	1,333
Dominion Resources	48,700	2,842
DTE Energy	14,500	970
Duke Energy	59,130	3,879
Edison International	28,100	1,290
Entergy	14,800	936
Exelon	71,100	2,168
FirstEnergy	33,900	1,270
Integrys Energy Group	5,700	319
NextEra Energy	35,800	2,877
NiSource	24,200	708
Northeast Utilities	27,400	1,123
NRG Energy	25,600	672
ONEOK	15,500	797
Pepco Holdings	16,800	318
PG&E	35,200	1,456
Pinnacle West Capital	7,800	423
PPL	54,200	1,664
Public Service Enterprise Group	43,500	1,410
SCANA	11,000	529
Sempra Energy	18,200	1,536
Southern	73,100	3,042
TECO Energy	16,000	264
Wisconsin Energy	19,100	784
Xcel Energy	43,100	1,203

		38,678

Total Common Stock (Cost $1,077,677) ($ Thousands)		1,204,884

Total Investments — 99.6% (Cost $1,077,677) ($ Thousands) †		$1,204,884

PURCHASED OPTION — 0.1%
January 2014 TBT US Index Option Put, Expires
01/18/2014, Strike Price $68 *	6,000	1,506

Total Purchased Option (Cost $1,819) ($ Thousands)		1,506

A list of the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
10/25/13	EUR	407,401	USD	533,450	$(3,809)
10/25/13	JPY	12,216,614	USD	121,600	(2,968)

					$(6,777)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Bank of Montreal	$(130,625)	$129,654	$(971)
Barclays PLC	(130,625)	129,660	(965)
Citigroup	(134,804)	133,810	(994)
Goldman Sachs	(60,194)	58,714	(1,480)
Societe Generale	(74,953)	73,568	(1,385)
UBS	(130,625)	129,643	(982)

			$(6,777)

For the period ended August 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,210,327 ($ Thousands).

*	Non-income producing security.

†	At August 31, 2013, the tax basis cost of the Fund’s investments was $1,077,677 ($ Thousands), and the unrealized appreciation and depreciation were $142,371 ($ Thousands) and $(15,164) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

Cl — Class

EUR — Euro

JPY — Japanese Yen

PLC — Public Limited Company

USD — U.S. Dollar

The following is a list of the inputs used as of August 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,204,884	$—	$—	$1,204,884

Total Investments in Securities	$1,204,884	$—	$—	$1,204,884

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$1,506	$—	$—	$1,506
Forwards Contracts *
Unrealized Depreciation	—	(6,777)	—	(6,777)

Total Other Financial Instruments	$1,506	$(6,777)	$—	$(5,271)

*	Forwards contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Description	Face Amount ($Thousands) Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 57.6%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$23,896	$26,978
2.500%, 07/15/2016	32,664	35,991
2.375%, 01/15/2017	1,413	1,560
2.125%, 01/15/2019	10,283	11,531
2.000%, 07/15/2014	21,233	21,841
2.000%, 01/15/2016	19,906	21,289
1.875%, 07/15/2015	19,472	20,612
1.625%, 01/15/2018	9,953	10,844
1.375%, 07/15/2018	30,709	33,360
0.625%, 07/15/2021	2,393	2,441
0.500%, 04/15/2015	4,369	4,473
0.125%, 04/15/2016	69,047	70,758
0.125%, 04/15/2017	6,724	6,891
0.125%, 04/15/2018	8,748	8,921

Total U.S. Treasury Obligations (Cost $280,206) ($ Thousands)		277,490

COMMON STOCK — 13.1%

Consumer Discretionary — 0.1%
Regal Entertainment Group, Cl A	26,370	472

Energy — 6.3%
Anadarko Petroleum	19,500	1,783
Cabot Oil & Gas, Cl A	12,900	505
Chevron	51,130	6,158
Cimarex Energy	8,580	719
Diamond Offshore Drilling	10,930	700
EOG Resources	9,130	1,434
Exxon Mobil	110,900	9,666
Halliburton	19,370	930
Helmerich & Payne	7,840	494
Hess	13,520	1,012
Murphy Oil	11,030	744
Noble Energy	15,830	972
Occidental Petroleum	30,805	2,717
Schlumberger	18,230	1,475
Valero Energy	27,850	989

		30,298

Financials — 5.7%
Apartment Investment & Management, Cl A ‡	8,960	247
Armada Hoffler Properties ‡	20,037	188
Ashford Hospitality Trust ‡	43,690	504
Associated Estates Realty ‡	37,140	511
AvalonBay Communities ‡	5,555	688
BioMed Realty Trust ‡	12,370	228
Boston Properties ‡	7,630	782
Brandywine Realty Trust ‡	34,330	440
Chambers Street Properties ‡	32,550	239
Chesapeake Lodging Trust ‡	10,160	224
Cole Real Estate Investment ‡	43,620	482
CommonWealth ‡	13,850	340
Corporate Office Properties Trust ‡	3,926	89
Cousins Properties ‡	47,788	474
CubeSmart ‡	17,320	288
CyrusOne ‡	25,640	489
DDR ‡	35,952	558

Description	Shares	Market Value ($ Thousands)

DiamondRock Hospitality ‡	26,900	$261
Digital Realty Trust ‡	7,860	437
EPR Properties ‡	2,880	141
Equity Residential ‡	15,760	818
Extra Space Storage ‡	17,812	734
Franklin Street Properties ‡	3,910	48
General Growth Properties ‡	35,220	675
HCP ‡	21,930	893
Health Care ‡	13,600	836
Home Properties ‡	1,460	84
Host Hotels & Resorts ‡	35,830	610
Inland Real Estate ‡	23,500	230
Kimco Realty ‡	18,060	362
Kite Realty Group Trust ‡	45,757	264
LaSalle Hotel Properties ‡	7,350	195
Lexington Realty Trust ‡	40,121	470
LTC Properties ‡	15,460	548
Medical Properties Trust ‡	48,715	563
Mid-America Apartment Communities ‡	10,310	636
Omega Healthcare Investors ‡	23,830	677
Parkway Properties ‡	30,958	506
Pebblebrook Hotel Trust ‡	21,570	552
Pennsylvania ‡	12,650	235
Prologis ‡	38,130	1,344
Public Storage ‡	6,750	1,030
Ramco-Gershenson Properties ‡	19,960	289
Realty Income ‡	3,710	147
Rexford Industrial Realty * ‡	23,774	313
RLJ Lodging Trust ‡	28,770	661
Senior Housing Properties Trust ‡	12,010	273
Simon Property Group ‡	17,370	2,530
SL Green Realty ‡	3,760	328
Sovran Self Storage ‡	1,640	109
STAG Industrial ‡	26,663	533
Strategic Hotels & Resorts * ‡	29,030	235
Sun Communities ‡	12,980	558
Ventas ‡	14,230	886
Vornado Realty Trust ‡	6,320	514

		27,296

Industrials — 0.1%
Masco	16,040	304

Materials — 0.9%
Commercial Metals	63,760	949
Freeport-McMoRan Copper & Gold, Cl B	44,970	1,359
Monsanto	19,710	1,929
Ternium ADR	15,710	389

		4,626

Total Common Stock (Cost $61,305) ($ Thousands)		62,996

FOREIGN COMMON STOCK — 12.5%

Australia — 0.6%
BHP Billiton	89,710	2,857
Stockland ‡	48,180	160

		3,017

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Description	Shares	Market Value ($ Thousands)

Brazil — 0.6%
Duratex	84,800	$435
Petroleo Brasileiro, Cl A ADR	66,100	943
Petroleo Brasileiro ADR	127,900	1,729

		3,107

Canada — 2.6%
Agrium	11,413	975
Allied Properties ‡	15,140	449
Artis ‡	26,490	340
Barrick Gold	25,480	486
Brookfield Residential Properties *	16,303	322
Cameco	35,730	679
Chartwell Retirement Residences ‡	21,220	194
Cominar ‡	14,970	265
Dominion Diamond *	34,170	430
Dundee, Cl A (Canada) ‡	15,490	429
Goldcorp	62,100	1,831
Granite ‡	14,150	479
New Gold *	35,260	237
North American Palladium *	365,170	369
Potash Corp of Saskatchewan	12,710	375
RioCan ‡	22,221	496
Suncor Energy	77,696	2,615
Teck Cominco, Cl B	54,480	1,369

		12,340

China — 0.5%
China Petroleum & Chemical, Cl H	2,660,800	1,918
China Shenhua Energy, Cl H	161,500	502

		2,420

France — 0.6%
Total	51,410	2,841

Italy — 0.6%
Eni	123,910	2,823

Japan — 0.3%
Dowa Holdings	41,000	368
JFE Holdings	43,900	974

		1,342

Netherlands — 0.5%
Koninklijke DSM	15,279	1,125
LyondellBasell Industries, Cl A	17,951	1,259

		2,384

Norway — 0.6%
Aker Solutions	49,820	755
DNO International *	187,750	407
Seadrill	21,310	986
Statoil	34,480	756

		2,904

Russia — 0.8%
Gazprom OAO ADR	329,840	2,592
MMC Norilsk Nickel ADR	90,550	1,180

		3,772

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Singapore — 0.0%
UOL Group	33,000	$165

Sweden — 0.1%
Lundin Petroleum	33,780	723

Switzerland — 0.2%
Glencore Xstrata	191,029	902

Thailand — 0.2%
PTT NVDR	94,400	959

Turkey — 0.1%
Koza Altin Isletmeleri	29,710	468

Ukraine — 0.1%
MHP GDR	27,870	418

United Kingdom — 4.1%
BG Group	183,270	3,479
BP	489,060	3,376
InterContinental Hotels Group	3,363	94
Johnson Matthey	8,780	386
Mondi	42,480	653
Rio Tinto	96,220	4,336
Royal Dutch Shell, Cl A	174,906	5,648
Royal Dutch Shell, Cl B	51,150	1,719

		19,691

Total Foreign Common Stock (Cost $60,650) ($ Thousands)		60,276

MORTGAGE-BACKED SECURITIES — 4.8%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	$989	959
FNMA
3.500%, 12/01/2042	1,790	1,794

		2,753

Non-Agency Mortgage-Backed Obligations — 4.2%
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A1A
5.415%, 09/10/2047	762	833
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A4
5.414%, 09/10/2047	300	327
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (A)	78	82
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-T24, Cl AJ
5.598%, 10/12/2041 (A)	110	104
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.939%, 03/15/2049 (A)	195	212
COMM Mortgage Trust, Ser SFS, Cl A1
1.873%, 04/12/2035	1,612	1,542

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass- Through Certificates, Ser 2006- C3, Cl AJ
5.992%, 06/15/2038 (A)	$105	$104
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	256
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,263	1,387
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.859%, 02/25/2047 (A) (B)	219	169
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.966%, 05/15/2046 (A)	310	346
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.374%, 12/25/2036 (A) (B)	361	204
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.882%, 12/05/2031 (A)	140	139
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031	180	175
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036 (B)	184	156
GS Mortgage Securites, Ser 2013- G1, Cl A1
2.059%, 04/10/2031 (B)	256	248
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	215	232
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	142	130
GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.035%, 11/08/2029 (A)	280	277
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	345	338
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (A)	1,485	1,377
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027	285	280
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.434%, 03/25/2035 (A) (B)	195	158
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.304%, 07/25/2036 (A) (B)	209	152
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.384%, 10/25/2036 (A) (B)	220	179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A1A
5.431%, 06/12/2047 (A)	$1,211	$1,333
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.900%, 02/12/2049 (A)	100	106
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AIA
5.746%, 02/12/2051 (A)	812	904
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD11, Cl A4
6.003%, 06/15/2049 (A)	82	91
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.196%, 02/15/2051 (A)	75	82
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,201	1,322
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043	1,696	1,746
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	305	335
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	257	282
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/2038	92	92
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (A)	197	217
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049 (A)	742	808
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	335
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.816%, 06/11/2042 (A)	460	515
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	98	93
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	179
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	1,849	1,748

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A1A
5.910%, 05/15/2043 (A)	$520	$566
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	267

		20,428

Total Mortgage-Backed Securities (Cost $23,591) ($ Thousands)		23,181

CORPORATE OBLIGATIONS — 4.2%

Consumer Discretionary — 0.6%
CBS
5.750%, 04/15/2020	145	161
3.375%, 03/01/2022	4	4
Comcast
6.450%, 03/15/2037	40	48
DIRECTV Holdings
4.600%, 02/15/2021	60	60
3.800%, 03/15/2022	530	495
Dollar General
4.125%, 07/15/2017	29	30
Macy’s Retail Holdings
3.875%, 01/15/2022	503	498
NBC Universal Media
4.375%, 04/01/2021	275	294
News America
6.150%, 02/15/2041	75	83
4.500%, 02/15/2021	90	94
3.000%, 09/15/2022	420	387
Omnicom Group
3.625%, 05/01/2022	58	56
Sirius XM Radio
4.625%, 05/15/2023 (B)	47	41
Time Warner
4.700%, 01/15/2021	130	138
3.400%, 06/15/2022	440	420
Time Warner Cable
4.125%, 02/15/2021	65	62
4.000%, 09/01/2021	75	70
Wynn Las Vegas
5.375%, 03/15/2022	105	104

		3,045

Consumer Staples — 0.3%
Altria Group
4.750%, 05/05/2021	215	228
Bunge Finance
4.100%, 03/15/2016	125	131
ConAgra Foods
3.200%, 01/25/2023	82	77
Kroger
3.400%, 04/15/2022	478	462
Reynolds American
3.250%, 11/01/2022	107	98
Tyson Foods
4.500%, 06/15/2022	565	581

		1,577

Energy — 0.8%
Cimarex Energy
5.875%, 05/01/2022	54	55

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DCP Midstream
4.750%, 09/30/2021 (B)	$75	$76
Energy Transfer Partners
5.200%, 02/01/2022	465	490
4.650%, 06/01/2021	85	87
Enterprise Products Operating
5.200%, 09/01/2020	110	123
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	47
3.950%, 09/01/2022	536	524
Marathon Petroleum
5.125%, 03/01/2021	47	50
MarkWest Energy Partners
4.500%, 07/15/2023	162	147
Nabors Industries
9.250%, 01/15/2019	84	103
Noble Energy
8.250%, 03/01/2019	174	216
4.150%, 12/15/2021	340	348
Phillips 66
4.300%, 04/01/2022	125	126
Spectra Energy Capital
6.200%, 04/15/2018	115	131
Transocean
6.375%, 12/15/2021	2	2
3.800%, 10/15/2022	140	131
2.500%, 10/15/2017	93	92
Valero Energy
6.125%, 02/01/2020	149	171
Weatherford International
5.125%, 09/15/2020	155	161
Williams
3.700%, 01/15/2023	232	209
Williams Partners
4.000%, 11/15/2021	150	146
3.350%, 08/15/2022	485	442

		3,877

Financials — 1.4%
American International Group
6.400%, 12/15/2020	60	70
5.600%, 10/18/2016	60	67
4.875%, 06/01/2022	410	437
American Tower ‡
5.050%, 09/01/2020	145	150
4.700%, 03/15/2022	230	228
3.500%, 01/31/2023	110	99
Bank of America MTN
5.200%, 12/29/2049 (A)	216	191
5.000%, 05/13/2021	200	212
Capital One Financial
4.750%, 07/15/2021	145	153
Citigroup
6.875%, 03/05/2038	40	50
5.950%, 12/29/2049 (A)	485	461
Ford Motor Credit
5.000%, 05/15/2018	200	215
4.375%, 08/06/2023	260	254
Goldman Sachs Group MTN
5.750%, 01/24/2022	380	417
5.375%, 03/15/2020	40	43
5.250%, 07/27/2021	110	118
3.625%, 02/07/2016	40	42

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hartford Financial Services Group
5.500%, 03/30/2020	$80	$89
5.125%, 04/15/2022	335	365
HCP ‡
5.375%, 02/01/2021	205	222
Health Care ‡
5.250%, 01/15/2022	540	574
Healthcare Realty Trust ‡
5.750%, 01/15/2021	320	345
Host Hotels & Resorts ‡
5.250%, 03/15/2022	70	72
HSBC Finance
6.676%, 01/15/2021	60	68
JPMorgan Chase
6.400%, 05/15/2038	40	48
5.150%, 04/05/2023 (A)	250	220
Lincoln National
4.200%, 03/15/2022	110	112
MetLife
7.717%, 02/15/2019	50	62
5.700%, 06/15/2035	65	72
Morgan Stanley
5.500%, 07/28/2021	168	182
4.750%, 03/22/2017	40	43
Murray Street Investment Trust I
5.795%, 03/09/2017 (C)	18	19
Nationwide Financial Services
5.375%, 03/25/2021 (B)	320	341
PNC Bank
3.800%, 07/25/2023	460	444
Prudential Financial
5.625%, 06/15/2043 (A)	115	108
SLM MTN
7.250%, 01/25/2022	113	116
Vesey Street Investment Trust I
3.500%, 09/01/2016 (C)	49	52

		6,761

Health Care — 0.1%
Actavis
3.250%, 10/01/2022	77	72
HCA
4.750%, 05/01/2023	250	233
Humana
6.450%, 06/01/2016	115	129
WellPoint
3.300%, 01/15/2023	75	71

		505

Industrials — 0.1%
BE Aerospace
5.250%, 04/01/2022	105	104
CSX
4.750%, 05/30/2042	165	159
Republic Services
3.800%, 05/15/2018	130	137

		400

Information Technology — 0.2%
Hewlett-Packard
4.650%, 12/09/2021	73	72
Intel
4.800%, 10/01/2041	95	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Motorola Solutions
3.500%, 03/01/2023	$369	$341
Total System Services
3.750%, 06/01/2023	272	249
2.375%, 06/01/2018	90	87

		842

Materials — 0.3%
Ball
5.000%, 03/15/2022	105	103
Dow Chemical
4.375%, 11/15/2042	39	34
4.250%, 11/15/2020	65	68
4.125%, 11/15/2021	85	87
3.000%, 11/15/2022	425	391
Eagle Spinco
4.625%, 02/15/2021 (B)	24	23
International Paper
7.950%, 06/15/2018	110	136
4.750%, 02/15/2022	415	436

		1,278

Telecommunication Services — 0.3%
AT&T
5.350%, 09/01/2040	113	112
3.000%, 02/15/2022	485	456
DISH DBS
5.000%, 03/15/2023	178	164
MetroPCS Wireless
6.625%, 04/01/2023 (B)	123	122
Reed Elsevier Capital
8.625%, 01/15/2019	455	572
U.S. Cellular
6.700%, 12/15/2033	70	68
Verizon Communications
7.350%, 04/01/2039	125	156

		1,650

Utilities — 0.1%
CMS Energy
5.050%, 03/15/2022	52	56
Constellation Energy Group
5.150%, 12/01/2020	26	28
MidAmerican Energy Holdings
6.125%, 04/01/2036	140	159
ONEOK
4.250%, 02/01/2022	170	159
Pacific Gas & Electric
4.500%, 12/15/2041	65	60

		462

Total Corporate Obligations (Cost $20,884) ($ Thousands)		20,397

ASSET-BACKED SECURITIES — 2.8%

Automotive — 2.1%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	477	477
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	385	388
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	260	259

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	$210	$210
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	200	200
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	223	223
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	540	538
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	335	335
Avis Budget Rental Car Funding, Ser 2012-2A, Cl A
2.802%, 05/20/2018	650	671
Avis Budget Rental Car Funding, Ser 2012-3A, Cl A
2.100%, 03/20/2019	150	148
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	170	171
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.584%, 09/15/2017 (A)	425	425
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	202	202
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.080%, 11/21/2016	685	685
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017	209	209
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017	119	119
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017	141	140
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.610%, 09/15/2017	221	220
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018	117	116
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016	207	196
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	99
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.884%, 02/15/2017 (A)	450	459

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	$480	$480
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.564%, 01/15/2018 (A)	257	258
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.674%, 06/20/2017 (A)	255	256
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017	715	706
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/2016	87	87
Hyundai Auto Lease Securitization Trust, Ser 2013-A, Cl A3
0.660%, 06/15/2016	273	273
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	200	200
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017	342	339
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015	90	90
Nissan Auto Lease Trust, Ser 2012-A, Cl A2A
0.680%, 07/15/2014	56	56
Porsche Innovative Lease Owner Trust, Ser 2011-1, Cl A3
1.090%, 09/22/2014	48	48
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	158	158
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl C
1.810%, 04/15/2019	313	304
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	510	510
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	127	127

		10,382

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	270	269
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026	265	245
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	305	297
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	275	273
GE Capital Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	250	246

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	$215	$204
GE Capital Credit Card Master Note Trust, Ser 2013-1, Cl A
1.350%, 03/15/2021	370	359
Penarth Master Issuer, Ser 2012- 1A, Cl A1
0.754%, 03/18/2014 (A)	174	174
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	156

		2,223

Other Asset-Backed Securities — 0.2%
CGRBS, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	285	269
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016	170	170
CNH Equipment Trust, Ser 2012- A, Cl A3
0.940%, 05/15/2017	123	123
CNH Equipment Trust, Ser 2013- C, Cl A2
0.630%, 01/17/2017	454	454
GSAA Trust, Ser 2006-5, Cl 2A3
0.454%, 03/25/2036 (A)	261	166

		1,182

Total Asset-Backed Securities (Cost $13,933) ($ Thousands)		13,787

FOREIGN BONDS — 2.0%
AngloGold Ashanti Holdings
5.375%, 04/15/2020	38	34
Asciano Finance
5.000%, 04/07/2018 (B)	130	137
Baidu
3.250%, 08/06/2018	585	578
Barclays Bank
7.625%, 11/21/2022	250	244
6.625%, 03/30/2022	300	444
Basell Finance
8.100%, 03/15/2027 (B)	70	88
BBVA US Senior SAU
3.250%, 05/16/2014	135	136
Cia Minera Milpo SAA
4.625%, 03/28/2023 (B)	280	247
CNOOC Finance
3.000%, 05/09/2023	320	284
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.950%, 11/09/2022	250	238
Credit Suisse
6.500%, 08/08/2023 (B)	247	249
Danske Bank MTN
5.684%, 12/31/2049 (A)	182	280
Delhaize Group
6.500%, 06/15/2017	115	129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Telekom International Finance
8.750%, 06/15/2030	$100	$140
4.875%, 03/06/2042 (B)	170	161
Embraer
5.150%, 06/15/2022	48	48
Encana
3.900%, 11/15/2021	575	570
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	130	143
Gerdau Trade
5.750%, 01/30/2021 (B)	105	101
4.750%, 04/15/2023 (B)	200	174
Globo Comunicacao e Participacoes
7.250%, 05/11/2017 (B) (C)	200	194
HSBC Holdings
5.100%, 04/05/2021	40	44
ING Bank
2.000%, 09/25/2015 (B)	220	223
KazMunayGas National
7.000%, 05/05/2020 (B)	120	132
Korea National Oil
3.125%, 04/03/2017 (B)	200	204
LBG Capital No.2
15.000%, 12/21/2019	140	267
Marfrig Overseas
9.500%, 05/04/2020 (B)	160	152
MCE Finance
5.000%, 02/15/2021 (B)	250	229
MTS International Funding
5.000%, 05/30/2023 (B)	200	178
Nomura Holdings MTN
2.000%, 09/13/2016	248	246
Odebrecht Finance
5.125%, 06/26/2022 (B)	240	228
Perusahaan Listrik Negara
5.500%, 11/22/2021 (B)	200	181
Petroleos Mexicanos
3.500%, 07/18/2018 (B)	248	250
Petronas Capital
5.250%, 08/12/2019	125	135
Rogers Communications
4.000%, 06/06/2022	20	19
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (A)	40	45
Sociedad Quimica y Minera de Chile
99.246%, 04/03/2023 (B)	280	248
Standard Chartered MTN
4.000%, 07/12/2022 (A)	465	467
Talent Yield Investments
4.500%, 04/25/2022 (B)	200	196
Telecom Italia Capital
7.175%, 06/18/2019	60	65
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	355	348
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	72
Vale
5.625%, 09/11/2042	405	338

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Description	Face Amount (Thousands)/Shares	Market Value ($ Thousands)

WPP Finance
4.750%, 11/21/2021	$565	$579

Total Foreign Bonds (Cost $9,750) ($ Thousands)		9,465

PREFERRED STOCK — 0.6%

Financials — 0.0%
Allstate (A)	1,975	47

Materials — 0.6%
Vale, Cl B ADR	229,250	2,976

Total Preferred Stock (Cost $3,179) ($ Thousands)		3,023

MUNICIPAL BONDS — 0.5%
City Public Service Board of San Antonio, RB
5.000%, 02/01/2043	460	464
Contra Costa Community College, GO
5.000%, 08/01/2038	460	466
County of Broward, Airport System Revenue, Ser Q-1, RB
5.000%, 10/01/2042	460	453
Metropolitan Transportation Authority, Ser A, RB
5.000%, 11/15/2038	490	480
University of Massachusetts, Building Authority, Ser 2, RB
5.000%, 11/01/2039	460	468

Total Municipal Bonds (Cost $2,368) ($ Thousands)		2,331

SOVEREIGN DEBT — 0.1%
Qatar Government International Bond
4.500%, 01/20/2022 (B)	200	208
Republic of Indonesia MTN
3.375%, 04/15/2023 (B)	300	240

Total Sovereign Debt (Cost $506) ($ Thousands)		448

EXCHANGE TRADED FUND — 1.0%
Market Vectors Gold Miners ETF	166,630	4,687

Total Exchange Traded Fund (Cost $4,107) ($ Thousands)		4,687

Total Investments — 99.2% (Cost $480,479) ($ Thousands)		$478,081

The open futures contracts held by the Fund at August 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	8	Nov-2013	$52
Corn	(10)	Dec-2013	(12)
Cotton No. 2	5	Dec-2013	(2)
Crude Oil	9	Dec-2013	12
Feeder Cattle	(8)	Oct-2013	7
Gasoil Euro	(6)	Dec-2013	(16)
Gasoline	(3)	Dec-2013	(6)
Gold	(38)	Dec-2013	(262)
Heating Oil	(11)	Nov-2013	(22)
Lean Hogs	27	Oct-2013	28
LME Copper	(3)	Nov-2013	13
LME Nickle	5	Nov-2013	(29)
Natural Gas	9	Nov-2013	13
NYMEX Cocoa	46	Dec-2013	20
NYMEX Coffee	(33)	Oct-2013	4
Platinum	13	Oct-2013	64
Soybean	11	Nov-2013	65
Soybean Meal	10	Dec-2013	50
Soybean Oil	(12)	Dec-2013	(10)
Sugar	(24)	Feb-2014	5
U.S. 5-Year Treasury Note	(46)	Dec-2013	(9)
U.S. 10-Year Treasury Note	(235)	Dec-2013	(149)
U.S. Long Treasury Bond	(27)	Dec-2013	(41)
Wheat	(14)	Dec-2013	15

			$(210)

For the period ended August 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/4/13-10/2/13	BRL	31,808	USD	13,648	$322
9/6/13-10/11/13	CAD	17,027	USD	16,494	359
9/17/13	AUD	8,418	USD	7,728	240
9/17/13	JPY	999,908	USD	10,092	(101)
9/17/13	NOK	17,161	USD	2,911	112
9/17/13	RUB	129,106	USD	3,896	29
9/17/13	SEK	2,085	USD	319	5
9/17/13	SGD	133	USD	105	1
9/17/13	THB	24,035	USD	768	22
9/17/13	TRY	273	USD	141	8
9/17/13	USD	1,144	AUD	1,278	(8)
9/17/13	USD	3,210	CAD	3,379	(8)
9/17/13	USD	11,257	CNY	69,678	116
9/17/13	USD	424	ZAR	4,243	(10)
9/17/13	ZAR	4,243	USD	430	17
9/17/13-9/19/13	EUR	17,169	USD	22,742	104
9/17/13-9/19/13	GBP	12,361	USD	19,091	(27)
9/17/13-9/27/13	USD	3,753	GBP	2,426	(1)
9/17/13-10/11/13	CNY	15,497	USD	2,510	(18)

					$1,162

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(32,030)	32,390	$360
BNP Paribas	(318)	325	8
Brown Brothers Harriman	(10,232)	10,343	112
Citigroup	(3,968)	4,001	33
Credit Suisse First Boston	(23,579)	23,690	111
Deutsche Bank	(11,082)	11,063	(19)
Goldman Sachs	(13,870)	14,066	196
HSBC	(1,604)	1,610	6
JPMorgan Chase Bank	(4,140)	4,165	25
Royal Bank of Canada	(3,141)	3,217	76
Royal Bank of Scotland	(3,330)	3,280	(51)
Standard & Poor’s Securities	(10,226)	10,482	256
Standard Bank	(279)	282	3
UBS	(1,794)	1,840	46

			$1,162

For the period ended August 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at August 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CDX.NA.IG 19-V1 Index	SELL	1.00	12/20/17	(690)	$7
Bank of America	Societe Generale	SELL	3.00	12/20/17	(200)	9
Citibank	CDX-NAIGS20V1-5Y-17426	SELL	1.00	06/20/18	(6,500)	—
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	09/20/17	(170)	8

						$24

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1.10%	3 Month USD LIBOR	02/21/17	500	$1
Credit Suisse	3 Month USD LIBOR	2.09%	03/12/22	250	(10)
JPMorgan Chase Bank	0.69%	3 Month USD LIBOR	10/13/13	4,910	(14)
Morgan Stanley	2.80%	3 Month USD LIBOR	03/06/42	330	50
Morgan Stanley	2.81%	3 Month USD LIBOR	02/21/42	450	73
Morgan Stanley	1.57%	6 Month EURIBOR	05/21/23	1,550	101
Morgan Stanley	3M US LIBOR	2.02%	05/21/23	1,780	(127)
Morgan Stanley	0.56%	3 Month USD LIBOR	03/12/14	3,880	(14)

					$60

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 45 Bps	03/17/14	32,285	$535
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	698	11
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	2,159	35
Deutsche Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 32 Bps	05/15/14	917	15
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 42 Bps	06/16/14	724	12
Deutsche Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 46 Bps	06/16/14	10,234	169
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 34 Bps	07/15/14	2,215	37
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 34 Bps	07/15/14	3,889	65
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 37 Bps	08/15/14	6,795	112
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 37 Bps	08/15/14	6,911	115
Deutsche Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	09/15/14	1,699	12
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 36 Bps	09/15/14	1,701	14
Deutsche Bank	Dj-Ubs Commodity Index Ex Industrial Metals	0.11%	Index Return	09/16/13	(3,028)	51
Deutsche Bank	Dj-Ubs Commodity Ex-Precious Metals Index	0.11%	Index Return	09/16/13	(3,005)	13
JPMorgan Chase Bank	Dj-Ubs Commodity Index 2-Month Forward	0.14%	Index Return	09/16/13	(58,086)	334
JPMorgan Chase Bank	Dj-Ubs Commodity Index 2-Month Forward	0.14%	Index Return	09/16/13	(6,597)	38
Deutsche Bank	Dj-Ubs Commodity Index Ex Industrial Metals	0.12%	Index Return	09/16/13	(359)	6
Deutsche Bank	Dj-Ubs Commodity Ex-Precious Metals Index	0.11%	Index Return	09/16/13	(356)	1
JPMorgan Chase Bank	Dj-Ubs Commodity Index 2-Month Forward	0.14%	Index Return	09/16/13	(2,176)	13
Deutsche Bank	Dj-Ubs Commodity Index 2-Month Forward	0.14%	Index Return	09/16/13	(1,440)	9
JPMorgan Chase Bank	Dj-Ubs Commodity Index 2-Month Forward	0.14%	Index Return	09/16/13	(385)	2
JPMorgan Chase Bank	Dj-Ubs Commodity Index Ex Industrial Metals	0.12%	Index Return	09/16/13	(181)	2
JPMorgan Chase Bank	Dj-Ubs Commodity Ex-Precious Metals Index	0.11%	Index Return	09/16/13	(210)	1
Deutsche Bank	Dj-Ubs Commodity Index 2-Month Forward	0.14%	Index Return	09/16/13	(19,520)	112
Deutsche Bank	Dj-Ubs Commodity Index Ex Industrial Metals	0.12%	Index Return	09/16/13	(1,021)	17
Deutsche Bank	Dj-Ubs Commodity Ex-Precious Metals Index	0.11%	Index Return	09/16/13	(1,020)	5

						$1,736

For the period ended August 31, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period. period.

As of August 31, 2013, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(5,892)	Bank of America, 0.06%	$(5,892)
(2,083)	Bank of America, 0.06%	(2,083)
(8,312)	Bank of America, 0.07%	(8,312)
(1,003)	Bank of America, 0.07%	(1,003)
(1,407)	Bank of America, 0.07%	(1,407)
(1,087)	Bank of America,0.07%	(1,087)
(3,149)	Bank of America, 0.08%	(3,149)
(5,095)	Bank of America, 0.11%	(5,095)
(22,196)	Bank of America, 0.12%	(22,196)
(6,564)	Bank of America, 0.12%	(6,564)
(6,045)	Bank of America, 0.15%	(6,045)

		$(62,833)

Percentages are based on Net Assets of $482,072 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2013. The coupon on a step bond changes on a specified date.
‡‡	At August 31, 2013, the tax basis cost of the Fund’s investments was $480,479 ($ Thousands), and the unrealized appreciation and depreciation were $8,758 ($ Thousands) and ($7,771) ($ Thousands) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GDR — Global Depositary Receipt

GO — General Obligation

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

PLC— Public Limited Company

RB — Revenue Bond

RUB — Russian Rouble

S&P — Standard & Poor’s

Ser — Series

SEK — Swedish Krone

SGD — Singapore Dollar

THB — Thai Bhat

TRY— Turkish New Lira

USD— United States Dollar

ZAR— South African Rand

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$277,490	$—	$277,490
Common Stock	62,996	—	—	62,996
Foreign Common Stock	60,276	—	—	60,276
Mortgage-Backed Securities	—	23,181	—	23,181
Corporate Obligations	—	20,397	—	20,397
Asset-Backed Securities	—	13,787	—	13,787
Foreign Bonds	—	9,465	—	9,465
Preferred Stock	2,976	47	—	3,023
Municipal Bonds	—	2,331	—	2,331
Sovereign Debt	—	448	—	448
Exchange Traded Fund	4,687	—	—	4,687

Total Investments in Securities	$130,935	$347,146	$—	$478,081

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$348	$—	$—	$348
Unrealized Depreciation	(558)	—	—	(558)
Forwards Contracts *
Unrealized Appreciation	—	1,335	—	1,335
Unrealized Depreciation	—	(173)	—	(173)
Credit Default Swaps *
Unrealized Appreciation	—	24	—	24
Interest Rate Swaps *
Unrealized Appreciation	—	225	—	225
Unrealized Depreciation	—	(165)	—	(165)
Total Return Swaps *
Unrealized Appreciation	—	1,736	—	1,736
Reverse Repurchase Agreements	—	(62,833)	—	(62,833)

Total Other Financial Instruments	$(210)	$(59,851)	$—	$(60,061)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2013

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2013, the Fund is the seller (“providing protection”) on a total notional amount of $7.6 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(21,918)	—	—	$(70,171)	$(92,089)
Maximum potential amount of future payments	(433,720)	—	—	(7,190,000)	(7,623,720)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 4000	—	—	$7,623,700	—	—	$7,623,700
Greater than 4000	—	—	—	—	—	—

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 30, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: October 30, 2013